UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-05028

PIMCO Funds

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer and Principal Financial Officer

PIMCO Funds

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (866) 746-2606

Date of fiscal year end: March 31

Date of reporting period: April 1, 2006 to March 31, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

EXPLANATORY NOTE

The Registrant has filed this Certified Shareholder Report on Form N-CSR with the Securities and Exchange Commission in two (2) counterparts due to file size limitations on EDGAR submissions. The initial submission of the Certified Shareholder Report on Form N-CSR (accession #0001193125-07-133349) provides the information required by Item 1 with respect to certain reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1). This submission provides the information required by Item 1 with respect to the remaining reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1) that were not included in the Registrant’s initial submission. Apart from Item 1, this submission is identical in all material respects to the initial submission.

Item 1. Reports to Stockholders.

The following are copies of the reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Filed under the previously filed companion submission on Form N-CSR.

•	PIMCO Funds—Bond Funds—Institutional and Administrative Classes

•	PIMCO Funds—International Bond Funds—Institutional and Administrative Classes

•	PIMCO Funds—Bond Funds—A, B, and C Classes

•	PIMCO Funds—Bond Funds—Class D

•	PIMCO Funds—Total Return Funds—Institutional and Administrative Classes

•	PIMCO Funds—PIMCO Total Return Fund—A, B, and C Classes

•	PIMCO Funds—PIMCO Total Return Fund—Class D

•	PIMCO Funds—PIMCO Real Return Fund—A, B and C Classes

•	PIMCO Funds—Strategic Markets Bond Funds—Institutional and Administrative Classes

•	PIMCO Funds—Real Return Strategy, Equity-Related & Asset Allocation Funds—A, B, and C Classes

•	PIMCO Funds—Real Return Strategy, Equity-Related & Asset Allocation Funds—Class D

Filed under this submission on Form N-CSR:

•	PIMCO Funds—Municipal Bond Funds—Institutional and Administrative Classes

•	PIMCO Funds—Municipal Bond Funds—A, B, and C Classes

•	PIMCO Funds—Municipal Bond Funds—Class D

•	PIMCO Funds—Class R

•	PIMCO Funds—Bond Fund—Income Fund—Institutional, Administrative, A, C, D and R Classes

•	Private Account Portfolio Series

Share Classes	Institutional and Administrative

Annual Report  March 31, 2007

Municipal Bond Funds

California Intermediate Municipal Bond Fund

California Short Duration Municipal Income Fund

High Yield Municipal Bond Fund

Municipal Bond Fund

New York Municipal Bond Fund

Short Duration Municipal Income Fund

		Page

Chairman’s Letter		1
Important Information About the Funds		2
Benchmark Descriptions		10
Financial Highlights		12
Statements of Assets and Liabilities		16
Statements of Operations		17
Statements of Changes in Net Assets		18
Notes to Financial Statements		37
Report of Independent Registered Public Accounting Firm		46
Federal Income Tax Information		47
Management of the Trust		48

FUND	Fund Summary	Schedule of Investments

California Intermediate Municipal Bond Fund	4	20
California Short Duration Municipal Income Fund	5	23
High Yield Municipal Bond Fund	6	24
Municipal Bond Fund	7	27
New York Municipal Bond Fund	8	32
Short Duration Municipal Income Fund	9	34

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Funds’ website at www.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330, and is available without charge, upon request by calling the Trust at 1-866-746-2606 and on the Fund’s website at www.pimco-funds.com.

PIMCO Funds are distributed by Allianz Global Investors Distributors LLC, 2187 Atlantic Street Stamford, CT 06902, www.pimco-funds.com, (800) 927-4648.

The Annual Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

It is our pleasure to present to you the annual report for the PIMCO Municipal Bond Funds covering the twelve-month period ended March 31, 2007. At the end of the period, net assets for the overall PIMCO Funds family stood at over $213 billion.

Also worthy of note, on May 15, 2007, PIMCO was pleased to announce to clients the commencement of a special consulting arrangement with Dr. Alan Greenspan to participate in our strategy reviews at our Newport Beach headquarters. This engagement provides PIMCO with unique access and insight from the former Fed Chairman whose perspective on financial markets, global economic trends, and investor behavior is truly special.

Highlights of the bond markets during the twelve-month period include:

■

After raising interest rates twice in the first quarter of the reporting period, signs of economic softness in the second quarter prompted the Federal Reserve to pause and leave the Federal Funds Rate at 5.25% following a series of seventeen consecutive interest rate hikes that began in mid-2004. The Federal Reserve did not raise or lower the Federal Funds Rate throughout the remainder of the reporting period, despite continued weakness in the U.S. housing market, the collapse of the subprime mortgage sector and concern that inflation may not moderate as expected.

■

Bonds generally gained during the period despite a difficult environment in the first quarter as interest rates across the U.S. Treasury yield curve fell in response to signs of economic and market weakness. The yield on the benchmark ten-year Treasury decreased by 0.20% to end the period at 4.64%. The Lehman Brothers Aggregate Bond Index, a widely used index comprised of Treasury, investment-grade corporate and mortgage-backed securities, returned 6.59% for the period.

■	Municipal bonds performed well during the period and benefited from a favorable balance of supply and demand. The Lehman Brothers General Municipal Bond Index returned 5.43% for the period.

On the following pages, please find specific details as to each Fund’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your account manager, or call one of our shareholder associates at 1-866-746-2606. We also invite you to visit our website at www.pimco-funds.com or our investment manager’s website at www.pimco.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

May 21, 2007

Annual Report	March 31, 2007	1

Important Information About the Funds

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. Investors should consider the investment objectives, risks, charges and expenses of these Funds carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: credit risk, high-yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage risk, issuer non-diversification risk, leveraging risk, California state-specific risk, New York state-specific risk, and management risk. A complete description of these risks is contained in the Funds’ prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. A non-diversified fund may have additional risk and volatility compared to a diversified fund. Shareholders of a municipal bond fund will, at times, incur a tax liability, as income from these funds may be subject to state and local taxes and, where applicable, the alternative minimum tax. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

On each individual Fund Summary page in this Annual Report, the Average Annual Total Return table measures performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. The performance of the Administrative Class reflects the payment of a distribution and/or service fee in an amount not to exceed 0.25% of the Fund’s assets on an annualized basis. The figures in the line graph are calculated at net asset value and assume the investment of $5,000,000 at the beginning of the first full month following the Fund’s Institutional Class inception. Each of the various Lipper Averages, which are calculated by Lipper, Inc., a Reuters Company, represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account sales charges.

For periods prior to the inception date of the Administrative Class shares performance information shown is based on the performance of the Fund’s Institutional Class Shares. The prior Institutional Class performance has been adjusted to reflect the distribution, and/or service fees, and other expenses paid by the Administrative Class shares. The Administrative Class shares were first offered in (month/year): California Intermediate Municipal Bond Fund (9/99), Municipal Bond Fund (9/98) and Short Duration Municipal Income Fund (10/02). The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

2	PIMCO Funds	Municipal Bond Funds

The following disclosure provides important information regarding each Fund’s Expense Example (“Example” or “Expense Example”), which appears on each Fund’s individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees (Administrative Class only), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for most funds is from October 1, 2006 to March 31, 2007.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

Annual Report	March 31, 2007	3

PIMCO California Intermediate Municipal Bond Fund	Institutional Class	PCIMX
	Administrative Class	PCMMX

Cumulative Returns Through March 31, 2007

Allocation Breakdown*

California	78.8%
Puerto Rico	10.3%
Virgin Islands	5.7%
Short-Term Instruments	1.0%
Other	4.2%

*	% of Total Investments as of 03/31/2007

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	5 Years	Fund Inception (08/31/99)
PIMCO California Intermediate Municipal Bond Fund Institutional Class	5.14%	3.81%	4.85%
PIMCO California Intermediate Municipal Bond Fund Administrative Class	4.88%	3.55%	4.59%
Lehman Brothers California Intermediate Municipal Bond Index	4.90%	4.82%	5.17%
Lipper California Intermediate Municipal Debt Fund Average	4.23%	3.83%	4.55%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7, 30, or 60 days of acquisition, depending on the Fund. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2006, as supplemented to date, is 0.445% for the Institutional Class shares and 0.695% for the Administrative Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,018.38	$1,017.13	$1,022.71	$1,021.47
Expenses Paid During Period†	$2.24	$3.50	$2.24	$3.50

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.445% for Institutional Class, 0.695% for Administrative Class), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO California Intermediate Municipal Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax.

»	The Fund’s average credit quality was A+ at the end of the one-year period versus the benchmark’s average of AAA/AA1.

»

Municipals underperformed Treasuries and the taxable debt sector; the Lehman Brothers General Municipal Bond Index returned 5.43%, while the Lehman Brothers Aggregate and the Lehman Brothers Treasury Indices returned 6.59% and 5.87%, respectively.

»

The Fund’s effective duration was managed above that of its benchmark throughout the period, which was positive for performance, as municipal yields declined across all maturities, except for bonds maturing in two years and shorter.

»

The Fund’s Institutional Class SEC yield after fees at March 30, 2007 was 3.63%. The yield was 6.16% on a fully tax adjusted basis assuming a federal tax rate of 35.0% and an effective CA state tax rate of 6.05%, or 4.08% assuming a federal tax rate of 10.0% and an effective CA state tax rate of 1.0%. An investor’s tax adjusted yield may differ depending on such investor’s tax bracket.

»	Exposure to tobacco securitized municipals helped performance as the sector rallied due to increased demand for higher yielding municipal debt.

»	California municipal bonds outperformed the broader national market for the period.

»	Exposure to zero coupon municipal bonds benefited performance as they outperformed the municipal index.

»	An overweight to the lease revenue sector hindered performance as this sector underperformed for the year.

4	PIMCO Funds	Municipal Bond Funds

PIMCO California Short Duration Municipal Income Fund
	Institutional Class	PCDIX

Cumulative Returns Through March 31, 2007

Allocation Breakdown*

California	90.4%
Texas	2.4%
Washington	2.4%
Delaware	2.4%
Other	2.4%

*	% of Total Investments as of 03/31/2007

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Cumulative Total Return for the period ended March 31, 2007
Fund Inception (08/31/06)
PIMCO California Short Duration Municipal Income Fund Institutional Class	2.33%
Lehman Brothers California 1-Year Municipal Bond Index	2.03%
Lipper California Short Intermediate Municipal Debt Fund Average	1.95%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7, 30, or 60 days of acquisition, depending on the Fund. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2006, as supplemented to date, is 0.40% for the Institutional Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,017.33	$1,023.19
Expenses Paid During Period†	$1.76	$1.77

† The actual expenses are equal to the net annualized expense ratio of 0.35% for Institutional Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized expense ratio of 0.35% reflects net annualized expenses after application of an expense reduction of 1.45%.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO California Short Duration Municipal Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal and California income tax.

»

Municipals underperformed Treasuries and the taxable debt sector; the Lehman Brothers General Municipal Bond Index returned 5.43%, while the Lehman Brothers Aggregate and the Lehman Brothers Treasury Indices returned 6.59% and 5.87%, respectively.

»	The Fund’s effective duration was managed above that of its benchmark throughout the period, which contributed to relative performance as municipal yields in California declined across all maturities.

»

The Fund’s Institutional Class SEC yield after fees at March 30, 2007 was 3.40%. The yield was 5.77% on a fully tax adjusted basis assuming a federal tax rate of 35.0% and an effective CA state tax rate of 6.05%, or 3.82% assuming a federal tax rate of 10.0% and an effective CA state tax rate of 1.0%. An investor’s tax adjusted yield may differ depending on such investor’s tax bracket.

»	Municipal bonds within California outperformed the broader national market for the period.

»	An overweight to the Water and Sewer and Lease Revenue sectors detracted from performance as these sectors underperformed over the period.

Annual Report	March 31, 2007	5

PIMCO High Yield Municipal Bond Fund
	Institutional Class	PHMIX

Cumulative Returns Through March 31, 2007

Allocation Breakdown*

Minnesota	9.2%
Florida	9.1%
Michigan	7.6%
California	7.4%
Arizona	7.0%
Illinois	6.6%
New York	6.0%
Short-Term Instruments	5.1%
Colorado	5.0%
Other	37.0%

*	% of Total Investments as of 03/31/2007

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Cumulative Total Return for the period ended March 31, 2007
Fund Inception (07/31/06)
PIMCO High Yield Municipal Bond Fund Institutional Class	9.95%
60% Lehman Brothers High Yield Municipal Bond Index/40% Lehman Brothers General Municipal Index	5.33%
Lipper High Yield Municipal Debt Fund Average	4.90%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7, 30, or 60 days of acquisition, depending on the Fund. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2006, as supplemented to date, is 0.56% for the Institutional Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,063.91	$1,022.19
Expenses Paid During Period†	$2.83	$2.77

† The actual expenses are equal to the net annualized expense ratio of 0.55% for Institutional Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized expense ratio of 0.55% reflects net annualized expenses after application of an expense reduction of 0.55%.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO High Yield Municipal Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

»

Municipals underperformed Treasuries and the taxable debt sector; the Lehman Brothers General Municipal Bond Index returned 5.43%, while the Lehman Brothers Aggregate and the Lehman Brothers Treasury Indices returned 6.59% and 5.87%, respectively.

»

The Fund’s effective duration was managed above that of its benchmark throughout the period, which was positive for performance as municipal yields declined across all maturities longer than two years.

»

The Fund’s Institutional Class SEC yield after fees at March 30, 2007 was 4.72%. The yield was 7.26% on a fully tax adjusted basis assuming a federal tax rate of 35.0%, or 5.24% assuming a federal tax rate of 10.0%. An investor’s tax adjusted yield may differ depending on such investor’s tax bracket.

»	Exposure to tobacco securitized municipals helped performance as the sector rallied due to increased demand for higher yielding municipal debt.

6	PIMCO Funds	Municipal Bond Funds

PIMCO Municipal Bond Fund	Institutional Class	PFMIX
	Administrative Class	PMNAX

Cumulative Returns Through March 31, 2007

Allocation Breakdown*

California	15.1%
Texas	11.7%
New York	8.4%
New Jersey	7.4%
Illinois	6.2%
Other	51.2%

*	% of Total Investments as of 03/31/2007

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	5 Years	Fund Inception (12/31/97)
PIMCO Municipal Bond Fund Institutional Class	5.49%	4.83%	5.00%
PIMCO Municipal Bond Fund Administrative Class	5.25%	4.57%	4.74%
Lehman Brothers General Municipal Bond Index	5.43%	5.50%	5.33%
Lipper General Municipal Debt Fund Average	4.86%	4.86%	4.37%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7, 30, or 60 days of acquisition, depending on the Fund. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2006, as supplemented to date, is 0.465% for the Institutional Class shares and 0.715% for the Administrative Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Institutional Class		Administrative Class		Institutional Class		Administrative Class
Beginning Account Value (10/01/06)	$1,000.00		$1,000.00		$1,000.00		$1,000.00
Ending Account Value (03/31/07)	$1,021.02		$1,020.03		$1,022.31		$1,021.02
Expenses Paid During Period(a)	$2.65	(c)	$3.95	(d)	$2.65	(c)	$3.96	(d)
Expenses Paid During Period, Excluding Interest Expense for Floating Rate Notes(b)	$2.34		$3.60		$2.34		$3.60

(a) For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.525% for the Institutional Class shares and 0.785% for the Administrative Class shares), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

(b) For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.465% for the Institutional Class shares and 0.715% for the Administrative Class shares), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

(c) Includes non-cash interest expense of $0.31 for Actual Performance and $0.31 for Hypothetical Performance. The additional non-cash interest expense does not reflect actual expenses paid by the Fund, but instead is offset by additional interest income recorded by the Fund in an inverse floating rate transaction accounted for as a secured borrowing. Refer to Note 2(h) in the Notes to Financial Statements for additional information regarding inverse floating rate transactions.

(d) Includes non-cash interest expense of $0.35 for Actual Performance and $0.36 for Hypothetical Performance. The additional non-cash interest expense does not reflect actual expenses paid by the Fund, but instead is offset by additional interest income recorded by the Fund in an inverse floating rate transaction accounted for as a secured borrowing. Refer to Note 2(h) in the Notes to Financial Statements for additional information regarding inverse floating rate transactions.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Municipal Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

»	The Fund’s average credit quality was AA+ at the end of the one-year period versus the benchmark’s average of AA1/AA2.

»

Municipals underperformed Treasuries and the taxable debt sector; the Lehman Brothers General Municipal Bond Index returned 5.43%, while the Lehman Brothers Aggregate and the Lehman Brothers Treasury Indices returned 6.59% and 5.87%, respectively.

»

The Fund’s effective duration was managed above its benchmark throughout the period, which was positive for performance, as municipal yields declined across all maturities except for two years and shorter.

»

The Fund’s Institutional Class SEC yield after fees at March 30, 2007 was 3.70%. The yield was 5.69% on a fully tax adjusted basis assuming a federal tax rate of 35.0%, or 4.11% assuming a federal tax rate of 10.0%. An investor’s tax adjusted yield may differ depending on such investor’s tax bracket.

»	Exposure to tobacco securitized municipals helped performance as the sector rallied due to increased demand for higher yielding municipal debt.

»	Exposure to zero coupon municipal bonds benefited performance as they outperformed other municipal indexes.

»	An overweight to the prerefunded sector and an underweight to the transportation sector detracted from performance.

Annual Report	March 31, 2007	7

PIMCO New York Municipal Bond Fund
	Institutional Class	PNYIX

Cumulative Returns Through March 31, 2007

Allocation Breakdown*

New York	74.1%
Short-Term Instruments	11.1%
Puerto Rico	6.9%
California	2.5%
Other	5.4%

*	% of Total Investments as of 03/31/2007

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	5 Years	Fund Inception (08/31/99)
PIMCO New York Municipal Bond Fund Institutional Class	5.20%	5.08%	6.11%
Lehman Brothers New York Insured Municipal Bond Index	5.32%	5.73%	6.13%
Lipper New York Municipal Debt Fund Average	4.88%	4.88%	5.10%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7, 30, or 60 days of acquisition, depending on the Fund. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2006, as supplemented to date, is 0.445% for the Institutional Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class		Institutional Class
Beginning Account Value (10/01/06)	$1,000.00		$1,000.00
Ending Account Value (03/31/07)	$1,019.45		$1,022.51
Expenses Paid During Period(a)	$2.44	(c)	$2.45	(c)
Expenses Paid During Period, Excluding Interest Expense for Floating Rate Notes(b)	$2.24		$2.24

(a) The actual expenses are equal to the net annualized expense ratio of 0.485% for the Institutional Class shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

(b) The actual expenses are equal to the net annualized expense ratio of 0.445% for the Institutional Class shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

(c) Includes non-cash interest expense of $0.20 for Actual Performance and $0.21 for Hypothetical Performance. The additional non-cash interest expense does not reflect actual expenses paid by the Fund, but instead is offset by additional interest income recorded by the Fund in an inverse floating rate transaction accounted for as a secured borrowing. Refer to Note 2(h) in the Notes to Financial Statements for additional information regarding inverse floating rate transactions.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO New York Municipal Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax.

»

Municipals underperformed Treasuries and the taxable debt sector; the Lehman Brothers General Municipal Bond Index returned 5.43%, while the Lehman Brothers Aggregate and the Lehman Brothers Treasury Indices returned 6.59% and 5.87%, respectively.

»	The Fund’s effective duration was managed below that of its benchmark throughout the period, which was negative for performance, as municipal yields declined across all maturities.

»

The Fund’s Institutional Class SEC yield after fees at March 31, 2007 was 3.84%. The yield was 6.40% on a fully tax adjusted basis assuming a federal tax rate of 35.0% and an effective NY state tax rate of 5.01%, or 6.60% for a New York City resident assuming an effective tax rate of 6.82%. The yield was 4.44% on a fully tax adjusted basis assuming a federal tax rate of 10.0% and an effective NY state tax rate of 3.60%, or 4.58% for a New York City resident assuming an effective tax rate of 6.21%. An investor’s tax adjusted yield may differ depending on such investor’s tax bracket.

»	Exposure to tobacco securitized municipals helped performance as the sector rallied due to increased demand for higher yielding municipal debt.

»	Municipal bonds within New York underperformed the broader national market for the period.

»	Exposure to zero coupon municipal bonds benefited performance as they outperformed other municipal sectors.

»	An underweight to the transportation sector detracted from performance as this sector outperformed for over the past year.

8	PIMCO Funds	Municipal Bond Funds

PIMCO Short Duration Municipal Income Fund	Institutional Class	PSDIX
	Administrative Class	PSDMX

Cumulative Returns Through March 31, 2007

Allocation Breakdown*

Texas	15.4%
New York	12.8%
California	12.4%
Wisconsin	9.6%
Washington	8.1%
Massachusetts	7.0%
Other	34.7%

*	% of Total Investments as of 03/31/2007

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	5 Years	Fund Inception (08/31/99)
PIMCO Short Duration Municipal Income Fund Institutional Class	3.45%	2.49%	3.31%
PIMCO Short Duration Municipal Income Fund Administrative Class	3.21%	2.24%	3.06%
Lehman Brothers 1-Year Municipal Bond Index	3.68%	2.35%	3.20%
Lipper Short Municipal Debt Fund Average	3.28%	2.34%	3.00%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7, 30, or 60 days of acquisition, depending on the Fund. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2006, as supplemented to date, is 0.35% for the Institutional Class shares and 0.60% for the Administrative Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Institutional Class		Administrative Class		Institutional Class		Administrative Class
Beginning Account Value (10/01/06)	$1,000.00		$1,000.00		$1,000.00		$1,000.00
Ending Account Value (03/31/07)	$1,016.43		$1,015.27		$1,022.94		$1,021.79
Expenses Paid During Period(a)	$2.01	(c)	$3.17	(d)	$2.02	(c)	$3.18	(d)
Expenses Paid During Period, Excluding Interest Expense for Floating Rate Notes(b)	$1.76		$3.01		$1.77		$3.02

(a) For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.40% for the Institutional Class shares and 0.63% for the Administrative Class shares), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

(b) For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.35% for the Institutional Class shares and 0.60% for the Administrative Class shares), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

(c) Includes non-cash interest expense of $0.25 for Actual Performance and $0.25 for Hypothetical Performance. The additional non-cash interest expense does not reflect actual expenses paid by the Fund, but instead is offset by additional interest income recorded by the Fund in an inverse floating rate transaction accounted for as a secured borrowing. Refer to Note 2(h) in the Notes to Financial Statements for additional information regarding inverse floating rate transactions.

(d) Includes non-cash interest expense of $0.16 for Actual Performance and $0.16 for Hypothetical Performance. The additional non-cash interest expense does not reflect actual expenses paid by the Fund, but instead is offset by additional interest income recorded by the Fund in an inverse floating rate transaction accounted for as a secured borrowing. Refer to Note 2(h) in the Notes to Financial Statements for additional information regarding inverse floating rate transactions.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Short Duration Municipal Income Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

»	The Fund’s average credit quality was AAA at the end of the one-year period versus the benchmark’s average of AAA/AA1.

»

Municipals underperformed Treasuries and the taxable debt sector; the Lehman Brothers General Municipal Bond Index returned 5.43%, while the Lehman Brothers Aggregate and the Lehman Brothers Treasury Indices returned 6.59% and 5.87%, respectively.

»

The Fund’s effective duration was managed above that of its benchmark throughout the period, which contributed to relative performance as municipal yields declined across all maturities except for two years and shorter bonds.

»

The Fund’s Institutional Class SEC yield after fees at March 30, 2007 was 3.57%. The yield was 5.49% on a fully tax adjusted basis assuming a federal tax rate of 35.0%, or 3.97% assuming a federal tax rate of 10.0%. An investor’s tax adjusted yield may differ depending on such investor’s tax bracket.

»	Exposure to tobacco securitized municipals helped performance as the sector rallied due to increased demand for higher yielding municipal debt.

»	An underweight to the transportation sector detracted from performance as this sector outperformed the national market.

Annual Report	March 31, 2007	9

Benchmark Descriptions

Index	Description

60% Lehman Brothers High Yield Municipal Bond Index/40% Lehman Brothers General Municipal Bond Index	The benchmark is a blend of 60% Lehman Brothers High Yield Municipal Bond Index and 40% Lehman Brothers General Municipal Bond Index. The Lehman Brothers High Yield Municipal Bond Index is an unmanaged index made up of bonds that are non-investment grade, unrated, or rated below Ba1 by Moody’s Investors Service with a remaining maturity of at least one year. Lehman Brothers General Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment-grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in the index.

Lehman Brothers 1-Year Municipal Bond Index	Lehman Brothers 1-Year Municipal Bond Index is an unmanaged index comprised of national municipal bond issues having a maturity of at least one year and less than two years. It is not possible to invest directly in the index.

Lehman Brothers California 1-Year Municipal Bond Index	Lehman Brothers California 1-Year Municipal Bond Index is an unmanaged index comprised of California Municipal Bond Issues having a maturity of at least one year and less than two years. It is not possible to invest directly in the index.

Lehman Brothers California Intermediate Municipal Bond Index	Lehman Brothers California Intermediate Municipal Bond Index is an unmanaged index comprised of California Municipal Bond Issues having maturities of at least five years and less than ten years and consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in the index.

Lehman Brothers General Municipal Bond Index	Lehman Brothers General Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in the index.

Lehman Brothers New York Insured Municipal Bond Index	Lehman Brothers New York Insured Municipal Bond Index is an unmanaged index comprised of a broad selection of insured general obligation and revenue bonds of New York issuers with remaining maturities ranging from one year to 30 years. It is not possible to invest directly in the index.

10	PIMCO Funds	Municipal Bond Funds

(THIS PAGE INTENTIONALLY LEFT BLANK)

Annual Report	March 31, 2007	11

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

California Intermediate Municipal Bond Fund
Institutional Class
03/31/2007	$9.83	$0.40	$0.10	$0.50	$(0.40)	$0.00
03/31/2006(c)	9.96	0.39	(0.13)	0.26	(0.39)	0.00
03/31/2005(c)	10.22	0.42	(0.26)	0.16	(0.42)	0.00
03/31/2004	10.22	0.42	0.00	0.42	(0.42)	0.00
03/31/2003	10.16	0.45	0.11	0.56	(0.45)	(0.05)
Administrative Class
03/31/2007	9.83	0.37	0.10	0.47	(0.37)	0.00
03/31/2006(c)	9.96	0.37	(0.13)	0.24	(0.37)	0.00
03/31/2005(c)	10.22	0.39	(0.26)	0.13	(0.39)	0.00
03/31/2004	10.22	0.39	0.00	0.39	(0.39)	0.00
03/31/2003	10.16	0.41	0.12	0.53	(0.42)	(0.05)

California Short Duration Municipal Income Fund
Institutional Class
08/31/2006 - 03/31/2007	$10.00	$0.19	$0.04	$0.23	$(0.19)	$0.00

High Yield Municipal Bond Fund
Institutional Class
07/31/2006 - 03/31/2007	$10.00	$0.35	$0.63	$0.98	$(0.34)	$(0.01)

Municipal Bond Fund
Institutional Class
03/31/2007	$10.18	$0.42	$0.13	$0.55	$(0.42)	$0.00
03/31/2006(c)	10.14	0.41	0.02	0.43	(0.39)	0.00
03/31/2005(c)	10.32	0.43	(0.19)	0.24	(0.42)	0.00
03/31/2004	10.18	0.42	0.14	0.56	(0.42)	0.00
03/31/2003	10.03	0.46	0.18	0.64	(0.46)	(0.03)
Administrative Class
03/31/2007	10.18	0.39	0.14	0.53	(0.40)	0.00
03/31/2006(c)	10.14	0.38	0.03	0.41	(0.37)	0.00
03/31/2005(c)	10.32	0.40	(0.19)	0.21	(0.39)	0.00
03/31/2004	10.18	0.39	0.14	0.53	(0.39)	0.00
03/31/2003	10.03	0.43	0.19	0.62	(0.44)	(0.03)

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.025% to 0.225%.

(c) As restated. Refer to Note 11 in the Notes to Financial Statements for information regarding the restatement.

(d) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.80%.

(e) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.10%.

12	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.40)	$9.93	5.14%	$101,792	0.44	5%	0.44	5%	4.01%		59%
(0.39)	9.83	2.65	93,639	0.56	(b)	0.46	(b)	3.93		131
(0.42)	9.96	1.58	76,703	0.63		0.47		4.15		43
(0.42)	10.22	4.17	73,136	0.47		0.47		4.11		137
(0.50)	10.22	5.55	89,240	0.47		0.47		4.33		101

(0.37)	9.93	4.88	1,807	0.69	5	0.69	5	3.76		59
(0.37)	9.83	2.39	1,723	0.81	(b)	0.71	(b)	3.68		131
(0.39)	9.96	1.33	1,760	0.88		0.72		3.90		43
(0.39)	10.22	3.91	2,117	0.72		0.72		3.88		137
(0.47)	10.22	5.27	3,578	0.72		0.72		3.95		101

$(0.19)	$10.04	2.33%	$2,884	0.35	%*(d)	0.35	%*(d)	3.29	%*	83%

$(0.35)	$10.63	9.95%	$18,906	0.55	%*(e)	0.55	%*(e)	4.94	%*	94%

$(0.42)	$10.31	5.49%	$223,321	0.52	5%	0.465%		4.05%		76%
(0.39)	10.18	4.31	198,755	0.71	(b)	0.48	(b)	4.03		63
(0.42)	10.14	2.35	131,443	0.67		0.49		4.20		56
(0.42)	10.32	5.57	126,522	0.49		0.49		4.06		115
(0.49)	10.18	6.48	100,773	0.49		0.49		4.47		108

(0.40)	10.31	5.25	819	0.78	5	0.715		3.81		76
(0.37)	10.18	4.05	1,127	0.96	(b)	0.73	(b)	3.77		63
(0.39)	10.14	2.09	2,690	0.92		0.74		3.97		56
(0.39)	10.32	5.31	24,245	0.74		0.74		3.81		115
(0.47)	10.18	6.22	69,661	0.74		0.74		4.22		108

Annual Report	March 31, 2007	13

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

New York Municipal Bond Fund
Institutional Class
03/31/2007	$10.76	$0.42	$0.13	$0.55	$(0.41)	$(0.02)
03/31/2006	10.77	0.37	0.00	0.37	(0.37)	(0.01)
03/31/2005	10.87	0.37	(0.10)	0.27	(0.37)	0.00
03/31/2004	10.68	0.37	0.21	0.58	(0.37)	(0.02)
03/31/2003	10.35	0.44	0.45	0.89	(0.44)	(0.12)

Short Duration Municipal Income Fund
Institutional Class
03/31/2007	$9.96	$0.35	$(0.01)	$0.34	$(0.35)	$0.00
03/31/2006(d)	9.95	0.34	0.01	0.35	(0.34)	0.00
03/31/2005	10.17	0.28	(0.22)	0.06	(0.28)	0.00
03/31/2004	10.16	0.22	0.01	0.23	(0.22)	0.00
03/31/2003	10.17	0.27	(0.02)	0.25	(0.26)	0.00
Administrative Class
03/31/2007	9.96	0.33	(0.01)	0.32	(0.33)	0.00
03/31/2006(d)	9.95	0.32	0.01	0.33	(0.32)	0.00
03/31/2005	10.17	0.24	(0.20)	0.04	(0.26)	0.00
03/31/2004	10.16	0.18	0.02	0.20	(0.19)	0.00
10/22/2002 - 03/31/2003	10.12	0.11	0.04	0.15	(0.11)	0.00

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.025% to 0.225%.

(c) Effective October 1, 2004, the administrative expense was reduced to 0.15%.

(d) As restated. Refer to Note 11 in the Notes to Financial Statements for information regarding the restatement.

14	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$(0.43)	$10.88	5.20%	$32,533	0.48	5%	0.44	5%	3.86%	29%
(0.38)	10.76	3.47	7,581	0.46	(b)	0.46	(b)	3.43	48
(0.37)	10.77	2.56	2,978	0.47		0.47		3.41	42
(0.39)	10.87	5.49	2,068	0.47		0.47		3.40	147
(0.56)	10.68	8.79	3,108	0.48		0.48		4.10	227

$(0.35)	$9.95	3.45%	$178,380	0.40%		0.35%		3.49%	71%
(0.34)	9.96	3.60	106,240	0.45		0.35		3.44	79
(0.28)	9.95	0.63	118,485	0.37	(c)	0.37	(c)	2.83	104
(0.22)	10.17	2.25	110,601	0.39		0.39		2.13	226
(0.26)	10.16	2.52	75,543	0.39		0.39		2.64	152

(0.33)	9.95	3.21	11	0.63		0.60		3.27	71
(0.32)	9.96	3.35	10	0.70		0.60		3.20	79
(0.26)	9.95	0.42	10	0.63	(c)	0.63	(c)	2.42	104
(0.19)	10.17	1.98	249	0.64		0.64		1.80	226
(0.11)	10.16	1.48	715	0.64	*	0.64	*	2.42 *	152

Annual Report	March 31, 2007	15

Statements of Assets and Liabilities	March 31, 2007

(Amounts in thousands, except per share amounts)	California Intermediate Municipal Bond Fund	California Short Duration Municipal Income Fund	High Yield Municipal Bond Fund	Municipal Bond Fund	New York Municipal Bond Fund	Short Duration Municipal Income Fund

Assets:
Investments, at value	$139,847	$4,136	$48,706	$468,892	$55,307	$318,232
Repurchase agreements, at value	0	0	0	0	6,823	0
Cash	0	0	1	54	0	7
Receivable for investments sold	0	0	970	0	0	0
Receivable for Fund shares sold	18	1,168	3,124	1,426	601	182
Interest and dividends receivable	1,608	26	427	5,972	642	3,820
Variation margin receivable	14	0	4	835	3	609
Manager reimbursement receivable	0	37	74	0	0	0
Unrealized appreciation on swap agreements	0	0	0	2,551	0	2,486
Other assets	1	0	0	23	0	0
	141,488	5,367	53,306	479,753	63,376	325,336

Liabilities:
Payable for investments purchased	1,128	0	4,255	25,427	0	620
Payable for floating rate notes issued	0	0	0	5,241	0	0
Payable for Fund shares redeemed	176	0	75	947	13	1,102
Dividends payable	47	1	49	334	29	164
Accrued investment advisory fee	28	1	11	87	12	59
Accrued administration fee	31	1	13	114	15	62
Accrued distribution fee	0	0	1	51	0	7
Accrued servicing fee	8	0	6	48	7	27
Variation margin payable	6	0	0	753	0	539
Swap premiums received	0	0	0	2,160	0	1,026
Other liabilities	0	0	0	535	0	0
	1,424	3	4,410	35,697	76	3,606

Net Assets	$140,064	$5,364	$48,896	$444,056	$63,300	$321,730

Net Assets Consist of:
Paid in capital	$141,075	$5,353	$48,410	$435,166	$62,825	$334,312
Undistributed (overdistributed) net investment income	292	0	1	450	(19)	(7)
Accumulated undistributed net realized gain (loss)	(5,209)	1	(2)	(7,595)	121	(15,266)
Net unrealized appreciation	3,906	10	487	16,035	373	2,691
	$140,064	$5,364	$48,896	$444,056	$63,300	$321,730

Net Assets:
Institutional Class	$101,792	$2,884	$18,906	$223,321	$32,533	$178,380
Administrative Class	1,807	0	0	819	0	11
Other Classes	36,465	2,480	29,990	219,916	30,767	143,339

Shares Issued and Outstanding:
Institutional Class	10,249	288	1,778	21,655	2,990	17,935
Administrative Class	182	0	0	79	0	1

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$9.93	$10.04	$10.63	$10.31	$10.88	$9.95
Administrative Class	9.93	N/A	N/A	10.31	N/A	9.95

Cost of Investments Owned	$136,033	$4,127	$48,243	$455,869	$54,951	$318,418
Cost of Repurchase Agreements Owned	$0	$0	$0	$0	$6,823	$0

16	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

Statements of Operations

Year Ended March 31, 2007

(Amounts in thousands)	California Intermediate Municipal Bond Fund	California Short Duration Municipal Income Fund (1)	High Yield Municipal Bond Fund (2)	Municipal Bond Fund	New York Municipal Bond Fund	Short Duration Municipal Income Fund

Investment Income:
Interest	$6,350	$72	$550	$19,247	$1,870	$12,543
Miscellaneous income	0	0	1	29	0	6
Total Income	6,350	72	551	19,276	1,870	12,549

Expenses:
Investment advisory fees	320	4	31	944	97	643
Administration fees	369	3	33	1,240	128	711
Distribution and/or servicing fees - Administrative Class	4	0	0	3	0	0
Distribution and/or servicing fees - Other Classes	108	1	15	1,101	64	432
Trustees’ fees	0	0	0	1	0	1
Organization cost	0	37	74	0	0	0
Interest expense	0	0	0	264	15	146
Miscellaneous expense	1	0	0	1	0	0
Total Expenses	802	45	153	3,554	304	1,933
Reimbursement by Manager	0	(37)	(74)	0	0	0
Net Expenses	802	8	79	3,554	304	1,933

Net Investment Income	5,548	64	472	15,722	1,566	10,616

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(193)	4	59	1,135	39	(910)
Net realized gain (loss) on futures contracts, options and swaps	(479)	(3)	(45)	1,088	111	(3,315)
Net change in unrealized appreciation on investments	2,120	9	463	3,814	283	2,839
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	136	1	24	(413)	9	769
Net Gain (Loss)	1,584	11	501	5,624	442	(617)

Net Increase in Net Assets Resulting from Operations	$7,132	$75	$973	$21,346	$2,008	$9,999

(1) Period from August 31, 2006 to March 31, 2007.

(2) Period from July 31, 2006 to March 31, 2007.

Annual Report	March 31, 2007	17

Statements of Changes in Net Assets

	California Intermediate Municipal Bond Fund		California Short Duration Municipal Bond Fund	High Yield Municipal Bond Fund

(Amounts in thousands)	Year Ended March 31, 2007	Year Ended March 31, 2006 As Restated (a)	Period from August 31, 2006 to March 31, 2007	Period from July 31, 2006 to March 31, 2007

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$5,548	$5,015	$64	$472
Net realized gain (loss)	(672)	(1,193)	1	14
Net change in unrealized appreciation (depreciation)	2,256	(659)	10	487
Net increase resulting from operations	7,132	3,163	75	973

Distributions to Shareholders:
From net investment income
Institutional Class	(3,900)	(3,271)	(57)	(244)
Administrative Class	(66)	(64)	0	0
Other Classes	(1,580)	(1,689)	(7)	(227)
From net realized capital gains
Institutional Class	0	0	0	(8)
Other Classes	0	0	0	(8)

Total Distributions	(5,546)	(5,024)	(64)	(487)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	24,138	39,687	3,128	21,708
Administrative Class	0	0	0	0
Other Classes	6,453	18,393	2,613	31,370
Issued as reinvestment of distributions
Institutional Class	3,665	3,014	57	249
Administrative Class	66	64	0	0
Other Classes	1,059	1,079	5	123
Cost of shares redeemed
Institutional Class	(20,677)	(24,612)	(310)	(3,374)
Administrative Class	0	(78)	0	0
Other Classes	(20,304)	(18,837)	(140)	(1,688)
Net increase (decrease) resulting from Fund share transactions	(5,600)	18,710	5,353	48,388

Fund Redemption Fee	0	12	0	22

Total Increase (Decrease) in Net Assets	(4,014)	16,861	5,364	48,896

Net Assets:
Beginning of year or period	144,078	127,217	0	0
End of year or period*	$140,064	$144,078	$5,364	$48,896

*Including undistributed (overdistributed) net investment income of:	$292	$290	$0	$1

(a) Refer to Note 11 in the Notes to Financial Statements for information regarding the restatement.

18	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

Municipal Bond Fund		New York Municipal Income Fund		Short Duration Municipal Income Fund

Year Ended March 31, 2007	Year Ended March 31, 2006 As Restated (a)	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2007	Year Ended March 31, 2006 As Restated (a)

$15,722	$12,546	$1,566	$822	$10,616	$10,561
2,223	(2,717)	150	82	(4,225)	(2,711)
3,401	3,160	292	(172)	3,608	2,163
21,346	12,989	2,008	732	9,999	10,013

(8,502)	(5,631)	(697)	(155)	(5,553)	(3,828)
(39)	(48)	0	0	0	0
(7,350)	(6,238)	(881)	(667)	(5,061)	(6,735)

0	0	(40)	(5)	0	0
0	0	(38)	(24)	0	0

(15,891)	(11,917)	(1,656)	(851)	(10,614)	(10,563)

86,316	99,626	26,602	5,630	205,930	58,267
45	94	0	0	0	0
67,720	53,874	11,145	8,208	48,047	54,454

8,037	5,140	667	140	5,252	3,287
34	42	0	0	0	0
4,158	3,622	643	478	3,058	4,007

(72,576)	(37,729)	(2,407)	(1,122)	(138,588)	(73,749)
(400)	(1,712)	0	0	0	0
(55,653)	(47,321)	(4,764)	(4,615)	(91,602)	(156,714)
37,681	75,636	31,886	8,719	32,097	(110,448)

13	6	0	1	9	7

43,149	76,714	32,238	8,601	31,491	(110,991)

400,907	324,193	31,062	22,461	290,239	401,230
$444,056	$400,907	$63,300	$31,062	$321,730	$290,239

$450	$446	$(19)	$(7)	$(7)	$(10)

Annual Report	March 31, 2007	19

Schedule of Investments  California Intermediate Municipal Bond Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS & NOTES 98.8%

ARKANSAS 0.7%
Jefferson County, Arkansas Pollution Revenue Bonds, Series 2006
4.600% due 10/01/2017	$1,000	$1,011

CALIFORNIA 78.7%
Alameda, California Business Park Assessment Revenue Bonds, Series 1998
5.500% due 09/02/2012	1,180	1,209

Anaheim, California Public Financing Authority Revenue Bonds, (FSA Insured), Series 1997
0.000% due 09/01/2022	2,000	1,020
0.000% due 09/01/2035	1,000	274

Antioch, California Public Financing Authority Revenue Notes, Series 1998
5.500% due 09/02/2008	465	474

Banning, California Unified School District General Obligation Notes, (FSA Insured), Series 2003
4.000% due 08/01/2012	225	230

Burbank, California Community Facilities District Special Tax Revenue Notes, Series 2006
4.000% due 12/01/2009	100	100

California State Educational Facilities Authority Revenue Bonds, Series 1997
5.700% due 10/01/2015	135	139

California State Educational Facilities Authority Revenue Notes, Series 2006
5.000% due 11/01/2014	750	802

California State Housing Finance Agency Revenue Notes, (FGIC Insured), Series 2006
4.500% due 08/01/2012	1,400	1,419

California State Mobilehome Park Financing Authority Revenue Bonds, Series 2006
5.500% due 12/15/2041	165	168

California State Pollution Control Financing Authority Revenue Bonds, Series 2002
5.000% due 01/01/2022	2,000	2,075

California State Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Bonds, (California Mortgage Insured), Series 2001
5.250% due 04/01/2026	2,000	2,078

California State Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Bonds, Series 2003
5.200% due 11/15/2022	2,000	2,092

California State Department of Water Resources Revenue Bonds, Series 1997
5.000% due 12/01/2022	125	127

California State Educational Facilities Authority Revenue Bonds, (MBIA Insured), Series 2001
0.000% due 10/01/2014	500	375

California State Educational Facilities Authority Revenue Notes, Series 2005
5.000% due 10/01/2012	540	569
5.000% due 10/01/2013	570	604

California State Encinitas Union School District General Obligation Bonds, (MBIA Insured), Series 1996
0.000% due 08/01/2018	1,500	940

California State for Precious Veterans General Obligation Bonds, Series 2000
5.700% due 12/01/2032	160	163

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
California State Health Facilities Financing Authority Revenue Notes, (California Mortgage Insured), Series 2000
5.000% due 09/01/2010	$350	$362

California State Health Facilities Financing Authority Revenue Notes, Series 2005
5.000% due 07/01/2010	500	519

California State Hollister Joint Powers Financing Authority Revenue Bonds, (FSA Insured), Series 2006
4.500% due 06/01/2037	1,000	989

California State Housing Finance Agency Revenue Bonds, (AMBAC FHA Insured), Series 1996
5.950% due 02/01/2011	35	36

California State Infrastructure & Economic Development Bank Revenue Notes, Series 2005
5.000% due 03/01/2013	1,000	1,069

California State Public Works Board Revenue Bonds, Series 2005
5.000% due 04/01/2017	2,000	2,146

California State Public Works Board Revenue Notes, (FGIC Insured), Series 2006
5.000% due 10/01/2016	2,500	2,727

California State Sierra Kings Health Care District Revenue Bonds, Series 2006
6.000% due 12/01/2036	545	542

California State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2043	1,000	1,074

California State Tobacco Securitization Agency Revenue Bonds, Series 2006
0.000% due 06/01/2028 (b)	4,500	3,882

California Statewide Communities Development Authority Revenue Bonds, (California Mortgage Insured), Series 2001
5.000% due 10/01/2018	2,000	2,071

California Statewide Communities Development Authority Revenue Bonds, (XLCA Insured), Series 2006
4.100% due 04/01/2028	1,000	1,016

California Statewide Communities Development Authority Revenue Bonds, Series 1998
5.100% due 05/15/2025	2,000	2,057
5.250% due 05/15/2025	1,000	1,028

California Statewide Communities Development Authority Revenue Bonds, Series 2002
5.500% due 08/15/2034	1,000	1,064
6.750% due 07/01/2032 (d)	1,300	1,405

California Statewide Communities Development Authority Revenue Bonds, Series 2006
4.875% due 11/15/2036	400	406

California Statewide Communities Development Authority Revenue Notes, Series 2005
5.000% due 07/01/2013	850	900

California Statewide Financing Authority Revenue Notes, Series 2002
4.600% due 05/01/2012	1,030	1,048

Campbell, California Redevelopment Agency Tax Allocation Notes, Series 2002
4.700% due 10/01/2011	505	520

Capistrano, California Unified School District Community Facilities District No. 87-1 Special Tax Notes, (AMBAC Insured), Series 2006
5.000% due 09/01/2014	730	791

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Capistrano, California Unified School District Special Tax Bonds, Series 1999
5.700% due 09/01/2020	$1,500	$1,601

Capistrano, California Unified School District Special Tax Bonds, Series 2003
5.250% due 09/01/2016	700	726
5.375% due 09/01/2017	800	831

Chico, California Public Financing Authority Tax Allocation Bonds, (FSA Insured), Series 1996
5.200% due 04/01/2011	485	494

Chula Vista, California Special Tax Bonds, Series 2000
6.350% due 09/01/2017	230	243
6.400% due 09/01/2018	120	127

Contra Costa County, California Public Financing Authority Tax Allocation Bonds, Series 2003
5.625% due 08/01/2033	2,000	2,110

Corona, California Community Facilities District Special Tax Bonds, Series 1998
5.875% due 09/01/2023	1,000	1,031

Desert Sands, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 06/01/2014	3,000	2,274

El Monte, California School District General Obligation Notes, (FGIC Insured), Series 2005
0.000% due 05/01/2012	1,555	1,285

El Monte, California School District General Obligation Notes, (FGIC Insured), Series 2006
0.000% due 06/01/2013	1,195	944

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
5.000% due 06/01/2021	3,810	3,822
6.250% due 06/01/2033	1,000	1,105

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
5.125% due 06/01/2047	3,000	2,977

Irvine, California Special Tax Notes, Series 2006
3.950% due 09/01/2007	225	225

Lancaster, California Financing Authority Tax Allocation Revenue Bonds, (MBIA Insured), Series 2003
5.250% due 02/01/2015	1,150	1,262

Los Altos, California School District General Obligation Bonds, Series 2001
5.000% due 08/01/2016	200	212

Los Angeles, California Department of Airports Revenue Notes, (MBIA Insured), Series 2006
5.000% due 05/15/2016	1,000	1,076

Los Angeles, California Department of Water & Power Revenue Bonds, (MBIA Insured), Series 2001
5.250% due 07/01/2013	1,500	1,599

Los Angeles, California State Building Authority Revenue Notes, Series 1999
4.600% due 10/01/2007	150	151

Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2003
5.000% due 07/01/2016	2,285	2,449

Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 1999
4.750% due 07/01/2010	30	31

20	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Lucia Mar, California Unified School District General Obligation Bonds, (FSA Insured), Series 2002
5.000% due 08/01/2022	$1,215	$1,281

Modesto, California Irrigation District Certificates of Participation Notes, (AMBAC Insured), Series 2006
5.000% due 10/01/2015	3,545	3,851

Modesto, California Wastewater Revenue Bonds, (FSA Insured), Series 2005
5.000% due 11/01/2015	1,270	1,385

Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2016	500	344

Murrieta Valley, California Unified School District Public Financing Authority Special Tax Bonds, (Assured Guarantee Insured), Series 2006
4.750% due 09/01/2036	2,100	2,153

Newport Mesa, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2007
0.000% due 08/01/2027	610	248

Orange County, California Community Facilities District Special Tax Bonds, Series 2000
5.600% due 08/15/2011	455	467
5.700% due 08/15/2012	485	499
5.800% due 08/15/2013	600	618
6.200% due 08/15/2018	1,025	1,061

Orange County, California Local Transportation Authority Revenue Bonds, (AMBAC-TCRS Insured), Series 1992
6.200% due 02/14/2011	3,250	3,509

Placer County, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2006
4.750% due 08/01/2036	1,350	1,385

Poway, California Unified School District Special Tax Bonds, Series 2005
5.125% due 09/01/2028	1,000	1,024

Redding, California Redevelopment Agency Tax Allocation Bonds, Series 2006
5.000% due 09/01/2036	1,250	1,279

Rio Vista, California Community Facilities District Special Tax Notes, Series 2006
4.000% due 09/01/2009	170	170

Riverbank Redevelopment Agency of California Tax Allocation Bonds, Series 2007
4.100% due 08/01/2013	255	254

Riverside County, California Asset Leasing Corp. Revenue Bonds, (MBIA Insured), Series 2000
5.200% due 11/01/2010	250	263

Sacramento, California County Sanitation District Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 12/01/2017	1,000	1,092

Sacramento, California Municipal Utility District Revenue Bonds, Series 1983
9.000% due 04/01/2013	755	868

Sacramento, California Municipal Utility District Revenue Notes, (MBIA Insured), Series 2006
5.000% due 07/01/2014	1,000	1,085

San Diego County, California Certificates of Participation Notes, Series 2006
5.000% due 09/01/2013	1,340	1,407

San Fernando, California Redevelopment Agency Revenue Bonds, Series 2006
4.500% due 09/15/2017	1,425	1,469

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
San Francisco, California City & County Airport Commission Revenue Bonds, (FSA Insured), Series 1998
5.500% due 05/01/2015	$300	$308

San Francisco, California City & County Unified School District General Obligation Notes, (FSA Insured), Series 2005
5.000% due 06/15/2015	1,100	1,188

San Joaquin, California Delta Community College District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2014	2,000	1,506

San Jose, California Multi-Family Housing Revenue Bonds, Series 1999
4.950% due 06/01/2039	945	958

San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 1993
6.000% due 08/01/2010	195	210

San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2002
5.000% due 08/01/2022	2,000	2,110

San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2005
5.000% due 08/01/2017	1,000	1,078

San Pablo, California Redevelopment Agency Revenue Bonds, Series 1979
8.000% due 10/01/2011	80	86

San Ramon Valley, California Unified School District General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 07/01/2018	6,500	4,087

South San Francisco, California School District Revenue Notes, (MBIA Insured), Series 2006
5.000% due 09/15/2014	500	544

South Tahoe, California Joint Powers Financing Authority Revenue Notes, Series 2003
5.125% due 10/01/2009	500	504

Sulphur Springs, California Union School District General Obligation Bonds, (MBIA Insured), Series 1991
0.000% due 09/01/2009	1,485	1,360

University of California Revenue Bonds, (FSA Insured), Series 2005
5.000% due 05/15/2016	3,240	3,494

		110,230

COLORADO 0.3%
Black Hawk, Colorado Revenue Bonds, Series 2006
5.000% due 12/01/2021	400	407

FLORIDA 0.3%
Escambia County, Florida Environmental Improvement Revenue Bonds, Series 2006
5.000% due 08/01/2026	500	504

LOUISIANA 0.8%
Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039	1,000	1,073

MICHIGAN 0.3%
Michigan State Solid Waste Disposal Revenue Notes, Series 2004
4.500% due 12/01/2013	500	502

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MONTANA 0.4%
Hardin, Montana Tax Increment Infrastructure Development Revenue Bonds, Series 2006
0.000% due 09/01/2031 (b)	$830	$550

NEW JERSEY 0.2%
New Jersey State Economic Development Authority Revenue Bonds, Series 1998
6.800% due 04/01/2018	245	280

NEW YORK 0.8%
New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
5.500% due 01/01/2016	1,000	1,097

PUERTO RICO 10.3%
Commonwealth of Puerto Rico General Obligation Bonds, (Assured Guarantee Insured), Series 2006
5.231% due 07/01/2020	1,000	989

Commonwealth of Puerto Rico General Obligation Bonds, Series 2006
5.000% due 07/01/2035	1,000	1,043

Commonwealth of Puerto Rico Government Development Bank Revenue Notes, Series 2006
5.000% due 12/01/2014	2,500	2,668

Commonwealth of Puerto Rico Infrastructure Financing Authority Revenue Bonds, (AMBAC Insured), Series 1998
5.250% due 07/01/2010	150	155

Puerto Rico Children’s Trust Fund Revenue Notes, Series 2002
5.000% due 05/15/2009	1,000	1,019

Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2007
5.500% due 07/01/2021	2,500	2,814

Puerto Rico Public Buildings Authority Revenue Bonds, (Commonwealth Insured), Series 2004
5.000% due 07/01/2028	2,150	2,247

Puerto Rico Public Finance Corporations Revenue Bonds, Series 2004
5.750% due 08/01/2027	3,250	3,484

		14,419

TEXAS 0.3%
Arlington, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2000
6.080% due 02/15/2024	250	259

Houston, Texas Apartment System Revenue Bonds, Series 1997
6.125% due 07/15/2017	100	100

		359

VIRGIN ISLANDS 5.7%
Virgin Islands Public Finance Authority Revenue Bonds, Series 1998
5.500% due 10/01/2008	3,000	3,061

Virgin Islands Public Finance Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	1,250	1,389

Virgin Islands Public Finance Authority Revenue Bonds, Series 2007
4.700% due 07/01/2022	2,000	2,007

See Accompanying Notes	Annual Report	March 31, 2007	21

Schedule of Investments California Intermediate Municipal Bond Fund (Cont.)	March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Virgin Islands Public Finance Authority Revenue Notes, Series 1998
5.500% due 10/01/2007	$1,500	$1,511

		7,968

Total Municipal Bonds & Notes (Cost $134,586)		138,400

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 1.0%

REPURCHASE AGREEMENTS 0.8%
State Street Bank and Trust Co.
4.900% due 04/02/2007	$1,086	$1,086

(Dated 03/30/2007. Collateralized by Federal Home Loan Bank 3.875% due 06/08/2007 valued at $1,110. Repurchase proceeds are $1,086.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 0.2%
4.983% due 05/31/2007 - 06/14/2007 (a)(c)	$365	$361

Total Short-Term Instruments (Cost $1,447)		1,447

Total Investments 99.8% (Cost $136,033)		$139,847

Other Assets and Liabilities (Net) 0.2%		217

Net Assets 100.0%		$140,064

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

(a)	Coupon represents a weighted average rate.
(b)	Security becomes interest bearing at a future date.
(c)	Securities with an aggregate market value of $361 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2007	25	$9
90-Day Eurodollar March Futures	Long	03/2008	88	17
U.S. Treasury 30-Year Bond June Futures	Short	06/2007	39	66

				$92

(d)	Restricted securities as of March 31, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
California Statewide Communities Development Authority Revenue Bonds, Series 2002	6.750%	07/01/2032	02/07/2002	$1,300	$1,405	1.00%

22	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

Schedule of Investments California Short Duration Municipal Income Fund	March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS & NOTES 75.5%

CALIFORNIA 69.6%
California Abag Finance Authority for Nonprofit Corporations Certificate of Participation Bonds, (AMBAC Insured), Series 1993
3.550% due 08/01/2023	$200	$200

California Health Facilities Financing Authority Revenue Bonds, Series 2004
3.560% due 07/01/2033	100	100

California Housing Finance Agency Revenue Bonds, (FSA Insured), Series 2000
3.310% due 08/01/2015	100	100

California State Bay Area Toll Authority Revenue Bonds, (AMBAC Insured), Series 2001
3.460% due 04/01/2036	100	100

California State Department of Water Resources Revenue Bonds, (FSA Insured), Series 2002
3.550% due 05/01/2022	100	100

California State Department of Water Resources Revenue Notes, Series 2005
3.490% due 05/01/2011	150	150

California State Economic Recovery Revenue Bonds, (XLCA-ST-GTD Insured), Series 2004
3.440% due 07/01/2023	110	110

California Statewide Communities Development Authority Revenue Notes, (MBIA Insured), Series 2005
5.000% due 05/01/2015	150	162

Fresno, California Revenue Bonds, Series 2000
3.550% due 12/01/2030	150	150

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
5.125% due 06/01/2047	200	198

Golden State, California Tobacco Securitization Corporations Revenue Bonds, (FGIC-TCRS Insured), Series 2003
5.625% due 06/01/2038	100	111

Lincoln, California Unified School District Special Tax Notes, (AMBAC Insured), Series 2006
5.000% due 09/01/2015	185	201

Los Angeles County, California Revenue Bonds, (AMBAC Insured), Series 1996
3.550% due 06/30/2007	100	100

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Metropolitan Water District of Southern California Revenue Bonds, Series 2004
3.520% due 07/01/2023	$150	$150

Newport Beach, California Revenue Bonds, Series 1996
3.550% due 10/01/2026	250	250

Pittsburg, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2002
5.250% due 08/01/2013	100	109

Pleasanton, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2004
5.000% due 08/01/2015	150	164

Redding, California Redevelopment Agency Tax Allocation Bonds, Series 2006
4.375% due 09/01/2016	215	216

Rio Vista, California Community Facilities District Special Tax Notes, Series 2006
4.000% due 09/01/2009	100	100

Riverbank Redevelopment Agency of California Tax Allocation Bonds, Series 2007
4.000% due 08/01/2012	145	144

Roseville, California Natural Gas Finance Authority Revenue Notes, Series 2007
5.000% due 02/15/2012	100	106

Santa Ana, California Certificates of Participation Bonds, (AMBAC Insured), Series 2003
5.000% due 06/01/2015	195	208

Santa Clara Valley, California Water District Certificate Participation Notes, Series 2007
5.000% due 02/01/2016	150	163

Turlock, California Health Facilities Certificates of Participation Notes, Series 2004
3.750% due 10/15/2007	140	139

Upland, California Public Financing Authority Revenue Bonds, (AMBAC Insured), Series 2002
4.600% due 10/01/2016	100	105

Westminister, California Certificates of Participation Bonds, (AMBAC Insured), Series 1998
3.550% due 06/01/2022	100	100

		3,736

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
DELAWARE 1.8%
Delaware State Economic Development Authority Revenue Bonds, Series 1985
3.630% due 12/01/2015	$100	$100

PUERTO RICO 0.3%
Commonwealth of Puerto Rico Revenue Notes, Series 2006
4.500% due 07/30/2007	15	15

TEXAS 1.9%
Texas State Municipal Power Agency Revenue Notes, Series 2006
4.500% due 08/31/2007	100	100

WASHINGTON 1.9%
King County, Washington Sewer Revenue Bonds, Series 2006
3.650% due 01/01/2032	100	100

Total Municipal Bonds & Notes (Cost $4,042)		4,051

SHORT-TERM INSTRUMENTS 1.6%

REPURCHASE AGREEMENTS 1.4%
State Street Bank and Trust Co.
4.900% due 04/02/2007	75	75

(Dated 03/30/2007. Collateralized by Federal Home Loan Bank 3.875% due 06/08/2007 valued at $81. Repurchase proceeds are $75.)

U.S. TREASURY BILLS 0.2%
5.040% due 05/31/2007 (a)	10	10

Total Short-Term Instruments (Cost $85)		85

Total Investments 77.1% (Cost $4,127)		$4,136

Other Assets and Liabilities (Net) 22.9%		1,228

Net Assets 100.0%		$5,364

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

(a)	Securities with an aggregate market value of $10 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 10-Year Note June Futures	Short	06/2007	2	$1

See Accompanying Notes	Annual Report	March 31, 2007	23

Schedule of Investments  High Yield Municipal Bond Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS & NOTES 94.5%

ALABAMA 0.1%
Butler, Alabama Industrial Development Board Revenue Bonds, Series 1993
5.900% due 12/01/2012	$50	$50

ALASKA 2.1%
Alaska Industrial Development & Export Authority Revenue Bonds, Series 2007
6.000% due 12/01/2036	1,000	1,017

ARIZONA 6.9%
Arizona Health Facilities Authority Revenue Bonds, Series 2007
5.200% due 10/01/2037	1,000	1,007

Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2006
6.375% due 06/01/2036	1,000	1,057

Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2007
5.000% due 06/01/2037	1,250	1,252

Yavapai County, Arizona Industrial Development Authority Revenue Bonds, Series 1998
5.450% due 06/01/2033	80	81

		3,397

ARKANSAS 1.0%
Little Rock, Arkansas Municipal Property Owners Multipurpose Improvement District Special Tax Bonds, Series 2007
5.350% due 03/01/2032	500	505

CALIFORNIA 7.4%
California State Sierra Kings Health Care District Revenue Bonds, Series 2006
6.000% due 12/01/2036	200	199

California Statewide Communities Development Authority Revenue Bonds, (RADIAN Insured), Series 2007
4.600% due 02/01/2037	1,000	992

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
5.125% due 06/01/2047	2,000	1,985

Los Angeles, California Regional Airports Improvement Corp. Revenue Bonds, Series 2002
7.500% due 12/01/2024	250	286

Moreno Valley, California Unified School District Community Facilities District Special Tax Bonds, Series 2005
5.200% due 09/01/2036	150	153

		3,615

COLORADO 5.0%
Colorado Educational & Cultural Facilities Authority Revenue Bonds, Series 2007
5.750% due 12/01/2037	500	513

Copperleaf, Colorado Metropolitan District No. 2 General Obligation Bonds, Series 2006
5.950% due 12/01/2036	500	516

Madre, Colorado Metropolitan District No. 2 General Obligation Bonds, Series 2007
5.500% due 12/01/2036	900	903

Tallyns Reach of Colorado Metropolitan District No. 3 General Obligation Bonds, Series 2007
5.200% due 12/01/2036	500	503

		2,435

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FLORIDA 9.0%
Florida Housing Finance Corp. Revenue Bonds, Series 2006
4.700% due 07/01/2037	$1,000	$995

Lee County, Florida Industrial Development Authority Revenue Bonds, Series 2007
5.375% due 06/15/2037 (a)	1,500	1,518

Martin County, Florida Revenue Bonds, Series 2000
3.750% due 07/15/2022	1,900	1,900

		4,413

GEORGIA 2.1%
Fulton County, Georgia Revenue Bonds, Series 2006
5.125% due 07/01/2042	250	251

Georgia State Medical Center Hospital Authority Revenue Bonds, Series 2007
5.250% due 07/01/2037 (a)	750	762

		1,013

ILLINOIS 6.6%
Chicago, Illinois Revenue Bonds, (FHA/GNMA Insured), Series 2007
4.625% due 09/20/2037	500	495

Illinois State Finance Authority Revenue Bonds, Series 2006
5.875% due 02/15/2038	200	208

Illinois State Finance Authority Revenue Bonds, Series 2007
5.000% due 12/01/2036	250	256
5.500% due 05/15/2037	750	761

Illinois State Finance Authority Sports Facilities Revenue Bonds, Series 2007
6.000% due 03/01/2037	1,000	1,000

Round Lake, Illinois Lakewood Grove Special Service Area No. 3 Special Tax, (Assured Guarantee Insured), Series 2007
4.700% due 03/01/2033 (a)	500	500

		3,220

INDIANA 1.2%
Anderson, Indiana Economic Development Revenue Bonds, Series 2007
5.000% due 10/01/2032	500	506

East Chicago, Indiana Revenue Bonds, Series 1999
6.375% due 08/01/2029	100	106

		612

IOWA 0.8%
Iowa Finance Authority Revenue Bonds, Series 2006
5.450% due 11/01/2026	175	175

Iowa State Higher Education Loan Authority Revenue Bonds, Series 2006
5.100% due 10/01/2036	200	205

		380

KANSAS 1.0%
Manhattan, Kansas Revenue Bonds, Series 2007
5.500% due 08/01/2021	500	496

MARYLAND 2.1%
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series 2007
5.300% due 01/01/2037	500	511

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Maryland State Economic Development Corp. Revenue Bonds, Series 2006
5.000% due 12/01/2031	$500	$505

		1,016

MICHIGAN 7.6%
Corner Creek Academy East, Michigan Revenue Bonds, Series 2007
5.250% due 11/01/2036	250	252

Crescent Academy, Michigan Certificates of Participation Bonds, Series 2006
5.750% due 12/01/2036	500	513

Doctor Charles Drew Academy, Michigan Certificates of Participation Bonds, Series 2006
5.700% due 11/01/2036	450	462

Garden City, Michigan Hospital Finance Authority Revenue Bonds, Series 2007
5.000% due 08/15/2038	1,500	1,482

Hillsdale, Michigan Hospital Finance Authority Revenue Bonds, Series 1998
5.000% due 05/15/2013	100	100

Michigan State Grand Traverse Academy Revenue Bonds, Series 2007
5.000% due 11/01/2036	900	916

		3,725

MINNESOTA 9.2%
Buffalo, Minnesota Revenue Bonds, Series 2006
5.500% due 09/01/2033	250	258

Cottage Grove, Minnesota Revenue Bonds, Series 2006
5.000% due 12/01/2031	250	254

Dakota County, Minnesota Community Development Agency Revenue Bonds, Series 2007
5.000% due 05/01/2042	1,000	993

Minneapolis, Minnesota Tax Allocation Bonds, Series 2006
5.350% due 02/01/2030	200	202

Mora, Minnesota Revenue Bonds, Series 2006
5.625% due 07/01/2033	500	507

Orono, Minnesota Revenue Bonds, Series 2006
5.400% due 11/01/2041	300	300

Oronoco, Minnesota Revenue Bonds, Series 2006
5.400% due 06/01/2041	710	709

Spicer, Minnesota Revenue Bonds, Series 2006
5.500% due 07/01/2033	750	752

Stillwater, Minnesota Revenue Bonds, Series 2007
5.375% due 02/01/2032	500	499

		4,474

MISSOURI 3.6%
Cottleville, Missouri Certificates of Participation Bonds, Series 2006
5.250% due 08/01/2031	250	256

Grindstone Plaza, Missouri Transportation Development District Sales Tax Revenue Bonds, Series 2006
5.500% due 10/01/2031	250	253
5.550% due 10/01/2036	250	253

Township of Jennings, Missouri Revenue Bonds, Series 2006
5.000% due 11/01/2023	500	500

24	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
University Place, Missouri Transportation Development District Special Assessment Bonds, Series 2006
5.000% due 03/01/2032	$500	$502

		1,764

MONTANA 1.1%
Hardin, Montana Tax Increment Infrastructure Development Revenue Bonds, Series 2006
0.000% due 09/01/2031 (c)	830	550

NEW JERSEY 3.2%
New Jersey State Economic Development Authority Revenue Bonds, Series 2000
7.000% due 11/15/2030	60	65

New Jersey State Economic Development Authority Revenue Bonds, Series 2006
5.375% due 11/01/2036	500	508

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2041	1,000	976

		1,549

NEW MEXICO 1.0%
New Mexico State Hospital Equipment Loan Council Revenue Bonds, Series 2007
5.250% due 08/15/2026	500	496

NEW YORK 5.9%
Amherst, New York Industrial Development Agency Revenue Bonds, Series 2007
5.200% due 01/01/2040	500	505

Dutchess County, New York Industrial Development Agency Revenue Bonds, Series 2007
5.250% due 01/01/2037	750	755

East Rochester, New York Housing Authority Revenue Bonds, Series 2006
5.500% due 08/01/2033	200	204

Erie County, New York Industrial Development Agency Revenue Bonds, Series 2006
6.000% due 11/15/2036	150	160

New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
7.625% due 08/01/2025	500	605
7.750% due 08/01/2031	150	182

New York City, New York Industrial Development Agency Revenue Bonds, Series 2006
5.125% due 05/15/2030	500	493

		2,904

NORTH CAROLINA 1.6%
Charlotte, North Carolina Revenue Bonds, Series 1998
5.600% due 07/01/2027	150	153

Charlotte, North Carolina Revenue Bonds, Series 2000
7.750% due 02/01/2028	60	65

North Carolina State Medical Care Commission Revenue Bonds, Series 2006
5.100% due 10/01/2030	550	558

		776

PENNSYLVANIA 4.1%
Harrisburg, Pennsylvania Authority Revenue Bonds, Series 2007
6.000% due 09/01/2036	500	516

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Montgomery County, Pennsylvania Higher Education & Health Authority Revenue Bonds, Series 2006
5.250% due 01/01/2036	$150	$153

Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series 2003
6.750% due 12/01/2036	250	275

Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue Bonds, Series 2002
3.700% due 07/01/2022	500	500

Washington County, Pennsylvania Redevelopment Authority Revenue Bonds, Series 2006
5.450% due 07/01/2035	550	562

		2,006

RHODE ISLAND 0.6%
Rhode Island State Health & Educational Building Corporations Revenue Bonds, Series 1998
5.400% due 07/01/2013	185	186

Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2032	100	107

		293

SOUTH CAROLINA 0.3%
South Carolina State Tobacco Settlement Revenue Management Authority Revenue Bonds, Series 2001
6.375% due 05/15/2030	145	168

TENNESSEE 0.3%
Maury County, Tennessee Industrial Development Board Revenue Bonds, (Guarantee Agreement GM Insured), Series 1994
6.500% due 09/01/2024	150	152

TEXAS 2.8%
Gulf Coast, Texas Industrial Development Authority Revenue Bonds, Series 2006
7.000% due 12/01/2036	500	538

HFDC of Central Texas, Inc. Revenue Bonds, Series 2006
5.500% due 02/15/2037	500	513

Houston, Texas Apartment System Revenue Bonds, Series 1997
6.125% due 07/15/2017	100	100

Houston, Texas Revenue Bonds, Series 1997
6.125% due 07/15/2027	45	45

Houston, Texas Revenue Bonds, Series 2001
6.750% due 07/01/2021	100	108

Trinity River Authority, Texas Revenue Bonds, Series 2000
6.250% due 05/01/2028	50	53

		1,357

UTAH 3.2%
Spanish Fork City, Utah Revenue Bonds, Series 2006
5.550% due 11/15/2026	500	513
5.700% due 11/15/2036	1,000	1,031

		1,544

VIRGINIA 2.3%
Albemarle County, Virginia Development Authority Revenue Bonds, Series 2007
5.000% due 01/01/2031	1,000	1,006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Bedford County, Virginia Industrial Development Authority Revenue Bonds, Series 1999
6.550% due 12/01/2025	$100	$104

		1,110

WASHINGTON 2.1%
Washington State Housing Finance Commission Revenue Bonds, Series 2007
5.250% due 01/01/2017	500	505
5.625% due 01/01/2038	500	513

		1,018

WISCONSIN 0.3%
Waukesha, Wisconsin Redevelopment Authority Revenue Bonds, Series 2006
5.250% due 07/01/2026	150	154

Total Municipal Bonds & Notes (Cost $45,746)		46,209

SHORT-TERM INSTRUMENTS 5.1%

REPURCHASE AGREEMENTS 5.0%
State Street Bank and Trust Co.
4.900% due 04/02/2007	2,457	2,457

(Dated 03/30/2007. Collateralized by Federal Home Loan Bank 3.875% due 06/08/2007 valued at $2,508. Repurchase proceeds are $2,458.)

U.S. TREASURY BILLS 0.1%
4.996% due 05/31/2007 - 06/14/2007 (b)(d)	40	40

Total Short-Term Instruments (Cost $2,497)		2,497

Total Investments 99.6% (Cost $48,243)		$48,706

Other Assets and Liabilities (Net) 0.4%		190

Net Assets 100.0%		$48,896

See Accompanying Notes	Annual Report	March 31, 2007	25

Schedule of Investments High Yield Municipal Bond Fund (Cont.)	March 31, 2007

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Security becomes interest bearing at a future date.
(d)	Securities with an aggregate market value of $40 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 10-Year Note June Futures	Short	06/2007	18	$13
U.S. Treasury 30-Year Bond June Futures	Short	06/2007	6	11

				$24

26	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

Schedule of Investments Municipal Bond Fund	March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS & NOTES 104.9%

ALABAMA 1.3%
Alabama State 21st Century Authority Revenue Bonds, Series 2001
5.750% due 12/01/2018	$2,295	$2,432

Jefferson County, Alabama Limited Obligation Revenue Bonds, Series 2004
5.250% due 01/01/2019	3,300	3,527

		5,959

ALASKA 0.5%
Alaska State Housing Finance Corporations Revenue Bonds, (MBIA Insured), Series 2002
5.250% due 06/01/2032	540	552

Anchorage, Alaska General Obligation Bonds, (FGIC Insured), Series 2006
5.000% due 10/01/2018	1,480	1,597

		2,149

ARIZONA 1.4%
Arizona State Salt River Project Agricultural Improvement and Power District Revenue Bonds, Series 2005
4.750% due 01/01/2035	2,000	2,052

Phoenix, Arizona Civic Improvement Corp. Revenue Bonds, (MBIA Insured), Series 2004
5.000% due 07/01/2015 (d)	1,977	2,133

Phoenix, Arizona Industrial Development Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2000
5.875% due 06/01/2016	20	20

Pima County, Arizona Industrial Development Authority Revenue Bonds, (HUD Sector 8 Insured), Series 1998
5.375% due 06/01/2010	1,035	1,075

		6,400

ARKANSAS 0.5%
Jefferson County, Arkansas Pollution Revenue Bonds, Series 2006
4.600% due 10/01/2017	2,000	2,023

CALIFORNIA 15.9%
Anaheim, California Public Financing Authority Revenue Bonds, (FSA Insured), Series 1997
0.000% due 09/01/2035	4,000	1,096

Bakersfield, California Certificate of Participation Bonds, Series 1991
0.000% due 04/15/2021	5,000	2,768

California State Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Bonds, Series 2003
5.200% due 11/15/2022	2,565	2,683

California State University Revenue Bonds, (FSA Insured), Series 2007
4.500% due 11/01/2044	5,000	4,928

California Statewide Communities Development Authority Revenue Bonds, (California Mortgage Insured), Series 2001
5.000% due 10/01/2018	1,500	1,553

Culver, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2023	630	664

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Foothill, California Eastern Transportation Corridor Agency Revenue Bonds, (MAIA-IBC Insured), Series 1999
0.000% due 01/15/2026 (c)	$1,565	$1,531

Foothill, California Eastern Transportation Corridor Agency Revenue Bonds, Series 1995
0.000% due 01/01/2026	1,000	442

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
6.250% due 06/01/2033	30,370	33,571

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
5.125% due 06/01/2047	2,000	1,985

Hacienda La Puente, California Unified School District General Obligation Bonds, (FGIC Insured), Series 2005
5.000% due 08/01/2022	1,480	1,630

Imperial, California Community College District General Obligation Bonds, (XLCA Insured), Series 2006
0.000% due 08/01/2031	3,010	993

Indian Wells, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2006
4.750% due 09/01/2034	5,850	6,002

Metropolitan Water District of Southern California Revenue Bonds, Series 2006
4.750% due 07/01/2036	3,000	3,086

Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2015	2,890	2,085
0.000% due 08/01/2016	1,400	963

Poway, California Unified School District Special Tax Bonds, Series 2005
4.700% due 09/01/2016	940	962
4.800% due 09/01/2017	875	896

Poway, California Unified School District Special Tax Notes, Series 2005
4.600% due 09/01/2015	420	428

San Ramon Valley, California Unified School District General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 07/01/2018	2,385	1,500

South Tahoe, California Joint Powers Financing Authority Revenue Notes, Series 2003
5.125% due 10/01/2009	1,000	1,008

		70,774

COLORADO 0.9%
Black Hawk, Colorado Revenue Bonds, Series 2006
5.000% due 12/01/2021	200	204

Colorado State Health Facilities Authority Revenue Bonds, Series 2006
5.250% due 06/01/2036	1,000	1,049

Colorado State Housing & Finance Authority Revenue Bonds, (FHA/VA Mortgages Insured), Series 2000
5.700% due 10/01/2022	45	45

Colorado State Housing & Finance Authority Revenue Bonds, Series 2000
6.700% due 10/01/2016	30	30
6.750% due 04/01/2015	50	52

Denver, Colorado Health & Hospital Authority Revenue Bonds, Series 1998
5.000% due 12/01/2009	1,390	1,406

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Larimer County, Colorado Sales & Use Tax Revenue Bonds, (MBIA Insured), Series 2002
4.625% due 12/15/2012	$1,325	$1,391

		4,177

CONNECTICUT 1.5%
Connecticut State General Obligation Notes, Series 2001
6.512% due 06/15/2010	5,000	5,932

Hartford, Connecticut General Obligation Notes, (MBIA Insured), Series 2005
5.000% due 09/01/2013	500	537

		6,469

DISTRICT OF COLUMBIA 2.1%
District of Columbia Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 04/01/2040 (a)(c)	15,000	9,089

FLORIDA 2.6%
Florida State Board of Education General Obligation Bonds, (ST-GTD Insured), Series 2005
4.750% due 06/01/2035	4,370	4,458

Orange County, Florida Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1996
6.250% due 10/01/2011	290	319

Orange County, Florida Health Facilities Authority Revenue Bonds, Series 2002
5.625% due 11/15/2032	5,000	5,519

Orlando, Florida Waste Water System Revenue Bonds, Series 1997
0.156% due 10/01/2015	500	500

Tampa, Florida Guaranteed Entitlement Revenue Bonds, (AMBAC Insured), Series 2001
6.000% due 10/01/2018	800	951

		11,747

GEORGIA 0.8%
Atlanta, Georgia Metropolitan Rapid Transit Authority Revenue Notes, (AMBAC Insured), Series 2006
5.000% due 07/01/2014	2,050	2,216

Georgia State Municipal Electric Authority Revenue Bonds, (FGIC-TCRS Insured), Series 1993
5.500% due 01/01/2012	1,255	1,324

Georgia State Municipal Electric Authority Revenue Bonds, (MBIA-IBC Insured), Series 1997
6.500% due 01/01/2012	200	214

		3,754

HAWAII 1.5%
Hawaii State Housing Financial & Development Corporations Revenue Bonds, (FNMA Insured), Series 1998
4.850% due 07/01/2029	35	35

Honolulu, Hawaii City & County General Obligation Bonds, (MBIA-IBC Insured), Series 1993
5.450% due 09/11/2008	1,000	1,025

Honolulu, Hawaii City & County General Obligation Notes, (MBIA Insured), Series 2005
5.000% due 07/01/2014	5,000	5,393

		6,453

See Accompanying Notes	Annual Report	March 31, 2007	27

Schedule of Investments Municipal Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ILLINOIS 6.5%
Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 12/01/2020	$1,000	$561

Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1999
0.000% due 12/01/2031	1,000	329

Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2001
0.000% due 01/01/2020 (c)	1,290	1,181

Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2005
5.000% due 01/01/2015	7,000	7,553

Chicago, Illinois Waste & Water Revenue Bonds, (MBIA Insured), Series 1998
0.000% due 01/01/2021	2,000	1,103

Cook County, Illinois Community School District No. 97-Oak Park General Obligation Bonds, (FGIC Insured), Series 1999
9.000% due 12/01/2012	1,000	1,262

Cook County, Illinois School District No. 122-Oak Lawn General Obligation Bonds, (FGIC Insured), Series 2000
0.000% due 12/01/2016	2,570	1,727

Cook County, Illinois Township High School District No. 225-Northfield General Obligation Bonds, Series 2002
0.000% due 12/01/2012	135	107
0.000% due 12/01/2014	255	184
0.000% due 12/01/2015	1,885	1,298

Cook County, Illinois Township High School District No. 225-Northfield General Obligation Notes, Series 2002
0.000% due 12/01/2011	125	103

Fox Lake, Illinois Water & Sewer Revenue Bonds, (AMBAC Insured), Series 1996
5.750% due 05/01/2013	315	316

Illinois State Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1992
6.250% due 09/01/2021	695	818

Kane, McHenry, Cook & De Kalb Counties, Illinois Unit School District No. 300 General Obligation Bonds, (AMBAC Insured), Series 2002
0.000% due 12/01/2020	1,290	718

Kendall, Kane & Will Counties, Illinois High School Districts General Obligation Notes, (FSA Insured), Series 2003
0.000% due 10/01/2012	3,000	2,428

Lake County, Illinois Community High School District No.127-Grayslake General Obligation Bonds, (FGIC Insured), Series 2002
0.000% due 02/01/2017	5,420	3,603

Lake County, Illinois Community High School District No.127-Grayslake General Obligation Notes, (FGIC Insured), Series 2002
9.000% due 02/01/2009	650	711
9.000% due 02/01/2011	690	817
9.000% due 02/01/2012	1,065	1,307

Sangamon County, Illinois School District No. 186 Springfield General Obligation Notes, (FGIC Insured), Series 2004
0.000% due 10/01/2009	1,000	900

Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 11/01/2019	3,400	1,994

		29,020

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
INDIANA 3.5%
Brownsburg, Indiana 1999 School Building Corporations Revenue Bonds, (AMBAC Insured), Series 2002
5.375% due 02/01/2023	$1,395	$1,499

Danville, Indiana Multi-School Building Corporation General Obligation Bonds, (FSA State Aid Withholding Insured), Series 2001
4.400% due 01/15/2012	170	174

Danville, Indiana Multi-School Building Corporation General Obligation Bonds, (FSA State Aid Withholding Insured), Series 2002
4.500% due 01/15/2013	190	195

Danville, Indiana Multi-School Building Corporation General Obligation Bonds, (FSA State Aid Withholding Insured), Series 2003
4.650% due 01/15/2014	210	217

Danville, Indiana Multi-School Building Corporation General Obligation Bonds, (FSA State Aid Withholding Insured), Series 2004
4.750% due 01/15/2015	235	243

Danville, Indiana Multi-School Building Corporation General Obligation Bonds, (FSA State Aid Withholding Insured), Series 2005
4.850% due 01/15/2016	295	305

Danville, Indiana Multi-School Building Corporation General Obligation Notes, (FSA State Aid Withholding Insured), Series 2001
4.750% due 07/15/2009	200	204

Danville, Indiana Multi-School Building Corporation General Obligation Notes, (FSA State Aid Withholding Insured), Series 2002
5.000% due 07/15/2010	180	186

Danville, Indiana Multi-School Building Corporation General Obligation Notes, (FSA State Aid Withholding Insured), Series 2003
4.250% due 07/15/2011	290	296

Hamilton, Indiana Southeastern Consolidated School Building Revenue Notes, (FSA State Aid Withholding Insured), Series 2001
5.000% due 07/15/2010	760	782

Indiana State Development Finance Authority Revenue Bonds, Series 2005
5.000% due 06/01/2022	1,590	1,672

Indiana State Health Facility Financing Authority Revenue Notes, Series 2005
5.000% due 11/01/2010	5,300	5,518

Indianapolis, Indiana Local Public Improvement Revenue Bonds, Series 1992
6.750% due 02/01/2014	1,000	1,128

Mishawaka, Indiana School Building Corp. Revenue Bonds, (FSA Insured), Series 2006
4.250% due 01/15/2026	1,325	1,273

South Bend, Indiana Redevelopment Authority Revenue Bonds, Series 2000
5.100% due 02/01/2011	405	424
5.200% due 02/01/2012	230	242
5.500% due 02/01/2015	180	192

Tri-Creek School Building Corp., Indiana Revenue Bonds, (FSA Insured), Series 2007
4.250% due 07/15/2020	1,000	988

		15,538

KENTUCKY 0.2%
Kentucky State Development Finance Authority Hospital Revenue Bonds, Series 1989
6.000% due 10/01/2019	680	756

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
LOUISIANA 3.4%
Louisiana State General Obligation Bonds, (FGIC Insured), Series 2002
5.000% due 04/01/2019 (d)	$5,704	$5,970

Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, (MBIA Insured), Series 2000
5.700% due 01/01/2010	140	146

Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039 (d)	6,078	6,524
5.875% due 05/15/2039	2,285	2,470

		15,110

MARYLAND 0.9%
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, 2007
5.000% due 07/01/2027	4,000	4,152

MASSACHUSETTS 2.1%
Commonwealth of Massachusetts General Obligation Bonds, (FSA Insured), Series 2006
0.000% due 11/01/2019	5,090	4,965

Commonwealth of Massachusetts Revenue Bonds, (FGIC Insured), Series 2004
0.000% due 01/01/2017	1,000	1,061

Massachusetts State Development Finance Agency Revenue Bonds, (ACA Insured), Series 2005
5.000% due 03/01/2035	1,000	1,025

Massachusetts State Development Finance Agency Revenue Bonds, Series 1998
4.800% due 11/01/2008	90	91

Massachusetts State Development Finance Agency Revenue Notes, (ACA Insured), Series 1999
4.600% due 03/01/2009	170	172

Massachusetts State Development Finance Agency Revenue Notes, Series 1998
4.700% due 11/01/2007	210	210

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2001
6.000% due 07/01/2014	500	551

Massachusetts State School Building Authority Revenue Notes, (FSA Insured), Series 2005
5.000% due 08/15/2014	1,280	1,381

		9,456

MICHIGAN 2.1%
Lake Fenton, Michigan Community Schools General Obligation Bonds, (Q-SBLF Insured), Series 2002
5.000% due 05/01/2022	2,720	2,885

Michigan State General Obligation Bonds, Series 1992
6.250% due 11/01/2012	3,100	3,379

Michigan State Hospital Finance Authority Revenue Bonds, Series 1999
6.125% due 11/15/2026	50	53

Michigan State Public Power Agency Revenue Bonds, (AMBAC Insured), Series 2001
5.250% due 01/01/2015	1,000	1,069

Rochester, Michigan Community School District General Obligation Bonds, (MBIA Q-SBLF Insured), Series 1997
5.000% due 05/01/2019	750	823

28	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Rochester, Michigan Community School District General Obligation Notes, (FSA Q-SBLF Insured), Series 2004
5.000% due 05/01/2012	$1,000	$1,062

		9,271

MINNESOTA 1.2%
Rochester, Minnesota Revenue Bonds, Series 2006
5.000% due 11/15/2036	5,000	5,227

MISSOURI 3.1%
Lees Summit, Missouri Strother Interchange Transportation Development District Revenue Bonds, Series 2006
5.000% due 05/01/2024	500	510

Missouri State Development Finance Board Revenue Bonds, Series 2007
5.000% due 11/01/2014	1,035	1,081
5.000% due 11/01/2015	540	564
5.000% due 11/01/2022	1,000	1,036

Missouri State Environmental Improvement & Energy Resources Revenue Bonds, Series 2000
5.750% due 07/01/2014	350	372

Missouri State Housing Development Commission Revenue Bonds, (FHA Insured), Series 2001
5.250% due 12/01/2016	555	578

Springfield, Missouri Revenue Bonds, (FGIC Insured), Series 2006
4.750% due 08/01/2034	8,200	8,430

St. Louis County, Missouri Industrial Development Authority Revenue Bonds, Series 2005
5.000% due 11/01/2024	1,250	1,264

		13,835

NEVADA 1.5%
Clark County, Nevada School District General Obligation Bonds, (FSA Insured), Series 2004
5.000% due 06/15/2014	5,180	5,574

Nevada State General Obligation Notes, (MBIA Insured), Series 2006
5.000% due 07/01/2016	1,000	1,088

		6,662

NEW JERSEY 7.8%
Camden County, New Jersey Improvement Authority Revenue Notes, Series 2005
5.250% due 02/15/2009	550	560
5.250% due 02/15/2010	570	586

New Jersey State Economic Development Authority Revenue Bonds, Series 1998
0.000% due 04/01/2013	1,595	1,265
5.600% due 01/01/2012	1,000	1,008
6.000% due 11/01/2028	3,500	3,550
6.375% due 04/01/2018	1,500	1,741
6.375% due 04/01/2031	10,000	11,605
6.500% due 04/01/2031	2,115	2,509
6.625% due 09/15/2012	3,500	3,760
6.800% due 04/01/2018	730	835

New Jersey State General Obligation Bonds, Series 1992
6.000% due 02/15/2011	510	553

New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.125% due 06/01/2024	3,500	3,753
6.375% due 06/01/2032	1,000	1,136

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
New Jersey State Transportation Trust Fund Authority Revenue Bonds, (MBIA Insured), Series 2004
5.500% due 12/15/2015	$1,500	$1,686

		34,547

NEW MEXICO 0.1%
Santa Fe County, New Mexico Revenue Notes, Series 1998
5.250% due 05/15/2007	315	315

NEW YORK 8.9%
Long Island, New York Power Authority Revenue Notes, (MBIA Insured), Series 2006
4.811% due 09/01/2015	3,000	2,997

New York City, New York General Obligation Bonds, (MBIA Insured), Series 2005
5.000% due 08/01/2018	1,150	1,238

New York City, New York General Obligation Bonds, Series 2006
5.000% due 08/01/2022	4,000	4,254

New York City, New York General Obligation Revenue Bonds, (MBIA Insured), Series 2001
5.250% due 11/01/2015 (d)	2,000	2,144

New York City, New York General Obligation Revenue Bonds, Series 2004
5.000% due 08/01/2015	2,000	2,138

New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
2.798% due 03/01/2022	3,500	3,461

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.250% due 02/01/2029	5,275	5,560

New York State Dormitory Authority Revenue Bonds, (ACA Insured), Series 2000
5.850% due 07/01/2010	820	857

New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.250% due 08/15/2015	2,500	2,795

New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	3,800	4,178

New York State Dormitory Authority Revenue Bonds, Series 2006
5.000% due 12/15/2017	3,560	3,885

New York State Thruway Authority Revenue Bonds, Series 2007
5.000% due 04/01/2025	2,475	2,646

New York State Urban Development Corporations Revenue Bonds, Series 2002
5.500% due 01/01/2017	3,000	3,180

		39,333

NORTH CAROLINA 2.5%
Durham, North Carolina General Obligation Bonds, Series 2002
5.000% due 04/01/2021	550	579

North Carolina State Eastern Municipal Power Agency Revenue Bonds, Series 1993
7.000% due 01/01/2008	1,000	1,023

North Carolina State Eastern Municipal Power Agency Revenue Notes, Series 2003
5.500% due 01/01/2012	4,000	4,276

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
North Carolina State General Obligation Notes, Series 2006
5.000% due 06/01/2015	$2,050	$2,233

North Carolina State Medical Care Commission Revenue Bonds, Series 2006
5.000% due 11/01/2039	3,000	3,128

		11,239

OHIO 2.0%
Ohio State General Obligation Bonds, Series 2003
5.000% due 03/15/2014	5,255	5,650

Ohio State Water Development Authority Revenue Bonds, Series 2002
5.375% due 12/01/2020	1,100	1,187
5.375% due 12/01/2021	1,750	1,889

		8,726

OKLAHOMA 1.0%
Oklahoma State Development Finance Authority Revenue Bonds, Series 1999
5.625% due 08/15/2029	4,100	4,317

Oklahoma State Housing Finance Agency Single-Family Revenue Bonds, Series 2001
0.000% due 09/01/2032	985	239

		4,556

PENNSYLVANIA 0.4%
Allegheny County, Pennsylvania Hospital Development Authority Revenue Notes, Series 2005
4.500% due 04/01/2015	790	793

Delaware County, Pennsylvania Authority Hospital Revenue Bonds, Series 1998
4.900% due 12/01/2008	100	101

Delaware County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 1997
6.500% due 01/01/2008	725	739

		1,633

PUERTO RICO 0.6%
Commonwealth of Puerto Rico Government Development Bank Revenue Notes, Series 2006
5.000% due 12/01/2008	1,500	1,528

Puerto Rico Children’s Trust Fund Revenue Bonds, Series 2000
6.000% due 07/01/2026	150	161

Puerto Rico Children’s Trust Fund Revenue Notes, Series 2000
5.750% due 07/01/2010	750	798

		2,487

RHODE ISLAND 2.0%
Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2032	2,300	2,459
6.250% due 06/01/2042	6,025	6,477

		8,936

SOUTH CAROLINA 1.1%
Greenville County, South Carolina School District Revenue Bonds, (FSA Insured), Series 2006
5.000% due 12/01/2020	2,395	2,583

South Carolina State General Obligation Notes, Series 2005
5.000% due 08/01/2014	1,065	1,155

See Accompanying Notes	Annual Report	March 31, 2007	29

Schedule of Investments Municipal Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
South Carolina State Medical University Hospital Facilities Revenue Bonds, Series 1999
5.700% due 07/01/2012	$1,000	$1,053

		4,791

TENNESSEE 3.5%
Nashville & Davidson Counties, Tennessee Metropolitan Government Health & Educational Revenue Notes, (RADIAN Insured), Series 1998
4.450% due 08/01/2007	1,000	1,002

Shelby County, Tennessee General Obligation Bonds, Series 2001
5.000% due 04/01/2023	1,000	1,050

Sullivan County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2002
6.250% due 09/01/2022	1,000	1,131

Sullivan County, Tennessee Industrial Development Board Revenue Bonds, (GNMA Insured), Series 1995
6.250% due 07/20/2015	665	678

Tennessee State Energy Acquisition Corporations Revenue Bonds, Series 2006
5.000% due 02/01/2027	5,000	5,373

Tennessee Sate Energy Acquisition Corporations Revenue Notes, Series 2006
5.000% due 09/01/2015	6,000	6,425

		15,659

TEXAS 12.3%
Bastrop, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
5.650% due 02/15/2035	2,765	3,006

Bexar County, Texas Housing Finance Corporations Multi-Family Revenue Bonds, Series 2001
4.875% due 06/15/2011	585	607

Birdville, Texas Independent School District General Obligations Bonds, (PSF-GTD Insured), Series 2007
0.000% due 02/15/2024	2,260	1,026

Brazos River, Texas Authority Revenue Bonds, (MBIA Insured), Series 1998
4.900% due 10/01/2015	1,500	1,615

Denton, Texas Independent School District General Obligations Bonds, (PSF-GTD Insured), Series 2006
0.000% due 08/15/2025	5,800	2,384

Ennis, Texas Independent School District 903 General Obligation Bonds, (PSF-GTD Insured), Series 2006
0.000% due 08/15/2033	9,155	2,601

Harris County, Texas General Obligation Bonds, (MBIA-IBC Insured), Series 1997
5.100% due 08/15/2015	250	251

Houston, Texas Airport Systems Revenue Bonds, (FGIC Insured), Series 2000
6.050% due 07/01/2025	2,500	2,539

Houston, Texas Airport Systems Revenue Bonds, Series 2001
6.750% due 07/01/2029	1,000	1,081

Houston, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 1999
5.250% due 02/15/2018	355	365

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Houston, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2005
0.000% due 02/15/2015	$8,640	$6,279

Houston, Texas Water & Sewer System Revenue Bonds, (FSA Insured), Series 2001
5.500% due 12/01/2017	1,000	1,073

Houston, Texas Water Conveyance System Certificates of Participation Bonds, (AMBAC Insured), Series 1993
6.250% due 12/15/2012	5,000	5,633

Lower Colorado River Authority, Texas Revenue Bonds, (MBIA Insured) Series 2006
4.750% due 05/15/2029	8,000	8,220

Midlothian, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 1999
0.000% due 02/15/2018	20	10

Municipal Securities Trust Certificates, Texas Revenue Bonds, Series 2006
5.616% due 04/01/2024	1,255	1,445

North Texas State Health Facilities Development Corporations Revenue Bonds, (AMBAC Insured), Series 2002
5.500% due 08/15/2017	1,000	1,089

North Texas State University Revenue Bonds, (FSA Insured), Series 1999
5.375% due 04/15/2014	250	259

Pasadena, Texas General Obligation Bonds, (FGIC Insured), Series 2002
5.125% due 04/01/2024	1,750	1,844

Red River, Texas Education Finance Revenue Bonds, Series 2000
5.750% due 05/15/2017	750	796

Rio Grande, Texas Consolidated Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2000
5.875% due 08/15/2018	1,825	1,952

Sabine River, Texas Pollution Control Authority Revenue Bonds, Series 2001
5.500% due 05/01/2022	1,000	1,021

San Antonio, Texas Electricity & Gas Revenue Bonds, Series 1997
5.500% due 02/01/2015	975	1,085

San Jacinto, Texas Community College District General Obligation Bonds, (FGIC Insured), Series 2001
5.000% due 02/15/2021	225	233

Tarrant County, Texas College District General Obligation Revenue Notes, Series 2005
5.000% due 02/15/2014	3,360	3,606

Texas Alliance Airport Authority Revenue Bonds, Series 2006
4.850% due 04/01/2021	1,000	1,019

Texas State Leander Independent School District General Obligation Revenue Bonds, (FGIC Insured), Series 2005
0.000% due 08/15/2023	1,195	543

Travis County, Texas Health Facilities Development Corporations Revenue Bonds, Series 1993
6.000% due 11/15/2022 (g)	1,400	1,535

University of Texas Revenue Notes, Series 2004
5.250% due 08/15/2012	1,000	1,074

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Waxahachie, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
0.000% due 08/15/2022	$1,000	$510

		54,701

VIRGIN ISLANDS 0.4%
Virgin Islands Public Finance Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	1,500	1,666

VIRGINIA 1.4%
Virginia State Housing Development Authority Revenue Bonds, (MBIA Insured), Series 2001
5.350% due 07/01/2031	1,000	1,040

Virginia State Public Building Authority Revenue Notes, Series 2005
5.000% due 08/01/2014	4,790	5,186

		6,226

WASHINGTON 3.3%
Snohomish County, Washington School District No. 2 Everett General Obligation Bonds, (FGIC Insured), Series 2006
5.000% due 12/01/2017	1,845	2,004

Washington State General Obligation Bonds, (AMBAC Insured), Series 2004
0.000% due 12/01/2019	2,520	1,473

Washington State General Obligation Notes, (AMBAC Insured), Series 2004
0.000% due 12/01/2011	5,435	4,550

Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.625% due 06/01/2032	5,000	5,501

Yakima County, Washington School District No. 208 General Obligation Bonds, (FSA Insured), Series 2007
5.000% due 12/01/2023	1,220	1,304

		14,832

WEST VIRGINIA 0.7%
Berkeley Brooke & Fayette Counties, West Virginia Revenue Bonds, Series 1983
0.000% due 12/01/2014	4,115	3,025

WISCONSIN 3.4%
Hudson, Wisconsin School District General Obligation Bonds, (FGIC Insured), Series 2002
5.000% due 10/01/2017	1,420	1,511
5.000% due 10/01/2019	1,040	1,107

South Milwaukee, Wisconsin School District General Obligation Notes, (FGIC Insured), Series 2002
3.750% due 04/01/2011	385	386

Wisconsin State Clean Water Revenue Bonds, Series 2002
5.000% due 06/01/2018	100	105
5.000% due 06/01/2019	100	105
5.000% due 06/01/2020	100	105
5.100% due 06/01/2021	100	105
5.100% due 06/01/2022	100	105
5.100% due 06/01/2023	100	105
5.250% due 06/01/2016	50	53
5.250% due 06/01/2017	50	54

Wisconsin State General Obligation Bonds, (FSA Insured), Series 2001
5.250% due 05/01/2020	3,000	3,213

30	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Wisconsin State Housing & Economic Development Revenue Bonds, (MBIA Insured), Series 2002
4.700% due 11/01/2012	$1,225	$1,274

Wisconsin State Housing & Economic Development Revenue Bonds, (MBIA Insured), Series 2003
5.350% due 11/01/2022	4,725	4,924

Wisconsin State Housing & Economic Development Revenue Notes, (MBIA Insured), Series 2002
4.700% due 05/01/2012	1,935	2,001

		15,153

Total Municipal Bonds & Notes (Cost $452,822)		465,846

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 0.7%

REPURCHASE AGREEMENTS 0.6%
State Street Bank and Trust Co.
4.900% due 04/02/2007	$2,631	$2,631

(Dated 03/30/2007. Collateralized by Federal Home Loan Bank 4.500% due 05/21/2007 valued at $2,685. Repurchase proceeds are $2,632.)

U.S. TREASURY BILLS 0.1%
4.909% due 06/14/2007 (b)(e)	420	415

Total Short-Term Instruments (Cost $3,047)		3,046

Total Investments 105.6% (Cost $455,869)		$468,892

Other Assets and Liabilities (Net) (5.6%)		(24,836)

Net Assets 100.0%		$444,056

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Security becomes interest bearing at a future date.
(d)	Securities represent fixed-rate municipal bonds transferred to a trust in a financing transaction in which the Fund acquired Residual Interest Municipal Bonds. Refer to Note 2(h) in the Notes to Financial Statements for additional information.
(e)	Securities with an aggregate market value of $416 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 5-Year Note June Futures	Long	06/2007	100	$33
U.S. Treasury 30-Year Bond June Futures	Short	06/2007	282	438

				$471

(f)	Swap agreements outstanding on March 31, 2007:

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	12/15/2014	$52,800	$2,551

(g)	Restricted securities as of March 31, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Travis County, Texas Health Facilities Development Corporations Revenue Bonds, Series 1993	6.000%	11/15/2022	09/20/2002	$1,502	$1,535	0.35%

See Accompanying Notes	Annual Report	March 31, 2007	31

Schedule of Investments  New York Municipal Bond Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS & NOTES 87.3%

ALABAMA 1.2%
Montgomery, Alabama Medical Clinic Board Revenue Bonds, Series 2006
4.750% due 03/01/2036	$750	$739

ARKANSAS 0.4%
University of Arkansas Revenue Bonds, (MBIA Insured), Series 2004
5.000% due 11/01/2034	250	263

CALIFORNIA 2.5%
Imperial, California Community College District General Obligation Bonds, (XLCA Insured), Series 2006
0.000% due 08/01/2029	1,490	541

Indian Wells, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2006
4.750% due 09/01/2034	1,000	1,026

		1,567

ILLINOIS 0.8%
Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 11/01/2019	900	528

INDIANA 0.8%
Mishawaka, Indiana School Building Corp. Revenue Bonds, (FSA Insured), Series 2006
4.250% due 01/15/2026	500	481

NEW YORK 72.7%
Amherst, New York General Obligation Notes, (FGIC Insured), Series 1999
5.500% due 12/01/2008	150	153

Buffalo, New York Fiscal Stability Authority Revenue Notes, (MBIA Insured), Series 2005
5.000% due 09/01/2014	1,040	1,127

Buffalo, New York Municipal Water Systems Finance Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 07/01/2027	500	533

East Rochester, New York Housing Authority Revenue Bonds, Series 2006
5.500% due 08/01/2033	100	102

Erie County, New York Industrial Development Agency Revenue Bonds, (FSA Insured), Series 2004
5.750% due 05/01/2025	1,000	1,111

Hudson Yards Infrastructure Corp., New York Revenue Bonds, (MBIA Insured), Series 2006
4.500% due 02/15/2047	3,000	2,961

Jay Street Development Corp., New York Revenue Bonds, Series 2005
3.630% due 05/01/2022	1,200	1,200

Liberty, New York Development Corporations Revenue Bonds, Series 2005
5.250% due 10/01/2035	525	601

Long Island, New York Power Authority Revenue Notes, (MBIA Insured), Series 2006
4.811% due 09/01/2015	500	499

New York City, New York General Obligation Bonds, (MBIA Insured), Series 1994
3.760% due 08/01/2013	1,000	1,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
New York City, New York General Obligation Bonds, (MBIA Insured), Series 2005
5.000% due 08/01/2018	$500	$538

New York City, New York General Obligation Bonds, Series 1993
3.660% due 08/01/2017	1,000	1,000

New York City, New York General Obligation Bonds, Series 1997
5.250% due 08/01/2021	100	101

New York City, New York General Obligation Bonds, Series 2006
5.000% due 08/01/2022	1,000	1,063

New York City, New York General Obligation Notes, (MBIA-IBC Insured), Series 2002
5.750% due 08/01/2011	250	271

New York City, New York General Obligation Notes, Series 2005
5.000% due 04/01/2011	250	262

New York City, New York Industrial Development Agency Revenue Bonds, (AMBAC Insured), Series 2006
5.000% due 02/01/2036	500	527

New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
2.798% due 03/01/2022	1,400	1,384

New York City, New York Industrial Development Agency Revenue Bonds, Series 2001
5.500% due 07/01/2028	250	259

New York City, New York Industrial Development Agency Revenue Bonds, Series 2002
6.450% due 07/01/2032	250	264

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.500% due 06/15/2037	1,000	990

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2000
5.500% due 11/01/2029	500	532

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
3.670% due 11/01/2022	1,000	1,000
5.000% due 08/01/2024	525	550
5.250% due 02/01/2029	500	527

New York City, New York Transitional Finance Authority Revenue Notes, Series 2002
5.250% due 11/01/2011	600	641

New York City, New York Transitional Finance Authority Revenue Notes, Series 2003
5.000% due 08/01/2010	395	412

New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.250% due 08/15/2015	250	279

New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2000
5.590% due 08/15/2022	250	260

New York State Dormitory Authority Revenue Bonds, (MBIA State Aid Withholding Insured), Series 2002
5.000% due 10/01/2030	750	786

New York State Dormitory Authority Revenue Bonds, Series 1997
3.660% due 07/01/2012	265	265

New York State Dormitory Authority Revenue Bonds, Series 2000
6.000% due 07/01/2010	150	159

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	$400	$440

New York State Dormitory Authority Revenue Bonds, Series 2005
5.000% due 03/15/2035	750	790

New York State Dormitory Authority Revenue Bonds, Series 2006
5.000% due 12/15/2017	1,000	1,091
5.000% due 07/01/2026	500	519

New York State Dormitory Authority Revenue Bonds, Series 2007
5.000% due 07/01/2021	1,000	1,071
5.000% due 02/15/2037	1,000	1,051

New York State Dormitory Authority Revenue Notes, (FGIC FHA 242 Insured), Series 2005
5.000% due 02/01/2013	965	1,027

New York State Dormitory Authority Revenue Notes, (FSA Insured), Series 1998
4.750% due 07/01/2008	150	152

New York State Dormitory Authority Revenue Notes, (FSA Insured), Series 2001
5.000% due 07/01/2011	455	478

New York State Dormitory Authority Revenue Notes, (MBIA Insured), Series 2003
5.000% due 07/01/2011	250	264

New York State Dormitory Authority Revenue Notes, (MBIA State Aid Withholding Insured), Series 2002
5.000% due 10/01/2012	500	534

New York State Dormitory Authority Revenue Notes, Series 2001
5.250% due 07/01/2010	860	888

New York State Dormitory Authority Revenue Notes, Series 2007
4.000% due 08/15/2014	1,765	1,781

New York State Environmental Facilities Corporations Revenue Bonds, Series 2002
4.550% due 05/01/2012	500	503
5.000% due 06/15/2014	400	425

New York State Environmental Facilities Corporations Revenue Notes, Series 2002
5.000% due 06/15/2012	500	533

New York State Housing Finance Agency Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 09/15/2030	1,000	1,054

New York State Local Government Assistance Corporations Revenue Bonds, (FGIC Insured), Series 2003
3.590% due 04/01/2021	500	500

New York State Local Government Assistance Corporations Revenue Bonds, (General Obligations Insured), Series 1993
6.000% due 04/01/2014	320	358

New York State Local Government Assistance Corporations Revenue Bonds, (MBIA Insured), Series 1997
5.125% due 04/01/2013	150	154

New York State Metropolitan Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 11/15/2032	200	210

New York State Metropolitan Transportation Authority Revenue Bonds, Series 2006
5.000% due 11/15/2035	1,000	1,050

32	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
New York State Mortgage Agency Homeowner Mortgage Revenue Bonds, Series 2006
4.700% due 10/01/2031	$500	$504

New York State Power Authority Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 11/15/2020	500	536

New York State Sales Tax Asset Receivables Corporations Revenue Bonds, (MBIA Insured), Series 2004
5.250% due 10/15/2018	1,000	1,091

New York State Thruway Authority Highway & Bridge Trust Revenue Notes, (FSA Insured), Series 2003
5.000% due 04/01/2010	250	260

New York State Thruway Authority Highway & Bridge Trust Revenue Notes, (FSA Insured), Series 2005
5.000% due 04/01/2014	500	540
5.000% due 04/01/2015	500	543

New York State Thruway Authority Highway & Bridge Trust Revenue Notes, (MBIA Insured), Series 2002
5.250% due 04/01/2011	500	530

New York State Thruway Authority Revenue Bonds, (FSA Insured), Series 2005
4.750% due 01/01/2030	1,000	1,034

New York State Triborough Bridge & Tunnel Authority Revenue Notes, (MBIA-IBC Insured), Series 2002
5.000% due 11/15/2010	500	524

New York State TSASC, Inc. Revenue Bonds, Series 2002
5.000% due 07/15/2014	750	797

New York State Urban Development Corporations Revenue Bonds, Series 2002
5.500% due 01/01/2017	500	530

New York State Urban Development Corporations Revenue Notes, Series 2003
5.000% due 03/15/2011	495	520

Niagara County, New York Industrial Development Agency Revenue Bonds, (GMNA Insured), Series 2006
5.000% due 07/20/2038	500	505

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Orange County, New York General Obligation Notes, Series 2005
5.000% due 07/15/2013	$500	$537

Schenectady, New York Industrial Development Agency Revenue Bonds, Series 2001
5.500% due 07/01/2016	500	546

Spencerport, New York Central School District General Obligation Bonds, (MBIA State Aid Withholding Insured), Series 2002
5.000% due 06/15/2019	250	264

Troy, New York Industrial Development Agency Revenue Bonds, Series 2002
5.500% due 09/01/2015	500	542

		46,033

PUERTO RICO 6.8%
Commonwealth of Puerto Rico General Obligation Bonds, (Assured Guarantee Insured), Series 2006
5.231% due 07/01/2020	1,000	989

Commonwealth of Puerto Rico General Obligation Bonds, Series 2006
5.000% due 07/01/2035	250	261

Commonwealth of Puerto Rico Government Development Bank Revenue Notes, Series 2006
5.000% due 12/01/2008	1,000	1,019

Commonwealth of Puerto Rico Highway & Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.500% due 07/01/2013	200	220

Commonwealth of Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2002
5.750% due 07/01/2041	1,000	1,101

Puerto Rico Children’s Trust Fund Revenue Bonds, Series 2000
6.000% due 07/01/2026	100	107

Puerto Rico Public Finance Corporations Revenue Bonds, Series 2004
5.750% due 08/01/2027	550	589

		4,286

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TEXAS 1.7%
Coppell, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2001
0.000% due 08/15/2016	$805	$546

Houston, Texas Utility System Revenue Bonds, (FSA Insured), Series 2005
4.750% due 11/15/2030	400	410

Waco, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2001
5.000% due 08/15/2021	120	127

		1,083

VIRGIN ISLANDS 0.4%
Virgin Islands Public Finance Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	250	278

Total Municipal Bonds & Notes (Cost $54,902)		55,258

SHORT-TERM INSTRUMENTS 10.9%

REPURCHASE AGREEMENTS 10.8%
State Street Bank and Trust Co.
4.900% due 04/02/2007	6,823	6,823

(Dated 03/30/2007. Collateralized by Federal Home Loan Bank 4.500% due 05/21/2007 valued at $6,963. Repurchase proceeds are $6,826.)

U.S. TREASURY BILLS 0.1%
4.955% due 06/14/2007 (a)	50	49

Total Short-Term Instruments (Cost $6,872)		6,872

Total Investments 98.2% (Cost $61,774)		$62,130

Other Assets and Liabilities (Net) 1.8%		1,170

Net Assets 100.0%		$63,300

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Securities with an aggregate market value of $49 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 30-Year Bond June Futures	Short	06/2007	10	$17

See Accompanying Notes	Annual Report	March 31, 2007	33

Schedule of Investments  Short Duration Municipal Income Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS & NOTES 98.0%

ALABAMA 2.8%
Daphne, Alabama Special Care Facilities Financing Authority Revenue Bonds, Series 1988
0.000% due 08/15/2028	$3,500	$3,326

Jefferson County, Alabama Limited Obligation Revenue Notes, Series 2004
5.000% due 01/01/2009	1,100	1,124
5.250% due 01/01/2013	4,350	4,670

		9,120

ALASKA 0.4%
North Slope Boro, Alaska General Obligation Notes, (MBIA Insured), Series 2000
0.000% due 06/30/2008	1,345	1,285

ARIZONA 4.1%
Arizona State Greater Arizona Development Authority Infrastructure Revenue Notes, (MBIA Insured), Series 2005
5.000% due 08/01/2011	2,195	2,314
5.000% due 08/01/2012	2,305	2,454

Arizona State Water Infrastructure Finance Authority Revenue Bonds, Series 2004
5.000% due 10/01/2014	2,000	2,169

Maricopa, Arizona Hospital Revenue Notes, Series 2005
5.000% due 04/01/2010	2,000	2,057

Nogales, Arizona Revenue Bonds, Series 2006
3.750% due 10/01/2046	1,000	1,000

Phoenix, Arizona Civic Improvement Corp. Revenue Bonds, (MBIA Insured), Series 2004
5.000% due 07/01/2015	3,000	3,238

		13,232

CALIFORNIA 12.3%
Culver, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2023	620	654

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
5.000% due 06/01/2021	6,340	6,360
6.250% due 06/01/2033	25,360	28,033

Imperial, California Community College District General Obligation Bonds, (XLCA Insured), Series 2006
0.000% due 08/01/2030	2,275	788

Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2014	3,595	2,707

Pittsburg, California Redevelopment Agency Tax Allocation Notes, (MBIA Insured), Series 2003
5.000% due 08/01/2011	825	872

		39,414

CONNECTICUT 0.2%
New Britain, Connecticut General Obligation Notes, Series 2003
4.000% due 04/15/2007	560	560

DISTRICT OF COLUMBIA 0.2%
District of Columbia Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 04/01/2040 (a)(c)	1,000	606

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FLORIDA 1.0%
Collier, Florida Multi-Family Housing Finance Authority Revenue Notes, Series 2002
4.600% due 08/15/2011	$665	$688

Dade County, Florida Guaranteed Entitlement Revenue Bonds, (MBIA Insured), Series 1995
0.000% due 02/01/2018	2,000	1,065

Gulf Breeze, Florida Revenue Bonds, (MBIA Insured), Series 1997
5.359% due 12/01/2017	500	527

Hillsborough County, Florida Utility Revenue Bonds, Series 1978
6.200% due 12/01/2008	170	173

Orlando, Florida Waste Water System Revenue Bonds, Series 1997
7.276% due 10/01/2015	750	750

		3,203

ILLINOIS 3.8%
De Kalb County, Illinois Community Unit School District No. 424 General Obligation Bonds, (AMBAC Insured), Series 2001
0.000% due 01/01/2018	2,000	1,273

Geneva, Illinois Revenue Bonds, (FSA Insured), Series 2003
5.000% due 05/01/2016	1,425	1,506

Illinois State Finance Authority Revenue Notes, Series 2004
5.250% due 11/15/2012	1,000	1,063

Illinois State General Obligation Notes, (MBIA Insured), Series 2002
5.250% due 08/01/2011	2,000	2,128

Illinois State Sales Tax Revenue Notes, Series 2004
5.000% due 06/15/2011	1,225	1,286

Kane County, Illinois Community Unit School District No. 304 Geneva General Obligation Notes, (FGIC Insured), Series 2004
0.000% due 01/01/2014	1,000	765

Kendall, Kane & Will Counties, Illinois High School Districts General Obligation Notes, (FSA Insured), Series 2003
0.000% due 10/01/2012	2,000	1,618

McHenry & Kane Counties, Illinois Community Consolidated School District No. 158 General Obligation Notes, (FGIC Insured), Series 2004
0.000% due 01/01/2009	1,390	1,302

Sangamon County, Illinois School District No. 186 Springfield General Obligation Notes, (FGIC Insured), Series 2004
0.000% due 10/01/2008	1,225	1,151
0.000% due 10/01/2010	15	13

		12,105

INDIANA 1.2%
Indiana State Health Facility Financing Authority Revenue Notes, Series 2005
5.000% due 11/01/2010	3,700	3,852

KANSAS 0.1%
Wichita, Kansas Water & Sewer Utility Revenue Notes, (FGIC Insured), Series 2003
5.000% due 10/01/2010	355	371

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MASSACHUSETTS 6.9%
Commonwealth of Massachusetts General Obligation Bonds, (FSA Insured), Series 2006
3.810% due 11/01/2019	$3,000	$2,926

Commonwealth of Massachusetts General Obligation Bonds, (MBIA-IBC Insured), Series 1996
6.000% due 11/01/2011	1,500	1,649

Commonwealth of Massachusetts General Obligation Bonds, Series 1998
5.250% due 04/01/2011	1,000	1,026

Commonwealth of Massachusetts Revenue Bonds, (FGIC Insured), Series 2004
2.017% due 01/01/2016	3,200	3,398

Massachusetts State Bay Transportation Authority Revenue Bonds, Series 2004
1.071% due 07/01/2020	7,005	6,885

Massachusetts State Municipal Wholesale Electric Co. Revenue Bonds, (AMBAC Insured), Series 1993
5.450% due 07/01/2018	1,400	1,417

Massachusetts State Municipal Wholesale Electric Co. Revenue Notes, (MBIA Insured), Series 2001
5.000% due 07/01/2010	1,000	1,039

Massachusetts State Port Authority Revenue Bonds, (FSA-CR Insured), Series 1998
5.500% due 07/01/2014	1,000	1,031

Worcester, Massachusetts General Obligation Bonds, (FGIC Insured), Series 2001
5.500% due 10/01/2012	2,635	2,824

		22,195

MICHIGAN 1.2%
Clintondale, Michigan Community Schools General Obligation Notes, (FGIC Q-SBLF Insured), Series 2004
5.000% due 05/01/2011	960	1,009

Michigan State General Obligation Bonds, Series 1992
6.250% due 11/01/2012	2,750	2,997

		4,006

MISSOURI 2.1%
Springfield, Missouri Revenue Bonds, (FGIC Insured), Series 2006
4.750% due 08/01/2034	6,500	6,682

NEVADA 2.3%
Clark County, Nevada General Obligation Bonds, (AMBAC Insured), Series 2004
5.000% due 12/01/2015	3,910	4,211

Nevada State General Obligation Notes, (MBIA Insured), Series 2006
5.000% due 07/01/2016	3,020	3,285

		7,496

NEW JERSEY 0.7%
New Jersey State Economic Development Authority Revenue Bonds, Series 1998
6.375% due 04/01/2018	500	580

New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.125% due 06/01/2024	1,500	1,609

		2,189

34	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
NEW YORK 12.6%
Long Island, New York Power Authority Revenue Notes, (MBIA Insured), Series 2006
4.811% due 09/01/2015	$5,000	$4,995

New York City, New York General Obligation Bonds, (FGIC Insured), Series 1998
5.250% due 08/01/2010	2,505	2,584

New York City, New York General Obligation Bonds, Series 2001
5.250% due 08/01/2012	1,350	1,433

New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
2.798% due 03/01/2022	8,000	7,911

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.500% due 11/01/2026	100	107

New York City, New York Transitional Finance Authority Revenue Notes, (FSA Insured), Series 2003
5.250% due 02/01/2012	2,405	2,576

New York City, New York Transitional Finance Authority Revenue Notes, Series 2005
5.000% due 11/01/2011	1,400	1,481

New York State Dormitory Authority Revenue Bonds, (FGIC-TCRS Insured), Series 1993
5.750% due 07/01/2009	8,085	8,330

New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	800	879

New York State Dormitory Authority Revenue Bonds, Series 2007
5.000% due 02/15/2037	1,500	1,576

New York State Local Government Assistance Corporations Revenue Notes, (FSA Insured), Series 2003
5.000% due 04/01/2012	500	532

New York State Tobacco Settlement Financing Corporations Revenue Notes, Series 2003
5.250% due 06/01/2012	4,000	4,003

New York State TSASC Inc. Revenue Bonds, Series 2002
5.000% due 07/15/2014	2,000	2,127

New York State Urban Development Corporations Revenue Bonds, Series 2002
5.500% due 01/01/2017	2,000	2,120

		40,654

NORTH CAROLINA 0.6%
North Carolina State General Obligation Notes, Series 2006
5.000% due 06/01/2015	1,750	1,906

OHIO 2.9%
Ohio State Air Quality Development Authority Revenue Bonds, Series 1995
5.000% due 11/01/2015	1,000	1,053

Ohio State General Obligation Bonds, Series 2003
5.000% due 03/15/2014	3,500	3,763

Ohio State Revenue Notes, (AMBAC Insured), Series 2004
5.000% due 08/01/2011	4,190	4,407

		9,223

OKLAHOMA 2.0%
Oklahoma City, Oklahoma General Obligation Bonds, Series 1999
5.000% due 07/01/2011	100	103

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Oklahoma State Development Finance Authority Revenue Bonds, Series 1999
5.625% due 08/15/2029	$5,900	$6,213

		6,316

OREGON 0.4%
Oregon State Facilities Authority Revenue Notes, Series 2005
5.000% due 10/01/2011	795	822
5.000% due 10/01/2012	435	452

		1,274

PUERTO RICO 3.9%
Commonwealth of Puerto Rico Highway & Transportation Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 07/01/2035	1,400	1,457

Commonwealth of Puerto Rico Highway & Transportation Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 07/01/2026	2,600	2,706

Commonwealth of Puerto Rico Government Development Bank Revenue Notes, Series 2006
5.000% due 12/01/2008	8,000	8,149

Puerto Rico Children’s Trust Fund Revenue Notes, Series 2000
5.750% due 07/01/2010	250	266

		12,578

TENNESSEE 1.6%
Nashville & Davidson Counties, Tennessee Health & Educational Facilities Revenue Bonds, Series 1977
6.100% due 07/01/2010	275	285

Tennessee State Energy Acquisition Corporations Revenue Notes, Series 2006
5.000% due 09/01/2015	4,600	4,925

		5,210

TEXAS 15.2%
Birdville, Texas Independent School District General Obligations Bonds, (PSF-GTD Insured), Series 2007
0.000% due 02/15/2023	3,510	1,675

Dallas, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2004
5.000% due 02/15/2012	2,450	2,592

Ennis, Texas Independent School District 903 General Obligation Bonds, (PSF-GTD Insured), Series 2006
0.000% due 08/15/2032	4,055	1,211

Fort Worth, Texas Water & Sewer Revenue Notes, (FSA Insured), Series 2003
5.000% due 02/15/2012	2,500	2,647

Houston, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2005
0.000% due 02/15/2015	16,000	11,628

Houston, Texas Water Conveyance System Certificates of Participation Bonds, (AMBAC Insured), Series 1993
6.125% due 12/15/2009	1,000	1,063
6.800% due 12/15/2011	3,000	3,385

Lower Colorado River Authority, Texas Revenue Bonds, (FSA Insured), Series 1999
6.000% due 05/15/2010	400	423

Lower Colorado River Authority, Texas Revenue Bonds, (MBIA Insured) Series 2006
4.750% due 05/15/2029	5,665	5,821

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Montgomery County, Texas General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 03/01/2029	$4,000	$4,157

Sabine River, Texas Pollution Control Authority Revenue Bonds, Series 2001
5.500% due 05/01/2022	1,000	1,021

San Antonio, Texas Electricity & Gas Revenue Bonds, Series 2005
3.550% due 12/01/2027	1,500	1,499

Southeast Texas State Hospital Financing Agency Revenue Bonds, Series 1979
7.500% due 12/01/2009	455	481

Texas State Municipal Power Agency Revenue Bonds, (AMBAC Insured), Series 1989
0.000% due 09/01/2008	1,200	1,139

University of Texas Revenue Notes, Series 2004
5.250% due 08/15/2013	9,355	10,148

		48,890

VIRGINIA 2.0%
Virginia State Public Building Authority Revenue Bonds, (MBIA Insured), Series 2004
5.250% due 08/01/2014	5,000	5,489

Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2005
5.250% due 06/01/2019	750	786

		6,275

WASHINGTON 8.0%
Everett, Washington Water & Sewer Revenue Notes, (MBIA Insured), Series 2003
4.500% due 07/01/2011	1,495	1,542

Pierce County, Washington School District No. 3 Puyallup General Obligation Notes, (FSA School Bond Insured), Series 2004
5.000% due 06/01/2011	5,990	6,290

Washington State Energy Northwest Revenue Notes, (AMBAC Insured), Series 2004
5.250% due 07/01/2009	2,250	2,327

Washington State Energy Northwest Revenue Notes, (MBIA Insured), Series 2003
5.500% due 07/01/2012	1,500	1,627

Washington State General Obligation Bonds, (AMBAC Insured), Series 2004
0.000% due 12/01/2019	2,960	1,730

Washington State General Obligation Bonds, Series 2001
5.000% due 01/01/2012	2,000	2,089

Washington State General Obligation Notes, (AMBAC Insured), Series 2004
0.000% due 12/01/2008	1,775	1,658

Washington State Tobacco Settlement Authority Revenue Notes, Series 2002
5.250% due 06/01/2010	8,245	8,515

		25,778

WEST VIRGINIA 0.0%
Kanawha County, West Virginia Residential Mortgage Revenue Bonds, (FGIC Insured), Series 1979
7.375% due 09/01/2010	90	96

WISCONSIN 9.5%
Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Notes, Series 2002
5.000% due 06/01/2008	2,240	2,266

See Accompanying Notes	Annual Report	March 31, 2007	35

Schedule of Investments Short Duration Municipal Income Fund (Cont.)	March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Milwaukee County, Wisconsin General Obligation Notes, (MBIA Insured), Series 2005
5.000% due 10/01/2013	$10,000	$10,715

Wisconsin State General Obligation Notes, (MBIA Insured), Series 2004
5.000% due 05/01/2012	3,000	3,183

Wisconsin State Housing & Economic Development Revenue Bonds, (MBIA Insured), Series 2003
5.350% due 11/01/2022	8,950	9,327

Wisconsin State Housing & Economic Development Revenue Notes, (MBIA Insured), Series 2002
4.500% due 05/01/2010	1,995	2,039
4.500% due 11/01/2010	2,070	2,123

Wisconsin State Petroleum Revenue Notes, (FSA Insured), Series 2004
5.000% due 07/01/2012	1,000	1,047

		30,700

Total Municipal Bonds & Notes (Cost $315,402)		315,216

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 0.9%

REPURCHASE AGREEMENTS 0.8%
State Street Bank and Trust Co.
4.900% due 04/02/2007	$2,590	$2,590

(Dated 03/30/2007. Collateralized by Federal Home Loan Bank 3.875% due 06/08/2007 valued at $2,644. Repurchase proceeds are $2,591.)

U.S. TREASURY BILLS 0.1%
4.964% due 05/31/2007 - 06/14/2007 (b)(d)	430	426

Total Short-Term Instruments (Cost $3,016)		3,016

Total Investments 98.9% (Cost $318,418)		$318,232

Other Assets and Liabilities (Net) 1.1%		3,498

Net Assets 100.0%		$321,730

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Security becomes interest bearing at a future date.
(d)	Securities with an aggregate market value of $426 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 10-Year Note June Futures	Short	06/2007	61	$2
U.S. Treasury 30-Year Bond June Futures	Short	06/2007	200	389

				$391

(e)	Swap agreements outstanding on March 31, 2007:

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017	$109,200	$2,486

36	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

Notes to Financial Statements	March 31, 2007

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end management investment company. Information presented in these financial statements pertains to the Institutional and Administrative Classes (the “Institutional Classes”) of six funds (the “Funds”) offered by the Trust. Certain detailed financial information for the A, B, C, D and R Classes (the “Other Classes”) is provided separately and are available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Security Valuation  Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Fund’s assets that are invested in one or more open end management investment companies, the Fund’s net asset value (“NAV”) will be calculated based upon the NAVs of such investments.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days of the Fund, the NAV of a Fund’s portfolio may change on days when shareholders will not be able to purchase or redeem Fund shares. The prices used by the Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related or asset-backed securities are recorded as components of interest income on the Statements of Operations.

(c) When-Issued Transactions  Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Fund’s annual financial statements presented under GAAP.

Annual Report	March 31, 2007	37

Notes to Financial Statements  (Cont.)

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of each Fund are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(f) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(g) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(h) Inverse Floating Rate Transactions—Residual Interest Municipal Bonds (“RIBs”)/Residual Interest Tax Exempt Bonds (“RITEs”)  Certain Funds may invest in RIBs and RITEs (“Inverse Floaters”). Inverse Floaters are created via a master trust agreement between a broker-dealer, acting as trustor and liquidity provider, and an investment bank, acting as trustee and tender agent. The master trust agreement defines the terms for each trust series; with each series being established by the transfer of long-term, fixed-rate municipal bonds (“Fixed Rate Bonds”) to the trustee to be held and provide for the creation, execution and delivery of floater certificates (“Floating Rate Notes”) and Inverse Floaters. Floating Rate Notes are liquid notes that are issued with a short-term variable rate typically linked to the LIBOR, subject to limitations, for some duration. After interest income is paid on the Floating Rate Notes at current rates, the residual income from the Fixed Rate Bonds is paid to the Inverse Floaters. Inverse Floaters are issued with a coupon that fluctuates inversely with the Floating Rate Notes’ referenced rate, subject to certain limitations. Therefore, rising short-term rates result in lower income for the Inverse Floaters and vice versa.

Floating Rate Notes are generally remarketed to municipal money market funds. Inverse Floaters are acquired by either tax-exempt municipal bond funds or trusts, or other parties interested in potentially higher yielding tax-exempt securities. Inverse Floaters may also be acquired for the purpose of increasing leverage. Floating Rate Note holders typically have the option to tender their notes to the liquidity provider for redemption at par at each reset date. The Inverse Floater holders have the option to (i) require the Floating Rate Note holders to tender their notes at par, and (ii) require the liquidity provider to transfer the Fixed Rate Bonds to the Inverse Floater holders. The holders of Inverse Floaters bear substantially all of the downside investment risk associated with the underlying Fixed Rate Bonds, and also benefit from a disproportionate amount of the potential appreciation of the underlying Fixed Rate Bonds’ value. Inverse Floaters may be more volatile and less liquid than other municipal bonds of comparable maturity.

Inverse Floaters may be acquired with or without first transferring to the trustor the Fixed Rate Bonds that were utilized to create the trust series. Inverse Floaters acquired without a transfer of Fixed Rate Bonds are recognized as purchases of securities as outlined in Note 2(b). Statement of Financial Accounting Standards No. 140—Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS No. 140”), governs the standards for accounting for securitizations and other transfers of financial assets. If there is a transfer of Fixed Rate Bonds and it meets sale criteria under FAS No. 140, a Fund records a sale of the Fixed Rate Bonds and a purchase of the Inverse Floaters. The cash received from the Inverse Floaters is then recorded as interest income in the Statement of Operations.

If the transfer of Fixed Rate Bonds does not meet sale criteria under FAS No. 140, a Fund accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bonds in its Schedule of Investments, and recording the Floating Rate Notes as a liability under the caption “Payable for floating rate notes” in the Fund’s Statement of Assets and Liabilities. In a secured borrowing transaction, cash received from the Inverse Floaters is not recorded as interest income. Instead, a Fund records interest income related to the Fixed Rate Bonds and interest expense related to the Floating Rate Notes, the net of which is equal to the cash received from the Inverse Floaters acquired by the Fund. Thus, while a Fund’s reported total income, net expenses, and net expense ratio are generally higher for investments in Inverse Floaters acquired via a secured borrowing, the method of acquiring Inverse Floaters does not result in differences for reported cash flows, net asset value or total return.

(i) Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional investors. The Board of Trustees considers 144A securities to be liquid.

(j) Swap Agreements  Certain Funds may invest in swap agreements. Swap transactions are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. A Fund may enter into interest rate, total return, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

38	PIMCO Funds	Municipal Bond Funds

March 31, 2007

Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, or (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Forward spread-lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. Were the U.S. Internal Revenue Service (“IRS”) to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by the Trust from such investments might be subject to U.S. excise or income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss on the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by the Funds are included as part of realized gain or loss on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(k) U.S. Government Agencies or Government-Sponsored Enterprises Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(l) New Accounting Policies  In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation is effective for fiscal years beginning after December 15, 2006, with implementation for NAV calculation purposes for the Funds to be no later than September 28, 2007. In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the application of the Interpretation and Statement to the Funds and will provide additional information in relation to the Interpretation and Statement on the Funds’ semiannual financial statements for the period ending September 30, 2007.

3.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate as noted in the following table.

(b) Administration Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

Annual Report	March 31, 2007	39

Notes to Financial Statements  (Cont.)

The Investment Advisory and Administration Fees for all classes are charged at an annual rate as noted in the following table.

	Investment Advisory Fee	Administration Fee

Fund Name	All Classes	Institutional Class	Administrative Class	A, B and C Classes		Class D		Class R
California Intermediate Municipal Bond Fund	0.225%	0.22%	0.22%	0.35%		0.35%		N/A
California Short Duration Municipal Income Fund	0.20%	0.15%	N/A	0.35%		0.35%		N/A
High Yield Municipal Bond Fund	0.30%	0.25%	N/A	0.40%		0.40%		N/A
Municipal Bond Fund	0.225%	0.24%	0.24%	0.35%		0.35%		N/A
New York Municipal Bond Fund	0.225%	0.22%	N/A	0.35%		0.35%		N/A
Short Duration Municipal Income Fund	0.20%	0.15%	0.15%	0.35%	(1)	0.35%	(2)	N/A

(1) Effective December 22, 2004, PIMCO has contractually agreed (ending March 31, 2007) to waive 0.05% of the administrative fees.

(2) Effective December 22, 2004, PIMCO has contractually agreed (ending March 31, 2007) to waive 0.10% of the administrative fees.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of March 31, 2007.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A
All Funds	—	0.25%
Class B
All Funds	0.75%	0.25%
Class C
Municipal Bond Fund	0.50%	0.25%
Short Duration Municipal Income Fund	0.30%	0.25%
All other Funds	0.75%	0.25%
Class D
All Funds	—	0.25%
Class R
All Funds	N/A	N/A

AGID has contractually agreed (ending March 31, 2007) to waive 0.05% of the following Fund’s distribution and servicing (12b-1) fees:

Fund Name	Classes
California Short Duration Municipal Income Fund	A
Short Duration Municipal Income Fund	A and C

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2007, AGID received $214,750 representing commissions (sales charges) and contingent deferred sales charges.

(d) Redemption Fees  Shareholders of each Fund will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged (based the on total redemption proceeds after any applicable deferred sales charges) within 7 days or 30 days (depending on the Fund), after their acquisition (by purchase or exchange).

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the California Short Duration Municipal Income and High Yield Municipal Bond Funds’ administrative fees, to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

Fund Name	Inst’l Class	Admin Class	Class A	Class B	Class C	Class D
California Short Duration Municipal Income Fund	0.35%	—	0.70%	—	—	0.70%
High Yield Municipal Bond Fund	0.55%	—	0.95%	—	1.70%	0.95%

40	PIMCO Funds	Municipal Bond Funds

March 31, 2007

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived and may still be reimbursed by the Administrator, to the extent the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation. The recoverable amounts to the Administrator at March 31, 2007 were as follows (amounts in thousands):

Fund Name	Recoverable Amounts
California Short Duration Municipal Income Fund	$37
High Yield Municipal Bond Fund	74

During the period covered by this report, each unaffiliated Trustee received an annual retainer of $80,000, plus $5,000 for each Board of Trustees quarterly meeting attended, $500 for each committee meeting attended and $1,000 for each special Board of Trustees meeting attended, plus reimbursement of related expenses. In addition, the audit committee chair received an additional annual retainer of $7,500 and each other committee chair received an additional annual retainer of $1,500.

Effective April 1, 2007, each unaffiliated Trustee will receive an annual retainer of $100,000, plus $9,500 for each Board of Trustees quarterly meeting attended, $750 ($1,000 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each special Board of Trustees meeting attended, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $15,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Fund of the Trust (excluding the All Asset and All Asset All Authority Funds, which do not bear such expenses) according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 3.

5.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

6.  PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2007, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
California Intermediate Municipal Bond Fund	$0	$0	$86,366	$91,151
California Short Duration Municipal Income Fund	0	0	6,338	2,295
High Yield Municipal Bond Fund	0	0	59,287	13,612
Municipal Bond Fund	29,307	29,598	347,613	288,682
New York Municipal Bond Fund	0	0	36,485	11,672
Short Duration Municipal Bond Fund	0	29,121	243,634	190,517

7.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except for number of contracts):

	California Intermediate Municipal Bond Fund		Municipal Bond Fund		New York Municipal Bond Fund		Short Duration Municipal Income Fund
	# of Contracts	Premium	# of Contracts	Premium	# of Contracts	Premium	# of Contracts	Premium
Balance at 03/31/2006	270	$77	1,022	$262	110	$28	406	$105
Sales	460	131	1,964	328	229	38	574	115
Closing Buys	(370)	(51)	(1,637)	(288)	(205)	(32)	(687)	(155)
Expirations	(140)	(80)	(1,349)	(302)	(20)	(8)	(205)	(49)
Exercised	(220)	(77)	0	0	(114)	(26)	(88)	(16)
Balance at 03/31/2007	0	$0	0	$0	0	$0	0	$0

Annual Report	March 31, 2007	41

Notes to Financial Statements  (Cont.)

8.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	California Intermediate Municipal Bond Fund				California Short Duration Municipal Income Fund		High Yield Municipal Bond Fund		Municipal Bond Fund
	Year Ended 03/31/2007		Year Ended 03/31/2006		Period from 08/31/2006 to 03/31/2007		Period from 07/31/2006 to 03/31/2007		Year Ended 03/31/2007		Year Ended 03/31/2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	2,440	$24,138	4,005	$39,687	313	$3,128	2,075	$21,708	8,398	$86,316	9,746	$99,626
Administrative Class	0	0	0	0	0	0	0	0	4	45	10	94
Other Classes	652	6,453	1,852	18,393	261	2,613	2,968	31,370	6,602	67,720	5,278	53,874
Issued as reinvestment of distributions
Institutional Class	370	3,665	304	3,014	6	57	24	249	782	8,037	503	5,140
Administrative Class	7	66	6	64	0	0	0	0	3	34	4	42
Other Classes	108	1,059	108	1,079	0	5	11	123	404	4,158	354	3,622
Cost of shares redeemed
Institutional Class	(2,087)	(20,677)	(2,482)	(24,612)	(31)	(310)	(321)	(3,374)	(7,046)	(72,576)	(3,693)	(37,729)
Administrative Class	0	0	(8)	(78)	0	0	0	0	(39)	(400)	(168)	(1,712)
Other Classes	(2,044)	(20,304)	(1,898)	(18,837)	(14)	(140)	(158)	(1,688)	(5,427)	(55,653)	(4,634)	(47,321)
Net increase (decrease) resulting from Fund share transactions	(554)	$(5,600)	1,887	$18,710	535	$5,353	4,599	$48,388	3,681	$37,681	7,400	$75,636

	New York Municipal Bond Fund				Short Duration Municipal Income Fund
	Year Ended 03/31/2007		Year Ended 03/31/2006		Year Ended 03/31/2007		Year Ended 03/31/2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	2,445	$26,602	519	$5,630	20,653	$205,930	5,885	$58,267
Administrative Class	0	0	0	0	0	0	0	0
Other Classes	1,025	11,145	756	8,208	4,817	48,047	5,494	54,454
Issued as reinvestment of distributions
Institutional Class	61	667	13	140	527	5,252	332	3,287
Administrative Class	0	0	0	0	0	0	0	0
Other Classes	59	643	44	478	307	3,058	405	4,007
Cost of shares redeemed
Institutional Class	(221)	(2,407)	(104)	(1,122)	(13,913)	(138,588)	(7,451)	(73,749)
Administrative Class	0	0	0	0	0	0	0	0
Other Classes	(439)	(4,764)	(426)	(4,615)	(9,188)	(91,602)	(15,825)	(156,714)
Net increase (decrease) resulting from Fund share transactions	2,930	$31,886	802	$8,719	3,203	$32,097	(11,160)	$(110,448)
9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (PIMCO’s parent company), AGID, and certain of their affiliates, including the Trust, the Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series (another series of funds managed by affiliates of PIMCO)), certain Trustees of the Trust and certain employees of PIMCO, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the Trust and the Allianz Funds during specified periods, or as derivative actions on behalf of the Trust and the Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the Allianz Funds and funds of the Trust and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain Trustees of the Trust, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the Trust or on behalf of the Trust itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the Trust’s motion to dismiss claims asserted against it in a consolidated amended complaint where the Trust was named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the Allianz Funds and funds of the Trust, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005, the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss

42	PIMCO Funds	Municipal Bond Funds

March 31, 2007

the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and the Trust has been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint is without merit and intends to vigorously defend itself.

In April 2006, certain funds of the Trust were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain funds of the Trust are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain funds of the Trust—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

The foregoing speaks only as of the date of this report. It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

10.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of March 31, 2007, the components of distributable taxable earnings are as follows (amounts in thousands):

	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(1)	Other Book-to-Tax Accounting Differences(2)	Accumulated Capital Losses(3)	Post-October Deferrals(4)
California Intermediate Municipal Bond Fund	$338	$0	$0	$3,814	$(47)	$(4,786)	$(330)
California Short Duration Municipal Income Fund	3	0	0	8	0	0	0
High Yield Municipal Bond Fund	50	26	0	463	(49)	0	(4)
Municipal Bond Fund	850	0	0	15,319	(334)	(6,945)	0
New York Municipal Bond Fund	9	99	39	356	(28)	0	0
Short Duration Municipal Income Fund	156	0	0	2,301	(164)	(9,654)	(5,221)

(1) Adjusted for open wash sale loss deferrals and accelerated recognition of unrealized gain on certain futures and options for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain/loss on swap contracts.

(2) Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for straddle loss deferrals and distributions payable at fiscal year-end.

(3) Capital losses available to offset future net capital gains expire in varying amounts in the years shown below.

(4) Capital losses realized during the period November 1, 2006 through March 31, 2007 which the Fund elected to defer to the following taxable year pursuant to federal income tax regulations.

As of March 31, 2007, the Funds had accumulated capital losses expiring in the following years (amounts in thousands). The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

	Expiration of Accumulated Capital Losses
	2011	2012	2013	2014	2015
California Intermediate Municipal Bond Fund	$2	$1,828	$1,547	$1,179	$230
Municipal Bond Fund	4,776	419	570	1,180	0
Short Duration Municipal Income Fund	0	3,778	4,137	1,739	0

Annual Report	March 31, 2007	43

Notes to Financial Statements  (Cont.)

As of March 31, 2007, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(5)
California Intermediate Municipal Bond Fund	$136,033	$3,957	$(143)	$3,814
California Short Duration Municipal Income Fund	4,127	10	(1)	9
High Yield Municipal Bond Fund	48,244	531	(89)	462
Municipal Bond Fund	455,822	14,769	(1,699)	13,070
New York Municipal Bond Fund	61,774	650	(294)	356
Short Duration Municipal Income Fund	318,418	2,396	(2,582)	(186)

(5) Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals.

For the fiscal years ended March 31, 2007 and March 31, 2006, respectively, the Funds made the following tax basis distributions (amounts in thousands):

	March 31, 2007			March 31, 2006
	Tax-Exempt Income Distributions	Ordinary Income Distributions(6)	Long-Term Capital Gain Distributions	Tax-Exempt Income Distributions	Ordinary Income Distributions(6)	Long-Term Capital Dain Distributions
California Intermediate Municipal Bond Fund	$5,337	$209	$0	$4,902	$122	$0
California Short Duration Municipal Income Fund	64	0	0	N/A	N/A	N/A
High Yield Municipal Bond Fund	416	71	0	N/A	N/A	N/A
Municipal Bond Fund	15,074	817	0	11,629	288	0
New York Municipal Bond Fund Fund	1,393	225	38	770	76	5
Short Duration Municipal Income Fund	9,787	827	0	9,915	648	0

(6) Includes short-term capital gains, if any, distributed.

11. RESTATEMENT INFORMATION

Prior to the issuance of the March 31, 2007 financial statements, it was determined that the criteria for sale accounting in Statement of Financial Accounting Standards No. 140 had not been met for certain transfers of municipal bonds and should have been accounted for as secured borrowings rather than as sales for certain funds. The funds and fiscal years materially impacted were as follows:

PIMCO California Intermediate Municipal Bond Fund	March 31, 2006 and 2005

PIMCO Municipal Bond Fund	March 31, 2006 and 2005

PIMCO Short Duration Municipal Income Fund	March 31, 2006

Accordingly, the PIMCO Municipal Bond Fund and PIMCO California Intermediate Municipal Bond Fund have restated the Financial Highlights for the years ending March 31, 2006 and 2005, the PIMCO Short Duration Municipal Income Fund has restated its Financial Highlights for the year ended March 31, 2006 and each fund has restated the Statement of Changes in Net Assets for the year ended March 31, 2006. These restatements give effect to recording the transfers of the municipal bonds as secured borrowings, including recording interest on the bonds as interest income and interest on the secured borrowings as interest expense in the Statement of Operations.

PIMCO California Intermediate Municipal Bond Fund

Financial Highlights:

	Institutional				Administrative
	Year Ended 03/31/2006		Year Ended 03/31/2005		Year Ended 03/31/2006		Year Ended 03/31/2005
	Previously Reported	Restated	Previously Reported	Restated	Previously Reported	Restated	Previously Reported	Restated
Ratio of Net Expenses to Average Net Assets:	0.46%	0.56%	0.47%	0.63%	0.71%	0.81%	0.72%	0.88%
Portfolio Turnover:	142%	131%	59%	43%	142%	131%	59%	43%

Statement of Changes in Net Assets:

	Year Ended 03/31/2006
	Previously Reported	Restated
Net Investment Income:	$5,015	$5,015
Net Realized Gains (Losses):	(1,193)	(1,193)
Net Change in Unrealized Appreciation (Depreciation):	(659)	(659)

44	PIMCO Funds	Municipal Bond Funds

March 31, 2007

PIMCO Municipal Bond Fund

Financial Highlights:

	Institutional				Administrative
	Year Ended 03/31/2006		Year Ended 03/312005		Year Ended 03/31/2006		Year Ended 03/31/2005
	Previously Reported	Restated	Previously Reported	Restated	Previously Reported	Restated	Previously Reported	Restated
Ratio of Net Expenses to Average Net Assets:	0.48%	0.71%	0.49%	0.67%	0.73%	0.96%	0.74%	0.92%
Portfolio Turnover:	74%	63%	64%	56%	74%	63%	64%	56%

Statement of Changes in Net Assets:

	Year Ended 03/31/2006
	Previously Reported	Restated
Net Investment Income:	$12,515	$12,546
Net Realized Gains (Losses):	(2,774)	(2,717)
Net Change in Unrealized Appreciation (Depreciation):	3,248	3,160

PIMCO Short Duration Municipal Income Fund

Financial Highlights:

	Institutional		Administrative
	Year Ended 03/31/2006		Year Ended 03/31/2006
	Previously Reported	Restated	Previously Reported	Restated
Ratio of Net Expenses to Average Net Assets:	0.35%	0.45%	0.60%	0.70%
Portfolio Turnover:	83%	79%	83%	79%

Statement of Changes in Net Assets:

	Year Ended 03/31/ 2006
	Previously Reported	Restated
Net Investment Income:	$10,561	$10,561
Net Realized Gains (Losses):	(3,067)	(2,711)
Net Change in Unrealized Appreciation (Depreciation):	2,519	2,163

While the relevant Statements of Assets and Liabilities as of March 31, 2006 and 2005 (not presented herein) have not been reissued to give effect to the restatement, the principal effects of the restatement would be to increase investments and payable for floating rate notes issued by corresponding amounts at each year, with no effect on previously reported net assets. The relevant Statements of Operations for the years ended March 31, 2006 and 2005 (not presented herein) have not been reissued to give effect to the restatement, but the principal effects of the restatement would be to increase interest income and interest expense and fees by corresponding amounts each year, with no effect on the previously reported net increase in net assets resulting from operations.

Annual Report	March 31, 2007	45

Report of Independent Registered Public Accounting Firm

To the Trustees and Institutional and Administrative Class Shareholders of the PIMCO Funds

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights for the Institutional and Administrative Class shares present fairly, in all material respects, the financial position of the California Intermediate Municipal Bond Fund, California Short Duration Municipal Income Fund, High Yield Municipal Bond Fund, Municipal Bond Fund, New York Municipal Bond Fund, and Short Duration Municipal Income Fund, six of the sixty-two Funds constituting the PIMCO Funds, (hereafter referred to as the “Funds”) at March 31, 2007, the results of each of their operations for the year or period then ended, the changes in each of their net assets and the financial highlights of the Funds for the Institutional and Administrative Class shares for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2007 by correspondence with the custodian and counterparties, provide a reasonable basis for our opinion.

As discussed in Note 11, the accompanying financial statements have been restated.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 24, 2007

46	PIMCO Funds	Municipal Bond Funds

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Trust’s fiscal year end (March 31, 2007) regarding the status of dividend received deduction, qualified dividend income, qualified interest income, and qualified short-term capital gain.

Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2007 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Qualified Short-Term Capital Gain (000s)
New York Municipal Bond Fund	$42
High Yield Municipal Bond Fund	16

Exempt Interest Dividends. For the benefit of shareholders of the California Intermediate Municipal Bond, California Short Duration Municipal Income, High Yield Municipal Bond, Municipal Bond, New York Municipal Bond, Short Duration Municipal Income Funds, this is to inform you that for the fiscal year ended March 31, 2007, 96.23%, 93.04%, 88.36%, 94.86%, 88.34%, and 92.21%, respectively, of the dividends paid by the Funds during its fiscal year qualify as exempt-interest dividends. For the year ended March 31, 2006, 99.57%, N/A, N/A, 100.00%, 92.08%, and 93.87% respectively, of the dividends paid by the Funds during its fiscal year qualify as exempt-interest dividends.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2008, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2007.

Annual Report	March 31, 2007	47

Management of the Trust

The chart below identifies the Trustees and Officers of the Trust. Each “interested” Trustee as defined by the 1940 Act, is indicated by an asterisk (*). Unless otherwise indicated, the address of all persons below is 840 Newport Center Drive, Newport Beach, CA 92660.

The Funds’ Statement of Additional Information includes more information about the Trustees. To request a free copy, call PIMCO at 1-800-927-4648.

Trustees of the Trust

Name, Age and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Interested Trustees

Brent R. Harris* (47) Chairman of the Board and Trustee	02/1992 to Present	Managing Director and member of Executive Committee, PIMCO.	93	Chairman and Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Chairman and Trustee, PIMCO Variable Insurance Trust; Director and Vice President, StocksPLUS® Management Inc.; and member of Board of Governors and Executive Committee, Investment Company Institute.

R. Wesley Burns* (47) Trustee	11/1997 to Present	Consulting Managing Director, PIMCO. Formerly, Managing Director, PIMCO.	94	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; Chairman and Director, PIMCO Strategic Global Government Fund, Inc.; and Director PS Business Parks, Inc. (a Real Estate Investment Trust).

Independent Trustees

Marilyn A. Alexander (55) Trustee	10/2006 to Present	Independent Consultant, Alexander & Friedman, LLC (a consulting service for corporate/not-for-profit executives). Formerly, Senior Vice President and Chief Financial Officer of the Disneyland Resort, Walt Disney Company (an entertainment conglomerate).	93	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; Director, New Century Financial Corporation (mortgage banking); and Director, Breast Health Awareness Foundation. Formerly, Director, Equity Office Properties (a Real Estate Investment Trust).

E. Philip Cannon (66) Trustee	05/2000 to Present	Proprietor, Cannon & Company (an investment firm). Formerly, President, Houston Zoo (until 2005).	93	Director, PIMCO Commercial Mortgage Securities Trust, Inc. and Trustee, PIMCO Variable Insurance Trust. Formerly, Trustee, Allianz Funds (formerly, PIMCO Funds: Multi-Manager Series).

Vern O. Curtis (72) Trustee	02/1995 to Present	Private Investor.	93	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; and Director, PS Business Parks, Inc. (a Real Estate Investment Trust).

J. Michael Hagan (67) Trustee	05/2000 to Present	Private Investor and Business Adviser (primarily for manufacturing companies).	93	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; Director, Ameron International (manufacturing); and Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles). Formerly, Director, Remedy Temp (staffing).

William J. Popejoy (69) Trustee	07/1993 to 02/1995 and 08/1995 to Present	Private Investor.	93	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; and Trustee, PIMCO Variable Insurance Trust. Formerly, Director, New Century Financial Corporation (mortgage banking).

* Each of Mr. Harris and Mr. Burns is an “interested person” of the Trust (as the term is defined in the 1940 Act) because of his affiliations with PIMCO.

** Trustees serve until their successors are duly elected and qualified.

48	PIMCO Funds	Municipal Bond Funds

(Unaudited)

Executive Officers

Name, Age and Position Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past 5 Years

Ernest L. Schmider (49) President	05/2005 to Present	Managing Director, PIMCO.

David C. Flattum (42) Chief Legal Officer	11/2006 to Present	Executive Vice President and General Counsel, PIMCO. Formerly, Managing Director, Chief Operating Officer and General Counsel, Allianz Global Investors of America L.P. and Partner at Latham and Watkins LLP.

Jennifer E. Durham (36) Chief Compliance Officer	07/2004 to Present	Senior Vice President, PIMCO. Formerly, Vice President and Legal/Compliance Manager, PIMCO.

William H. Gross (63) Senior Vice President	04/1987 to Present	Managing Director and Chief Investment Officer, PIMCO.

Jeffrey M. Sargent (44) Senior Vice President	02/1993 to Present (since 02/1999 as Senior Vice President)	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

William S. Thompson, Jr. (61) Senior Vice President	11/1993 to Present (since 02/2003 as Senior Vice President)	Chief Executive Officer and Managing Director, PIMCO.

J. Stephen King, Jr. (44) Vice President - Senior Counsel	05/2005 to Present	Senior Vice President and Attorney, PIMCO. Formerly, Vice President, PIMCO; and Associate, Dechert LLP.

Henrik P. Larsen (37) Vice President	02/1999 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Michael J. Willemsen (47) Vice President	11/1988 to Present (since 02/2002 as Vice President)	Vice President, PIMCO.

Garlin G. Flynn (61) Secretary	08/1995 to Present	Senior Paralegal, PIMCO. Formerly, Paralegal and Specialist, PIMCO.

John P. Hardaway (49) Treasurer	08/1990 to Present	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

Erik C. Brown (39) Assistant Treasurer	02/2001 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Stacie D. Anctil (37) Assistant Treasurer	11/2003 to Present	Vice President, PIMCO. Formerly, Specialist, PIMCO.

*** The Officers of the Trust are re-appointed annually by the Board of Trustees.

Annual Report	March 31, 2007	49

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

2187 Atlantic Street

Stamford, CT 06902

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services - Midwest

330 W. 9th Street

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, MO 64105

This report is submitted for the general information of the shareholders of the PIMCO Funds.

15-27589-00

PIMCO Funds

Annual Report

MARCH 31, 2007

Municipal Bond Funds

Share Classes

NATIONAL SHORT DURATION

PIMCO Short Duration Municipal Income Fund

NATIONAL

PIMCO Municipal Bond Fund

PIMCO High Yield Municipal Bond Fund

STATE-SPECIFIC

PIMCO California Short Duration Municipal Income Fund

PIMCO California Intermediate Municipal Bond Fund

PIMCO New York Municipal Bond Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of each Fund carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

		Page

Chairman’s Letter		3
Important Information About the Funds		4
Benchmark Descriptions		12
Financial Highlights		30
Statements of Assets and Liabilities		34
Statements of Operations		35
Statements of Changes in Net Assets		36
Notes to Financial Statements		38
Report of Independent Registered Public Accounting Firm		49
Federal Income Tax Information		50
Management of the Trust		51

FUND	Fund Summary	Schedule of Investments

California Intermediate Municipal Bond Fund	6	13
California Short Duration Municipal Income Fund	7	16
High Yield Municipal Bond Fund	8	17
Municipal Bond Fund	9	20
New York Municipal Bond Fund	10	25
Short Duration Municipal Income Fund	11	27

2	PIMCO Funds

Chairman’s Letter

Dear PIMCO Funds Shareholder:

It is our pleasure to present to you the annual report for the PIMCO Municipal Bond Funds covering the twelve-month period ended March 31, 2007. At the end of the period, net assets for the overall PIMCO Funds family stood at over $213 billion.

Also worthy of note, on May 15, 2007, PIMCO was pleased to announce to clients the commencement of a special consulting arrangement with Dr. Alan Greenspan to participate in our strategy reviews at our Newport Beach headquarters. This engagement provides PIMCO with unique access and insight from the former Fed Chairman whose perspective on financial markets, global economic trends, and investor behavior is truly special.

Highlights of the bond markets during the twelve-month period include:

•

After raising interest rates twice in the first quarter of the reporting period, signs of economic softness in the second quarter prompted the Federal Reserve to pause and leave the Federal Funds Rate at 5.25% following a series of seventeen consecutive interest rate hikes that began in mid-2004. The Federal Reserve did not raise or lower the Federal Funds Rate throughout the remainder of the reporting period, despite continued weakness in the U.S. housing market, the collapse of the subprime mortgage sector and concern that inflation may not moderate as expected.

•

Bonds generally gained during the period despite a difficult environment in the first quarter as interest rates across the U.S. Treasury yield curve fell in response to signs of economic and market weakness. The yield on the benchmark ten-year Treasury decreased by 0.20% to end the period at 4.64%. The Lehman Brothers Aggregate Bond Index, a widely used index comprised of Treasury, investment-grade corporate and mortgage-backed securities, returned 6.59% for the period.

•	Municipal bonds performed well during the period and benefited from a favorable balance of supply and demand. The Lehman Brothers General Municipal Bond Index returned 5.43% for the period.

On the following pages, please find specific details as to each Fund’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your financial advisor, or call Allianz Global Investors at 1-800-426-0107. We also invite you to visit www.allianzinvestors.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

May 21, 2007

Annual Report	March 31, 2007	3

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks as described in each Fund’s prospectus. Some of those risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage risk, issuer non-diversification risk, leveraging risk, management risk, California state-specific risk and New York state-specific risk. A complete description of these risks is contained in the Funds’ prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk, leverage risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. A non-diversified fund may have additional risk and volatility compared to a diversified fund. Shareholders of a municipal bond fund will, at times, incur a tax liability, as income from these funds may be subject to state and local taxes and, where applicable, the alternative minimum tax. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

The inception date on each Fund’s performance page is the inception date of the Fund’s oldest share class. The oldest share class for the following Funds is the Institutional share class, and the A, B and C shares (where available) were first offered in (month/year): PIMCO Municipal Bond (4/98), PIMCO California Intermediate Municipal Bond (10/99), PIMCO New York Municipal Bond (10/99), and PIMCO Short Duration Municipal Income (4/02). Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the actual share class. Those returns are calculated by adjusting the returns of the oldest share class to reflect the indicated share class’s different charges and expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date.

Class A Shares are subject to an initial sales charge. Class B Shares are subject to a contingent deferred sales charge [CDSC] which declines from 5% in the first year to 0% at the end of the sixth year. Class C Shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 18 months after purchase.

The Cumulative Returns charts assume the initial investment was made at the beginning of the first full month following the class’ inception. The charts reflect any sales load that would have applied at the time of purchase or any contingent deferred sales charge that would have applied if a full redemption occurred on the last business day of the most recent fiscal year. Results assume that all dividends and capital gain distributions were reinvested. They do not take into account the effect of taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Each of the various Lipper Averages, which are calculated by Lipper, Inc., a Reuters Company, represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account sales charges.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Allianz Global Investors Distributors’ website at www.allianzinvestors.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

4	PIMCO Funds

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 10/01/06 to 03/31/07.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Accounts with a balance of $2,500 or less may be charged an additional fee at an annual rate of $16.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as an increase in expenses that are not covered by the advisory and administrative fees such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

Annual Report	March 31, 2007	5

PIMCO California Intermediate Municipal Bond Fund
	Class A:	PCMBX

Portfolio Insights

•

The Fund seeks high current income exempt from federal and California income tax with capital appreciation as a secondary objective, by investing, under normal circumstances, at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax.

•	The Fund’s average credit quality was A+ at the end of the one-year period versus the benchmark’s average of AAA/AA1.

•

Municipals underperformed Treasuries and the taxable debt sector; the Lehman Brothers General Municipal Bond Index returned 5.43%, while the Lehman Brothers Aggregate and the Lehman Brothers Treasury Indices returned 6.59% and 5.87%, respectively.

•

The Fund’s effective duration was managed above that of its benchmark throughout the period, which was positive for performance, as municipal yields declined across all maturities, except for bonds maturing in two years and shorter.

•

The Fund’s Class A SEC yield after fees at March 30, 2007 was 3.12%. The yield was 5.29% on a fully tax adjusted basis assuming a federal tax rate of 35.0% and an effective CA state tax rate of 6.05%, or 3.51% assuming a federal tax rate of 10.0% and an effective CA state tax rate of 1.0%. An investor’s tax adjusted yield may differ depending on such investor’s tax bracket.

•	Exposure to tobacco securitized municipals helped performance as the sector rallied due to increased demand for higher yielding municipal debt.

•	California municipal bonds outperformed the broader national market for the period.

•	Exposure to zero coupon municipal bonds benefited performance as they outperformed the municipal index.

•	An overweight to the lease revenue sector hindered performance as this sector underperformed for the year.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	5 Years	Fund Inception (08/31/99)
PIMCO California Intermediate Municipal Bond Fund Class A	4.74%	3.40%	4.45%
PIMCO California Intermediate Municipal Bond Fund Class A (adjusted)	1.60%	2.77%	4.03%
Lehman Brothers California Intermediate Municipal Bond Index	4.90%	4.82%	5.17%
Lipper California Intermediate Municipal Debt Fund Average	4.23%	3.83%	4.55%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3% on A shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio is 0.825%. Expense ratio information is as of the Fund’s current prospectus dated 07/31/06, as supplemented to date.

Cumulative Returns Through March 31, 2007

Allocation Breakdown*

California	78.8%
Puerto Rico	10.3%
Virgin Islands	5.7%
Short-Term Instruments	1.0%
Other	4.2%

*	% of Total Investments as of 03/31/2007

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class A	Class A
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,016.46	$1,020.82
Expenses Paid During Period†	$4.15	$4.16

† Expenses are equal to the net annualized expense ratio of 0.825% for Class A, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

6	PIMCO Funds

PIMCO California Short Duration Municipal Income Fund
	Class A:	PCDAX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing, under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal and California income tax.

•

Municipals underperformed Treasuries and the taxable debt sector; the Lehman Brothers General Municipal Bond Index returned 5.43%, while the Lehman Brothers Aggregate and the Lehman Brothers Treasury Indices returned 6.59% and 5.87%, respectively.

•	The Fund’s effective duration was managed above that of its benchmark throughout the period, which contributed to relative performance as municipal yields in California declined across all maturities.

•

The Fund’s Class A SEC yield after fees at March 30, 2007 was 2.96%. The yield was 5.02% on a fully tax adjusted basis assuming a federal tax rate of 35.0% and an effective CA state tax rate of 6.05%, or 3.33% assuming a federal tax rate of 10.0% and an effective CA state tax rate of 1.0%. An investor’s tax adjusted yield may differ depending on such investor’s tax bracket.

•	Municipal bonds within California outperformed the broader national market for the period.

•	An overweight to the Water and Sewer and Lease Revenue sectors detracted from performance as these sectors underperformed over the period.

Cumulative Total Return for the period ended March 31, 2007
Fund Inception (08/31/06)
PIMCO California Short Duration Municipal Income Fund Class A	2.11%
PIMCO California Short Duration Municipal Income Fund Class A (adjusted)	-0.19%
Lehman Brothers California 1-Year Municipal Bond Index	2.03%
Lipper California Short Intermediate Municipal Debt Fund Average	1.95%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 2.25% on A shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio is 0.85%. Expense ratio information is as of the Fund’s current prospectus dated 08/31/06, as supplemented to date.

Cumulative Returns Through March 31, 2007

Allocation Breakdown*

California	90.4%
Texas	2.4%
Washington	2.4%
Delaware	2.4%
Other	2.4%

*	% of Total Investments as of 03/31/2007

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class A	Class A
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,015.50	$1,021.44
Expenses Paid During Period†	$3.52	$3.53

† The actual expenses are equal to the net annualized expense ratio of 0.70% for Class A, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized expense ratio of 0.70% for Class A reflect net annualized expenses after application of an expense reduction of 4.31%.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2007	7

PIMCO High Yield Municipal Bond Fund	Class A:	PYMAX
	Class C:	PYMCX

Portfolio Insights

•

The Fund seeks high current income exempt from federal income tax with total return as a secondary objective by investing, under normal circumstances, at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

•

Municipals underperformed Treasuries and the taxable debt sector; the Lehman Brothers General Municipal Bond Index returned 5.43%, while the Lehman Brothers Aggregate and the Lehman Brothers Treasury Indices returned 6.59% and 5.87%, respectively.

•

The Fund’s effective duration was managed above that of its benchmark throughout the period, which was positive for performance as municipal yields declined across all maturities longer than two years.

•

The Fund’s Class A SEC yield after fees at March 30, 2007 was 4.17%. The yield was 6.42% on a fully tax adjusted basis assuming a federal tax rate of 35.0%, or 4.63% assuming a federal tax rate of 10.0%. An investor’s tax adjusted yield may differ depending on such investor’s tax bracket.

•	Exposure to tobacco securitized municipals helped performance as the sector rallied due to increased demand for higher yielding municipal debt.

Cumulative Total Return for the period ended March 31, 2007
Fund Inception (07/31/06)
PIMCO High Yield Municipal Bond Fund Class A	9.61%
PIMCO High Yield Municipal Bond Fund Class A (adjusted)	6.32%
PIMCO High Yield Municipal Bond Fund Class C (adjusted)	8.12%
60% Lehman Brothers High Yield Municipal Bond Index / 40% Lehman Brothers General Municipal Index	5.33%
Lipper High Yield Municipal Debt Fund Average	4.90%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3% on A shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 4 for more information. The Fund’s gross expense ratio is 0.96%, which does not include an expense reduction, contractually guaranteed through at least 3/31/08. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.96% and 1.71% for Class A and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 12/28/06, as supplemented to date.

Cumulative Returns Through March 31, 2007

Allocation Breakdown*

Minnesota	9.2%
Florida	9.1%
Michigan	7.6%
California	7.4%
Arizona	7.0%
Illinois	6.6%
New York	6.0%
Short-Term Instruments	5.1%
Colorado	5.0%
Other	37.0%

*	% of Total Investments as of 03/31/2007

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,061.53	$1,057.89	$1,020.19	$1,016.45
Expenses Paid During Period†	$4.88	$8.72	$4.78	$8.55

† The actual expenses are equal to the net annualized expense ratio of 0.95% for Class A, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the period since the Class A Shares of the Fund commenced operations on 07/31/06). The actual expenses are equal to the net annualized expense ratio of 1.70% for Class C, multiplied by the average account value over the period, multiplied by 93/182 (to reflect the period since the Class C Shares of the Fund commenced operations on 12/29/2006). The annualized expense ratio of 0.95% for Class A and 1.70% for Class C reflect net annualized expenses after application of an expense reduction of 0.89% and 1.79%, respectively.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

8	PIMCO Funds

PIMCO Municipal Bond Fund	Class A:	PMLAX
	Class B:	PMLBX
	Class C:	PMLCX

Portfolio Insights

•

The Fund seeks high current income exempt from federal income tax, consistent with preservation of capital with capital appreciation as a secondary objective by investing, under normal circumstances, at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

•	The Fund’s average credit quality was AA+ at the end of the one-year period versus the benchmark’s average of AA1/AA1.

•

Municipals underperformed Treasuries and the taxable debt sector; the Lehman Brothers General Municipal Bond Index returned 5.43%, while the Lehman Brothers Aggregate and the Lehman Brothers Treasury Indices returned 6.59% and 5.87%, respectively.

•

The Fund’s effective duration was managed above its benchmark throughout the period, which was positive for performance, as municipal yields declined across all maturities except for two years and shorter.

•

The Fund’s Class A SEC yield after fees at March 30, 2007 was 3.23%. The yield was 4.97% on a fully tax adjusted basis assuming a federal tax rate of 35.0%, or 3.59% assuming a federal tax rate of 10.0%. An investor’s tax adjusted yield may differ depending on such investor’s tax bracket.

•	Exposure to tobacco securitized municipals helped performance as the sector rallied due to increased demand for higher yielding municipal debt.

•	Exposure to zero coupon municipal bonds benefited performance as they outperformed other municipal indexes.

•	An overweight to the prerefunded sector and an underweight to the transportation sector detracted from performance.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	5 Years	Fund Inception (12/31/97)
PIMCO Municipal Bond Fund Class A	5.12%	4.44%	4.62%
PIMCO Municipal Bond Fund Class A (adjusted)	1.96%	3.80%	4.27%
PIMCO Municipal Bond Fund Class B	4.36%	3.67%	4.02%
PIMCO Municipal Bond Fund Class B (adjusted)	-0.64%	3.32%	4.02%
PIMCO Municipal Bond Fund Class C (adjusted)	3.60%	3.92%	4.10%
Lehman Brothers General Municipal Bond Index	5.43%	5.50%	5.33%
Lipper General Municipal Debt Fund Average	4.86%	4.86%	4.37%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.825%, 1.575% and 1.325% for Class A, Class B and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 07/31/06, as supplemented to date.

Cumulative Returns Through March 31, 2007

Allocation Breakdown*

California	15.1%
Texas	11.7%
New York	8.4%
New Jersey	7.4%
Illinois	6.2%
Other	51.2%

*	% of Total Investments as of 03/31/2007

Expense Example	Actual Performance						Hypothetical Performance
							(5% return before expenses)
	Class A		Class B		Class C		Class A		Class B		Class C
Beginning Account Value (10/01/06)	$1,000.00		$1,000.00		$1,000.00		$1,000.00		$1,000.00		$1,000.00
Ending Account Value (03/31/07)	$1,019.26		$1,015.68		$1,016.73		$1,020.57		$1,016.78		$1,018.03
Expenses Paid During Period(a)	$4.41	(c)	$8.22	(d)	$6.96	(e)	$4.41	(c)	$8.22	(d)	$6.97	(e)
Expenses Paid During Period, Excluding Interest Expense for Floating Rate Notes(b)	$4.15		$7.91		$6.66		$4.16		$7.92		$6.67

(a) For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.875% for Class A shares, 1.635% for Class B shares and 1.385% for Class C shares), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

(b) For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.825% for Class A shares, 1.575% for Class B shares and 1.325% for Class C shares), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

(c) Includes non-cash interest expense of $0.26 for Actual Performance and $0.25 for Hypothetical Performance. The additional non-cash interest expense does not reflect actual expenses paid by the Fund, but instead is offset by additional interest income recorded by the Fund in an inverse floating rate transaction accounted for as a secured borrowing. Refer to Note 2(h) in the Notes to Financial Statements for additional information regarding inverse floating rate transactions.

(d) Includes non-cash interest expense of $0.31 for Actual Performance and $0.30 for Hypothetical Performance. The additional non-cash interest expense does not reflect actual expenses paid by the Fund, but instead is offset by additional interest income recorded by the Fund in an inverse floating rate transaction accounted for as a secured borrowing. Refer to Note 2(h) in the Notes to Financial Statements for additional information regarding inverse floating rate transactions.

(e) Includes non-cash interest expense of $0.30 for Actual Performance and $0.30 for Hypothetical Performance. The additional non-cash interest expense does not reflect actual expenses paid by the Fund, but instead is offset by additional interest income recorded by the Fund in an inverse floating rate transaction accounted for as a secured borrowing. Refer to Note 2(h) in the Notes to Financial Statements for additional information regarding inverse floating rate transactions.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2007	9

PIMCO New York Municipal Bond Fund
	Class A:	PNYAX

Portfolio Insights

•

The Fund seeks high current income exempt from federal and New York income tax with capital appreciation as a secondary objective by investing, under normal circumstances, at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax.

•

Municipals underperformed Treasuries and the taxable debt sector; the Lehman Brothers General Municipal Bond Index returned 5.43%, while the Lehman Brothers Aggregate and the Lehman Brothers Treasury Indices returned 6.59% and 5.87%, respectively.

•	The Fund’s effective duration was managed below that of its benchmark throughout the period, which was negative for performance, as municipal yields declined across all maturities.

•

The Fund’s Class A SEC yield after fees at March 30, 2007 was 3.35%. The yield was 5.58% on a fully tax adjusted basis assuming a federal tax rate of 35.0% and an effective NY state tax rate of 5.01%, or 5.76% for a New York City resident assuming an effective tax rate of 6.82%. The yield was 3.88% on a fully tax adjusted basis assuming a federal tax rate of 10.0% and an effective NY state tax rate of 3.60%, or 4.00% for a New York City resident assuming an effective tax rate of 6.21%. An investor’s tax adjusted yield may differ depending on such investor’s tax bracket.

•	Exposure to tobacco securitized municipals helped performance as the sector rallied due to increased demand for higher yielding municipal debt.

•	Municipal bonds within New York underperformed the broader national market for the period.

•	Exposure to zero coupon municipal bonds benefited performance as they outperformed other municipal sectors.

•	An underweight to the transportation sector detracted from performance as this sector outperformed for over the past year.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	5 Years	Fund Inception (08/31/99)
PIMCO New York Municipal Bond Fund Class A	4.81%	4.66%	5.70%
PIMCO New York Municipal Bond Fund Class A (adjusted)	1.66%	4.03%	5.28%
Lehman Brothers New York Insured Municipal Bond Index	5.32%	5.73%	6.13%
Lipper New York Municipal Debt Fund Average	4.88%	4.88%	5.10%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3% on A shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio is 0.825%. Expense ratio information is as of the Fund’s current prospectus dated 07/31/06, as supplemented to date.

Cumulative Returns Through March 31, 2007

Allocation Breakdown*

New York	74.1%
Short-Term Instruments	11.1%
Puerto Rico	6.9%
California	2.5%
Other	5.4%

*	% of Total Investments as of 03/31/2007

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A		Class A
Beginning Account Value (10/01/06)	$1,000.00		$1,000.00
Ending Account Value (03/31/07)	$1,017.54		$1,020.67
Expenses Paid During Period(a)	$4.30	(c)	$4.31	(c)
Expenses Paid During Period, Excluding Interest Expense for Floating Rate Notes(b)	$4.15		$4.16

(a) The actual expenses are equal to the net annualized expense ratio of 0.855% for Class A shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

(b) The actual expenses are equal to the net annualized expense ratio of 0.825% for Class A shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

(c) Includes non-cash interest expense of $0.15 for Actual Performance and $0.15 for Hypothetical Performance. The additional non-cash interest expense does not reflect actual expenses paid by the Fund, but instead is offset by additional interest income recorded by the Fund in an inverse floating rate transaction accounted for as a secured borrowing. Refer to Note 2(h) in the Notes to Financial Statements for additional information regarding inverse floating rate transactions.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

10	PIMCO Funds

PIMCO Short Duration Municipal Income Fund	Class A:	PSDAX
	Class C:	PSDCX

Portfolio Insights

•

The Fund seeks high current income exempt from federal income tax, consistent with preservation of capital by investing, under normal circumstances, at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

•	The Fund’s average credit quality was AAA at the end of the one-year period, similar to the benchmark’s average of AAA/AA1.

•

Municipals underperformed Treasuries and the taxable debt sector; the Lehman Brothers General Municipal Bond Index returned 5.43%, while the Lehman Brothers Aggregate and the Lehman Brothers Treasury Indices returned 6.59% and 5.87%, respectively.

•

The Fund’s effective duration was managed above that of its benchmark throughout the period, which contributed to relative performance as municipal yields declined across all maturities except for two years and shorter bonds.

•

The Fund’s Class A SEC yield after fees at March 30, 2007 was 3.15%. The yield was 4.85% on a fully tax adjusted basis assuming a federal tax rate of 35.0%, or 3.50% assuming a federal tax rate of 10.0%. An investor’s tax adjusted yield may differ depending on such investor’s tax bracket.

•	Exposure to tobacco securitized municipals helped performance as the sector rallied due to increased demand for higher yielding municipal debt.

•	An underweight to the transportation sector detracted from performance as this sector outperformed the national market.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	5 Years	Fund Inception (08/31/99)
PIMCO Short Duration Municipal Income Fund Class A	3.09%	2.07%	2.89%
PIMCO Short Duration Municipal Income Fund Class A (adjusted)	0.76%	1.62%	2.58%
PIMCO Short Duration Municipal Income Fund Class C (adjusted)	1.80%	1.77%	2.43%
Lehman Brothers 1-Year Municipal Bond Index	3.68%	2.35%	3.20%
Lipper Short Municipal Debt Fund Average	3.28%	2.34%	3.00%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 2.25% on A shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.80% and 1.10% for Class A and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 07/31/06, as supplemented to date.

Cumulative Returns Through March 31, 2007

Allocation Breakdown*

Texas	15.4%
New York	12.8%
California	12.4%
Wisconsin	9.6%
Washington	8.1%
Massachusetts	7.0%
Other	34.7%

*	% of Total Investments as of 03/31/2007

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Class A		Class C		Class A		Class C
Beginning Account Value (10/01/06)	$1,000.00		$1,000.00		$1,000.00		$1,000.00
Ending Account Value (03/31/07)	$1,014.67		$1,013.28		$1,021.19		$1,019.70
Expenses Paid During Period(a)	$3.77	(c)	$5.27	(d)	$3.78	(c)	$5.29	(d)
Expenses Paid During Period, Excluding Interest Expense for Floating Rate Notes(b)	$3.52		$5.02		$3.53		$5.04

(a) For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.75% for Class A shares and 1.05% for Class C shares), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

(b) For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.80% for Class A shares and 1.10% for Class C shares), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

(c) Includes non-cash interest expense of $0.25 for Actual Performance and $0.25 for Hypothetical Performance. The additional non-cash interest expense does not reflect actual expenses paid by the Fund, but instead is offset by additional interest income recorded by the Fund in an inverse floating rate transaction accounted for as a secured borrowing. Refer to Note 2(h) in the Notes to Financial Statements for additional information regarding inverse floating rate transactions.

(d) Includes non-cash interest expense of $0.25 for Actual Performance and $0.25 for Hypothetical Performance. The additional non-cash interest expense does not reflect actual expenses paid by the Fund, but instead is offset by additional interest income recorded by the Fund in an inverse floating rate transaction accounted for as a secured borrowing. Refer to Note 2(h) in the Notes to Financial Statements for additional information regarding inverse floating rate transactions.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2007	11

Benchmark Descriptions

Index	Description

60% Lehman Brothers High Yield Municipal Bond Index/40% Lehman Brothers General Municipal Index	The benchmark is a blend of 60% Lehman Brothers High Yield Municipal Bond Index and 40% Lehman Brothers General Municipal Bond Index. The Lehman Brothers High Yield Municipal Bond Index is an unmanaged index made up of bonds that are non-investment grade, unrated, or rated below Ba1 by Moody’s Investors Service with a remaining maturity of at least one year. Lehman Brothers General Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment-grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in the index.

Lehman Brothers 1-Year Municipal Bond Index	Lehman Brothers 1-Year Municipal Bond Index is an unmanaged index comprised of national municipal bond issues having a maturity of at least one year and less than two years. It is not possible to invest directly in the index.

Lehman Brothers California 1-Year Municipal Bond Index	Lehman Brothers California 1-Year Municipal Bond Index is an unmanaged index comprised of California Municipal Bond Issues having a maturity of at least one year and less than two years. It is not possible to invest directly in the index.

Lehman Brothers California Intermediate Municipal Bond Index	Lehman Brothers California Intermediate Municipal Bond Index is an unmanaged index comprised of California Municipal Bond Issues having maturities of at least five years and less than ten years and consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in the index.

Lehman Brothers General Municipal Bond Index	Lehman Brothers General Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in the index.

Lehman Brothers New York Insured Municipal Bond Index	Lehman Brothers New York Insured Municipal Bond Index is an unmanaged index comprised of a broad selection of insured general obligation and revenue bonds of New York issuers with remaining maturities ranging from one year to 30 years. It is not possible to invest directly in the index.

12	PIMCO Funds

Schedule of Investments California Intermediate Municipal Bond Fund	March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS & NOTES 98.8%

ARKANSAS 0.7%
Jefferson County, Arkansas Pollution Revenue Bonds, Series 2006
4.600% due 10/01/2017	$1,000	$1,011

CALIFORNIA 78.7%
Alameda, California Business Park Assessment Revenue Bonds, Series 1998
5.500% due 09/02/2012	1,180	1,209

Anaheim, California Public Financing Authority Revenue Bonds, (FSA Insured), Series 1997
0.000% due 09/01/2022	2,000	1,020
0.000% due 09/01/2035	1,000	274

Antioch, California Public Financing Authority Revenue Notes, Series 1998
5.500% due 09/02/2008	465	474

Banning, California Unified School District General Obligation Notes, (FSA Insured), Series 2003
4.000% due 08/01/2012	225	230

Burbank, California Community Facilities District Special Tax Revenue Notes, Series 2006
4.000% due 12/01/2009	100	100

California State Educational Facilities Authority Revenue Bonds, Series 1997
5.700% due 10/01/2015	135	139

California State Educational Facilities Authority Revenue Notes, Series 2006
5.000% due 11/01/2014	750	802

California State Housing Finance Agency Revenue Notes, (FGIC Insured), Series 2006
4.500% due 08/01/2012	1,400	1,419

California State Mobilehome Park Financing Authority Revenue Bonds, Series 2006
5.500% due 12/15/2041	165	168

California State Pollution Control Financing Authority Revenue Bonds, Series 2002
5.000% due 01/01/2022	2,000	2,075

California State Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Bonds, (California Mortgage Insured), Series 2001
5.250% due 04/01/2026	2,000	2,078

California State Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Bonds, Series 2003
5.200% due 11/15/2022	2,000	2,092

California State Department of Water Resources Revenue Bonds, Series 1997
5.000% due 12/01/2022	125	127

California State Educational Facilities Authority Revenue Bonds, (MBIA Insured), Series 2001
0.000% due 10/01/2014	500	375

California State Educational Facilities Authority Revenue Notes, Series 2005
5.000% due 10/01/2012	540	569
5.000% due 10/01/2013	570	604

California State Encinitas Union School District General Obligation Bonds, (MBIA Insured), Series 1996
0.000% due 08/01/2018	1,500	940

California State for Precious Veterans General Obligation Bonds, Series 2000
5.700% due 12/01/2032	160	163

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
California State Health Facilities Financing Authority Revenue Notes, (California Mortgage Insured), Series 2000
5.000% due 09/01/2010	$350	$362

California State Health Facilities Financing Authority Revenue Notes, Series 2005
5.000% due 07/01/2010	500	519

California State Hollister Joint Powers Financing Authority Revenue Bonds, (FSA Insured), Series 2006
4.500% due 06/01/2037	1,000	989

California State Housing Finance Agency Revenue Bonds, (AMBAC FHA Insured), Series 1996
5.950% due 02/01/2011	35	36

California State Infrastructure & Economic Development Bank Revenue Notes, Series 2005
5.000% due 03/01/2013	1,000	1,069

California State Public Works Board Revenue Bonds, Series 2005
5.000% due 04/01/2017	2,000	2,146

California State Public Works Board Revenue Notes, (FGIC Insured), Series 2006
5.000% due 10/01/2016	2,500	2,727

California State Sierra Kings Health Care District Revenue Bonds, Series 2006
6.000% due 12/01/2036	545	542

California State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2043	1,000	1,074

California State Tobacco Securitization Agency Revenue Bonds, Series 2006
0.000% due 06/01/2028 (b)	4,500	3,882

California Statewide Communities Development Authority Revenue Bonds, (California Mortgage Insured), Series 2001
5.000% due 10/01/2018	2,000	2,071

California Statewide Communities Development Authority Revenue Bonds, (XLCA Insured), Series 2006
4.100% due 04/01/2028	1,000	1,016

California Statewide Communities Development Authority Revenue Bonds, Series 1998
5.100% due 05/15/2025	2,000	2,057
5.250% due 05/15/2025	1,000	1,028

California Statewide Communities Development Authority Revenue Bonds, Series 2002
5.500% due 08/15/2034	1,000	1,064
6.750% due 07/01/2032 (d)	1,300	1,405

California Statewide Communities Development Authority Revenue Bonds, Series 2006
4.875% due 11/15/2036	400	406

California Statewide Communities Development Authority Revenue Notes, Series 2005
5.000% due 07/01/2013	850	900

California Statewide Financing Authority Revenue Notes, Series 2002
4.600% due 05/01/2012	1,030	1,048

Campbell, California Redevelopment Agency Tax Allocation Notes, Series 2002
4.700% due 10/01/2011	505	520

Capistrano, California Unified School District Community Facilities District No. 87-1 Special Tax Notes, (AMBAC Insured), Series 2006
5.000% due 09/01/2014	730	791

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Capistrano, California Unified School District Special Tax Bonds, Series 1999
5.700% due 09/01/2020	$1,500	$1,601

Capistrano, California Unified School District Special Tax Bonds, Series 2003
5.250% due 09/01/2016	700	726
5.375% due 09/01/2017	800	831

Chico, California Public Financing Authority Tax Allocation Bonds, (FSA Insured), Series 1996
5.200% due 04/01/2011	485	494

Chula Vista, California Special Tax Bonds, Series 2000
6.350% due 09/01/2017	230	243
6.400% due 09/01/2018	120	127

Contra Costa County, California Public Financing Authority Tax Allocation Bonds, Series 2003
5.625% due 08/01/2033	2,000	2,110

Corona, California Community Facilities District Special Tax Bonds, Series 1998
5.875% due 09/01/2023	1,000	1,031

Desert Sands, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 06/01/2014	3,000	2,274

El Monte, California School District General Obligation Notes, (FGIC Insured), Series 2005
0.000% due 05/01/2012	1,555	1,285

El Monte, California School District General Obligation Notes, (FGIC Insured), Series 2006
0.000% due 06/01/2013	1,195	944

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
5.000% due 06/01/2021	3,810	3,822
6.250% due 06/01/2033	1,000	1,105

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
5.125% due 06/01/2047	3,000	2,977

Irvine, California Special Tax Notes, Series 2006
3.950% due 09/01/2007	225	225

Lancaster, California Financing Authority Tax Allocation Revenue Bonds, (MBIA Insured), Series 2003
5.250% due 02/01/2015	1,150	1,262

Los Altos, California School District General Obligation Bonds, Series 2001
5.000% due 08/01/2016	200	212

Los Angeles, California Department of Airports Revenue Notes, (MBIA Insured), Series 2006
5.000% due 05/15/2016	1,000	1,076

Los Angeles, California Department of Water & Power Revenue Bonds, (MBIA Insured), Series 2001
5.250% due 07/01/2013	1,500	1,599

Los Angeles, California State Building Authority Revenue Notes, Series 1999
4.600% due 10/01/2007	150	151

Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2003
5.000% due 07/01/2016	2,285	2,449

Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 1999
4.750% due 07/01/2010	30	31

See Accompanying Notes	Annual Report	March 31, 2007	13

Schedule of Investments  California Intermediate Municipal Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Lucia Mar, California Unified School District General Obligation Bonds, (FSA Insured), Series 2002
5.000% due 08/01/2022	$1,215	$1,281

Modesto, California Irrigation District Certificates of Participation Notes, (AMBAC Insured), Series 2006
5.000% due 10/01/2015	3,545	3,851

Modesto, California Wastewater Revenue Bonds, (FSA Insured), Series 2005
5.000% due 11/01/2015	1,270	1,385

Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2016	500	344

Murrieta Valley, California Unified School District Public Financing Authority Special Tax Bonds, (Assured Guarantee Insured), Series 2006
4.750% due 09/01/2036	2,100	2,153

Newport Mesa, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2007
0.000% due 08/01/2027	610	248

Orange County, California Community Facilities District Special Tax Bonds, Series 2000
5.600% due 08/15/2011	455	467
5.700% due 08/15/2012	485	499
5.800% due 08/15/2013	600	618
6.200% due 08/15/2018	1,025	1,061

Orange County, California Local Transportation Authority Revenue Bonds, (AMBAC-TCRS Insured), Series 1992
6.200% due 02/14/2011	3,250	3,509

Placer County, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2006
4.750% due 08/01/2036	1,350	1,385

Poway, California Unified School District Special Tax Bonds, Series 2005
5.125% due 09/01/2028	1,000	1,024

Redding, California Redevelopment Agency Tax Allocation Bonds, Series 2006
5.000% due 09/01/2036	1,250	1,279

Rio Vista, California Community Facilities District Special Tax Notes, Series 2006
4.000% due 09/01/2009	170	170

Riverbank Redevelopment Agency of California Tax Allocation Bonds, Series 2007
4.100% due 08/01/2013	255	254

Riverside County, California Asset Leasing Corp. Revenue Bonds, (MBIA Insured), Series 2000
5.200% due 11/01/2010	250	263

Sacramento, California County Sanitation District Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 12/01/2017	1,000	1,092

Sacramento, California Municipal Utility District Revenue Bonds, Series 1983
9.000% due 04/01/2013	755	868

Sacramento, California Municipal Utility District Revenue Notes, (MBIA Insured), Series 2006
5.000% due 07/01/2014	1,000	1,085

San Diego County, California Certificates of Participation Notes, Series 2006
5.000% due 09/01/2013	1,340	1,407

San Fernando, California Redevelopment Agency Revenue Bonds, Series 2006
4.500% due 09/15/2017	1,425	1,469

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
San Francisco, California City & County Airport Commission Revenue Bonds, (FSA Insured), Series 1998
5.500% due 05/01/2015	$300	$308

San Francisco, California City & County Unified School District General Obligation Notes, (FSA Insured), Series 2005
5.000% due 06/15/2015	1,100	1,188

San Joaquin, California Delta Community College District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2014	2,000	1,506

San Jose, California Multi-Family Housing Revenue Bonds, Series 1999
4.950% due 06/01/2039	945	958

San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 1993
6.000% due 08/01/2010	195	210

San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2002
5.000% due 08/01/2022	2,000	2,110

San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2005
5.000% due 08/01/2017	1,000	1,078

San Pablo, California Redevelopment Agency Revenue Bonds, Series 1979
8.000% due 10/01/2011	80	86

San Ramon Valley, California Unified School District General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 07/01/2018	6,500	4,087

South San Francisco, California School District Revenue Notes, (MBIA Insured), Series 2006
5.000% due 09/15/2014	500	544

South Tahoe, California Joint Powers Financing Authority Revenue Notes, Series 2003
5.125% due 10/01/2009	500	504

Sulphur Springs, California Union School District General Obligation Bonds, (MBIA Insured), Series 1991
0.000% due 09/01/2009	1,485	1,360

University of California Revenue Bonds, (FSA Insured), Series 2005
5.000% due 05/15/2016	3,240	3,494

		110,230

COLORADO 0.3%
Black Hawk, Colorado Revenue Bonds, Series 2006
5.000% due 12/01/2021	400	407

FLORIDA 0.3%
Escambia County, Florida Environmental Improvement Revenue Bonds, Series 2006
5.000% due 08/01/2026	500	504

LOUISIANA 0.8%
Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039	1,000	1,073

MICHIGAN 0.3%
Michigan State Solid Waste Disposal Revenue Notes, Series 2004
4.500% due 12/01/2013	500	502

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MONTANA 0.4%
Hardin, Montana Tax Increment Infrastructure Development Revenue Bonds, Series 2006
0.000% due 09/01/2031 (b)	$830	$550

NEW JERSEY 0.2%
New Jersey State Economic Development Authority Revenue Bonds, Series 1998
6.800% due 04/01/2018	245	280

NEW YORK 0.8%
New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
5.500% due 01/01/2016	1,000	1,097

PUERTO RICO 10.3%
Commonwealth of Puerto Rico General Obligation Bonds, (Assured Guarantee Insured), Series 2006
5.231% due 07/01/2020	1,000	989

Commonwealth of Puerto Rico General Obligation Bonds, Series 2006
5.000% due 07/01/2035	1,000	1,043

Commonwealth of Puerto Rico Government Development Bank Revenue Notes, Series 2006
5.000% due 12/01/2014	2,500	2,668

Commonwealth of Puerto Rico Infrastructure Financing Authority Revenue Bonds, (AMBAC Insured), Series 1998
5.250% due 07/01/2010	150	155

Puerto Rico Children’s Trust Fund Revenue Notes, Series 2002
5.000% due 05/15/2009	1,000	1,019

Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2007
5.500% due 07/01/2021	2,500	2,814

Puerto Rico Public Buildings Authority Revenue Bonds, (Commonwealth Insured), Series 2004
5.000% due 07/01/2028	2,150	2,247

Puerto Rico Public Finance Corporations Revenue Bonds, Series 2004
5.750% due 08/01/2027	3,250	3,484

		14,419

TEXAS 0.3%
Arlington, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2000
6.080% due 02/15/2024	250	259

Houston, Texas Apartment System Revenue Bonds, Series 1997
6.125% due 07/15/2017	100	100

		359

VIRGIN ISLANDS 5.7%
Virgin Islands Public Finance Authority Revenue Bonds, Series 1998
5.500% due 10/01/2008	3,000	3,061

Virgin Islands Public Finance Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	1,250	1,389

Virgin Islands Public Finance Authority Revenue Bonds, Series 2007
4.700% due 07/01/2022	2,000	2,007

14	PIMCO Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Virgin Islands Public Finance Authority Revenue Notes, Series 1998
5.500% due 10/01/2007	$1,500	$1,511

		7,968

Total Municipal Bonds & Notes (Cost $134,586)		138,400

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 1.0%

REPURCHASE AGREEMENTS 0.8%
State Street Bank and Trust Co.
4.900% due 04/02/2007	$1,086	$1,086

(Dated 03/30/2007. Collateralized by Federal Home Loan Bank 3.875% due 06/08/2007 valued at $1,110. Repurchase proceeds are $1,086.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 0.2%
4.983% due 05/31/2007 - 06/14/2007 (a)(c)	$365	$361

Total Short-Term Instruments (Cost $1,447)		1,447

Total Investments 99.8% (Cost $136,033)		$139,847

Other Assets and Liabilities (Net) 0.2%		217

Net Assets 100.0%		$140,064

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

(a)	Coupon represents a weighted average rate.
(b)	Security becomes interest bearing at a future date.
(c)	Securities with an aggregate market value of $361 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2007	25	$9
90-Day Eurodollar March Futures	Long	03/2008	88	17
U.S. Treasury 30-Year Bond June Futures	Short	06/2007	39	66

				$92

(d)	Restricted securities as of March 31, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
California Statewide Communities Development Authority Revenue Bonds, Series 2002	6.750%	07/01/2032	02/07/2002	$1,300	$1,405	1.00%

See Accompanying Notes	Annual Report	March 31, 2007	15

Schedule of Investments California Short Duration Municipal Income Fund	March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS & NOTES 75.5%

CALIFORNIA 69.6%
California Abag Finance Authority for Nonprofit Corporations Certificate of Participation Bonds, (AMBAC Insured), Series 1993
3.550% due 08/01/2023	$200	$200

California Health Facilities Financing Authority Revenue Bonds, Series 2004
3.560% due 07/01/2033	100	100

California Housing Finance Agency Revenue Bonds, (FSA Insured), Series 2000
3.310% due 08/01/2015	100	100

California State Bay Area Toll Authority Revenue Bonds, (AMBAC Insured), Series 2001
3.460% due 04/01/2036	100	100

California State Department of Water Resources Revenue Bonds, (FSA Insured), Series 2002
3.550% due 05/01/2022	100	100

California State Department of Water Resources Revenue Notes, Series 2005
3.490% due 05/01/2011	150	150

California State Economic Recovery Revenue Bonds, (XLCA-ST-GTD Insured), Series 2004
3.440% due 07/01/2023	110	110

California Statewide Communities Development Authority Revenue Notes, (MBIA Insured), Series 2005
5.000% due 05/01/2015	150	162

Fresno, California Revenue Bonds, Series 2000
3.550% due 12/01/2030	150	150

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
5.125% due 06/01/2047	200	198

Golden State, California Tobacco Securitization Corporations Revenue Bonds, (FGIC-TCRS Insured), Series 2003
5.625% due 06/01/2038	100	111

Lincoln, California Unified School District Special Tax Notes, (AMBAC Insured), Series 2006
5.000% due 09/01/2015	185	201

Los Angeles County, California Revenue Bonds, (AMBAC Insured), Series 1996
3.550% due 06/30/2007	100	100

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Metropolitan Water District of Southern California Revenue Bonds, Series 2004
3.520% due 07/01/2023	$150	$150

Newport Beach, California Revenue Bonds, Series 1996
3.550% due 10/01/2026	250	250

Pittsburg, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2002
5.250% due 08/01/2013	100	109

Pleasanton, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2004
5.000% due 08/01/2015	150	164

Redding, California Redevelopment Agency Tax Allocation Bonds, Series 2006
4.375% due 09/01/2016	215	216

Rio Vista, California Community Facilities District Special Tax Notes, Series 2006
4.000% due 09/01/2009	100	100

Riverbank Redevelopment Agency of California Tax Allocation Bonds, Series 2007
4.000% due 08/01/2012	145	144

Roseville, California Natural Gas Finance Authority Revenue Notes, Series 2007
5.000% due 02/15/2012	100	106

Santa Ana, California Certificates of Participation Bonds, (AMBAC Insured), Series 2003
5.000% due 06/01/2015	195	208

Santa Clara Valley, California Water District Certificate Participation Notes, Series 2007
5.000% due 02/01/2016	150	163

Turlock, California Health Facilities Certificates of Participation Notes, Series 2004
3.750% due 10/15/2007	140	139

Upland, California Public Financing Authority Revenue Bonds, (AMBAC Insured), Series 2002
4.600% due 10/01/2016	100	105

Westminister, California Certificates of Participation Bonds, (AMBAC Insured), Series 1998
3.550% due 06/01/2022	100	100

		3,736

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
DELAWARE 1.8%
Delaware State Economic Development Authority Revenue Bonds, Series 1985
3.630% due 12/01/2015	$100	$100

PUERTO RICO 0.3%
Commonwealth of Puerto Rico Revenue Notes, Series 2006
4.500% due 07/30/2007	15	15

TEXAS 1.9%
Texas State Municipal Power Agency Revenue Notes, Series 2006
4.500% due 08/31/2007	100	100

WASHINGTON 1.9%
King County, Washington Sewer Revenue Bonds, Series 2006
3.650% due 01/01/2032	100	100

Total Municipal Bonds & Notes (Cost $4,042)		4,051

SHORT-TERM INSTRUMENTS 1.6%

REPURCHASE AGREEMENTS 1.4%
State Street Bank and Trust Co.
4.900% due 04/02/2007	75	75

(Dated 03/30/2007. Collateralized by Federal Home Loan Bank 3.875% due 06/08/2007 valued at $81. Repurchase proceeds are $75.)

U.S. TREASURY BILLS 0.2%
5.040% due 05/31/2007 (a)	10	10

Total Short-Term Instruments (Cost $85)		85

Total Investments 77.1% (Cost $4,127)		$4,136

Other Assets and Liabilities (Net) 22.9%		1,228

Net Assets 100.0%		$5,364

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

(a)	Securities with an aggregate market value of $10 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 10-Year Note June Futures	Short	06/2007	2	$1

16	PIMCO Funds	See Accompanying Notes

Schedule of Investments High Yield Municipal Bond Fund	March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS & NOTES 94.5%

ALABAMA 0.1%
Butler, Alabama Industrial Development Board Revenue Bonds, Series 1993
5.900% due 12/01/2012	$50	$50

ALASKA 2.1%
Alaska Industrial Development & Export Authority Revenue Bonds, Series 2007
6.000% due 12/01/2036	1,000	1,017

ARIZONA 6.9%
Arizona Health Facilities Authority Revenue Bonds, Series 2007
5.200% due 10/01/2037	1,000	1,007

Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2006
6.375% due 06/01/2036	1,000	1,057

Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2007
5.000% due 06/01/2037	1,250	1,252

Yavapai County, Arizona Industrial Development Authority Revenue Bonds, Series 1998
5.450% due 06/01/2033	80	81

		3,397

ARKANSAS 1.0%
Little Rock, Arkansas Municipal Property Owners Multipurpose Improvement District Special Tax Bonds, Series 2007
5.350% due 03/01/2032	500	505

CALIFORNIA 7.4%
California State Sierra Kings Health Care District Revenue Bonds, Series 2006
6.000% due 12/01/2036	200	199

California Statewide Communities Development Authority Revenue Bonds, (RADIAN Insured), Series 2007
4.600% due 02/01/2037	1,000	992

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
5.125% due 06/01/2047	2,000	1,985

Los Angeles, California Regional Airports Improvement Corp. Revenue Bonds, Series 2002
7.500% due 12/01/2024	250	286

Moreno Valley, California Unified School District Community Facilities District Special Tax Bonds, Series 2005
5.200% due 09/01/2036	150	153

		3,615

COLORADO 5.0%
Colorado Educational & Cultural Facilities Authority Revenue Bonds, Series 2007
5.750% due 12/01/2037	500	513

Copperleaf, Colorado Metropolitan District No. 2 General Obligation Bonds, Series 2006
5.950% due 12/01/2036	500	516

Madre, Colorado Metropolitan District No. 2 General Obligation Bonds, Series 2007
5.500% due 12/01/2036	900	903

Tallyns Reach of Colorado Metropolitan District No. 3 General Obligation Bonds, Series 2007
5.200% due 12/01/2036	500	503

		2,435

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FLORIDA 9.0%
Florida Housing Finance Corp. Revenue Bonds, Series 2006
4.700% due 07/01/2037	$1,000	$995

Lee County, Florida Industrial Development Authority Revenue Bonds, Series 2007
5.375% due 06/15/2037 (a)	1,500	1,518

Martin County, Florida Revenue Bonds, Series 2000
3.750% due 07/15/2022	1,900	1,900

		4,413

GEORGIA 2.1%
Fulton County, Georgia Revenue Bonds, Series 2006
5.125% due 07/01/2042	250	251

Georgia State Medical Center Hospital Authority Revenue Bonds, Series 2007
5.250% due 07/01/2037 (a)	750	762

		1,013

ILLINOIS 6.6%
Chicago, Illinois Revenue Bonds, (FHA/GNMA Insured), Series 2007
4.625% due 09/20/2037	500	495

Illinois State Finance Authority Revenue Bonds, Series 2006
5.875% due 02/15/2038	200	208

Illinois State Finance Authority Revenue Bonds, Series 2007
5.000% due 12/01/2036	250	256
5.500% due 05/15/2037	750	761

Illinois State Finance Authority Sports Facilities Revenue Bonds, Series 2007
6.000% due 03/01/2037	1,000	1,000

Round Lake, Illinois Lakewood Grove Special Service Area No. 3 Special Tax, (Assured Guarantee Insured), Series 2007
4.700% due 03/01/2033 (a)	500	500

		3,220

INDIANA 1.2%
Anderson, Indiana Economic Development Revenue Bonds, Series 2007
5.000% due 10/01/2032	500	506

East Chicago, Indiana Revenue Bonds, Series 1999
6.375% due 08/01/2029	100	106

		612

IOWA 0.8%
Iowa Finance Authority Revenue Bonds, Series 2006
5.450% due 11/01/2026	175	175

Iowa State Higher Education Loan Authority Revenue Bonds, Series 2006
5.100% due 10/01/2036	200	205

		380

KANSAS 1.0%
Manhattan, Kansas Revenue Bonds, Series 2007
5.500% due 08/01/2021	500	496

MARYLAND 2.1%
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series 2007
5.300% due 01/01/2037	500	511

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Maryland State Economic Development Corp. Revenue Bonds, Series 2006
5.000% due 12/01/2031	$500	$505

		1,016

MICHIGAN 7.6%
Corner Creek Academy East, Michigan Revenue Bonds, Series 2007
5.250% due 11/01/2036	250	252

Crescent Academy, Michigan Certificates of Participation Bonds, Series 2006
5.750% due 12/01/2036	500	513

Doctor Charles Drew Academy, Michigan Certificates of Participation Bonds, Series 2006
5.700% due 11/01/2036	450	462

Garden City, Michigan Hospital Finance Authority Revenue Bonds, Series 2007
5.000% due 08/15/2038	1,500	1,482

Hillsdale, Michigan Hospital Finance Authority Revenue Bonds, Series 1998
5.000% due 05/15/2013	100	100

Michigan State Grand Traverse Academy Revenue Bonds, Series 2007
5.000% due 11/01/2036	900	916

		3,725

MINNESOTA 9.2%
Buffalo, Minnesota Revenue Bonds, Series 2006
5.500% due 09/01/2033	250	258

Cottage Grove, Minnesota Revenue Bonds, Series 2006
5.000% due 12/01/2031	250	254

Dakota County, Minnesota Community Development Agency Revenue Bonds, Series 2007
5.000% due 05/01/2042	1,000	993

Minneapolis, Minnesota Tax Allocation Bonds, Series 2006
5.350% due 02/01/2030	200	202

Mora, Minnesota Revenue Bonds, Series 2006
5.625% due 07/01/2033	500	507

Orono, Minnesota Revenue Bonds, Series 2006
5.400% due 11/01/2041	300	300

Oronoco, Minnesota Revenue Bonds, Series 2006
5.400% due 06/01/2041	710	709

Spicer, Minnesota Revenue Bonds, Series 2006
5.500% due 07/01/2033	750	752

Stillwater, Minnesota Revenue Bonds, Series 2007
5.375% due 02/01/2032	500	499

		4,474

MISSOURI 3.6%
Cottleville, Missouri Certificates of Participation Bonds, Series 2006
5.250% due 08/01/2031	250	256

Grindstone Plaza, Missouri Transportation Development District Sales Tax Revenue Bonds, Series 2006
5.500% due 10/01/2031	250	253
5.550% due 10/01/2036	250	253

Township of Jennings, Missouri Revenue Bonds, Series 2006
5.000% due 11/01/2023	500	500

See Accompanying Notes	Annual Report	March 31, 2007	17

Schedule of Investments  High Yield Municipal Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
University Place, Missouri Transportation Development District Special Assessment Bonds, Series 2006
5.000% due 03/01/2032	$500	$502

		1,764

MONTANA 1.1%
Hardin, Montana Tax Increment Infrastructure Development Revenue Bonds, Series 2006
0.000% due 09/01/2031 (c)	830	550

NEW JERSEY 3.2%
New Jersey State Economic Development Authority Revenue Bonds, Series 2000
7.000% due 11/15/2030	60	65

New Jersey State Economic Development Authority Revenue Bonds, Series 2006
5.375% due 11/01/2036	500	508

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2041	1,000	976

		1,549

NEW MEXICO 1.0%
New Mexico State Hospital Equipment Loan Council Revenue Bonds, Series 2007
5.250% due 08/15/2026	500	496

NEW YORK 5.9%
Amherst, New York Industrial Development Agency Revenue Bonds, Series 2007
5.200% due 01/01/2040	500	505

Dutchess County, New York Industrial Development Agency Revenue Bonds, Series 2007
5.250% due 01/01/2037	750	755

East Rochester, New York Housing Authority Revenue Bonds, Series 2006
5.500% due 08/01/2033	200	204

Erie County, New York Industrial Development Agency Revenue Bonds, Series 2006
6.000% due 11/15/2036	150	160

New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
7.625% due 08/01/2025	500	605
7.750% due 08/01/2031	150	182

New York City, New York Industrial Development Agency Revenue Bonds, Series 2006
5.125% due 05/15/2030	500	493

		2,904

NORTH CAROLINA 1.6%
Charlotte, North Carolina Revenue Bonds, Series 1998
5.600% due 07/01/2027	150	153

Charlotte, North Carolina Revenue Bonds, Series 2000
7.750% due 02/01/2028	60	65

North Carolina State Medical Care Commission Revenue Bonds, Series 2006
5.100% due 10/01/2030	550	558

		776

PENNSYLVANIA 4.1%
Harrisburg, Pennsylvania Authority Revenue Bonds, Series 2007
6.000% due 09/01/2036	500	516

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Montgomery County, Pennsylvania Higher Education & Health Authority Revenue Bonds, Series 2006
5.250% due 01/01/2036	$150	$153

Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series 2003
6.750% due 12/01/2036	250	275

Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue Bonds, Series 2002
3.700% due 07/01/2022	500	500

Washington County, Pennsylvania Redevelopment Authority Revenue Bonds, Series 2006
5.450% due 07/01/2035	550	562

		2,006

RHODE ISLAND 0.6%
Rhode Island State Health & Educational Building Corporations Revenue Bonds, Series 1998
5.400% due 07/01/2013	185	186

Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2032	100	107

		293

SOUTH CAROLINA 0.3%
South Carolina State Tobacco Settlement Revenue Management Authority Revenue Bonds, Series 2001
6.375% due 05/15/2030	145	168

TENNESSEE 0.3%
Maury County, Tennessee Industrial Development Board Revenue Bonds, (Guarantee Agreement GM Insured), Series 1994
6.500% due 09/01/2024	150	152

TEXAS 2.8%
Gulf Coast, Texas Industrial Development Authority Revenue Bonds, Series 2006
7.000% due 12/01/2036	500	538

HFDC of Central Texas, Inc. Revenue Bonds, Series 2006
5.500% due 02/15/2037	500	513

Houston, Texas Apartment System Revenue Bonds, Series 1997
6.125% due 07/15/2017	100	100

Houston, Texas Revenue Bonds, Series 1997
6.125% due 07/15/2027	45	45

Houston, Texas Revenue Bonds, Series 2001
6.750% due 07/01/2021	100	108

Trinity River Authority, Texas Revenue Bonds, Series 2000
6.250% due 05/01/2028	50	53

		1,357

UTAH 3.2%
Spanish Fork City, Utah Revenue Bonds, Series 2006
5.550% due 11/15/2026	500	513
5.700% due 11/15/2036	1,000	1,031

		1,544

VIRGINIA 2.3%
Albemarle County, Virginia Development Authority Revenue Bonds, Series 2007
5.000% due 01/01/2031	1,000	1,006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Bedford County, Virginia Industrial Development Authority Revenue Bonds, Series 1999
6.550% due 12/01/2025	$100	$104

		1,110

WASHINGTON 2.1%
Washington State Housing Finance Commission Revenue Bonds, Series 2007
5.250% due 01/01/2017	500	505
5.625% due 01/01/2038	500	513

		1,018

WISCONSIN 0.3%
Waukesha, Wisconsin Redevelopment Authority Revenue Bonds, Series 2006
5.250% due 07/01/2026	150	154

Total Municipal Bonds & Notes (Cost $45,746)		46,209

SHORT-TERM INSTRUMENTS 5.1%

REPURCHASE AGREEMENTS 5.0%
State Street Bank and Trust Co.
4.900% due 04/02/2007	2,457	2,457

(Dated 03/30/2007. Collateralized by Federal Home Loan Bank 3.875% due 06/08/2007 valued at $2,508. Repurchase proceeds are $2,458.)

U.S. TREASURY BILLS 0.1%
4.996% due 05/31/2007 - 06/14/2007 (b)(d)	40	40

Total Short-Term Instruments (Cost $2,497)		2,497

Total Investments 99.6% (Cost $48,243)		$48,706

Other Assets and Liabilities (Net) 0.4%		190

Net Assets 100.0%		$48,896

18	PIMCO Funds	See Accompanying Notes

March 31, 2007

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Security becomes interest bearing at a future date.
(d)	Securities with an aggregate market value of $40 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 10-Year Note June Futures	Short	06/2007	18	$13
U.S. Treasury 30-Year Bond June Futures	Short	06/2007	6	11

				$24

See Accompanying Notes	Annual Report	March 31, 2007	19

Schedule of Investments Municipal Bond Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS & NOTES 104.9%

ALABAMA 1.3%
Alabama State 21st Century Authority Revenue Bonds, Series 2001
5.750% due 12/01/2018	$2,295	$2,432

Jefferson County, Alabama Limited Obligation Revenue Bonds, Series 2004
5.250% due 01/01/2019	3,300	3,527

		5,959

ALASKA 0.5%
Alaska State Housing Finance Corporations Revenue Bonds, (MBIA Insured), Series 2002
5.250% due 06/01/2032	540	552

Anchorage, Alaska General Obligation Bonds, (FGIC Insured), Series 2006
5.000% due 10/01/2018	1,480	1,597

		2,149

ARIZONA 1.4%
Arizona State Salt River Project Agricultural Improvement and Power District Revenue Bonds, Series 2005
4.750% due 01/01/2035	2,000	2,052

Phoenix, Arizona Civic Improvement Corp. Revenue Bonds, (MBIA Insured), Series 2004
5.000% due 07/01/2015 (d)	1,977	2,133

Phoenix, Arizona Industrial Development Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2000
5.875% due 06/01/2016	20	20

Pima County, Arizona Industrial Development Authority Revenue Bonds, (HUD Sector 8 Insured), Series 1998
5.375% due 06/01/2010	1,035	1,075

		6,400

ARKANSAS 0.5%
Jefferson County, Arkansas Pollution Revenue Bonds, Series 2006
4.600% due 10/01/2017	2,000	2,023

CALIFORNIA 15.9%
Anaheim, California Public Financing Authority Revenue Bonds, (FSA Insured), Series 1997
0.000% due 09/01/2035	4,000	1,096

Bakersfield, California Certificate of Participation Bonds, Series 1991
0.000% due 04/15/2021	5,000	2,768

California State Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Bonds, Series 2003
5.200% due 11/15/2022	2,565	2,683

California State University Revenue Bonds, (FSA Insured), Series 2007
4.500% due 11/01/2044	5,000	4,928

California Statewide Communities Development Authority Revenue Bonds, (California Mortgage Insured), Series 2001
5.000% due 10/01/2018	1,500	1,553

Culver, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2023	630	664

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Foothill, California Eastern Transportation Corridor Agency Revenue Bonds, (MAIA-IBC Insured), Series 1999
0.000% due 01/15/2026 (c)	$1,565	$1,531

Foothill, California Eastern Transportation Corridor Agency Revenue Bonds, Series 1995
0.000% due 01/01/2026	1,000	442

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
6.250% due 06/01/2033	30,370	33,571

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
5.125% due 06/01/2047	2,000	1,985

Hacienda La Puente, California Unified School District General Obligation Bonds, (FGIC Insured), Series 2005
5.000% due 08/01/2022	1,480	1,630

Imperial, California Community College District General Obligation Bonds, (XLCA Insured), Series 2006
0.000% due 08/01/2031	3,010	993

Indian Wells, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2006
4.750% due 09/01/2034	5,850	6,002

Metropolitan Water District of Southern California Revenue Bonds, Series 2006
4.750% due 07/01/2036	3,000	3,086

Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2015	2,890	2,085
0.000% due 08/01/2016	1,400	963

Poway, California Unified School District Special Tax Bonds, Series 2005
4.700% due 09/01/2016	940	962
4.800% due 09/01/2017	875	896

Poway, California Unified School District Special Tax Notes, Series 2005
4.600% due 09/01/2015	420	428

San Ramon Valley, California Unified School District General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 07/01/2018	2,385	1,500

South Tahoe, California Joint Powers Financing Authority Revenue Notes, Series 2003
5.125% due 10/01/2009	1,000	1,008

		70,774

COLORADO 0.9%
Black Hawk, Colorado Revenue Bonds, Series 2006
5.000% due 12/01/2021	200	204

Colorado State Health Facilities Authority Revenue Bonds, Series 2006
5.250% due 06/01/2036	1,000	1,049

Colorado State Housing & Finance Authority Revenue Bonds, (FHA/VA Mortgages Insured), Series 2000
5.700% due 10/01/2022	45	45

Colorado State Housing & Finance Authority Revenue Bonds, Series 2000
6.700% due 10/01/2016	30	30
6.750% due 04/01/2015	50	52

Denver, Colorado Health & Hospital Authority Revenue Bonds, Series 1998
5.000% due 12/01/2009	1,390	1,406

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Larimer County, Colorado Sales & Use Tax Revenue Bonds, (MBIA Insured), Series 2002
4.625% due 12/15/2012	$1,325	$1,391

		4,177

CONNECTICUT 1.5%
Connecticut State General Obligation Notes, Series 2001
6.512% due 06/15/2010	5,000	5,932

Hartford, Connecticut General Obligation Notes, (MBIA Insured), Series 2005
5.000% due 09/01/2013	500	537

		6,469

DISTRICT OF COLUMBIA 2.1%
District of Columbia Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 04/01/2040 (a)(c)	15,000	9,089

FLORIDA 2.6%
Florida State Board of Education General Obligation Bonds, (ST-GTD Insured), Series 2005
4.750% due 06/01/2035	4,370	4,458

Orange County, Florida Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1996
6.250% due 10/01/2011	290	319

Orange County, Florida Health Facilities Authority Revenue Bonds, Series 2002
5.625% due 11/15/2032	5,000	5,519

Orlando, Florida Waste Water System Revenue Bonds, Series 1997
0.156% due 10/01/2015	500	500

Tampa, Florida Guaranteed Entitlement Revenue Bonds, (AMBAC Insured), Series 2001
6.000% due 10/01/2018	800	951

		11,747

GEORGIA 0.8%
Atlanta, Georgia Metropolitan Rapid Transit Authority Revenue Notes, (AMBAC Insured), Series 2006
5.000% due 07/01/2014	2,050	2,216

Georgia State Municipal Electric Authority Revenue Bonds, (FGIC-TCRS Insured), Series 1993
5.500% due 01/01/2012	1,255	1,324

Georgia State Municipal Electric Authority Revenue Bonds, (MBIA-IBC Insured), Series 1997
6.500% due 01/01/2012	200	214

		3,754

HAWAII 1.5%
Hawaii State Housing Financial & Development Corporations Revenue Bonds, (FNMA Insured), Series 1998
4.850% due 07/01/2029	35	35

Honolulu, Hawaii City & County General Obligation Bonds, (MBIA-IBC Insured), Series 1993
5.450% due 09/11/2008	1,000	1,025

Honolulu, Hawaii City & County General Obligation Notes, (MBIA Insured), Series 2005
5.000% due 07/01/2014	5,000	5,393

		6,453

20	PIMCO Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ILLINOIS 6.5%
Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 12/01/2020	$1,000	$561

Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1999
0.000% due 12/01/2031	1,000	329

Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2001
0.000% due 01/01/2020 (c)	1,290	1,181

Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2005
5.000% due 01/01/2015	7,000	7,553

Chicago, Illinois Waste & Water Revenue Bonds, (MBIA Insured), Series 1998
0.000% due 01/01/2021	2,000	1,103

Cook County, Illinois Community School District No. 97-Oak Park General Obligation Bonds, (FGIC Insured), Series 1999
9.000% due 12/01/2012	1,000	1,262

Cook County, Illinois School District No. 122-Oak Lawn General Obligation Bonds, (FGIC Insured), Series 2000
0.000% due 12/01/2016	2,570	1,727

Cook County, Illinois Township High School District No. 225-Northfield General Obligation Bonds, Series 2002
0.000% due 12/01/2012	135	107
0.000% due 12/01/2014	255	184
0.000% due 12/01/2015	1,885	1,298

Cook County, Illinois Township High School District No. 225-Northfield General Obligation Notes, Series 2002
0.000% due 12/01/2011	125	103

Fox Lake, Illinois Water & Sewer Revenue Bonds, (AMBAC Insured), Series 1996
5.750% due 05/01/2013	315	316

Illinois State Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1992
6.250% due 09/01/2021	695	818

Kane, McHenry, Cook & De Kalb Counties, Illinois Unit School District No. 300 General Obligation Bonds, (AMBAC Insured), Series 2002
0.000% due 12/01/2020	1,290	718

Kendall, Kane & Will Counties, Illinois High School Districts General Obligation Notes, (FSA Insured), Series 2003
0.000% due 10/01/2012	3,000	2,428

Lake County, Illinois Community High School District No.127-Grayslake General Obligation Bonds, (FGIC Insured), Series 2002
0.000% due 02/01/2017	5,420	3,603

Lake County, Illinois Community High School District No.127-Grayslake General Obligation Notes, (FGIC Insured), Series 2002
9.000% due 02/01/2009	650	711
9.000% due 02/01/2011	690	817
9.000% due 02/01/2012	1,065	1,307

Sangamon County, Illinois School District No. 186 Springfield General Obligation Notes, (FGIC Insured), Series 2004
0.000% due 10/01/2009	1,000	900

Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 11/01/2019	3,400	1,994

		29,020

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
INDIANA 3.5%
Brownsburg, Indiana 1999 School Building Corporations Revenue Bonds, (AMBAC Insured), Series 2002
5.375% due 02/01/2023	$1,395	$1,499

Danville, Indiana Multi-School Building Corporation General Obligation Bonds, (FSA State Aid Withholding Insured), Series 2001
4.400% due 01/15/2012	170	174

Danville, Indiana Multi-School Building Corporation General Obligation Bonds, (FSA State Aid Withholding Insured), Series 2002
4.500% due 01/15/2013	190	195

Danville, Indiana Multi-School Building Corporation General Obligation Bonds, (FSA State Aid Withholding Insured), Series 2003
4.650% due 01/15/2014	210	217

Danville, Indiana Multi-School Building Corporation General Obligation Bonds, (FSA State Aid Withholding Insured), Series 2004
4.750% due 01/15/2015	235	243

Danville, Indiana Multi-School Building Corporation General Obligation Bonds, (FSA State Aid Withholding Insured), Series 2005
4.850% due 01/15/2016	295	305

Danville, Indiana Multi-School Building Corporation General Obligation Notes, (FSA State Aid Withholding Insured), Series 2001
4.750% due 07/15/2009	200	204

Danville, Indiana Multi-School Building Corporation General Obligation Notes, (FSA State Aid Withholding Insured), Series 2002
5.000% due 07/15/2010	180	186

Danville, Indiana Multi-School Building Corporation General Obligation Notes, (FSA State Aid Withholding Insured), Series 2003
4.250% due 07/15/2011	290	296

Hamilton, Indiana Southeastern Consolidated School Building Revenue Notes, (FSA State Aid Withholding Insured), Series 2001
5.000% due 07/15/2010	760	782

Indiana State Development Finance Authority Revenue Bonds, Series 2005
5.000% due 06/01/2022	1,590	1,672

Indiana State Health Facility Financing Authority Revenue Notes, Series 2005
5.000% due 11/01/2010	5,300	5,518

Indianapolis, Indiana Local Public Improvement Revenue Bonds, Series 1992
6.750% due 02/01/2014	1,000	1,128

Mishawaka, Indiana School Building Corp. Revenue Bonds, (FSA Insured), Series 2006
4.250% due 01/15/2026	1,325	1,273

South Bend, Indiana Redevelopment Authority Revenue Bonds, Series 2000
5.100% due 02/01/2011	405	424
5.200% due 02/01/2012	230	242
5.500% due 02/01/2015	180	192

Tri-Creek School Building Corp., Indiana Revenue Bonds, (FSA Insured), Series 2007
4.250% due 07/15/2020	1,000	988

		15,538

KENTUCKY 0.2%
Kentucky State Development Finance Authority Hospital Revenue Bonds, Series 1989
6.000% due 10/01/2019	680	756

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
LOUISIANA 3.4%
Louisiana State General Obligation Bonds, (FGIC Insured), Series 2002
5.000% due 04/01/2019 (d)	$5,704	$5,970

Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, (MBIA Insured), Series 2000
5.700% due 01/01/2010	140	146

Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039 (d)	6,078	6,524
5.875% due 05/15/2039	2,285	2,470

		15,110

MARYLAND 0.9%
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, 2007
5.000% due 07/01/2027	4,000	4,152

MASSACHUSETTS 2.1%
Commonwealth of Massachusetts General Obligation Bonds, (FSA Insured), Series 2006
0.000% due 11/01/2019	5,090	4,965

Commonwealth of Massachusetts Revenue Bonds, (FGIC Insured), Series 2004
0.000% due 01/01/2017	1,000	1,061

Massachusetts State Development Finance Agency Revenue Bonds, (ACA Insured), Series 2005
5.000% due 03/01/2035	1,000	1,025

Massachusetts State Development Finance Agency Revenue Bonds, Series 1998
4.800% due 11/01/2008	90	91

Massachusetts State Development Finance Agency Revenue Notes, (ACA Insured), Series 1999
4.600% due 03/01/2009	170	172

Massachusetts State Development Finance Agency Revenue Notes, Series 1998
4.700% due 11/01/2007	210	210

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2001
6.000% due 07/01/2014	500	551

Massachusetts State School Building Authority Revenue Notes, (FSA Insured), Series 2005
5.000% due 08/15/2014	1,280	1,381

		9,456

MICHIGAN 2.1%
Lake Fenton, Michigan Community Schools General Obligation Bonds, (Q-SBLF Insured), Series 2002
5.000% due 05/01/2022	2,720	2,885

Michigan State General Obligation Bonds, Series 1992
6.250% due 11/01/2012	3,100	3,379

Michigan State Hospital Finance Authority Revenue Bonds, Series 1999
6.125% due 11/15/2026	50	53

Michigan State Public Power Agency Revenue Bonds, (AMBAC Insured), Series 2001
5.250% due 01/01/2015	1,000	1,069

Rochester, Michigan Community School District General Obligation Bonds, (MBIA Q-SBLF Insured), Series 1997
5.000% due 05/01/2019	750	823

See Accompanying Notes	Annual Report	March 31, 2007	21

Schedule of Investments  Municipal Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Rochester, Michigan Community School District General Obligation Notes, (FSA Q-SBLF Insured), Series 2004
5.000% due 05/01/2012	$1,000	$1,062

		9,271

MINNESOTA 1.2%
Rochester, Minnesota Revenue Bonds, Series 2006
5.000% due 11/15/2036	5,000	5,227

MISSOURI 3.1%
Lees Summit, Missouri Strother Interchange Transportation Development District Revenue Bonds, Series 2006
5.000% due 05/01/2024	500	510

Missouri State Development Finance Board Revenue Bonds, Series 2007
5.000% due 11/01/2014	1,035	1,081
5.000% due 11/01/2015	540	564
5.000% due 11/01/2022	1,000	1,036

Missouri State Environmental Improvement & Energy Resources Revenue Bonds, Series 2000
5.750% due 07/01/2014	350	372

Missouri State Housing Development Commission Revenue Bonds, (FHA Insured), Series 2001
5.250% due 12/01/2016	555	578

Springfield, Missouri Revenue Bonds, (FGIC Insured), Series 2006
4.750% due 08/01/2034	8,200	8,430

St. Louis County, Missouri Industrial Development Authority Revenue Bonds, Series 2005
5.000% due 11/01/2024	1,250	1,264

		13,835

NEVADA 1.5%
Clark County, Nevada School District General Obligation Bonds, (FSA Insured), Series 2004
5.000% due 06/15/2014	5,180	5,574

Nevada State General Obligation Notes, (MBIA Insured), Series 2006
5.000% due 07/01/2016	1,000	1,088

		6,662

NEW JERSEY 7.8%
Camden County, New Jersey Improvement Authority Revenue Notes, Series 2005
5.250% due 02/15/2009	550	560
5.250% due 02/15/2010	570	586

New Jersey State Economic Development Authority Revenue Bonds, Series 1998
0.000% due 04/01/2013	1,595	1,265
5.600% due 01/01/2012	1,000	1,008
6.000% due 11/01/2028	3,500	3,550
6.375% due 04/01/2018	1,500	1,741
6.375% due 04/01/2031	10,000	11,605
6.500% due 04/01/2031	2,115	2,509
6.625% due 09/15/2012	3,500	3,760
6.800% due 04/01/2018	730	835

New Jersey State General Obligation Bonds, Series 1992
6.000% due 02/15/2011	510	553

New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.125% due 06/01/2024	3,500	3,753
6.375% due 06/01/2032	1,000	1,136

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
New Jersey State Transportation Trust Fund Authority Revenue Bonds, (MBIA Insured), Series 2004
5.500% due 12/15/2015	$1,500	$1,686

		34,547

NEW MEXICO 0.1%
Santa Fe County, New Mexico Revenue Notes, Series 1998
5.250% due 05/15/2007	315	315

NEW YORK 8.9%
Long Island, New York Power Authority Revenue Notes, (MBIA Insured), Series 2006
4.811% due 09/01/2015	3,000	2,997

New York City, New York General Obligation Bonds, (MBIA Insured), Series 2005
5.000% due 08/01/2018	1,150	1,238

New York City, New York General Obligation Bonds, Series 2006
5.000% due 08/01/2022	4,000	4,254

New York City, New York General Obligation Revenue Bonds, (MBIA Insured), Series 2001
5.250% due 11/01/2015 (d)	2,000	2,144

New York City, New York General Obligation Revenue Bonds, Series 2004
5.000% due 08/01/2015	2,000	2,138

New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
2.798% due 03/01/2022	3,500	3,461

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.250% due 02/01/2029	5,275	5,560

New York State Dormitory Authority Revenue Bonds, (ACA Insured), Series 2000
5.850% due 07/01/2010	820	857

New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.250% due 08/15/2015	2,500	2,795

New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	3,800	4,178

New York State Dormitory Authority Revenue Bonds, Series 2006
5.000% due 12/15/2017	3,560	3,885

New York State Thruway Authority Revenue Bonds, Series 2007
5.000% due 04/01/2025	2,475	2,646

New York State Urban Development Corporations Revenue Bonds, Series 2002
5.500% due 01/01/2017	3,000	3,180

		39,333

NORTH CAROLINA 2.5%
Durham, North Carolina General Obligation Bonds, Series 2002
5.000% due 04/01/2021	550	579

North Carolina State Eastern Municipal Power Agency Revenue Bonds, Series 1993
7.000% due 01/01/2008	1,000	1,023

North Carolina State Eastern Municipal Power Agency Revenue Notes, Series 2003
5.500% due 01/01/2012	4,000	4,276

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
North Carolina State General Obligation Notes, Series 2006
5.000% due 06/01/2015	$2,050	$2,233

North Carolina State Medical Care Commission Revenue Bonds, Series 2006
5.000% due 11/01/2039	3,000	3,128

		11,239

OHIO 2.0%
Ohio State General Obligation Bonds, Series 2003
5.000% due 03/15/2014	5,255	5,650

Ohio State Water Development Authority Revenue Bonds, Series 2002
5.375% due 12/01/2020	1,100	1,187
5.375% due 12/01/2021	1,750	1,889

		8,726

OKLAHOMA 1.0%
Oklahoma State Development Finance Authority Revenue Bonds, Series 1999
5.625% due 08/15/2029	4,100	4,317

Oklahoma State Housing Finance Agency Single-Family Revenue Bonds, Series 2001
0.000% due 09/01/2032	985	239

		4,556

PENNSYLVANIA 0.4%
Allegheny County, Pennsylvania Hospital Development Authority Revenue Notes, Series 2005
4.500% due 04/01/2015	790	793

Delaware County, Pennsylvania Authority Hospital Revenue Bonds, Series 1998
4.900% due 12/01/2008	100	101

Delaware County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 1997
6.500% due 01/01/2008	725	739

		1,633

PUERTO RICO 0.6%
Commonwealth of Puerto Rico Government Development Bank Revenue Notes, Series 2006
5.000% due 12/01/2008	1,500	1,528

Puerto Rico Children’s Trust Fund Revenue Bonds, Series 2000
6.000% due 07/01/2026	150	161

Puerto Rico Children’s Trust Fund Revenue Notes, Series 2000
5.750% due 07/01/2010	750	798

		2,487

RHODE ISLAND 2.0%
Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2032	2,300	2,459
6.250% due 06/01/2042	6,025	6,477

		8,936

SOUTH CAROLINA 1.1%
Greenville County, South Carolina School District Revenue Bonds, (FSA Insured), Series 2006
5.000% due 12/01/2020	2,395	2,583

South Carolina State General Obligation Notes, Series 2005
5.000% due 08/01/2014	1,065	1,155

22	PIMCO Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
South Carolina State Medical University Hospital Facilities Revenue Bonds, Series 1999
5.700% due 07/01/2012	$1,000	$1,053

		4,791

TENNESSEE 3.5%
Nashville & Davidson Counties, Tennessee Metropolitan Government Health & Educational Revenue Notes, (RADIAN Insured), Series 1998
4.450% due 08/01/2007	1,000	1,002

Shelby County, Tennessee General Obligation Bonds, Series 2001
5.000% due 04/01/2023	1,000	1,050

Sullivan County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2002
6.250% due 09/01/2022	1,000	1,131

Sullivan County, Tennessee Industrial Development Board Revenue Bonds, (GNMA Insured), Series 1995
6.250% due 07/20/2015	665	678

Tennessee State Energy Acquisition Corporations Revenue Bonds, Series 2006
5.000% due 02/01/2027	5,000	5,373

Tennessee Sate Energy Acquisition Corporations Revenue Notes, Series 2006
5.000% due 09/01/2015	6,000	6,425

		15,659

TEXAS 12.3%
Bastrop, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
5.650% due 02/15/2035	2,765	3,006

Bexar County, Texas Housing Finance Corporations Multi-Family Revenue Bonds, Series 2001
4.875% due 06/15/2011	585	607

Birdville, Texas Independent School District General Obligations Bonds, (PSF-GTD Insured), Series 2007
0.000% due 02/15/2024	2,260	1,026

Brazos River, Texas Authority Revenue Bonds, (MBIA Insured), Series 1998
4.900% due 10/01/2015	1,500	1,615

Denton, Texas Independent School District General Obligations Bonds, (PSF-GTD Insured), Series 2006
0.000% due 08/15/2025	5,800	2,384

Ennis, Texas Independent School District 903 General Obligation Bonds, (PSF-GTD Insured), Series 2006
0.000% due 08/15/2033	9,155	2,601

Harris County, Texas General Obligation Bonds, (MBIA-IBC Insured), Series 1997
5.100% due 08/15/2015	250	251

Houston, Texas Airport Systems Revenue Bonds, (FGIC Insured), Series 2000
6.050% due 07/01/2025	2,500	2,539

Houston, Texas Airport Systems Revenue Bonds, Series 2001
6.750% due 07/01/2029	1,000	1,081

Houston, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 1999
5.250% due 02/15/2018	355	365

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Houston, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2005
0.000% due 02/15/2015	$8,640	$6,279

Houston, Texas Water & Sewer System Revenue Bonds, (FSA Insured), Series 2001
5.500% due 12/01/2017	1,000	1,073

Houston, Texas Water Conveyance System Certificates of Participation Bonds, (AMBAC Insured), Series 1993
6.250% due 12/15/2012	5,000	5,633

Lower Colorado River Authority, Texas Revenue Bonds, (MBIA Insured) Series 2006
4.750% due 05/15/2029	8,000	8,220

Midlothian, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 1999
0.000% due 02/15/2018	20	10

Municipal Securities Trust Certificates, Texas Revenue Bonds, Series 2006
5.616% due 04/01/2024	1,255	1,445

North Texas State Health Facilities Development Corporations Revenue Bonds, (AMBAC Insured), Series 2002
5.500% due 08/15/2017	1,000	1,089

North Texas State University Revenue Bonds, (FSA Insured), Series 1999
5.375% due 04/15/2014	250	259

Pasadena, Texas General Obligation Bonds, (FGIC Insured), Series 2002
5.125% due 04/01/2024	1,750	1,844

Red River, Texas Education Finance Revenue Bonds, Series 2000
5.750% due 05/15/2017	750	796

Rio Grande, Texas Consolidated Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2000
5.875% due 08/15/2018	1,825	1,952

Sabine River, Texas Pollution Control Authority Revenue Bonds, Series 2001
5.500% due 05/01/2022	1,000	1,021

San Antonio, Texas Electricity & Gas Revenue Bonds, Series 1997
5.500% due 02/01/2015	975	1,085

San Jacinto, Texas Community College District General Obligation Bonds, (FGIC Insured), Series 2001
5.000% due 02/15/2021	225	233

Tarrant County, Texas College District General Obligation Revenue Notes, Series 2005
5.000% due 02/15/2014	3,360	3,606

Texas Alliance Airport Authority Revenue Bonds, Series 2006
4.850% due 04/01/2021	1,000	1,019

Texas State Leander Independent School District General Obligation Revenue Bonds, (FGIC Insured), Series 2005
0.000% due 08/15/2023	1,195	543

Travis County, Texas Health Facilities Development Corporations Revenue Bonds, Series 1993
6.000% due 11/15/2022 (g)	1,400	1,535

University of Texas Revenue Notes, Series 2004
5.250% due 08/15/2012	1,000	1,074

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Waxahachie, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
0.000% due 08/15/2022	$1,000	$510

		54,701

VIRGIN ISLANDS 0.4%
Virgin Islands Public Finance Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	1,500	1,666

VIRGINIA 1.4%
Virginia State Housing Development Authority Revenue Bonds, (MBIA Insured), Series 2001
5.350% due 07/01/2031	1,000	1,040

Virginia State Public Building Authority Revenue Notes, Series 2005
5.000% due 08/01/2014	4,790	5,186

		6,226

WASHINGTON 3.3%
Snohomish County, Washington School District No. 2 Everett General Obligation Bonds, (FGIC Insured), Series 2006
5.000% due 12/01/2017	1,845	2,004

Washington State General Obligation Bonds, (AMBAC Insured), Series 2004
0.000% due 12/01/2019	2,520	1,473

Washington State General Obligation Notes, (AMBAC Insured), Series 2004
0.000% due 12/01/2011	5,435	4,550

Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.625% due 06/01/2032	5,000	5,501

Yakima County, Washington School District No. 208 General Obligation Bonds, (FSA Insured), Series 2007
5.000% due 12/01/2023	1,220	1,304

		14,832

WEST VIRGINIA 0.7%
Berkeley Brooke & Fayette Counties, West Virginia Revenue Bonds, Series 1983
0.000% due 12/01/2014	4,115	3,025

WISCONSIN 3.4%
Hudson, Wisconsin School District General Obligation Bonds, (FGIC Insured), Series 2002
5.000% due 10/01/2017	1,420	1,511
5.000% due 10/01/2019	1,040	1,107

South Milwaukee, Wisconsin School District General Obligation Notes, (FGIC Insured), Series 2002
3.750% due 04/01/2011	385	386

Wisconsin State Clean Water Revenue Bonds, Series 2002
5.000% due 06/01/2018	100	105
5.000% due 06/01/2019	100	105
5.000% due 06/01/2020	100	105
5.100% due 06/01/2021	100	105
5.100% due 06/01/2022	100	105
5.100% due 06/01/2023	100	105
5.250% due 06/01/2016	50	53
5.250% due 06/01/2017	50	54

Wisconsin State General Obligation Bonds, (FSA Insured), Series 2001
5.250% due 05/01/2020	3,000	3,213

See Accompanying Notes	Annual Report	March 31, 2007	23

Schedule of Investments Municipal Bond Fund (Cont.)	March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Wisconsin State Housing & Economic Development Revenue Bonds, (MBIA Insured), Series 2002
4.700% due 11/01/2012	$1,225	$1,274

Wisconsin State Housing & Economic Development Revenue Bonds, (MBIA Insured), Series 2003
5.350% due 11/01/2022	4,725	4,924

Wisconsin State Housing & Economic Development Revenue Notes, (MBIA Insured), Series 2002
4.700% due 05/01/2012	1,935	2,001

		15,153

Total Municipal Bonds & Notes (Cost $452,822)		465,846

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 0.7%

REPURCHASE AGREEMENTS 0.6%
State Street Bank and Trust Co.
4.900% due 04/02/2007	$2,631	$2,631

(Dated 03/30/2007. Collateralized by Federal Home Loan Bank 4.500% due 05/21/2007 valued at $2,685. Repurchase proceeds are $2,632.)

U.S. TREASURY BILLS 0.1%
4.909% due 06/14/2007 (b)(e)	420	415

Total Short-Term Instruments (Cost $3,047)		3,046

Total Investments 105.6% (Cost $455,869)		$468,892

Other Assets and Liabilities (Net) (5.6%)		(24,836)

Net Assets 100.0%		$444,056

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Security becomes interest bearing at a future date.
(d)	Securities represent fixed-rate municipal bonds transferred to a trust in a financing transaction in which the Fund acquired Residual Interest Municipal Bonds. Refer to Note 2(h) in the Notes to Financial Statements for additional information.
(e)	Securities with an aggregate market value of $416 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 5-Year Note June Futures	Long	06/2007	100	$33
U.S. Treasury 30-Year Bond June Futures	Short	06/2007	282	438

				$471

(f)	Swap agreements outstanding on March 31, 2007:

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	12/15/2014	$52,800	$2,551

(g)	Restricted securities as of March 31, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Travis County, Texas Health Facilities Development Corporations Revenue Bonds, Series 1993	6.000%	11/15/2022	09/20/2002	$1,502	$1,535	0.35%

24	PIMCO Funds	See Accompanying Notes

Schedule of Investments New York Municipal Bond Fund	March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS & NOTES 87.3%

ALABAMA 1.2%
Montgomery, Alabama Medical Clinic Board Revenue Bonds, Series 2006
4.750% due 03/01/2036	$750	$739

ARKANSAS 0.4%
University of Arkansas Revenue Bonds, (MBIA Insured), Series 2004
5.000% due 11/01/2034	250	263

CALIFORNIA 2.5%
Imperial, California Community College District General Obligation Bonds, (XLCA Insured), Series 2006
0.000% due 08/01/2029	1,490	541

Indian Wells, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2006
4.750% due 09/01/2034	1,000	1,026

		1,567

ILLINOIS 0.8%
Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 11/01/2019	900	528

INDIANA 0.8%
Mishawaka, Indiana School Building Corp. Revenue Bonds, (FSA Insured), Series 2006
4.250% due 01/15/2026	500	481

NEW YORK 72.7%
Amherst, New York General Obligation Notes, (FGIC Insured), Series 1999
5.500% due 12/01/2008	150	153

Buffalo, New York Fiscal Stability Authority Revenue Notes, (MBIA Insured), Series 2005
5.000% due 09/01/2014	1,040	1,127

Buffalo, New York Municipal Water Systems Finance Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 07/01/2027	500	533

East Rochester, New York Housing Authority Revenue Bonds, Series 2006
5.500% due 08/01/2033	100	102

Erie County, New York Industrial Development Agency Revenue Bonds, (FSA Insured), Series 2004
5.750% due 05/01/2025	1,000	1,111

Hudson Yards Infrastructure Corp., New York Revenue Bonds, (MBIA Insured), Series 2006
4.500% due 02/15/2047	3,000	2,961

Jay Street Development Corp., New York Revenue Bonds, Series 2005
3.630% due 05/01/2022	1,200	1,200

Liberty, New York Development Corporations Revenue Bonds, Series 2005
5.250% due 10/01/2035	525	601

Long Island, New York Power Authority Revenue Notes, (MBIA Insured), Series 2006
4.811% due 09/01/2015	500	499

New York City, New York General Obligation Bonds, (MBIA Insured), Series 1994
3.760% due 08/01/2013	1,000	1,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
New York City, New York General Obligation Bonds, (MBIA Insured), Series 2005
5.000% due 08/01/2018	$500	$538

New York City, New York General Obligation Bonds, Series 1993
3.660% due 08/01/2017	1,000	1,000

New York City, New York General Obligation Bonds, Series 1997
5.250% due 08/01/2021	100	101

New York City, New York General Obligation Bonds, Series 2006
5.000% due 08/01/2022	1,000	1,063

New York City, New York General Obligation Notes, (MBIA-IBC Insured), Series 2002
5.750% due 08/01/2011	250	271

New York City, New York General Obligation Notes, Series 2005
5.000% due 04/01/2011	250	262

New York City, New York Industrial Development Agency Revenue Bonds, (AMBAC Insured), Series 2006
5.000% due 02/01/2036	500	527

New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
2.798% due 03/01/2022	1,400	1,384

New York City, New York Industrial Development Agency Revenue Bonds, Series 2001
5.500% due 07/01/2028	250	259

New York City, New York Industrial Development Agency Revenue Bonds, Series 2002
6.450% due 07/01/2032	250	264

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.500% due 06/15/2037	1,000	990

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2000
5.500% due 11/01/2029	500	532

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
3.670% due 11/01/2022	1,000	1,000
5.000% due 08/01/2024	525	550
5.250% due 02/01/2029	500	527

New York City, New York Transitional Finance Authority Revenue Notes, Series 2002
5.250% due 11/01/2011	600	641

New York City, New York Transitional Finance Authority Revenue Notes, Series 2003
5.000% due 08/01/2010	395	412

New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.250% due 08/15/2015	250	279

New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2000
5.590% due 08/15/2022	250	260

New York State Dormitory Authority Revenue Bonds, (MBIA State Aid Withholding Insured), Series 2002
5.000% due 10/01/2030	750	786

New York State Dormitory Authority Revenue Bonds, Series 1997
3.660% due 07/01/2012	265	265

New York State Dormitory Authority Revenue Bonds, Series 2000
6.000% due 07/01/2010	150	159

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	$400	$440

New York State Dormitory Authority Revenue Bonds, Series 2005
5.000% due 03/15/2035	750	790

New York State Dormitory Authority Revenue Bonds, Series 2006
5.000% due 12/15/2017	1,000	1,091
5.000% due 07/01/2026	500	519

New York State Dormitory Authority Revenue Bonds, Series 2007
5.000% due 07/01/2021	1,000	1,071
5.000% due 02/15/2037	1,000	1,051

New York State Dormitory Authority Revenue Notes, (FGIC FHA 242 Insured), Series 2005
5.000% due 02/01/2013	965	1,027

New York State Dormitory Authority Revenue Notes, (FSA Insured), Series 1998
4.750% due 07/01/2008	150	152

New York State Dormitory Authority Revenue Notes, (FSA Insured), Series 2001
5.000% due 07/01/2011	455	478

New York State Dormitory Authority Revenue Notes, (MBIA Insured), Series 2003
5.000% due 07/01/2011	250	264

New York State Dormitory Authority Revenue Notes, (MBIA State Aid Withholding Insured), Series 2002
5.000% due 10/01/2012	500	534

New York State Dormitory Authority Revenue Notes, Series 2001
5.250% due 07/01/2010	860	888

New York State Dormitory Authority Revenue Notes, Series 2007
4.000% due 08/15/2014	1,765	1,781

New York State Environmental Facilities Corporations Revenue Bonds, Series 2002
4.550% due 05/01/2012	500	503
5.000% due 06/15/2014	400	425

New York State Environmental Facilities Corporations Revenue Notes, Series 2002
5.000% due 06/15/2012	500	533

New York State Housing Finance Agency Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 09/15/2030	1,000	1,054

New York State Local Government Assistance Corporations Revenue Bonds, (FGIC Insured), Series 2003
3.590% due 04/01/2021	500	500

New York State Local Government Assistance Corporations Revenue Bonds, (General Obligations Insured), Series 1993
6.000% due 04/01/2014	320	358

New York State Local Government Assistance Corporations Revenue Bonds, (MBIA Insured), Series 1997
5.125% due 04/01/2013	150	154

New York State Metropolitan Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 11/15/2032	200	210

New York State Metropolitan Transportation Authority Revenue Bonds, Series 2006
5.000% due 11/15/2035	1,000	1,050

See Accompanying Notes	Annual Report	March 31, 2007	25

Schedule of Investments New York Municipal Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
New York State Mortgage Agency Homeowner Mortgage Revenue Bonds, Series 2006
4.700% due 10/01/2031	$500	$504

New York State Power Authority Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 11/15/2020	500	536

New York State Sales Tax Asset Receivables Corporations Revenue Bonds, (MBIA Insured), Series 2004
5.250% due 10/15/2018	1,000	1,091

New York State Thruway Authority Highway & Bridge Trust Revenue Notes, (FSA Insured), Series 2003
5.000% due 04/01/2010	250	260

New York State Thruway Authority Highway & Bridge Trust Revenue Notes, (FSA Insured), Series 2005
5.000% due 04/01/2014	500	540
5.000% due 04/01/2015	500	543

New York State Thruway Authority Highway & Bridge Trust Revenue Notes, (MBIA Insured), Series 2002
5.250% due 04/01/2011	500	530

New York State Thruway Authority Revenue Bonds, (FSA Insured), Series 2005
4.750% due 01/01/2030	1,000	1,034

New York State Triborough Bridge & Tunnel Authority Revenue Notes, (MBIA-IBC Insured), Series 2002
5.000% due 11/15/2010	500	524

New York State TSASC, Inc. Revenue Bonds, Series 2002
5.000% due 07/15/2014	750	797

New York State Urban Development Corporations Revenue Bonds, Series 2002
5.500% due 01/01/2017	500	530

New York State Urban Development Corporations Revenue Notes, Series 2003
5.000% due 03/15/2011	495	520

Niagara County, New York Industrial Development Agency Revenue Bonds, (GMNA Insured), Series 2006
5.000% due 07/20/2038	500	505

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Orange County, New York General Obligation Notes, Series 2005
5.000% due 07/15/2013	$500	$537

Schenectady, New York Industrial Development Agency Revenue Bonds, Series 2001
5.500% due 07/01/2016	500	546

Spencerport, New York Central School District General Obligation Bonds, (MBIA State Aid Withholding Insured), Series 2002
5.000% due 06/15/2019	250	264

Troy, New York Industrial Development Agency Revenue Bonds, Series 2002
5.500% due 09/01/2015	500	542

		46,033

PUERTO RICO 6.8%
Commonwealth of Puerto Rico General Obligation Bonds, (Assured Guarantee Insured), Series 2006
5.231% due 07/01/2020	1,000	989

Commonwealth of Puerto Rico General Obligation Bonds, Series 2006
5.000% due 07/01/2035	250	261

Commonwealth of Puerto Rico Government Development Bank Revenue Notes, Series 2006
5.000% due 12/01/2008	1,000	1,019

Commonwealth of Puerto Rico Highway & Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.500% due 07/01/2013	200	220

Commonwealth of Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2002
5.750% due 07/01/2041	1,000	1,101

Puerto Rico Children’s Trust Fund Revenue Bonds, Series 2000
6.000% due 07/01/2026	100	107

Puerto Rico Public Finance Corporations Revenue Bonds, Series 2004
5.750% due 08/01/2027	550	589

		4,286

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TEXAS 1.7%
Coppell, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2001
0.000% due 08/15/2016	$805	$546

Houston, Texas Utility System Revenue Bonds, (FSA Insured), Series 2005
4.750% due 11/15/2030	400	410

Waco, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2001
5.000% due 08/15/2021	120	127

		1,083

VIRGIN ISLANDS 0.4%
Virgin Islands Public Finance Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	250	278

Total Municipal Bonds & Notes (Cost $54,902)		55,258

SHORT-TERM INSTRUMENTS 10.9%

REPURCHASE AGREEMENTS 10.8%
State Street Bank and Trust Co.
4.900% due 04/02/2007	6,823	6,823

(Dated 03/30/2007. Collateralized by Federal Home Loan Bank 4.500% due 05/21/2007 valued at $6,963. Repurchase proceeds are $6,826.)

U.S. TREASURY BILLS 0.1%
4.955% due 06/14/2007 (a)	50	49

Total Short-Term Instruments (Cost $6,872)		6,872

Total Investments 98.2% (Cost $61,774)		$62,130

Other Assets and Liabilities (Net) 1.8%		1,170

Net Assets 100.0%		$63,300

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Securities with an aggregate market value of $49 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 30-Year Bond June Futures	Short	06/2007	10	$17

26	PIMCO Funds	See Accompanying Notes

Schedule of Investments Short Duration Municipal Income Fund	March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS & NOTES 98.0%

ALABAMA 2.8%
Daphne, Alabama Special Care Facilities Financing Authority Revenue Bonds, Series 1988
0.000% due 08/15/2028	$3,500	$3,326

Jefferson County, Alabama Limited Obligation Revenue Notes, Series 2004
5.000% due 01/01/2009	1,100	1,124
5.250% due 01/01/2013	4,350	4,670

		9,120

ALASKA 0.4%
North Slope Boro, Alaska General Obligation Notes, (MBIA Insured), Series 2000
0.000% due 06/30/2008	1,345	1,285

ARIZONA 4.1%
Arizona State Greater Arizona Development Authority Infrastructure Revenue Notes, (MBIA Insured), Series 2005
5.000% due 08/01/2011	2,195	2,314
5.000% due 08/01/2012	2,305	2,454

Arizona State Water Infrastructure Finance Authority Revenue Bonds, Series 2004
5.000% due 10/01/2014	2,000	2,169

Maricopa, Arizona Hospital Revenue Notes, Series 2005
5.000% due 04/01/2010	2,000	2,057

Nogales, Arizona Revenue Bonds, Series 2006
3.750% due 10/01/2046	1,000	1,000

Phoenix, Arizona Civic Improvement Corp. Revenue Bonds, (MBIA Insured), Series 2004
5.000% due 07/01/2015	3,000	3,238

		13,232

CALIFORNIA 12.3%
Culver, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2023	620	654

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
5.000% due 06/01/2021	6,340	6,360
6.250% due 06/01/2033	25,360	28,033

Imperial, California Community College District General Obligation Bonds, (XLCA Insured), Series 2006
0.000% due 08/01/2030	2,275	788

Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2014	3,595	2,707

Pittsburg, California Redevelopment Agency Tax Allocation Notes, (MBIA Insured), Series 2003
5.000% due 08/01/2011	825	872

		39,414

CONNECTICUT 0.2%
New Britain, Connecticut General Obligation Notes, Series 2003
4.000% due 04/15/2007	560	560

DISTRICT OF COLUMBIA 0.2%
District of Columbia Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 04/01/2040 (a)(c)	1,000	606

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FLORIDA 1.0%
Collier, Florida Multi-Family Housing Finance Authority Revenue Notes, Series 2002
4.600% due 08/15/2011	$665	$688

Dade County, Florida Guaranteed Entitlement Revenue Bonds, (MBIA Insured), Series 1995
0.000% due 02/01/2018	2,000	1,065

Gulf Breeze, Florida Revenue Bonds, (MBIA Insured), Series 1997
5.359% due 12/01/2017	500	527

Hillsborough County, Florida Utility Revenue Bonds, Series 1978
6.200% due 12/01/2008	170	173

Orlando, Florida Waste Water System Revenue Bonds, Series 1997
7.276% due 10/01/2015	750	750

		3,203

ILLINOIS 3.8%
De Kalb County, Illinois Community Unit School District No. 424 General Obligation Bonds, (AMBAC Insured), Series 2001
0.000% due 01/01/2018	2,000	1,273

Geneva, Illinois Revenue Bonds, (FSA Insured), Series 2003
5.000% due 05/01/2016	1,425	1,506

Illinois State Finance Authority Revenue Notes, Series 2004
5.250% due 11/15/2012	1,000	1,063

Illinois State General Obligation Notes, (MBIA Insured), Series 2002
5.250% due 08/01/2011	2,000	2,128

Illinois State Sales Tax Revenue Notes, Series 2004
5.000% due 06/15/2011	1,225	1,286

Kane County, Illinois Community Unit School District No. 304 Geneva General Obligation Notes, (FGIC Insured), Series 2004
0.000% due 01/01/2014	1,000	765

Kendall, Kane & Will Counties, Illinois High School Districts General Obligation Notes, (FSA Insured), Series 2003
0.000% due 10/01/2012	2,000	1,618

McHenry & Kane Counties, Illinois Community Consolidated School District No. 158 General Obligation Notes, (FGIC Insured), Series 2004
0.000% due 01/01/2009	1,390	1,302

Sangamon County, Illinois School District No. 186 Springfield General Obligation Notes, (FGIC Insured), Series 2004
0.000% due 10/01/2008	1,225	1,151
0.000% due 10/01/2010	15	13

		12,105

INDIANA 1.2%
Indiana State Health Facility Financing Authority Revenue Notes, Series 2005
5.000% due 11/01/2010	3,700	3,852

KANSAS 0.1%
Wichita, Kansas Water & Sewer Utility Revenue Notes, (FGIC Insured), Series 2003
5.000% due 10/01/2010	355	371

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MASSACHUSETTS 6.9%
Commonwealth of Massachusetts General Obligation Bonds, (FSA Insured), Series 2006
3.810% due 11/01/2019	$3,000	$2,926

Commonwealth of Massachusetts General Obligation Bonds, (MBIA-IBC Insured), Series 1996
6.000% due 11/01/2011	1,500	1,649

Commonwealth of Massachusetts General Obligation Bonds, Series 1998
5.250% due 04/01/2011	1,000	1,026

Commonwealth of Massachusetts Revenue Bonds, (FGIC Insured), Series 2004
2.017% due 01/01/2016	3,200	3,398

Massachusetts State Bay Transportation Authority Revenue Bonds, Series 2004
1.071% due 07/01/2020	7,005	6,885

Massachusetts State Municipal Wholesale Electric Co. Revenue Bonds, (AMBAC Insured), Series 1993
5.450% due 07/01/2018	1,400	1,417

Massachusetts State Municipal Wholesale Electric Co. Revenue Notes, (MBIA Insured), Series 2001
5.000% due 07/01/2010	1,000	1,039

Massachusetts State Port Authority Revenue Bonds, (FSA-CR Insured), Series 1998
5.500% due 07/01/2014	1,000	1,031

Worcester, Massachusetts General Obligation Bonds, (FGIC Insured), Series 2001
5.500% due 10/01/2012	2,635	2,824

		22,195

MICHIGAN 1.2%
Clintondale, Michigan Community Schools General Obligation Notes, (FGIC Q-SBLF Insured), Series 2004
5.000% due 05/01/2011	960	1,009

Michigan State General Obligation Bonds, Series 1992
6.250% due 11/01/2012	2,750	2,997

		4,006

MISSOURI 2.1%
Springfield, Missouri Revenue Bonds, (FGIC Insured), Series 2006
4.750% due 08/01/2034	6,500	6,682

NEVADA 2.3%
Clark County, Nevada General Obligation Bonds, (AMBAC Insured), Series 2004
5.000% due 12/01/2015	3,910	4,211

Nevada State General Obligation Notes, (MBIA Insured), Series 2006
5.000% due 07/01/2016	3,020	3,285

		7,496

NEW JERSEY 0.7%
New Jersey State Economic Development Authority Revenue Bonds, Series 1998
6.375% due 04/01/2018	500	580

New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.125% due 06/01/2024	1,500	1,609

		2,189

See Accompanying Notes	Annual Report	March 31, 2007	27

Schedule of Investments  Short Duration Municipal Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
NEW YORK 12.6%
Long Island, New York Power Authority Revenue Notes, (MBIA Insured), Series 2006
4.811% due 09/01/2015	$5,000	$4,995

New York City, New York General Obligation Bonds, (FGIC Insured), Series 1998
5.250% due 08/01/2010	2,505	2,584

New York City, New York General Obligation Bonds, Series 2001
5.250% due 08/01/2012	1,350	1,433

New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
2.798% due 03/01/2022	8,000	7,911

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.500% due 11/01/2026	100	107

New York City, New York Transitional Finance Authority Revenue Notes, (FSA Insured), Series 2003
5.250% due 02/01/2012	2,405	2,576

New York City, New York Transitional Finance Authority Revenue Notes, Series 2005
5.000% due 11/01/2011	1,400	1,481

New York State Dormitory Authority Revenue Bonds, (FGIC-TCRS Insured), Series 1993
5.750% due 07/01/2009	8,085	8,330

New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	800	879

New York State Dormitory Authority Revenue Bonds, Series 2007
5.000% due 02/15/2037	1,500	1,576

New York State Local Government Assistance Corporations Revenue Notes, (FSA Insured), Series 2003
5.000% due 04/01/2012	500	532

New York State Tobacco Settlement Financing Corporations Revenue Notes, Series 2003
5.250% due 06/01/2012	4,000	4,003

New York State TSASC Inc. Revenue Bonds, Series 2002
5.000% due 07/15/2014	2,000	2,127

New York State Urban Development Corporations Revenue Bonds, Series 2002
5.500% due 01/01/2017	2,000	2,120

		40,654

NORTH CAROLINA 0.6%
North Carolina State General Obligation Notes, Series 2006
5.000% due 06/01/2015	1,750	1,906

OHIO 2.9%
Ohio State Air Quality Development Authority Revenue Bonds, Series 1995
5.000% due 11/01/2015	1,000	1,053

Ohio State General Obligation Bonds, Series 2003
5.000% due 03/15/2014	3,500	3,763

Ohio State Revenue Notes, (AMBAC Insured), Series 2004
5.000% due 08/01/2011	4,190	4,407

		9,223

OKLAHOMA 2.0%
Oklahoma City, Oklahoma General Obligation Bonds, Series 1999
5.000% due 07/01/2011	100	103

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Oklahoma State Development Finance Authority Revenue Bonds, Series 1999
5.625% due 08/15/2029	$5,900	$6,213

		6,316

OREGON 0.4%
Oregon State Facilities Authority Revenue Notes, Series 2005
5.000% due 10/01/2011	795	822
5.000% due 10/01/2012	435	452

		1,274

PUERTO RICO 3.9%
Commonwealth of Puerto Rico Highway & Transportation Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 07/01/2035	1,400	1,457

Commonwealth of Puerto Rico Highway & Transportation Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 07/01/2026	2,600	2,706

Commonwealth of Puerto Rico Government Development Bank Revenue Notes, Series 2006
5.000% due 12/01/2008	8,000	8,149

Puerto Rico Children’s Trust Fund Revenue Notes, Series 2000
5.750% due 07/01/2010	250	266

		12,578

TENNESSEE 1.6%
Nashville & Davidson Counties, Tennessee Health & Educational Facilities Revenue Bonds, Series 1977
6.100% due 07/01/2010	275	285

Tennessee State Energy Acquisition Corporations Revenue Notes, Series 2006
5.000% due 09/01/2015	4,600	4,925

		5,210

TEXAS 15.2%
Birdville, Texas Independent School District General Obligations Bonds, (PSF-GTD Insured), Series 2007
0.000% due 02/15/2023	3,510	1,675

Dallas, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2004
5.000% due 02/15/2012	2,450	2,592

Ennis, Texas Independent School District 903 General Obligation Bonds, (PSF-GTD Insured), Series 2006
0.000% due 08/15/2032	4,055	1,211

Fort Worth, Texas Water & Sewer Revenue Notes, (FSA Insured), Series 2003
5.000% due 02/15/2012	2,500	2,647

Houston, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2005
0.000% due 02/15/2015	16,000	11,628

Houston, Texas Water Conveyance System Certificates of Participation Bonds, (AMBAC Insured), Series 1993
6.125% due 12/15/2009	1,000	1,063
6.800% due 12/15/2011	3,000	3,385

Lower Colorado River Authority, Texas Revenue Bonds, (FSA Insured), Series 1999
6.000% due 05/15/2010	400	423

Lower Colorado River Authority, Texas Revenue Bonds, (MBIA Insured) Series 2006
4.750% due 05/15/2029	5,665	5,821

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Montgomery County, Texas General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 03/01/2029	$4,000	$4,157

Sabine River, Texas Pollution Control Authority Revenue Bonds, Series 2001
5.500% due 05/01/2022	1,000	1,021

San Antonio, Texas Electricity & Gas Revenue Bonds, Series 2005
3.550% due 12/01/2027	1,500	1,499

Southeast Texas State Hospital Financing Agency Revenue Bonds, Series 1979
7.500% due 12/01/2009	455	481

Texas State Municipal Power Agency Revenue Bonds, (AMBAC Insured), Series 1989
0.000% due 09/01/2008	1,200	1,139

University of Texas Revenue Notes, Series 2004
5.250% due 08/15/2013	9,355	10,148

		48,890

VIRGINIA 2.0%
Virginia State Public Building Authority Revenue Bonds, (MBIA Insured), Series 2004
5.250% due 08/01/2014	5,000	5,489

Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2005
5.250% due 06/01/2019	750	786

		6,275

WASHINGTON 8.0%
Everett, Washington Water & Sewer Revenue Notes, (MBIA Insured), Series 2003
4.500% due 07/01/2011	1,495	1,542

Pierce County, Washington School District No. 3 Puyallup General Obligation Notes, (FSA School Bond Insured), Series 2004
5.000% due 06/01/2011	5,990	6,290

Washington State Energy Northwest Revenue Notes, (AMBAC Insured), Series 2004
5.250% due 07/01/2009	2,250	2,327

Washington State Energy Northwest Revenue Notes, (MBIA Insured), Series 2003
5.500% due 07/01/2012	1,500	1,627

Washington State General Obligation Bonds, (AMBAC Insured), Series 2004
0.000% due 12/01/2019	2,960	1,730

Washington State General Obligation Bonds, Series 2001
5.000% due 01/01/2012	2,000	2,089

Washington State General Obligation Notes, (AMBAC Insured), Series 2004
0.000% due 12/01/2008	1,775	1,658

Washington State Tobacco Settlement Authority Revenue Notes, Series 2002
5.250% due 06/01/2010	8,245	8,515

		25,778

WEST VIRGINIA 0.0%
Kanawha County, West Virginia Residential Mortgage Revenue Bonds, (FGIC Insured), Series 1979
7.375% due 09/01/2010	90	96

WISCONSIN 9.5%
Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Notes, Series 2002
5.000% due 06/01/2008	2,240	2,266

28	PIMCO Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Milwaukee County, Wisconsin General Obligation Notes, (MBIA Insured), Series 2005
5.000% due 10/01/2013	$10,000	$10,715

Wisconsin State General Obligation Notes, (MBIA Insured), Series 2004
5.000% due 05/01/2012	3,000	3,183

Wisconsin State Housing & Economic Development Revenue Bonds, (MBIA Insured), Series 2003
5.350% due 11/01/2022	8,950	9,327

Wisconsin State Housing & Economic Development Revenue Notes, (MBIA Insured), Series 2002
4.500% due 05/01/2010	1,995	2,039
4.500% due 11/01/2010	2,070	2,123

Wisconsin State Petroleum Revenue Notes, (FSA Insured), Series 2004
5.000% due 07/01/2012	1,000	1,047

		30,700

Total Municipal Bonds & Notes (Cost $315,402)		315,216

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 0.9%

REPURCHASE AGREEMENTS 0.8%
State Street Bank and Trust Co.
4.900% due 04/02/2007	$2,590	$2,590

(Dated 03/30/2007. Collateralized by Federal Home Loan Bank 3.875% due 06/08/2007 valued at $2,644. Repurchase proceeds are $2,591.)

U.S. TREASURY BILLS 0.1%
4.964% due 05/31/2007 - 06/14/2007 (b)(d)	430	426

Total Short-Term Instruments (Cost $3,016)		3,016

Total Investments 98.9% (Cost $318,418)		$318,232

Other Assets and Liabilities (Net) 1.1%		3,498

Net Assets 100.0%		$321,730

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Security becomes interest bearing at a future date.
(d)	Securities with an aggregate market value of $426 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 10-Year Note June Futures	Short	06/2007	61	$2
U.S. Treasury 30-Year Bond June Futures	Short	06/2007	200	389

				$391

(e)	Swap agreements outstanding on March 31, 2007:

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/20/2017	$109,200	$2,486

See Accompanying Notes	Annual Report	March 31, 2007	29

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

California Intermediate Municipal Bond Fund
Class A
03/31/2007	$9.83	$0.36	$0.10	$0.46	$(0.36)	$0.00
03/31/2006(i)	9.96	0.35	(0.13)	0.22	(0.35)	0.00
03/31/2005(i)	10.22	0.38	(0.26)	0.12	(0.38)	0.00
03/31/2004	10.22	0.37	0.00	0.37	(0.37)	0.00
03/31/2003	10.16	0.40	0.12	0.52	(0.41)	(0.05)

California Short Duration Municipal Income Fund
Class A
08/31/2006 - 03/31/2007	$10.00	$0.15	$0.06	$0.21	$(0.17)	$0.00

High Yield Municipal Bond Fund
Class A
07/31/2006 - 03/31/2007	$10.00	$0.30	$0.65	$0.95	$(0.31)	$(0.01)
Class C
12/29/2006 - 03/31/2007	10.52	0.09	0.12	0.21	(0.10)	0.00

Municipal Bond Fund
Class A
03/31/2007	$10.18	$0.38	$0.13	$0.51	$(0.38)	$0.00
03/31/2006(i)	10.14	0.37	0.02	0.39	(0.35)	0.00
03/31/2005(i)	10.32	0.39	(0.19)	0.20	(0.38)	0.00
03/31/2004	10.18	0.38	0.13	0.51	(0.37)	0.00
03/31/2003	10.03	0.42	0.18	0.60	(0.42)	(0.03)
Class B
03/31/2007	10.18	0.30	0.14	0.44	(0.31)	0.00
03/31/2006(i)	10.14	0.30	0.02	0.32	(0.28)	0.00
03/31/2005(i)	10.32	0.31	(0.19)	0.12	(0.30)	0.00
03/31/2004	10.18	0.30	0.14	0.44	(0.30)	0.00
03/31/2003	10.03	0.34	0.19	0.53	(0.35)	(0.03)
Class C
03/31/2007	10.18	0.33	0.13	0.46	(0.33)	0.00
03/31/2006(i)	10.14	0.32	0.02	0.34	(0.30)	0.00
03/31/2005(i)	10.32	0.34	(0.19)	0.15	(0.33)	0.00
03/31/2004	10.18	0.32	0.14	0.46	(0.32)	0.00
03/31/2003	10.03	0.37	0.18	0.55	(0.37)	(0.03)

New York Municipal Bond Fund
Class A
03/31/2007	$10.76	$0.37	$0.14	$0.51	$(0.37)	$(0.02)
03/31/2006	10.77	0.33	0.00	0.33	(0.33)	(0.01)
03/31/2005	10.87	0.33	(0.10)	0.23	(0.33)	0.00
03/31/2004	10.68	0.32	0.21	0.53	(0.32)	(0.02)
03/31/2003	10.35	0.37	0.48	0.85	(0.40)	(0.12)

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) Effective January 1, 2003, the administrative expense was increased to 0.40%.

(c) Effective October 1, 2004, the administrative expense was reduced to 0.35%.

(d) Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.025% to 0.225%

(e) PIMCO and the Distributor have contractually agreed to waive 0.05% of the Fund’s administrative fee and distribution and/or service/12b-1 Fees.

(f) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 5.01%.

30	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.36)	$9.93	4.74%	$34,107	0.82	5%	0.82	5%	3.64%		59%
0.00	(0.35)	9.83	2.25	46,314	0.94	(d)	0.84	(d)	3.53		131
0.00	(0.38)	9.96	1.17	44,676	1.03	(c)	0.87	(c)	3.75		43
0.00	(0.37)	10.22	3.73	47,407	0.90		0.90		3.69		137
0.00	(0.46)	10.22	5.13	58,325	0.87	(b)	0.87	(b)	3.86		101

$0.00	$(0.17)	$10.04	2.11%	$2,470	0.70	%*(e)(f)	0.70	%*(e)(f)	2.52	%*	83%

$0.00	$(0.32)	$10.63	9.61%	$24,068	0.95	%*(g)	0.95	%*(g)	4.31	%*	94%

0.00	(0.10)	10.63	2.32%	2,496	1.70	*(h)	1.70	*(h)	3.50	*	94

$0.00	$(0.38)	$10.31	5.12%	$76,698	0.87	5%	0.82	5%	3.70%		76%
0.00	(0.35)	10.18	3.94	65,423	1.07	(d)	0.84	(d)	3.64		63
0.00	(0.38)	10.14	1.96	54,983	1.06	(c)	0.88	(c)	3.83		56
0.00	(0.37)	10.32	5.15	60,742	0.90		0.90		3.66		115
0.00	(0.45)	10.18	6.08	65,254	0.86	(b)	0.86	(b)	4.05		108

0.00	(0.31)	10.31	4.36	30,371	1.63	5	1.57	5	2.97		76
0.00	(0.28)	10.18	3.17	34,401	1.82	(d)	1.59	(d)	2.91		63
0.00	(0.30)	10.14	1.20	40,015	1.81	(c)	1.63	(c)	3.07		56
0.00	(0.30)	10.32	4.36	46,467	1.65		1.65		2.90		115
0.00	(0.38)	10.18	5.29	43,553	1.61	(b)	1.61	(b)	3.32		108

0.00	(0.33)	10.31	4.60	67,140	1.38	5	1.32	5	3.20		76
0.00	(0.30)	10.18	3.42	65,179	1.57	(d)	1.34	(d)	3.16		63
0.00	(0.33)	10.14	1.45	69,930	1.56	(c)	1.38	(c)	3.33		56
0.00	(0.32)	10.32	4.62	81,894	1.40		1.40		3.16		115
0.00	(0.40)	10.18	5.55	92,101	1.36	(b)	1.36	(b)	3.59		108

$0.00	$(0.39)	$10.88	4.81%	$19,184	0.85	5%	0.82	5%	3.43%		29%
0.00	(0.34)	10.76	3.08	17,856	0.84	(d)	0.84	(d)	3.02		48
0.00	(0.33)	10.77	2.14	16,135	0.87	(c)	0.87	(c)	3.04		42
0.00	(0.34)	10.87	5.04	16,328	0.90		0.90		2.96		147
0.00	(0.52)	10.68	8.36	11,739	0.88	(b)	0.88	(b)	3.49		227

(g) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.84%.

(h) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 3.49%.

(i) As restated. Refer to Note 11 in the Notes to Financial Statements for information regarding the restatement.

Annual Report	March 31, 2007	31

Financial Highlights  (Cont.)

Selected Per Share Data for the Year Ended:	Net Asset Value Beginning of Year	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Short Duration Municipal Income Fund
Class A
03/31/2007	$9.96	$0.31	$(0.01)	$0.30	$(0.31)	$0.00
03/31/2006(e)	9.95	0.31	0.01	0.32	(0.31)	0.00
03/31/2005	10.17	0.24	(0.22)	0.02	(0.24)	0.00
03/31/2004	10.16	0.17	0.01	0.18	(0.17)	0.00
03/31/2003	10.17	0.22	(0.01)	0.21	(0.22)	0.00
Class C
03/31/2007	9.96	0.29	(0.01)	0.28	(0.29)	0.00
03/31/2006(e)	9.95	0.28	0.01	0.29	(0.28)	0.00
03/31/2005	10.17	0.21	(0.22)	(0.01)	(0.21)	0.00
03/31/2004	10.16	0.14	0.01	0.15	(0.14)	0.00
03/31/2003	10.17	0.19	(0.01)	0.18	(0.19)	0.00

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) Effective January 1, 2003, the administrative expense was increased to 0.40%.

(c) Effective October 1, 2004, the administrative expense was reduced to 0.35%.

(d) PIMCO and the Distributor have contractually agreed to waive 0.05% of the Fund’s administrative fee and distribution and/or service/12b-1 Fees.

(e) As restated. Refer to Note 11 in the Notes to Financial Statements for information regarding the restatement.

32	PIMCO Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year	Total Return	Net Assets End of Year (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$(0.31)	$9.95	3.09%	$86,895	0.75	%(d)	0.70	%(d)	3.16%	71%
(0.31)	9.96	3.24	120,178	0.80	(d)	0.70	(d)	3.09	79
(0.24)	9.95	0.20	199,843	0.81	(c)(d)	0.81	(c)(d)	2.37	104
(0.17)	10.17	1.78	261,909	0.85		0.85		1.65	226
(0.22)	10.16	2.07	207,709	0.82	(b)	0.82	(b)	2.16	152

(0.29)	9.95	2.80	26,052	1.05	(d)	1.00	(d)	2.87	71
(0.28)	9.96	2.94	35,294	1.10	(d)	1.00	(d)	2.79	79
(0.21)	9.95	(0.10)	49,751	1.11	(c)(d)	1.11	(c)(d)	2.07	104
(0.14)	10.17	1.47	67,984	1.15		1.15		1.35	226
(0.19)	10.16	1.77	45,755	1.12	(b)	1.12	(b)	1.88	152

Annual Report	March 31, 2007	33

Statements of Assets and Liabilities	March 31, 2007

(Amounts in thousands, except per share amounts)	California Intermediate Municipal Bond Fund	California Short Duration Municipal Income Fund	High Yield Municipal Bond Fund	Municipal Bond Fund	New York Municipal Bond Fund	Short Duration Municipal Income Fund

Assets:
Investments, at value	$139,847	$4,136	$48,706	$468,892	$55,307	$318,232
Repurchase agreements, at value	0	0	0	0	6,823	0
Cash	0	0	1	54	0	7
Receivable for investments sold	0	0	970	0	0	0
Receivable for Fund shares sold	18	1,168	3,124	1,426	601	182
Interest and dividends receivable	1,608	26	427	5,972	642	3,820
Variation margin receivable	14	0	4	835	3	609
Manager reimbursement receivable	0	37	74	0	0	0
Unrealized appreciation on swap agreements	0	0	0	2,551	0	2,486
Other assets	1	0	0	23	0	0
	141,488	5,367	53,306	479,753	63,376	325,336

Liabilities:
Payable for investments purchased	$1,128	$0	$4,255	$25,427	$0	$620
Payable for floating rate notes issued	0	0	0	5,241	0	0
Payable for Fund shares redeemed	176	0	75	947	13	1,102
Dividends payable	47	1	49	334	29	164
Accrued investment advisory fee	28	1	11	87	12	59
Accrued administration fee	31	1	13	114	15	62
Accrued distribution fee	0	0	1	51	0	7
Accrued servicing fee	8	0	6	48	7	27
Variation margin payable	6	0	0	753	0	539
Swap premiums received	0	0	0	2,160	0	1,026
Other liabilities	0	0	0	535	0	0
	1,424	3	4,410	35,697	76	3,606

Net Assets	$140,064	$5,364	$48,896	$444,056	$63,300	$321,730

Net Assets Consist of:
Paid in capital	$141,075	$5,353	$48,410	$435,166	$62,825	$334,312
Undistributed (overdistributed) net investment income	292	0	1	450	(19)	(7)
Accumulated undistributed net realized gain (loss)	(5,209)	1	(2)	(7,595)	121	(15,266)
Net unrealized appreciation	3,906	10	487	16,035	373	2,691
	$140,064	$5,364	$48,896	$444,056	$63,300	$321,730

Net Assets:
Class A	$34,107	$2,470	$24,068	$76,698	$19,184	$86,895
Class B	0	0	0	30,371	0	0
Class C	0	0	2,496	67,140	0	26,052
Other Classes	105,957	2,894	22,332	269,847	44,116	208,783

Shares Issued and Outstanding:
Class A	3,434	246	2,264	7,437	1,763	8,737
Class B	0	0	0	2,945	0	0
Class C	0	0	235	6,510	0	2,619

Net Asset Value and Redemption Price* Per Share (Net Asset Per Share Outstanding)
Class A	$9.93	$10.04	$10.63	$10.31	$10.88	$9.95
Class B	NA	NA	NA	10.31	NA	NA
Class C	NA	NA	10.63	10.31	NA	9.95

Cost of Investments Owned	$136,033	$4,127	$48,243	$455,869	$54,951	$318,418
Cost of Repurchase Agreements Owned	$0	$0	$0	$0	$6,823	$0

* With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

34	PIMCO Funds	See Accompanying Notes

Statements of Operations

Year Ended March 31, 2007

(Amounts in thousands)	California Intermediate Municipal Bond Fund	California Short Duration Municipal Income Fund (1)	High Yield Municipal Bond Fund (2)	Municipal Bond Fund	New York Municipal Bond Fund	Short Duration Municipal Income Fund

Investment Income:
Interest	$6,350	$72	$550	$19,247	$1,870	$12,543
Miscellaneous income	0	0	1	29	0	6
Total Income	6,350	72	551	19,276	1,870	12,549

Expenses:
Investment advisory fees	320	4	31	944	97	643
Administration fees	369	3	33	1,240	128	711
Distribution fees - Class B	0	0	0	241	0	0
Distribution fees - Class C	0	0	2	333	0	91
Servicing fees - Class A	101	1	10	175	44	205
Servicing fees - Class B	0	0	0	80	0	0
Servicing fees - Class C	0	0	1	166	0	61
Distribution and/or servicing fees - Other Classes	11	0	2	109	20	75
Trustees’ fees	0	0	0	1	0	1
Organization cost	0	37	74	0	0	0
Interest expense	0	0	0	264	15	146
Miscellaneous expense	1	0	0	1	0	0
Total Expenses	802	45	153	3,554	304	1,933
Reimbursement by Manager	0	(37)	(74)	0	0	0
Net Expenses	802	8	79	3,554	304	1,933

Net Investment Income	5,548	64	472	15,722	1,566	10,616

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(193)	4	59	1,135	39	(910)
Net realized gain (loss) on futures contracts, options and swaps	(479)	(3)	(45)	1,088	111	(3,315)
Net change in unrealized appreciation on investments	2,120	9	463	3,814	283	2,839
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	136	1	24	(413)	9	769
Net Gain (Loss)	1,584	11	501	5,624	442	(617)

Net Increase in Net Assets Resulting from Operations	$7,132	$75	$973	$21,346	$2,008	$9,999

(1) Period from August 1, 2006 to March 31, 2007.

(2) Period from July 31, 2006 to March 31, 2007.

Annual Report	March 31, 2007	35

Statements of Changes in Net Assets

	California Intermediate Municipal bond Fund		California Short Duration Municipal Income Fund	High Yield Municipal Bond Fund

(Amounts in thousands)	Year Ended March 31, 2007	Year Ended March 31, 2006 As Restated (a)	Period from August 31, 2006 to March 31, 2007	Period from July 31, 2006 to March 31, 2007

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$5,548	$5,015	$64	$472
Net realized gain (loss)	(672)	(1,193)	1	14
Net change in unrealized appreciation (depreciation)	2,256	(659)	10	487
Net increase resulting from operations	7,132	3,163	75	973

Distributions to Shareholders:
From net investment income
Class A	(1,479)	(1,582)	(7)	(181)
Class B	0	0	0	0
Class C	0	0	0	(8)
Other Classes	(4,067)	(3,442)	(57)	(282)
From net realized capital gains
Class A	0	0	0	(7)
Other Classes	0	0	0	(9)

Total Distributions	(5,546)	(5,024)	(64)	(487)

Fund Share Transactions:
Receipts for shares sold
Class A	5,247	17,923	2,603	25,355
Class B	0	0	0	0
Class C	0	0	0	2,490
Other Classes	25,344	40,157	3,138	25,233
Issued as reinvestment of distributions
Class A	984	1,005	5	78
Class B	0	0	0	0
Class C	0	0	0	7
Other Classes	3,806	3,152	57	287
Cost of shares redeemed
Class A	(18,948)	(16,648)	(140)	(1,506)
Class B	0	0	0	0
Class C	0	0	0	0
Other Classes	(22,033)	(26,879)	(310)	(3,556)
Net increase (decrease) resulting from fund share transactions	(5,600)	18,710	5,353	48,388

Fund Redemption Fee	0	12	0	22

Total Increase (Decrease) in Net Assets	(4,014)	16,861	5,364	48,896

Net Assets:
Beginning of year or period	144,078	127,217	0	0
End of year or period*	$140,064	$144,078	$5,364	$48,896

*Including undistributed (overdistributed) net investment income of:	$292	$290	$0	$1

(a) Refer to Note 10 in the Notes to Financial Statements for information regarding the restatement.

36	PIMCO Funds	See Accompanying Notes

Municipal Bond Fund		New York Municipal Bond Fund		Short Duration Municipal Income Fund

Year Ended March 31, 2007	Year Ended March 31, 2006 As Restated (a)	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2007	Year Ended March 31, 2006 As Restated (a)

$15,722	$12,546	$1,566	$822	$10,616	$10,561
2,223	(2,717)	150	82	(4,225)	(2,711)
3,401	3,160	292	(172)	3,608	2,163
21,346	12,989	2,008	732	9,999	10,013

(2,630)	(2,163)	(607)	(522)	(3,239)	(4,650)
(970)	(1,022)	0	0	0	0
(2,162)	(2,004)	0	0	(874)	(1,151)
(10,129)	(6,728)	(971)	(300)	(6,501)	(4,762)

0	0	(25)	(19)	0	0
0	0	(53)	(10)	0	0

(15,891)	(11,917)	(1,656)	(851)	(10,614)	(10,563)

30,833	23,788	4,348	5,106	36,103	44,519
4,303	3,562	0	0	0	0
13,471	8,591	0	0	6,221	7,239
105,474	117,653	33,399	8,732	211,653	60,963

1,694	1,383	385	345	2,325	3,079
447	470	0	0	0	0
1,268	1,188	0	0	486	672
8,820	5,763	925	273	5,499	3,543

(22,104)	(14,932)	(3,600)	(3,689)	(71,624)	(126,846)
(9,200)	(9,839)	0	0	0	0
(13,623)	(14,848)	0	0	(15,927)	(22,306)
(83,702)	(47,143)	(3,571)	(2,048)	(142,639)	(81,311)
37,681	75,636	31,886	8,719	32,097	(110,448)

13	6	0	1	9	7

43,149	76,714	32,238	8,601	31,491	(110,991)

400,907	324,193	31,062	22,461	290,239	401,230
$444,056	$400,907	$63,300	$31,062	$321,730	$290,239

$450	$446	$(19)	$(7)	$(7)	$(10)

Annual Report	March 31, 2007	37

Notes to Financial Statements

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end management investment company. Information presented in these financial statements pertains to the A, B and C Classes (the “Retail Classes”) of six funds (the “Funds”) offered by the Trust. Certain detailed financial information for the Institutional, Administrative, D and R Classes (the “Other Classes”) is provided separately and are available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Security Valuation  Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Fund’s assets that are invested in one or more open end management investment companies, the Fund’s net asset value (“NAV”) will be calculated based upon the NAVs of such investments.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days of the Fund, the NAV of a Fund’s portfolio may change on days when shareholders will not be able to purchase or redeem Fund shares. The prices used by the Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related or asset-backed securities are recorded as components of interest income on the Statements of Operations.

(c) When-Issued Transactions  Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

38	PIMCO Funds

March 31, 2007

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Fund’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of each Fund are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(f) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(g) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(h) Inverse Floating Rate Transactions—Residual Interest Municipal Bonds (“RIBs”)/Residual Interest Tax Exempt Bonds (“RITEs”)  Certain Funds may invest in RIBs and RITEs (“Inverse Floaters”). Inverse Floaters are created via a master trust agreement between a broker-dealer, acting as trustor and liquidity provider, and an investment bank, acting as trustee and tender agent. The master trust agreement defines the terms for each trust series; with each series being established by the transfer of long-term, fixed-rate municipal bonds (“Fixed Rate Bonds”) to the trustee to be held and provide for the creation, execution and delivery of floater certificates (“Floating Rate Notes”) and Inverse Floaters. Floating Rate Notes are liquid notes that are issued with a short-term variable rate typically linked to the LIBOR, subject to limitations, for some duration. After interest income is paid on the Floating Rate Notes at current rates, the residual income from the Fixed Rate Bonds is paid to the Inverse Floaters. Inverse Floaters are issued with a coupon that fluctuates inversely with the Floating Rate Notes’ referenced rate, subject to certain limitations. Therefore, rising short-term rates result in lower income for the Inverse Floaters and vice versa.

Floating Rate Notes are generally remarketed to municipal money market funds. Inverse Floaters are acquired by either tax-exempt municipal bond funds or trusts, or other parties interested in potentially higher yielding tax-exempt securities. Inverse Floaters may also be acquired for the purpose of increasing leverage. Floating Rate Note holders typically have the option to tender their notes to the liquidity provider for redemption at par at each reset date. The Inverse Floater holders have the option to (i) require the Floating Rate Note holders to tender their notes at par, and (ii) require the liquidity provider to transfer the Fixed Rate Bonds to the Inverse Floater holders. The holders of Inverse Floaters bear substantially all of the downside investment risk associated with the underlying Fixed Rate Bonds, and also benefit from a disproportionate amount of the potential appreciation of the underlying Fixed Rate Bonds’ value. Inverse Floaters may be more volatile and less liquid than other municipal bonds of comparable maturity.

Inverse Floaters may be acquired with or without first transferring to the trustor the Fixed Rate Bonds that were utilized to create the trust series. Inverse Floaters acquired without a transfer of Fixed Rate Bonds are recognized as purchases of securities as outlined in Note 2(b). Statement of Financial Accounting Standards No. 140 – Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS No. 140”), governs the standards for accounting for securitizations and other transfers of financial assets. If there is a transfer of Fixed Rate Bonds and it meets sale criteria under FAS No. 140, a Fund records a sale of the Fixed Rate Bonds and a purchase of the Inverse Floaters. The cash received from the Inverse Floaters is then recorded as interest income in the Statement of Operations.

If the transfer of Fixed Rate Bonds does not meet sale criteria under FAS No. 140, a Fund accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bonds in its Schedule of Investments, and recording the Floating Rate Notes as a liability under the

Annual Report	March 31, 2007	39

Notes to Financial Statements  (Cont.)

caption “Payable for floating rate notes” in the Fund’s Statement of Assets and Liabilities. In a secured borrowing transaction, cash received from the Inverse Floaters is not recorded as interest income. Instead, a Fund records interest income related to the Fixed Rate Bonds and interest expense related to the Floating Rate Notes, the net of which is equal to the cash received from the Inverse Floaters acquired by the Fund. Thus, while a Fund’s reported total income, net expenses, and net expense ratio are generally higher for investments in Inverse Floaters acquired via a secured borrowing, the method of acquiring Inverse Floaters does not result in differences for reported cash flows, net asset value or total return.

(i) Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional investors. The Board of Trustees considers 144A securities to be liquid.

(j) Swap Agreements  Certain Funds may invest in swap agreements. Swap transactions are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. A Fund may enter into interest rate, total return, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, or (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Forward spread-lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. Were the U.S. Internal Revenue Service (“IRS”) to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by the Trust from such investments might be subject to U.S. excise or income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss on the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by the Funds are included as part of realized gain or loss on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(k) U.S. Government Agencies or Government-Sponsored Enterprises  Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

40	PIMCO Funds

March 31, 2007

(l) New Accounting Policies  In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation is effective for fiscal years beginning after December 15, 2006, with implementation for NAV calculation purposes for the Funds to be no later than September 28, 2007. In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the application of the Interpretation and Statement to the Funds and will provide additional information in relation to the Interpretation and Statement on the Funds’ semiannual financial statements for the period ending September 30, 2007.

3.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate as noted in the following table.

(b) Administration Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory and Administration Fees for all classes are charged at an annual rate as noted in the following table.

	Investment Advisory Fee	Administration Fee

Fund Name	All Classes	Instututional Class	Administrative Class	A, B and C Classes		Class D		Class R
California Intermediate Municipal Bond Fund	0.225%	0.22%	0.22%	0.35%		0.35%		N/A
California Short Duration Municipal Income Fund	0.20%	0.15%	N/A	0.35%		0.35%		N/A
High Yield Municipal Bond Fund	0.30%	0.25%	N/A	0.40%		0.40%		N/A
Municipal Bond Fund	0.225%	0.24%	0.24%	0.35%		0.35%		N/A
New York Municipal Bond Fund	0.225%	0.22%	N/A	0.35%		0.35%		N/A
Short Duration Municipal Income Fund	0.20%	0.15%	0.15%	0.35%	(1)	0.35%	(2)	N/A

(1) Effective December 22, 2004, PIMCO has contractually agreed (ending March 31, 2007) to waive 0.05% of the administrative fees.

(2) Effective December 22, 2004, PIMCO has contractually agreed (ending March 31, 2007) to waive 0.10% of the administrative fees.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of March 31, 2007.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee

Class A
All Funds	—	0.25%
Class B
All Funds	0.75%	0.25%
Class C
Municipal Bond Fund	0.50%	0.25%
Short Duration Municipal Income Fund	0.30%	0.25%
All other Funds	0.75%	0.25%
Class D
All Funds	—	0.25%
Class R
All Funds	N/A	N/A

Annual Report	March 31, 2007	41

Notes to Financial Statements  (Cont.)

AGID has contractually agreed (ending March 31, 2007) to waive 0.05% of the following Fund’s distribution and servicing (12b-1) fees:

Fund Name	Classes
California Short Duration Municipal Income Fund	A
Short Duration Municipal Income Fund	A and C

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2007, AGID received $214,750 representing commissions (sales charges) and contingent deferred sales charges.

(d) Redemption Fees  Shareholders of each Fund will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged (based the on total redemption proceeds after any applicable deferred sales charges) within 7 days or 30 days (depending on the Fund), after their acquisition (by purchase or exchange).

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the California Short Duration Municipal Income and High Yield Municipal Bond Funds’ administrative fees, to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

Fund Name	Inst’l Class	Admin Class	Class A	Class B	Class C	Class D
California Short Duration Municipal Income Fund	0.35%	—	0.70%	—	—	0.70%
High Yield Municipal Bond Fund	0.55%	—	0.95%	—	1.70%	0.95%

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived and may still be reimbursed by the Administrator, to the extent the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation. The recoverable amounts to the Administrator at March 31, 2007 were as follows (amounts in thousands):

Fund Name	Recoverable Amounts
California Short Duration Municipal Income Fund	$37
High Yield Municipal Bond Fund	74

During the period covered by this report, each unaffiliated Trustee received an annual retainer of $80,000, plus $5,000 for each Board of Trustees quarterly meeting attended, $500 for each committee meeting attended and $1,000 for each special Board of Trustees meeting attended, plus reimbursement of related expenses. In addition, the audit committee chair received an additional annual retainer of $7,500 and each other committee chair received an additional annual retainer of $1,500.

Effective April 1, 2007, each unaffiliated Trustee will receive an annual retainer of $100,000, plus $9,500 for each Board of Trustees quarterly meeting attended, $750 ($1,000 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each special Board of Trustees meeting attended, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $15,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Fund of the Trust (excluding the All Asset and All Asset All Authority Funds, which do not bear such expenses) according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 3.

42	PIMCO Funds

March 31, 2007

5.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

6.  PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2007, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
California Intermediate Municipal Bond Fund	$0	$0	$86,366	$91,151
California Short Duration Municipal Income Fund	0	0	6,338	2,295
High Yield Municipal Bond Fund	0	0	59,287	13,612
Municipal Bond Fund	29,307	29,598	347,613	288,682
New York Municipal Bond Fund	0	0	36,485	11,672
Short Duration Municipal Bond Fund	0	29,121	243,634	190,517

7.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except for number of contracts):

	California Intermediate Municipal Bond Fund		Municipal Bond Fund		New York Municipal Bond Fund		Short Duration Municipal Income Fund
	# of Contracts	Premium	# of Contracts	Premium	# of Contracts	Premium	# of Contracts	Premium
Balance at 03/31/2006	270	$77	1,022	$262	110	$28	406	$105
Sales	460	131	1,964	328	229	38	574	115
Closing Buys	(370)	(51)	(1,637)	(288)	(205)	(32)	(687)	(155)
Expirations	(140)	(80)	(1,349)	(302)	(20)	(8)	(205)	(49)
Exercised	(220)	(77)	0	0	(114)	(26)	(88)	(16)
Balance at 03/31/2007	0	$0	0	$0	0	$0	0	$0

Annual Report	March 31, 2007	43

Notes to Financial Statements  (Cont.)

8.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	California Intermediate Municipal Bond Fund				California Short Duration Municipal Income Fund		High Yield Municipal Bond Fund		Municipal Bond Fund
	Year Ended 03/31/2007		Year Ended 03/31/2006		Period from 08/31/2006 to 03/31/2007		Period from 07/31/2006 to 03/31/2007		Year Ended 03/31/2007		Year Ended 03/31/2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	530	$5,247	1,805	$17,923	260	$2,603	2,398	$25,355	3,003	$30,833	2,330	$23,788
Class B	0	0	0	0	0	0	0	0	420	4,303	349	3,562
Class C	0	0	0	0	0	0	234	2,490	1,312	13,471	842	8,591
Other Classes	2,562	25,344	4,052	40,157	314	3,138	2,411	25,233	10,269	105,474	11,513	117,653

Issued as reinvestment of distributions
Class A	100	984	101	1,005	0	5	7	78	165	1,694	135	1,383
Class B	0	0	0	0	0	0	0	0	43	447	46	470
Class C	0	0	0	0	0	0	1	7	123	1,268	116	1,188
Other Classes	385	3,806	317	3,152	6	57	27	287	858	8,820	564	5,763

Cost of shares redeemed
Class A	(1,907)	(18,948)	(1,679)	(16,648)	(14)	(140)	(141)	(1,506)	(2,157)	(22,104)	(1,462)	(14,932)
Class B	0	0	0	0	0	0	0	0	(897)	(9,200)	(963)	(9,839)
Class C	0	0	0	0	0	0	0	0	(1,327)	(13,623)	(1,454)	(14,848)
Other Classes	(2,224)	(22,033)	(2,709)	(26,879)	(31)	(310)	(338)	(3,556)	(8,131)	(83,702)	(4,616)	(47,143)
Net increase (decrease) resulting from Fund share transactions	(554)	$(5,600)	1,887	$18,710	535	$5,353	4,599	$48,388	3,681	$37,681	7,400	$75,636

	New York Municipal Bond Fund				Short Duration Municipal Income Fund
	Year Ended 03/31/2007		Year Ended 03/31/2006		Year Ended 03/31/2007		Year Ended 03/31/2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	400	$4,348	471	$5,106	3,620	$36,103	4,491	$44,519
Class B	0	0	0	0	0	0	0	0
Class C	0	0	0	0	623	6,221	731	7,239
Other Classes	3,070	33,399	804	8,732	21,227	211,653	6,157	60,963

Issued as reinvestment of distributions
Class A	35	385	32	345	233	2,325	311	3,079
Class B	0	0	0	0	0	0	0	0
Class C	0	0	0	0	49	486	68	672
Other Classes	85	925	25	273	552	5,499	358	3,543

Cost of shares redeemed
Class A	(332)	(3,600)	(341)	(3,689)	(7,184)	(71,624)	(12,809)	(126,846)
Class B	0	0	0	0	0	0	0	0
Class C	0	0	0	0	(1,597)	(15,927)	(2,253)	(22,306)
Other Classes	(328)	(3,571)	(189)	(2,048)	(14,320)	(142,639)	(8,214)	(81,311)
Net increase (decrease) resulting from Fund share transactions	2,930	$31,886	802	$8,719	3,203	$32,097	(11,160)	$(110,448)

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (PIMCO’s parent company), AGID, and certain of their affiliates, including the Trust (another series of the funds managed by PIMCO), the Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series (another series of funds managed by affiliates of PIMCO)), certain Trustees of the Trust (in their capacity as Trustees of the PIMCO Funds or the Allianz Funds) and certain employees of PIMCO, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the Trust and the Allianz Funds during specified periods, or as derivative actions on behalf of the Trust and the Allianz Funds.

44	PIMCO Funds

March 31, 2007

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the Allianz Funds and funds of the Trust and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain PIMCO Funds Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the Trust or on behalf of the Trust itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the Trust’s motion to dismiss claims asserted against it in a consolidated amended complaint where the Trust was named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the Allianz Funds and funds of the Trust, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005 the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and the Trust has been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint is without merit and intends to vigorously defend itself.

In April 2006, certain funds of the Trust were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain funds of the Trust are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain funds of the Trust—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

The foregoing speaks only as of the date of this report. It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences to the Fund. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Fund or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Fund.

10.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of March 31, 2007, the components of distributable taxable earnings are as follows (amounts in thousands):

	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(1)	Other Book-to-Tax Accounting Differences(2)	Accumulated Capital Losses(3)	Post-October Deferrals(4)
California Intermediate Municipal Bond Fund	$338	$0	$0	$3,814	$(47)	$(4,786)	$(330)
California Short Duration Municipal Income Fund	3	0	0	8	0	0	0
High Yield Municipal Bond Fund	50	26	0	463	(49)	0	(4)
Municipal Bond Fund	850	0	0	15,319	(334)	(6,945)	0
New York Municipal Bond Fund	9	99	39	356	(28)	0	0
Short Duration Municipal Income Fund	156	0	0	2,301	(164)	(9,654)	(5,221)

(1) Adjusted for open wash sale loss deferrals and accelerated recognition of unrealized gain on certain futures and options for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain/loss on swap contracts.

(2) Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for straddle loss deferrals and distributions payable at fiscal year-end.

(3) Capital losses available to offset future net capital gains expire in varying amounts in the years shown below.

(4) Capital losses realized during the period November 1, 2006 through March 31, 2007 which the Fund elected to defer to the following taxable year pursuant to federal income tax regulations.

Annual Report	March 31, 2007	45

Notes to Financial Statements  (Cont.)

As of March 31, 2007, the Funds had accumulated capital losses expiring in the following years (amounts in thousands). The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

	Expiration of Accumulated Capital Losses

	2011	2012	2013	2014	2015
California Intermediate Municipal Bond Fund	$2	$1,828	$1,547	$1,179	$230
Municipal Bond Fund	4,776	419	570	1,180	0
Short Duration Municipal Income Fund	0	3,778	4,137	1,739	0

As of March 31, 2007, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(5)
California Intermediate Municipal Bond Fund	$136,033	$3,957	$(143)	$3,814
California Short Duration Municipal Income Fund	4,127	10	(1)	9
High Yield Municipal Bond Fund	48,244	531	(69)	462
Municipal Bond Fund	455,822	14,769	(1,699)	13,070
New York Municipal Bond Fund	61,774	650	(294)	356
Short Duration Municipal Income Fund	318,418	2,396	(2,582)	(186)

(5) Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals.

For the fiscal years ended March 31, 2007 and March 31, 2006, respectively, the Funds made the following tax basis distributions (amounts in thousands):

	March 31, 2007			March 31, 2006

	Tax-Exempt Income Distributions	Ordinary Income Distributions(6)	Long-Term Capital Gain Distributions	Tax-Exempt Income Distributions	Ordinary Income Distributions(6)	Long-Term Capital Gain Distributions
California Intermediate Municipal Bond Fund	$5,337	$209	$0	$4,902	$122	$0
California Short Duration Municipal Income Fund	64	0	0	N/A	N/A	N/A
High Yield Municipal Bond Fund	416	71	0	N/A	N/A	N/A
Municipal Bond Fund	15,074	817	0	11,629	288	0
New York Municipal Bond Fund	1,393	225	38	770	76	5
Short Duration Municipal Income Fund	9,787	827	0	9,915	648	0

(6) Includes short-term capital gains, if any, distributed.

46	PIMCO Funds

March 31, 2007

11. RESTATEMENT INFORMATION

Prior to the issuance of the March 31, 2007 financial statements, it was determined that the criteria for sale accounting in Statement of Financial Accounting Standards No. 140 had not been met for certain transfers of municipal bonds and should have been accounted for as secured borrowings rather than as sales for certain funds. The funds and fiscal years materially impacted were as follows:

PIMCO California Intermediate Municipal Bond Fund	March 31, 2006 and 2005
PIMCO Municipal Bond Fund	March 31, 2006 and 2005
PIMCO Short Duration Municipal Income Fund	March 31, 2006

Accordingly, the PIMCO Municipal Bond Fund and PIMCO California Intermediate Municipal Bond Fund have restated the Financial Highlights for the years ending March 31, 2006 and 2005, the PIMCO Short Duration Municipal Income Fund has restated its Financial Highlights for the year ended March 31, 2006 and each fund has restated the Statement of Changes in Net Assets for the year ended March 31, 2006. These restatements give effect to recording the transfers of the municipal bonds as secured borrowings, including recording interest on the bonds as interest income and interest on the secured borrowings as interest expense in the Statement of Operations.

PIMCO California Intermediate Municipal Bond Fund

Financial Highlights:

	Class A
	Year Ended 03/31/2006		Year Ended 03/31/2005
	Previously Reported	Restated	Previously Reported	Restated
Ratio of Net Expenses to Average Net Assets:	0.84%	0.94%	0.87%	1.03%
Portfolio Turnover:	142%	131%	59%	43%

Statement of Changes in Net Assets:

	Year Ended 03/31/2006
	Previously Reported	Restated
Net Investment Income:	$5,015	$5,015
Net Realized Gains (Losses):	(1,193)	(1,193)
Net Change in Unrealized Appreciation (Depreciation)	(659)	(659)

PIMCO Municipal Bond Fund

Financial Highlights:

	Class A				Class B				Class C
	Year Ended 03/31/2006		Year Ended 03/31/2005		Year Ended 03/31/2006		Year Ended 03/31/2005		Year Ended 03/31/2006		Year Ended 03/31/2005
	Previously Reported	Restated	Previously Reported	Restated	Previously Reported	Restated	Previously Reported	Restated	Previously Reported	Restated	Previously Reported	Restated
Ratio of Net Expenses to Average Net Assets:	0.84%	1.07%	0.88%	1.06%	1.59%	1.82%	1.63%	1.81%	1.34%	1.57%	1.38%	1.56%
Portfolio Turnover:	74%	63%	64%	56%	74%	63%	64%	56%	74%	63%	64%	56%

Annual Report	March 31, 2007	47

Notes to Financial Statements  (Cont.)

Statement of Changes in Net Assets:

	Year Ended 03/31/2006
	Previously Reported	Restated
Net Investment Income:	$12,515	$12,546
Net Realized Gains (Losses):	(2,774)	(2,717)
Net Change in Unrealized Appreciation (Depreciation)	3,248	3,160

PIMCO Short Duration Municipal Income Fund

Financial Highlights:

	Class A		Class C
	Year Ended 03/31/2006		Year Ended 03/31/2006
	Previously Reported	Restated	Previously Reported	Restated
Ratio of Net Expenses to Average Net Assets:	0.70%	0.80%	1.00%	1.10%
Portfolio Turnover:	83%	79%	83%	79%

Statement of Changes in Net Assets:

	Year Ended 03/31/2006
	Previously Reported	Restated
Net Investment Income:	$10,561	$10,561
Net Realized Gains (Losses):	(3,067)	(2,711)
Net Change in Unrealized Appreciation (Depreciation)	2,519	2,163

While the relevant Statements of Assets and Liabilities as of March 31, 2006 and 2005 (not presented herein) have not been reissued to give effect to the restatement, the principal effects of the restatement would be to increase investments and payable for floating rate notes issued by corresponding amounts at each year, with no effect on previously reported net assets. The relevant Statements of Operations for the years ended March 31, 2006 and 2005 (not presented herein) have not been reissued to give effect to the restatement, but the principal effects of the restatement would be to increase interest income and interest expense and fees by corresponding amounts each year, with no effect on the previously reported net increase in net assets resulting from operations.

48	PIMCO Funds

Report of Independent Registered Public Accounting Firm

To the Trustees and Class A, Class B, and Class C Shareholders of the PIMCO Funds

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights for the Class A, Class B and Class C shares present fairly, in all material respects, the financial position of the California Intermediate Municipal Bond Fund, California Short Duration Municipal Income Fund, High Yield Municipal Bond Fund, Municipal Bond Fund, New York Municipal Bond Fund, and Short Duration Municipal Income Fund, six of the sixty-two Funds constituting the PIMCO Funds, (hereafter referred to as the “Funds”) at March 31, 2007, the results of each of their operations for the period or year then ended, the changes in each of their net assets and the financial highlights of the Funds for the Class A, Class B, and Class C shares for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2007 by correspondence with the custodian and counterparties, provide a reasonable basis for our opinion.

As discussed in Note 11, the accompanying financial statements have been restated.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 24, 2007

Annual Report	March 31, 2007	49

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Trust’s fiscal year end (March 31, 2007) regarding the status of dividend received deduction, qualified dividend income, qualified interest income, and qualified short-term capital gain.

Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only).  Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2007 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Qualified Short-Term Capital Gain (000s)
New York Municipal Bond Fund	$42
High Yield Municipal Bond Fund	16

Exempt Interest Dividends. For the benefit of shareholders of the California Intermediate Municipal Bond, California Short Duration Municipal Income, High Yield Municipal Bond, Municipal Bond, New York Municipal Bond, Short Duration Municipal Income Funds, this is to inform you that for the fiscal year ended March 31, 2007, 96.23%, 93.04%, 88.36%, 94.86%, 88.34%, and 92.21%, respectively, of the dividends paid by the Funds during its fiscal year qualify as exempt-interest dividends. For the year ended March 31, 2006, 99.57%, N/A, N/A, 100.00%, 92.08%, and 93.87% respectively, of the dividends paid by the Funds during its fiscal year qualify as exempt-interest dividends.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2008, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2007.

50	PIMCO Funds

Management of the Trust	(Unaudited)

The chart below identifies the Trustees and Officers of the Trust. Each “interested” Trustee as defined by the 1940 Act, is indicated by an asterisk (*). Unless otherwise indicated, the address of all persons below is 840 Newport Center Drive, Newport Beach, CA 92660.

The Funds’ Statement of Additional Information includes more information about the Trustees. To request a free copy, call PIMCO at 1-800-927-4648.

Trustees of the Trust

Name, Age and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Interested Trustees

Brent R. Harris* (47) Chairman of the Board and Trustee	02/1992 to Present	Managing Director and member of Executive Committee, PIMCO.	93	Chairman and Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Chairman and Trustee, PIMCO Variable Insurance Trust; Director and Vice President, StocksPLUS® Management Inc.; and member of Board of Governors and Executive Committee, Investment Company Institute.

R. Wesley Burns* (47) Trustee	11/1997 to Present	Consulting Managing Director, PIMCO. Formerly, Managing Director, PIMCO.	94	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; Chairman and Director, PIMCO Strategic Global Government Fund, Inc.; and Director PS Business Parks, Inc. (a Real Estate Investment Trust).

Independent Trustees

Marilyn A. Alexander (55) Trustee	10/2006 to Present	Independent Consultant, Alexander & Friedman, LLC (a consulting service for corporate/not-for-profit executives). Formerly, Senior Vice President and Chief Financial Officer of the Disneyland Resort, Walt Disney Company (an entertainment conglomerate).	93	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; Director, New Century Financial Corporation (mortgage banking); and Director, Breast Health Awareness Foundation. Formerly, Director, Equity Office Properties (a Real Estate Investment Trust).

E. Philip Cannon (66) Trustee	05/2000 to Present	Proprietor, Cannon & Company (an investment firm). Formerly, President, Houston Zoo (until 2005).	93	Director, PIMCO Commercial Mortgage Securities Trust, Inc. and Trustee, PIMCO Variable Insurance Trust. Formerly, Trustee, Allianz Funds (formerly, PIMCO Funds: Multi-Manager Series).

Vern O. Curtis (72) Trustee	02/1995 to Present	Private Investor.	93	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; and Director, PS Business Parks, Inc. (a Real Estate Investment Trust).

J. Michael Hagan (67) Trustee	05/2000 to Present	Private Investor and Business Adviser (primarily for manufacturing companies).	93	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; Director, Ameron International (manufacturing); and Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles). Formerly, Director, Remedy Temp (staffing).

William J. Popejoy (69) Trustee	07/1993 to 02/1995 and 08/1995 to Present	Private Investor.	93	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; and Trustee, PIMCO Variable Insurance Trust. Formerly, Director, New Century Financial Corporation (mortgage banking).

* Each of Mr. Harris and Mr. Burns is an “interested person” of the Trust (as the term is defined in the 1940 Act) because of his affiliations with PIMCO.

** Trustees serve until their successors are duly elected and qualified.

Annual Report	March 31, 2007	51

Management of the Trust (Cont.)	(Unaudited)

Executive Officers

Name, Age and Position Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past 5 Years

Ernest L. Schmider (49) President	05/2005 to Present	Managing Director, PIMCO.

David C. Flattum (42) Chief Legal Officer	11/2006 to Present	Executive Vice President and General Counsel, PIMCO. Formerly, Managing Director, Chief Operating Officer and General Counsel, Allianz Global Investors of America L.P. and Partner at Latham and Watkins LLP.

Jennifer E. Durham (36) Chief Compliance Officer	07/2004 to Present	Senior Vice President, PIMCO. Formerly, Vice President and Legal/Compliance Manager, PIMCO.

William H. Gross (63) Senior Vice President	04/1987 to Present	Managing Director and Chief Investment Officer, PIMCO.

Jeffrey M. Sargent (44) Senior Vice President	02/1993 to Present (since 02/1999 as Senior Vice President)	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

William S. Thompson, Jr. (61) Senior Vice President	11/1993 to Present (since 02/2003 as Senior Vice President)	Chief Executive Officer and Managing Director, PIMCO.

J. Stephen King, Jr. (44) Vice President - Senior Counsel	05/2005 to Present	Senior Vice President and Attorney, PIMCO. Formerly, Vice President, PIMCO; and Associate, Dechert LLP.

Henrik P. Larsen (37) Vice President	02/1999 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Michael J. Willemsen (47) Vice President	11/1988 to Present (since 02/2002 as Vice President)	Vice President, PIMCO.

Garlin G. Flynn (61) Secretary	08/1995 to Present	Senior Paralegal, PIMCO. Formerly, Paralegal and Specialist, PIMCO.

John P. Hardaway (49) Treasurer	08/1990 to Present	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

Erik C. Brown (39) Assistant Treasurer	02/2001 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Stacie D. Anctil (37) Assistant Treasurer	11/2003 to Present	Vice President, PIMCO. Formerly, Specialist, PIMCO.

*** The Officers of the Trust are re-appointed annually by the Board of Trustees.

52	PIMCO Funds

PIMCO Funds

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

2187 Atlantic Street

Stamford, CT 06902

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent

PFPC, Inc.

P.O. Box 9688

Providence, RI 02940

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, MO 64105

For Account Information

For PIMCO Funds account information contact your financial advisor, or if you receive account statements information directly from Allianz Global Investors, you can also call 1-800-426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our website, www.allianzinvestors.com.

Allianz Global Investors is one of the world’s largest asset management companies, with over $1 trillion under management. Our investment solutions—including the PIMCO Funds and Allianz Funds, separately managed accounts and closed-end funds—offer access to a premier group of institutional investment firms, carefully assembled by Allianz to represent a broad spectrum of asset classes and investment styles.

■ PIMCO	■ Cadence Capital Management	■ Nicholas-Applegate

■ NFJ Investment Group	■ RCM	■ Oppenheimer Capital

www.allianzinvestors.com

Investors should consider the investment objectives, risks, charges and expenses of any mutual fund carefully before investing. This and other information is contained in the fund’s prospectus, which may be obtained by contacting your financial advisor. Please read the prospectus carefully before you invest or send money.

Assets under management as of 3/31/07. Allianz Global Investors Fund Management LLC serves as the Closed-End Funds’ investment manager, and the sub-advisors are Pacific Investment Management Company LLC (PIMCO), Oppenheimer Capital LLC (OPCAP), Nicholas Applegate Capital Management LLC (NACM) and NFJ Investment Group L.P. (NFJ). Managed accounts are available through Allianz Global Investors Managed Accounts LLC, 1345 Avenue of the Americas, New York, NY 10105-4800. The funds are distributed by Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902 © 2007. For information about any product, contact your financial advisor.         AZ002AR_17290

PIMCO Funds

Annual Report

MARCH 31, 2007

Municipal Bond Funds

Share Class

NATIONAL SHORT DURATION

PIMCO Short Duration Municipal Income Fund

NATIONAL

PIMCO Municipal Bond Fund

PIMCO High Yield Municipal Bond Fund

STATE-SPECIFIC

PIMCO California Short Duration Municipal Income Fund

PIMCO California Intermediate Municipal Bond Fund

PIMCO New York Municipal Bond Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of each Fund carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

		Page

Chairman’s Letter		3
Important Information About the Funds		4
Benchmark Descriptions		12
Financial Highlights		30
Statements of Assets and Liabilities		32
Statements of Operations		33
Statements of Changes in Net Assets		34
Notes to Financial Statements		36
Report of Independent Registered Public Accounting Firm		46
Federal Income Tax Information		47
Management of the Trust		48

FUND	Fund Summary	Schedule of Investments

California Intermediate Municipal Bond Fund	6	13
California Short Duration Municipal Income Fund	7	16
High Yield Municipal Bond Fund	8	17
Municipal Bond Fund	9	20
New York Municipal Bond Fund	10	25
Short Duration Municipal Income Fund	11	27

2	PIMCO Funds

Chairman’s Letter

Dear PIMCO Funds Shareholder:

It is our pleasure to present to you the annual report for the PIMCO Municipal Bond Funds covering the twelve-month period ended March 31, 2007. At the end of the period, net assets for the overall PIMCO Funds family stood at over $213 billion.

Also worthy of note, on May 15, 2007, PIMCO was pleased to announce to clients the commencement of a special consulting arrangement with Dr. Alan Greenspan to participate in our strategy reviews at our Newport Beach headquarters. This engagement provides PIMCO with unique access and insight from the former Fed Chairman whose perspective on financial markets, global economic trends, and investor behavior is truly special.

Highlights of the bond markets during the twelve-month period include:

•

After raising interest rates twice in the first quarter of the reporting period, signs of economic softness in the second quarter prompted the Federal Reserve to pause and leave the Federal Funds Rate at 5.25% following a series of seventeen consecutive interest rate hikes that began in mid-2004. The Federal Reserve did not raise or lower the Federal Funds Rate throughout the remainder of the reporting period, despite continued weakness in the U.S. housing market, the collapse of the subprime mortgage sector and concern that inflation may not moderate as expected.

•

Bonds generally gained during the period despite a difficult environment in the first quarter as interest rates across the U.S. Treasury yield curve fell in response to signs of economic and market weakness. The yield on the benchmark ten-year Treasury decreased by 0.20% to end the period at 4.64%. The Lehman Brothers Aggregate Bond Index, a widely used index comprised of Treasury, investment-grade corporate and mortgage-backed securities, returned 6.59% for the period.

•	Municipal bonds performed well during the period and benefited from a favorable balance of supply and demand. The Lehman Brothers General Municipal Bond Index returned 5.43% for the period.

On the following pages, please find specific details as to each Fund’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your financial advisor, or call Allianz Global Investors at 1-800-426-0107. We also invite you to visit www.allianzinvestors.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

May 21, 2007

Annual Report	March 31, 2007	3

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks as described in each Fund’s prospectus. Some of these risks may include, but are not limited to, the following: interest risk, credit risk, high-yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage risk, issuer non-diversification risk, leveraging risk, management risk, California state-specific risk and New York state-specific risk. A complete description of these risks is contained in the Funds’ prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. A non-diversified fund may have additional risk and volatility compared to a diversified fund. Shareholders of a municipal bond fund will, at times, incur a tax liability, as income from these funds may be subject to state and local taxes and, where applicable, the alternative minimum tax. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

The inception date on each Fund’s performance page is the inception date of the Fund’s oldest share class. The oldest share class for the following Funds is the Institutional share class, and the D shares where available (were first offered in (month/year): PIMCO Municipal Bond (4/98), PIMCO California Intermediate Municipal Bond (1/00), PIMCO New York Municipal Bond (1/00), and PIMCO Short Duration Municipal Income (1/00). Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the actual share class. Those returns are calculated by adjusting the returns of the oldest share class to reflect the indicated share class’s different charges and expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Cumulative Returns charts assume the initial investment was made at the beginning of the first full month following the class’ inception. Results assume that all dividends and capital gain distributions were reinvested. They do not take into account the effect of taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Each of the various Lipper Averages, which are calculated by Lipper, Inc., a Reuters Company, represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account sales charges.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Allianz Global Investors Distributors’ website at www.allianzinvestors.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

4	PIMCO Funds

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 10/01/06 to 03/31/07.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Accounts with a balance of $2,500 or less may be charged an additional fee at an annual rate of $16.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as an increase in expenses that are not covered by the advisory and administrative fees such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

Annual Report	March 31, 2007	5

PIMCO California Intermediate Municipal Bond Fund	Class D:	PCIDX

Portfolio Insights

•

The Fund seeks high current income exempt from federal and California income tax with capital appreciation as a secondary objective, by investing, under normal circumstances, at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax.

•	The Fund’s average credit quality was A+ at the end of the one-year period versus the benchmark’s average of AAA/AA1.

•

Municipals underperformed Treasuries and the taxable debt sector; the Lehman Brothers General Municipal Bond Index returned 5.43%, while the Lehman Brothers Aggregate and the Lehman Brothers Treasury Indices returned 6.59% and 5.87%, respectively.

•

The Fund’s effective duration was managed above that of its benchmark throughout the period, which was positive for performance, as municipal yields declined across all maturities, except for bonds maturing in two years and shorter.

•

The Fund’s Class D SEC yield after fees at March 30, 2007 was 3.25%. The yield was 5.51% on a fully tax adjusted basis assuming a federal tax rate of 35.0% and an effective CA state tax rate of 6.05%, or 3.65% assuming a federal tax rate of 10.0% and an effective CA state tax rate of 1.0%. An investor’s tax adjusted yield may differ depending on such investor’s tax bracket.

•	Exposure to tobacco securitized municipals helped performance as the sector rallied due to increased demand for higher yielding municipal debt.

•	California municipal bonds outperformed the broader national market for the period.

•	Exposure to zero coupon municipal bonds benefited performance as they outperformed the municipal index.

•	An overweight to the lease revenue sector hindered performance as this sector underperformed for the year.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	5 Years	Fund Inception (08/31/99)
PIMCO California Intermediate Municipal Bond Fund Class D	4.74%	3.42%	4.46%
Lehman Brothers California Intermediate Municipal Bond Index	4.90%	4.82%	5.17%
Lipper California Intermediate Municipal Debt Fund Average	4.23%	3.83%	4.55%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio is 0.825%. Expense ratio information is as of the Fund’s current prospectus dated 07/31/06, as supplemented to date.

Cumulative Returns Through March 31, 2007

Allocation Breakdown*

California	78.8%
Puerto Rico	10.3%
Virgin Islands	5.7%
Short-Term Instruments	1.0%
Other	4.2%

*	% of Total Investments as of 03/31/2007

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,016.46	$1,020.82
Expenses Paid During Period†	$4.15	$4.16

† Expenses are equal to the net annualized expense ratio of 0.825% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

6	PIMCO Funds

PIMCO California Short Duration Municipal Income Fund	Class D:	PCDDX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing, under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal and California income tax.

•

Municipals underperformed Treasuries and the taxable debt sector; the Lehman Brothers General Municipal Bond Index returned 5.43%, while the Lehman Brothers Aggregate and the Lehman Brothers Treasury Indices returned 6.59% and 5.87%, respectively.

•	The Fund’s effective duration was managed above that of its benchmark throughout the period, which contributed to relative performance as municipal yields in California declined across all maturities.

•

The Fund’s Class D SEC yield after fees at March 30, 2007 was 3.05%. The yield was 5.17% on a fully tax adjusted basis assuming a federal tax rate of 35.0% and an effective CA state tax rate of 6.05%, or 3.43% assuming a federal tax rate of 10.0% and an effective CA state tax rate of 1.0%. An investor’s tax adjusted yield may differ depending on such investor’s tax bracket.

•	Municipal bonds within California outperformed the broader national market for the period.

•	An overweight to the Water and Sewer and Lease Revenue sectors detracted from performance as these sectors underperformed over the period.

Cumulative Total Return for the period ended March 31, 2007
Fund Inception (08/31/06)
PIMCO California Short Duration Municipal Income Fund Class D	2.12%
Lehman Brothers California 1-Year Municipal Bond Index	2.03%
Lipper California Short Intermediate Municipal Debt Fund Average	1.95%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio is 0.85%. Expense ratio information is as of the Fund’s current prospectus dated 08/31/06, as supplemented to date.

Cumulative Returns Through March 31, 2007

Allocation Breakdown*

California	90.4%
Texas	2.4%
Washington	2.4%
Delaware	2.4%
Other	2.4%

*	% of Total Investments as of 03/31/2007

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,015.65	$1,021.44
Expenses Paid During Period†	$3.52	$3.53

† The actual expenses are equal to the net annualized expense ratio of 0.70% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized expense ratio of 0.70% reflects net annualized expenses after application of an expense reduction of 1.51%.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2007	7

PIMCO High Yield Municipal Bond Fund
	Class D:	PYMDX

Portfolio Insights

•

The Fund seeks high current income exempt from federal income tax with total return as a secondary objective by investing, under normal circumstances, at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

•

Municipals underperformed Treasuries and the taxable debt sector; the Lehman Brothers General Municipal Bond Index returned 5.43%, while the Lehman Brothers Aggregate and the Lehman Brothers Treasury Indices returned 6.59% and 5.87%, respectively.

•

The Fund’s effective duration was managed above that of its benchmark throughout the period, which was positive for performance as municipal yields declined across all maturities longer than two years.

•

The Fund’s Class D SEC yield after fees at March 30, 2007 was 4.30%. The yield was 6.62% on a fully tax adjusted basis assuming a federal tax rate of 35.0%, or 4.78% assuming a federal tax rate of 10.0%. An investor’s tax adjusted yield may differ depending on such investor’s tax bracket.

•	Exposure to tobacco securitized municipals helped performance as the sector rallied due to increased demand for higher yielding municipal debt.

Cumulative Total Return for the period ended March 31, 2007
Fund Inception (07/31/06)
PIMCO High Yield Municipal Bond Fund Class D	9.61%
60% Lehman Brothers High Yield Municipal Bond Index/40% Lehman Brothers General Municipal Index	5.33%
Lipper High Yield Municipal Debt Fund Average	4.90%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio is 0.96%. Expense ratio information is as of the Fund’s current prospectus dated 12/28/06, as supplemented to date.

Cumulative Returns Through March 31, 2007

Allocation Breakdown*

Minnesota	9.2%
Florida	9.1%
Michigan	7.6%
California	7.4%
Arizona	7.0%
Illinois	6.6%
New York	6.0%
Short-Term Instruments	5.1%
Colorado	5.0%
Other	37.0%

*	% of Total Investments as of 03/31/2007

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,061.50	$1,020.19
Expenses Paid During Period†	$4.88	$4.78

† The actual expenses are equal to the net annualized expense ratio of 0.95% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized expense ratio of 0.95% reflects net annualized expenses after application of an expense reduction of 0.64%.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

8	PIMCO Funds

PIMCO Municipal Bond Fund	Class D:	PMBDX

Portfolio Insights

•

The Fund seeks high current income exempt from federal income tax, consistent with preservation of capital with capital appreciation as a secondary objective by investing, under normal circumstances, at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

•	The Fund’s average credit quality was AA+ at the end of the one-year period versus the benchmark’s average of AA1/AA1.

•

Municipals underperformed Treasuries and the taxable debt sector; the Lehman Brothers General Municipal Bond Index returned 5.43%, while the Lehman Brothers Aggregate and the Lehman Brothers Treasury Indices returned 6.59% and 5.87%, respectively.

•

The Fund’s effective duration was managed above its benchmark throughout the period, which was positive for performance, as municipal yields declined across all maturities except for two years and shorter.

•

The Fund’s Class D SEC yield after fees at March 30, 2007 was 3.33%. The yield was 5.12% on a fully tax adjusted basis assuming a federal tax rate of 35.0%, or 3.70% assuming a federal tax rate of 10.0%. An investor’s tax adjusted yield may differ depending on such investor’s tax bracket.

•	Exposure to tobacco securitized municipals helped performance as the sector rallied due to increased demand for higher yielding municipal debt.

•	Exposure to zero coupon municipal bonds benefited performance as they outperformed other municipal indexes.

•	An overweight to the prerefunded sector and an underweight to the transportation sector detracted from performance.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	5 Years	Fund Inception (12/31/97)
PIMCO Municipal Bond Fund Class D	5.12%	4.47%	4.63%
Lehman Brothers General Municipal Bond Index	5.43%	5.50%	5.33%
Lipper General Municipal Debt Fund Average	4.86%	4.86%	4.37%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio is 0.825%. Expense ratio information is as of the Fund’s current prospectus dated 07/31/06, as supplemented to date.

Cumulative Returns Through March 31, 2007

Allocation Breakdown*

California	15.1%
Texas	11.7%
New York	8.4%
New Jersey	7.4%
Illinois	6.2%
Other	51.2%

*	% of Total Investments as of 03/31/2007

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class D		Class D
Beginning Account Value (10/01/06)	$1,000.00		$1,000.00
Ending Account Value (03/31/07)	$1,019.25		$1,020.52
Expenses Paid During Period(a)	$4.46	(c)	$4.46	(c)
Expenses Paid During Period, Excluding Interest Expense for Floating Rate Notes(b)	$4.15		$4.16

(a) The actual expenses are equal to the net annualized expense ratio of 0.885% for Class D shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

(b) The actual expenses are equal to the net annualized expense ratio of 0.825% for Class D shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

(c) Includes non-cash interest expense of $0.31 for Actual Performance and $0.30 for Hypothetical Performance. The additional non-cash interest expense does not reflect actual expenses paid by the Fund, but instead is offset by additional interest income recorded by the Fund in an inverse floating rate transaction accounted for as a secured borrowing. Refer to Note 2(h) in the Notes to Financial Statements for additional information regarding inverse floating rate transactions.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2007	9

PIMCO New York Municipal Bond Fund
	Class D:	PNYDX

Portfolio Insights

•

The Fund seeks high current income exempt from federal and New York income tax with capital appreciation as a secondary objective by investing, under normal circumstances, at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax.

•

Municipals underperformed Treasuries and the taxable debt sector; the Lehman Brothers General Municipal Bond Index returned 5.43%, while the Lehman Brothers Aggregate and the Lehman Brothers Treasury Indices returned 6.59% and 5.87%, respectively.

•	The Fund’s effective duration was managed below that of its benchmark throughout the period, which was negative for performance, as municipal yields declined across all maturities.

•

The Fund’s Class D SEC yield after fees at March 30, 2007 was 3.46%. The yield was 5.77% on a fully tax adjusted basis assuming a federal tax rate of 35.0% and an effective NY state tax rate of 5.01%, or 5.95% for a New York City resident assuming an effective tax rate of 6.82%. The yield was 4.00% on a fully tax adjusted basis assuming a federal tax rate of 10.0% and an effective NY state tax rate of 3.60%, or 4.13% for a New York City resident assuming an effective tax rate of 6.21%. An investor’s tax adjusted yield may differ depending on such investor’s tax bracket.

•	Exposure to tobacco securitized municipals helped performance as the sector rallied due to increased demand for higher yielding municipal debt.

•	Municipal bonds within New York underperformed the broader national market for the period.

•	Exposure to zero coupon municipal bonds benefited performance as they outperformed other municipal sectors.

•	An underweight to the transportation sector detracted from performance as this sector outperformed for over the past year.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	5 Years	Fund Inception (08/31/99)
PIMCO New York Municipal Bond Fund Class D	4.81%	4.68%	5.72%
Lehman Brothers New York Insured Municipal Bond Index	5.32%	5.73%	6.13%
Lipper New York Municipal Debt Fund Average	4.88%	4.88%	5.10%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio is 0.825%. Expense ratio information is as of the Fund’s current prospectus dated 07/31/06, as supplemented to date.

Cumulative Returns Through March 31, 2007

Allocation Breakdown*

New York	74.1%
Short-Term Instruments	11.1%
Puerto Rico	6.9%
California	2.5%
Other	5.4%

*	% of Total Investments as of 03/31/2007

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class D		Class D
Beginning Account Value (10/01/06)	$1,000.00		$1,000.00
Ending Account Value (03/31/07)	$1,017.53		$1,020.62
Expenses Paid During Period(a)	$4.35	(c)	$4.36	(c)
Expenses Paid During Period, Excluding Interest Expense for Floating Rate Notes(b)	$4.15		$4.16

(a) The actual expenses are equal to the net annualized expense ratio of 0.865% for Class D shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

(b) The actual expenses are equal to the net annualized expense ratio of 0.825% for Class D shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

(c) Includes non-cash interest expense of $0.20 for Actual Performance and $0.20 for Hypothetical Performance. The additional non-cash interest expense does not reflect actual expenses paid by the Fund, but instead is offset by additional interest income recorded by the Fund in an inverse floating rate transaction accounted for as a secured borrowing. Refer to Note 2(h) in the Notes to Financial Statements for additional information regarding inverse floating rate transactions.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

10	PIMCO Funds

PIMCO Short Duration Municipal Income Fund	Class D:	PSDDX

Portfolio Insights

•

The Fund seeks high current income exempt from federal income tax, consistent with preservation of capital by investing, under normal circumstances, at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

•	The Fund’s average credit quality was AAA at the end of the one-year period, similar to the benchmark’s average of AAA/AA1.

•

Municipals underperformed Treasuries and the taxable debt sector; the Lehman Brothers General Municipal Bond Index returned 5.43%, while the Lehman Brothers Aggregate and the Lehman Brothers Treasury Indices returned 6.59% and 5.87%, respectively.

•

The Fund’s effective duration was managed above that of its benchmark throughout the period, which contributed to relative performance as municipal yields declined across all maturities except for two years and shorter bonds.

•

The Fund’s Class D SEC yield after fees at March 30, 2007 was 3.23%. The yield was 4.97% on a fully tax adjusted basis assuming a federal tax rate of 35.0%, or 3.59% assuming a federal tax rate of 10.0%. An investor’s tax adjusted yield may differ depending on such investor’s tax bracket.

•	Exposure to tobacco securitized municipals helped performance as the sector rallied due to increased demand for higher yielding municipal debt.

•	An underweight to the transportation sector detracted from performance as this sector outperformed the national market.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	5 Years	Fund Inception (08/31/99)
PIMCO Short Duration Municipal Income Fund Class D	3.09%	2.09%	2.90%
Lehman Brothers 1-Year Municipal Bond Index	3.68%	2.35%	3.20%
Lipper Short Municipal Debt Fund Average	3.28%	2.34%	3.00%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio is 0.80%. Expense ratio information is as of the Fund’s current prospectus dated 07/31/06, as supplemented to date.

Cumulative Returns Through March 31, 2007

Allocation Breakdown*

Texas	15.4%
New York	12.8%
California	12.4%
Wisconsin	9.6%
Washington	8.1%
Massachusetts	7.0%
Other	34.7%

*	% of Total Investments as of 03/31/2007

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class D		Class D
Beginning Account Value (10/01/06)	$1,000.00		$1,000.00
Ending Account Value (03/31/07)	$1,014.67		$1,021.19
Expenses Paid During Period(a)	$3.77	(c)	$3.78	(c)
Expenses Paid During Period, Excluding Interest Expense for Floating Rate Notes(b)	$3.52		$3.53

(a) The actual expenses are equal to the net annualized expense ratio of 0.75% for Class D shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

(b) The actual expenses are equal to the net annualized expense ratio of 0.70% for Class D shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized expense ratio of 0.70% reflects net annualized expenses after application of an expense waiver of 0.10%.

(c) Includes non-cash interest expense of $0.25 for Actual Performance and $0.25 for Hypothetical Performance. The additional non-cash interest expense does not reflect actual expenses paid by the Fund, but instead is offset by additional interest income recorded by the Fund in an inverse floating rate transaction accounted for as a secured borrowing. Refer to Note 2(h) in the Notes to Financial Statements for additional information regarding inverse floating rate transactions.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2007	11

Benchmark Descriptions

Index	Description

60% Lehman Brothers High Yield Municipal Bond Index/40% Lehman Brothers General Municipal Index	The benchmark is a blend of 60% Lehman Brothers High Yield Municipal Bond Index and 40% Lehman Brothers General Municipal Bond Index. The Lehman Brothers High Yield Municipal Bond Index is an unmanaged index made up of bonds that are non-investment grade, unrated, or rated below Ba1 by Moody’s Investors Service with a remaining maturity of at least one year. Lehman Brothers General Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment-grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in the index.

Lehman Brothers 1-Year Municipal Bond Index	Lehman Brothers 1-Year Municipal Bond Index is an unmanaged index comprised of national municipal bond issues having a maturity of at least one year and less than two years. It is not possible to invest directly in the index.

Lehman Brothers California 1-Year Municipal Bond Index	Lehman Brothers California 1-Year Municipal Bond Index is an unmanaged index comprised of California Municipal Bond Issues having a maturity of at least one year and less than two years. It is not possible to invest directly in the index.

Lehman Brothers California Intermediate Municipal Bond Index	Lehman Brothers California Intermediate Municipal Bond Index is an unmanaged index comprised of California Municipal Bond Issues having maturities of at least five years and less than ten years and consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in the index.

Lehman Brothers General Municipal Bond Index	Lehman Brothers General Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in the index.

Lehman Brothers New York Insured Municipal Bond Index	Lehman Brothers New York Insured Municipal Bond Index is an unmanaged index comprised of a broad selection of insured general obligation and revenue bonds of New York issuers with remaining maturities ranging from one year to 30 years. It is not possible to invest directly in the index.

12	PIMCO Funds

Schedule of Investments California Intermediate Municipal Bond Fund	March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS & NOTES 98.8%

ARKANSAS 0.7%
Jefferson County, Arkansas Pollution Revenue Bonds, Series 2006
4.600% due 10/01/2017	$1,000	$1,011

CALIFORNIA 78.7%
Alameda, California Business Park Assessment Revenue Bonds, Series 1998
5.500% due 09/02/2012	1,180	1,209

Anaheim, California Public Financing Authority Revenue Bonds, (FSA Insured), Series 1997
0.000% due 09/01/2022	2,000	1,020
0.000% due 09/01/2035	1,000	274

Antioch, California Public Financing Authority Revenue Notes, Series 1998
5.500% due 09/02/2008	465	474

Banning, California Unified School District General Obligation Notes, (FSA Insured), Series 2003
4.000% due 08/01/2012	225	230

Burbank, California Community Facilities District Special Tax Revenue Notes, Series 2006
4.000% due 12/01/2009	100	100

California State Educational Facilities Authority Revenue Bonds, Series 1997
5.700% due 10/01/2015	135	139

California State Educational Facilities Authority Revenue Notes, Series 2006
5.000% due 11/01/2014	750	802

California State Housing Finance Agency Revenue Notes, (FGIC Insured), Series 2006
4.500% due 08/01/2012	1,400	1,419

California State Mobilehome Park Financing Authority Revenue Bonds, Series 2006
5.500% due 12/15/2041	165	168

California State Pollution Control Financing Authority Revenue Bonds, Series 2002
5.000% due 01/01/2022	2,000	2,075

California State Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Bonds, (California Mortgage Insured), Series 2001
5.250% due 04/01/2026	2,000	2,078

California State Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Bonds, Series 2003
5.200% due 11/15/2022	2,000	2,092

California State Department of Water Resources Revenue Bonds, Series 1997
5.000% due 12/01/2022	125	127

California State Educational Facilities Authority Revenue Bonds, (MBIA Insured), Series 2001
0.000% due 10/01/2014	500	375

California State Educational Facilities Authority Revenue Notes, Series 2005
5.000% due 10/01/2012	540	569
5.000% due 10/01/2013	570	604

California State Encinitas Union School District General Obligation Bonds, (MBIA Insured), Series 1996
0.000% due 08/01/2018	1,500	940

California State for Precious Veterans General Obligation Bonds, Series 2000
5.700% due 12/01/2032	160	163

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
California State Health Facilities Financing Authority Revenue Notes, (California Mortgage Insured), Series 2000
5.000% due 09/01/2010	$350	$362

California State Health Facilities Financing Authority Revenue Notes, Series 2005
5.000% due 07/01/2010	500	519

California State Hollister Joint Powers Financing Authority Revenue Bonds, (FSA Insured), Series 2006
4.500% due 06/01/2037	1,000	989

California State Housing Finance Agency Revenue Bonds, (AMBAC FHA Insured), Series 1996
5.950% due 02/01/2011	35	36

California State Infrastructure & Economic Development Bank Revenue Notes, Series 2005
5.000% due 03/01/2013	1,000	1,069

California State Public Works Board Revenue Bonds, Series 2005
5.000% due 04/01/2017	2,000	2,146

California State Public Works Board Revenue Notes, (FGIC Insured), Series 2006
5.000% due 10/01/2016	2,500	2,727

California State Sierra Kings Health Care District Revenue Bonds, Series 2006
6.000% due 12/01/2036	545	542

California State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2043	1,000	1,074

California State Tobacco Securitization Agency Revenue Bonds, Series 2006
0.000% due 06/01/2028 (b)	4,500	3,882

California Statewide Communities Development Authority Revenue Bonds, (California Mortgage Insured), Series 2001
5.000% due 10/01/2018	2,000	2,071

California Statewide Communities Development Authority Revenue Bonds, (XLCA Insured), Series 2006
4.100% due 04/01/2028	1,000	1,016

California Statewide Communities Development Authority Revenue Bonds, Series 1998
5.100% due 05/15/2025	2,000	2,057
5.250% due 05/15/2025	1,000	1,028

California Statewide Communities Development Authority Revenue Bonds, Series 2002
5.500% due 08/15/2034	1,000	1,064
6.750% due 07/01/2032 (d)	1,300	1,405

California Statewide Communities Development Authority Revenue Bonds, Series 2006
4.875% due 11/15/2036	400	406

California Statewide Communities Development Authority Revenue Notes, Series 2005
5.000% due 07/01/2013	850	900

California Statewide Financing Authority Revenue Notes, Series 2002
4.600% due 05/01/2012	1,030	1,048

Campbell, California Redevelopment Agency Tax Allocation Notes, Series 2002
4.700% due 10/01/2011	505	520

Capistrano, California Unified School District Community Facilities District No. 87-1 Special Tax Notes, (AMBAC Insured), Series 2006
5.000% due 09/01/2014	730	791

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Capistrano, California Unified School District Special Tax Bonds, Series 1999
5.700% due 09/01/2020	$1,500	$1,601

Capistrano, California Unified School District Special Tax Bonds, Series 2003
5.250% due 09/01/2016	700	726
5.375% due 09/01/2017	800	831

Chico, California Public Financing Authority Tax Allocation Bonds, (FSA Insured), Series 1996
5.200% due 04/01/2011	485	494

Chula Vista, California Special Tax Bonds, Series 2000
6.350% due 09/01/2017	230	243
6.400% due 09/01/2018	120	127

Contra Costa County, California Public Financing Authority Tax Allocation Bonds, Series 2003
5.625% due 08/01/2033	2,000	2,110

Corona, California Community Facilities District Special Tax Bonds, Series 1998
5.875% due 09/01/2023	1,000	1,031

Desert Sands, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 06/01/2014	3,000	2,274

El Monte, California School District General Obligation Notes, (FGIC Insured), Series 2005
0.000% due 05/01/2012	1,555	1,285

El Monte, California School District General Obligation Notes, (FGIC Insured), Series 2006
0.000% due 06/01/2013	1,195	944

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
5.000% due 06/01/2021	3,810	3,822
6.250% due 06/01/2033	1,000	1,105

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
5.125% due 06/01/2047	3,000	2,977

Irvine, California Special Tax Notes, Series 2006
3.950% due 09/01/2007	225	225

Lancaster, California Financing Authority Tax Allocation Revenue Bonds, (MBIA Insured), Series 2003
5.250% due 02/01/2015	1,150	1,262

Los Altos, California School District General Obligation Bonds, Series 2001
5.000% due 08/01/2016	200	212

Los Angeles, California Department of Airports Revenue Notes, (MBIA Insured), Series 2006
5.000% due 05/15/2016	1,000	1,076

Los Angeles, California Department of Water & Power Revenue Bonds, (MBIA Insured), Series 2001
5.250% due 07/01/2013	1,500	1,599

Los Angeles, California State Building Authority Revenue Notes, Series 1999
4.600% due 10/01/2007	150	151

Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2003
5.000% due 07/01/2016	2,285	2,449

Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 1999
4.750% due 07/01/2010	30	31

See Accompanying Notes	Annual Report	March 31, 2007	13

Schedule of Investments  California Intermediate Municipal Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Lucia Mar, California Unified School District General Obligation Bonds, (FSA Insured), Series 2002
5.000% due 08/01/2022	$1,215	$1,281

Modesto, California Irrigation District Certificates of Participation Notes, (AMBAC Insured), Series 2006
5.000% due 10/01/2015	3,545	3,851

Modesto, California Wastewater Revenue Bonds, (FSA Insured), Series 2005
5.000% due 11/01/2015	1,270	1,385

Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2016	500	344

Murrieta Valley, California Unified School District Public Financing Authority Special Tax Bonds, (Assured Guarantee Insured), Series 2006
4.750% due 09/01/2036	2,100	2,153

Newport Mesa, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2007
0.000% due 08/01/2027	610	248

Orange County, California Community Facilities District Special Tax Bonds, Series 2000
5.600% due 08/15/2011	455	467
5.700% due 08/15/2012	485	499
5.800% due 08/15/2013	600	618
6.200% due 08/15/2018	1,025	1,061

Orange County, California Local Transportation Authority Revenue Bonds, (AMBAC-TCRS Insured), Series 1992
6.200% due 02/14/2011	3,250	3,509

Placer County, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2006
4.750% due 08/01/2036	1,350	1,385

Poway, California Unified School District Special Tax Bonds, Series 2005
5.125% due 09/01/2028	1,000	1,024

Redding, California Redevelopment Agency Tax Allocation Bonds, Series 2006
5.000% due 09/01/2036	1,250	1,279

Rio Vista, California Community Facilities District Special Tax Notes, Series 2006
4.000% due 09/01/2009	170	170

Riverbank Redevelopment Agency of California Tax Allocation Bonds, Series 2007
4.100% due 08/01/2013	255	254

Riverside County, California Asset Leasing Corp. Revenue Bonds, (MBIA Insured), Series 2000
5.200% due 11/01/2010	250	263

Sacramento, California County Sanitation District Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 12/01/2017	1,000	1,092

Sacramento, California Municipal Utility District Revenue Bonds, Series 1983
9.000% due 04/01/2013	755	868

Sacramento, California Municipal Utility District Revenue Notes, (MBIA Insured), Series 2006
5.000% due 07/01/2014	1,000	1,085

San Diego County, California Certificates of Participation Notes, Series 2006
5.000% due 09/01/2013	1,340	1,407

San Fernando, California Redevelopment Agency Revenue Bonds, Series 2006
4.500% due 09/15/2017	1,425	1,469

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
San Francisco, California City & County Airport Commission Revenue Bonds, (FSA Insured), Series 1998
5.500% due 05/01/2015	$300	$308

San Francisco, California City & County Unified School District General Obligation Notes, (FSA Insured), Series 2005
5.000% due 06/15/2015	1,100	1,188

San Joaquin, California Delta Community College District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2014	2,000	1,506

San Jose, California Multi-Family Housing Revenue Bonds, Series 1999
4.950% due 06/01/2039	945	958

San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 1993
6.000% due 08/01/2010	195	210

San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2002
5.000% due 08/01/2022	2,000	2,110

San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2005
5.000% due 08/01/2017	1,000	1,078

San Pablo, California Redevelopment Agency Revenue Bonds, Series 1979
8.000% due 10/01/2011	80	86

San Ramon Valley, California Unified School District General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 07/01/2018	6,500	4,087

South San Francisco, California School District Revenue Notes, (MBIA Insured), Series 2006
5.000% due 09/15/2014	500	544

South Tahoe, California Joint Powers Financing Authority Revenue Notes, Series 2003
5.125% due 10/01/2009	500	504

Sulphur Springs, California Union School District General Obligation Bonds, (MBIA Insured), Series 1991
0.000% due 09/01/2009	1,485	1,360

University of California Revenue Bonds, (FSA Insured), Series 2005
5.000% due 05/15/2016	3,240	3,494

		110,230

COLORADO 0.3%
Black Hawk, Colorado Revenue Bonds, Series 2006
5.000% due 12/01/2021	400	407

FLORIDA 0.3%
Escambia County, Florida Environmental Improvement Revenue Bonds, Series 2006
5.000% due 08/01/2026	500	504

LOUISIANA 0.8%
Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039	1,000	1,073

MICHIGAN 0.3%
Michigan State Solid Waste Disposal Revenue Notes, Series 2004
4.500% due 12/01/2013	500	502

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MONTANA 0.4%
Hardin, Montana Tax Increment Infrastructure Development Revenue Bonds, Series 2006
0.000% due 09/01/2031 (b)	$830	$550

NEW JERSEY 0.2%
New Jersey State Economic Development Authority Revenue Bonds, Series 1998
6.800% due 04/01/2018	245	280

NEW YORK 0.8%
New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
5.500% due 01/01/2016	1,000	1,097

PUERTO RICO 10.3%
Commonwealth of Puerto Rico General Obligation Bonds, (Assured Guarantee Insured), Series 2006
5.231% due 07/01/2020	1,000	989

Commonwealth of Puerto Rico General Obligation Bonds, Series 2006
5.000% due 07/01/2035	1,000	1,043

Commonwealth of Puerto Rico Government Development Bank Revenue Notes, Series 2006
5.000% due 12/01/2014	2,500	2,668

Commonwealth of Puerto Rico Infrastructure Financing Authority Revenue Bonds, (AMBAC Insured), Series 1998
5.250% due 07/01/2010	150	155

Puerto Rico Children’s Trust Fund Revenue Notes, Series 2002
5.000% due 05/15/2009	1,000	1,019

Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2007
5.500% due 07/01/2021	2,500	2,814

Puerto Rico Public Buildings Authority Revenue Bonds, (Commonwealth Insured), Series 2004
5.000% due 07/01/2028	2,150	2,247

Puerto Rico Public Finance Corporations Revenue Bonds, Series 2004
5.750% due 08/01/2027	3,250	3,484

		14,419

TEXAS 0.3%
Arlington, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2000
6.080% due 02/15/2024	250	259

Houston, Texas Apartment System Revenue Bonds, Series 1997
6.125% due 07/15/2017	100	100

		359

VIRGIN ISLANDS 5.7%
Virgin Islands Public Finance Authority Revenue Bonds, Series 1998
5.500% due 10/01/2008	3,000	3,061

Virgin Islands Public Finance Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	1,250	1,389

Virgin Islands Public Finance Authority Revenue Bonds, Series 2007
4.700% due 07/01/2022	2,000	2,007

14	PIMCO Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Virgin Islands Public Finance Authority Revenue Notes, Series 1998
5.500% due 10/01/2007	$1,500	$1,511

		7,968

Total Municipal Bonds & Notes (Cost $134,586)		138,400

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 1.0%

REPURCHASE AGREEMENTS 0.8%
State Street Bank and Trust Co.
4.900% due 04/02/2007	$1,086	$1,086

(Dated 03/30/2007. Collateralized by Federal Home Loan Bank 3.875% due 06/08/2007 valued at $1,110. Repurchase proceeds are $1,086.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 0.2%
4.983% due 05/31/2007 - 06/14/2007 (a)(c)	$365	$361

Total Short-Term Instruments (Cost $1,447)		1,447

Total Investments 99.8% (Cost $136,033)		$139,847

Other Assets and Liabilities (Net) 0.2%		217

Net Assets 100.0%		$140,064

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

(a)	Coupon represents a weighted average rate.
(b)	Security becomes interest bearing at a future date.
(c)	Securities with an aggregate market value of $361 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2007	25	$9
90-Day Eurodollar March Futures	Long	03/2008	88	17
U.S. Treasury 30-Year Bond June Futures	Short	06/2007	39	66

				$92

(d)	Restricted securities as of March 31, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
California Statewide Communities Development Authority Revenue Bonds, Series 2002	6.750%	07/01/2032	02/07/2002	$1,300	$1,405	1.00%

See Accompanying Notes	Annual Report	March 31, 2007	15

Schedule of Investments California Short Duration Municipal Income Fund	March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS & NOTES 75.5%

CALIFORNIA 69.6%
California Abag Finance Authority for Nonprofit Corporations Certificate of Participation Bonds, (AMBAC Insured), Series 1993
3.550% due 08/01/2023	$200	$200

California Health Facilities Financing Authority Revenue Bonds, Series 2004
3.560% due 07/01/2033	100	100

California Housing Finance Agency Revenue Bonds, (FSA Insured), Series 2000
3.310% due 08/01/2015	100	100

California State Bay Area Toll Authority Revenue Bonds, (AMBAC Insured), Series 2001
3.460% due 04/01/2036	100	100

California State Department of Water Resources Revenue Bonds, (FSA Insured), Series 2002
3.550% due 05/01/2022	100	100

California State Department of Water Resources Revenue Notes, Series 2005
3.490% due 05/01/2011	150	150

California State Economic Recovery Revenue Bonds, (XLCA-ST-GTD Insured), Series 2004
3.440% due 07/01/2023	110	110

California Statewide Communities Development Authority Revenue Notes, (MBIA Insured), Series 2005
5.000% due 05/01/2015	150	162

Fresno, California Revenue Bonds, Series 2000
3.550% due 12/01/2030	150	150

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
5.125% due 06/01/2047	200	198

Golden State, California Tobacco Securitization Corporations Revenue Bonds, (FGIC-TCRS Insured), Series 2003
5.625% due 06/01/2038	100	111

Lincoln, California Unified School District Special Tax Notes, (AMBAC Insured), Series 2006
5.000% due 09/01/2015	185	201

Los Angeles County, California Revenue Bonds, (AMBAC Insured), Series 1996
3.550% due 06/30/2007	100	100

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Metropolitan Water District of Southern California Revenue Bonds, Series 2004
3.520% due 07/01/2023	$150	$150

Newport Beach, California Revenue Bonds, Series 1996
3.550% due 10/01/2026	250	250

Pittsburg, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2002
5.250% due 08/01/2013	100	109

Pleasanton, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2004
5.000% due 08/01/2015	150	164

Redding, California Redevelopment Agency Tax Allocation Bonds, Series 2006
4.375% due 09/01/2016	215	216

Rio Vista, California Community Facilities District Special Tax Notes, Series 2006
4.000% due 09/01/2009	100	100

Riverbank Redevelopment Agency of California Tax Allocation Bonds, Series 2007
4.000% due 08/01/2012	145	144

Roseville, California Natural Gas Finance Authority Revenue Notes, Series 2007
5.000% due 02/15/2012	100	106

Santa Ana, California Certificates of Participation Bonds, (AMBAC Insured), Series 2003
5.000% due 06/01/2015	195	208

Santa Clara Valley, California Water District Certificate Participation Notes, Series 2007
5.000% due 02/01/2016	150	163

Turlock, California Health Facilities Certificates of Participation Notes, Series 2004
3.750% due 10/15/2007	140	139

Upland, California Public Financing Authority Revenue Bonds, (AMBAC Insured), Series 2002
4.600% due 10/01/2016	100	105

Westminister, California Certificates of Participation Bonds, (AMBAC Insured), Series 1998
3.550% due 06/01/2022	100	100

		3,736

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
DELAWARE 1.8%
Delaware State Economic Development Authority Revenue Bonds, Series 1985
3.630% due 12/01/2015	$100	$100

PUERTO RICO 0.3%
Commonwealth of Puerto Rico Revenue Notes, Series 2006
4.500% due 07/30/2007	15	15

TEXAS 1.9%
Texas State Municipal Power Agency Revenue Notes, Series 2006
4.500% due 08/31/2007	100	100

WASHINGTON 1.9%
King County, Washington Sewer Revenue Bonds, Series 2006
3.650% due 01/01/2032	100	100

Total Municipal Bonds & Notes (Cost $4,042)		4,051

SHORT-TERM INSTRUMENTS 1.6%

REPURCHASE AGREEMENTS 1.4%
State Street Bank and Trust Co.
4.900% due 04/02/2007	75	75

(Dated 03/30/2007. Collateralized by Federal Home Loan Bank 3.875% due 06/08/2007 valued at $81. Repurchase proceeds are $75.)

U.S. TREASURY BILLS 0.2%
5.040% due 05/31/2007 (a)	10	10

Total Short-Term Instruments (Cost $85)		85

Total Investments 77.1% (Cost $4,127)		$4,136

Other Assets and Liabilities (Net) 22.9%		1,228

Net Assets 100.0%		$5,364

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

(a)	Securities with an aggregate market value of $10 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 10-Year Note June Futures	Short	06/2007	2	$1

16	PIMCO Funds	See Accompanying Notes

Schedule of Investments High Yield Municipal Bond Fund	March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS & NOTES 94.5%

ALABAMA 0.1%
Butler, Alabama Industrial Development Board Revenue Bonds, Series 1993
5.900% due 12/01/2012	$50	$50

ALASKA 2.1%
Alaska Industrial Development & Export Authority Revenue Bonds, Series 2007
6.000% due 12/01/2036	1,000	1,017

ARIZONA 6.9%
Arizona Health Facilities Authority Revenue Bonds, Series 2007
5.200% due 10/01/2037	1,000	1,007

Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2006
6.375% due 06/01/2036	1,000	1,057

Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2007
5.000% due 06/01/2037	1,250	1,252

Yavapai County, Arizona Industrial Development Authority Revenue Bonds, Series 1998
5.450% due 06/01/2033	80	81

		3,397

ARKANSAS 1.0%
Little Rock, Arkansas Municipal Property Owners Multipurpose Improvement District Special Tax Bonds, Series 2007
5.350% due 03/01/2032	500	505

CALIFORNIA 7.4%
California State Sierra Kings Health Care District Revenue Bonds, Series 2006
6.000% due 12/01/2036	200	199

California Statewide Communities Development Authority Revenue Bonds, (RADIAN Insured), Series 2007
4.600% due 02/01/2037	1,000	992

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
5.125% due 06/01/2047	2,000	1,985

Los Angeles, California Regional Airports Improvement Corp. Revenue Bonds, Series 2002
7.500% due 12/01/2024	250	286

Moreno Valley, California Unified School District Community Facilities District Special Tax Bonds, Series 2005
5.200% due 09/01/2036	150	153

		3,615

COLORADO 5.0%
Colorado Educational & Cultural Facilities Authority Revenue Bonds, Series 2007
5.750% due 12/01/2037	500	513

Copperleaf, Colorado Metropolitan District No. 2 General Obligation Bonds, Series 2006
5.950% due 12/01/2036	500	516

Madre, Colorado Metropolitan District No. 2 General Obligation Bonds, Series 2007
5.500% due 12/01/2036	900	903

Tallyns Reach of Colorado Metropolitan District No. 3 General Obligation Bonds, Series 2007
5.200% due 12/01/2036	500	503

		2,435

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FLORIDA 9.0%
Florida Housing Finance Corp. Revenue Bonds, Series 2006
4.700% due 07/01/2037	$1,000	$995

Lee County, Florida Industrial Development Authority Revenue Bonds, Series 2007
5.375% due 06/15/2037 (a)	1,500	1,518

Martin County, Florida Revenue Bonds, Series 2000
3.750% due 07/15/2022	1,900	1,900

		4,413

GEORGIA 2.1%
Fulton County, Georgia Revenue Bonds, Series 2006
5.125% due 07/01/2042	250	251

Georgia State Medical Center Hospital Authority Revenue Bonds, Series 2007
5.250% due 07/01/2037 (a)	750	762

		1,013

ILLINOIS 6.6%
Chicago, Illinois Revenue Bonds, (FHA/GNMA Insured), Series 2007
4.625% due 09/20/2037	500	495

Illinois State Finance Authority Revenue Bonds, Series 2006
5.875% due 02/15/2038	200	208

Illinois State Finance Authority Revenue Bonds, Series 2007
5.000% due 12/01/2036	250	256
5.500% due 05/15/2037	750	761

Illinois State Finance Authority Sports Facilities Revenue Bonds, Series 2007
6.000% due 03/01/2037	1,000	1,000

Round Lake, Illinois Lakewood Grove Special Service Area No. 3 Special Tax, (Assured Guarantee Insured), Series 2007
4.700% due 03/01/2033 (a)	500	500

		3,220

INDIANA 1.2%
Anderson, Indiana Economic Development Revenue Bonds, Series 2007
5.000% due 10/01/2032	500	506

East Chicago, Indiana Revenue Bonds, Series 1999
6.375% due 08/01/2029	100	106

		612

IOWA 0.8%
Iowa Finance Authority Revenue Bonds, Series 2006
5.450% due 11/01/2026	175	175

Iowa State Higher Education Loan Authority Revenue Bonds, Series 2006
5.100% due 10/01/2036	200	205

		380

KANSAS 1.0%
Manhattan, Kansas Revenue Bonds, Series 2007
5.500% due 08/01/2021	500	496

MARYLAND 2.1%
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series 2007
5.300% due 01/01/2037	500	511

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Maryland State Economic Development Corp. Revenue Bonds, Series 2006
5.000% due 12/01/2031	$500	$505

		1,016

MICHIGAN 7.6%
Corner Creek Academy East, Michigan Revenue Bonds, Series 2007
5.250% due 11/01/2036	250	252

Crescent Academy, Michigan Certificates of Participation Bonds, Series 2006
5.750% due 12/01/2036	500	513

Doctor Charles Drew Academy, Michigan Certificates of Participation Bonds, Series 2006
5.700% due 11/01/2036	450	462

Garden City, Michigan Hospital Finance Authority Revenue Bonds, Series 2007
5.000% due 08/15/2038	1,500	1,482

Hillsdale, Michigan Hospital Finance Authority Revenue Bonds, Series 1998
5.000% due 05/15/2013	100	100

Michigan State Grand Traverse Academy Revenue Bonds, Series 2007
5.000% due 11/01/2036	900	916

		3,725

MINNESOTA 9.2%
Buffalo, Minnesota Revenue Bonds, Series 2006
5.500% due 09/01/2033	250	258

Cottage Grove, Minnesota Revenue Bonds, Series 2006
5.000% due 12/01/2031	250	254

Dakota County, Minnesota Community Development Agency Revenue Bonds, Series 2007
5.000% due 05/01/2042	1,000	993

Minneapolis, Minnesota Tax Allocation Bonds, Series 2006
5.350% due 02/01/2030	200	202

Mora, Minnesota Revenue Bonds, Series 2006
5.625% due 07/01/2033	500	507

Orono, Minnesota Revenue Bonds, Series 2006
5.400% due 11/01/2041	300	300

Oronoco, Minnesota Revenue Bonds, Series 2006
5.400% due 06/01/2041	710	709

Spicer, Minnesota Revenue Bonds, Series 2006
5.500% due 07/01/2033	750	752

Stillwater, Minnesota Revenue Bonds, Series 2007
5.375% due 02/01/2032	500	499

		4,474

MISSOURI 3.6%
Cottleville, Missouri Certificates of Participation Bonds, Series 2006
5.250% due 08/01/2031	250	256

Grindstone Plaza, Missouri Transportation Development District Sales Tax Revenue Bonds, Series 2006
5.500% due 10/01/2031	250	253
5.550% due 10/01/2036	250	253

Township of Jennings, Missouri Revenue Bonds, Series 2006
5.000% due 11/01/2023	500	500

See Accompanying Notes	Annual Report	March 31, 2007	17

Schedule of Investments  High Yield Municipal Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
University Place, Missouri Transportation Development District Special Assessment Bonds, Series 2006
5.000% due 03/01/2032	$500	$502

		1,764

MONTANA 1.1%
Hardin, Montana Tax Increment Infrastructure Development Revenue Bonds, Series 2006
0.000% due 09/01/2031 (c)	830	550

NEW JERSEY 3.2%
New Jersey State Economic Development Authority Revenue Bonds, Series 2000
7.000% due 11/15/2030	60	65

New Jersey State Economic Development Authority Revenue Bonds, Series 2006
5.375% due 11/01/2036	500	508

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2041	1,000	976

		1,549

NEW MEXICO 1.0%
New Mexico State Hospital Equipment Loan Council Revenue Bonds, Series 2007
5.250% due 08/15/2026	500	496

NEW YORK 5.9%
Amherst, New York Industrial Development Agency Revenue Bonds, Series 2007
5.200% due 01/01/2040	500	505

Dutchess County, New York Industrial Development Agency Revenue Bonds, Series 2007
5.250% due 01/01/2037	750	755

East Rochester, New York Housing Authority Revenue Bonds, Series 2006
5.500% due 08/01/2033	200	204

Erie County, New York Industrial Development Agency Revenue Bonds, Series 2006
6.000% due 11/15/2036	150	160

New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
7.625% due 08/01/2025	500	605
7.750% due 08/01/2031	150	182

New York City, New York Industrial Development Agency Revenue Bonds, Series 2006
5.125% due 05/15/2030	500	493

		2,904

NORTH CAROLINA 1.6%
Charlotte, North Carolina Revenue Bonds, Series 1998
5.600% due 07/01/2027	150	153

Charlotte, North Carolina Revenue Bonds, Series 2000
7.750% due 02/01/2028	60	65

North Carolina State Medical Care Commission Revenue Bonds, Series 2006
5.100% due 10/01/2030	550	558

		776

PENNSYLVANIA 4.1%
Harrisburg, Pennsylvania Authority Revenue Bonds, Series 2007
6.000% due 09/01/2036	500	516

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Montgomery County, Pennsylvania Higher Education & Health Authority Revenue Bonds, Series 2006
5.250% due 01/01/2036	$150	$153

Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series 2003
6.750% due 12/01/2036	250	275

Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue Bonds, Series 2002
3.700% due 07/01/2022	500	500

Washington County, Pennsylvania Redevelopment Authority Revenue Bonds, Series 2006
5.450% due 07/01/2035	550	562

		2,006

RHODE ISLAND 0.6%
Rhode Island State Health & Educational Building Corporations Revenue Bonds, Series 1998
5.400% due 07/01/2013	185	186

Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2032	100	107

		293

SOUTH CAROLINA 0.3%
South Carolina State Tobacco Settlement Revenue Management Authority Revenue Bonds, Series 2001
6.375% due 05/15/2030	145	168

TENNESSEE 0.3%
Maury County, Tennessee Industrial Development Board Revenue Bonds, (Guarantee Agreement GM Insured), Series 1994
6.500% due 09/01/2024	150	152

TEXAS 2.8%
Gulf Coast, Texas Industrial Development Authority Revenue Bonds, Series 2006
7.000% due 12/01/2036	500	538

HFDC of Central Texas, Inc. Revenue Bonds, Series 2006
5.500% due 02/15/2037	500	513

Houston, Texas Apartment System Revenue Bonds, Series 1997
6.125% due 07/15/2017	100	100

Houston, Texas Revenue Bonds, Series 1997
6.125% due 07/15/2027	45	45

Houston, Texas Revenue Bonds, Series 2001
6.750% due 07/01/2021	100	108

Trinity River Authority, Texas Revenue Bonds, Series 2000
6.250% due 05/01/2028	50	53

		1,357

UTAH 3.2%
Spanish Fork City, Utah Revenue Bonds, Series 2006
5.550% due 11/15/2026	500	513
5.700% due 11/15/2036	1,000	1,031

		1,544

VIRGINIA 2.3%
Albemarle County, Virginia Development Authority Revenue Bonds, Series 2007
5.000% due 01/01/2031	1,000	1,006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Bedford County, Virginia Industrial Development Authority Revenue Bonds, Series 1999
6.550% due 12/01/2025	$100	$104

		1,110

WASHINGTON 2.1%
Washington State Housing Finance Commission Revenue Bonds, Series 2007
5.250% due 01/01/2017	500	505
5.625% due 01/01/2038	500	513

		1,018

WISCONSIN 0.3%
Waukesha, Wisconsin Redevelopment Authority Revenue Bonds, Series 2006
5.250% due 07/01/2026	150	154

Total Municipal Bonds & Notes (Cost $45,746)		46,209

SHORT-TERM INSTRUMENTS 5.1%

REPURCHASE AGREEMENTS 5.0%
State Street Bank and Trust Co.
4.900% due 04/02/2007	2,457	2,457

(Dated 03/30/2007. Collateralized by Federal Home Loan Bank 3.875% due 06/08/2007 valued at $2,508. Repurchase proceeds are $2,458.)

U.S. TREASURY BILLS 0.1%
4.996% due 05/31/2007 - 06/14/2007 (b)(d)	40	40

Total Short-Term Instruments (Cost $2,497)		2,497

Total Investments 99.6% (Cost $48,243)		$48,706

Other Assets and Liabilities (Net) 0.4%		190

Net Assets 100.0%		$48,896

18	PIMCO Funds	See Accompanying Notes

March 31, 2007

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Security becomes interest bearing at a future date.
(d)	Securities with an aggregate market value of $40 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 10-Year Note June Futures	Short	06/2007	18	$13
U.S. Treasury 30-Year Bond June Futures	Short	06/2007	6	11

				$24

See Accompanying Notes	Annual Report	March 31, 2007	19

Schedule of Investments Municipal Bond Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS & NOTES 104.9%

ALABAMA 1.3%
Alabama State 21st Century Authority Revenue Bonds, Series 2001
5.750% due 12/01/2018	$2,295	$2,432

Jefferson County, Alabama Limited Obligation Revenue Bonds, Series 2004
5.250% due 01/01/2019	3,300	3,527

		5,959

ALASKA 0.5%
Alaska State Housing Finance Corporations Revenue Bonds, (MBIA Insured), Series 2002
5.250% due 06/01/2032	540	552

Anchorage, Alaska General Obligation Bonds, (FGIC Insured), Series 2006
5.000% due 10/01/2018	1,480	1,597

		2,149

ARIZONA 1.4%
Arizona State Salt River Project Agricultural Improvement and Power District Revenue Bonds, Series 2005
4.750% due 01/01/2035	2,000	2,052

Phoenix, Arizona Civic Improvement Corp. Revenue Bonds, (MBIA Insured), Series 2004
5.000% due 07/01/2015 (d)	1,977	2,133

Phoenix, Arizona Industrial Development Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2000
5.875% due 06/01/2016	20	20

Pima County, Arizona Industrial Development Authority Revenue Bonds, (HUD Sector 8 Insured), Series 1998
5.375% due 06/01/2010	1,035	1,075

		6,400

ARKANSAS 0.5%
Jefferson County, Arkansas Pollution Revenue Bonds, Series 2006
4.600% due 10/01/2017	2,000	2,023

CALIFORNIA 15.9%
Anaheim, California Public Financing Authority Revenue Bonds, (FSA Insured), Series 1997
0.000% due 09/01/2035	4,000	1,096

Bakersfield, California Certificate of Participation Bonds, Series 1991
0.000% due 04/15/2021	5,000	2,768

California State Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Bonds, Series 2003
5.200% due 11/15/2022	2,565	2,683

California State University Revenue Bonds, (FSA Insured), Series 2007
4.500% due 11/01/2044	5,000	4,928

California Statewide Communities Development Authority Revenue Bonds, (California Mortgage Insured), Series 2001
5.000% due 10/01/2018	1,500	1,553

Culver, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2023	630	664

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Foothill, California Eastern Transportation Corridor Agency Revenue Bonds, (MAIA-IBC Insured), Series 1999
0.000% due 01/15/2026 (c)	$1,565	$1,531

Foothill, California Eastern Transportation Corridor Agency Revenue Bonds, Series 1995
0.000% due 01/01/2026	1,000	442

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
6.250% due 06/01/2033	30,370	33,571

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
5.125% due 06/01/2047	2,000	1,985

Hacienda La Puente, California Unified School District General Obligation Bonds, (FGIC Insured), Series 2005
5.000% due 08/01/2022	1,480	1,630

Imperial, California Community College District General Obligation Bonds, (XLCA Insured), Series 2006
0.000% due 08/01/2031	3,010	993

Indian Wells, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2006
4.750% due 09/01/2034	5,850	6,002

Metropolitan Water District of Southern California Revenue Bonds, Series 2006
4.750% due 07/01/2036	3,000	3,086

Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2015	2,890	2,085
0.000% due 08/01/2016	1,400	963

Poway, California Unified School District Special Tax Bonds, Series 2005
4.700% due 09/01/2016	940	962
4.800% due 09/01/2017	875	896

Poway, California Unified School District Special Tax Notes, Series 2005
4.600% due 09/01/2015	420	428

San Ramon Valley, California Unified School District General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 07/01/2018	2,385	1,500

South Tahoe, California Joint Powers Financing Authority Revenue Notes, Series 2003
5.125% due 10/01/2009	1,000	1,008

		70,774

COLORADO 0.9%
Black Hawk, Colorado Revenue Bonds, Series 2006
5.000% due 12/01/2021	200	204

Colorado State Health Facilities Authority Revenue Bonds, Series 2006
5.250% due 06/01/2036	1,000	1,049

Colorado State Housing & Finance Authority Revenue Bonds, (FHA/VA Mortgages Insured), Series 2000
5.700% due 10/01/2022	45	45

Colorado State Housing & Finance Authority Revenue Bonds, Series 2000
6.700% due 10/01/2016	30	30
6.750% due 04/01/2015	50	52

Denver, Colorado Health & Hospital Authority Revenue Bonds, Series 1998
5.000% due 12/01/2009	1,390	1,406

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Larimer County, Colorado Sales & Use Tax Revenue Bonds, (MBIA Insured), Series 2002
4.625% due 12/15/2012	$1,325	$1,391

		4,177

CONNECTICUT 1.5%
Connecticut State General Obligation Notes, Series 2001
6.512% due 06/15/2010	5,000	5,932

Hartford, Connecticut General Obligation Notes, (MBIA Insured), Series 2005
5.000% due 09/01/2013	500	537

		6,469

DISTRICT OF COLUMBIA 2.1%
District of Columbia Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 04/01/2040 (a)(c)	15,000	9,089

FLORIDA 2.6%
Florida State Board of Education General Obligation Bonds, (ST-GTD Insured), Series 2005
4.750% due 06/01/2035	4,370	4,458

Orange County, Florida Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1996
6.250% due 10/01/2011	290	319

Orange County, Florida Health Facilities Authority Revenue Bonds, Series 2002
5.625% due 11/15/2032	5,000	5,519

Orlando, Florida Waste Water System Revenue Bonds, Series 1997
0.156% due 10/01/2015	500	500

Tampa, Florida Guaranteed Entitlement Revenue Bonds, (AMBAC Insured), Series 2001
6.000% due 10/01/2018	800	951

		11,747

GEORGIA 0.8%
Atlanta, Georgia Metropolitan Rapid Transit Authority Revenue Notes, (AMBAC Insured), Series 2006
5.000% due 07/01/2014	2,050	2,216

Georgia State Municipal Electric Authority Revenue Bonds, (FGIC-TCRS Insured), Series 1993
5.500% due 01/01/2012	1,255	1,324

Georgia State Municipal Electric Authority Revenue Bonds, (MBIA-IBC Insured), Series 1997
6.500% due 01/01/2012	200	214

		3,754

HAWAII 1.5%
Hawaii State Housing Financial & Development Corporations Revenue Bonds, (FNMA Insured), Series 1998
4.850% due 07/01/2029	35	35

Honolulu, Hawaii City & County General Obligation Bonds, (MBIA-IBC Insured), Series 1993
5.450% due 09/11/2008	1,000	1,025

Honolulu, Hawaii City & County General Obligation Notes, (MBIA Insured), Series 2005
5.000% due 07/01/2014	5,000	5,393

		6,453

20	PIMCO Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ILLINOIS 6.5%
Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 12/01/2020	$1,000	$561

Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1999
0.000% due 12/01/2031	1,000	329

Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2001
0.000% due 01/01/2020 (c)	1,290	1,181

Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2005
5.000% due 01/01/2015	7,000	7,553

Chicago, Illinois Waste & Water Revenue Bonds, (MBIA Insured), Series 1998
0.000% due 01/01/2021	2,000	1,103

Cook County, Illinois Community School District No. 97-Oak Park General Obligation Bonds, (FGIC Insured), Series 1999
9.000% due 12/01/2012	1,000	1,262

Cook County, Illinois School District No. 122-Oak Lawn General Obligation Bonds, (FGIC Insured), Series 2000
0.000% due 12/01/2016	2,570	1,727

Cook County, Illinois Township High School District No. 225-Northfield General Obligation Bonds, Series 2002
0.000% due 12/01/2012	135	107
0.000% due 12/01/2014	255	184
0.000% due 12/01/2015	1,885	1,298

Cook County, Illinois Township High School District No. 225-Northfield General Obligation Notes, Series 2002
0.000% due 12/01/2011	125	103

Fox Lake, Illinois Water & Sewer Revenue Bonds, (AMBAC Insured), Series 1996
5.750% due 05/01/2013	315	316

Illinois State Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1992
6.250% due 09/01/2021	695	818

Kane, McHenry, Cook & De Kalb Counties, Illinois Unit School District No. 300 General Obligation Bonds, (AMBAC Insured), Series 2002
0.000% due 12/01/2020	1,290	718

Kendall, Kane & Will Counties, Illinois High School Districts General Obligation Notes, (FSA Insured), Series 2003
0.000% due 10/01/2012	3,000	2,428

Lake County, Illinois Community High School District No.127-Grayslake General Obligation Bonds, (FGIC Insured), Series 2002
0.000% due 02/01/2017	5,420	3,603

Lake County, Illinois Community High School District No.127-Grayslake General Obligation Notes, (FGIC Insured), Series 2002
9.000% due 02/01/2009	650	711
9.000% due 02/01/2011	690	817
9.000% due 02/01/2012	1,065	1,307

Sangamon County, Illinois School District No. 186 Springfield General Obligation Notes, (FGIC Insured), Series 2004
0.000% due 10/01/2009	1,000	900

Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 11/01/2019	3,400	1,994

		29,020

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
INDIANA 3.5%
Brownsburg, Indiana 1999 School Building Corporations Revenue Bonds, (AMBAC Insured), Series 2002
5.375% due 02/01/2023	$1,395	$1,499

Danville, Indiana Multi-School Building Corporation General Obligation Bonds, (FSA State Aid Withholding Insured), Series 2001
4.400% due 01/15/2012	170	174

Danville, Indiana Multi-School Building Corporation General Obligation Bonds, (FSA State Aid Withholding Insured), Series 2002
4.500% due 01/15/2013	190	195

Danville, Indiana Multi-School Building Corporation General Obligation Bonds, (FSA State Aid Withholding Insured), Series 2003
4.650% due 01/15/2014	210	217

Danville, Indiana Multi-School Building Corporation General Obligation Bonds, (FSA State Aid Withholding Insured), Series 2004
4.750% due 01/15/2015	235	243

Danville, Indiana Multi-School Building Corporation General Obligation Bonds, (FSA State Aid Withholding Insured), Series 2005
4.850% due 01/15/2016	295	305

Danville, Indiana Multi-School Building Corporation General Obligation Notes, (FSA State Aid Withholding Insured), Series 2001
4.750% due 07/15/2009	200	204

Danville, Indiana Multi-School Building Corporation General Obligation Notes, (FSA State Aid Withholding Insured), Series 2002
5.000% due 07/15/2010	180	186

Danville, Indiana Multi-School Building Corporation General Obligation Notes, (FSA State Aid Withholding Insured), Series 2003
4.250% due 07/15/2011	290	296

Hamilton, Indiana Southeastern Consolidated School Building Revenue Notes, (FSA State Aid Withholding Insured), Series 2001
5.000% due 07/15/2010	760	782

Indiana State Development Finance Authority Revenue Bonds, Series 2005
5.000% due 06/01/2022	1,590	1,672

Indiana State Health Facility Financing Authority Revenue Notes, Series 2005
5.000% due 11/01/2010	5,300	5,518

Indianapolis, Indiana Local Public Improvement Revenue Bonds, Series 1992
6.750% due 02/01/2014	1,000	1,128

Mishawaka, Indiana School Building Corp. Revenue Bonds, (FSA Insured), Series 2006
4.250% due 01/15/2026	1,325	1,273

South Bend, Indiana Redevelopment Authority Revenue Bonds, Series 2000
5.100% due 02/01/2011	405	424
5.200% due 02/01/2012	230	242
5.500% due 02/01/2015	180	192

Tri-Creek School Building Corp., Indiana Revenue Bonds, (FSA Insured), Series 2007
4.250% due 07/15/2020	1,000	988

		15,538

KENTUCKY 0.2%
Kentucky State Development Finance Authority Hospital Revenue Bonds, Series 1989
6.000% due 10/01/2019	680	756

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
LOUISIANA 3.4%
Louisiana State General Obligation Bonds, (FGIC Insured), Series 2002
5.000% due 04/01/2019 (d)	$5,704	$5,970

Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, (MBIA Insured), Series 2000
5.700% due 01/01/2010	140	146

Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039 (d)	6,078	6,524
5.875% due 05/15/2039	2,285	2,470

		15,110

MARYLAND 0.9%
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, 2007
5.000% due 07/01/2027	4,000	4,152

MASSACHUSETTS 2.1%
Commonwealth of Massachusetts General Obligation Bonds, (FSA Insured), Series 2006
0.000% due 11/01/2019	5,090	4,965

Commonwealth of Massachusetts Revenue Bonds, (FGIC Insured), Series 2004
0.000% due 01/01/2017	1,000	1,061

Massachusetts State Development Finance Agency Revenue Bonds, (ACA Insured), Series 2005
5.000% due 03/01/2035	1,000	1,025

Massachusetts State Development Finance Agency Revenue Bonds, Series 1998
4.800% due 11/01/2008	90	91

Massachusetts State Development Finance Agency Revenue Notes, (ACA Insured), Series 1999
4.600% due 03/01/2009	170	172

Massachusetts State Development Finance Agency Revenue Notes, Series 1998
4.700% due 11/01/2007	210	210

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2001
6.000% due 07/01/2014	500	551

Massachusetts State School Building Authority Revenue Notes, (FSA Insured), Series 2005
5.000% due 08/15/2014	1,280	1,381

		9,456

MICHIGAN 2.1%
Lake Fenton, Michigan Community Schools General Obligation Bonds, (Q-SBLF Insured), Series 2002
5.000% due 05/01/2022	2,720	2,885

Michigan State General Obligation Bonds, Series 1992
6.250% due 11/01/2012	3,100	3,379

Michigan State Hospital Finance Authority Revenue Bonds, Series 1999
6.125% due 11/15/2026	50	53

Michigan State Public Power Agency Revenue Bonds, (AMBAC Insured), Series 2001
5.250% due 01/01/2015	1,000	1,069

Rochester, Michigan Community School District General Obligation Bonds, (MBIA Q-SBLF Insured), Series 1997
5.000% due 05/01/2019	750	823

See Accompanying Notes	Annual Report	March 31, 2007	21

Schedule of Investments  Municipal Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Rochester, Michigan Community School District General Obligation Notes, (FSA Q-SBLF Insured), Series 2004
5.000% due 05/01/2012	$1,000	$1,062

		9,271

MINNESOTA 1.2%
Rochester, Minnesota Revenue Bonds, Series 2006
5.000% due 11/15/2036	5,000	5,227

MISSOURI 3.1%
Lees Summit, Missouri Strother Interchange Transportation Development District Revenue Bonds, Series 2006
5.000% due 05/01/2024	500	510

Missouri State Development Finance Board Revenue Bonds, Series 2007
5.000% due 11/01/2014	1,035	1,081
5.000% due 11/01/2015	540	564
5.000% due 11/01/2022	1,000	1,036

Missouri State Environmental Improvement & Energy Resources Revenue Bonds, Series 2000
5.750% due 07/01/2014	350	372

Missouri State Housing Development Commission Revenue Bonds, (FHA Insured), Series 2001
5.250% due 12/01/2016	555	578

Springfield, Missouri Revenue Bonds, (FGIC Insured), Series 2006
4.750% due 08/01/2034	8,200	8,430

St. Louis County, Missouri Industrial Development Authority Revenue Bonds, Series 2005
5.000% due 11/01/2024	1,250	1,264

		13,835

NEVADA 1.5%
Clark County, Nevada School District General Obligation Bonds, (FSA Insured), Series 2004
5.000% due 06/15/2014	5,180	5,574

Nevada State General Obligation Notes, (MBIA Insured), Series 2006
5.000% due 07/01/2016	1,000	1,088

		6,662

NEW JERSEY 7.8%
Camden County, New Jersey Improvement Authority Revenue Notes, Series 2005
5.250% due 02/15/2009	550	560
5.250% due 02/15/2010	570	586

New Jersey State Economic Development Authority Revenue Bonds, Series 1998
0.000% due 04/01/2013	1,595	1,265
5.600% due 01/01/2012	1,000	1,008
6.000% due 11/01/2028	3,500	3,550
6.375% due 04/01/2018	1,500	1,741
6.375% due 04/01/2031	10,000	11,605
6.500% due 04/01/2031	2,115	2,509
6.625% due 09/15/2012	3,500	3,760
6.800% due 04/01/2018	730	835

New Jersey State General Obligation Bonds, Series 1992
6.000% due 02/15/2011	510	553

New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.125% due 06/01/2024	3,500	3,753
6.375% due 06/01/2032	1,000	1,136

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
New Jersey State Transportation Trust Fund Authority Revenue Bonds, (MBIA Insured), Series 2004
5.500% due 12/15/2015	$1,500	$1,686

		34,547

NEW MEXICO 0.1%
Santa Fe County, New Mexico Revenue Notes, Series 1998
5.250% due 05/15/2007	315	315

NEW YORK 8.9%
Long Island, New York Power Authority Revenue Notes, (MBIA Insured), Series 2006
4.811% due 09/01/2015	3,000	2,997

New York City, New York General Obligation Bonds, (MBIA Insured), Series 2005
5.000% due 08/01/2018	1,150	1,238

New York City, New York General Obligation Bonds, Series 2006
5.000% due 08/01/2022	4,000	4,254

New York City, New York General Obligation Revenue Bonds, (MBIA Insured), Series 2001
5.250% due 11/01/2015 (d)	2,000	2,144

New York City, New York General Obligation Revenue Bonds, Series 2004
5.000% due 08/01/2015	2,000	2,138

New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
2.798% due 03/01/2022	3,500	3,461

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.250% due 02/01/2029	5,275	5,560

New York State Dormitory Authority Revenue Bonds, (ACA Insured), Series 2000
5.850% due 07/01/2010	820	857

New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.250% due 08/15/2015	2,500	2,795

New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	3,800	4,178

New York State Dormitory Authority Revenue Bonds, Series 2006
5.000% due 12/15/2017	3,560	3,885

New York State Thruway Authority Revenue Bonds, Series 2007
5.000% due 04/01/2025	2,475	2,646

New York State Urban Development Corporations Revenue Bonds, Series 2002
5.500% due 01/01/2017	3,000	3,180

		39,333

NORTH CAROLINA 2.5%
Durham, North Carolina General Obligation Bonds, Series 2002
5.000% due 04/01/2021	550	579

North Carolina State Eastern Municipal Power Agency Revenue Bonds, Series 1993
7.000% due 01/01/2008	1,000	1,023

North Carolina State Eastern Municipal Power Agency Revenue Notes, Series 2003
5.500% due 01/01/2012	4,000	4,276

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
North Carolina State General Obligation Notes, Series 2006
5.000% due 06/01/2015	$2,050	$2,233

North Carolina State Medical Care Commission Revenue Bonds, Series 2006
5.000% due 11/01/2039	3,000	3,128

		11,239

OHIO 2.0%
Ohio State General Obligation Bonds, Series 2003
5.000% due 03/15/2014	5,255	5,650

Ohio State Water Development Authority Revenue Bonds, Series 2002
5.375% due 12/01/2020	1,100	1,187
5.375% due 12/01/2021	1,750	1,889

		8,726

OKLAHOMA 1.0%
Oklahoma State Development Finance Authority Revenue Bonds, Series 1999
5.625% due 08/15/2029	4,100	4,317

Oklahoma State Housing Finance Agency Single-Family Revenue Bonds, Series 2001
0.000% due 09/01/2032	985	239

		4,556

PENNSYLVANIA 0.4%
Allegheny County, Pennsylvania Hospital Development Authority Revenue Notes, Series 2005
4.500% due 04/01/2015	790	793

Delaware County, Pennsylvania Authority Hospital Revenue Bonds, Series 1998
4.900% due 12/01/2008	100	101

Delaware County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 1997
6.500% due 01/01/2008	725	739

		1,633

PUERTO RICO 0.6%
Commonwealth of Puerto Rico Government Development Bank Revenue Notes, Series 2006
5.000% due 12/01/2008	1,500	1,528

Puerto Rico Children’s Trust Fund Revenue Bonds, Series 2000
6.000% due 07/01/2026	150	161

Puerto Rico Children’s Trust Fund Revenue Notes, Series 2000
5.750% due 07/01/2010	750	798

		2,487

RHODE ISLAND 2.0%
Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2032	2,300	2,459
6.250% due 06/01/2042	6,025	6,477

		8,936

SOUTH CAROLINA 1.1%
Greenville County, South Carolina School District Revenue Bonds, (FSA Insured), Series 2006
5.000% due 12/01/2020	2,395	2,583

South Carolina State General Obligation Notes, Series 2005
5.000% due 08/01/2014	1,065	1,155

22	PIMCO Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
South Carolina State Medical University Hospital Facilities Revenue Bonds, Series 1999
5.700% due 07/01/2012	$1,000	$1,053

		4,791

TENNESSEE 3.5%
Nashville & Davidson Counties, Tennessee Metropolitan Government Health & Educational Revenue Notes, (RADIAN Insured), Series 1998
4.450% due 08/01/2007	1,000	1,002

Shelby County, Tennessee General Obligation Bonds, Series 2001
5.000% due 04/01/2023	1,000	1,050

Sullivan County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2002
6.250% due 09/01/2022	1,000	1,131

Sullivan County, Tennessee Industrial Development Board Revenue Bonds, (GNMA Insured), Series 1995
6.250% due 07/20/2015	665	678

Tennessee State Energy Acquisition Corporations Revenue Bonds, Series 2006
5.000% due 02/01/2027	5,000	5,373

Tennessee Sate Energy Acquisition Corporations Revenue Notes, Series 2006
5.000% due 09/01/2015	6,000	6,425

		15,659

TEXAS 12.3%
Bastrop, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
5.650% due 02/15/2035	2,765	3,006

Bexar County, Texas Housing Finance Corporations Multi-Family Revenue Bonds, Series 2001
4.875% due 06/15/2011	585	607

Birdville, Texas Independent School District General Obligations Bonds, (PSF-GTD Insured), Series 2007
0.000% due 02/15/2024	2,260	1,026

Brazos River, Texas Authority Revenue Bonds, (MBIA Insured), Series 1998
4.900% due 10/01/2015	1,500	1,615

Denton, Texas Independent School District General Obligations Bonds, (PSF-GTD Insured), Series 2006
0.000% due 08/15/2025	5,800	2,384

Ennis, Texas Independent School District 903 General Obligation Bonds, (PSF-GTD Insured), Series 2006
0.000% due 08/15/2033	9,155	2,601

Harris County, Texas General Obligation Bonds, (MBIA-IBC Insured), Series 1997
5.100% due 08/15/2015	250	251

Houston, Texas Airport Systems Revenue Bonds, (FGIC Insured), Series 2000
6.050% due 07/01/2025	2,500	2,539

Houston, Texas Airport Systems Revenue Bonds, Series 2001
6.750% due 07/01/2029	1,000	1,081

Houston, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 1999
5.250% due 02/15/2018	355	365

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Houston, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2005
0.000% due 02/15/2015	$8,640	$6,279

Houston, Texas Water & Sewer System Revenue Bonds, (FSA Insured), Series 2001
5.500% due 12/01/2017	1,000	1,073

Houston, Texas Water Conveyance System Certificates of Participation Bonds, (AMBAC Insured), Series 1993
6.250% due 12/15/2012	5,000	5,633

Lower Colorado River Authority, Texas Revenue Bonds, (MBIA Insured) Series 2006
4.750% due 05/15/2029	8,000	8,220

Midlothian, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 1999
0.000% due 02/15/2018	20	10

Municipal Securities Trust Certificates, Texas Revenue Bonds, Series 2006
5.616% due 04/01/2024	1,255	1,445

North Texas State Health Facilities Development Corporations Revenue Bonds, (AMBAC Insured), Series 2002
5.500% due 08/15/2017	1,000	1,089

North Texas State University Revenue Bonds, (FSA Insured), Series 1999
5.375% due 04/15/2014	250	259

Pasadena, Texas General Obligation Bonds, (FGIC Insured), Series 2002
5.125% due 04/01/2024	1,750	1,844

Red River, Texas Education Finance Revenue Bonds, Series 2000
5.750% due 05/15/2017	750	796

Rio Grande, Texas Consolidated Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2000
5.875% due 08/15/2018	1,825	1,952

Sabine River, Texas Pollution Control Authority Revenue Bonds, Series 2001
5.500% due 05/01/2022	1,000	1,021

San Antonio, Texas Electricity & Gas Revenue Bonds, Series 1997
5.500% due 02/01/2015	975	1,085

San Jacinto, Texas Community College District General Obligation Bonds, (FGIC Insured), Series 2001
5.000% due 02/15/2021	225	233

Tarrant County, Texas College District General Obligation Revenue Notes, Series 2005
5.000% due 02/15/2014	3,360	3,606

Texas Alliance Airport Authority Revenue Bonds, Series 2006
4.850% due 04/01/2021	1,000	1,019

Texas State Leander Independent School District General Obligation Revenue Bonds, (FGIC Insured), Series 2005
0.000% due 08/15/2023	1,195	543

Travis County, Texas Health Facilities Development Corporations Revenue Bonds, Series 1993
6.000% due 11/15/2022 (g)	1,400	1,535

University of Texas Revenue Notes, Series 2004
5.250% due 08/15/2012	1,000	1,074

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Waxahachie, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
0.000% due 08/15/2022	$1,000	$510

		54,701

VIRGIN ISLANDS 0.4%
Virgin Islands Public Finance Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	1,500	1,666

VIRGINIA 1.4%
Virginia State Housing Development Authority Revenue Bonds, (MBIA Insured), Series 2001
5.350% due 07/01/2031	1,000	1,040

Virginia State Public Building Authority Revenue Notes, Series 2005
5.000% due 08/01/2014	4,790	5,186

		6,226

WASHINGTON 3.3%
Snohomish County, Washington School District No. 2 Everett General Obligation Bonds, (FGIC Insured), Series 2006
5.000% due 12/01/2017	1,845	2,004

Washington State General Obligation Bonds, (AMBAC Insured), Series 2004
0.000% due 12/01/2019	2,520	1,473

Washington State General Obligation Notes, (AMBAC Insured), Series 2004
0.000% due 12/01/2011	5,435	4,550

Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.625% due 06/01/2032	5,000	5,501

Yakima County, Washington School District No. 208 General Obligation Bonds, (FSA Insured), Series 2007
5.000% due 12/01/2023	1,220	1,304

		14,832

WEST VIRGINIA 0.7%
Berkeley Brooke & Fayette Counties, West Virginia Revenue Bonds, Series 1983
0.000% due 12/01/2014	4,115	3,025

WISCONSIN 3.4%
Hudson, Wisconsin School District General Obligation Bonds, (FGIC Insured), Series 2002
5.000% due 10/01/2017	1,420	1,511
5.000% due 10/01/2019	1,040	1,107

South Milwaukee, Wisconsin School District General Obligation Notes, (FGIC Insured), Series 2002
3.750% due 04/01/2011	385	386

Wisconsin State Clean Water Revenue Bonds, Series 2002
5.000% due 06/01/2018	100	105
5.000% due 06/01/2019	100	105
5.000% due 06/01/2020	100	105
5.100% due 06/01/2021	100	105
5.100% due 06/01/2022	100	105
5.100% due 06/01/2023	100	105
5.250% due 06/01/2016	50	53
5.250% due 06/01/2017	50	54

Wisconsin State General Obligation Bonds, (FSA Insured), Series 2001
5.250% due 05/01/2020	3,000	3,213

See Accompanying Notes	Annual Report	March 31, 2007	23

Schedule of Investments Municipal Bond Fund (Cont.)	March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Wisconsin State Housing & Economic Development Revenue Bonds, (MBIA Insured), Series 2002
4.700% due 11/01/2012	$1,225	$1,274

Wisconsin State Housing & Economic Development Revenue Bonds, (MBIA Insured), Series 2003
5.350% due 11/01/2022	4,725	4,924

Wisconsin State Housing & Economic Development Revenue Notes, (MBIA Insured), Series 2002
4.700% due 05/01/2012	1,935	2,001

		15,153

Total Municipal Bonds & Notes (Cost $452,822)		465,846

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 0.7%

REPURCHASE AGREEMENTS 0.6%
State Street Bank and Trust Co.
4.900% due 04/02/2007	$2,631	$2,631

(Dated 03/30/2007. Collateralized by Federal Home Loan Bank 4.500% due 05/21/2007 valued at $2,685. Repurchase proceeds are $2,632.)

U.S. TREASURY BILLS 0.1%
4.909% due 06/14/2007 (b)(e)	420	415

Total Short-Term Instruments (Cost $3,047)		3,046

Total Investments 105.6% (Cost $455,869)		$468,892

Other Assets and Liabilities (Net) (5.6%)		(24,836)

Net Assets 100.0%		$444,056

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Security becomes interest bearing at a future date.
(d)	Securities represent fixed-rate municipal bonds transferred to a trust in a financing transaction in which the Fund acquired Residual Interest Municipal Bonds. Refer to Note 2(h) in the Notes to Financial Statements for additional information.
(e)	Securities with an aggregate market value of $416 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 5-Year Note June Futures	Long	06/2007	100	$33
U.S. Treasury 30-Year Bond June Futures	Short	06/2007	282	438

				$471

(f)	Swap agreements outstanding on March 31, 2007:

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	12/15/2014	$52,800	$2,551

(g)	Restricted securities as of March 31, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Travis County, Texas Health Facilities Development Corporations Revenue Bonds, Series 1993	6.000%	11/15/2022	09/20/2002	$1,502	$1,535	0.35%

24	PIMCO Funds	See Accompanying Notes

Schedule of Investments New York Municipal Bond Fund	March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS & NOTES 87.3%

ALABAMA 1.2%
Montgomery, Alabama Medical Clinic Board Revenue Bonds, Series 2006
4.750% due 03/01/2036	$750	$739

ARKANSAS 0.4%
University of Arkansas Revenue Bonds, (MBIA Insured), Series 2004
5.000% due 11/01/2034	250	263

CALIFORNIA 2.5%
Imperial, California Community College District General Obligation Bonds, (XLCA Insured), Series 2006
0.000% due 08/01/2029	1,490	541

Indian Wells, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2006
4.750% due 09/01/2034	1,000	1,026

		1,567

ILLINOIS 0.8%
Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 11/01/2019	900	528

INDIANA 0.8%
Mishawaka, Indiana School Building Corp. Revenue Bonds, (FSA Insured), Series 2006
4.250% due 01/15/2026	500	481

NEW YORK 72.7%
Amherst, New York General Obligation Notes, (FGIC Insured), Series 1999
5.500% due 12/01/2008	150	153

Buffalo, New York Fiscal Stability Authority Revenue Notes, (MBIA Insured), Series 2005
5.000% due 09/01/2014	1,040	1,127

Buffalo, New York Municipal Water Systems Finance Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 07/01/2027	500	533

East Rochester, New York Housing Authority Revenue Bonds, Series 2006
5.500% due 08/01/2033	100	102

Erie County, New York Industrial Development Agency Revenue Bonds, (FSA Insured), Series 2004
5.750% due 05/01/2025	1,000	1,111

Hudson Yards Infrastructure Corp., New York Revenue Bonds, (MBIA Insured), Series 2006
4.500% due 02/15/2047	3,000	2,961

Jay Street Development Corp., New York Revenue Bonds, Series 2005
3.630% due 05/01/2022	1,200	1,200

Liberty, New York Development Corporations Revenue Bonds, Series 2005
5.250% due 10/01/2035	525	601

Long Island, New York Power Authority Revenue Notes, (MBIA Insured), Series 2006
4.811% due 09/01/2015	500	499

New York City, New York General Obligation Bonds, (MBIA Insured), Series 1994
3.760% due 08/01/2013	1,000	1,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
New York City, New York General Obligation Bonds, (MBIA Insured), Series 2005
5.000% due 08/01/2018	$500	$538

New York City, New York General Obligation Bonds, Series 1993
3.660% due 08/01/2017	1,000	1,000

New York City, New York General Obligation Bonds, Series 1997
5.250% due 08/01/2021	100	101

New York City, New York General Obligation Bonds, Series 2006
5.000% due 08/01/2022	1,000	1,063

New York City, New York General Obligation Notes, (MBIA-IBC Insured), Series 2002
5.750% due 08/01/2011	250	271

New York City, New York General Obligation Notes, Series 2005
5.000% due 04/01/2011	250	262

New York City, New York Industrial Development Agency Revenue Bonds, (AMBAC Insured), Series 2006
5.000% due 02/01/2036	500	527

New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
2.798% due 03/01/2022	1,400	1,384

New York City, New York Industrial Development Agency Revenue Bonds, Series 2001
5.500% due 07/01/2028	250	259

New York City, New York Industrial Development Agency Revenue Bonds, Series 2002
6.450% due 07/01/2032	250	264

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.500% due 06/15/2037	1,000	990

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2000
5.500% due 11/01/2029	500	532

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
3.670% due 11/01/2022	1,000	1,000
5.000% due 08/01/2024	525	550
5.250% due 02/01/2029	500	527

New York City, New York Transitional Finance Authority Revenue Notes, Series 2002
5.250% due 11/01/2011	600	641

New York City, New York Transitional Finance Authority Revenue Notes, Series 2003
5.000% due 08/01/2010	395	412

New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.250% due 08/15/2015	250	279

New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2000
5.590% due 08/15/2022	250	260

New York State Dormitory Authority Revenue Bonds, (MBIA State Aid Withholding Insured), Series 2002
5.000% due 10/01/2030	750	786

New York State Dormitory Authority Revenue Bonds, Series 1997
3.660% due 07/01/2012	265	265

New York State Dormitory Authority Revenue Bonds, Series 2000
6.000% due 07/01/2010	150	159

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	$400	$440

New York State Dormitory Authority Revenue Bonds, Series 2005
5.000% due 03/15/2035	750	790

New York State Dormitory Authority Revenue Bonds, Series 2006
5.000% due 12/15/2017	1,000	1,091
5.000% due 07/01/2026	500	519

New York State Dormitory Authority Revenue Bonds, Series 2007
5.000% due 07/01/2021	1,000	1,071
5.000% due 02/15/2037	1,000	1,051

New York State Dormitory Authority Revenue Notes, (FGIC FHA 242 Insured), Series 2005
5.000% due 02/01/2013	965	1,027

New York State Dormitory Authority Revenue Notes, (FSA Insured), Series 1998
4.750% due 07/01/2008	150	152

New York State Dormitory Authority Revenue Notes, (FSA Insured), Series 2001
5.000% due 07/01/2011	455	478

New York State Dormitory Authority Revenue Notes, (MBIA Insured), Series 2003
5.000% due 07/01/2011	250	264

New York State Dormitory Authority Revenue Notes, (MBIA State Aid Withholding Insured), Series 2002
5.000% due 10/01/2012	500	534

New York State Dormitory Authority Revenue Notes, Series 2001
5.250% due 07/01/2010	860	888

New York State Dormitory Authority Revenue Notes, Series 2007
4.000% due 08/15/2014	1,765	1,781

New York State Environmental Facilities Corporations Revenue Bonds, Series 2002
4.550% due 05/01/2012	500	503
5.000% due 06/15/2014	400	425

New York State Environmental Facilities Corporations Revenue Notes, Series 2002
5.000% due 06/15/2012	500	533

New York State Housing Finance Agency Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 09/15/2030	1,000	1,054

New York State Local Government Assistance Corporations Revenue Bonds, (FGIC Insured), Series 2003
3.590% due 04/01/2021	500	500

New York State Local Government Assistance Corporations Revenue Bonds, (General Obligations Insured), Series 1993
6.000% due 04/01/2014	320	358

New York State Local Government Assistance Corporations Revenue Bonds, (MBIA Insured), Series 1997
5.125% due 04/01/2013	150	154

New York State Metropolitan Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 11/15/2032	200	210

New York State Metropolitan Transportation Authority Revenue Bonds, Series 2006
5.000% due 11/15/2035	1,000	1,050

See Accompanying Notes	Annual Report	March 31, 2007	25

Schedule of Investments New York Municipal Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
New York State Mortgage Agency Homeowner Mortgage Revenue Bonds, Series 2006
4.700% due 10/01/2031	$500	$504

New York State Power Authority Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 11/15/2020	500	536

New York State Sales Tax Asset Receivables Corporations Revenue Bonds, (MBIA Insured), Series 2004
5.250% due 10/15/2018	1,000	1,091

New York State Thruway Authority Highway & Bridge Trust Revenue Notes, (FSA Insured), Series 2003
5.000% due 04/01/2010	250	260

New York State Thruway Authority Highway & Bridge Trust Revenue Notes, (FSA Insured), Series 2005
5.000% due 04/01/2014	500	540
5.000% due 04/01/2015	500	543

New York State Thruway Authority Highway & Bridge Trust Revenue Notes, (MBIA Insured), Series 2002
5.250% due 04/01/2011	500	530

New York State Thruway Authority Revenue Bonds, (FSA Insured), Series 2005
4.750% due 01/01/2030	1,000	1,034

New York State Triborough Bridge & Tunnel Authority Revenue Notes, (MBIA-IBC Insured), Series 2002
5.000% due 11/15/2010	500	524

New York State TSASC, Inc. Revenue Bonds, Series 2002
5.000% due 07/15/2014	750	797

New York State Urban Development Corporations Revenue Bonds, Series 2002
5.500% due 01/01/2017	500	530

New York State Urban Development Corporations Revenue Notes, Series 2003
5.000% due 03/15/2011	495	520

Niagara County, New York Industrial Development Agency Revenue Bonds, (GMNA Insured), Series 2006
5.000% due 07/20/2038	500	505

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Orange County, New York General Obligation Notes, Series 2005
5.000% due 07/15/2013	$500	$537

Schenectady, New York Industrial Development Agency Revenue Bonds, Series 2001
5.500% due 07/01/2016	500	546

Spencerport, New York Central School District General Obligation Bonds, (MBIA State Aid Withholding Insured), Series 2002
5.000% due 06/15/2019	250	264

Troy, New York Industrial Development Agency Revenue Bonds, Series 2002
5.500% due 09/01/2015	500	542

		46,033

PUERTO RICO 6.8%
Commonwealth of Puerto Rico General Obligation Bonds, (Assured Guarantee Insured), Series 2006
5.231% due 07/01/2020	1,000	989

Commonwealth of Puerto Rico General Obligation Bonds, Series 2006
5.000% due 07/01/2035	250	261

Commonwealth of Puerto Rico Government Development Bank Revenue Notes, Series 2006
5.000% due 12/01/2008	1,000	1,019

Commonwealth of Puerto Rico Highway & Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.500% due 07/01/2013	200	220

Commonwealth of Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2002
5.750% due 07/01/2041	1,000	1,101

Puerto Rico Children’s Trust Fund Revenue Bonds, Series 2000
6.000% due 07/01/2026	100	107

Puerto Rico Public Finance Corporations Revenue Bonds, Series 2004
5.750% due 08/01/2027	550	589

		4,286

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TEXAS 1.7%
Coppell, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2001
0.000% due 08/15/2016	$805	$546

Houston, Texas Utility System Revenue Bonds, (FSA Insured), Series 2005
4.750% due 11/15/2030	400	410

Waco, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2001
5.000% due 08/15/2021	120	127

		1,083

VIRGIN ISLANDS 0.4%
Virgin Islands Public Finance Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	250	278

Total Municipal Bonds & Notes (Cost $54,902)		55,258

SHORT-TERM INSTRUMENTS 10.9%

REPURCHASE AGREEMENTS 10.8%
State Street Bank and Trust Co.
4.900% due 04/02/2007	6,823	6,823

(Dated 03/30/2007. Collateralized by Federal Home Loan Bank 4.500% due 05/21/2007 valued at $6,963. Repurchase proceeds are $6,826.)

U.S. TREASURY BILLS 0.1%
4.955% due 06/14/2007 (a)	50	49

Total Short-Term Instruments (Cost $6,872)		6,872

Total Investments 98.2% (Cost $61,774)		$62,130

Other Assets and Liabilities (Net) 1.8%		1,170

Net Assets 100.0%		$63,300

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Securities with an aggregate market value of $49 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 30-Year Bond June Futures	Short	06/2007	10	$17

26	PIMCO Funds	See Accompanying Notes

Schedule of Investments Short Duration Municipal Income Fund	March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS & NOTES 98.0%

ALABAMA 2.8%
Daphne, Alabama Special Care Facilities Financing Authority Revenue Bonds, Series 1988
0.000% due 08/15/2028	$3,500	$3,326

Jefferson County, Alabama Limited Obligation Revenue Notes, Series 2004
5.000% due 01/01/2009	1,100	1,124
5.250% due 01/01/2013	4,350	4,670

		9,120

ALASKA 0.4%
North Slope Boro, Alaska General Obligation Notes, (MBIA Insured), Series 2000
0.000% due 06/30/2008	1,345	1,285

ARIZONA 4.1%
Arizona State Greater Arizona Development Authority Infrastructure Revenue Notes, (MBIA Insured), Series 2005
5.000% due 08/01/2011	2,195	2,314
5.000% due 08/01/2012	2,305	2,454

Arizona State Water Infrastructure Finance Authority Revenue Bonds, Series 2004
5.000% due 10/01/2014	2,000	2,169

Maricopa, Arizona Hospital Revenue Notes, Series 2005
5.000% due 04/01/2010	2,000	2,057

Nogales, Arizona Revenue Bonds, Series 2006
3.750% due 10/01/2046	1,000	1,000

Phoenix, Arizona Civic Improvement Corp. Revenue Bonds, (MBIA Insured), Series 2004
5.000% due 07/01/2015	3,000	3,238

		13,232

CALIFORNIA 12.3%
Culver, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2023	620	654

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
5.000% due 06/01/2021	6,340	6,360
6.250% due 06/01/2033	25,360	28,033

Imperial, California Community College District General Obligation Bonds, (XLCA Insured), Series 2006
0.000% due 08/01/2030	2,275	788

Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2014	3,595	2,707

Pittsburg, California Redevelopment Agency Tax Allocation Notes, (MBIA Insured), Series 2003
5.000% due 08/01/2011	825	872

		39,414

CONNECTICUT 0.2%
New Britain, Connecticut General Obligation Notes, Series 2003
4.000% due 04/15/2007	560	560

DISTRICT OF COLUMBIA 0.2%
District of Columbia Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 04/01/2040 (a)(c)	1,000	606

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FLORIDA 1.0%
Collier, Florida Multi-Family Housing Finance Authority Revenue Notes, Series 2002
4.600% due 08/15/2011	$665	$688

Dade County, Florida Guaranteed Entitlement Revenue Bonds, (MBIA Insured), Series 1995
0.000% due 02/01/2018	2,000	1,065

Gulf Breeze, Florida Revenue Bonds, (MBIA Insured), Series 1997
5.359% due 12/01/2017	500	527

Hillsborough County, Florida Utility Revenue Bonds, Series 1978
6.200% due 12/01/2008	170	173

Orlando, Florida Waste Water System Revenue Bonds, Series 1997
7.276% due 10/01/2015	750	750

		3,203

ILLINOIS 3.8%
De Kalb County, Illinois Community Unit School District No. 424 General Obligation Bonds, (AMBAC Insured), Series 2001
0.000% due 01/01/2018	2,000	1,273

Geneva, Illinois Revenue Bonds, (FSA Insured), Series 2003
5.000% due 05/01/2016	1,425	1,506

Illinois State Finance Authority Revenue Notes, Series 2004
5.250% due 11/15/2012	1,000	1,063

Illinois State General Obligation Notes, (MBIA Insured), Series 2002
5.250% due 08/01/2011	2,000	2,128

Illinois State Sales Tax Revenue Notes, Series 2004
5.000% due 06/15/2011	1,225	1,286

Kane County, Illinois Community Unit School District No. 304 Geneva General Obligation Notes, (FGIC Insured), Series 2004
0.000% due 01/01/2014	1,000	765

Kendall, Kane & Will Counties, Illinois High School Districts General Obligation Notes, (FSA Insured), Series 2003
0.000% due 10/01/2012	2,000	1,618

McHenry & Kane Counties, Illinois Community Consolidated School District No. 158 General Obligation Notes, (FGIC Insured), Series 2004
0.000% due 01/01/2009	1,390	1,302

Sangamon County, Illinois School District No. 186 Springfield General Obligation Notes, (FGIC Insured), Series 2004
0.000% due 10/01/2008	1,225	1,151
0.000% due 10/01/2010	15	13

		12,105

INDIANA 1.2%
Indiana State Health Facility Financing Authority Revenue Notes, Series 2005
5.000% due 11/01/2010	3,700	3,852

KANSAS 0.1%
Wichita, Kansas Water & Sewer Utility Revenue Notes, (FGIC Insured), Series 2003
5.000% due 10/01/2010	355	371

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MASSACHUSETTS 6.9%
Commonwealth of Massachusetts General Obligation Bonds, (FSA Insured), Series 2006
3.810% due 11/01/2019	$3,000	$2,926

Commonwealth of Massachusetts General Obligation Bonds, (MBIA-IBC Insured), Series 1996
6.000% due 11/01/2011	1,500	1,649

Commonwealth of Massachusetts General Obligation Bonds, Series 1998
5.250% due 04/01/2011	1,000	1,026

Commonwealth of Massachusetts Revenue Bonds, (FGIC Insured), Series 2004
2.017% due 01/01/2016	3,200	3,398

Massachusetts State Bay Transportation Authority Revenue Bonds, Series 2004
1.071% due 07/01/2020	7,005	6,885

Massachusetts State Municipal Wholesale Electric Co. Revenue Bonds, (AMBAC Insured), Series 1993
5.450% due 07/01/2018	1,400	1,417

Massachusetts State Municipal Wholesale Electric Co. Revenue Notes, (MBIA Insured), Series 2001
5.000% due 07/01/2010	1,000	1,039

Massachusetts State Port Authority Revenue Bonds, (FSA-CR Insured), Series 1998
5.500% due 07/01/2014	1,000	1,031

Worcester, Massachusetts General Obligation Bonds, (FGIC Insured), Series 2001
5.500% due 10/01/2012	2,635	2,824

		22,195

MICHIGAN 1.2%
Clintondale, Michigan Community Schools General Obligation Notes, (FGIC Q-SBLF Insured), Series 2004
5.000% due 05/01/2011	960	1,009

Michigan State General Obligation Bonds, Series 1992
6.250% due 11/01/2012	2,750	2,997

		4,006

MISSOURI 2.1%
Springfield, Missouri Revenue Bonds, (FGIC Insured), Series 2006
4.750% due 08/01/2034	6,500	6,682

NEVADA 2.3%
Clark County, Nevada General Obligation Bonds, (AMBAC Insured), Series 2004
5.000% due 12/01/2015	3,910	4,211

Nevada State General Obligation Notes, (MBIA Insured), Series 2006
5.000% due 07/01/2016	3,020	3,285

		7,496

NEW JERSEY 0.7%
New Jersey State Economic Development Authority Revenue Bonds, Series 1998
6.375% due 04/01/2018	500	580

New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.125% due 06/01/2024	1,500	1,609

		2,189

See Accompanying Notes	Annual Report	March 31, 2007	27

Schedule of Investments  Short Duration Municipal Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
NEW YORK 12.6%
Long Island, New York Power Authority Revenue Notes, (MBIA Insured), Series 2006
4.811% due 09/01/2015	$5,000	$4,995

New York City, New York General Obligation Bonds, (FGIC Insured), Series 1998
5.250% due 08/01/2010	2,505	2,584

New York City, New York General Obligation Bonds, Series 2001
5.250% due 08/01/2012	1,350	1,433

New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
2.798% due 03/01/2022	8,000	7,911

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.500% due 11/01/2026	100	107

New York City, New York Transitional Finance Authority Revenue Notes, (FSA Insured), Series 2003
5.250% due 02/01/2012	2,405	2,576

New York City, New York Transitional Finance Authority Revenue Notes, Series 2005
5.000% due 11/01/2011	1,400	1,481

New York State Dormitory Authority Revenue Bonds, (FGIC-TCRS Insured), Series 1993
5.750% due 07/01/2009	8,085	8,330

New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	800	879

New York State Dormitory Authority Revenue Bonds, Series 2007
5.000% due 02/15/2037	1,500	1,576

New York State Local Government Assistance Corporations Revenue Notes, (FSA Insured), Series 2003
5.000% due 04/01/2012	500	532

New York State Tobacco Settlement Financing Corporations Revenue Notes, Series 2003
5.250% due 06/01/2012	4,000	4,003

New York State TSASC Inc. Revenue Bonds, Series 2002
5.000% due 07/15/2014	2,000	2,127

New York State Urban Development Corporations Revenue Bonds, Series 2002
5.500% due 01/01/2017	2,000	2,120

		40,654

NORTH CAROLINA 0.6%
North Carolina State General Obligation Notes, Series 2006
5.000% due 06/01/2015	1,750	1,906

OHIO 2.9%
Ohio State Air Quality Development Authority Revenue Bonds, Series 1995
5.000% due 11/01/2015	1,000	1,053

Ohio State General Obligation Bonds, Series 2003
5.000% due 03/15/2014	3,500	3,763

Ohio State Revenue Notes, (AMBAC Insured), Series 2004
5.000% due 08/01/2011	4,190	4,407

		9,223

OKLAHOMA 2.0%
Oklahoma City, Oklahoma General Obligation Bonds, Series 1999
5.000% due 07/01/2011	100	103

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Oklahoma State Development Finance Authority Revenue Bonds, Series 1999
5.625% due 08/15/2029	$5,900	$6,213

		6,316

OREGON 0.4%
Oregon State Facilities Authority Revenue Notes, Series 2005
5.000% due 10/01/2011	795	822
5.000% due 10/01/2012	435	452

		1,274

PUERTO RICO 3.9%
Commonwealth of Puerto Rico Highway & Transportation Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 07/01/2035	1,400	1,457

Commonwealth of Puerto Rico Highway & Transportation Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 07/01/2026	2,600	2,706

Commonwealth of Puerto Rico Government Development Bank Revenue Notes, Series 2006
5.000% due 12/01/2008	8,000	8,149

Puerto Rico Children’s Trust Fund Revenue Notes, Series 2000
5.750% due 07/01/2010	250	266

		12,578

TENNESSEE 1.6%
Nashville & Davidson Counties, Tennessee Health & Educational Facilities Revenue Bonds, Series 1977
6.100% due 07/01/2010	275	285

Tennessee State Energy Acquisition Corporations Revenue Notes, Series 2006
5.000% due 09/01/2015	4,600	4,925

		5,210

TEXAS 15.2%
Birdville, Texas Independent School District General Obligations Bonds, (PSF-GTD Insured), Series 2007
0.000% due 02/15/2023	3,510	1,675

Dallas, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2004
5.000% due 02/15/2012	2,450	2,592

Ennis, Texas Independent School District 903 General Obligation Bonds, (PSF-GTD Insured), Series 2006
0.000% due 08/15/2032	4,055	1,211

Fort Worth, Texas Water & Sewer Revenue Notes, (FSA Insured), Series 2003
5.000% due 02/15/2012	2,500	2,647

Houston, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2005
0.000% due 02/15/2015	16,000	11,628

Houston, Texas Water Conveyance System Certificates of Participation Bonds, (AMBAC Insured), Series 1993
6.125% due 12/15/2009	1,000	1,063
6.800% due 12/15/2011	3,000	3,385

Lower Colorado River Authority, Texas Revenue Bonds, (FSA Insured), Series 1999
6.000% due 05/15/2010	400	423

Lower Colorado River Authority, Texas Revenue Bonds, (MBIA Insured) Series 2006
4.750% due 05/15/2029	5,665	5,821

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Montgomery County, Texas General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 03/01/2029	$4,000	$4,157

Sabine River, Texas Pollution Control Authority Revenue Bonds, Series 2001
5.500% due 05/01/2022	1,000	1,021

San Antonio, Texas Electricity & Gas Revenue Bonds, Series 2005
3.550% due 12/01/2027	1,500	1,499

Southeast Texas State Hospital Financing Agency Revenue Bonds, Series 1979
7.500% due 12/01/2009	455	481

Texas State Municipal Power Agency Revenue Bonds, (AMBAC Insured), Series 1989
0.000% due 09/01/2008	1,200	1,139

University of Texas Revenue Notes, Series 2004
5.250% due 08/15/2013	9,355	10,148

		48,890

VIRGINIA 2.0%
Virginia State Public Building Authority Revenue Bonds, (MBIA Insured), Series 2004
5.250% due 08/01/2014	5,000	5,489

Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2005
5.250% due 06/01/2019	750	786

		6,275

WASHINGTON 8.0%
Everett, Washington Water & Sewer Revenue Notes, (MBIA Insured), Series 2003
4.500% due 07/01/2011	1,495	1,542

Pierce County, Washington School District No. 3 Puyallup General Obligation Notes, (FSA School Bond Insured), Series 2004
5.000% due 06/01/2011	5,990	6,290

Washington State Energy Northwest Revenue Notes, (AMBAC Insured), Series 2004
5.250% due 07/01/2009	2,250	2,327

Washington State Energy Northwest Revenue Notes, (MBIA Insured), Series 2003
5.500% due 07/01/2012	1,500	1,627

Washington State General Obligation Bonds, (AMBAC Insured), Series 2004
0.000% due 12/01/2019	2,960	1,730

Washington State General Obligation Bonds, Series 2001
5.000% due 01/01/2012	2,000	2,089

Washington State General Obligation Notes, (AMBAC Insured), Series 2004
0.000% due 12/01/2008	1,775	1,658

Washington State Tobacco Settlement Authority Revenue Notes, Series 2002
5.250% due 06/01/2010	8,245	8,515

		25,778

WEST VIRGINIA 0.0%
Kanawha County, West Virginia Residential Mortgage Revenue Bonds, (FGIC Insured), Series 1979
7.375% due 09/01/2010	90	96

WISCONSIN 9.5%
Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Notes, Series 2002
5.000% due 06/01/2008	2,240	2,266

28	PIMCO Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Milwaukee County, Wisconsin General Obligation Notes, (MBIA Insured), Series 2005
5.000% due 10/01/2013	$10,000	$10,715

Wisconsin State General Obligation Notes, (MBIA Insured), Series 2004
5.000% due 05/01/2012	3,000	3,183

Wisconsin State Housing & Economic Development Revenue Bonds, (MBIA Insured), Series 2003
5.350% due 11/01/2022	8,950	9,327

Wisconsin State Housing & Economic Development Revenue Notes, (MBIA Insured), Series 2002
4.500% due 05/01/2010	1,995	2,039
4.500% due 11/01/2010	2,070	2,123

Wisconsin State Petroleum Revenue Notes, (FSA Insured), Series 2004
5.000% due 07/01/2012	1,000	1,047

		30,700

Total Municipal Bonds & Notes (Cost $315,402)		315,216

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 0.9%

REPURCHASE AGREEMENTS 0.8%
State Street Bank and Trust Co.
4.900% due 04/02/2007	$2,590	$2,590

(Dated 03/30/2007. Collateralized by Federal Home Loan Bank 3.875% due 06/08/2007 valued at $2,644. Repurchase proceeds are $2,591.)

U.S. TREASURY BILLS 0.1%
4.964% due 05/31/2007 - 06/14/2007 (b)(d)	430	426

Total Short-Term Instruments (Cost $3,016)		3,016

Total Investments 98.9% (Cost $318,418)		$318,232

Other Assets and Liabilities (Net) 1.1%		3,498

Net Assets 100.0%		$321,730

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Security becomes interest bearing at a future date.
(d)	Securities with an aggregate market value of $426 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 10-Year Note June Futures	Short	06/2007	61	$2
U.S. Treasury 30-Year Bond June Futures	Short	06/2007	200	389

				$391

(e)	Swap agreements outstanding on March 31, 2007:

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/20/2017	$109,200	$2,486

See Accompanying Notes	Annual Report	March 31, 2007	29

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

California Intermediate Municipal Bond Fund
Class D
03/31/2007	$9.83	$0.36	$0.10	$0.46	$(0.36)	$0.00
03/31/2006(f)	9.96	0.35	(0.13)	0.22	(0.35)	0.00
03/31/2005(f)	10.22	0.38	(0.26)	0.12	(0.38)	0.00
03/31/2004	10.22	0.38	0.00	0.38	(0.38)	0.00
03/31/2003	10.16	0.40	0.12	0.52	(0.41)	(0.05)

California Short Duration Municipal Income Fund
Class D
08/31/2006 - 03/31/2007	$10.00	$0.17	$0.04	$0.21	$(0.17)	$0.00

High Yield Municipal Bond Fund
Class D
07/31/2006 - 03/31/2007	$10.00	$0.31	$0.64	$0.95	$(0.31)	$(0.01)

Municipal Bond Fund
Class D
03/31/2007	$10.18	$0.38	$0.13	$0.51	$(0.38)	$0.00
03/31/2006(f)	10.14	0.37	0.02	0.39	(0.35)	0.00
03/31/2005(f)	10.32	0.39	(0.19)	0.20	(0.38)	0.00
03/31/2004	10.18	0.38	0.14	0.52	(0.38)	0.00
03/31/2003	10.03	0.42	0.18	0.60	(0.42)	(0.03)

New York Municipal Bond Fund
Class D
03/31/2007	$10.76	$0.37	$0.14	$0.51	$(0.37)	$(0.02)
03/31/2006	10.77	0.33	0.00	0.33	(0.33)	(0.01)
03/31/2005	10.87	0.33	(0.10)	0.23	(0.33)	0.00
03/31/2004	10.68	0.32	0.22	0.54	(0.33)	(0.02)
03/31/2003	10.35	0.36	0.49	0.85	(0.40)	(0.12)

Short Duration Municipal Income Fund
Class D
03/31/2007	$9.96	$0.31	$(0.01)	$0.30	$(0.31)	$0.00
03/31/2006(f)	9.95	0.31	0.01	0.32	(0.31)	0.00
03/31/2005	10.17	0.24	(0.22)	0.02	(0.24)	0.00
03/31/2004	10.16	0.19	(0.01)	0.18	(0.17)	0.00
03/31/2003	10.17	0.23	(0.02)	0.21	(0.22)	0.00

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) PIMCO and the Distributor have contractually agreed to waive 0.05% of the Fund’s administrative fee and distribution and/or service/12b-1 Fees.

(c) Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.025% to 0.225%.

(d) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.21%.

(e) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.59%.

(f) As restated. Refer to Note 11 in the Notes to Financial Statements for information regarding the restatement.

30	PIMCO Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$(0.36)	$9.93	4.74%	$2,358	0.82	5%	0.82	5%	3.63%	59%
(0.35)	9.83	2.26	2,402	0.94	(c)	0.84	(c)	3.57	131
(0.38)	9.96	1.20	4,078	1.01		0.85		3.77	43
(0.38)	10.22	3.78	4,449	0.85		0.85		3.74	137
(0.46)	10.22	5.16	6,046	0.85		0.85		3.91	101

$(0.17)	$10.04	2.12%	$10	0.70	%*(d)	0.70	%*(d)	2.92%*	83%

$(0.32)	$10.63	9.61%	$3,426	0.95	%*(e)	0.95	%*(e)	4.42%*	94%

$(0.38)	$10.31	5.12%	$45,707	0.88	5%	0.82	5%	3.69%	76%
(0.35)	10.18	3.94	36,022	1.07	(c)	0.84	(c)	3.64	63
(0.38)	10.14	2.03	25,132	1.03		0.85		3.88	56
(0.38)	10.32	5.20	24,732	0.85		0.85		3.70	115
(0.45)	10.18	6.10	21,509	0.85		0.85		4.08	108

$(0.39)	$10.88	4.81%	$11,583	0.86	5%	0.82	5%	3.43%	29%
(0.34)	10.76	3.08	5,625	0.84	(c)	0.84	(c)	3.02	48
(0.33)	10.77	2.17	3,348	0.85		0.85		3.07	42
(0.35)	10.87	5.09	3,032	0.85		0.85		3.00	147
(0.52)	10.68	8.35	1,491	0.85		0.85		3.36	227

$(0.31)	$9.95	3.09%	$30,392	0.75	%(b)	0.70	%(b)	3.15%	71%
(0.31)	9.96	3.24	28,517	0.80	(b)	0.70	(b)	3.09	79
(0.24)	9.95	0.22	33,141	0.78	(b)	0.78	(b)	2.41	104
(0.17)	10.17	1.83	42,004	0.80		0.80		1.83	226
(0.22)	10.16	2.10	9,210	0.80		0.80		2.22	152

Annual Report	March 31, 2007	31

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	California Intermediate Municipal Bond Fund	California Short Duration Municipal Income Fund	High Yield Municipal Bond Fund	Municipal Bond Fund	New York Municipal Bond Fund	Short Duration Municipal Income Fund

Assets:
Investments, at value	$139,847	$4,136	$48,706	$468,892	$55,307	$318,232
Repurchase agreements, at value	0	0	0	0	6,823	0
Cash	0	0	1	54	0	7
Receivable for investments sold	0	0	970	0	0	0
Receivable for Fund shares sold	18	1,168	3,124	1,426	601	182
Interest and dividends receivable	1,608	26	427	5,972	642	3,820
Variation margin receivable	14	0	4	835	3	609
Manager reimbursement receivable	0	37	74	0	0	0
Unrealized appreciation on swap agreements	0	0	0	2,551	0	2,486
Other assets	1	0	0	23	0	0
	141,488	5,367	53,306	479,753	63,376	325,336

Liabilities:
Payable for investments purchased	$1,128	$0	$4,255	$25,427	$0	$620
Payable for floating rate notes issued	0	0	0	5,241	0	0
Payable for Fund shares redeemed	176	0	75	947	13	1,102
Dividends payable	47	1	49	334	29	164
Accrued investment advisory fee	28	1	11	87	12	59
Accrued administration fee	31	1	13	114	15	62
Accrued distribution fee	0	0	1	51	0	7
Accrued servicing fee	8	0	6	48	7	27
Variation margin payable	6	0	0	753	0	539
Swap premiums received	0	0	0	2,160	0	1,026
Other liabilities	0	0	0	535	0	0
	1,424	3	4,410	35,697	76	3,606

Net Assets	$140,064	$5,364	$48,896	$444,056	$63,300	$321,730

Net Assets Consist of:
Paid in capital	$141,075	$5,353	$48,410	$435,166	$62,825	$334,312
Undistributed (overdistributed) net investment income	292	0	1	450	(19)	(7)
Accumulated undistributed net realized gain (loss)	(5,209)	1	(2)	(7,595)	121	(15,266)
Net unrealized appreciation	3,906	10	487	16,035	373	2,691
	$140,064	$5,364	$48,896	$444,056	$63,300	$321,730

Net Assets:
Class D	$2,358	$10	$3,426	$45,707	$11,583	$30,392
Other Classes	137,706	5,354	45,470	398,349	51,717	291,338

Shares Issued and Outstanding:
Class D	237	1	322	4,432	1,065	3,056

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Class D	$9.93	$10.04	$10.63	$10.31	$10.88	$9.95

Cost of Investments Owned	$136,033	$4,127	$48,243	$455,869	$54,951	$318,418
Cost of Repurchase Agreements Owned	$0	$0	$0	$0	$6,823	$0

32	PIMCO Funds	See Accompanying Notes

Statements of Operations

Year Ended March 31, 2007

(Amounts in thousands)	California Intermediate Municipal Bond Fund	California Short Duration Municipal Income Fund (1)	High Yield Municipal Bond Fund (2)	Municipal Bond Fund	New York Municipal Bond Fund	Short Duration Municipal Income Fund

Investment Income:
Interest	$6,350	$72	$550	$19,247	$1,870	$12,543
Miscellaneous income	0	0	1	29	0	6
Total Income	6,350	72	551	19,276	1,870	12,549

Expenses:
Investment advisory fees	320	4	31	944	97	643
Administration fees	369	3	33	1,240	128	711
Servicing fees - Class D	7	0	2	106	20	75
Distribution and/or servicing fees - Other Classes	105	1	13	998	44	357
Trustees’ fees	0	0	0	1	0	1
Organization cost	0	37	74	0	0	0
Interest expense	0	0	0	264	15	146
Miscellaneous expense	1	0	0	1	0	0
Total Expenses	802	45	153	3,554	304	1,933
Reimbursement by Manager	0	(37)	(74)	0	0	0
Net Expenses	802	8	79	3,554	304	1,933

Net Investment Income	5,548	64	472	15,722	1,566	10,616

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(193)	4	59	1,135	39	(910)
Net realized gain (loss) on futures contracts, options and swaps	(479)	(3)	(45)	1,088	111	(3,315)
Net change in unrealized appreciation on investments	2,120	9	463	3,814	283	2,839
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	136	1	24	(413)	9	769
Net Gain (Loss)	1,584	11	501	5,624	442	(617)

Net Increase in Net Assets Resulting from Operations	$7,132	$75	$973	$21,346	$2,008	$9,999

(1) Period from August 1, 2006 to March 31, 2007.

(2) Period from July 31, 2006 to March 31, 2007.

See Accompanying Notes	Annual Report	March 31, 2007	33

Statements of Changes in Net Assets

	California Intermediate Municipal Bond Fund		California Short Duration Municipal Income Fund	High Yield Municipal Bond Fund

(Amounts in thousands)	Year Ended March 31, 2007	Year Ended March 31, 2006 As Restated (a)	Period from August 31, 2006 to March 31, 2007	Period from July 31, 2006 to March 31, 2007

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$5,548	$5,015	$64	$472
Net realized gain (loss)	(672)	(1,193)	1	14
Net change in unrealized appreciation (depreciation)	2,256	(659)	10	487
Net increase resulting from operations	7,132	3,163	75	973

Distributions to Shareholders:
From net investment income
Class D	(101)	(107)	0	(38)
Other Classes	(5,445)	(4,917)	(64)	(433)
From net realized capital gains
Class D	0	0	0	(1)
Other Classes	0	0	0	(15)

Total Distributions	(5,546)	(5,024)	(64)	(487)

Fund Share Transactions:
Receipts for shares sold
Class D	1,206	470	10	3,525
Other Classes	29,385	57,610	5,731	49,553
Issued as reinvestment of distributions
Class D	75	74	0	38
Other Classes	4,715	4,083	62	334
Cost of shares redeemed
Class D	(1,356)	(2,189)	0	(182)
Other Classes	(39,625)	(41,338)	(450)	(4,880)
Net increase (decrease) resulting from Fund share transactions	(5,600)	18,710	5,353	48,388

Fund Redemption Fee	0	12	0	22

Total Increase (Decrease) in Net Assets	(4,014)	16,861	5,364	48,896

Net Assets:
Beginning of year or period	144,078	127,217	0	0
End of year or period*	$140,064	$144,078	$5,364	$48,896

*Including undistributed (overdistributed) net investment income of:	$292	$290	$0	$1

(a) Refer to Note 11 in the Notes to Financial Statements for information regarding the restatement.

34	PIMCO Funds	See Accompanying Notes

Municipal Bond Fund		New York Municipal Bond Fund		Short Duration Municipal Income Fund

Year Ended March 31, 2007	Year Ended March 31, 2006 As Restated (a)	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2007	Year Ended March 31, 2006 As Restated (a)

$15,722	$12,546	$1,566	$822	$10,616	$10,561
2,223	(2,717)	150	82	(4,225)	(2,711)
3,401	3,160	292	(172)	3,608	2,163
21,346	12,989	2,008	732	9,999	10,013

(1,588)	(1,049)	(274)	(145)	(948)	(934)
(14,303)	(10,868)	(1,304)	(677)	(9,666)	(9,629)

0	0	(13)	(5)	0	0
0	0	(65)	(24)	0	0

(15,891)	(11,917)	(1,656)	(851)	(10,614)	(10,563)

19,113	17,933	6,797	3,102	5,723	2,696
134,968	135,661	30,950	10,736	248,254	110,025

749	581	258	133	247	256
11,480	8,223	1,052	485	8,063	7,038

(10,726)	(7,702)	(1,164)	(926)	(4,051)	(7,562)
(117,903)	(79,060)	(6,007)	(4,811)	(226,139)	(222,901)
37,681	75,636	31,886	8,719	32,097	(110,448)

13	6	0	1	9	7

43,149	76,714	32,238	8,601	31,491	(110,991)

400,907	324,193	31,062	22,461	290,239	401,230
$444,056	$400,907	$63,300	$31,062	$321,730	$290,239

$450	$446	$(19)	$(7)	$(7)	$(10)

Annual Report	March 31, 2007	35

Notes to Financial Statements

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end management investment company. Information presented in these financial statements pertains to the Class D of the six funds (the “Funds”) offered by the Trust. Certain detailed financial information for the Institutional, Administrative, A, B, C and R Classes (the “Other Classes”) is provided separately and are available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Security Valuation  Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Fund’s assets that are invested in one or more open end management investment companies, the Fund’s net asset value (“NAV”) will be calculated based upon the NAVs of such investments.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days of the Fund, the NAV of a Fund’s portfolio may change on days when shareholders will not be able to purchase or redeem Fund shares. The prices used by the Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related or asset-backed securities are recorded as components of interest income on the Statements of Operations.

(c) When-Issued Transactions  Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales,

36	PIMCO Funds

March 31, 2007

straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Fund’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of each Fund are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(f) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(g) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(h) Inverse Floating Rate Transactions—Residual Interest Municipal Bonds (“RIBs”)/Residual Interest Tax Exempt Bonds (“RITEs”)  Certain Funds may invest in RIBs and RITEs (“Inverse Floaters”). Inverse Floaters are created via a master trust agreement between a broker-dealer, acting as trustor and liquidity provider, and an investment bank, acting as trustee and tender agent. The master trust agreement defines the terms for each trust series; with each series being established by the transfer of long-term, fixed-rate municipal bonds (“Fixed Rate Bonds”) to the trustee to be held and provide for the creation, execution and delivery of floater certificates (“Floating Rate Notes”) and Inverse Floaters. Floating Rate Notes are liquid notes that are issued with a short-term variable rate typically linked to the LIBOR, subject to limitations, for some duration. After interest income is paid on the Floating Rate Notes at current rates, the residual income from the Fixed Rate Bonds is paid to the Inverse Floaters. Inverse Floaters are issued with a coupon that fluctuates inversely with the Floating Rate Notes’ referenced rate, subject to certain limitations. Therefore, rising short-term rates result in lower income for the Inverse Floaters and vice versa.

Floating Rate Notes are generally remarketed to municipal money market funds. Inverse Floaters are acquired by either tax-exempt municipal bond funds or trusts, or other parties interested in potentially higher yielding tax-exempt securities. Inverse Floaters may also be acquired for the purpose of increasing leverage. Floating Rate Note holders typically have the option to tender their notes to the liquidity provider for redemption at par at each reset date. The Inverse Floater holders have the option to (i) require the Floating Rate Note holders to tender their notes at par, and (ii) require the liquidity provider to transfer the Fixed Rate Bonds to the Inverse Floater holders. The holders of Inverse Floaters bear substantially all of the downside investment risk associated with the underlying Fixed Rate Bonds, and also benefit from a disproportionate amount of the potential appreciation of the underlying Fixed Rate Bonds’ value. Inverse Floaters may be more volatile and less liquid than other municipal bonds of comparable maturity.

Inverse Floaters may be acquired with or without first transferring to the trustor the Fixed Rate Bonds that were utilized to create the trust series. Inverse Floaters acquired without a transfer of Fixed Rate Bonds are recognized as purchases of securities as outlined in Note 2(b). Statement of Financial Accounting Standards No. 140—Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS No. 140”), governs the standards for accounting for securitizations and other transfers of financial assets. If there is a transfer of Fixed Rate Bonds and it meets sale criteria under FAS No. 140, a Fund records a sale of the Fixed Rate Bonds and a purchase of the Inverse Floaters. The cash received from the Inverse Floaters is then recorded as interest income in the Statement of Operations.

If the transfer of Fixed Rate Bonds does not meet sale criteria under FAS No. 140, a Fund accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bonds in its Schedule of Investments, and recording the Floating Rate Notes as a liability under the caption “Payable for floating rate notes” in the Fund’s Statement of Assets and Liabilities. In a secured borrowing transaction, cash received from the Inverse Floaters is not recorded as interest income. Instead, a Fund records interest income related to the Fixed Rate Bonds and interest expense related to the Floating Rate Notes, the net of which is equal to the cash

Annual Report	March 31, 2007	37

Notes to Financial Statements  (Cont.)

received from the Inverse Floaters acquired by the Fund. Thus, while a Fund’s reported total income, net expenses, and net expense ratio are generally higher for investments in Inverse Floaters acquired via a secured borrowing, the method of acquiring Inverse Floaters does not result in differences for reported cash flows, net asset value or total return.

(i) Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional investors. The Board of Trustees considers 144A securities to be liquid.

(j) Swap Agreements  Certain Funds may invest in swap agreements. Swap transactions are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. A Fund may enter into interest rate, total return, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, or (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Forward spread-lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the

Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. Were the U.S. Internal Revenue Service (“IRS”) to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by the Trust from such investments might be subject to U.S. excise or income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss on the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by the Funds are included as part of realized gain or loss on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(k) U.S. Government Agencies or Government-Sponsored Enterprises  Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(l) New Accounting Policies  In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation is effective for fiscal years beginning after December 15, 2006, with implementation for NAV calculation purposes for the Funds to be no later than September 28, 2007. In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (the “Statement”). The

38	PIMCO Funds

March 31, 2007

Statement is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the application of the Interpretation and Statement to the Funds and will provide additional information in relation to the Interpretation and Statement on the Funds’ semiannual financial statements for the period ending September 30, 2007.

3.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate as noted in the following table.

(b) Administration Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory and Administration Fees for all classes are charged at an annual rate as noted in the following table.

	Investment Advisory Fee	Administration Fee

Fund Name	All Classes	Institutional Class	Administrative Class	A, B and C Classes		Class D		Class R
California Intermediate Municipal Bond Fund	0.225%	0.22%	0.22%	0.35%		0.35%		N/A
California Short Duration Municipal Income Fund	0.20%	0.15%	N/A	0.35%		0.35%		N/A
High Yield Municipal Bond Fund	0.30%	0.25%	N/A	0.40%		0.40%		N/A
Municipal Bond Fund	0.225%	0.24%	0.24%	0.35%		0.35%		N/A
New York Municipal Bond Fund	0.225%	0.22%	N/A	0.35%		0.35%		N/A
Short Duration Municipal Income Fund	0.20%	0.15%	0.15%	0.35%	(1)	0.35%	(2)	N/A

(1) Effective December 22, 2004, PIMCO has contractually agreed (ending March 31, 2007) to waive 0.05% of the administrative fees.

(2) Effective December 22, 2004, PIMCO has contractually agreed (ending March 31, 2007) to waive 0.10% of the administrative fees.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of March 31, 2007.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee

Class A
All Funds	—	0.25%
Class B
All Funds	0.75%	0.25%
Class C
Municipal Bond Fund	0.50%	0.25%
Short Duration Municipal Income Fund	0.30%	0.25%
All other Funds	0.75%	0.25%
Class D
All Funds	—	0.25%
Class R
All Funds	N/A	N/A

AGID has contractually agreed (ending March 31, 2007) to waive 0.05% of the following Fund’s distribution and servicing (12b-1) fees:

Fund Name	Classes
California Short Duration Municipal Income Fund	A
Short Duration Municipal Income Fund	A and C

Annual Report	March 31, 2007	39

Notes to Financial Statements  (Cont.)

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2007, AGID received $214,750 representing commissions (sales charges) and contingent deferred sales charges.

(d) Redemption Fees  Shareholders of each Fund will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged (based the on total redemption proceeds after any applicable deferred sales charges) within 7 days or 30 days (depending on the Fund), after their acquisition (by purchase or exchange).

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the California Short Duration Municipal Income and High Yield Municipal Bond Funds’ administrative fees, to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

Fund Name	Inst’l Class	Admin Class	Class A	Class B	Class C	Class D
California Short Duration Municipal Income Fund	0.35%	—	0.70%	—	—	0.70%
High Yield Municipal Bond Fund	0.55%	—	0.95%	—	1.70%	0.95%

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived and may still be reimbursed by the Administrator, to the extent the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation. The recoverable amounts to the Administrator at March 31, 2007 were as follows (amounts in thousands):

Fund Names	Recoverable Amounts
California Short Duration Municipal Income Fund	$37
High Yield Municipal Bond Fund	74

During the period covered by this report, each unaffiliated Trustee received an annual retainer of $80,000, plus $5,000 for each Board of Trustees quarterly meeting attended, $500 for each committee meeting attended and $1,000 for each special Board of Trustees meeting attended, plus reimbursement of related expenses. In addition, the audit committee chair received an additional annual retainer of $7,500 and each other committee chair received an additional annual retainer of $1,500.

Effective April 1, 2007, each unaffiliated Trustee will receive an annual retainer of $100,000, plus $9,500 for each Board of Trustees quarterly meeting attended, $750 ($1,000 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each special Board of Trustees meeting attended, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $15,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Fund of the Trust (excluding the All Asset and All Asset All Authority Funds, which do not bear such expenses) according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 3.

5.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the

40	PIMCO Funds

March 31, 2007

normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

6.  PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2007, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
California Intermediate Municipal Bond Fund	$0	$0	$86,366	$91,151
California Short Duration Municipal Income Fund	0	0	6,338	2,295
High Yield Municipal Bond Fund	0	0	59,287	13,612
Municipal Bond Fund	29,307	29,598	347,613	288,682
New York Municipal Bond Fund	0	0	36,485	11,672
Short Duration Municipal Bond Fund	0	29,121	243,634	190,517

7.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except for number of contracts):

	California Intermediate Municipal Bond Fund		Municipal Bond Fund		New York Municipal Income Fund		Short Duration Municipal Income Fund
	# of Contracts	Premium	# of Contracts	Premium	# of Contracts	Premium	# of Contracts	Premium
Balance at 03/31/2006	270	$77	1,022	$262	110	$28	406	$105
Sales	460	131	1,964	328	229	38	574	115
Closing Buys	(370)	(51)	(1,637)	(288)	(205)	(32)	(687)	(155)
Expirations	(140)	(80)	(1,349)	(302)	(20)	(8)	(205)	(49)
Exercised	(220)	(77)	0	0	(114)	(26)	(88)	(16)
Balance at 03/31/2007	0	$0	0	$0	0	$0	0	$0

8.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	California Intermediate Municipal Bond Fund				California Short Duration Municipal Income Fund		High Yield Municipal Bond Fund		Municipal Bond Fund
	Year Ended 03/31/2007		Year Ended 03/31/2006		Period from 08/31/2006 to 03/31/2007		Period from 07/31/2006 to 03/31/2007		Year Ended 03/31/2007		Year Ended 03/31/2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class D	122	$1,206	47	$470	1	$10	336	$3,525	1,867	$19,113	1,757	$17,933
Other Classes	2,970	29,385	5,810	57,610	573	5,731	4,707	49,553	13,137	134,968	13,277	135,661

Issued as reinvestment of distributions
Class D	8	75	7	74	0	0	3	38	73	749	57	581
Other Classes	477	4,715	411	4,083	6	62	32	334	1,116	11,480	804	8,223

Cost of shares redeemed
Class D	(137)	(1,356)	(219)	(2,189)	0	0	(17)	(182)	(1,046)	(10,726)	(755)	(7,702)
Other Classes	(3,994)	(39,625)	(4,169)	(41,338)	(45)	(450)	(462)	(4,880)	(11,466)	(117,903)	(7,740)	(79,060)
Net increase (decrease) resulting from Fund share transactions	(554)	$(5,600)	1,887	$18,710	535	$5,353	4,599	$48,388	3,681	$37,681	7,400	$75,636

Annual Report	March 31, 2007	41

Notes to Financial Statements  (Cont.)

	New York Municipal Bond Fund				Short Duration Municipal Income Fund
	Year Ended 03/31/2007		Year Ended 03/31/2006		Year Ended 03/31/2007		Year Ended 03/31/2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class D	625	$6,797	285	$3,102	574	$5,723	272	$2,696
Other Classes	2,845	30,950	990	10,736	24,896	248,254	11,107	110,025

Issued as reinvestment of distributions
Class D	24	258	12	133	25	247	26	256
Other Classes	96	1,052	45	485	809	8,063	711	7,038

Cost of shares redeemed
Class D	(107)	(1,164)	(85)	(926)	(407)	(4,051)	(763)	(7,562)
Other Classes	(553)	(6,007)	(445)	(4,811)	(22,694)	(226,139)	(22,513)	(222,901)
Net increase (decrease) resulting from Fund share transactions	2,930	$31,886	802	$8,719	3,203	$32,097	(11,160)	$(110,448)

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (PIMCO’s parent company), AGID, and certain of their affiliates, including the Trust, the Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series (another series of funds managed by affiliates of PIMCO)), certain Trustees of the Trust and certain employees of PIMCO, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the Trust and the Allianz Funds during specified periods, or as derivative actions on behalf of the Trust and the Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the Allianz Funds and funds of the Trust and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain Trustees of the Trust, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the Trust or on behalf of the Trust itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the Trust’s motion to dismiss claims asserted against it in a consolidated amended complaint where the Trust was named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the Allianz Funds and funds of the Trust, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005, the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and the Trust has been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint is without merit and intends to vigorously defend itself.

In April 2006, certain funds of the Trust were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain funds of the Trust are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain funds of the Trust—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

42	PIMCO Funds

March 31,2007

The foregoing speaks only as of the date of this report. It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

10.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of March 31, 2007, the components of distributable taxable earnings are as follows (amounts in thousands):

	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(1)	Other Book-to-Tax Accounting Differences(2)	Accumulated Capital Losses(3)	Post-October Deferrals(4)
California Intermediate Municipal Bond Fund	$338	$0	$0	$3,814	$(47)	$(4,786)	$(330)
California Short Duration Municipal Income Fund	3	0	0	8	0	0	0
High Yield Municipal Bond Fund	50	26	0	463	(49)	0	(4)
Municipal Bond Fund	850	0	0	15,319	(334)	(6,945)	0
New York Municipal Bond Fund	9	99	39	356	(28)	0	0
Short Duration Municipal Income Fund	156	0	0	2,301	(164)	(9,654)	(5,221)

(1) Adjusted for open wash sale loss deferrals and accelerated recognition of unrealized gain on certain futures and options for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain/loss on swap contracts.

(2) Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for straddle loss deferrals and distributions payable at fiscal year-end.

(3) Capital losses available to offset future net capital gains expire in varying amounts in the years shown below.

(4) Capital losses realized during the period November 1, 2006 through March 31, 2007 which the Fund elected to defer to the following taxable year pursuant to federal income tax regulations.

As of March 31, 2007, the Funds had accumulated capital losses expiring in the following years (amounts in thousands). The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

	Expiration of Accumulated Capital Losses

	2011	2012	2013	2014	2015
California Intermediate Municipal Bond Fund	$2	$1,828	$1,547	$1,179	$230
Municipal Bond Fund	4,776	419	570	1,180	0
Short Duration Municipal Income Fund	0	3,778	4,137	1,739	0

Annual Report	March 31, 2007	43

Notes to Financial Statements  (Cont.)

As of March 31, 2007, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(5)
California Intermediate Municipal Bond Fund	$136,033	$3,957	$(143)	$3,814
California Short Duration Municipal Income Fund	4,127	10	(1)	9
High Yield Municipal Bond Fund	48,244	531	(69)	462
Municipal Bond Fund	455,822	14,769	(1,699)	13,070
New York Municipal Bond Fund	61,774	650	(294)	356
Short Duration Municipal Income Fund	318,418	2,396	(2,582)	(186)

(5) Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals.

For the fiscal years ended March 31, 2007 and March 31, 2006, respectively, the Funds made the following tax basis distributions (amounts in thousands):

	March 31, 2007			March 31, 2006

	Tax Exempt Income Distributions	Ordinary Income Distributions(6)	Long-Term Capital Gain Distributions	Tax-exempt Income Distributions	Ordinary Income Distributions(6)	Long-Term Capital Gain Distributions
California Intermediate Municipal Bond Fund	$5,337	$209	$0	$4,902	$122	$0
California Short Duration Municipal Income Fund	64	0	0	N/A	N/A	N/A
High Yield Municipal Bond Fund	416	71	0	N/A	N/A	N/A
Municipal Bond Fund	15,074	817	0	11,629	288	0
New York Municipal Bond Fund	1,393	225	38	770	76	5
Short Duration Municipal Income Fund	9,787	827	0	9,915	648	0

(6) Includes short-term capital gains, if any, distributed.

11.  RESTATEMENT INFORMATION

Prior to the issuance of the March 31, 2007 financial statements, it was determined that the criteria for sale accounting in Statement of Financial Accounting Standards No. 140 had not been met for certain transfers of municipal bonds and should have been accounted for as secured borrowings rather than as sales for certain funds. The funds and fiscal years materially impacted were as follows:

PIMCO California Intermediate Municipal Bond Fund	March 31, 2006 and 2005

PIMCO Municipal Bond Fund	March 31, 2006 and 2005

PIMCO Short Duration Municipal Income Fund	March 31, 2006

Accordingly, the PIMCO Municipal Bond Fund and PIMCO California Intermediate Municipal Bond Fund have restated the Financial Highlights for the years ending March 31, 2006 and 2005, the PIMCO Short Duration Municipal Income Fund has restated its Financial Highlights for the year ended March 31, 2006 and each fund has restated the Statement of Changes in Net Assets for the year ended March 31, 2006. These restatements give effect to recording the transfers of the municipal bonds as secured borrowings, including recording interest on the bonds as interest income and interest on the secured borrowings as interest expense in the Statement of Operations.

PIMCO California Intermediate Municipal Bond Fund

Financial Highlights:

	Class D
	Year Ended 03/31/2006		Year ended 03/31/2005
	Previously Reported	Restated	Previously Reported	Restated
Ratio of Net Expenses to Average Net Assets:	0.84%	0.94%	0.85%	1.01%
Portfolio Turnover:	142%	131%	59%	43%

44	PIMCO Funds

March 31, 2007

Statement of Changes in Net Assets:

	Year Ended 03/31/2006
	Previously Reported	Restated
Net Investment Income:	$5,015	$5,015
Net Realized Gains (Losses):	(1,193)	(1,193)
Net Change in Unrealized Appreciation (Depreciation)	(659)	(659)

PIMCO Municipal Bond Fund

Financial Highlights:

	Class D
	Year Ended 03/31/2006		Year Ended 03/31/2005
	Previously Reported	Restated	Previously Reported	Restated
Ratio of Net Expenses to Average Net Assets:	0.84%	1.07%	0.85%	1.03%
Portfolio Turnover:	74%	63%	64%	56%

Statement of Changes in Net Assets:

	Year Ended 03/31/2006
	Previously Reported	Restated
Net Investment Income:	$12,515	$12,546
Net Realized Gains (Losses):	(2,774)	(2,717)
Net Change in Unrealized Appreciation (Depreciation)	3,248	3,160

PIMCO Short Duration Municipal Income Fund

Financial Highlights:

	Class D
	Year Ended 03/31/2006
	Previously Reported	Restated
Ratio of Net Expenses to Average Net Assets:	0.70%	0.80%
Portfolio Turnover:	83%	79%

Statement of Changes in Net Assets:

	Year Ended 03/31/ 2006
	Previously Reported	Restated
Net Investment Income:	$10,561	$10,561
Net Realized Gains (Losses):	(3,067)	(2,711)
Net Change in Unrealized Appreciation (Depreciation)	2,519	2,163

While the relevant Statements of Assets and Liabilities as of March 31, 2006 and 2005 (not presented herein) have not been reissued to give effect to the restatement, the principal effects of the restatement would be to increase investments and payable for floating rate notes issued by corresponding amounts at each year, with no effect on previously reported net assets. The relevant Statements of Operations for the years ended March 31, 2006 and 2005 (not presented herein) have not been reissued to give effect to the restatement, but the principal effects of the restatement would be to increase interest income and interest expense and fees by corresponding amounts each year, with no effect on the previously reported net increase in net assets resulting from operations.

Annual Report	March 31, 2007	45

Report of Independent Registered Public Accounting Firm

To the Trustees and Class D Shareholders of the PIMCO Funds

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights for the Class D shares present fairly, in all material respects, the financial position of the California Intermediate Municipal Bond Fund, California Short Duration Municipal Income Fund, High Yield Municipal Bond Fund, Municipal Bond Fund, New York Municipal Bond Fund, and Short Duration Municipal Income Fund, six of the sixty-two Funds constituting the PIMCO Funds, (hereafter referred to as the “Funds”) at March 31, 2007, the results of each of their operations for the year or period then ended, the changes in each of their net assets and the financial highlights of the Funds for the Class D shares for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2007 by correspondence with the custodian and counterparties, provide a reasonable basis for our opinion.

As discussed in Note 11, the accompanying financial statements have been restated.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 24, 2007

46	PIMCO Funds

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Trust’s fiscal year end (March 31, 2007) regarding the status of dividend received deduction, qualified dividend income, qualified interest income, and qualified short-term capital gain.

Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only).  Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2007 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Qualified Short-Term Capital Gain (000s)
New York Municipal Bond Fund	$42
High Yield Municipal Bond Fund	16

Exempt Interest Dividends.  For the benefit of shareholders of the California Intermediate Municipal Bond, California Short Duration Municipal Income, High Yield Municipal Bond, Municipal Bond, New York Municipal Bond, Short Duration Municipal Income Funds, this is to inform you that for the fiscal year ended March 31, 2007, 96.23%, 93.04%, 88.36%, 94.86%, 88.34%, and 92.21%, respectively, of the dividends paid by the Funds during its fiscal year qualify as exempt-interest dividends. For the year ended March 31, 2006, 99.57%, N/A, N/A, 100.00%, 92.08%, and 93.87% respectively, of the dividends paid by the Funds during its fiscal year qualify as exempt-interest dividends.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2008, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2007.

Annual Report	March 31, 2007	47

Management of the Trust	(Unaudited)

The chart below identifies the Trustees and Officers of the Trust. Each “interested” Trustee as defined by the 1940 Act, is indicated by an asterisk (*). Unless otherwise indicated, the address of all persons below is 840 Newport Center Drive, Newport Beach, CA 92660.

The Funds’ Statement of Additional Information includes more information about the Trustees. To request a free copy, call PIMCO at 1-800-927-4648.

Trustees of the Trust

Name, Age and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustees

Brent R. Harris* (47) Chairman of the Board and Trustee	02/1992 to Present	Managing Director and member of Executive Committee, PIMCO.	93	Chairman and Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Chairman and Trustee, PIMCO Variable Insurance Trust; Director and Vice President, StocksPLUS® Management Inc.; and member of Board of Governors and Executive Committee, Investment Company Institute.

R. Wesley Burns* (47) Trustee	11/1997 to Present	Consulting Managing Director, PIMCO. Formerly, Managing Director, PIMCO.	94	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; Chairman and Director, PIMCO Strategic Global Government Fund, Inc.; and Director PS Business Parks, Inc. (a Real Estate Investment Trust).

Independent Trustees

Marilyn A. Alexander (55) Trustee	10/2006 to Present	Independent Consultant, Alexander & Friedman, LLC (a consulting service for corporate/not-for-profit executives). Formerly, Senior Vice President and Chief Financial Officer of the Disneyland Resort, Walt Disney Company (an entertainment conglomerate).	93	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; Director, New Century Financial Corporation (mortgage banking); and Director, Breast Health Awareness Foundation. Formerly, Director, Equity Office Properties (a Real Estate Investment Trust).

E. Philip Cannon (66) Trustee	05/2000 to Present	Proprietor, Cannon & Company (an investment firm). Formerly, President, Houston Zoo (until 2005).	93	Director, PIMCO Commercial Mortgage Securities Trust, Inc. and Trustee, PIMCO Variable Insurance Trust. Formerly, Trustee, Allianz Funds (formerly, PIMCO Funds: Multi-Manager Series).

Vern O. Curtis (72) Trustee	02/1995 to Present	Private Investor.	93	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; and Director, PS Business Parks, Inc. (a Real Estate Investment Trust).

J. Michael Hagan (67) Trustee	05/2000 to Present	Private Investor and Business Adviser (primarily for manufacturing companies).	93	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; Director, Ameron International (manufacturing); and Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles). Formerly, Director, Remedy Temp (staffing).

William J. Popejoy (69) Trustee	07/1993 to 02/1995 and 08/1995 to Present	Private Investor.	93	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; and Trustee, PIMCO Variable Insurance Trust. Formerly, Director, New Century Financial Corporation (mortgage banking).

*   Each of Mr. Harris and Mr. Burns is an “interested person” of the Trust (as the term is defined in the 1940 Act) because of his affiliations with PIMCO.

** Trustees serve until their successors are duly elected and qualified.

48	PIMCO Funds

Management of the Trust (Cont.)	(Unaudited)

Executive Officers

Name, Age and Position Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past 5 Years

Ernest L. Schmider (49) President	05/2005 to Present	Managing Director, PIMCO.

David C. Flattum (42) Chief Legal Officer	11/2006 to Present	Executive Vice President and General Counsel, PIMCO. Formerly, Managing Director, Chief Operating Officer and General Counsel, Allianz Global Investors of America L.P. and Partner at Latham and Watkins LLP.

Jennifer E. Durham (36) Chief Compliance Officer	07/2004 to Present	Senior Vice President, PIMCO. Formerly, Vice President and Legal/Compliance Manager, PIMCO.

William H. Gross (63) Senior Vice President	04/1987 to Present	Managing Director and Chief Investment Officer, PIMCO.

Jeffrey M. Sargent (44) Senior Vice President	02/1993 to Present (since 02/1999 as Senior Vice President)	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

William S. Thompson, Jr. (61) Senior Vice President	11/1993 to Present (since 02/2003 as Senior Vice President)	Chief Executive Officer and Managing Director, PIMCO.

J. Stephen King, Jr. (44) Vice President - Senior Counsel	05/2005 to Present	Senior Vice President and Attorney, PIMCO. Formerly, Vice President, PIMCO; and Associate, Dechert LLP.

Henrik P. Larsen (37) Vice President	02/1999 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Michael J. Willemsen (47) Vice President	11/1988 to Present (since 02/2002 as Vice President)	Vice President, PIMCO.

Garlin G. Flynn (61) Secretary	08/1995 to Present	Senior Paralegal, PIMCO. Formerly, Paralegal and Specialist, PIMCO.

John P. Hardaway (49) Treasurer	08/1990 to Present	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

Erik C. Brown (39) Assistant Treasurer	02/2001 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Stacie D. Anctil (37) Assistant Treasurer	11/2003 to Present	Vice President, PIMCO. Formerly, Specialist, PIMCO.

*** The Officers of the Trust are re-appointed annually by the Board of Trustees.

Annual Report	March 31, 2007	49

PIMCO Funds

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

2187 Atlantic Street

Stamford, CT 06902

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent

PFPC, Inc.

P.O. Box 9688

Providence, RI 02940

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, MO 64105

For Account Information

For PIMCO Funds account information contact your financial advisor, or if you receive account statements information directly from Allianz Global Investors, you can also call 1-800-426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our website, www.allianzinvestors.com.

Allianz Global Investors is one of the world’s largest asset management companies, with over $1 trillion under management. Our investment solutions—including the PIMCO Funds and Allianz Funds, separately managed accounts and closed-end funds—offer access to a premier group of institutional investment firms, carefully assembled by Allianz to represent a broad spectrum of asset classes and investment styles.

■ PIMCO	■ Cadence Capital Management	■ Nicholas-Applegate

■ NFJ Investment Group	■ RCM	■ Oppenheimer Capital

www.allianzinvestors.com

Investors should consider the investment objectives, risks, charges and expenses of any mutual fund carefully before investing. This and other information is contained in the fund’s prospectus, which may be obtained by contacting your financial advisor. Please read the prospectus carefully before you invest or send money.

Assets under management as of 3/31/07. Allianz Global Investors Fund Management LLC serves as the Closed-End Funds’ investment manager, and the sub-advisors are Pacific Investment Management Company LLC (PIMCO), Oppenheimer Capital LLC (OPCAP), Nicholas Applegate Capital Management LLC (NACM) and NFJ Investment Group L.P. (NFJ). Managed accounts are available through Allianz Global Investors Managed Accounts LLC, 1345 Avenue of the Americas, New York, NY 10105-4800. The funds are distributed by Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902 © 2007. For information about any product, contact your financial advisor.         AZ022AR_17293

PIMCO Funds

Annual Report

MARCH 31, 2007

Share Class

CORE BOND

PIMCO Total Return Fund

SHORT-DURATION BOND

PIMCO Short-Term Fund

PIMCO Low Duration Fund

CREDIT STRATEGY

PIMCO High Yield Fund

INTERNATIONAL BOND

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

REAL RETURN STRATEGY

PIMCO Real Return Fund

EQUITY-RELATED

PIMCO StocksPLUS® Fund

ASSET ALLOCATION

PIMCO All Asset Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Fund carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

		Page

Chairman’s Letter		3
Important Information About the Funds		4
Benchmark Descriptions		14
Financial Highlights		74
Statements of Assets and Liabilities		76
Statements of Operations		78
Statements of Changes in Net Assets		80
Notes to Financial Statements		82
Report of Independent Registered Public Accounting Firm		97
Federal Income Tax Information		98
Management of the Trust		99

FUND	Fund Summary	Schedule of Investments

All Asset Fund	6	15
Foreign Bond Fund (U.S. Dollar-Hedged)	7	16
High Yield Fund	8	26
Low Duration Fund	9	33
Real Return Fund	10	41
Short-Term Fund	11	47
StocksPLUS® Fund	12	55
Total Return Fund	13	62	*

* This report incorporates a Summary Schedule of Investments for the Total Return Fund. A complete Schedule of Investments for the Total Return Fund may be obtained by contacting a PIMCO Funds representative at (866)744-2606.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

It is our pleasure to present to you the annual report for the PIMCO Funds covering the twelve-month period ended March 31, 2007. At the end of the period, net assets for the overall PIMCO Funds family stood at over $213 billion.

Also worthy of note, on May 15, 2007, PIMCO was pleased to announce to clients the commencement of a special consulting arrangement with Dr. Alan Greenspan to participate in our strategy reviews at our Newport Beach headquarters. This engagement provides PIMCO with unique access and insight from the former Fed Chairman whose perspective on financial markets, global economic trends, and investor behavior is truly special.

Highlights of the financial markets during the twelve-month period include:

•

After raising interest rates twice in the first quarter of the reporting period, signs of economic softness in the second quarter prompted the Federal Reserve to pause and leave the Federal Funds Rate at 5.25% following a series of seventeen consecutive interest rate hikes that began in mid-2004. The Federal Reserve did not raise or lower the Federal Funds Rate throughout the remainder of the reporting period, despite continued weakness in the U.S. housing market, the collapse of the subprime mortgage sector and concern that inflation may not moderate as expected.

•

Bonds generally gained during the period despite a difficult environment in the first quarter as interest rates across the U.S. Treasury yield curve fell in response to signs of economic and market weakness. The yield on the benchmark ten-year Treasury decreased by 0.20% to end the period at 4.64%. The Lehman Brothers Aggregate Bond Index, a widely used index comprised of Treasury, investment-grade corporate and mortgage-backed securities, returned 6.59% for the period.

•	Stocks fared well during the period, with the S&P 500 Index returning 11.83%.

•

Foreign and global bond markets generally lagged the comparable U.S. market on a hedged basis. On an unhedged basis, foreign and global bond markets generally outperformed the comparable U.S. market as the U.S. dollar depreciated relative to most major currencies.

On the following pages, please find specific details as to each Fund’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your financial advisor, or call Allianz Global Investors at 1-800-426-0107. We also invite you to visit www.allianzinvestors.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

May 21, 2007

Annual Report	March 31, 2007	3

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks as described in each Fund’s prospectus. Some of those risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, variable dividend risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage risk, non-U.S. investment risk, emerging markets risk, real estate risk, currency risk, issuer non-diversification risk, leveraging risk, smaller company risk, management risk, tax risk and subsidiary risk. A complete description of these risks is contained in the Funds’ prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk, leverage risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. A non-diversified fund may have additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

The PIMCO All Asset Fund invests in a portfolio of mutual funds. The cost of investing in this Fund will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds.

The inception date on each Fund’s performance page is the inception date of the Fund’s oldest share class. For each Fund, the oldest share class is the Institutional share class with the exception of PIMCO Real Return Fund (Class A Shares). The R Shares for each Fund were first offered in 12/02 except PIMCO All Asset, which was first offered in 1/06. Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the R Share class. Those returns are calculated by adjusting the returns of the oldest share class to reflect the R shares’ different charges and expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date.

The Cumulative Returns charts assume the initial investment was made at the beginning of the first full month following the class’ inception. Results assume that all dividends and capital gain distributions were reinvested. They do not take into account the effect of taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Each of the various Lipper Averages, which are calculated by Lipper, Inc., a Reuters Company, represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account sales charges.

This report incorporates a Summary Schedule of Investments for the Total Return Fund. A complete Schedule of Investments for the Total Return Fund may be obtained by contacting a PIMCO Funds representative at 1-866-746-2606.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Allianz Global Investors Distributors’ website at www.allianzinvestors.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

4	PIMCO Funds

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees, and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, from 10/01/06 to 03/31/07.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Accounts with a minimum balance of $1,000 or less may be charged a fee of $16.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as an increase in expenses that are not covered by the advisory and administrative fees such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

Annual Report	March 31, 2007	5

PIMCO All Asset Fund
	Class R:	PATRX

Portfolio Insights

•

The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management by investing, under normal circumstances, substantially all of its assets in Institutional Class shares of the Underlying Funds (i.e., any of the PIMCO Funds, except the All Asset All Authority Fund).

•	Significant and growing exposure to short-term strategies, particularly through the PIMCO Floating Income Fund, modestly contributed to performance as these strategies posted positive returns.

•

Large exposure to Treasury Inflation-Protected Securities (“TIPS”) benefited performance; TIPS gained as real yields declined. However, decreasing exposure towards the end of the period detracted from performance.

•	Growing exposure to commodities through the PIMCO CommodityRealReturn Strategy Fund®, slightly added to performance as the Dow Jones-AIG Commodity Total Return Index gained 9.39% during the period.

•

Although any amount of exposure to Real Estate Investment Trust (“REIT”) strategies benefited performance, as the Dow Jones Wilshire REIT Index returned 21.85% during the period, negligible exposure detracted from performance.

•

Exposure to equity strategies benefited performance due to strong returns domestically and internationally. Reduced equity exposure in the Fund during the fourth quarter of 2006 detracted from performance.

•	Minimal exposure to holdings of mortgage-backed securities detracted from performance as returns were moderate for the asset class, although some exposure benefited the Fund.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	Fund Inception (07/31/02)
PIMCO All Asset Fund Class R	7.01%	10.57%
Lehman Brothers U.S. TIPS: 1-10 Year Index	5.57%	5.55%
Consumer Price Index + 500 Basis Points	8.04%	8.10%
Lipper Flexible Portfolio Fund Average	8.21%	11.84%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio is 1.765%. Expense ratio information is as of the Fund’s current prospectus dated 10/01/06, as supplemented to date.

Cumulative Returns Through March 31, 2007

PIMCO Funds Allocation*

Floating Income Fund	27.4%
CommodityRealReturn Strategy Fund®	10.8%
Developing Local Markets Fund	9.7%
Real Return Asset Fund	9.1%
Real Return Fund	5.9%
Other	37.1%

*	% of Total Investments as of 03/31/2007

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class R	Class R
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,039.76	$1,019.32
Expenses Paid During Period†	$5.72	$5.66

† Expenses are equal to the net annualized expense ratio of 1.125% for Class R, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The expense ratio excludes the expenses of the Underlying Funds, which based upon the allocation of the Fund’s assets among the Underlying Funds are indirectly borne by the shareholders of the Fund. The Underlying Fund expenses attributable to advisory and administrative fees are currently capped at 0.64% of the total assets invested in underlying Funds. Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.025% to 0.175%.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

6	PIMCO Funds

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)
	Class R:	PFRRX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in fixed-income instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

•	An overweight to U.S. duration and a curve steepening bias benefited performance as the yield curve steepened.

•	A focus on the short-to-intermediate portion of the U.K yield curve detracted from returns; near maturity yields rose as the Bank of England increased interest rates.

•

An underweight to shorter maturities and a curve flattening bias in the Eurozone benefited performance as the European Central Bank’s interest rate hikes and tightening bias moved interest rates up and flattened the yield curve.

•	An underweight to intermediate maturities in Japan was negative for performance as yields rallied.

•	Tactical holdings of mortgage-backed securities added to returns as mortgage-backed securities outperformed the benchmark.

•	Strategies that benefit when Japanese swap spreads widen were negative for returns as swap rates narrowed relative to Japanese governments bonds.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	5 Years	10 Years	Fund Inception (12/02/92)*
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class R	3.33%	4.62%	5.85%	7.26%
JPMorgan GBI Global ex-U.S. Index Hedged in USD	4.91%	4.82%	6.35%	7.24%
Lipper International Income Fund Average	6.77%	8.65%	5.55%	6.12%

* The Fund began operations on 12/02/92. Index comparisons began on 11/30/92.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio is 1.20%. Expense ratio information is as of the Fund’s current prospectus dated 10/01/06, as supplemented to date.

Cumulative Returns Through March 31, 2007

Allocation Breakdown**

United States	51.2%
Japan	14.2%
Germany	12.4%
France	6.5%
Short-Term Instruments	5.8%
United Kingdom	3.9%
Other	6.0%

**	% of Total Investments as of 03/31/2007

	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class R	Class R
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,007.72	$1,018.95
Expenses Paid During Period†	$6.01	$6.04

† Expenses are equal to the net annualized expense ratio of 1.20% for Class R, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2007	7

PIMCO High Yield Fund
	Class R:	PHYRX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of high-yield securities (“junk bonds”) rated below-investment grade but rated at least Caa by Moody’s or CCC by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of its total assets in securities rated Caa by Moody’s or CCC by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.

•	As auto-related issues led the consumer cyclical sector over the twelve-month period, an emphasis on these bonds within the broader sector was a strong contributor to relative performance.

•	An underweight to the building products sector, one of the worst performing industry categories, benefited performance.

•

Increasing exposure to the healthcare sector over the period benefited performance as the industry came out from under pressure due to increasing leverage buyout activity and finished the period with a strong rally.

•	With consumer non-cyclicals among the top performing sectors, led higher by tobacco and food/drug retailers, an underweight to the sector detracted from performance.

•	An emphasis on single B-rated issues within the forest/paper sector detracted from performance as these bonds underperformed BB-rated issues in the sector.

•	Exposure to BBB-rated issues detracted from performance as this category of bonds underperformed the Index.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	5 Years	10 Years	Fund Inception (12/15/92)*
PIMCO High Yield Fund Class R	8.49%	8.73%	6.55%	8.12%
Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index	9.67%	9.22%	6.69%	7.91%
Lipper High Current Yield Fund Average	10.07%	9.17%	5.54%	6.84%

* The Fund began operations on 12/15/92. Index comparisons began on 12/31/92.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio is 1.15%. Expense ratio information is as of the Fund’s current prospectus dated 10/01/06, as supplemented to date.

Cumulative Returns Through March 31, 2007

Allocation Breakdown**

Corporate Bonds & Notes	81.6%
Short-Term Instruments	6.4%
Bank Loan Obligations	6.0%
Foreign Currency-Denominated Issues	4.5%
Convertible Bonds & Notes	0.9%
Other	0.6%

**	% of Total Investments as of 03/31/2007

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class R	Class R
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,057.14	$1,019.20
Expenses Paid During Period†	$5.90	$5.79

† Expenses are equal to the net annualized expense ratio of 1.15% for Class R, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

8	PIMCO Funds

PIMCO Low Duration Fund
	Class R:	PLDRX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities.

•

Above index duration exposure, or sensitivity to changes in market interest rates, benefited performance as Treasury yields on maturities two years and longer trended lower during the last six months of the period.

•	The Fund’s emphasis on the shorter end of the yield curve detracted from returns as rates on short maturities rose significantly during the year.

•	An emphasis on mortgage-backed securities was positive for returns as the sector outperformed Treasuries on a like-duration basis. Positive security selection further enhanced performance.

•	Exposure to corporate bonds was positive for performance as this sector outperformed Treasuries.

•	Exposure to emerging markets benefited performance as spreads tightened.

•	Tactical exposure to non-U.S. issues with a focus on shorter-maturity U.K. securities detracted from returns. These positions underperformed comparable U.S. Treasuries.

Average Annual Total Return for the period ended March 31, 2007

	1 Year	5 Years	10 Years	Fund Inception (05/11/87)*
PIMCO Low Duration Fund Class R	4.60%	3.04%	4.54%	5.98%
Merrill Lynch 1-3 Year Treasury Index	5.02%	3.11%	4.76%	6.00%
Lipper Short Investment Grade Debt Fund Average	4.98%	3.20%	4.46%	5.66%

* The Fund began operations on 05/11/87. Index comparisons began on 04/30/87.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio is 1.10%. Expense ratio information is as of the Fund’s current prospectus dated 10/01/06, as supplemented to date.

Cumulative Returns Through March 31, 2007

Allocation Breakdown**

Short-Term Instruments	28.4%
U.S. Government Agencies	26.1%
Corporate Bonds & Notes	19.8%
Mortgage-Backed Securities	15.6%
Asset-Backed Securities	7.5%
Other	2.6%

**	% of Total Investments as of 03/31/2007

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class R	Class R
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,021.39	$1,019.45
Expenses Paid During Period†	$5.54	$5.54

† Expenses are equal to the net annualized expense ratio of 1.10% for Class R, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2007	9

PIMCO Real Return Fund
	Class R:	PRRRX

Portfolio Insights

•

The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management, by investing, under normal circumstances, at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations.

•	Above index U.S. real duration was positive for performance as real yields declined on slowing U.S. growth.

•

Positioning for a steeper U.S. nominal yield curve added to performance as the U.S. nominal yield curve steepened on market expectations that the Federal Reserve would cut interest rates in the months ahead.

•	A modest position in euro currency benefited performance as the euro appreciated against the U.S. dollar on more favorable interest rate differentials.

•	Tactically underweighting nominal U.S. Treasuries detracted from performance as nominal interest rates declined.

•	Modest exposure to U.K. nominal duration was negative for performance due to rising interest rates from strong economic growth and a tightening bias from the Bank of England.

•	Holdings of Canadian nominal bonds in the last three months of the period detracted from performance due to moderately higher rates in this period.

Average Annual Total Return for the period ended March 31, 2007

	1 Year	5 Years	10 Years	Fund Inception (01/29/97)*
PIMCO Real Return Fund Class R	4.27%	6.87%	6.89%	6.77%
Lehman Brothers U.S. TIPS Index	5.31%	7.41%	6.91%	6.69%
Lipper Treasury Inflation Protected Securities Fund Average	4.48%	6.93%	6.51%	6.34%

* The Fund began operations on 01/29/97. Index comparisons began on 01/31/97.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio is 1.15%. Expense ratio information is as of the Fund’s current prospectus dated 10/01/06, as supplemented to date.

Cumulative Returns Through March 31, 2007

Allocation Breakdown**

U.S. Treasury Obligations	84.8%
U.S. Government Agencies	5.3%
Corporate Bonds & Notes	3.5%
Short-Term Instruments	2.8%
Foreign Currency-Denominated Issues	1.5%
Other	2.1%

**	% of Total Investments as of 03/31/2007

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class R	Class R
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,006.30	$1,019.20
Expenses Paid During Period†	$5.75	$5.79

† Expenses are equal to the net annualized expense ratio of 1.15% for Class R, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

10	PIMCO Funds

PIMCO Short-Term Fund
	Class R:	PTSRX

Portfolio Insights

•

The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities.

•

The Fund’s above-benchmark duration detracted from performance as the Federal Reserve raised the Federal Funds Rate an additional 0.50% during the first half of 2006. This was partially offset by positive returns when the Federal Reserve paused during the remainder of the reporting period.

•	The Fund’s curve steepening bias detracted from performance as the yield curve flattened over the twelve-month period.

•	Exposure to the front-end of the U.K. yield curve detracted from performance as short-term rates increased during the period.

•	An emphasis on mortgage-backed securities benefited performance as security selection and the yield advantage over Treasuries added to returns while spreads remained stable.

•	Exposure to corporates slightly benefited performance due to their yield advantage and tightening spreads during the period.

•	Selective high-yield holdings provided incremental yield and positive price return over the period.

•	Exposure to high-quality, floating rate, asset-backed bonds generated incremental yield over money markets during the period.

•	Currency strategies were slightly negative for performance as appreciation of a basket of emerging country currencies was largely offset by the depreciation of the Japanese yen.

Average Annual Total Return for the period ended March 31, 2007

	1 Year	5 Years	10 Years	Fund Inception (10/07/87)*
PIMCO Short-Term Fund Class R	4.25%	2.42%	3.90%	4.93%
Citigroup 3-Month Treasury Bill Index	4.98%	2.51%	3.67%	4.63%
Lipper Ultra-Short Obligations Fund Average	4.95%	2.69%	4.06%	4.64%

* The Fund began operations on 10/07/87. Index comparisons began on 09/30/87.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio is 1.10%. Expense ratio information is as of the Fund’s current prospectus dated 10/01/06, as supplemented to date.

Cumulative Returns Through March 31, 2007

Allocation Breakdown**

Short-Term Instruments	41.3%
Corporate Bonds & Notes	20.6%
U.S. Government Agencies	17.4%
Asset-Backed Securities	9.9%
Mortgage-Backed Securities	9.4%
Other	1.4%

**	% of Total Investments as of 03/31/2007

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class R	Class R
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,021.03	$1,019.95
Expenses Paid During Period†	$5.04	$5.04

† Expenses are equal to the net annualized expense ratio of 1.00% for Class R, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2007	11

PIMCO StocksPLUS® Fund
	Class R:	PSPRX

Portfolio Insights

•

The Fund seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a short duration portfolio of fixed-income instruments.

•	Equity markets around the globe concluded a healthy twelve-month period of total return performance as of March 31, 2007, which enhanced total return performance of the Fund.

•

U.S. duration exposure concentrated in short maturities (less than one year) detracted from performance as short-term rates increased coincident with Federal Reserve interest rate hikes early in the period.

•	Non-U.S. interest rate strategies, primarily in Europe and in the U.K., detracted from performance as rates moved higher in these markets.

•	An emphasis on mortgage-backed securities benefited performance as they provided incremental yield over Treasuries.

•	Exposure to credit sensitive assets was slightly positive overall as credit holdings provided incremental yield and positive relative price performance.

Average Annual Total Return for the period ended March 31, 2007

	1 Year	5 Years	10 Years	Fund Inception (05/13/93)*
PIMCO StocksPLUS® Fund Class R	10.56%	5.58%	7.64%	10.56%
S&P 500 Index	11.83%	6.27%	8.20%	10.83%
Lipper Large-Cap Core Fund Average	9.88%	5.00%	6.88%	9.39%

* The Fund began operations on 05/13/93. Index comparisons began on 04/30/93.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio is 1.20%. Expense ratio information is as of the Fund’s current prospectus dated 10/01/06, as supplemented to date.

Cumulative Returns Through March 31, 2007

Allocation Breakdown**

Corporate Bonds & Notes	34.7%
Short-Term Instruments	27.9%
U.S. Government Agencies	14.0%
Mortgage-Backed Securities	11.7%
Asset-Backed Securities	5.5%
Other	6.2%

**	% of Total Investments as of 03/31/2007

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class R	Class R
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,068.13	$1,018.95
Expenses Paid During Period†	$6.19	$6.04

† Expenses are equal to the net annualized expense ratio of 1.20% for Class R, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.30%.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

12	PIMCO Funds

PIMCO Total Return Fund
	Class R:	PTRRX

Portfolio Insights

•

The PIMCO Total Return Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities. Bond returns were positive in 2006, but below coupon yield due to price erosion as a result of higher interest rates.

•	Above-benchmark duration, specifically in the latter part of 2006, contributed to returns as yields fell from their peak in June.

•	A bias towards a steepening yield curve added to performance as the yield curve steepened dramatically in the first quarter of 2007.

•	An overweight to mortgage-backed securities added to returns as this sector outperformed like-duration Treasuries.

•	An underweight to corporate securities detracted from performance as this sector outperformed like-duration Treasuries.

•	A modest allocation to high-yield corporate bonds added to returns as they outperformed Treasuries.

•	Diversification of interest rate exposure via non-U.S. securities, particularly exposure to short maturities in the U.K., detracted from returns as they underperformed their U.S. counterparts.

•	Exposure to emerging markets bonds benefited performance as they outperformed Treasuries.

•	Substituting real return bonds for nominal Treasuries detracted from performance as Treasury Inflation-Protected Securities (“TIPS”) underperformed conventional, non-inflation linked Treasuries.

•	Exposure to a variety of foreign currencies, with an emphasis on the Japanese yen, detracted from performance as the yen depreciated relative to the U.S. dollar.

Average Annual Total Return for the period ended March 31, 2007

	1 Year	5 Years	10 Years	Fund Inception (05/11/87)*
PIMCO Total Return Fund Class R	5.57%	4.99%	6.32%	7.53%
Lehman Brothers Aggregate Bond Index	6.59%	5.35%	6.45%	7.52%
Lipper Intermediate Investment Grade Debt Fund Average	6.09%	4.88%	5.72%	6.97%

* The Fund began operations on 05/11/87. Index comparisons began on 04/30/87.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio is 1.15%. Expense ratio information is as of the Fund’s current prospectus dated 10/01/06, as supplemented to date.

Cumulative Returns Through March 31, 2007

Sector Breakdown**

U.S. Government Agencies	43.7%
Short-Term Instruments	25.3%
Corporate Bonds & Notes	22.0%
Mortgage-Backed Securities	3.0%
Asset-Backed Securities	2.9%
Other	3.1%

**	% of Total Investments as of 03/31/2007

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class R	Class R
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,022.79	$1,019.20
Expenses Paid During Period†	$5.80	$5.79

† Expenses are equal to the net annualized expense ratio of 1.15% for Class R, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2007	13

Benchmark Descriptions

Index	Description

Citigroup 3-Month Treasury Bill Index	Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in the index.

Consumer Price Index + 500 Basis Points	CPI + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects non-seasonally adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in the index.

JPMorgan GBI Global ex-U.S. Index Hedged in USD	JPMorgan GBI Global ex-U.S. Index Hedged in USD is an unmanaged index market representative of the total return performance in U.S. dollars of major non-U.S. bond markets. It is not possible to invest directly in the index.

Lehman Brothers Aggregate Bond Index	Lehman Brothers Aggregate Bond Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in the index.

Lehman Brothers U.S. TIPS Index	Lehman Brothers U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to 10/97 represents returns of the Lehman Inflation Notes Index. It is not possible to invest directly in the index.

Lehman Brothers U.S. TIPS: 1-10 Year Index	Lehman Brothers U.S. TIPS: 1-10 Year Index is an unmanaged index market comprised of U.S. Treasury Inflation Protected Securities having a maturity of at least 1 year and less than 10 years. It is not possible to invest directly in the index.

Merrill Lynch 1–3 Year Treasury Index	Merrill Lynch 1–3 Year Treasury Index is an unmanaged index that tracks the performance of the direct sovereign debt of the U.S. Government having a maturity of at least 1 year and less than 3 years. It is not possible to invest directly in the index.

Merrill Lynch U.S. High Yield BB-B Rated Constrained Index	Merrill Lynch U.S. High Yield BB-B Rated Constrained Index tracks the performance of BB-B Rated U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro rata basis. Performance of the index is calculated using values reflecting the index from December 31, 1996 (the date of inception of the index). For periods prior to the inception date of the index, values reflecting the Merrill Lynch U.S. High Yield BB-B Rated Index (the “Unconstrained Index”) are used, since the Unconstrained Index is the most similar index to the index. It is not possible to invest directly in the index.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in the index.

14	PIMCO Funds

Schedule of Investments All Asset Fund (a)	March 31, 2007

	SHARES	VALUE (000S)
PIMCO FUNDS (b) 100.3%
CommodityRealReturn Strategy Fund®	92,788,376	$1,354,710
Convertible Fund	3,617,251	49,701
Developing Local Markets Fund	113,186,688	1,221,284
Diversified Income Fund	52,138,309	580,299
Emerging Local Bond Fund	52,962,370	529,094
Emerging Markets Bond Fund	41,424,749	461,058
Floating Income Fund	326,367,258	3,443,175
Foreign Bond Fund (Unhedged)	3,793,890	38,736
Fundamental IndexPLUSTM Fund	28,665,461	313,027
Fundamental IndexPLUSTM TR Fund	42,764,742	447,319
GNMA Fund	7,848,452	87,196
High Yield Fund	35,353,804	351,417
Income Fund	2,000,000	20,000
International StocksPLUS® TR Strategy Fund (Unhedged)	5,220,443	53,301

	SHARES	VALUE (000S)
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	40,688,290	$498,838
Long-Term U.S. Government Fund	16,424,716	175,088
Low Duration Fund	41,211,782	410,057
Real Return Asset Fund	102,859,367	1,150,996
Real Return Fund	68,180,726	742,488
RealEstateRealReturn Strategy Fund	5,029,019	38,271
Short-Term Fund	2,990,735	29,788
Small Cap StocksPLUS® TR Strategy Fund	568,518	6,026
StocksPLUS® Fund	1,812,459	20,064
StocksPLUS® Total Return Fund	7,434,210	88,244
Total Return Fund	29,353,715	306,159
Total Return Mortgage Fund	15,011,236	160,921

Total PIMCO Funds (Cost $12,317,019)		12,577,257

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 0.0%

TRI-PARTY REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
4.900% due 04/02/2007	$583	$583

(Dated 03/30/2007. Collateralized by Freddie Mac 6.000% due 11/20/2015 valued at $595. Repurchase proceeds are $583.)
Total Short-Term Instruments (Cost $583)		583

Total Investments 100.3% (Cost $12,317,602)		$12,577,840

Other Assets and Liabilities (Net) (0.3%)		(39,331)

Net Assets 100.0%		$12,538,509

Notes to Schedule of Investments:

(a)	The All Asset Fund is investing in shares of affiliated Funds.
(b)	Institutional Class Shares of each PIMCO Fund.

See Accompanying Notes	Annual Report	March 31, 2007	15

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
ARUBA 0.2%
Mizuho Finance Aruba AEC
2.144% due 12/31/2049	JPY	500,000	$4,339

Mizuho Trust & Banking Co. Ltd.
2.405% due 04/27/2009		200,000	1,756

Total Aruba (Cost $6,141)			6,095

AUSTRALIA 0.3%
Australia Government Bond
8.750% due 08/15/2008	AUD	600	501

Medallion Trust
5.590% due 07/12/2031		$677	678

Seven Media Group
6.000% due 02/07/2013	AUD	8,000	6,412

Total Australia (Cost $7,529)			7,591

AUSTRIA 0.7%
Austria Government Bond
5.000% due 07/15/2012	EUR	12,700	17,716

Total Austria (Cost $13,780)			17,716

BELGIUM 0.6%
Belgium Government Bond
7.500% due 07/29/2008		10,500	14,632

Total Belgium (Cost $9,873)			14,632

BERMUDA 0.1%
Intelsat Bermuda Ltd.
5.250% due 11/01/2008		$1,500	1,483

Total Bermuda (Cost $1,476)			1,483

CANADA 0.3%
Province of Ontario Canada
6.200% due 06/02/2031	CAD	2,200	2,340

Province of Quebec Canada
5.750% due 12/01/2036		2,600	2,623

Rogers Wireless, Inc.
7.625% due 12/15/2011		1,950	1,879

Total Canada (Cost $6,766)			6,842

CAYMAN ISLANDS 1.7%
Foundation Re II Ltd.
12.110% due 11/26/2010		$1,650	1,680

Mizuho Finance Cayman Ltd.
1.060% due 09/28/2049	JPY	400,000	3,402
1.815% due 12/31/2049		300,000	2,596
8.375% due 12/29/2049		$4,300	4,546

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		10,700	10,949

MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	3,300	4,307

Mystic Re Ltd.
11.660% due 12/05/2008		$750	758

Pylon Ltd.
7.796% due 12/18/2008	EUR	1,350	1,843

Redwood Capital IX Ltd.
11.614% due 01/09/2008		$1,000	1,010
12.114% due 01/09/2008		2,000	2,021

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHL Corp. Ltd.
1.417% due 12/25/2024	JPY	12,188	$104

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		$6,000	6,042

Vita Capital III Ltd.
6.466% due 01/01/2011		4,000	4,005

Total Cayman Islands (Cost $42,672)			43,263

DENMARK 1.0%
Nordea Kredit Realkreditaktieselskab
6.000% due 07/01/2029	DKK	1,036	195

Nykredit Realkredit A/S
4.832% due 10/01/2038		11,999	2,121
6.000% due 10/01/2029		1,605	302

Realkredit Danmark A/S
4.510% due 10/01/2038		126,947	22,477

Total Denmark (Cost $24,237)			25,095

FRANCE 12.1%
Axa S.A.
3.750% due 01/01/2017	EUR	828	1,599

France Government Bond
4.000% due 04/25/2009		8,050	10,748
4.000% due 10/25/2009		30,070	40,151
4.000% due 04/25/2014		39,700	52,843
4.000% due 10/25/2014		106,900	142,152
4.000% due 04/25/2055		600	760
4.750% due 04/25/2035		1,100	1,578
5.250% due 04/25/2008		26,800	36,231
5.750% due 10/25/2032		11,800	19,266
6.000% due 10/25/2025		3,400	5,546

Total France (Cost $280,798)			310,874

GERMANY 22.9%
DSL Bank AG
7.250% due 08/07/2007	GBP	3,000	5,927

Landesbank Baden-Wurttemberg
5.500% due 04/02/2007	EUR	440	588

LRP Landesbank Rheinland-Pfalz
4.750% due 04/04/2008		1,430	1,923

Republic of Germany
4.000% due 07/04/2009		2,900	3,874
4.250% due 01/04/2014		63,452	85,800
4.250% due 07/04/2014		66,590	90,113
4.750% due 07/04/2034		4,300	6,195
5.000% due 07/04/2011		100	139
5.000% due 01/04/2012		8,400	11,693
5.250% due 07/04/2010		33,500	46,394
5.250% due 01/04/2011		28,400	39,526
5.375% due 01/04/2010		4,100	5,667
5.500% due 01/04/2031		22,150	34,930
5.625% due 01/04/2028		39,370	62,332
6.250% due 01/04/2024		7,600	12,603
6.250% due 01/04/2030		8,512	14,604
6.500% due 07/04/2027		95,560	166,042

Total Germany (Cost $584,818)			588,350

ICELAND 0.2%
Glitnir Banki HF
5.830% due 01/18/2012		$3,700	3,729

Landsbanki Islands HF
6.060% due 08/25/2009		2,400	2,432

Total Iceland (Cost $6,129)			6,161

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
IRELAND 0.3%
Atlas Reinsurance PLC
7.717% due 01/10/2010	EUR	2,000	$2,717

Celtic Residential Irish Mortgage Securitisation
4.076% due 06/13/2035		1,575	2,111

Emerald Mortgages PLC
4.116% due 04/15/2028		1,478	1,980
4.116% due 01/15/2035		411	551

Osiris Capital PLC
10.360% due 01/15/2010		$1,000	1,005

Total Ireland (Cost $7,277)			8,364

ITALY 0.3%
Italy Buoni Poliennali Del Tesoro
5.250% due 08/01/2011	EUR	3,400	4,755
5.500% due 11/01/2010		1,700	2,379

Siena Mortgages SpA
4.065% due 02/05/2037		848	1,135

Total Italy (Cost $8,190)			8,269

JAPAN 26.3%
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	300	389

Development Bank of Japan
4.250% due 06/09/2015		$7,300	6,902

Japan Government Bond
0.700% due 09/20/2008	JPY	2,980,000	25,286
1.500% due 03/20/2011		12,710,000	109,687
1.500% due 03/20/2014		6,760,000	57,777
1.500% due 03/20/2015		5,200,000	44,175
1.600% due 06/20/2014		8,010,000	68,842
1.600% due 09/20/2014		5,710,000	48,988
2.300% due 05/20/2030		700,300	6,045
2.300% due 06/20/2035		7,380,000	62,306
2.400% due 03/20/2034		2,470,000	21,322
2.500% due 09/20/2035		4,060,000	35,707
2.500% due 06/20/2036		3,900,000	34,312

Japanese Government CPI Linked Bond
0.800% due 12/10/2015		1,078,920	8,920
1.000% due 06/10/2016		3,463,460	28,898
1.100% due 12/10/2016		11,828,600	99,637

Resona Bank Ltd.
5.850% due 09/29/2049		$5,700	5,682

Sumitomo Mitsui Banking Corp.
1.445% due 12/01/2049	JPY	600,000	5,169
1.514% due 12/31/2049		400,000	3,418
1.744% due 12/31/2049		100,000	857
5.625% due 07/29/2049		$1,300	1,283

Total Japan (Cost $700,049)			675,602

JERSEY, CHANNEL ISLANDS 0.2%
Haus Ltd.
4.139% due 12/10/2037	EUR	3,423	4,568

Lloyds TSB Capital
7.375% due 12/29/2049		500	747

SRM Investment Ltd.
4.063% due 08/26/2034		411	549

Total Jersey, Channel Islands (Cost $4,206)			5,864

LUXEMBOURG 0.0%
Unicredit Luxembourg Finance S.A.
5.410% due 10/24/2008		$900	901

Total Luxembourg (Cost $900)			901

16	PIMCO Funds	See Accompanying Notes

March 31, 2007

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
MEXICO 0.1%
C10 Capital SPV Ltd.
6.722% due 12/01/2049		$3,200	$3,162

Pemex Project Funding Master Trust
8.850% due 09/15/2007		40	40

Total Mexico (Cost $3,240)			3,202

NETHERLANDS ANTILLES 0.1%
BTM Curacao Holdings NV
1.020% due 12/31/2049	JPY	200,000	1,714

Total Netherlands Antilles (Cost $1,703)			1,714

NETHERLANDS 0.7%
Delphinus BV
4.037% due 04/25/2093	EUR	1,500	2,013

Dutch Mortgage Portfolio Loans BV
4.076% due 11/20/2035		1,166	1,565

Dutch Mortgage-Backed Securities BV
4.202% due 10/02/2079		2,906	3,898

Generali Finance BV
5.479% due 02/28/2049		2,300	3,097

Holland Euro-Denominated Mortgage-Backed Series
4.016% due 04/18/2012		784	1,050

Netherlands Government Bond
3.750% due 07/15/2014		2,500	3,277

Siemens Financieringsmaatschappij NV
5.410% due 08/14/2009		$4,400	4,404

Total Netherlands (Cost $18,551)			19,304

NEW ZEALAND 0.1%
New Zealand Government Bond CPI Linked Bond
4.500% due 02/15/2016	NZD	2,006	1,947

Total New Zealand (Cost $1,231)			1,947

RUSSIA 0.2%
Gaz Capital for Gazprom
5.875% due 06/01/2015	EUR	700	970

VTB Capital S.A. for Vneshtorgbank
6.100% due 09/21/2007		$3,800	3,806

Total Russia (Cost $4,679)			4,776

SPAIN 2.9%
Hipotebansa Mortgage Securitization Fund
3.921% due 07/18/2022	EUR	924	1,234

Spain Government Bond
4.200% due 07/30/2013		2,200	2,960
4.200% due 01/31/2037		2,300	3,020
5.150% due 07/30/2009		37,730	51,632
5.350% due 10/31/2011		11,100	15,620

Total Spain (Cost $55,214)			74,466

TUNISIA 0.2%
Banque Centrale de Tunisie
4.500% due 06/22/2020	EUR	4,600	5,816

Total Tunisia (Cost $5,562)			5,816

UNITED KINGDOM 7.3%
Bauhaus Securities Ltd.
4.092% due 10/30/2052	EUR	2,222	2,975

Dolerite Funding PLC
5.640% due 08/20/2032		$440	440

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
HBOS PLC
5.920% due 09/29/2049		$5,900	$5,791

HSBC Holdings PLC
6.500% due 05/02/2036		23,800	25,239

National Grid PLC
4.980% due 06/22/2011 (j)	CAD	4,900	4,318

Royal Bank of Scotland Group PLC
5.350% due 12/21/2007		$6,500	6,506

Tate & Lyle International Finance PLC
5.000% due 11/15/2014		1,500	1,411

United Kingdom Gilt
4.000% due 03/07/2009	GBP	14,900	28,564
4.750% due 06/07/2010		27,900	53,948
5.000% due 03/07/2012		12,830	25,013
8.000% due 09/27/2013		14,100	32,067

Total United Kingdom (Cost $180,575)			186,272

UNITED STATES 94.8%

ASSET-BACKED SECURITIES 2.0%
Amortizing Residential Collateral Trust
5.610% due 07/25/2032		$9	9

Amresco Residential Securities Mortgage Loan Trust
6.260% due 06/25/2029		247	254

Bear Stearns Asset-Backed Securities, Inc.
5.650% due 10/25/2032		107	107
5.720% due 10/27/2032		179	180

Citicorp Residential Mortgage Securities
5.410% due 03/25/2037		12,400	12,406

Countrywide Asset-Backed Certificates
5.420% due 09/25/2037		12,800	12,804

CS First Boston Mortgage Securities Corp.
5.940% due 01/25/2032		110	110

FBR Securitization Trust
5.440% due 10/25/2035		47	47
5.440% due 11/25/2035		248	248

First Alliance Mortgage Loan Trust
5.550% due 12/20/2027		25	25

First NLC Trust
5.440% due 02/25/2036		635	635

GE-WMC Mortgage Securities LLC
5.420% due 12/25/2035		677	678

GSAMP Trust
5.430% due 11/25/2035		179	179

Home Equity Mortgage Trust
5.430% due 02/25/2036		238	238

Indymac Residential Asset-Backed Trust
5.420% due 03/25/2036		424	424

Mesa Trust Asset-Backed Certificates
5.720% due 12/25/2031		526	528

Quest Trust
5.880% due 06/25/2034		348	349

Residential Asset Securities Corp.
5.410% due 01/25/2036		275	276
5.420% due 11/25/2035		269	269
5.820% due 07/25/2032		442	442

SG Mortgage Securities Trust
5.420% due 10/25/2035		55	55

SLM Student Loan Trust
3.800% due 12/15/2038		3,000	2,928
5.316% due 10/27/2014		7,700	7,705

Soundview Home Equity Loan Trust
5.420% due 12/25/2035		266	266

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Wells Fargo Home Equity Trust
5.550% due 10/25/2035		$9,901	$9,907

			51,069

BANK LOAN OBLIGATIONS 0.5%
Ford Motor Co.
8.360% due 11/29/2013		2,195	2,205

Georgia-Pacific Corp.
7.340% due 12/20/2012		4,524	4,552
7.364% due 12/20/2012		426	429

HCA, Inc.
7.614% due 11/14/2013		4,800	4,846

MGM Mirage
7.500% due 10/03/2011		1,000	987

			13,019

CORPORATE BONDS & NOTES 8.0%
ACE INA Holdings, Inc.
5.875% due 06/15/2014		1,400	1,432

American International Group, Inc.
4.875% due 03/15/2067	EUR	5,500	7,215
6.250% due 03/15/2037		$1,300	1,270

Anadarko Petroleum Corp.
6.125% due 03/15/2012		2,600	2,678

AT&T, Inc.
5.570% due 11/14/2008		500	502

AutoZone, Inc.
5.875% due 10/15/2012		2,000	2,046

Bank of America Corp.
5.370% due 11/06/2009		7,500	7,499

Bank of America N.A.
5.350% due 12/18/2008		3,100	3,099

BellSouth Corp.
5.200% due 09/15/2014		3,000	2,954

Boston Scientific Corp.
5.450% due 06/15/2014		1,500	1,444
6.400% due 06/15/2016		4,300	4,319

Caesars Entertainment, Inc.
8.875% due 09/15/2008		400	418

Charter One Bank N.A.
5.410% due 04/24/2009		13,550	13,557

CIT Group, Inc.
5.480% due 08/17/2009		7,800	7,809

CMS Energy Corp.
8.900% due 07/15/2008		2,100	2,189

CNA Financial Corp.
6.000% due 08/15/2011		3,600	3,679

CSX Corp.
6.750% due 03/15/2011		2,500	2,614

CVS Corp.
5.750% due 08/15/2011		900	917

DaimlerChrysler N.A. Holding Corp.
4.875% due 06/15/2010		1,000	991
5.690% due 03/13/2009		6,600	6,615
5.750% due 09/08/2011		1,500	1,525
5.820% due 09/10/2007		3,800	3,806

EchoStar DBS Corp.
5.750% due 10/01/2008		410	412
6.375% due 10/01/2011		700	706

Exelon Corp.
6.750% due 05/01/2011		900	938

Freeport-McMoRan Copper & Gold, Inc.
8.564% due 04/01/2015		1,100	1,159

See Accompanying Notes	Annual Report	March 31, 2007	17

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
GATX Financial Corp.
5.125% due 04/15/2010		$500	$498

General Electric Capital Corp.
4.625% due 09/15/2066	EUR	700	928
5.380% due 12/12/2008		$4,800	4,805

General Motors Acceptance Corp.
6.000% due 04/01/2011		6,700	6,522

Genworth Financial, Inc.
1.600% due 06/20/2011	JPY	520,000	4,409

GMAC LLC
6.000% due 12/15/2011		$4,300	4,175

Goldman Sachs Group, Inc.
5.800% due 03/22/2016		2,900	2,908

Harrah’s Operating Co., Inc.
5.960% due 02/08/2008		4,600	4,611

Health Care Property Investors, Inc.
5.950% due 09/15/2011		1,000	1,019

HSBC Finance Corp.
6.538% due 11/13/2007		4,600	4,621

International Lease Finance Corp.
5.350% due 03/01/2012		2,900	2,922
5.400% due 02/15/2012		2,700	2,737

JPMorgan & Co., Inc.
2.991% due 02/15/2012		4,670	4,841

JPMorgan Chase Capital XXII
6.450% due 02/02/2037		3,000	2,951

JPMorgan Mortgage Acquisition Corp.
6.550% due 09/15/2066		4,800	4,784

Lennar Corp.
5.950% due 10/17/2011		900	899

Loews Corp.
5.250% due 03/15/2016		1,200	1,179

Marsh & McLennan Cos., Inc.
5.150% due 09/15/2010		2,200	2,182

Masco Corp.
5.875% due 07/15/2012		1,000	1,014

May Department Stores Co.
4.800% due 07/15/2009		900	891

Merrill Lynch & Co., Inc.
5.450% due 08/14/2009		3,800	3,802

Mission Energy Holdings International, Inc.
13.500% due 07/15/2008		600	657

Mizuho JGB Investment LLC
9.870% due 12/31/2049		1,200	1,263

Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049		1,400	1,458

Morgan Stanley
5.840% due 10/15/2015		5,100	5,132

NiSource Finance Corp.
5.400% due 07/15/2014		1,200	1,174

Qwest Communications International, Inc.
8.860% due 02/15/2009		600	609

Rabobank Capital Funding Trust
5.254% due 12/29/2049		3,900	3,766

Reed Elsevier Capital, Inc.
4.625% due 06/15/2012		1,200	1,161

Ryder System, Inc.
3.500% due 03/15/2009		900	868

SB Treasury Co. LLC
9.400% due 12/29/2049		6,600	6,909

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Southwest Airlines Co.
6.500% due 03/01/2012	$500	$523

Time Warner, Inc.
5.590% due 11/13/2009	3,400	3,408

Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049	3,530	3,719

Toyota Motor Credit Corp.
5.330% due 10/12/2007	11,800	11,805

Transcontinental Gas Pipe Line Corp.
6.250% due 01/15/2008	500	504

U.S. Bancorp
5.350% due 04/28/2009	8,200	8,206

Viacom, Inc.
5.750% due 04/30/2011	6,100	6,189

Xerox Corp.
9.750% due 01/15/2009	2,600	2,801

		204,643

MORTGAGE-BACKED SECURITIES 4.0%
Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034	5,392	5,326

Bear Stearns Alt-A Trust
5.830% due 11/25/2036	8,155	8,233

Citigroup Mortgage Loan Trust, Inc.
4.900% due 10/25/2035	17,451	17,272
4.900% due 12/25/2035	943	940

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	12,800	12,755

Commercial Mortgage Asset Trust
6.975% due 01/17/2032	2,800	3,038

Countrywide Home Loan Mortgage Pass-Through Trust
5.640% due 03/25/2035	83	83

CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040	576	574
5.540% due 11/15/2019	566	567
5.629% due 05/25/2032	91	91

GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	3,495	3,482

Greenpoint Mortgage Funding Trust
5.590% due 11/25/2045	607	608

Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	4,100	4,114

GSR Mortgage Loan Trust
4.539% due 09/25/2035	2,175	2,154

Impac CMB Trust
5.720% due 07/25/2033	218	218

JPMorgan Chase Commercial Mortgage Securities Corp.
6.465% due 11/15/2035	10,100	10,617

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	548	547

MASTR Asset Securitization Trust
5.500% due 11/25/2017	904	897

Merrill Lynch Commercial Mortgage Trust
5.414% due 07/12/2046	7,200	7,214

MLCC Mortgage Investors, Inc.
5.700% due 03/15/2025	762	765

Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	415	418

Washington Mutual, Inc.
5.111% due 10/25/2032	442	441
5.580% due 11/25/2045	1,536	1,542

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.590% due 12/25/2027	$5,084	$5,087
5.630% due 01/25/2045	2,082	2,086
5.642% due 02/27/2034	1,455	1,470
6.129% due 05/25/2041	50	51

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	13,060	12,974

		103,564

MUNICIPAL BONDS & NOTES 0.7%
Chicago, Illinois General Obligation Revenue Notes, (FSA Insured), Series 2006
4.750% due 01/01/2014	830	902

District of Columbia Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
6.500% due 05/15/2033	1,115	1,330

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
6.250% due 06/01/2033	2,085	2,305

Harris County, Texas Revenue Bonds, Series 2003
5.000% due 08/01/2033	820	830

Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	1,435	1,493

Illinois State Regional Transportation Authority Revenue Bonds, (FSA Insured), Series 1999
5.750% due 06/01/2014	20	22

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
5.300% due 06/01/2025	3,105	3,281
6.500% due 06/01/2023	1,780	1,780

Louisville & Jefferson Counties, Kentucky Metro Sewer District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036	200	209

Metropolitan Water District of Southern California Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 10/01/2036	530	556

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2038	600	644

New York State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
5.500% due 06/01/2014	300	311
5.500% due 06/01/2017	600	636

New York State Tobacco Settlement Financing Corporations Revenue Notes, Series 2003
5.250% due 06/01/2013	3,500	3,562

		17,861

	SHARES
PREFERRED STOCKS 0.3%
DG Funding Trust
7.600% due 12/31/2049	640	6,754

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 77.0%
Fannie Mae
4.190% due 11/01/2034	$11,450	11,342
4.946% due 12/01/2034	2,123	2,122
5.000% due 11/25/2032 - 04/01/2037	48,371	46,680
5.440% due 03/25/2034	352	353
5.500% due 11/01/2028 - 04/01/2037	87,658	86,938

18	PIMCO Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.649% due 04/01/2032	$160	$160
6.000% due 10/01/2034 - 07/25/2044	1,595,631	1,607,662
6.500% due 02/01/2026 - 04/01/2037	154,378	157,538
7.025% due 08/01/2023	212	215
7.075% due 01/01/2023	62	63
7.290% due 11/01/2022	19	19
7.362% due 12/01/2030	44	45

Federal Home Loan Bank
4.300% due 05/12/2008	10,000	9,925

Freddie Mac
4.389% due 09/01/2035	930	920
5.000% due 03/15/2016 - 08/15/2035	10,723	10,189
5.670% due 12/15/2030	1,184	1,188
6.133% due 10/25/2044	11,348	11,448
6.816% due 06/01/2022	317	321
9.050% due 06/15/2019	6	6

Ginnie Mae
5.375% due 05/20/2022 - 05/20/2030	1,873	1,896
5.750% due 07/20/2022 - 08/20/2027	798	807
6.000% due 08/20/2034	6,320	6,477
6.125% due 11/20/2021 - 11/20/2030	335	339

Small Business Administration
5.980% due 05/01/2022	5,556	5,733
6.344% due 08/01/2011	1,721	1,781
6.640% due 02/01/2011	748	778

Tennessee Valley Authority
5.880% due 04/01/2036	8,145	8,808
5.980% due 04/01/2036	1,855	2,027

		1,975,780

U.S. TREASURY OBLIGATIONS 2.3%
Treasury Inflation Protected Securities (b)
2.000% due 01/15/2014	330	327
2.000% due 01/15/2026	1,229	1,169

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
2.375% due 01/15/2027	$13,913	$14,032
3.625% due 04/15/2028	1,244	1,515

U.S. Treasury Bonds
8.125% due 05/15/2021	13,800	18,328

U.S. Treasury Notes
3.500% due 12/15/2009	400	390
4.375% due 12/15/2010	15,600	15,524
4.625% due 02/29/2012	4,000	4,016
4.875% due 05/31/2011	4,500	4,573

		59,874

Total United States (Cost $2,434,211)		2,432,564

SHORT-TERM INSTRUMENTS 10.7%

CERTIFICATES OF DEPOSIT 5.6%
Barclays Bank PLC
5.281% due 03/17/2008	18,000	18,003

BNP Paribas
5.270% due 09/23/2008	25,700	25,689

Countrywide Funding Corp.
5.350% due 08/16/2007	12,100	12,100

Dexia Credit Local S.A.
5.270% due 09/29/2008	15,300	15,300

Fortis Bank NY
5.300% due 09/30/2008	20,500	20,500

Royal Bank of Scotland Group PLC
5.265% due 03/26/2008	25,700	25,696

Societe Generale NY
5.270% due 03/25/2008	25,700	25,700

		142,988

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER 1.8%
UBS Finance Delaware LLC
5.185% due 08/01/2007	$47,000	$46,333
5.205% due 08/01/2007	1,000	984

		47,317

REPURCHASE AGREEMENTS 1.7%
Lehman Brothers, Inc.
5.150% due 04/02/2007	43,000	43,000

(Dated 03/30/2007. Collateralized by U.S. Treasury Bonds 7.125% due 02/15/2023 valued at $43,805. Repurchase proceeds are $43,018.)

TRI-PARTY REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
4.900% due 04/02/2007	4,535	4,535

(Dated 03/30/2007. Collateralized by Freddie Mac 6.000% due 11/20/2015 valued at $4,630. Repurchase proceeds are $4,537.)

U.S. TREASURY BILLS 1.4%
4.951% due 05/31/2007 - 06/14/2007 (a)(c)(d)(f)	35,915	35,554

Total Short-Term Instruments (Cost $273,399)		273,394

PURCHASED OPTIONS (h) 0.8%
(Cost $24,490)		19,894

Total Investments (e) 185.1% (Cost $4,707,696)		$4,750,451

Written Options (i) (0.5%) (Premiums $15,700)		(12,718)

Other Assets and Liabilities (Net) (84.6%)		(2,171,215)

Net Assets 100.0%		$2,566,518

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities with an aggregate market value of $13,870 have been pledged as collateral for swap and swaption contracts on March 31, 2007.
(d)	Securities with an aggregate market value of $3,264 have been pledged as collateral for delayed-delivery securities on March 31, 2007.
(e)	As of March 31, 2007, portfolio securities with an aggregate value of $65,075 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(f)	Securities with an aggregate market value of $14,454 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	29	$(8)
90-Day Eurodollar March Futures	Long	03/2008	163	(6)
90-Day Eurodollar September Futures	Long	09/2007	7,615	(2,850)
90-Day Euroyen December Futures	Long	12/2007	2,672	104
Euro-Bund 10-Year Note June Futures	Long	06/2007	2,182	(2,174)
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 116.500	Short	06/2007	267	29
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 117.500	Short	06/2007	108	32
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 109.500	Long	06/2007	2,182	0

See Accompanying Notes	Annual Report	March 31, 2007	19

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 113.500	Short	06/2007	267	$49
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 114.500	Short	06/2007	108	(25)
Japan Government 10-Year Bond June Futures	Long	06/2007	324	(306)
U.S. Treasury 5-Year Note June Futures	Long	06/2007	259	58
U.S. Treasury 10-Year Note June Futures	Long	06/2007	36	(13)
U.S. Treasury 10-Year Note June Futures	Short	06/2007	225	179
U.S. Treasury 30-Year Bond June Futures	Long	06/2007	110	(123)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	115	(67)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	515	(315)

				$(5,436)

(g)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Dow Jones ITRAX 6HI4 Index	Buy	(0.850%	)	12/20/2016	EUR	11,300	$(17)
BNP Paribas Bank	Dow Jones ITRAX 6HI4 Index	Buy	(0.850%	)	12/20/2016		5,200	(6)
Deutsche Bank AG	Dow Jones ITRAX 6HI4 Index	Buy	(0.850%	)	12/20/2016		14,900	(39)
Goldman Sachs & Co.	Dow Jones ITRAX 6HI4 Index	Buy	(0.850%	)	12/20/2016		1,700	(2)
HSBC Bank USA	Dow Jones ITRAX 6HI4 Index	Buy	(0.850%	)	12/20/2016		1,800	(3)
JPMorgan Chase & Co.	Dow Jones ITRAX 6HIVOL Index	Buy	(0.850%	)	12/20/2016		12,700	(34)
Deutsche Bank AG	SOFTBANK Corp. 1.750% due 03/31/2014	Sell	2.300%		09/20/2007	JPY	840,000	64
Bank of America	May Department Stores Co. 4.800% due 07/15/2009	Buy	(0.190%	)	09/20/2009		$900	(1)
Bank of America	Exelon Corp. 6.750% due 05/01/2011	Buy	(0.330%	)	06/20/2011		900	4
Bank of America	Pampelonne CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.400% due 11/11/2051	Buy	(1.750%	)	11/11/2051		4,000	473
Barclays Bank PLC	National Grid PLC	Buy	(0.208%	)	06/20/2011		4,300	(4)
Barclays Bank PLC	Anadarko Petroleum Corp. 6.125% due 03/15/2012	Buy	(0.330%	)	03/20/2012		2,600	(3)
Barclays Bank PLC	International Lease Finance Corp. 5.400% due 02/15/2012	Buy	(0.170%	)	03/20/2012		2,700	(2)
Barclays Bank PLC	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016		2,400	16
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 4.875% due 06/15/2010	Buy	(0.520%	)	06/20/2010		1,000	(8)
Bear Stearns & Co., Inc.	GATX Financial Corp. 5.125% due 04/15/2010	Buy	(0.160%	)	06/20/2010		500	(1)
Bear Stearns & Co., Inc.	CSX Corp. 6.750% due 03/15/2011	Buy	(0.165%	)	03/20/2011		2,700	27
Bear Stearns & Co., Inc.	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.470%	)	06/20/2011		2,400	(15)
Bear Stearns & Co., Inc.	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%	)	09/20/2011		3,800	(20)
Bear Stearns & Co., Inc.	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.520%	)	06/20/2012		1,000	2
Bear Stearns & Co., Inc.	NiSource Finance Corp. 5.400% due 07/15/2014	Buy	(0.620%	)	09/20/2014		1,150	(7)
Bear Stearns & Co., Inc.	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.480% due 10/15/2015	Buy	(0.285%	)	12/20/2015		2,500	22
Bear Stearns & Co., Inc.	Goldman Sachs Group, Inc. floating rate based on 3-Month USD-LIBOR plus 0.450% due 03/22/2016	Buy	(0.330%	)	03/20/2016		2,900	15
Bear Stearns & Co., Inc.	Loews Corp. 5.250% due 03/15/2016	Buy	(0.330%	)	03/20/2016		1,150	(10)
Citibank N.A.	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.680%	)	12/20/2012		2,100	(34)
Deutsche Bank AG	Ryder System, Inc. 3.500% due 03/15/2009	Buy	(0.150%	)	03/20/2009		900	0
Deutsche Bank AG	Lennar Corp. 5.950% due 10/17/2011	Buy	(0.785%	)	12/20/2011		900	11
Deutsche Bank AG	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.365%	)	03/20/2012		500	(2)
Deutsche Bank AG	Southwest Airlines Co. 6.500% due 03/01/2012	Buy	(0.420%	)	03/20/2012		500	(2)
Deutsche Bank AG	International Paper Co. 5.850% due 10/30/2012	Buy	(0.500%	)	06/20/2012		1,600	0
Deutsche Bank AG	Ace INA Holdings, Inc. 5.875% due 06/15/2014	Buy	(0.390%	)	06/20/2014		1,400	(5)
Deutsche Bank AG	Boston Scientific Corp. 5.450% due 06/15/2014	Buy	(0.620%	)	06/20/2014		1,500	33
Deutsche Bank AG	Tate & Lyle International Finance PLC 5.000% due 11/15/2014	Buy	(0.510%	)	12/20/2014		1,400	15
Goldman Sachs & Co.	JC Penney Corp., Inc. 8.000% due 03/01/2010	Sell	0.990%		09/20/2010		500	12
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016		179,200	1,084
Goldman Sachs & Co.	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017		2,000	5
HSBC Bank USA	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.240%		02/20/2008		7,500	2
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%		06/20/2007		500	6
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.345%		08/20/2011		19,900	533
JPMorgan Chase & Co.	Health Care Property Investors, Inc. 5.950% due 09/15/2011	Buy	(0.610%	)	09/20/2011		1,000	(8)
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.135%	)	08/20/2016		11,100	(669)

20	PIMCO Funds	See Accompanying Notes

March 31, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		06/20/2007	$700	$8
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.280%		08/20/2011	29,600	715
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%		08/20/2011	8,100	225
Lehman Brothers, Inc.	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.520%	)	06/20/2012	2,000	4
Lehman Brothers, Inc.	BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325%	)	09/20/2014	3,000	(12)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.160%	)	08/20/2016	4,600	(285)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.065%	)	08/20/2016	4,300	(237)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.050%	)	08/20/2016	12,100	(655)
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	9,300	55
Merrill Lynch & Co., Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.410%		06/20/2007	9,500	17
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%		03/20/2010	2,976	27
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.000% due 04/01/2011	Buy	(1.290%	)	06/20/2011	6,700	104
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.340%		08/20/2011	15,600	415
Merrill Lynch & Co., Inc.	International Lease Finance Corp. 5.350% due 03/01/2012	Buy	(0.130%	)	03/20/2012	2,900	3
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.130%	)	08/20/2016	8,700	(521)
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%		06/20/2007	1,400	15
Morgan Stanley	Xerox Corp. 9.750% due 01/15/2009	Buy	(0.290%	)	03/20/2009	2,800	(7)
Morgan Stanley	Dow Jones CDX N.A. IG3 Index	Sell	0.500%		03/20/2010	15,872	142
Morgan Stanley	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.700%	)	09/20/2010	400	(19)
Morgan Stanley	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.640%	)	06/20/2011	1,000	(13)
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.380%		08/20/2011	21,700	611
Morgan Stanley	International Paper Co. 5.850% due 10/30/2012	Buy	(0.475%	)	06/20/2012	1,000	0
Morgan Stanley	Reed Elsevier Capital, Inc. 4.625% due 06/15/2012	Buy	(0.280%	)	06/20/2012	1,200	(2)
Morgan Stanley	Masco Corp. 5.875% due 07/15/2012	Buy	(0.580%	)	09/20/2012	1,000	7
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.180%	)	08/20/2016	12,100	(768)
Morgan Stanley	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	15,000	100
Royal Bank of Scotland Group PLC	Landsbanki Islands HF floating rate based on 3-Month USD-LIBOR plus 0.700% due 08/25/2009	Buy	(0.330%	)	09/20/2009	2,400	(10)
Royal Bank of Scotland Group PLC	CVS Corp. 5.750% due 08/15/2011	Buy	(0.240%	)	09/20/2011	1,000	(3)
Royal Bank of Scotland Group PLC	DaimlerChrysler N.A. Holding Corp. 5.750% due 09/08/2011	Buy	(0.620%	)	09/20/2011	1,500	(17)
Royal Bank of Scotland Group PLC	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.290%	)	03/20/2012	3,200	(3)
Royal Bank of Scotland Group PLC	Weyerhaeuser Co. 6.75 due 03/15/2012	Buy	(0.550%	)	06/20/2012	5,000	0
Royal Bank of Scotland Group PLC	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.480% due 10/15/2015	Buy	(0.295%	)	12/20/2015	2,600	21
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%		06/20/2007	1,000	11
UBS Warburg LLC	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	12,000	80

							$1,440

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2009	AUD	109,100	$(49)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.000%	06/15/2010		70,250	(1,622)
Citibank N.A.	6-Month Australian Bank Bill	Receive	6.000%	06/15/2015		39,700	1,217
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2009		219,200	(94)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		67,600	(96)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.000%	06/15/2012		9,800	(88)
Deutsche Bank AG	6-Month Australian Bank Bill	Receive	6.000%	06/15/2017		5,600	81
HSBC Bank USA	6-Month Australian Bank Bill	Pay	6.000%	06/15/2012		9,000	(85)
HSBC Bank USA	6-Month Australian Bank Bill	Receive	6.000%	06/15/2017		5,200	78
Morgan Stanley	6-Month Australian Bank Bill	Pay	6.500%	01/15/2009		134,800	(67)
Royal Bank of Canada	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		43,700	(73)
UBS Warburg LLC	6-Month Australian Bank Bill	Pay	6.000%	06/20/2009		22,500	(120)

See Accompanying Notes	Annual Report	March 31, 2007	21

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
UBS Warburg LLC	6-Month Australian Bank Bill	Pay	6.000%	06/15/2010	AUD	71,300	$(1,677)
UBS Warburg LLC	6-Month Australian Bank Bill	Receive	6.000%	06/15/2015		40,900	1,346
Bank of America	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2027	CAD	2,900	(62)
Citibank N.A.	3-Month Canadian Bank Bill	Receive	5.000%	06/15/2015		10,000	44
Deutsche Bank AG	3-Month Canadian Bank Bill	Pay	5.500%	06/15/2035		1,900	73
Merrill Lynch & Co., Inc.	3-Month Canadian Bank Bill	Pay	5.000%	06/15/2015		7,300	246
Royal Bank of Canada	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2027		2,800	(40)
Barclays Bank PLC	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010	EUR	2,300	(121)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010		19,000	431
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		7,100	11
Barclays Bank PLC	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		43,800	233
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		16,000	340
Citibank N.A.	6-Month EUR-LIBOR	Receive	5.000%	06/17/2012		46,100	2,327
Credit Suisse First Boston	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		37,050	1,335
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		91,330	148
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.435%	06/18/2034		6,900	385
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	06/21/2036		3,800	38
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Receive	1.995%	03/15/2012		9,100	12
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		78,000	1,793
HSBC Bank USA	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		13,620	7
JPMorgan Chase & Co.	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		4,770	(212)
JPMorgan Chase & Co.	6-Month EUR-LIBOR	Receive	5.000%	06/17/2012		29,500	1,490
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		2,600	53
Lehman Brothers, Inc.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.965%	03/15/2012		3,600	8
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		9,400	171
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Pay	6.000%	06/18/2034		25,200	(660)
Merrill Lynch & Co., Inc.	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		700	(37)
Merrill Lynch & Co., Inc.	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		4,000	80
Morgan Stanley	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		3,100	(140)
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		5,300	30
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		66,750	2,151
Morgan Stanley	6-Month EUR-LIBOR	Pay	6.000%	06/18/2034		53,500	(1,510)
UBS Warburg LLC	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		85,200	(1,407)
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		20,500	458
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010	GBP	72,950	(3,883)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		800	(41)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.500%	09/15/2017		27,900	77
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/18/2034		10,100	(39)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		14,600	740
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		6,900	934
Citibank N.A.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		3,500	(202)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		6,600	(363)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	06/18/2034		15,000	(22)
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		1,200	80
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		4,300	603
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		17,100	(448)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		36,300	(1,452)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		21,900	1,365
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		3,700	(224)
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	06/18/2034		5,600	(154)
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		3,900	255
JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		10,500	(573)
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		11,300	(612)
Morgan Stanley	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		10,000	(179)
Morgan Stanley	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		4,100	228
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	5.322%	09/14/2009		100	1
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		19,300	(932)
Barclays Bank PLC	6-Month JPY-LIBOR	Receive	2.000%	06/20/2016	JPY	1,800,000	(202)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		34,280,000	365
Deutsche Bank AG	6-Month JPY-LIBOR	Receive	2.000%	06/20/2016		4,170,000	(403)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		19,380,000	(34)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	1.500%	03/20/2011		9,780,000	83
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	1.300%	09/21/2011		2,008,000	13
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		2,620,000	6
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	2.000%	12/20/2013		8,000,000	(566)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	2.000%	06/20/2016		22,630,000	(2,426)
JPMorgan Chase & Co.	6-Month JPY-LIBOR	Receive	1.000%	06/24/2011		500,000	(22)
Lehman Brothers, Inc.	6-Month JPY-LIBOR	Receive	2.000%	12/20/2013		3,455,000	(854)
Merrill Lynch & Co., Inc.	6-Month JPY-LIBOR	Receive	2.000%	06/20/2016		3,310,000	(279)
Morgan Stanley	6-Month JPY-LIBOR	Receive	0.390%	06/18/2007		525,000	29
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		10,500,000	109
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		27,900,000	(69)
Morgan Stanley	6-Month JPY-LIBOR	Receive	1.500%	03/20/2011		11,260,000	124
Morgan Stanley	6-Month JPY-LIBOR	Receive	2.000%	06/20/2016		7,490,000	(838)
Morgan Stanley	6-Month JPY-LIBOR	Receive	1.980%	09/27/2016		4,800,000	(764)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		13,850,000	(57)

22	PIMCO Funds	See Accompanying Notes

March 31, 2007

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009	JPY	75,220,000	$(82)
UBS Warburg LLC	6-Month JPY-LIBOR	Receive	1.500%	03/20/2011		16,400,000	218
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	2.500%	06/20/2036		700,000	18
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016	MXN	85,000	227
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.900%	09/22/2016		116,000	705
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.840%	09/23/2016		21,000	118
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		454,700	(41)
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.840%	09/23/2016		14,000	79
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		41,000	109
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		$16,700	247
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		35,500	206
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		8,200	178
Credit Suisse First Boston	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		29,700	518
Deutsche Bank AG	0.288% less 10-Year vs. 2-Year USD ISDA rate spread, cap 0.000%	Pay	Premium amount of $285	12/07/2007		22,800	77
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		35,000	120
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	06/20/2012		13,700	(137)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		8,200	48
Goldman Sachs & Co.	0.288% less 10-Year vs. 2-Year USD ISDA rate spread, cap 0.000%	Pay	Premium amount of $254	12/07/2007		21,900	98
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2012		110,400	(1,104)
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		54,100	316
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		16,000	22
JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		24,500	474
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	06/20/2012		65,000	218
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		129,100	755
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		26,200	597
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		2,000	(2)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		21,700	232
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		10,000	(340)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		35,800	(40)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		190,400	894
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		21,600	(564)
UBS Warburg LLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		15,500	66
UBS Warburg LLC	3-Month USD-LIBOR	Receive	5.000%	12/20/2026		18,000	(875)

							$(845)

(h)	Purchased options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CBOT U.S. Treasury 5-Year Note June Futures	$ 103.000	05/25/2007	159	$3	$2
Put - CBOT U.S. Treasury 30-Year Bond June Futures	105.000	05/25/2007	32	1	1

				$4	$3

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2007	GBP	43,300	$224	$0
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	6-Month GBP-LIBOR	Pay	5.080%	06/15/2007		49,000	253	2
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	05/11/2007		21,000	115	0
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.150%	09/14/2007		45,500	234	27
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2007		88,000	408	3
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.300%	03/14/2008		20,000	77	61
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.350%	03/14/2008		5,600	27	20
Call - OTC 2-Year Interest Rate Swap	HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	05/17/2007		64,000	350	0
Call - OTC 2-Year Interest Rate Swap	HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	06/06/2007		16,200	87	0
Call - OTC 2-Year Interest Rate Swap	HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	06/15/2007		63,900	336	2
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.150%	09/14/2007		94,500	532	55
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.188%	09/14/2007		108,500	620	75
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.201%	09/14/2007		35,000	200	26
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.300%	03/14/2008		76,000	295	231
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	07/02/2007		$238,000	881	660
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		106,700	413	766
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	12/20/2007		211,100	1,368	1,420
Call - OTC 30-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.750%	04/27/2009		9,700	502	734
Put - OTC 30-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	6.250%	04/27/2009		9,700	676	142
Call - OTC 2-Year Interest Rate Swap	Morgan Stanley	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		28,500	151	153
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	07/02/2007		108,000	447	176
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.850%	07/02/2007		169,600	441	94
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		788,600	3,911	5,663
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		675,500	4,209	3,632

								$16,757	$13,942

See Accompanying Notes	Annual Report	March 31, 2007	23

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY 116.000	12/05/2007	$28,000	$281	$475
Call - OTC U.S. dollar versus Japanese yen	114.650	01/18/2008	44,000	1,466	966
Put - OTC U.S. dollar versus Japanese yen	114.650	01/18/2008	44,000	1,466	1,324
Call - OTC U.S. dollar versus Japanese yen	120.000	01/18/2008	22,400	271	148
Call - OTC U.S. dollar versus Japanese yen	115.350	02/13/2008	58,100	2,033	1,078
Put - OTC U.S. dollar versus Japanese yen	115.350	02/13/2008	58,100	1,830	2,038
Call - OTC U.S. dollar versus Japanese yen	104.000	03/17/2010	1,000	48	51
Put - OTC U.S. dollar versus Japanese yen	104.000	03/17/2010	1,000	37	39

				$7,432	$6,119

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 5.000% due 05/01/2037	$ 103.625	05/07/2007	$254,000	$30	$1
Call - OTC Fannie Mae 5.000% due 06/01/2037	103.625	06/05/2007	56,900	7	1
Call - OTC Fannie Mae 5.000% due 06/01/2037	104.750	06/05/2007	242,500	28	7
Call - OTC U.S. Treasury Notes 5.125% due 05/15/2016	109.500	05/25/2007	112,200	13	0
Put - OTC Fannie Mae 6.000% due 06/01/2037	91.125	06/05/2007	461,000	54	13
Put - OTC Fannie Mae 6.000% due 06/01/2037	92.000	06/05/2007	933,700	110	32
Put - OTC Fannie Mae 6.000% due 06/01/2037	92.500	06/05/2007	385,300	45	19
Put - OTC Fannie Mae 6.500% due 06/01/2037	94.875	06/05/2007	86,400	10	3

				$297	$76

Straddle Options
Description	Counterparty	Exercise Price (2)	Expiration Date	Notional Amount	Cost (2)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Bank of America	$0.000%	04/19/2007	$4,000	$0	$(1)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	0.000%	04/19/2007	35,100	0	(41)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	0.000%	05/10/2007	40,000	0	(204)

					$0	$(246)

(2) Exercise price and final cost determined on a future date, based upon implied volatility parameters.

(i)	Written options outstanding on March 31, 2007:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 8-Year Interest Rate Swap	Citibank N.A.	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP	27,000	$459	$5
Call - OTC 8-Year Interest Rate Swap	Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.850%	09/14/2007		13,000	239	26
Call - OTC 8-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007		25,100	459	5
Call - OTC 10-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.850%	03/14/2008		1,400	27	13
Call - OTC 8-Year Interest Rate Swap	HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.850%	06/06/2007		4,600	93	0
Call - OTC 8-Year Interest Rate Swap	HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007		18,500	314	4
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Receive	4.850%	09/14/2007		27,000	543	53
Call - OTC 8-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.850%	09/14/2007		41,000	820	81
Call - OTC 10-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.850%	03/14/2008		31,000	469	298
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.000%	07/02/2007		$104,000	853	738
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		46,400	415	667
Call - OTC 10-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.250%	05/16/2007		30,000	335	311
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.150%	12/20/2007		91,800	1,326	1,381
Call - OTC 10-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	5.250%	05/16/2007		9,900	129	102
Call - OTC 5-Year Interest Rate Swap	Morgan Stanley	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		12,400	148	136
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	07/02/2007		36,500	394	219
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	07/02/2007		47,300	494	336
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		341,000	4,092	4,904
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		282,100	3,869	3,095

								$15,478	$12,374

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount	Premium	Value
Call - OTC U.S. dollar versus Japanese yen	JPY 117.500	04/05/2007	$21,600	$87	$161
Call - OTC U.S. dollar versus Japanese yen	118.000	04/05/2007	35,200	135	183

				$222	$344

24	PIMCO Funds	See Accompanying Notes

March 31, 2007

(j)	Restricted securities as of March 31, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
National Grid PLC	4.980%	06/22/2011	11/03/2006	$4,390	$4,318	0.17%

(k)	Short sales outstanding on March 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
Fannie Mae	5.000%	04/01/2037	$49,000	$47,559	$47,346
Fannie Mae	5.000%	05/01/2037	280,100	271,461	270,647
Fannie Mae	5.500%	04/01/2037	45,050	44,660	44,585
U.S. Treasury Notes	3.000%	02/15/2009	16,300	15,859	15,905
U.S. Treasury Notes	4.000%	04/15/2010	25,000	24,653	25,111
U.S. Treasury Notes	4.000%	02/15/2015	15,200	14,636	14,691
U.S. Treasury Notes	4.125%	05/15/2015	5,000	4,856	4,918
U.S. Treasury Notes	4.250%	11/15/2013	13,800	13,616	13,782
U.S. Treasury Notes	4.250%	11/15/2014	25,100	24,598	24,983
U.S. Treasury Notes	4.500%	02/15/2016	25,700	25,540	25,661
U.S. Treasury Notes	4.625%	02/29/2012	3,900	3,926	3,932
U.S. Treasury Notes	4.625%	11/15/2016	119,800	120,557	121,736
U.S. Treasury Notes	4.875%	05/31/2011	4,500	4,572	4,650
U.S. Treasury Notes	5.125%	05/15/2016	145,380	151,004	153,633

				$767,497	$771,580

(3) Market value includes $7,306 of interest payable on short sales.

(l)	Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	66,519	04/2007	$2,791	$0	$2,791
Sell		48,009	04/2007	6	(286)	(280)
Buy	BRL	2,588	05/2007	94	0	94
Sell		2,588	05/2007	0	(3)	(3)
Buy		13,158	06/2007	420	0	420
Buy		2,588	03/2008	1	0	1
Buy	CAD	3,496	04/2007	41	0	41
Sell		34,215	04/2007	0	(331)	(331)
Buy	CLP	296,000	05/2007	0	(14)	(14)
Buy		203,300	06/2007	0	(9)	(9)
Buy	CNY	135,733	05/2007	0	(13)	(13)
Sell		55,245	05/2007	27	0	27
Buy		113,995	08/2007	298	0	298
Buy		193,360	09/2007	337	0	337
Buy		97,896	11/2007	60	0	60
Buy		241,344	01/2008	6	(42)	(36)
Buy		249,474	03/2008	53	(29)	24
Sell	DKK	147,370	06/2007	0	(316)	(316)
Buy	EUR	9,014	04/2007	6	(20)	(14)
Sell		396,296	04/2007	0	(265)	(265)
Buy	GBP	144	04/2007	5	0	5
Sell		108,968	04/2007	0	(1,201)	(1,201)
Sell	HKD	1,587	05/2007	0	0	0
Buy	INR	21,887	05/2007	8	0	8
Sell	JPY	268,560	04/2007	0	(8)	(8)
Sell		79,724,912	05/2007	150	(17,318)	(17,168)
Buy	KRW	5,133,125	05/2007	0	(21)	(21)
Buy		642,500	06/2007	2	0	2
Buy		1,033,648	09/2007	4	0	4
Buy	MXN	243,523	04/2007	6	(266)	(260)
Sell		243,523	04/2007	34	0	34
Buy		243,523	03/2008	0	(28)	(28)
Buy	NOK	42,224	06/2007	92	0	92
Sell	NZD	125,004	04/2007	37	(3,692)	(3,655)
Buy	PLN	484	04/2007	6	0	6
Sell		484	04/2007	0	(1)	(1)
Buy		484	09/2007	1	0	1
Buy	RUB	15,371	09/2007	4	0	4
Buy		16,234	11/2007	13	0	13
Buy		1,078,485	01/2008	217	0	217
Buy	SGD	9,419	04/2007	58	0	58
Sell		756	05/2007	0	(5)	(5)
Buy	TWD	166,700	05/2007	0	(2)	(2)

				$4,777	$(23,870)	$(19,093)

See Accompanying Notes	Annual Report	March 31, 2007	25

Schedule of Investments  High Yield Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 6.0%
AES Corp.
7.120% due 04/30/2010	$4,950	$4,980
7.130% due 04/30/2010	1,050	1,059

Amadeus Global Travel Distribution S.A.
7.364% due 04/08/2012	4,044	4,047
8.070% due 04/08/2013	1,902	1,919
8.570% due 04/08/2014	1,879	1,903

Biomet, Inc.
6.000% due 03/08/2008	30,000	29,883

Centennial Cellular Operating Co. LLC
7.360% due 01/20/2011	626	632
7.614% due 02/09/2011	8,091	8,164

Charter Communications Operating LLC
7.985% due 04/25/2013	14,250	14,245

Delphi Corp.
7.625% due 12/31/2007	1,000	1,006
8.125% due 12/31/2007	11,000	11,057

Ferrellgas Partners LP
7.240% due 08/01/2010 (n)	26,000	26,280

Ford Motor Co.
8.360% due 11/29/2013	29,676	29,814

Goodyear Tire & Rubber Co.
8.140% due 04/30/2010	9,000	9,086

Harrah’s Entertainment, Inc.
7.500% due 03/09/2008	40,000	39,850

HCA, Inc.
7.614% due 11/14/2013	17,706	17,877

Headwaters, Inc.
7.320% due 04/30/2011	7,681	7,719

HealthSouth Corp.
8.620% due 02/02/2013	29,031	29,215

Hertz Corp.
5.350% due 12/21/2012	1,000	1,009
7.070% due 12/20/2012	2,201	2,221
7.070% due 12/21/2012	3,059	3,080
7.090% due 12/21/2012	340	343

Ineos Group Holdings PLC
7.580% due 10/07/2012	14,220	14,325
7.580% due 10/07/2013	1,237	1,257
8.080% due 10/07/2014	1,237	1,261

Intelsat Bermuda Ltd.
7.860% due 02/15/2014	34,750	34,865

JSG Holding PLC
7.735% due 11/29/2013	700	707
8.235% due 11/29/2014	700	707

Metro-Goldwyn-Mayer, Inc.
8.614% due 04/08/2012	15,961	15,992

Northwest Airlines, Inc.
7.850% due 08/22/2008	4,500	4,489

NTL Investment
7.360% due 01/06/2013	4,000	4,023

Primedia, Inc.
7.570% due 09/30/2013	1,990	1,991

Reliant Energy, Inc.
5.187% due 12/01/2010	2,357	2,378
7.695% due 12/01/2010	3,143	3,170

Rexel S.A.
8.070% due 01/20/2013	2,000	2,013
8.570% due 04/10/2014	2,000	2,021

Rite Aid Corp.
9.000% due 11/08/2013	16,000	15,920

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Riverdeep Interactive
11.550% due 12/21/2014	$10,000	$10,000

Roundy’s Supermarket, Inc.
8.070% due 10/27/2011	27	27
8.090% due 11/01/2011	10,616	10,711

Sandridge Energy, Inc.
8.975% due 04/01/2015	13,500	13,736

Telesat Canada, Inc.
2.620% due 02/14/2008	27,500	27,418

Univision Communications, Inc.
6.250% due 09/15/2014	19,000	19,009

Verso Paper Holdings LLC
5.265% due 02/01/2013	2,200	2,210

VNU/Nielson Finance LLC
7.610% due 08/08/2013	5,486	5,539

Weather Investments II SARL
10.978% due 10/26/2014	3,000	3,142

Wind Acquisition Finance S.A.
12.610% due 12/21/2011	6,516	6,744

Worldspan LP
5.360% due 12/07/2014	1,000	1,007
8.590% due 12/07/2013	995	1,002
8.610% due 12/07/2013	1,000	1,007

Total Bank Loan Obligations (Cost $449,708)		452,060

CORPORATE BONDS & NOTES 81.5%

BANKING & FINANCE 12.1%
AES Ironwood LLC
8.857% due 11/30/2025	48,099	54,352

AES Red Oak LLC
8.540% due 11/30/2019	14,399	15,731

BCP Crystal U.S. Holdings Corp.
9.625% due 06/15/2014	35,204	40,165

Bluewater Finance Ltd.
10.250% due 02/15/2012	30,715	32,174

Buffalo Thunder Development Authority
9.375% due 12/15/2014	5,400	5,535

C10 Capital SPV Ltd.
6.722% due 12/01/2049	10,500	10,374

Chukchansi Economic Development Authority
8.000% due 11/15/2013	675	701

Consolidated Communications Holdings, Inc.
9.750% due 04/01/2012	33	35

Credit & Repackaged Securities Ltd.
8.900% due 04/01/2007	5,000	5,021

Ferrellgas Escrow LLC
6.750% due 05/01/2014	1,880	1,852

Ford Motor Credit Co.
7.000% due 10/01/2013	4,300	4,002
7.250% due 10/25/2011	35,025	34,073
7.375% due 02/01/2011	142,444	140,213
8.000% due 12/15/2016	80,445	77,535
8.625% due 11/01/2010	8,265	8,441

Forest City Enterprises, Inc.
7.625% due 06/01/2015	10,525	10,762

General Motors Acceptance Corp.
6.000% due 04/01/2011	19,412	18,896
6.750% due 12/01/2014	6,675	6,572
6.875% due 08/28/2012	21,890	21,826
7.000% due 02/01/2012	19,400	19,511
8.000% due 11/01/2031	32,700	35,157

Hexion U.S. Finance Corp.
9.750% due 11/15/2014	7,900	8,325

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Idearc, Inc.
8.000% due 11/15/2016	$41,200	$42,590

K&F Acquisition, Inc.
7.750% due 11/15/2014	12,950	13,824

KRATON Polymers LLC
8.125% due 01/15/2014	25,045	25,202

NSG Holdings LLC/NSG Holdings, Inc.
7.750% due 12/15/2025	13,340	14,007

Petroleum Export Ltd. II
6.340% due 06/20/2011	17,540	17,324

Rotech Healthcare, Inc.
9.500% due 04/01/2012	54,257	53,986

RSHB Capital AG S.A. for OJSC Russian Agricultural Bank
6.875% due 11/29/2010	2,500	2,587
7.175% due 05/16/2013	3,000	3,176

Sally Holdings LLC
9.250% due 11/15/2014	28,500	29,426

Sets Trust
8.850% due 04/02/2007	5,000	5,020

Tenneco, Inc.
8.625% due 11/15/2014	13,895	14,555
10.250% due 07/15/2013	30,680	33,595

Universal City Development Partners
11.750% due 04/01/2010	9,342	9,938

Universal City Florida Holding Co. I
8.375% due 05/01/2010	7,900	8,186
10.110% due 05/01/2010	1,133	1,174

Ventas Realty LP
6.500% due 06/01/2016	500	514
6.750% due 04/01/2017	9,750	10,140
7.125% due 06/01/2015	8,975	9,446
8.750% due 05/01/2009	11,940	12,716

Wilmington Trust Co.
10.210% due 01/01/2009 (n)	84	84
10.732% due 01/01/2013 (n)	4,960	5,188

Wind Acquisition Finance S.A.
10.750% due 12/01/2015	14,570	16,756

Yankee Acquisition Corp.
8.500% due 02/15/2015	18,875	19,205
9.750% due 02/15/2017	900	916

		900,808

INDUSTRIALS 55.7%
Abitibi-Consolidated Co. of Canada
8.375% due 04/01/2015	6,525	6,166

Abitibi-Consolidated, Inc.
8.550% due 08/01/2010	15,465	15,736

Albertson’s, Inc.
7.450% due 08/01/2029	19,500	19,280
7.750% due 06/15/2026	7,800	7,938

Allied Waste North America, Inc.
7.125% due 05/15/2016	200	205
7.250% due 03/15/2015	41,251	42,282
7.875% due 04/15/2013	45,571	47,508

American Stores Co.
8.000% due 06/01/2026	12,400	13,360

AmeriGas Partners LP
7.125% due 05/20/2016	42,470	42,789
7.250% due 05/20/2015	24,520	24,888

Aramark Corp.
8.500% due 02/01/2015	40,605	42,432

Arco Chemical Co.
10.250% due 11/01/2010	1,445	1,611

26	PIMCO Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Armor Holdings, Inc.
8.250% due 08/15/2013	$6,490	$6,847

ArvinMeritor, Inc.
8.125% due 09/15/2015	4,000	3,990
8.750% due 03/01/2012	26,365	27,354

Bombardier, Inc.
8.000% due 11/15/2014	15,050	15,652

Bon-Ton Stores, Inc.
10.250% due 03/15/2014	34,025	36,705

Bowater Canada Finance
7.950% due 11/15/2011	20,520	20,058

Boyd Gaming Corp.
7.125% due 02/01/2016	13,715	13,509

Buhrmann U.S., Inc.
7.875% due 03/01/2015	13,790	13,859
8.250% due 07/01/2014	14,890	15,113

C8 Capital SPV Ltd.
6.640% due 12/31/2049	8,800	8,725

Cablemas S.A. de C.V.
9.375% due 11/15/2015	5,000	5,625

CanWest Media, Inc.
8.000% due 09/15/2012	25,883	26,919

Cascades, Inc.
7.250% due 02/15/2013	12,980	13,045

CCO Holdings LLC
8.750% due 11/15/2013	101,300	105,352

CDRV Investors, Inc.
0.000% due 01/01/2015 (f)	15,150	13,105

Celestica, Inc.
7.625% due 07/01/2013	10,245	9,630
7.875% due 07/01/2011	19,500	18,964

Chart Industries, Inc.
9.875% due 10/15/2015	7,165	7,523

Chemtura Corp.
6.875% due 06/01/2016	7,920	7,702

Chesapeake Energy Corp.
6.625% due 01/15/2016	15,575	15,770
6.875% due 01/15/2016	18,395	18,717
7.000% due 08/15/2014	26,015	26,926
7.500% due 06/15/2014	18,395	19,361
7.750% due 01/15/2015	3,175	3,326

Choctaw Resort Development Enterprise
7.250% due 11/15/2019	5,301	5,361

Colorado Interstate Gas Co.
6.800% due 11/15/2015	9,100	9,723

Compagnie Générale de Géophysique-Veritas
7.500% due 05/15/2015	2,375	2,458
7.750% due 05/15/2017	3,175	3,326

Continental Airlines, Inc.
6.920% due 04/02/2013 (n)	19,023	18,757
7.373% due 06/15/2017	1,152	1,159
7.566% due 09/15/2021	2,903	2,941

Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012	21,640	20,288

Corrections Corp. of America
6.750% due 01/31/2014	6,500	6,646
7.500% due 05/01/2011	7,000	7,228

Crown Americas LLC & Crown Americas Capital Corp.
7.625% due 11/15/2013	10,200	10,544
7.750% due 11/15/2015	24,845	25,963

CSC Holdings, Inc.
6.750% due 04/15/2012	6,515	6,499
6.750% due 04/15/2012 (b)	625	623
7.625% due 04/01/2011	41,875	43,131

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
DaVita, Inc.
7.250% due 03/15/2015	$55,865	$56,773

Delhaize America, Inc.
9.000% due 04/15/2031	32,670	39,417

Dex Media West LLC
9.875% due 08/15/2013	43,213	47,372

DirecTV Holdings LLC
8.375% due 03/15/2013	6,281	6,650

Dresser-Rand Group, Inc.
7.375% due 11/01/2014	7,641	7,832

DRS Technologies, Inc.
7.625% due 02/01/2018	5,275	5,512

Dynegy Holdings, Inc.
7.125% due 05/15/2018	10,200	9,843
8.375% due 05/01/2016	8,450	8,830

EchoStar DBS Corp.
6.625% due 10/01/2014	12,760	12,872
7.000% due 10/01/2013	14,425	14,930
7.125% due 02/01/2016	56,370	58,484

El Paso Corp.
7.420% due 02/15/2037	2,000	2,115
7.750% due 01/15/2032	3,250	3,608
7.800% due 08/01/2031	38,422	42,648
8.050% due 10/15/2030	6,710	7,649

El Paso Natural Gas Co.
8.625% due 01/15/2022	7,000	8,530

El Paso Production Holding Co.
7.750% due 06/01/2013	43,345	45,512

Ferrellgas Partners LP
7.120% due 08/01/2008 (n)	11,000	10,959
8.750% due 06/15/2012	13,843	14,431
8.780% due 08/01/2007 (n)	14,000	14,107
8.870% due 08/01/2009 (n)	7,300	7,613

Ford Motor Co.
7.450% due 07/16/2031	43,803	34,112

Freeport-McMoRan Copper & Gold, Inc.
8.250% due 04/01/2015	9,925	10,707
8.375% due 04/01/2017	32,900	35,655

Freescale Semiconductor, Inc.
8.875% due 12/15/2014	49,325	49,633
9.125% due 12/15/2014 (c)	22,675	22,618

Fresenius Medical Care Capital Trust
7.875% due 06/15/2011	32,580	34,372

Gaylord Entertainment Co.
8.000% due 11/15/2013	14,720	15,143

General Motors Corp.
8.100% due 06/15/2024	3,880	3,444
8.250% due 07/15/2023	64,830	58,671

Georgia-Pacific Corp.
7.000% due 01/15/2015	11,000	11,110
7.125% due 01/15/2017	13,650	13,752
7.250% due 06/01/2028	15,200	14,592
7.375% due 12/01/2025	34,185	33,160
7.750% due 11/15/2029	5,900	5,870
8.000% due 01/15/2024	47,475	47,950

Goodyear Tire & Rubber Co.
8.625% due 12/01/2011	9,000	9,720
9.000% due 07/01/2015	21,765	23,996

Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
9.375% due 05/01/2012	15,814	17,079

Hanover Compressor Co.
8.625% due 12/15/2010	6,700	7,068

Hanover Equipment Trust
8.500% due 09/01/2008	19,273	19,466

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
HCA, Inc.
6.750% due 07/15/2013	$45,343	$41,942
7.190% due 11/15/2015	31,122	27,607
7.500% due 12/15/2023	4,000	3,414
7.690% due 06/15/2025	12,525	10,860
8.360% due 04/15/2024	4,890	4,478
9.000% due 12/15/2014	7,936	7,909
9.250% due 11/15/2016	83,755	90,560
9.625% due 11/15/2016 (c)	16,550	17,915

Health Management Associates, Inc.
6.125% due 04/15/2016	4,550	4,448

Herbst Gaming, Inc.
7.000% due 11/15/2014	18,570	18,013
8.125% due 06/01/2012	7,575	7,689

Hertz Corp.
8.875% due 01/01/2014	52,300	56,615

Horizon Lines LLC
9.000% due 11/01/2012	5,448	5,748

Host Marriott LP
6.750% due 06/01/2016	7,495	7,589
7.125% due 11/01/2013	27,275	28,025

Ineos Group Holdings PLC
8.500% due 02/15/2016	46,425	44,684

Ingles Markets, Inc.
8.875% due 12/01/2011	18,110	18,925

Intelsat Bermuda Ltd.
6.500% due 11/01/2013	6,000	5,325
9.250% due 06/15/2016	21,850	24,308

Intelsat Corp.
9.000% due 06/15/2016	5,000	5,531

Intelsat Subsidiary Holding Co. Ltd.
8.250% due 01/15/2013	13,390	14,026
8.625% due 01/15/2015	37,680	40,506

Jefferson Smurfit Corp. U.S.
8.250% due 10/01/2012	5,873	5,902

JET Equipment Trust
7.630% due 08/15/2012 (a)	2,909	2,152
9.410% due 06/15/2010 (a)	805	793
10.000% due 06/15/2012 (a)	6,064	5,974

L-3 Communications Corp.
6.375% due 10/15/2015	19,905	19,830
7.625% due 06/15/2012	32,250	33,379

Legrand France
8.500% due 02/15/2025	16,775	19,794

Lyondell Chemical Co.
8.000% due 09/15/2014	12,875	13,551
8.250% due 09/15/2016	23,475	25,236

MGM Mirage
6.625% due 07/15/2015	26,780	25,843
6.750% due 04/01/2013	11,280	11,252
6.875% due 04/01/2016	13,650	13,343

Mirage Resorts, Inc.
7.250% due 08/01/2017	7,625	7,701

NAK Naftogaz Ukrainy
8.125% due 09/30/2009	500	505

Nalco Co.
7.750% due 11/15/2011	17,300	17,819
8.875% due 11/15/2013	22,850	24,392

Newfield Exploration Co.
6.625% due 09/01/2014	6,400	6,432
6.625% due 04/15/2016	15,400	15,477

Norampac, Inc.
6.750% due 06/01/2013	12,879	12,799

See Accompanying Notes	Annual Report	March 31, 2007	27

Schedule of Investments  High Yield Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Nordic Telephone Co. Holdings ApS
8.875% due 05/01/2016	$10,600	$11,395

Nortel Networks Ltd.
9.610% due 07/15/2011	2,000	2,150
10.125% due 07/15/2013	15,375	16,951
10.750% due 07/15/2016	9,175	10,230

Northwest Pipeline Corp.
7.125% due 12/01/2025	4,300	4,590

Novelis, Inc.
7.250% due 02/15/2015	9,595	10,195

OPTI Canada, Inc.
8.250% due 12/15/2014	28,400	29,678

Owens Brockway Glass Container, Inc.
6.750% due 12/01/2014	26,025	25,895
7.750% due 05/15/2011	7,350	7,626
8.750% due 11/15/2012	9,920	10,490
8.875% due 02/15/2009	5,000	5,125

Peabody Energy Corp.
6.875% due 03/15/2013	19,460	19,898
7.375% due 11/01/2016	2,000	2,115

Pilgrim’s Pride Corp.
7.625% due 05/01/2015	13,725	13,759
8.375% due 05/01/2017	4,950	4,913

Plains Exploration & Production Co.
7.000% due 03/15/2017	2,825	2,853

Pogo Producing Co.
7.875% due 05/01/2013	7,710	7,806

PQ Corp.
7.500% due 02/15/2013	15,150	15,377

Premier Entertainment Biloxi LLC
10.750% due 02/01/2012	2,800	2,912

Primedia, Inc.
8.000% due 05/15/2013	11,850	12,324
8.875% due 05/15/2011	3,775	3,898

Quiksilver, Inc.
6.875% due 04/15/2015	47,495	45,002

Qwest Communications International, Inc.
7.500% due 02/15/2014	148,156	153,341

Range Resources Corp.
7.500% due 05/15/2016	5,700	5,900

Reynolds American, Inc.
7.625% due 06/01/2016	20,395	21,799
7.750% due 06/01/2018	34,195	37,068

RH Donnelley Corp.
6.875% due 01/15/2013	9,125	8,920
8.875% due 01/15/2016	59,085	63,073

Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	14,725	15,020

Rocky River Realty
8.810% due 04/14/2007 (n)	75	75

Rogers Cable, Inc.
6.750% due 03/15/2015	10,520	10,941
8.750% due 05/01/2032	7,100	8,804

Roseton
7.270% due 11/08/2010	35,650	36,474
7.670% due 11/08/2016	38,885	41,242

Royal Caribbean Cruises Ltd.
7.250% due 03/15/2018	22,450	22,968
7.500% due 10/15/2027	5,000	4,912

Sanmina-SCI Corp.
8.125% due 03/01/2016	23,895	22,581

SemGroup LP
8.750% due 11/15/2015	40,175	40,978

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Sensata Technologies BV
8.000% due 05/01/2014	$40,525	$40,474

Service Corp. International
7.375% due 10/01/2014	6,325	6,610
7.625% due 10/01/2018	12,275	13,042

Smurfit Capital Funding PLC
7.500% due 11/20/2025	5,300	5,432

Smurfit Kappa Funding PLC
7.750% due 04/01/2015	1,650	1,691
9.625% due 10/01/2012	17,351	18,522

Smurfit-Stone Container Enterprises, Inc.
8.000% due 03/15/2017	8,225	8,081
8.375% due 07/01/2012	18,100	18,236

Solectron Global Finance Ltd.
8.000% due 03/15/2016	12,775	12,807

Sonat, Inc.
7.000% due 02/01/2018	7,109	7,464

Station Casinos, Inc.
6.000% due 04/01/2012	1,625	1,582
6.500% due 02/01/2014	2,175	2,012
6.875% due 03/01/2016	24,025	22,133
7.750% due 08/15/2016	27,705	28,571

Suburban Propane Partners LP
6.875% due 12/15/2013	33,480	33,145

Sungard Data Systems, Inc.
9.125% due 08/15/2013	50,410	54,317

Superior Essex Communications LLC
9.000% due 04/15/2012	9,195	9,540

Supervalu, Inc.
7.500% due 11/15/2014	23,900	25,035

Telenet Group Holding NV
0.000% due 06/15/2014 (f)	981	925

Tenet Healthcare Corp.
7.375% due 02/01/2013	40,935	38,223
9.875% due 07/01/2014	560	568

Tennessee Gas Pipeline Co.
7.500% due 04/01/2017	2,750	3,081

Tesoro Petroleum Corp.
7.466% due 07/17/2012 (n)	10,000	10,444

TNK-BP Finance S.A.
6.625% due 03/20/2017	9,200	9,154
7.500% due 07/18/2016	14,750	15,599

TransDigm, Inc.
7.750% due 07/15/2014	10,950	11,361

Triad Hospitals, Inc.
7.000% due 11/15/2013	37,033	38,838

Trinity Industries, Inc.
6.500% due 03/15/2014	6,950	6,915

TRW Automotive, Inc.
7.000% due 03/15/2014	7,300	7,190
7.250% due 03/15/2017	15,075	14,849

U.S. Airways Group, Inc.
9.330% due 01/01/2049 (a)	3,121	25

UGS Corp.
10.000% due 06/01/2012	3,500	3,846

United Airlines, Inc.
6.071% due 03/01/2013	4,351	4,381
6.201% due 03/01/2010	3,202	3,228
6.602% due 03/01/2015	4,020	4,078
7.032% due 10/01/2010	1,869	1,898

Unity Media GmbH
10.375% due 02/15/2015	11,350	12,088

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Verso Paper Holdings LLC
9.125% due 08/01/2014	$35,255	$36,842

VWR International, Inc.
6.875% due 04/15/2012	12,440	12,627
8.000% due 04/15/2014	43,363	45,423

Williams Cos., Inc.
7.500% due 01/15/2031	10,900	11,608
7.625% due 07/15/2019	43,005	46,983
7.750% due 06/15/2031	4,271	4,591
7.875% due 09/01/2021	91,028	100,586
8.750% due 03/15/2032	1,000	1,158

Williams Partners LP
7.250% due 02/01/2017	6,125	6,508

Windstream Corp.
8.625% due 08/01/2016	9,810	10,779

Wynn Las Vegas LLC
6.625% due 12/01/2014	79,000	78,605

Xerox Capital Trust I
8.000% due 02/01/2027	24,530	25,143

		4,160,231

UTILITIES 13.7%
AES Corp.
8.750% due 05/15/2013	37,290	39,900

American Cellular Corp.
10.000% due 08/01/2011	3,902	4,151

Cincinnati Bell Telephone Co.
6.300% due 12/01/2028	2,000	1,840

Cincinnati Bell, Inc.
7.250% due 07/15/2013	21,375	22,283
8.375% due 01/15/2014	40,460	41,573

Citizens Communications Co.
7.000% due 11/01/2025	1,650	1,526
7.125% due 03/15/2019	21,700	21,591
7.450% due 07/01/2035	5,460	5,119
7.875% due 01/15/2027	14,025	14,411
9.000% due 08/15/2031	20,510	22,561

CMS Energy Corp.
6.875% due 12/15/2015	10,970	11,491

Complete Production Services, Inc.
8.000% due 12/15/2016	8,250	8,497

Edison Mission Energy
7.750% due 06/15/2016	12,615	13,214

Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013	28,285	29,416
10.889% due 05/01/2013	6,225	6,350

Homer City Funding LLC
8.734% due 10/01/2026	11,828	13,513

Insight Midwest LP
9.750% due 10/01/2009	14,923	15,203

LCI International, Inc.
7.250% due 06/15/2007	3,090	3,098

MetroPCS Communications, Inc.
9.250% due 11/01/2014	500	531

Midwest Generation LLC
8.560% due 01/02/2016	77,682	85,014
8.750% due 05/01/2034	22,510	24,536

Mobile Telesystems Finance S.A.
8.000% due 01/28/2012	7,600	8,056
8.375% due 10/14/2010	7,300	7,767

Nextel Communications, Inc.
7.375% due 08/01/2015	42,855	44,366

28	PIMCO Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
NRG Energy, Inc.
7.250% due 02/01/2014	$25,550	$26,253
7.375% due 02/01/2016	68,715	70,776
7.375% due 01/15/2017	15,025	15,457

PSEG Energy Holdings LLC
8.500% due 06/15/2011	61,955	67,221

Qwest Corp.
6.875% due 09/15/2033	5,000	4,850
7.200% due 11/10/2026	23,626	24,039
7.250% due 10/15/2035	2,735	2,742
7.500% due 06/15/2023	30,531	31,180
7.625% due 06/15/2015	4,710	5,051
8.875% due 03/15/2012	38,820	43,090

Reliant Energy, Inc.
6.750% due 12/15/2014	51,990	55,174
9.250% due 07/15/2010	36,595	38,745

Rogers Wireless, Inc.
7.500% due 03/15/2015	9,990	10,877

Rural Cellular Corp.
9.875% due 02/01/2010	23,665	25,085

Sierra Pacific Resources
6.750% due 08/15/2017	17,230	17,675
7.803% due 06/15/2012	15,562	16,546
8.625% due 03/15/2014	15,942	17,325

South Point Energy Center LLC
8.400% due 05/30/2012 (k)	22,565	22,082

TECO Energy, Inc.
6.750% due 05/01/2015	5,300	5,598

Tenaska Alabama Partners LP
7.000% due 06/30/2021	20,516	20,750

Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014	49,374	53,077

UBS Luxembourg S.A. for OJSC Vimpel Communications
8.250% due 05/23/2016	4,500	4,804

Wilmington Trust Co. - Tucson Electric
10.732% due 01/01/2013 (n)	3,046	3,187

		1,027,591

Total Corporate Bonds & Notes (Cost $5,899,646)		6,088,630

CONVERTIBLE BONDS & NOTES 0.9%
Allied Waste North America, Inc.
4.250% due 04/15/2034	904	862

Chesapeake Energy Corp.
2.750% due 11/15/2035	7,275	7,611

CMS Energy Corp.
2.875% due 12/01/2024	14,250	19,291

Deutsche Bank AG
0.000% due 05/28/2008	2,050	2,793
0.000% due 07/14/2008	4,900	4,565
0.000% due 07/25/2008	6,250	6,172
0.000% due 08/08/2008	2,750	3,315
0.000% due 09/29/2008	3,425	3,202
1.800% due 05/29/2009	5,000	4,787
2.000% due 10/07/2009	9,825	9,071

Host Hotels & Resorts, Inc.
2.625% due 04/15/2027	1,575	1,538

Lehman Brothers Holdings, Inc.
1.383% due 06/15/2009 (i)	4,650	5,631

Total Convertible Bonds & Notes (Cost $64,963)		68,838

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS & NOTES 0.1%
Bell, California Public Financing Authority Notes, Series 2006
7.400% due 11/01/2007		$4,600	$4,601

Total Municipal Bonds & Notes (Cost $4,600)			4,601

U.S. GOVERNMENT AGENCIES 0.0%
Fannie Mae
5.500% due 09/01/2017		28	28

Total U.S. Government Agencies (Cost $29)			28

MORTGAGE-BACKED SECURITIES 0.0%
RMF Commercial Mortgage Pass-Through Certificates
9.150% due 11/28/2027		683	673

Total Mortgage-Backed Securities (Cost $648)			673

FOREIGN CURRENCY-DENOMINATED ISSUES 4.5%
Amadeus Global Travel Distribution S.A.
6.474% due 04/08/2013	EUR	460	622
6.974% due 04/08/2014		460	624

Bombardier, Inc.
7.250% due 11/15/2016		29,075	40,685

Cablecom GmbH
4.197% due 04/15/2011	CHF	32,756	26,971
5.000% due 04/15/2012		3,906	3,243

JSG Holding PLC
6.234% due 11/29/2013	EUR	1,090	1,469
6.335% due 11/29/2013		2,652	3,574
6.343% due 11/29/2013		726	979
6.362% due 11/29/2013		820	1,105
6.396% due 11/29/2013		1,413	1,904
6.734% due 11/29/2014		1,090	1,473
6.757% due 11/29/2014		726	982
6.835% due 11/29/2014		2,652	3,583
6.862% due 11/29/2014		820	1,107
6.896% due 11/29/2014		1,413	1,909
10.125% due 10/01/2012		9,461	13,697

Lighthouse International Co. S.A.
8.000% due 04/30/2014		27,700	40,287

Nordic Telephone Co. Holdings ApS
6.079% due 11/30/2013		12,300	16,616
6.579% due 11/30/2014		12,300	16,658
8.250% due 05/01/2016		18,275	26,671

NTL Cable PLC
8.750% due 04/15/2014		18,000	25,969

OI European Group BV
6.875% due 03/31/2017		2,000	2,657

Rockwood Specialties Group, Inc.
7.625% due 11/15/2014		9,900	13,820

Royal Bank of Scotland Group PLC
6.000% due 04/06/2011	GBP	7,321	14,565

SigmaKalon
5.722% due 06/30/2012	EUR	1,480	1,980

Telenet Communications NV
9.000% due 12/15/2013		9,076	13,337

UPC Broadband Holding BV
6.103% due 12/31/2013		252	338

UPC Holding BV
7.750% due 01/15/2014		8,025	10,961
8.625% due 01/15/2014		18,550	26,078

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Weather Investments II SARL
6.124% due 06/17/2012	EUR	4,200	$5,624

Wind Acquisitions SARL
6.298% due 06/17/2013		5,900	7,939
6.798% due 06/17/2014		5,900	7,957

Total Foreign Currency-Denominated Issues (Cost $303,759)			335,384

		SHARES
COMMON STOCKS 0.0%
Reliant Resources, Inc. -
Warrants Exp. 08/25/2008 (n)		65,885	1,020
US Airways Group, Inc. ‘A’ (a)		12,224	0

Total Common Stocks (Cost $0)			1,020

CONVERTIBLE PREFERRED STOCKS 0.2%
Chesapeake Energy Corp.
4.500% due 12/31/2049		37,600	3,699

Freeport - McMoRan Copper & Gold, Inc.
6.750% due 05/01/2010		79,300	8,478

Total Convertible Preferred Stocks (Cost $11,558)			12,177

PREFERRED STOCKS 0.4%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		25,808	26,195

Total Preferred Stocks (Cost $26,540)			26,195

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 6.4%

CERTIFICATES OF DEPOSIT 0.7%
Unicredito Italiano SpA
5.295% due 07/23/2007		$50,000	49,170

COMMERCIAL PAPER 4.5%
Federal Home Loan Bank
5.000% due 04/02/2007		82,100	82,100

UBS Finance Delaware LLC
5.225% due 08/01/2007		257,300	254,238

			336,338

REPURCHASE AGREEMENTS 0.5%
Lehman Brothers, Inc.
5.150% due 04/02/2007		34,000	34,000
(Dated 03/30/2007. Collateralized by U.S. Treasury Inflation Protected Securities 1.625% due 01/15/2015 valued at $34,620. Repurchase proceeds are $34,015.)
5.050% due 04/04/2007 (e)		6,998	6,998
(Dated 12/22/2006. Collateralized by Sabine Pall LNG LP 7.500% due 11/30/2016 valued $7,087. Repurchase proceeds are $6,998.)

			40,998

TRI-PARTY REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
4.900% due 04/02/2007		14,676	14,676

(Dated 03/30/2007. Collateralized by U.S. Treasury Bills 5.164% due 05/31/2007 valued at $15,860. Repurchase proceeds are $14,682.)

See Accompanying Notes	Annual Report	March 31, 2007	29

Schedule of Investments  High Yield Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 0.5%
4.967% due 05/31/2007 -
06/14/2007 (d)(g)(j)	$34,705	$34,353

Total Short-Term Instruments (Cost $476,501)		475,535

PURCHASED OPTIONS (l) 0.0%
(Cost $31)		0

Total Investments (m) 100.0% (Cost $7,237,983)		$7,465,141

Other Assets and Liabilities (Net) 0.0%		405

Net Assets 100.0%		$7,465,546

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-issued security.
(c)	Payment in-kind bond security.
(d)	Coupon represents a weighted average rate.
(e)	Security matures on demand. Interest rate resets daily. Interest rate shown is rate in effect at March 31, 2007.
(f)	Security becomes interest bearing at a future date.
(g)	Securities with an aggregate market value of $9,400 have been pledged as collateral for swap and swaption contracts on March 31, 2007.
(h)	As of March 31, 2007, portfolio securities with an aggregate value of $240,608 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(i)	The average amount of borrowing outstanding during the period ended March 31, 2007 was $8,415 at a weighted average interest rate of 5.450%. On March 31, 2007, securities valued at $5,631 were pledged as collateral for reverse repurchase agreements.
(j)	Securities with an aggregate market value of $14,072 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	3,952	$(2,173)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	3,709	(1,003)

				$(3,176)

(k)	Security is subject to a forbearance agreement entered into by the Fund which forbears the Fund from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.
(l)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	SOFTBANK Corp. 1.750% due 03/31/2014	Sell	2.300%		09/20/2007	JPY	3,974,000	$495
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%		06/20/2007		$10,000	112
Bank of America	Ford Motor Corp. 7.450% due 07/16/2031	Buy	(2.150%	)	03/20/2009		3,250	74
Bank of America	Dow Jones CDX N.A. HY7 Index	Buy	(3.250%	)	12/20/2011		8,000	(148)
Bank of America	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.070%		03/20/2012		8,000	13
Bank of America	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.100%		06/20/2012		5,000	2
Bank of America	Ford Motor Corp. 7.450% due 07/16/2031	Buy	(5.100%	)	03/20/2014		3,250	210
Barclays Bank PLC	Domtar, Inc. 7.875% due 10/15/2011	Sell	1.500%		09/20/2007		5,900	36
Barclays Bank PLC	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.760%		02/20/2009		21,500	78
Barclays Bank PLC	RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	Sell	0.740%		03/20/2009		12,500	18
Barclays Bank PLC	Intelsat Ltd. 6.500% due 11/01/2013	Buy	(1.300%	)	03/20/2010		8,000	180
Barclays Bank PLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.870%		09/20/2011		5,000	114
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.900%		02/20/2012		33,000	173
Barclays Bank PLC	Intelsat Ltd. 6.500% due 11/01/2013	Sell	2.500%		03/20/2012		8,000	(263)
Barclays Bank PLC	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	1.500%		03/20/2012		7,000	14
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%		06/20/2007		4,000	41
Bear Stearns & Co., Inc.	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	1.300%		09/20/2007		1,300	6
Bear Stearns & Co., Inc.	CSC Holdings, Inc. 6.750% due 04/15/2012	Sell	2.150%		12/20/2007		2,000	27
Bear Stearns & Co., Inc.	Williams Cos., Inc. 7.125% due 09/01/2011	Sell	1.250%		12/20/2007		3,000	20
Bear Stearns & Co., Inc.	Dow Jones CDX N.A. HY7 Index	Buy	(3.250%	)	12/20/2011		93,500	(2,491)
Bear Stearns & Co., Inc.	Cedar Fair LP 0.000% due 08/30/2011	Sell	1.120%		03/20/2012		2,000	14
Bear Stearns & Co., Inc.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.070%		03/20/2012		5,000	16

30	PIMCO Funds	See Accompanying Notes

March 31, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	Roundy’s Supermarket, Inc. 0.000% due 10/27/2010	Sell	1.550%		03/20/2012	$2,000	$2
Citibank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.000%		09/20/2007	15,125	99
Citibank N.A.	Nortel Networks Corp. 4.250% due 09/01/2008	Buy	(1.100%	)	09/20/2007	1,300	(4)
Citibank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.800%		12/20/2008	10,000	(36)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.120%		12/20/2008	10,650	(22)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.000%		03/20/2012	1,000	(34)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.030%		03/20/2012	15,300	(500)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.600%		03/20/2012	4,000	(36)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.880%		03/20/2012	15,000	29
Citibank N.A.	Freescale Semiconductor, Inc. 8.875% due 12/15/2014	Sell	3.500%		06/20/2012	4,900	63
Citibank N.A.	Freescale Semiconductor, Inc. 8.875% due 12/15/2014	Sell	3.520%		06/20/2012	5,000	0
Citibank N.A.	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	2.400%		06/20/2012	8,000	(1)
Citibank N.A.	Anadarko Petroleum Corp. 6.125% due 03/15/2012	Buy	(0.490%	)	03/20/2014	5,000	(10)
Citibank N.A.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.370%		03/20/2014	5,000	(14)
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.700%		06/20/2007	24,350	19
Credit Suisse First Boston	Reliant Energy, Inc. 9.250% due 07/15/2010	Sell	3.000%		12/20/2007	2,000	33
Credit Suisse First Boston	Abitibi-Consolidated Co. of Canada 8.375% due 04/01/2015	Sell	0.650%		03/20/2008	8,200	(46)
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.750%		03/20/2008	9,000	(49)
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.450%		12/20/2008	12,000	(113)
Credit Suisse First Boston	Goodyear Tire & Rubber Co. 7.857% due 08/15/2011	Buy	(2.340%	)	12/20/2009	4,000	(164)
Credit Suisse First Boston	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.050%		03/20/2012	43,000	(1,372)
Credit Suisse First Boston	Solectron Global Finance Ltd. 8.000% due 03/15/2016	Sell	2.850%		03/20/2012	6,000	(197)
Credit Suisse First Boston	Solectron Global Finance Ltd. 8.000% due 03/15/2016	Sell	3.100%		03/20/2012	3,500	(87)
Credit Suisse First Boston	Solectron Global Finance Ltd. 8.000% due 03/15/2016	Sell	3.700%		06/20/2012	2,000	0
Deutsche Bank AG	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.440%		06/20/2007	12,950	23
Deutsche Bank AG	Ford Motor Corp. 7.450% due 07/16/2031	Sell	4.080%		03/20/2011	6,500	(288)
Deutsche Bank AG	Dow Jones CDX N.A. HY7 Index	Buy	(3.250%	)	12/20/2011	25,900	(674)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.950%		06/20/2007	2,000	13
Goldman Sachs & Co.	Goodyear Tire & Rubber Co. 7.857% due 08/15/2011	Buy	(2.340%	)	12/20/2009	5,000	(205)
Goldman Sachs & Co.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.770%		12/20/2010	5,900	214
Goldman Sachs & Co.	Dow Jones CDX N.A. HY7 Index	Sell	0.560%		12/20/2011	14,800	(14)
Goldman Sachs & Co.	Dow Jones CDX N.A. HY7 Index	Sell	0.785%		12/20/2011	13,700	121
Goldman Sachs & Co.	DirecTV Holdings LLC 8.375% due 03/15/2013	Buy	(1.800%	)	03/20/2012	5,000	(45)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.025%		03/20/2012	8,000	(263)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.300%		03/20/2012	9,000	(190)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%		06/20/2007	2,000	21
HSBC Bank USA	NAK Naftogaz Ukrainy 8.125% due 09/30/2009	Sell	2.900%		04/20/2008	10,000	8
HSBC Bank USA	NAK Naftogaz Ukrainy 8.125% due 09/30/2009	Sell	3.000%		04/20/2008	10,000	9
JPMorgan Chase & Co.	Abitibi-Consolidated Co. of Canada 8.375% due 04/01/2015	Sell	1.500%		06/20/2007	3,000	4
JPMorgan Chase & Co.	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	1.430%		09/20/2007	5,400	27
JPMorgan Chase & Co.	Multiple Reference Entities of Gazprom	Sell	0.770%		02/20/2012	20,000	17
JPMorgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.110%		03/20/2012	10,000	111
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	0.850%		06/20/2007	39,000	1
Lehman Brothers, Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.440%		06/20/2007	40,000	70
Lehman Brothers, Inc.	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	2.350%		12/20/2009	2,000	33
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%		08/20/2011	30,600	850
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY7 Index	Buy	(3.250%	)	12/20/2011	18,500	62
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY7 Index	Sell	0.720%		12/20/2011	11,300	67
Lehman Brothers, Inc.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.070%		03/20/2012	5,000	8
Lehman Brothers, Inc.	Solectron Global Finance Ltd. 8.000% due 03/15/2016	Sell	3.100%		03/20/2012	7,400	(205)
Lehman Brothers, Inc.	Solectron Global Finance Ltd. 8.000% due 03/15/2016	Sell	3.950%		03/20/2012	3,000	22
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.160%	)	08/20/2016	17,000	(1,055)
Merrill Lynch & Co., Inc.	AES Corp. 8.750% due 06/15/2008	Sell	0.950%		06/20/2007	31,650	46
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.000%		09/20/2007	10,000	65
Merrill Lynch & Co., Inc.	Ford Motor Corp. 7.450% due 07/16/2031	Buy	(2.850%	)	12/20/2008	18,000	79
Merrill Lynch & Co., Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.630%		09/20/2009	10,000	142
Merrill Lynch & Co., Inc.	Lyondell Chemical Co. 10.500% due 06/01/2013	Sell	2.950%		12/20/2009	5,000	240
Merrill Lynch & Co., Inc.	Ford Motor Corp. 7.450% due 07/16/2031	Sell	4.830%		12/20/2010	2,000	(29)
Merrill Lynch & Co., Inc.	Ford Motor Corp. 7.450% due 07/16/2031	Sell	4.850%		12/20/2010	18,000	(252)

See Accompanying Notes	Annual Report	March 31, 2007	31

Schedule of Investments High Yield Fund (Cont.)	March 31, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	Abitibi-Consolidated, Inc. 8.550% due 08/01/2010	Sell	1.820%		06/20/2007	$5,000	$10
Morgan Stanley	Bombardier, Inc. 6.750% due 05/01/2012	Sell	2.450%		09/20/2007	5,000	51
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.440%		10/20/2007	10,000	27
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.050%		04/20/2011	15,500	287
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.070%		04/20/2011	25,000	483
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.380%		08/20/2011	30,600	862
Morgan Stanley	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.110%		06/20/2012	3,500	3
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.180%	)	08/20/2016	17,000	(1,079)
Royal Bank of Scotland Group PLC	Ford Motor Corp. 7.450% due 07/16/2031	Buy	(2.750%	)	12/20/2008	2,000	12
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.390%		12/20/2011	33,000	424
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.100%		03/20/2012	11,000	(17)
UBS Warburg LLC	Tenet Healthcare Corp. 7.375% due 02/01/2013	Buy	(1.150%	)	03/20/2009	5,000	35
UBS Warburg LLC	Tenet Healthcare Corp. 7.375% due 02/01/2013	Sell	1.800%		03/20/2010	5,000	(53)

							$(3,621)

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular wap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(m)	Purchased options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar June Futures	$ 91.250	06/18/2007	3,254	$31	$0

(n)	Restricted securities as of March 31, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Continental Airlines, Inc.	6.920%	04/02/2013	07/01/2003	$17,511	$18,757	0.25%
Ferrellgas Partners LP	8.780%	08/01/2007	06/30/2003	14,137	14,107	0.19%
Ferrellgas Partners LP	7.120%	08/01/2008	04/30/2002 - 01/15/2004	11,045	10,959	0.15%
Ferrellgas Partners LP	8.870%	08/01/2009	06/30/2003	7,705	7,613	0.10%
Ferrellgas Partners LP	7.240%	08/01/2010	10/17/2001 - 04/24/2006	25,968	26,280	0.35%
Reliant Resources, Inc. - Warrants Exp. 08/25/2008	0.000%	08/25/2008	07/15/2004	0	1,020	0.02%
Rocky River Realty	8.810%	04/14/2007	11/22/2000 - 01/13/2005	75	75	0.00%
Tesoro Petroleum Corp.	7.466%	07/17/2012	11/17/2004	9,962	10,444	0.14%
Wilmington Trust Co.	10.210%	01/01/2009	06/29/1993	83	84	0.00%
Wilmington Trust Co.	10.732%	01/01/2013	01/07/1993 - 05/16/2003	4,870	5,188	0.07%
Wilmington Trust Co. - Tucson Electric	10.732%	01/01/2013	05/09/1995 - 05/16/2003	3,030	3,187	0.04%

				$94,386	$97,714	1.31%

(o)	Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	CHF	22,505	06/2007	$0	$(64)	$(64)
Buy	EUR	4,994	04/2007	0	(11)	(11)
Sell		237,830	04/2007	0	(155)	(155)
Sell	GBP	15,800	04/2007	0	(151)	(151)
Buy	JPY	457,798	05/2007	105	0	105

				$105	$(381)	$(276)

32	PIMCO Funds	See Accompanying Notes

Schedule of Investments Low Duration Fund	March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.5%
Freeport-McMoRan Copper & Gold, Inc.
2.000% due 03/19/2014	$3,400	$3,413

Idearc, Inc.
7.320% due 11/09/2014	49,400	49,758

Total Bank Loan Obligations (Cost $52,800)		53,171

CORPORATE BONDS & NOTES 19.7%

BANKING & FINANCE 15.6%
American Express Bank FSB
5.380% due 10/20/2009	23,800	23,793

American Express Centurion Bank
5.319% due 05/07/2008	21,000	21,001

American Express Credit Corp.
5.380% due 11/09/2009	32,600	32,628

American Honda Finance Corp.
5.350% due 08/05/2008	18,670	18,679

ANZ National International Ltd.
5.400% due 08/07/2009	5,700	5,700

ASIF Global Financing XXVIII
5.400% due 05/03/2007	17,760	17,762

Bank of America Corp.
5.360% due 09/25/2009	61,900	61,993
5.370% due 11/06/2009	3,200	3,199

Bank of America N.A.
5.360% due 07/25/2008	42,600	42,616

Bank of Ireland
5.360% due 12/19/2008	4,100	4,103

Bear Stearns Cos., Inc.
5.300% due 01/09/2008	1,300	1,300
5.440% due 03/30/2009	20,800	20,843
5.450% due 08/21/2009	9,200	9,210

Calabash Re II Ltd.
13.755% due 01/08/2010	6,500	6,672
14.955% due 01/08/2010	8,750	9,146
16.255% due 01/08/2010	4,500	4,697

Caterpillar Financial Services Corp.
5.430% due 10/28/2008	1,800	1,803

CIT Group, Inc.
5.480% due 08/17/2009	27,200	27,231
5.500% due 12/19/2008	31,200	31,268
5.570% due 05/23/2008	9,200	9,227
5.580% due 09/20/2007	9,200	9,210
5.640% due 07/28/2011	27,400	27,452

Citigroup Funding, Inc.
5.330% due 12/08/2008	23,100	23,111

Citigroup, Inc.
5.100% due 09/29/2011	1,500	1,501
5.380% due 12/28/2009	22,100	22,103
5.410% due 05/02/2008	33,000	33,041
5.420% due 11/01/2007	3,600	3,603

DnB NORBank ASA
5.430% due 10/13/2009	18,900	18,910

Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (a)	8,300	7,221

Ford Motor Credit Co.
7.200% due 06/15/2007	4,600	4,601
7.250% due 10/25/2011	500	486

General Electric Capital Corp.
5.370% due 03/12/2010	35,400	35,392
5.388% due 03/04/2008	2,400	2,403
5.390% due 03/16/2009	10,000	10,004
5.400% due 01/05/2009	24,400	24,419

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.420% due 10/06/2010	$12,200	$12,202
5.422% due 01/15/2008	22,700	22,723
5.430% due 01/20/2010	39,800	39,888

General Motors Acceptance Corp.
5.625% due 05/15/2009	30,439	29,901
7.430% due 12/01/2021	141	142

GMAC LLC
6.000% due 12/15/2011	3,500	3,398

Goldman Sachs Group, Inc.
5.400% due 03/30/2009	20,800	20,807
5.440% due 12/22/2008	36,400	36,457
5.440% due 06/23/2009	14,200	14,207
5.450% due 11/10/2008	31,800	31,846
5.460% due 07/29/2008	21,600	21,633
5.485% due 10/05/2007	3,000	3,003
5.690% due 07/23/2009	600	603

HSBC Bank USA N.A.
5.420% due 09/21/2007	500	500
5.480% due 06/10/2009	9,200	9,229

HSBC Finance Capital Trust IX
5.911% due 11/30/2035	8,000	7,954

HSBC Finance Corp.
5.390% due 10/04/2007	48,200	48,235
5.485% due 09/15/2008	16,600	16,637
8.000% due 07/15/2010	12,000	13,017

ICICI Bank Ltd.
5.900% due 01/12/2010	32,200	32,262

International Lease Finance Corp.
3.125% due 05/03/2007	300	299

John Deere Capital Corp.
4.500% due 08/25/2008	900	891

Lehman Brothers Holdings, Inc.
5.440% due 04/03/2009	10,900	10,908
5.450% due 10/22/2008	29,970	30,011
5.460% due 08/21/2009	43,100	43,127
5.610% due 11/10/2009	15,000	15,069

Merrill Lynch & Co., Inc.
5.400% due 10/23/2008	25,500	25,504
5.428% due 12/04/2009	21,000	21,001
5.450% due 08/14/2009	23,000	23,012
5.485% due 07/27/2007	7,200	7,204
5.560% due 07/25/2011	32,700	32,787

Morgan Stanley
5.360% due 11/21/2008	16,460	16,459
5.450% due 01/15/2010	30,900	30,911
5.470% due 02/09/2009	30,000	30,039
5.485% due 01/18/2008	14,500	14,516

Mystic Re Ltd.
11.660% due 12/05/2008	26,900	27,174

National Australia Bank Ltd.
5.380% due 09/11/2009	23,500	23,530

Osiris Capital PLC
8.210% due 01/15/2010	11,000	11,034

Phoenix Quake Ltd.
7.810% due 07/03/2008	6,500	6,546

Phoenix Quake Wind I Ltd.
7.810% due 07/03/2008	6,400	6,429

Phoenix Quake Wind II Ltd.
8.860% due 07/03/2008	3,000	2,808

Pricoa Global Funding I
5.408% due 03/03/2009	22,000	22,022
5.420% due 09/12/2008	10,000	10,013

Royal Bank of Scotland Group PLC
5.410% due 07/21/2008	49,100	49,151
9.118% due 03/31/2049	6,000	6,635

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Santander U.S. Debt S.A. Unipersonal
5.358% due 11/20/2008	$4,700	$4,704
5.360% due 09/21/2007	82,600	82,660
5.420% due 02/06/2009	200	200

SLM Corp.
5.500% due 07/27/2009	16,200	16,212

Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049	9,945	10,477

VTB Capital S.A. for Vneshtorgbank
5.960% due 08/01/2008	20,500	20,536

Wachovia Bank N.A.
5.320% due 10/03/2008 (c)	21,300	21,294
5.390% due 03/23/2009	17,850	17,857

Wachovia Corp.
5.410% due 10/28/2008	21,900	21,926
5.410% due 12/01/2009	25,600	25,635

Westpac Banking Corp.
5.280% due 06/06/2008	13,300	13,301

		1,642,854

INDUSTRIALS 2.4%
Altria Group, Inc.
7.650% due 07/01/2008	7,500	7,711

Cisco Systems, Inc.
5.440% due 02/20/2009	2,400	2,405

DaimlerChrysler N.A. Holding Corp.
4.050% due 06/04/2008	80	79
5.690% due 03/13/2009	19,500	19,545
5.810% due 08/03/2009	23,000	23,109
5.820% due 09/10/2007	10,500	10,517

El Paso Corp.
7.625% due 09/01/2008	1,075	1,109

FedEx Corp.
5.440% due 08/08/2007	23,350	23,368

General Mills, Inc.
5.490% due 01/22/2010	17,700	17,724

Historic TW, Inc.
8.180% due 08/15/2007	5,000	5,043

Kroger Co.
7.800% due 08/15/2007	955	963

Oracle Corp.
5.590% due 01/13/2009	46,470	46,541

Pemex Project Funding Master Trust
9.375% due 12/02/2008	8,900	9,465

Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009	7,000	7,866

Service Corp. International
7.700% due 04/15/2009	3,000	3,135

Sonat, Inc.
6.750% due 10/01/2007	3,815	3,851

Transocean, Inc.
5.548% due 09/05/2008	23,000	23,034

Wal-Mart Stores, Inc.
5.250% due 06/16/2008	47,000	46,983

		252,448

UTILITIES 1.7%
AT&T, Inc.
4.214% due 06/05/2007	34,300	34,387
5.460% due 02/05/2010	11,700	11,716

BellSouth Corp.
5.460% due 08/15/2008	38,950	38,986

See Accompanying Notes	Annual Report	March 31, 2007	33

Schedule of Investments  Low Duration Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Dominion Resources, Inc.
5.650% due 09/28/2007	$10,755	$10,761

Pepco Holdings, Inc.
5.500% due 08/15/2007	5,600	5,598

Public Service Enterprise Group, Inc.
5.725% due 09/21/2008	1,200	1,202

Southern California Edison Co.
5.415% due 12/13/2007	1,200	1,200
5.460% due 02/02/2009	20,470	20,517

Telecom Italia Capital S.A.
5.970% due 07/18/2011	24,000	24,149

Telefonica Emisones SAU
5.650% due 06/19/2009	33,000	33,131

TXU Electric Delivery Co.
5.000% due 09/01/2007	2,600	2,596

		184,243

Total Corporate Bonds & Notes (Cost $2,077,695)		2,079,545

U.S. GOVERNMENT AGENCIES 26.0%
Fannie Mae
0.950% due 03/25/2009 (b)	564	5
4.000% due 05/01/2011	259	251
4.250% due 05/25/2033	11,128	10,795
4.255% due 04/01/2034	4,352	4,336
4.343% due 03/01/2035	9,696	9,830
4.500% due 06/01/2011 - 08/01/2035	5,603	5,539
4.527% due 09/01/2035	15,127	15,031
4.657% due 07/01/2035	16,861	16,817
4.660% due 07/01/2035	14,952	14,863
4.671% due 05/01/2035	12,880	12,813
4.682% due 01/01/2035	19,369	19,261
4.712% due 03/01/2035	2,467	2,437
4.745% due 03/01/2035	21,965	21,810
4.916% due 10/01/2035	8,850	8,804
5.000% due 12/01/2013 - 03/01/2036	1,343,335	1,327,002
5.030% due 06/01/2035	4,513	4,489
5.373% due 11/01/2017	44	44
5.380% due 12/25/2036	13,340	13,332
5.478% due 09/01/2032	2,604	2,638
5.500% due 10/01/2008 - 06/01/2035	317,064	315,210
5.600% due 08/01/2017	8	8
5.608% due 07/01/2018 - 02/01/2028	166	168
5.609% due 12/01/2017	32	32
5.625% due 07/01/2017	62	63
5.640% due 06/01/2017	23	23
5.670% due 03/25/2044	1,152	1,154
5.720% due 05/25/2031 - 06/25/2032	3,630	3,648
5.744% due 04/01/2018	1,207	1,227
5.920% due 05/25/2030	885	893
5.944% due 04/25/2022	21	22
5.970% due 05/25/2030	884	892
6.000% due 03/01/2009 - 05/01/2037	98,540	100,083
6.053% due 01/01/2021	37	36
6.133% due 07/01/2042 - 07/01/2044	27,322	27,758
6.183% due 09/01/2041	30,488	30,814
6.252% due 08/01/2029	1,162	1,186
6.256% due 07/25/2017	676	689
6.333% due 10/01/2030 - 11/01/2039	2,433	2,484
6.500% due 06/01/2008 - 12/25/2042	32,002	33,263
6.500% due 03/25/2009 (b)	131	6

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.585% due 11/01/2017	$81	$80
6.670% due 11/01/2018	5	5
6.729% due 07/01/2017	69	69
6.856% due 06/01/2022	9	9
7.000% due 01/01/2008 - 01/01/2032	4,738	4,763
7.059% due 04/01/2024	274	279
7.200% due 01/01/2024	17	17
7.215% due 11/01/2027	125	127
7.286% due 01/01/2024	321	325
7.376% due 02/01/2028	344	348
7.495% due 07/01/2023	95	96
7.500% due 02/01/2013	5	5
7.684% due 10/01/2024	292	294
8.000% due 02/01/2030 - 11/01/2031	3,968	4,192
8.500% due 02/01/2017 - 04/01/2025	206	221
8.800% due 01/25/2019	122	131
9.000% due 03/25/2021 - 01/01/2025	431	466
9.250% due 10/25/2018	8	8
9.500% due 03/25/2020 - 11/01/2025	945	1,036
10.000% due 10/01/2009 - 05/01/2022	70	73
10.500% due 07/01/2014 - 12/01/2024	8	8
11.000% due 11/01/2020	5	6
11.250% due 10/01/2015	8	9
11.500% due 11/01/2019 - 02/01/2020	8	8
11.750% due 02/01/2016	11	12
12.000% due 01/01/2015	3	3
13.000% due 07/01/2015	3	4
13.250% due 09/01/2011	3	3
15.500% due 10/01/2012 - 12/01/2012	1	1
15.750% due 12/01/2011	3	4
16.000% due 09/01/2012 - 12/01/2012	2	2
256.000% due 11/01/2008 (b)	0	1

Federal Housing Administration
7.430% due 11/01/2019 - 11/01/2025	5,486	5,538

Freddie Mac
3.000% due 02/15/2023	1,922	1,909
4.000% due 09/15/2015	274	270
4.000% due 01/15/2024 (b)	4,388	617
4.500% due 02/15/2015 - 06/01/2018	63,241	62,424
4.501% due 03/01/2035	6,966	6,825
4.605% due 04/01/2035	13,801	13,579
4.642% due 04/01/2035	10,956	10,819
4.711% due 06/01/2035	63,958	63,028
4.712% due 08/01/2035	106,861	106,238
4.727% due 03/01/2035	12,409	12,258
4.777% due 08/01/2035	26,682	26,710
4.896% due 04/01/2035	2,948	2,922
4.918% due 07/01/2035	27,596	27,518
4.960% due 03/01/2035	2,616	2,594
5.000% due 04/01/2013 - 07/15/2024	91,710	91,340
5.061% due 04/01/2035	5,483	5,469
5.500% due 02/15/2014 - 07/15/2034	30,359	30,532
5.580% due 08/25/2031	5,743	5,772
5.600% due 09/25/2031	10,180	10,186
5.617% due 02/01/2020	385	388
5.620% due 05/15/2036	18,290	18,383
5.670% due 12/15/2030	17,448	17,515
5.720% due 06/15/2018	5,703	5,714
5.757% due 08/15/2032	1,014	1,016
5.770% due 11/15/2030	14	14

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.875% due 01/01/2017 - 03/01/2017	$48	$48
6.000% due 03/01/2011 - 04/01/2037	19,679	20,017
6.325% due 10/15/2020	76	76
6.333% due 07/25/2044	1,423	1,439
6.375% due 03/15/2021	48	48
6.500% due 03/15/2029 - 07/25/2043	75,145	77,126
6.625% due 02/01/2023	3	3
6.710% due 03/01/2024	18	18
7.000% due 01/01/2030 - 04/01/2032	99	103
7.063% due 10/01/2027	50	50
7.094% due 06/01/2024	84	85
7.148% due 11/01/2022	302	306
7.156% due 07/01/2018	81	82
7.240% due 01/01/2024	378	385
7.294% due 12/01/2022	55	55
7.322% due 01/01/2024	133	135
7.341% due 09/01/2023	32	33
7.393% due 11/01/2023	48	48
7.409% due 10/01/2023	163	164
7.500% due 07/15/2030	759	768
8.000% due 04/01/2007 - 12/01/2024	466	488
8.500% due 06/01/2009 - 11/01/2025	1,008	1,083
9.000% due 12/15/2020 - 08/01/2022	433	450
9.500% due 03/01/2010 - 09/01/2021	137	144
9.750% due 11/01/2008	25	26
10.000% due 03/01/2016 - 05/15/2020	63	67
10.500% due 10/01/2010 - 02/01/2016	3	3
10.750% due 09/01/2009 - 08/01/2011	15	16
11.500% due 10/01/2015 - 01/01/2016	4	4
14.000% due 09/01/2012 - 04/01/2016	2	2
15.000% due 08/01/2011 - 12/01/2011	1	1

Ginnie Mae
4.000% due 07/16/2027	3,125	3,110
5.000% due 01/20/2032 - 02/20/2032	8,940	9,015
5.375% due 04/20/2016 - 05/20/2030	8,904	9,010
5.500% due 07/20/2030 - 03/20/2031	381	386
5.625% due 03/20/2019	37	37
5.750% due 08/20/2022 - 07/20/2027	5,318	5,378
5.870% due 12/16/2025	189	191
6.000% due 01/15/2029 - 04/01/2037	1,329	1,347
6.125% due 10/20/2023 - 12/20/2027	3,929	3,977
6.500% due 09/15/2032 - 05/15/2034	61	62
7.000% due 03/15/2011 - 10/15/2011	22	23
7.500% due 03/15/2022 - 09/15/2031	311	324
8.000% due 05/15/2016 - 06/20/2031	2,873	3,035
8.500% due 12/15/2021- 08/15/2030	79	85
9.000% due 03/15/2017 - 11/15/2030	307	334
9.500% due 10/15/2016 - 06/15/2025	28	31

34	PIMCO Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
9.750% due 08/15/2017	$22	$24
10.000% due 10/15/2013 - 11/15/2020	7	8
10.500% due 11/15/2019 - 02/15/2021	1	1
11.000% due 09/15/2010	1	1
11.500% due 08/15/2018	5	6
11.750% due 08/15/2013	4	5
12.000% due 06/20/2015	1	1
13.000% due 10/15/2013	4	4
13.500% due 11/15/2012	5	6
16.000% due 02/15/2012	7	8

Small Business Administration
7.640% due 03/01/2010	290	305

Vendee Mortgage Trust
6.500% due 05/15/2029	46,684	48,073

Total U.S. Government Agencies (Cost $2,760,955)		2,739,999

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Notes
4.625% due 12/31/2011	13,600	13,649
4.625% due 02/15/2017	300	300

Total U.S. Treasury Obligations (Cost $13,984)		13,949

MORTGAGE-BACKED SECURITIES 15.6%
American Home Mortgage Investment Trust
4.290% due 10/25/2034	61,463	60,530
4.390% due 02/25/2045	18,517	18,276
4.440% due 02/25/2045	59,331	58,309

Arran Residential Mortgages Funding PLC
5.340% due 04/12/2036	20,577	20,577

Banc of America Funding Corp.
4.113% due 05/25/2035	287,857	283,160

Banc of America Mortgage Securities, Inc.
6.500% due 10/25/2031	10,377	10,547

Bear Stearns Adjustable Rate Mortgage Trust
4.625% due 10/25/2035	64,391	63,325
4.750% due 10/25/2035	189,775	187,456
4.776% due 01/25/2034	18,503	18,446
5.052% due 04/25/2033	12,128	12,217
5.335% due 02/25/2033	3,266	3,290
5.450% due 04/25/2033	26,766	26,726
5.624% due 02/25/2033	2,403	2,395
6.301% due 11/25/2030	210	210

Bear Stearns Alt-A Trust
5.266% due 03/25/2035	38,962	39,133
5.393% due 05/25/2035	39,866	39,941

Bear Stearns Mortgage Funding Trust
5.390% due 02/25/2037	39,206	39,223

Citicorp Mortgage Securities, Inc.
5.625% due 12/25/2019	9	9

Countrywide Alternative Loan Trust
5.500% due 01/25/2046	16,000	15,898
6.500% due 06/25/2033	4,659	4,654

Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	34,139	34,118
5.610% due 04/25/2035	6,480	6,495

CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040	17,952	17,886
5.829% due 06/25/2032	325	325
5.952% due 03/25/2032	4,780	4,772

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.400% due 03/25/2037	17,273	17,294

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
DLJ Acceptance Trust
11.000% due 08/01/2019	$94	$100

DLJ Commercial Mortgage Corp.
7.300% due 06/10/2032	195	202

Drexel Burnham Lambert CMO Trust
6.070% due 05/01/2016	4	4

First Horizon Alternative Mortgage Securities
4.747% due 06/25/2034	22,489	22,460

Greenpoint Mortgage Funding Trust
5.400% due 10/25/2046	25,123	25,143
5.400% due 01/25/2047	23,096	23,105

GSR Mortgage Loan Trust
4.539% due 09/25/2035	110,534	109,455
4.549% due 09/25/2035	15,820	15,680
6.000% due 03/25/2032	1,414	1,404

Impac CMB Trust
5.820% due 04/25/2034	6,463	6,467

Impac Secured Assets CMN Owner Trust
5.400% due 01/25/2037	15,431	15,445

Imperial Savings Association
8.429% due 02/25/2018	69	69

Indymac Index Mortgage Loan Trust
5.410% due 11/25/2046	18,454	18,463

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	22,782	22,747

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.400% due 09/15/2021	10,933	10,940

MASTR Adjustable Rate Mortgages Trust
3.787% due 11/21/2034	11,819	11,624

MASTR Asset Securitization Trust
5.500% due 09/25/2033	27,609	27,130

Mellon Residential Funding Corp.
5.560% due 06/15/2030	26,081	26,133
6.432% due 07/25/2029	676	676

Merrill Lynch Mortgage Investors, Inc.
4.489% due 02/25/2035	35,843	35,352

Morgan Stanley Capital I
5.380% due 10/15/2020	15,742	15,742

Nationslink Funding Corp.
5.670% due 11/10/2030	286	286

Prime Mortgage Trust
5.720% due 02/25/2019	1,853	1,856
5.720% due 02/25/2034	8,441	8,467

Prudential-Bache CMO Trust
8.400% due 03/20/2021	271	271

RAAC Series 2005-SP1
5.000% due 09/25/2034	2,532	2,520

Resecuritization Mortgage Trust
5.570% due 04/26/2021	40	40

Salomon Brothers Mortgage Securities VII
8.000% due 09/25/2030	28	28

Sears Mortgage Securities
12.000% due 02/25/2014	10	9

Structured Asset Mortgage Investments, Inc.
5.600% due 02/25/2036	8,492	8,511
5.650% due 09/19/2032	10,164	10,187
9.466% due 06/25/2029	748	807

Structured Asset Securities Corp.
6.150% due 07/25/2032	456	460
7.226% due 01/25/2032	330	329

Thornburg Mortgage Securities Trust
5.430% due 12/25/2036	20,906	20,903

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Wachovia Bank Commercial Mortgage Trust
5.410% due 09/15/2021	$20,903	$20,916

Washington Mutual MSC Mortgage Pass-Through Certificates
5.385% due 02/25/2033	357	356
6.949% due 02/25/2033	669	670

Washington Mutual, Inc.
4.229% due 03/25/2034	7,160	7,092
4.816% due 10/25/2032	94	93
5.610% due 10/25/2045	9,904	9,924
5.630% due 01/25/2045	681	683
5.642% due 02/27/2034	13,894	14,039
5.663% due 01/25/2047	12,217	12,229
5.743% due 12/25/2046	55,757	55,914
5.892% due 09/25/2046	22,116	22,116
6.183% due 11/25/2042	5,233	5,259
6.383% due 06/25/2042	10,642	10,659
6.383% due 08/25/2042	7,135	7,162

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	37,326	37,081
5.386% due 08/25/2035	9,486	9,399

Total Mortgage-Backed Securities (Cost $1,647,373)		1,641,819

ASSET-BACKED SECURITIES 7.4%
ACE Securities Corp.
5.370% due 12/25/2036	8,592	8,597
5.430% due 10/25/2035	23,276	23,292

American Express Credit Account Master Trust
5.430% due 11/16/2009	26,800	26,819

Amortizing Residential Collateral Trust
5.610% due 07/25/2032	744	745

Argent Securities, Inc.
5.370% due 09/25/2036	11,123	11,126

Asset-Backed Funding Certificates
5.380% due 01/25/2037	16,163	16,172

Asset-Backed Securities Corp. Home Equity
5.840% due 06/15/2031	7	7

Bear Stearns Asset-Backed Securities, Inc.
5.400% due 10/25/2036	10,404	10,409
5.520% due 09/25/2034	4,945	4,951
5.770% due 03/25/2043	6,928	6,943

Capital One Auto Finance Trust
5.340% due 12/14/2007	7,931	7,936

Carrington Mortgage Loan Trust
5.640% due 10/25/2035	39,400	39,494

Chase Funding Mortgage Loan Asset-Backed Certificates
5.960% due 11/25/2031	2,558	2,560

CIT Group Home Equity Loan Trust
5.590% due 06/25/2033	2,315	2,319

Community Program Loan Trust
4.500% due 10/01/2018	5,449	5,380

Countrywide Asset-Backed Certificates
5.370% due 05/25/2037	16,704	16,712
5.370% due 12/25/2046	11,502	11,509
5.370% due 03/25/2047	25,259	25,384

Credit-Based Asset Servicing & Securitization LLC
5.410% due 12/25/2037	5,375	5,372

DaimlerChrysler Auto Trust
5.329% due 12/08/2007	7,039	7,044

Equity One Asset-Backed Securities, Inc.
5.600% due 11/25/2032	11,217	11,233

First Franklin Mortgage Loan Asset-Backed Certificates
5.370% due 11/25/2036	48,633	48,659

See Accompanying Notes	Annual Report	March 31, 2007	35

Schedule of Investments  Low Duration Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Fremont Home Loan Trust
5.380% due 01/25/2037	$14,438	$14,433
5.420% due 05/25/2036	17,640	17,645

GSAMP Trust
5.390% due 12/25/2036	22,793	22,801
5.430% due 11/25/2035	3,592	3,595

HFC Home Equity Loan Asset-Backed Certificates
5.670% due 09/20/2033	9,396	9,427

Honda Auto Receivables Owner Trust
5.342% due 11/15/2007	48,966	48,994

HSI Asset Securitization Corp. Trust
5.370% due 12/25/2036	12,843	12,850

Indymac Residential Asset-Backed Trust
5.380% due 04/25/2037	15,427	15,428

JPMorgan Mortgage Acquisition Corp.
5.370% due 08/25/2036	10,766	10,772

Lehman XS Trust
5.390% due 05/25/2046	10,016	10,020

Long Beach Mortgage Loan Trust
5.410% due 01/25/2036	11,971	11,980
5.600% due 10/25/2034	4,167	4,174

MASTR Asset-Backed Securities Trust
5.360% due 08/25/2036	16,384	16,394

MBNA Credit Card Master Note Trust
5.440% due 08/16/2010	24,200	24,247

Morgan Stanley ABS Capital I
5.360% due 10/25/2036	11,086	11,091
5.360% due 01/25/2037	19,969	19,978
5.370% due 10/25/2036	9,929	9,935

Nelnet Student Loan Trust
5.146% due 09/25/2012	17,367	17,359

Option One Mortgage Loan Trust
5.370% due 01/25/2037	25,259	25,273

Renaissance Home Equity Loan Trust
5.670% due 08/25/2032	212	213

Residential Asset Securities Corp.
5.360% due 08/25/2036	16,329	16,340
5.390% due 11/25/2036	26,388	26,406
5.780% due 06/25/2031	5	5

SACO I, Inc.
5.430% due 09/25/2035	1,297	1,298

Securitized Asset-Backed Receivables LLC Trust
5.380% due 12/25/2036	32,275	32,286

Soundview Home Equity Loan Trust
5.420% due 12/25/2035	3,434	3,437
5.430% due 11/25/2035	8,035	8,041

Specialty Underwriting & Residential Finance
5.380% due 01/25/2038	11,580	11,584

Structured Asset Securities Corp.
4.930% due 01/25/2035	870	858
5.370% due 10/25/2036	24,997	25,010
5.420% due 07/25/2035	6,714	6,719
5.610% due 01/25/2033	754	755

Wachovia Auto Owner Trust
4.820% due 02/20/2009	10,761	10,759

Wells Fargo Home Equity Trust
5.370% due 01/25/2037	16,205	16,214
5.440% due 12/25/2035	25,691	25,709

WMC Mortgage Loan Pass-Through Certificates
6.000% due 05/15/2030	300	300

Total Asset-Backed Securities (Cost $784,256)		784,993

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SOVEREIGN ISSUES 0.0%
Korea Development Bank
5.640% due 11/22/2012		$2,200	$2,208

Total Sovereign Issues (Cost $2,200)			2,208

FOREIGN CURRENCY - DENOMINATED ISSUES 0.7%
Japanese Government CPI Linked Bond
1.100% due 12/10/2016	JPY	6,142,920	51,744

JSG Holding PLC
6.734% due 11/29/2014	EUR	651	879
6.757% due 11/29/2014		434	586
6.835% due 11/29/2014		1,583	2,140
6.862% due 11/29/2014		489	661
6.896% due 11/29/2014		843	1,140

Sumitomo Mitsui Banking Corp.
1.151% due 06/02/2049	JPY	1,300,000	11,057

Total Foreign Currency - Denominated Issues (Cost $66,068)			68,207

		SHARES
PREFERRED STOCKS 1.0%
DG Funding Trust
7.600% due 12/31/2049		10,229	107,948

Home Ownership Funding Corp.
1.000% due 12/31/2049		8,625	1,278

Total Preferred Stocks (Cost $113,682)			109,226

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 28.2%

CERTIFICATES OF DEPOSIT 5.4%
Abbey National Treasury Services PLC
5.270% due 07/02/2008		$17,100	17,106

Bank of Ireland
5.400% due 01/15/2010		5,000	5,003

BNP Paribas
5.260% due 07/03/2008		73,300	73,273
5.262% due 05/28/2008		17,400	17,406

Calyon Financial, Inc.
5.340% due 01/16/2009		37,700	37,700

Dexia S.A.
5.270% due 09/29/2008		21,800	21,806

Fortis Bank NY
5.265% due 04/28/2008		48,300	48,361
5.265% due 06/30/2008		15,400	15,405

HSBC Bank USA N.A.
5.410% due 07/28/2008		22,400	22,436

Nordea Bank Finland PLC
5.298% due 05/28/2008		16,800	16,810

Royal Bank of Canada
5.265% due 06/30/2008		57,300	57,360

Royal Bank of Scotland Group PLC
5.260% due 07/03/2008		59,800	59,800

Skandinav Enskilda BK
5.300% due 02/04/2008		61,200	61,223
5.350% due 02/13/2009		11,000	11,006

Societe Generale NY
5.258% due 06/20/2007		17,300	17,300
5.269% due 06/30/2008		90,200	90,231

			572,226

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER 22.0%
Bank of America Corp.
5.200% due 07/24/2007	$50,000	$49,993

Bank of Ireland
5.220% due 06/14/2007	2,500	2,479
5.240% due 06/14/2007	119,700	118,968

Barclays U.S. Funding Corp.
5.235% due 06/29/2007	111,300	110,717
5.255% due 06/29/2007	28,000	28,000

Calyon N.A. LLC
5.230% due 07/09/2007	3,300	3,279

CBA (de) Finance
5.220% due 06/15/2007	2,800	2,777

Cox Communications, Inc.
5.570% due 09/17/2007	19,800	19,800

DaimlerChrysler N.A. Holding Corp.
5.345% due 06/22/2007	41,900	41,389

Dexia Delaware LLC
5.235% due 06/13/2007	100	99

DnB NORBank ASA
5.215% due 07/11/2007	400	396

Federal Home Loan Bank
5.000% due 04/02/2007	561,900	561,900

Fortis Funding LLC
5.230% due 07/09/2007	41,800	41,260

HBOS Treasury Services PLC
5.220% due 06/29/2007	30,300	29,939
5.230% due 06/29/2007	16,700	16,516
5.235% due 06/29/2007	2,400	2,392
5.240% due 06/29/2007	168,022	167,233

ING U.S. Funding LLC
5.235% due 06/22/2007	12,000	11,925

Intesa Funding LLC
5.230% due 06/15/2007	2,200	2,189
5.240% due 06/15/2007	17,300	17,275

IXIS Commercial Paper Corp.
5.230% due 06/13/2007	29,200	28,903
5.240% due 06/13/2007	13,600	13,556

Nordea N.A., Inc.
5.220% due 07/11/2007	52,300	51,610
5.235% due 07/11/2007	40,200	40,153

Santander Hispano Finance Delaware
5.230% due 06/14/2007	500	497
5.240% due 06/14/2007	22,700	22,561

Societe Generale NY
5.200% due 08/22/2007	179,000	177,101
5.215% due 08/22/2007	39,800	39,616

Svenska Handelsbanken, Inc.
5.220% due 06/25/2007	33,150	32,745
5.235% due 06/25/2007	188,300	188,081

Swedbank AB
5.240% due 06/05/2007	69,500	69,195
5.240% due 06/21/2007	50,000	49,774

Time Warner, Inc.
5.360% due 04/12/2007	36,600	36,546

TotalFinaElf Capital S.A.
5.210% due 04/17/2007	2,600	2,599

UBS Finance Delaware LLC
5.200% due 08/01/2007	100	98
5.225% due 08/01/2007	151,300	149,841
5.230% due 08/01/2007	52,100	51,536
5.235% due 08/01/2007	5,500	5,482
5.240% due 08/01/2007	1,700	1,687

36	PIMCO Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Unicredito Italiano SpA
5.225% due 07/16/2007	$38,000	$37,708
5.250% due 07/16/2007	42,800	42,614

Viacom, Inc.
5.590% due 05/29/2007	22,900	22,900

Westpac Banking Corp.
5.200% due 07/09/2007	5,533	5,452

Westpac Trust Securities NZ Ltd.
5.215% due 06/06/2007	20,000	19,802
5.220% due 06/06/2007	2,500	2,477
5.250% due 06/06/2007	4,900	4,852

		2,325,912

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TRI-PARTY REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
4.900% due 04/02/2007	$5,367	$5,367

(Dated 03/30/2007. Collateralized by Freddie Mac 5.250% due 10/19/2015 valued at $5,479. Repurchase proceeds are $5,369.)

U.S. TREASURY BILLS 0.7%
4.953% due 05/31/2007 - 06/14/2007 (d)(e)(g)	76,035	75,197

Total Short-Term Instruments (Cost $2,978,633)		2,978,702

PRINCIPAL AMOUNT (000S)	VALUE (000S)
PURCHASED OPTIONS (i) 0.2%
(Cost $25,191)	$24,534

Total Investments (f) 99.4% (Cost $10,522,837)	$10,496,353

Written Options (j) (0.2%) (Premiums $24,099)	(24,473)

Other Assets and Liabilities (Net) 0.8%	83,472

Net Assets 100.0%	$10,555,352

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	When-issued security.
(d)	Coupon represents a weighted average rate.
(e)	Securities with an aggregate market value of $6,924 have been pledged as collateral for swap and swaption contracts on March 31, 2007.
(f)	As of March 31, 2007, portfolio securities with an aggregate value of $175,681 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(g)	Securities with an aggregate market value of $65,059 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2007	1,673	$(514)
90-Day Euribor December Futures	Long	12/2008	833	(169)
90-Day Euribor June Futures	Long	06/2008	2,539	(716)
90-Day Euribor March Futures	Long	03/2008	933	(371)
90-Day Euribor September Futures	Long	09/2008	833	(215)
90-Day Eurodollar December Futures	Long	12/2007	43,209	(2,302)
90-Day Eurodollar December Futures	Long	12/2008	4,495	3,758
90-Day Eurodollar June Futures	Long	06/2008	10,036	2,376
90-Day Eurodollar March Futures	Long	03/2008	29,831	3,889
90-Day Eurodollar September Futures	Long	09/2007	4,953	(3,362)
90-Day Eurodollar September Futures	Long	09/2008	2,543	2,515
90-Day Euroyen December Futures	Long	12/2007	2,572	523
90-Day Euroyen September Futures	Long	09/2007	1,735	369
Euro-Bund 10-Year Note June Futures	Long	06/2007	151	(168)
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 117.000	Short	06/2007	338	15
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 118.000	Short	06/2007	692	92
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 114.000	Short	06/2007	1,030	(51)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	840	(793)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	728	134
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	289	13
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	900	(1,153)
U.S. Treasury 2-Year Note June Futures	Short	06/2007	1,281	136
U.S. Treasury 30-Year Bond June Futures	Short	06/2007	5,862	6,371

				$10,377

(h)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount		Unrealized Appreciation
Deutsche Bank AG	SOFTBANK Corp. 1.750% due 03/31/2014	Sell	2.300%		09/20/2007	JP	Y 869,000	$109
Bank of America	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016		$62,000	280
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%		12/20/2008		8,000	36
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%		06/20/2007		8,900	99
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%		06/20/2007		8,000	90
Deutsche Bank AG	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.230%		06/20/2007		20,000	15
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%		06/20/2007		5,000	56
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%		09/20/2007		4,000	34
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.680%		06/20/2007		3,200	19

See Accompanying Notes	Annual Report	March 31, 2007	37

Schedule of Investments  Low Duration Fund  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	4.480%	06/20/2007	$12,000	$121
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	1,500	17
Lehman Brothers, Inc.	General Motors Corp. 7.125% due 07/15/2013	Sell	7.200%	06/20/2008	2,000	134
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	7,200	1
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%	12/20/2008	6,000	26
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	0.850%	11/20/2011	4,900	39
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.400%	06/20/2007	5,000	39
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.570%	07/20/2007	24,400	52
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	4,200	36
Morgan Stanley	General Motors Corp. 7.125% due 07/15/2013	Sell	7.570%	06/20/2008	5,000	357
Morgan Stanley	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.305%	12/20/2008	6,000	5
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.860%	11/20/2011	38,400	315
Morgan Stanley	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.750%	01/20/2012	500	0
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.310%	12/20/2011	4,900	47
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%	06/20/2007	1,500	12
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007	5,000	56
Wachovia Bank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.410%	06/20/2007	5,000	40

						$2,035

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.000%	06/20/2009	AUD	30,300	$(127)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010	BRL	19,300	207
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		21,200	182
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	EUR	23,900	473
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	03/20/2009		31,000	0
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		7,600	0
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		25,800	28
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		7,000	0
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		7,100	0
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		9,100	214
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008	GBP	77,900	83
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		43,200	(131)
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		8,800	(36)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008		46,700	36
HSBC Bank USA	6-Month GBP-LIBOR	Pay	4.500%	12/20/2007		55,700	(1,191)
Lehman Brothers, Inc.	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009		98,400	(4,231)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		40,200	(142)
Barclays Bank PLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009	JPY	4,000,000	(9)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		30,970,000	193
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		6,450,000	32
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		2,300,000	37
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		2,300,000	25
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		4,000,000	29
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		53,080,000	273
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016	MXN	48,800	138
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		$335,900	(143)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		59,600	(50)

							$(4,110)

(i)	Purchased options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar June Futures	$ 91.250	06/18/2007	11,632	$111	$0
Put - CME 90-Day Eurodollar September Futures	90.750	09/17/2007	650	6	0

				$117	$0

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	6-Month EUR-LIBOR	Pay	3.960%	07/02/2007	EUR	96,000	$442	$12
Call - OTC 2-Year Interest Rate Swap	Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.080%	06/15/2007	GBP	45,000	208	1
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.080%	06/15/2007		29,500	168	1

38	PIMCO Funds	See Accompanying Notes

March 31, 2007

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	07/02/2007	$647,000	$2,394	$1,795
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	08/08/2007	123,000	541	436
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	469,200	2,604	2,523
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	06/07/2007	566,000	2,490	3,617
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	07/02/2007	347,200	1,437	565
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.850%	07/02/2007	530,000	1,378	294
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	07/02/2007	528,000	2,809	3,697
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	08/08/2007	480,000	1,086	565
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	851,000	4,220	6,112
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	648,200	3,922	3,485

							$23,699	$23,103

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY 103.800	03/17/2010	$9,000	$392	$468
Put - OTC U.S. dollar versus Japanese yen	103.800	03/17/2010	9,000	392	343
Call - OTC U.S. dollar versus Japanese yen	104.650	03/31/2010	7,000	319	330
Put - OTC U.S. dollar versus Japanese yen	104.650	03/31/2010	7,000	272	290

				$1,375	$1,431

(j)	Written options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$ 108.000	05/25/2007	937	$385	$747
Put - CBOT U.S. Treasury 10-Year Note June Futures	105.000	05/25/2007	937	271	29

				$656	$776

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	6-Month EUR-LIBOR	Receive	4.100%	07/02/2007	EUR	37,000	$443	$88
Call - OTC 8-Year Interest Rate Swap	Credit Suisse First Boston	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP	12,900	209	2
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007		8,400	168	2
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.000%	07/02/2007		$281,000	2,304	1,994
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		204,000	2,489	2,238
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.340%	06/07/2007		246,000	2,502	4,097
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	07/02/2007		118,200	1,276	710
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	07/02/2007		152,600	1,595	1,083
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.370%	07/02/2007		230,000	2,843	4,243
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	08/08/2007		80,000	928	472
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	08/08/2007		41,000	467	336
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		370,000	4,440	5,321
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		283,600	3,779	3,111

								$23,443	$23,697

(k)	Short sales outstanding on March 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.000%	04/01/2022	$468,500	$463,472	$462,058
Fannie Mae	5.500%	04/01/2037	50,000	49,516	49,484
U.S. Treasury Notes	4.625%	02/15/2017	35,500	35,862	35,684

				$548,850	$547,226

(2) Market value includes $245 of interest payable on short sales.

See Accompanying Notes	Annual Report	March 31, 2007	39

Schedule of Investments Low Duration Fund (Cont.)	March 31, 2007

(l)	Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	17,876	04/2007	$170	$0	$170
Buy	BRL	106,757	05/2007	2,840	0	2,840
Sell		106,757	05/2007	0	(35)	(35)
Buy		52,883	06/2007	1,669	0	1,669
Buy		31,674	10/2007	0	(80)	(80)
Buy		106,757	03/2008	0	(61)	(61)
Buy	CAD	2,290	04/2007	27	0	27
Buy	CLP	2,725,640	05/2007	0	(128)	(128)
Buy		18,230	06/2007	0	(1)	(1)
Buy	CNY	10,373	09/2007	31	0	31
Buy		167,993	11/2007	265	0	265
Sell		23,780	11/2007	4	0	4
Buy		101,102	01/2008	2	(3)	(1)
Buy	EUR	10,174	04/2007	6	0	6
Sell		19,038	04/2007	0	(12)	(12)
Sell	GBP	11,989	04/2007	0	(132)	(132)
Buy	INR	154,626	06/2007	46	0	46
Sell	JPY	10,105,916	05/2007	32	(2,019)	(1,987)
Buy	KRW	1,222,438	04/2007	0	(3)	(3)
Sell		3,258,681	04/2007	9	0	9
Buy		20,762,592	05/2007	0	(85)	(85)
Buy		5,990,075	06/2007	21	0	21
Buy		310,992	09/2007	1	0	1
Sell		310,992	09/2007	0	0	0
Buy	MXN	128,689	04/2007	22	(96)	(74)
Sell		128,689	04/2007	19	0	19
Buy		128,689	03/2008	0	(15)	(15)
Buy	NZD	5,569	04/2007	64	0	64
Buy	PLN	17,703	04/2007	187	0	187
Sell		17,703	04/2007	0	(28)	(28)
Buy		17,703	03/2008	30	0	30
Buy	RUB	344,278	11/2007	178	0	178
Buy		996,132	12/2007	353	0	353
Buy	SGD	11,030	04/2007	69	0	69
Sell		5,094	04/2007	0	(12)	(12)
Buy		18,011	07/2007	101	0	101
Buy		5,850	09/2007	39	0	39
Buy	TWD	179,899	05/2007	0	(2)	(2)
Sell		116,243	05/2007	0	(2)	(2)
Buy	ZAR	1,509	06/2007	0	(4)	(4)

				$6,185	$(2,718)	$3,467

40	PIMCO Funds	See Accompanying Notes

Schedule of Investments Real Return Fund	March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.3%
Ford Motor Co.
8.360% due 11/29/2013	$5,000	$5,023

Georgia-Pacific Corp.
7.340% due 12/20/2012	12,667	12,747
7.364% due 12/20/2012	1,193	1,201

Shackleton Re Ltd.
12.875% due 08/01/2008	9,000	9,000
13.371% due 08/01/2008	3,000	3,045

Total Bank Loan Obligations (Cost $30,820)		31,016

CORPORATE BONDS & NOTES 4.8%
Browning-Ferris Industries, Inc.
6.375% due 01/15/2008	4,000	4,030

C8 Capital SPV Ltd.
6.640% due 12/31/2049	7,100	7,039

C10 Capital SPV Ltd.
6.722% due 12/01/2049	6,000	5,928

Caesars Entertainment, Inc.
8.875% due 09/15/2008	5,930	6,197

Calabash Re II Ltd.
13.755% due 01/08/2010	5,700	5,851
14.955% due 01/08/2010	2,500	2,613
16.255% due 01/08/2010	2,500	2,609

CIT Group, Inc.
5.000% due 11/24/2008	25,000	24,943

Citigroup, Inc.
5.400% due 01/30/2009	16,200	16,209
5.410% due 05/02/2008	14,100	14,118

Citizens Communications Co.
7.625% due 08/15/2008	5,000	5,175

Cleveland Electric Illuminating Co.
6.860% due 10/01/2008	7,000	7,155

CMS Energy Corp.
7.500% due 01/15/2009	13,650	14,077
9.875% due 10/15/2007	4,185	4,295

CSC Holdings, Inc.
7.250% due 07/15/2008	3,510	3,576
7.875% due 12/15/2007	8,200	8,313

Danske Bank A/S
5.914% due 12/29/2049	7,000	7,147

EchoStar DBS Corp.
5.750% due 10/01/2008	13,100	13,149
6.375% due 10/01/2011	2,000	2,018

Embarq Corp.
7.082% due 06/01/2016	4,600	4,698

Export-Import Bank of Korea
5.580% due 10/04/2011	18,200	18,221

Ford Motor Credit Co.
6.180% due 09/28/2007	10,000	10,001

Foundation Re II Ltd.
9.460% due 11/24/2008	3,000	2,887
12.110% due 11/26/2010	10,300	10,486

General Electric Capital Corp.
5.380% due 12/12/2008	12,700	12,712
5.460% due 07/28/2008	3,500	3,506

General Electric Co.
5.380% due 12/09/2008	6,000	6,007

General Motors Acceptance Corp.
6.125% due 08/28/2007	870	870

HJ Heinz Co.
6.428% due 12/01/2008	20,000	20,354

Kamp Re 2005 Ltd.
5.420% due 12/14/2007 (a)	5,000	3

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Mandalay Resort Group
9.500% due 08/01/2008	$2,700	$2,832
10.250% due 08/01/2007	11,500	11,701

Midwest Generation LLC
8.300% due 07/02/2009	12,402	12,744

Mission Energy Holdings International, Inc.
13.500% due 07/15/2008	700	766

Mystic Re Ltd.
11.660% due 12/05/2008	6,900	6,970
14.360% due 12/05/2008	3,300	3,325

Ohio Edison Co.
4.000% due 05/01/2008	10,000	9,868

Osiris Capital PLC
10.360% due 01/15/2010	1,700	1,709

Parametric Re Ltd.
7.450% due 11/19/2007	11,500	11,713
9.690% due 05/19/2008	1,500	1,512

Pemex Project Funding Master Trust
7.375% due 12/15/2014	22,000	24,354
8.625% due 02/01/2022	6,900	8,608
9.500% due 09/15/2027	14,850	20,166

Phoenix Quake Ltd.
7.810% due 07/03/2008	50,550	50,906

Phoenix Quake Wind I Ltd.
7.810% due 07/03/2008	9,000	9,040

Phoenix Quake Wind II Ltd.
8.860% due 07/03/2008	10,750	10,063

Rabobank Nederland
5.380% due 01/15/2009	11,300	11,310

Redwood Capital IX Ltd.
7.764% due 01/09/2008	2,300	2,306
13.114% due 01/09/2008	2,200	2,222

Residential Reinsurance 2004 Ltd.
14.860% due 06/08/2007	1,600	1,616

Reynolds American, Inc.
6.500% due 06/01/2007	1,701	1,705

Royal Caribbean Cruises Ltd.
7.000% due 10/15/2007	2,000	2,019

Service Corp. International
7.700% due 04/15/2009	6,533	6,827

Shackleton Re Ltd.
13.360% due 02/07/2008	5,500	5,590

Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007	1,700	1,701

Travelers Property Casualty Corp.
3.750% due 03/15/2008	7,000	6,883

Unicredit Luxembourg Finance S.A.
5.410% due 10/24/2008	22,000	22,013

Ventas Realty LP
8.750% due 05/01/2009	1,000	1,065

Vita Capital II Ltd.
6.760% due 01/01/2010	5,000	5,028

Vita Capital III Ltd.
6.486% due 01/01/2012	7,900	7,911

VTB Capital S.A. for Vneshtorgbank
5.960% due 08/01/2008	20,100	20,135

Wachovia Bank N.A.
5.418% due 12/02/2010	30,500	30,519

Wells Fargo Capital X
5.950% due 12/15/2036	15,000	14,500

Total Corporate Bonds & Notes (Cost $570,573)		573,814

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS & NOTES 0.4%
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023	$3,385	$3,415

Chicago, Illinois General Obligation Revenue Notes, (FSA Insured), Series 2006
6.406% due 01/01/2014	2,500	2,706

Connecticut State Health & Educational Facilities Authority Revenue Notes, (FSA Insured), Series 2004
5.000% due 11/01/2013	4,000	4,311

District of Columbia Tobacco Settlement Financing
Corporations Revenue Bonds, Series 2001
6.250% due 05/15/2024	8,640	9,207

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
5.000% due 06/01/2021	2,475	2,483
6.250% due 06/01/2033	19,000	21,003

Kansas City, Kansas Turnpike Authority Revenue
Bonds, (AMBAC Insured), Series 2003
5.000% due 09/01/2013	3,870	4,145

New York City, New York Municipal Water Finance
Authority Revenue Bonds, Series 2006
4.750% due 06/15/2038	1,570	1,686

Rhode Island State Tobacco Settlement Financing
Corporations Revenue Bonds, Series 2002
6.000% due 06/01/2023	750	799
6.125% due 06/01/2032	740	791

Washington State Tobacco Settlement Authority
Revenue Bonds, Series 2002
6.500% due 06/01/2026	415	455

Total Municipal Bonds & Notes (Cost $45,819)		51,001

U.S. GOVERNMENT AGENCIES 7.3%
Fannie Mae
4.293% due 08/01/2035	471	472
4.599% due 07/01/2035	650	657
4.656% due 04/01/2035	1,259	1,260
4.671% due 05/01/2035	1,786	1,776
4.842% due 06/01/2033	387	393
5.000% due 06/25/2027 -03/01/2036	25,398	24,814
5.450% due 03/25/2036	5,007	5,020
5.500% due 02/01/2033 -04/01/2037	520,375	515,041
6.000% due 04/01/2037	248,000	249,860
6.133% due 09/01/2044 -10/01/2044	8,585	8,706
7.199% due 10/01/2031	666	675

Federal Housing Administration
7.430% due 12/01/2020	72	72

Freddie Mac
5.000% due 01/15/2024	6,241	6,220
5.300% due 01/09/2012	30,000	30,037
5.600% due 09/25/2031	2,204	2,205
5.670% due 12/15/2030	7,411	7,440
6.133% due 10/25/2044	13,485	13,603
6.500% due 01/25/2028	76	78
7.000% due 10/15/2030	345	346

Ginnie Mae
6.500% due 05/15/2028 -04/15/2031	1,283	1,322

Total U.S. Government Agencies (Cost $870,559)		869,997

See Accompanying Notes	Annual Report	March 31, 2007	41

Schedule of Investments  Real Return Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY OBLIGATIONS 116.2%
Treasury Inflation Protected Securities (c)
0.875% due 04/15/2010	$1,246,338	$1,205,492
1.625% due 01/15/2015	336,678	323,316
1.875% due 07/15/2013	830,873	820,293
1.875% due 07/15/2015	762,588	745,698
2.000% due 01/15/2014	1,235,390	1,223,712
2.000% due 07/15/2014	449,037	444,828
2.000% due 01/15/2016	4,997	4,922
2.000% due 01/15/2026	557,394	529,916
2.375% due 04/15/2011	20,790	21,067
2.375% due 01/15/2017	25,796	26,186
2.375% due 01/15/2025	1,162,485	1,170,387
2.375% due 01/15/2027	189,462	191,082
2.500% due 07/15/2016	370,550	380,350
3.000% due 07/15/2012	1,536,601	1,611,151
3.375% due 01/15/2012	65,486	69,495
3.375% due 04/15/2032	26,343	32,128
3.500% due 01/15/2011	753,599	795,901
3.625% due 01/15/2008	409,322	415,701
3.625% due 04/15/2028	935,802	1,139,376
3.875% due 01/15/2009	463,442	480,513
3.875% due 04/15/2029	664,447	843,641
4.250% due 01/15/2010	646,333	687,511

U.S. Treasury Bonds
5.375% due 02/15/2031	22,200	23,674
6.250% due 08/15/2023	600	689
6.625% due 02/15/2027	23,700	28,755
7.625% due 02/15/2025	100	132
8.875% due 08/15/2017	12,100	16,184

U.S. Treasury Notes
3.875% due 09/15/2010	109,090	106,870
3.875% due 02/15/2013	13,200	12,754
4.000% due 11/15/2012	6,000	5,844
4.250% due 11/15/2013	4,400	4,319
4.500% due 02/28/2011	50,700	50,646
4.750% due 05/15/2014	93,700	94,575
4.875% due 04/30/2011	350,000	354,320

Total U.S. Treasury Obligations (Cost $13,812,180)		13,861,428

MORTGAGE-BACKED SECURITIES 1.1%
Banc of America Funding Corp.
4.620% due 02/20/2036	46,711	46,318

Bear Stearns Adjustable Rate Mortgage Trust
4.622% due 01/25/2034	4,306	4,330
4.776% due 01/25/2034	2,497	2,489
6.301% due 11/25/2030	525	525

Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035	2,987	2,977

Countrywide Home Loan Mortgage Pass-Through Trust
5.660% due 06/25/2035	13,859	13,833

GSR Mortgage Loan Trust
4.539% due 09/25/2035	36,335	35,980

Harborview Mortgage Loan Trust
5.560% due 03/19/2037	2,516	2,522
5.660% due 06/20/2035	1,639	1,645

Mellon Residential Funding Corp.
5.760% due 12/15/2030	755	758
5.810% due 10/20/2029	462	465

Merrill Lynch Floating Trust
5.390% due 06/15/2022	3,202	3,204

Washington Mutual, Inc.
4.229% due 03/25/2034	859	851
5.580% due 11/25/2045	9,794	9,830
5.642% due 02/27/2034	3,730	3,769

Total Mortgage-Backed Securities (Cost $129,315)		129,496

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES 1.1%
Ameriquest Mortgage Securities, Inc.
5.650% due 06/25/2034	$1,442	$1,443

Bear Stearns Asset-Backed Securities, Inc.
5.650% due 01/25/2036	2,408	2,409
5.770% due 03/25/2043	200	201

Chase Manhattan Auto Owner Trust
4.770% due 03/15/2008	352	352

Equity One Asset-Backed Securities, Inc.
5.620% due 04/25/2034	162	163

First NLC Trust
5.440% due 02/25/2036	3,619	3,621

Ford Credit Auto Owner Trust
5.405% due 09/15/2007	417	418

GSAMP Trust
5.440% due 12/25/2035	3,593	3,592

GSR Mortgage Loan Trust
5.420% due 11/25/2030	1,818	1,819

Indymac Residential Asset-Backed Trust
5.410% due 03/25/2036	2,467	2,469

IXIS Real Estate Capital Trust
5.380% due 08/25/2036	6,362	6,367

Lehman XS Trust
5.400% due 07/25/2046	12,910	12,917
5.410% due 05/25/2046	2,979	2,980

Long Beach Mortgage Loan Trust
5.380% due 04/25/2036	6,599	6,604
5.410% due 01/25/2036	3,854	3,857

MASTR Asset-Backed Securities Trust
5.400% due 01/25/2036	1,452	1,453

Merrill Lynch Mortgage Investors, Inc.
5.350% due 05/25/2037	14,062	14,071
5.380% due 04/25/2037	1,205	1,206
5.400% due 01/25/2037	2,709	2,711

Morgan Stanley ABS Capital I
5.390% due 03/25/2036	6,377	6,379

New Century Home Equity Loan Trust
5.390% due 08/25/2036	11,306	11,310

Residential Asset Securities Corp.
5.390% due 04/25/2036	1,402	1,404
5.390% due 07/25/2036	14,480	14,484
5.400% due 01/25/2036	3,925	3,928
5.410% due 01/25/2036	1,735	1,736
5.420% due 10/25/2035	132	132
5.420% due 11/25/2035	1,180	1,181

Residential Funding Mortgage Securities II, Inc.
5.460% due 09/25/2035	400	400

SACO I, Inc.
5.380% due 05/25/2036	5,586	5,589

SLC Student Loan Trust
5.325% due 12/15/2010	170	170

SLM Student Loan Trust
5.370% due 01/26/2015	1,384	1,385

Soundview Home Equity Loan Trust
5.380% due 12/25/2036	1,465	1,466
5.390% due 02/25/2036	209	209
5.390% due 03/25/2036	265	265
5.420% due 12/25/2035	1,410	1,411

Specialty Underwriting & Residential Finance
5.400% due 12/25/2036	5,756	5,760

Total Asset-Backed Securities (Cost $125,793)		125,862

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN CURRENCY-DENOMINATED ISSUES 2.1%
Canadian Government Bond
3.000% due 12/01/2036 (c)	CAD	20,518	$22,838
4.250% due 12/01/2021		2,636	3,014

France Government Bond
1.600% due 07/25/2011 (c)	EUR	6,333	8,326
1.600% due 07/25/2015 (c)		3,133	4,101
3.150% due 07/25/2032 (c)		6,695	10,966

General Electric Capital Corp.
4.625% due 09/15/2066		4,450	5,903
5.500% due 09/15/2066	GBP	12,450	24,007

Italy Buoni Poliennali Del Tesoro
2.150% due 09/15/2014 (c)	EUR	2,155	2,919
4.250% due 08/01/2014		1,700	2,290

New Zealand Government Bond CPI Linked Bond
4.500% due 02/15/2016	NZD	10,000	9,706

Pylon Ltd.
5.396% due 12/18/2008 (k)	EUR	21,850	29,474
7.796% due 12/18/2008		40,700	55,549

Sweden Government Bond
3.500% due 12/01/2028	SEK	9,600	2,039
4.000% due 12/01/2008		37,000	6,450

United Kingdom Gilt Inflation Linked Bond
2.000% due 01/26/2035	GBP	200	542
2.500% due 05/20/2009		12,200	61,203

Total Foreign Currency-Denominated Issues (Cost $229,642)			249,327

		SHARES
PREFERRED STOCKS 0.0%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		2,825	2,867

Total Preferred Stocks (Cost $2,903)			2,867

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 3.8%

CERTIFICATES OF DEPOSIT 2.4%
Abbey National Treasury Services PLC
5.270% due 07/02/2008		$119,600	119,646

Societe Generale NY
5.269% due 06/30/2008		162,900	162,956

			282,602

COMMERCIAL PAPER 0.4%
Cox Communications, Inc.
5.570% due 09/17/2007		18,200	18,200

Viacom, Inc.
5.594% due 05/29/2007		26,500	26,500

			44,700

REPURCHASE AGREEMENTS 0.6%
Lehman Brothers, Inc.
5.150% due 04/02/2007		70,000	70,000

(Dated 03/30/2007. Collateralized by U.S. Treasury Notes 4.625% due 11/15/2016 valued at $71,315. Repurchase proceeds are $70,030.)

42	PIMCO Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TRI-PARTY REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
4.900% due 04/02/2007	$5,136	$5,136

(Dated 03/30/2007. Collateralized by Federal Farm Credit Bank 5.400% due 04/01/2016 valued at $1,382; Federal Home Loan Bank 5.250% due 04/15/2016 valued at $339; and Fannie Mae 6.070% due 05/12/2016 valued at $3,522. Repurchase proceeds are $5,138.)

U.S. TREASURY BILLS 0.4%
4.941% due 05/31/2007 - 06/14/2007 (b)(d)(e)(g)	53,630	53,065

Total Short-Term Instruments (Cost $455,340)		455,503

PRINCIPAL AMOUNT (000S)	VALUE (000S)
PURCHASED OPTIONS (i) 0.1%
(Cost $3,000)	4,336

Total Investments (f) 137.1% (Cost $16,275,944)	$16,354,647

Written Options (j) (0.0%) (Premiums $5,303)	(7,289)

Other Assets and Liabilities (Net) (37.1%)	(4,422,223)

Net Assets 100.0%	$11,925,135

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $6,182 have been pledged as collateral for swap and swaption contracts on March 31, 2007.
(e)	Securities with an aggregate market value of $1,928 have been pledged as collateral for delayed-delivery securities on March 31, 2007.
(f)	As of March 31, 2007, portfolio securities with an aggregate value of $150,018 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(g)	Securities with an aggregate market value of $44,955 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	354	$43
90-Day Eurodollar December Futures	Short	12/2008	365	(146)
90-Day Eurodollar June Futures	Long	06/2007	1,023	(971)
90-Day Eurodollar June Futures	Short	06/2008	3,249	(161)
90-Day Eurodollar June Futures	Long	06/2009	609	586
90-Day Eurodollar March Futures	Short	03/2008	3,734	436
90-Day Eurodollar March Futures	Long	03/2009	609	586
90-Day Eurodollar September Futures	Long	09/2007	1,188	(144)
90-Day Eurodollar September Futures	Short	09/2008	2,445	(161)
Euro-Bund 10-Year Note June Futures	Short	06/2007	30	49
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 116.500	Short	06/2007	1,688	364
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 117.500	Short	06/2007	906	271
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 113.500	Short	06/2007	1,688	321
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 114.500	Short	06/2007	906	(192)
Japan Government 10-Year Bond June Futures	Long	06/2007	490	(548)
U.S. Treasury 5-Year Note June Futures	Long	06/2007	8,004	3,906
U.S. Treasury 10-Year Note June Futures	Long	06/2007	5,200	1,318
U.S. Treasury 30-Year Bond June Futures	Short	06/2007	8,305	12,162
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	2,954	(1,454)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	1,806	(812)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	2,500	(3,342)

				$12,111

(h)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	3Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%		09/20/2007	$20,000	$166
Bank of America	DR Horton, Inc. 5.375% due 06/15/2012	Buy	(0.750%	)	03/20/2012	4,000	107
Barclays Bank PLC	Vnesheconom 0.000% due 07/12/2009	Sell	0.650%		11/20/2008	11,000	62
Barclays Bank PLC	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%		12/20/2008	26,300	42
Barclays Bank PLC	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%		12/20/2008	7,000	1
Barclays Bank PLC	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.350%		12/20/2008	17,900	17

See Accompanying Notes	Annual Report	March 31, 2007	43

Schedule of Investments  Real Return Fund  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation
Barclays Bank PLC	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.330%		12/20/2008	$17,900	$27
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.780%		12/20/2008	17,900	109
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Buy	(0.850%	)	03/20/2008	31,000	138
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.510%		12/20/2008	36,500	75
Deutsche Bank AG	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.250%		12/20/2008	4,000	2
Deutsche Bank AG	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.325%		12/20/2008	19,000	27
Deutsche Bank AG	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.790%		12/20/2008	19,000	120
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.000%		06/20/2007	2,000	14
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.300%		09/20/2007	8,300	67
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%		09/20/2007	5,000	43
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.400%		06/20/2011	1,100	65
Goldman Sachs & Co.	Masco Corp. 5.875% due 07/15/2012	Buy	(0.500%	)	03/20/2012	8,000	59
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.750%		06/20/2007	2,000	16
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%		09/20/2007	3,600	30
HSBC Bank USA	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.280%		11/20/2007	14,000	19
HSBC Bank USA	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.240%		02/20/2008	18,000	4
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%		06/20/2007	2,000	23
JPMorgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%		06/20/2007	2,000	21
JPMorgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	6.400%		06/20/2007	1,500	23
Lehman Brothers, Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.200%		07/20/2007	7,000	4
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.500%		09/20/2007	2,700	24
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%		12/20/2008	4,000	1
Lehman Brothers, Inc.	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.320%		12/20/2008	4,000	1
Lehman Brothers, Inc.	Peru Government International Bond 9.125% due 02/21/2012	Sell	0.370%		12/20/2008	17,300	24
Lehman Brothers, Inc.	Centex Corp. 5.250% due 06/15/2015	Buy	(0.570%	)	03/20/2012	4,000	103
Lehman Brothers, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.670%		01/20/2017	5,700	12
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%		09/20/2007	3,600	31
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%		06/20/2007	2,000	22
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.250%		09/20/2007	5,000	39
Morgan Stanley	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%		12/20/2008	8,900	14
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%		09/20/2007	23,800	205
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.250%		09/20/2007	9,800	227
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.620%		06/20/2011	5,000	334

							$2,318

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010	AUD	53,500	$(64)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		209,600	(208)
JPMorgan Chase & Co.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		35,800	(45)
Royal Bank of Canada	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		21,900	(16)
HSBC Bank USA	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2025	CAD	7,000	(131)
JPMorgan Chase & Co.	3-Month Canadian Bank Bill	Receive	5.500%	12/16/2014		10,000	(123)
JPMorgan Chase & Co.	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2025		3,300	(5)
Merrill Lynch & Co., Inc.	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2025		9,000	(66)
Royal Bank of Canada	3-Month Canadian Bank Bill	Pay	5.500%	06/15/2035		97,200	(3,703)
UBS Warburg LLC	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2025		4,700	(9)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.040%	03/15/2010	EUR	50,000	965
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010		8,800	193
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		5,900	3
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	09/14/2010		60,000	1,238
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		52,200	1,149
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.040%	02/21/2011		33,900	526
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.988%	12/15/2011		72,600	348
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.983%	03/15/2012		5,200	4
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.150%	01/19/2016		75,000	1,473
Deutsche Bank AG	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.100%	03/13/2011		4,800	90
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.976%	12/15/2011		40,900	213
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		62,000	165
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		6,900	0
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.028%	10/15/2011		31,400	453
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.973%	12/15/2011		6,900	28
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		12,600	12

44	PIMCO Funds	See Accompanying Notes

March 31, 2007

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.353%	10/15/2016	EUR	30,000	$230
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		104,450	3,764
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		5,900	0
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		22,700	521
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.095%	10/15/2011		27,800	491
UBS Warburg LLC	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index	Receive	2.275%	10/15/2016		33,900	(135)
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.350%	10/15/2016		33,900	248
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2008	GBP	13,000	(138)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		277,600	(4,588)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		56,100	(2,986)
Barclays Bank PLC	United Kingdom RPI Index	Pay	3.100%	11/14/2016		40,000	(303)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		42,400	914
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		48,500	(477)
Credit Suisse First Boston	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		19,300	461
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.000%	09/15/2015		45,200	799
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		35,600	4,798
JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2008		27,000	(366)
UBS Warburg LLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2008		20,000	(208)
Morgan Stanley	6-Month JPY-LIBOR	Receive	0.100%	06/15/2007	JPY	2,200,000	29
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016	MXN	210,000	1,035
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.330%	02/14/2017		132,800	329
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		139,200	338
Barclays Bank PLC	6-Month SEK-LIBOR	Pay	4.500%	06/17/2008	SEK	168,000	295
JPMorgan Chase & Co.	6-Month SEK-LIBOR	Pay	4.500%	06/17/2008		46,000	70
Bank of America	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		$11,500	262
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/20/2027		46,000	(712)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		118,950	(116)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2012		41,500	(288)
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		235,600	901
BNP Paribas Bank	United States CPI Urban Consumers NSA Index	Pay	2.790%	10/07/2015		50,000	312
Citibank N.A.	3-Month USD-LIBOR	Pay	5.000%	06/20/2012		157,600	994
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		213,600	4,470
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		6,500	67
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/20/2021		114,500	(4,213)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/20/2026		146,500	(6,830)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		75,000	(2,840)
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		126,700	(124)
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		301,300	1,760
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		98,800	2,250
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		5,200	118
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		60,000	(1,516)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	06/20/2037		45,400	1,546
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2012		34,000	(237)
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		2,061,000	10,129
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		151,200	(142)
UBS Warburg LLC	3-Month USD-LIBOR	Receive	5.000%	12/20/2026		59,600	(2,787)

							$10,615

(i)	Purchased options outstanding on March 31, 2007:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	06/07/2007	$584,000	$2,570	$3,732
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Pay	5.250%	06/07/2007	117,000	430	747

							$3,000	$4,479

Straddle Options
Description	Counterparty	Exercise Price (2)	Expiration Date	Notional Amount	Cost (2)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Bank of America	0.000%	04/19/2007	$141,400	$0	$(85)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	0.000%	04/19/2007	159,900	0	(187)
Call & Put - OTC U.S. dollar versus Swiss franc Forward Delta Neutral Straddle	Royal Bank of Scotland Group PLC	0.000%	09/26/2007	59,800	0	129

					$0	$(143)

(2) Exercise price and final cost determined on a future date, based upon implied volatility parameters.

See Accompanying Notes	Annual Report	March 31, 2007	45

Schedule of Investments Real Return Fund (Cont.)	March 31, 2007

(j)	Written options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$ 108.000	05/25/2007	1,916	$718	$1,527
Call - CBOT U.S. Treasury 10-Year Note June Futures	110.000	05/25/2007	1,389	625	239
Put - CBOT U.S. Treasury 10-Year Note June Futures	105.000	05/25/2007	1,916	665	60
Put - CBOT U.S. Treasury 10-Year Note June Futures	107.000	05/25/2007	1,389	278	412

				$2,286	$2,238

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.340%	06/07/2007	$254,000	$2,583	$4,230
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Receive	5.325%	06/07/2007	51,000	434	821

							$3,017	$5,051

(k)	Restricted securities as of March 31, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Pylon Ltd.	5.396%	12/18/2008	12/11/2003 -11/14/2006	$26,616	$29,474	0.25%

(l)	Short sales outstanding on March 31, 2007:

Description	Coupon	Maturity Date	Principal Amount		Proceeds	Value (3)
Republic of Germany	5.625%	01/04/2028	EUR	8,400	$13,410	$13,501
U.S. Treasury Notes	3.125%	09/15/2008		$177,200	173,420	173,610
U.S. Treasury Notes	3.250%	08/15/2007		127,800	126,989	127,594
U.S. Treasury Notes	3.375%	02/15/2008		147,500	145,702	146,338
U.S. Treasury Notes	3.625%	05/15/2013		21,600	20,629	20,866
U.S. Treasury Notes	4.500%	02/15/2016		108,600	107,925	108,435
U.S. Treasury Notes	4.750%	05/15/2014		310,200	314,785	319,079
U.S. Treasury Notes	4.875%	08/15/2016		55,000	56,427	56,312

					$959,287	$965,735

(3) Market value includes $9,566 of interest payable on short sales.

(m)	Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	200	04/2007	$2	$0	$2
Buy	CAD	6,896	04/2007	30	0	30
Sell		42,475	04/2007	0	(496)	(496)
Buy	CHF	37,760	06/2007	12	0	12
Buy	CNY	427,717	09/2007	1,170	0	1,170
Buy		640,353	01/2008	1,008	0	1,008
Buy		942,305	03/2008	516	0	516
Sell	EUR	3,029	04/2007	0	(2)	(2)
Sell	GBP	70,687	04/2007	0	(843)	(843)
Buy	JPY	1,807,916	05/2007	414	0	414
Sell		2,941,161	05/2007	92	0	92
Sell	NZD	9,977	04/2007	0	(427)	(427)
Buy	PLN	4,834	04/2007	55	0	55
Sell		4,834	04/2007	0	(5)	(5)
Buy		4,834	09/2007	5	0	5
Buy	RUB	40,606	12/2007	12	0	12
Buy	SEK	25,497	06/2007	52	0	52
Sell		86,597	06/2007	0	(85)	(85)

				$3,368	$(1,858)	$1,510

46	PIMCO Funds	See Accompanying Notes

Schedule of Investments Short-Term Fund	March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.1%
HCA, Inc.
7.614% due 11/14/2013	$2,500	$2,524

Total Bank Loan Obligations (Cost $2,500)		2,524

CORPORATE BONDS & NOTES 21.6%

BANKING & FINANCE 13.2%
American Express Bank FSB
5.290% due 08/10/2007	4,000	4,000

American Express Credit Corp.
5.380% due 03/02/2009	900	901

American Honda Finance Corp.
5.350% due 08/05/2008	3,100	3,101

American International Group, Inc.
5.350% due 06/23/2008	6,300	6,300
5.400% due 01/29/2010	26,800	26,831

Bank of America N.A.
5.350% due 12/18/2008	2,600	2,599
5.360% due 07/25/2008	400	400

Bank of Ireland
5.360% due 12/19/2008	12,800	12,810
5.400% due 12/18/2009	5,200	5,205

Bank of Scotland
5.860% due 11/22/2012	2,000	2,006

Bear Stearns Cos., Inc.
5.450% due 02/23/2010	17,200	17,208

Calabash Re II Ltd.
16.255% due 01/08/2010	2,300	2,401

CIT Group, Inc.
5.510% due 01/30/2009	17,100	17,129
5.600% due 11/23/2007	75	75

Citigroup, Inc.
5.388% due 12/26/2008	9,700	9,708
5.400% due 01/30/2009	31,900	31,917
5.410% due 05/02/2008	5,300	5,307

Ford Motor Credit Co.
6.180% due 09/28/2007	2,000	2,000
7.250% due 10/25/2011	3,300	3,210

General Electric Capital Corp.
5.420% due 05/10/2010	16,500	16,512
5.420% due 10/06/2010	13,800	13,802
5.430% due 08/15/2011	1,300	1,300

Goldman Sachs Group, Inc.
5.390% due 12/23/2008	900	900
5.440% due 12/22/2008	5,200	5,208
5.440% due 06/23/2009	41,910	41,930
5.650% due 06/28/2010	5,260	5,291
5.690% due 07/23/2009	1,000	1,006

HSBC Finance Corp.
5.300% due 08/15/2007	3,300	3,300
5.400% due 05/10/2007	8,380	8,381
5.420% due 10/21/2009	5,000	5,002
5.435% due 03/12/2010	3,200	3,202
5.485% due 09/15/2008	10,280	10,303
5.488% due 12/05/2008	1,600	1,604
5.640% due 11/16/2009	4,000	4,023

ING Security Life Institutional Funding
5.440% due 01/14/2008	21,000	21,016

Lehman Brothers Holdings, Inc.
5.370% due 11/24/2008	700	700
5.385% due 07/19/2007	8,100	8,104
5.560% due 12/23/2010	9,700	9,725

MBNA Corp.
5.790% due 05/05/2008	6,320	6,352

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MBNA Europe Funding PLC
5.430% due 09/07/2007	$22,900	$22,913

Merrill Lynch & Co., Inc.
5.610% due 02/06/2009	2,660	2,670

Morgan Stanley
5.470% due 02/09/2009	12,100	12,116

National Australia Bank Ltd.
5.360% due 10/01/2008	2,000	2,001
5.380% due 09/11/2009	8,900	8,911

Rabobank Nederland
5.360% due 04/06/2009	6,700	6,706
5.380% due 01/15/2009	14,800	14,812

Redwood Capital IX Ltd.
11.614% due 01/09/2008	2,000	2,020

Royal Bank of Scotland Group PLC
5.370% due 04/11/2008	4,100	4,105

Santander U.S. Debt S.A. Unipersonal
5.410% due 09/19/2008	6,000	6,011
5.420% due 02/06/2009	19,200	19,235

SLM Corp.
5.440% due 01/25/2008	2,000	2,002

Ventas Realty LP
6.750% due 06/01/2010	4,960	5,121
8.750% due 05/01/2009	2,000	2,130

Vita Capital III Ltd.
6.466% due 01/01/2011	2,200	2,203

VTB Capital S.A. for Vneshtorgbank
5.960% due 08/01/2008	17,200	17,230

Wachovia Bank N.A.
5.320% due 10/03/2008 (b)	10,400	10,397
5.360% due 02/23/2009	25,000	24,990
5.390% due 03/23/2009	3,300	3,301

Williams Cos., Inc. Credit Linked Certificate Trust
6.750% due 04/15/2009	1,000	1,025

World Savings Bank FSB
5.400% due 06/20/2008	2,000	2,002

		492,670

INDUSTRIALS 4.8%
Albertson’s, Inc.
6.950% due 08/01/2009	2,100	2,169

Comcast Corp.
5.660% due 07/14/2009	2,100	2,104

ConocoPhillips
5.360% due 04/11/2007	3,800	3,800

CSC Holdings, Inc.
7.250% due 07/15/2008	300	306

DaimlerChrysler N.A. Holding Corp.
5.690% due 03/13/2009	3,800	3,809
5.820% due 09/10/2007	24,800	24,841

Dex Media East LLC
9.875% due 11/15/2009	1,500	1,571

EchoStar DBS Corp.
5.750% due 10/01/2008	3,500	3,513
6.375% due 10/01/2011	5,800	5,851

El Paso Corp.
6.500% due 06/01/2008	3,000	3,038
7.625% due 08/16/2007	10,000	10,115

Enterprise Products Operating LP
4.000% due 10/15/2007	2,260	2,244

Equistar Chemicals LP
10.125% due 09/01/2008	1,000	1,058

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Fresenius Medical Care Capital Trust
7.875% due 06/15/2011	$1,525	$1,609

General Mills, Inc.
5.490% due 01/22/2010	8,000	8,011

Historic TW, Inc.
8.180% due 08/15/2007	5,381	5,427

HJ Heinz Co.
6.428% due 12/01/2008	13,500	13,739

Intelsat Bermuda Ltd.
5.250% due 11/01/2008	1,500	1,483

JC Penney Corp., Inc.
6.500% due 12/15/2007	5,953	5,989

Mandalay Resort Group
6.500% due 07/31/2009	1,500	1,524
10.250% due 08/01/2007	400	407

MGM Mirage
9.750% due 06/01/2007	3,300	3,333

Mirage Resorts, Inc.
6.750% due 08/01/2007	3,530	3,552
6.750% due 02/01/2008	1,000	1,010

Owens Brockway Glass Container, Inc.
8.750% due 11/15/2012	1,000	1,057
8.875% due 02/15/2009	4,300	4,407

RH Donnelley, Inc.
10.875% due 12/15/2012	3,000	3,255

Royal Caribbean Cruises Ltd.
7.000% due 10/15/2007	7,890	7,966

Service Corp. International
6.500% due 03/15/2008	8,975	9,065
7.700% due 04/15/2009	1,400	1,463

Southern Natural Gas Co.
6.125% due 09/15/2008	1,730	1,756
6.700% due 10/01/2007	4,136	4,180

Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007	900	901

Sungard Data Systems, Inc.
3.750% due 01/15/2009	3,400	3,281

Transcontinental Gas Pipe Line Corp.
6.640% due 04/15/2008	1,650	1,654

Transocean, Inc.
5.548% due 09/05/2008	4,500	4,507

Trinity Industries Leasing Co.
7.755% due 02/15/2009	1,896	1,956

Wal-Mart Stores, Inc.
5.250% due 06/16/2008	6,500	6,498

Williams Cos., Inc.
6.375% due 10/01/2010	7,000	7,131

Xerox Corp.
6.100% due 12/18/2009	2,000	2,023
9.750% due 01/15/2009	6,415	6,912

		178,515

UTILITIES 3.6%
AT&T, Inc.
5.460% due 02/05/2010	11,900	11,917
5.570% due 11/14/2008	2,000	2,007

BellSouth Corp.
5.460% due 08/15/2008	1,400	1,401

CMS Energy Corp.
7.500% due 01/15/2009	10,475	10,802
8.900% due 07/15/2008	3,300	3,440
9.875% due 10/15/2007	4,100	4,208

See Accompanying Notes	Annual Report	March 31, 2007	47

Schedule of Investments  Short-Term Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Dominion Resources, Inc.
5.650% due 09/28/2007	$14,000	$14,007

Edison Mission Energy
7.730% due 06/15/2009	400	416

Entergy Gulf States, Inc.
3.600% due 06/01/2008	5,635	5,525
6.090% due 12/08/2008	9,600	9,628

Florida Power Corp.
5.760% due 11/14/2008	17,400	17,406

Midwest Generation LLC
8.300% due 07/02/2009	9,102	9,354

Ohio Edison Co.
4.000% due 05/01/2008	22,678	22,379

PSEG Energy Holdings LLC
8.625% due 02/15/2008	817	837

Public Service Enterprise Group, Inc.
5.725% due 09/21/2008	4,800	4,807

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	3,400	3,434

Qwest Corp.
5.625% due 11/15/2008	5,000	5,025

SEMCO Energy, Inc.
7.125% due 05/15/2008	400	405

TXU Electric Delivery Co.
5.725% due 09/16/2008	2,300	2,301

TXU Energy Co. LLC
5.850% due 09/16/2008	3,900	3,901

		133,200

Total Corporate Bonds & Notes (Cost $803,252)		804,385

U.S. GOVERNMENT AGENCIES 18.2%
Fannie Mae
3.500% due 04/25/2011	814	810
3.625% due 07/01/2034	82	82
3.747% due 06/01/2034	59	60
4.618% due 09/01/2035	1,246	1,244
4.800% due 11/01/2035	1,919	1,910
5.000% due 01/25/2017 - 04/01/2037	4,446	4,309
5.044% due 01/01/2036	618	622
5.380% due 12/25/2036	1,335	1,334
5.450% due 03/25/2036	890	892
5.470% due 08/25/2034	1,842	1,844
5.474% due 01/01/2032	1,489	1,502
5.500% due 02/01/2014	1,582	1,593
5.608% due 11/01/2025	27	27
5.620% due 03/25/2036	4,735	4,735
5.623% due 05/01/2036	18,064	18,267
5.627% due 05/01/2036	331	334
5.640% due 02/01/2018	33	33
5.646% due 05/01/2021 - 04/01/2029	327	330
5.670% due 09/25/2042 - 03/25/2044	3,137	3,144
5.770% due 10/25/2030	8	9
5.884% due 12/01/2036	225	227
5.898% due 12/01/2036	234	237
5.920% due 10/25/2017	402	408
6.000% due 02/25/2008 - 05/01/2037	350,636	353,317
6.095% due 07/01/2029	328	330
6.133% due 06/01/2043 - 10/01/2044	24,863	25,193
6.500% due 11/01/2008 - 10/25/2042	1,301	1,329
6.500% due 10/25/2023 (a)	52	4
7.000% due 03/01/2013	58	60

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
7.095% due 08/01/2026	$19	$19
7.140% due 08/01/2029	2,364	2,394
7.219% due 12/01/2040	781	793
7.500% due 10/01/2023	38	38
8.929% due 06/25/2032	920	962

Federal Home Loan Bank
2.620% due 04/23/2007	2,390	2,386
3.500% due 05/13/2008 - 12/12/2008	3,135	3,071
4.000% due 07/30/2008 - 04/20/2009	51,400	50,604
4.020% due 06/30/2009	2,000	1,966
4.150% due 01/12/2009	1,950	1,924
4.250% due 09/26/2008	2,600	2,577
4.330% due 03/16/2010	2,500	2,465
4.400% due 02/08/2010	22,340	22,024
4.500% due 06/22/2010	12,400	12,295
5.500% due 03/02/2009	11,300	11,300

Federal Housing Administration
7.350% due 04/01/2019	176	178
7.430% due 09/01/2022	86	87
7.435% due 02/01/2019	207	209

Freddie Mac
3.000% due 12/15/2021	1,100	1,086
4.000% due 11/15/2022	6,461	6,391
4.250% due 04/05/2007	58,000	57,995
4.500% due 08/15/2027	6,848	6,826
5.000% due 01/15/2018	532	530
5.500% due 05/01/2013 - 08/01/2014	6,957	7,002
5.720% due 06/15/2031	520	522
6.133% due 10/25/2044 - 02/25/2045	14,786	14,905
6.333% due 07/25/2044	18,753	18,965
6.412% due 10/15/2007	6	6
6.500% due 08/15/2008 - 07/25/2043	2,101	2,106

Ginnie Mae
5.000% due 02/20/2032	1,264	1,274
5.250% due 03/20/2029 - 03/20/2030	1,373	1,385
5.375% due 05/20/2021 - 05/20/2030	6,926	7,005
5.500% due 08/20/2029 - 09/20/2029	3,831	3,870
5.625% due 02/20/2019	30	30
5.750% due 07/20/2022 - 09/20/2027	810	819
5.820% due 02/16/2030	78	79
5.970% due 02/16/2030	230	233
6.000% due 01/15/2032 - 03/20/2032	6,218	6,251
6.125% due 10/20/2017 - 10/20/2027	1,280	1,296
6.270% due 03/20/2031	267	270
7.500% due 02/20/2030	203	210
8.000% due 12/15/2030 - 03/15/2032	227	240
8.500% due 06/20/2027	193	207

Small Business Administration
7.540% due 08/10/2009	165	171

Total U.S. Government Agencies (Cost $678,574)		679,152

U.S. TREASURY OBLIGATIONS 0.4%
U.S. Treasury Notes
3.875% due 09/15/2010	12,735	12,476
5.125% due 06/30/2011	2,900	2,965

Total U.S. Treasury Obligations (Cost $15,366)		15,441

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MORTGAGE-BACKED SECURITIES 9.9%
American Home Mortgage Investment Trust
4.290% due 10/25/2034	$3,097	$3,050

Arkle Master Issuer PLC
5.300% due 11/19/2007	5,300	5,302

Arran Residential Mortgages Funding PLC
5.340% due 04/12/2036	3,875	3,875

Banc of America Funding Corp.
4.620% due 02/20/2036	10,372	10,284
5.380% due 01/25/2037	665	666

Banc of America Mortgage Securities, Inc.
6.500% due 09/25/2033	1,359	1,374
7.325% due 07/20/2032	355	360

Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 10/25/2035	31,586	31,297
6.301% due 11/25/2030	525	525

Bear Stearns Alt-A Trust
5.480% due 02/25/2034	3,185	3,187
5.830% due 11/25/2036	6,230	6,290

Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	800	808

Bear Stearns Mortgage Funding Trust
5.390% due 02/25/2037	9,212	9,216

Countrywide Alternative Loan Trust
5.500% due 02/20/2047	10,901	10,885
5.500% due 05/25/2047	8,200	8,189
5.600% due 02/25/2037	6,410	6,415

Countrywide Home Loan Mortgage Pass-Through Trust
3.897% due 11/19/2033	269	263
5.550% due 05/25/2035	214	214
5.590% due 05/25/2034	127	127
5.660% due 06/25/2035	15,905	15,874
6.833% due 07/19/2031	10	10

CS First Boston Mortgage Securities Corp.
5.952% due 03/25/2032	72	72

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.390% due 01/25/2047	2,287	2,289
5.400% due 02/25/2037	3,436	3,439

First Republic Mortgage Loan Trust
5.620% due 08/15/2032	10,552	10,589
5.640% due 06/25/2030	1,235	1,228
5.670% due 11/15/2031	639	642

Greenpoint Mortgage Funding Trust
5.400% due 10/25/2046	11,032	11,040
5.400% due 01/25/2047	8,362	8,365

Greenwich Capital Acceptance, Inc.
7.978% due 06/25/2024	16	16

GSR Mortgage Loan Trust
4.539% due 09/25/2035	11,118	11,009

GSRPM Mortgage Loan Trust
5.720% due 11/25/2031	3,621	3,628

Harborview Mortgage Loan Trust
5.450% due 04/19/2038	3,238	3,234
5.540% due 05/19/2035	3,059	3,064
5.560% due 03/19/2037	10,232	10,257

Impac Secured Assets CMN Owner Trust
5.400% due 01/25/2037	4,847	4,851

Indymac ARM Trust
6.663% due 01/25/2032	5	5
6.798% due 01/25/2032	13	13

Indymac Index Mortgage Loan Trust
5.410% due 11/25/2046	4,265	4,267

MASTR Asset Securitization Trust
5.500% due 09/25/2033	1,751	1,720

48	PIMCO Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MASTR Seasoned Securities Trust
6.205% due 09/25/2017	$742	$760

Mellon Residential Funding Corp.
5.760% due 12/15/2030	3,557	3,572
5.810% due 10/20/2029	5,772	5,810

Merrill Lynch Floating Trust
5.390% due 06/15/2022	3,469	3,471

MLCC Mortgage Investors, Inc.
5.700% due 03/15/2025	842	845

Morgan Stanley Capital I
5.380% due 10/15/2020	15,053	15,053

Residential Accredit Loans, Inc.
5.620% due 08/25/2035	2,817	2,822
6.343% due 09/25/2045	1,033	1,041

Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	341	344

Sequoia Mortgage Funding Co.
0.800% due 10/21/2008 (a)	32,346	128

Sequoia Mortgage Trust
5.670% due 07/20/2033	7,357	7,387
5.700% due 10/20/2027	3,154	3,159

Structured Asset Mortgage Investments, Inc.
5.450% due 03/25/2037	6,656	6,651
5.540% due 05/25/2036	13,724	13,747
5.650% due 09/19/2032	156	157
5.670% due 03/19/2034	1,428	1,431

Structured Asset Securities Corp.
5.331% due 10/25/2035	2,224	2,217
6.037% due 02/25/2032	407	406
6.150% due 07/25/2032	744	751

TBW Mortgage-Backed Pass-Through Certificates
5.430% due 01/25/2037	7,698	7,706

Thornburg Mortgage Securities Trust
5.430% due 12/25/2036	10,890	10,888
5.440% due 04/25/2036	2,100	2,097

Wachovia Bank Commercial Mortgage Trust
5.410% due 09/15/2021	12,296	12,303
5.681% due 04/15/2034	767	770

Washington Mutual MSC Mortgage Pass-Through Certificates
5.385% due 02/25/2033	673	671

Washington Mutual, Inc.
5.111% due 10/25/2032	1,572	1,568
5.400% due 06/25/2046	399	400
5.510% due 04/25/2045	225	226
5.590% due 12/25/2027	9,482	9,487
5.610% due 10/25/2045	556	558
5.640% due 12/25/2027	4,707	4,710
5.663% due 01/25/2047	1,222	1,223
5.743% due 12/25/2046	4,337	4,349
5.896% due 08/25/2046	16,436	16,522
5.957% due 09/25/2036	174	175
5.983% due 02/25/2046	7,251	7,272
6.183% due 11/25/2042	2,104	2,115
6.383% due 06/25/2042	3,380	3,385
6.383% due 08/25/2042	3,008	3,019
6.433% due 12/25/2046	2,667	2,667

Wells Fargo Mortgage-Backed Securities Trust
3.988% due 12/25/2034	9,988	9,799

Total Mortgage-Backed Securities (Cost $369,739)		369,601

ASSET-BACKED SECURITIES 10.4%
Accredited Mortgage Loan Trust
5.370% due 02/25/2037	1,902	1,903
5.480% due 09/25/2035	2,000	2,002

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ACE Securities Corp.
5.370% due 12/25/2036	$1,738	$1,739
5.390% due 12/25/2035	1,354	1,355
5.400% due 02/25/2036	439	439
5.450% due 10/25/2036	2,100	2,100

Advanta Mortgage Loan Trust
5.695% due 11/25/2029	85	85

Aegis Asset-Backed Securities Trust
5.430% due 10/25/2035	3	3

American Express Credit Account Master Trust
5.320% due 01/18/2011	2,300	2,299

Ameriquest Mortgage Securities, Inc.
5.400% due 03/25/2036	65	65

Amortizing Residential Collateral Trust
5.610% due 07/25/2032	14	14
5.670% due 10/25/2031	704	704
5.670% due 08/25/2032	126	126

Argent Securities, Inc.
5.380% due 05/25/2036	238	238
5.390% due 04/25/2036	952	952
5.400% due 03/25/2036	1,275	1,276

Asset-Backed Funding Certificates
5.380% due 11/25/2036	2,375	2,376
5.380% due 01/25/2037	4,797	4,799

Asset-Backed Securities Corp. Home Equity
5.370% due 11/25/2036	1,044	1,045
5.380% due 03/25/2036	73	73
5.430% due 11/25/2035	108	108

Bank One Issuance Trust
5.430% due 12/15/2010	2,000	2,004

Bear Stearns Asset-Backed Securities, Inc.
5.370% due 11/25/2036	599	598
5.390% due 12/25/2036	1,857	1,857
5.400% due 12/25/2035	37	37
5.400% due 10/25/2036	626	626
5.410% due 04/25/2036	447	447
5.570% due 06/25/2035	67	67
5.650% due 10/25/2032	1,601	1,604
5.720% due 10/27/2032	103	104
5.770% due 03/25/2043	1,734	1,738

Brazos Student Finance Corp.
6.020% due 06/01/2023	2,097	2,108

Capital One Auto Finance Trust
5.340% due 12/14/2007	2,167	2,169

Carrington Mortgage Loan Trust
5.360% due 05/25/2036	250	250
5.640% due 10/25/2035	4,100	4,110

Centex Home Equity
5.490% due 03/25/2035	99	99
5.720% due 10/25/2030	709	710

Chase Credit Card Master Trust
5.430% due 02/15/2011	3,700	3,710

Chase Manhattan Auto Owner Trust
4.770% due 03/15/2008	495	495

CIT Group Home Equity Loan Trust
5.590% due 06/25/2033	101	101

Citibank Credit Card Issuance Trust
5.460% due 01/15/2010	1,040	1,042

Citibank Master Trust
5.540% due 04/16/2013	700	702

Citigroup Mortgage Loan Trust, Inc.
5.360% due 12/25/2036	2,262	2,263
5.370% due 11/25/2036	507	508
5.380% due 01/25/2037	1,925	1,926
5.390% due 01/25/2037	4,949	4,946
5.400% due 12/25/2035	1,486	1,487
5.530% due 02/25/2035	18	18

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Countrywide Asset-Backed Certificates
5.370% due 05/25/2037	$12,748	$12,765
5.370% due 07/25/2037	4,125	4,127
5.370% due 03/25/2047	404	405
5.380% due 03/25/2037	422	422
5.380% due 09/25/2046	359	359
5.390% due 06/25/2036	890	890
5.390% due 07/25/2036	218	218
5.390% due 08/25/2036	197	197
5.390% due 09/25/2036	422	423
5.390% due 06/25/2037	1,975	1,976
5.400% due 06/25/2037	3,742	3,744
5.420% due 08/25/2037	11,400	11,382
5.420% due 09/25/2037	5,000	5,001
5.450% due 07/25/2036	921	922
5.480% due 02/25/2036	1,505	1,506
5.490% due 11/25/2035	90	90
5.510% due 06/25/2036	1,100	1,101
5.590% due 06/25/2035	25	25
5.800% due 12/25/2031	105	105
6.060% due 05/25/2032	183	183

Countrywide Home Equity Loan Trust
5.460% due 01/15/2037	281	281

Credit-Based Asset Servicing & Securitization LLC
5.380% due 11/25/2036	440	441
5.410% due 12/25/2037	3,371	3,369
5.580% due 12/25/2035	21	21

DaimlerChrysler Auto Trust
5.329% due 12/08/2007	1,038	1,039

Delta Funding Home Equity Loan Trust
6.140% due 09/15/2029	44	44

EMC Mortgage Loan Trust
5.690% due 05/25/2040	213	213

Equity One Asset-Backed Securities, Inc.
5.620% due 04/25/2034	627	629

FBR Securitization Trust
5.440% due 10/25/2035	23	23

First Franklin Mortgage Loan Asset-Backed Certificates
5.350% due 05/25/2036	5,614	5,618
5.360% due 01/25/2038	3,792	3,794
5.370% due 11/25/2036	6,956	6,960
5.370% due 12/25/2036	354	354
5.390% due 01/25/2036	401	401
5.390% due 12/25/2037	1,973	1,974
5.410% due 01/25/2036	2,582	2,584
5.690% due 12/25/2034	857	859

First NLC Trust
5.440% due 02/25/2036	529	529

Fremont Home Loan Trust
5.370% due 10/25/2036	2,570	2,570
5.380% due 04/25/2036	35	35
5.380% due 01/25/2037	2,763	2,762

GSAMP Trust
5.390% due 01/25/2036	2,876	2,878
5.390% due 10/25/2036	1,871	1,872
5.390% due 12/25/2036	3,153	3,154
5.410% due 11/25/2035	782	782
5.420% due 01/25/2047	3,464	3,466
5.430% due 11/25/2035	102	102
5.440% due 12/25/2035	445	444
5.610% due 03/25/2034	94	94
5.960% due 07/25/2032	14	14

Home Equity Asset Trust
5.400% due 05/25/2036	792	793

Home Equity Mortgage Trust
5.410% due 05/25/2036	35	35

Honda Auto Receivables Owner Trust
5.322% due 03/18/2008	3,717	3,720

See Accompanying Notes	Annual Report	March 31, 2007	49

Schedule of Investments  Short-Term Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
HSBC Asset Loan Obligation
5.380% due 12/25/2036	$3,736	$3,735

HSI Asset Securitization Corp. Trust
5.370% due 12/25/2036	13,860	13,867
5.400% due 12/25/2035	985	986

Indymac Residential Asset-Backed Trust
5.380% due 04/25/2037	2,394	2,394
5.410% due 03/25/2036	2,710	2,712

Irwin Home Equity
5.860% due 07/25/2032	443	444

JPMorgan Mortgage Acquisition Corp.
5.370% due 07/25/2036	2,566	2,567
5.370% due 08/25/2036	334	335
5.370% due 10/25/2036	3,339	3,338

Lehman XS Trust
5.390% due 05/25/2046	1,818	1,819
5.400% due 08/25/2046	1,530	1,531
5.400% due 11/25/2046	2,811	2,813
5.410% due 05/25/2046	65	65

Long Beach Mortgage Loan Trust
5.350% due 06/25/2036	1,056	1,057
5.360% due 11/25/2036	1,188	1,189
5.380% due 04/25/2036	74	74
5.390% due 03/25/2036	970	970
5.400% due 02/25/2036	555	555
5.410% due 01/25/2036	927	927
5.520% due 11/25/2034	201	202
5.600% due 10/25/2034	2,537	2,542
6.020% due 03/25/2032	117	119

MASTR Asset-Backed Securities Trust
5.370% due 11/25/2036	2,663	2,665
5.370% due 01/25/2037	2,653	2,654
5.380% due 11/25/2036	453	453
5.400% due 01/25/2036	2,069	2,070
5.430% due 11/25/2035	2,704	2,706

MBNA Credit Card Master Note Trust
5.420% due 12/15/2011	2,000	2,006
5.440% due 08/16/2010	1,700	1,703

Merrill Lynch Mortgage Investors, Inc.
5.350% due 05/25/2037	744	745
5.350% due 06/25/2037	886	887
5.390% due 08/25/2036	11,935	11,934
5.390% due 02/25/2037	576	576
5.400% due 01/25/2037	2,043	2,045
5.400% due 09/25/2037	265	265

Morgan Stanley ABS Capital I
5.350% due 06/25/2036	1,005	1,006
5.360% due 06/25/2036	1,797	1,798
5.360% due 09/25/2036	161	161
5.360% due 10/25/2036	2,104	2,105
5.360% due 01/25/2037	3,500	3,501
5.370% due 10/25/2036	2,620	2,621
5.370% due 11/25/2036	7,214	7,218
5.420% due 09/25/2036	125	125

Morgan Stanley Capital I
5.390% due 02/25/2036	3,058	3,061

Morgan Stanley Home Equity Loans
5.370% due 12/25/2036	2,704	2,706

Morgan Stanley IXIS Real Estate Capital Trust
5.370% due 11/25/2036	2,402	2,404

Nationstar Mortgage LLC
5.380% due 03/25/2037	1,950	1,952

Nelnet Student Loan Trust
5.146% due 09/25/2012	1,985	1,984
5.320% due 10/27/2014	179	179

New Century Home Equity Loan Trust
5.380% due 05/25/2036	2,419	2,420
5.390% due 08/25/2036	560	560
5.440% due 10/25/2035	27	27

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Nissan Auto Lease Trust
5.347% due 12/14/2007	$952	$953

Option One Mortgage Loan Trust
5.360% due 02/25/2037	334	334
5.370% due 07/25/2036	1,530	1,531
5.370% due 01/25/2037	5,800	5,803
5.860% due 06/25/2032	85	85
5.860% due 08/25/2032	450	450

Park Place Securities, Inc.
5.480% due 09/25/2035	3	3
5.580% due 09/25/2035	1,278	1,280

Quest Trust
5.880% due 06/25/2034	613	614

Renaissance Home Equity Loan Trust
5.680% due 11/25/2034	159	159
5.760% due 08/25/2033	1,231	1,234
5.820% due 12/25/2033	239	241

Residential Asset Mortgage Products, Inc.
5.400% due 01/25/2036	2,791	2,793
5.400% due 02/25/2036	1,155	1,156
5.420% due 05/25/2035	41	41
5.420% due 08/25/2046	1,164	1,165
5.880% due 06/25/2032	12	12

Residential Asset Securities Corp.
5.360% due 06/25/2036	1,763	1,764
5.380% due 01/25/2037	880	880
5.390% due 03/25/2036	1,046	1,047
5.390% due 04/25/2036	1,082	1,083
5.390% due 11/25/2036	11,811	11,819
5.390% due 02/25/2037	1,961	1,962
5.400% due 01/25/2036	698	699
5.410% due 01/25/2036	1,157	1,158
5.420% due 10/25/2035	90	90
5.430% due 10/25/2035	338	339
5.430% due 04/25/2037	3,000	3,001
5.510% due 05/25/2034	72	73

Residential Funding Mortgage Securities II, Inc.
5.460% due 09/25/2035	246	246

SACO I, Inc.
5.380% due 05/25/2036	1,417	1,418
5.400% due 04/25/2036	105	106
5.420% due 01/25/2036	8	8

Salomon Brothers Mortgage Securities VII
5.620% due 03/25/2032	225	226

Securitized Asset-Backed Receivables LLC Trust
5.360% due 01/25/2037	1,652	1,653
5.380% due 03/25/2036	421	421

SG Mortgage Securities Trust
5.420% due 10/25/2035	169	169

SLM Student Loan Trust
3.800% due 12/15/2038	3,800	3,709
5.316% due 10/27/2014	5,100	5,103
5.326% due 04/25/2014	6,400	6,405
5.330% due 07/25/2013	2,199	2,201

Soundview Home Equity Loan Trust
5.360% due 11/25/2036	760	760
5.380% due 12/25/2036	1,465	1,466
5.390% due 02/25/2036	224	224
5.390% due 03/25/2036	223	223
5.390% due 05/25/2036	569	569
5.400% due 01/25/2037	3,947	3,949
5.430% due 11/25/2035	405	405

Specialty Underwriting & Residential Finance
5.350% due 06/25/2037	1,479	1,480
5.365% due 11/25/2037	334	334
5.380% due 01/25/2038	2,042	2,042
5.400% due 12/25/2036	901	902
5.660% due 01/25/2034	85	85

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Structured Asset Investment Loan Trust
5.370% due 07/25/2036		$385	$385
5.410% due 07/25/2035		22	22

Structured Asset Securities Corp.
4.900% due 04/25/2035		4,885	4,727
5.400% due 01/25/2037		1,730	1,731
5.420% due 07/25/2035		139	139
5.420% due 01/25/2037		756	755
5.450% due 12/25/2035		110	110
5.610% due 01/25/2033		1,637	1,640

USAA Auto Owner Trust
5.310% due 03/16/2009		4,800	4,803

Wachovia Auto Owner Trust
4.820% due 02/20/2009		2,546	2,546

Washington Mutual Asset-Backed Certificates
5.370% due 01/25/2037		3,458	3,460
5.390% due 04/25/2036		363	363

Wells Fargo Home Equity Trust
5.370% due 01/25/2037		1,759	1,760
5.420% due 03/25/2037		1,000	1,000
5.430% due 11/25/2035		3,825	3,827
5.560% due 10/25/2035		17,900	17,923

Total Asset-Backed Securities (Cost $386,906)			386,964

FOREIGN CURRENCY-DENOMINATED ISSUES 0.5%
Atlas Reinsurance PLC
7.717% due 01/10/2010	EUR	2,300	3,125

BTM Curacao Holdings NV
1.195% due 11/29/2049	JPY	100,000	849

Mizuho Bank Ltd.
1.432% due 12/31/2049		700,000	6,000

Sumitomo Mitsui Banking Corp.
1.151% due 06/29/2049	JPY	600,000	5,196
1.514% due 11/26/2049		200,000	1,720
1.744% due 12/31/2049		100,000	857

Total Foreign Currency-Denominated Issues (Cost $17,400)			17,747

		SHARES
PREFERRED STOCKS 0.3%
DG Funding Trust
7.600% due 12/31/2049		328	3,462

Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		7,021	7,126

Total Preferred Stocks (Cost $10,697)			10,588

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 43.4%

CERTIFICATES OF DEPOSIT 10.0%
Abbey National Treasury Services PLC
5.270% due 07/02/2008		$8,300	8,303

Bank of Ireland
5.400% due 01/15/2010		16,800	16,800

Barclays Bank PLC
5.281% due 03/17/2008		30,100	30,104

BNP Paribas
5.262% due 07/03/2008		29,300	29,289

Calyon Financial, Inc.
5.340% due 01/16/2009		16,400	16,400

50	PIMCO Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Citizens Bank of Massachusetts
5.320% due 05/09/2007	$79,100	$79,100

Countrywide Bank N.A.
5.320% due 04/25/2007	3,800	3,800

Dexia S.A.
5.270% due 09/29/2008	18,500	18,505

Fortis Bank NY
5.265% due 04/28/2008	4,114	4,119
5.265% due 06/30/2008	21,000	21,007
5.300% due 09/30/2008	1,700	1,700

HSBC Bank USA N.A.
5.426% due 07/28/2008	1,200	1,202

Royal Bank of Canada
5.227% due 06/30/2008	30,600	30,632

Royal Bank of Scotland Group PLC
5.262% due 07/03/2008	24,000	24,000
5.265% due 03/26/2008	9,000	8,999

Skandinav Enskilda BK
5.340% due 08/21/2008	2,700	2,699
5.350% due 02/13/2009	28,000	28,016

Societe Generale NY
5.269% due 06/30/2008	5,400	5,402
5.270% due 03/25/2008	34,680	34,680
5.271% due 06/30/2008	8,400	8,403

Unicredito Italiano NY
5.360% due 05/29/2008	1,500	1,501

		374,661

COMMERCIAL PAPER 30.9%
Abbey National N.A. LLC
5.220% due 06/11/2007	74,600	74,018
5.225% due 06/11/2007	2,400	2,376
5.230% due 06/11/2007	800	794

ANZ National International Ltd.
5.165% due 09/05/2007	37,378	36,528

Bank of America Corp.
5.200% due 07/24/2007	28,100	28,100
5.230% due 07/24/2007	100,050	99,032
5.240% due 07/24/2007	6,200	6,180

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Bank of Ireland
5.235% due 06/14/2007	$2,100	$2,099
5.240% due 06/14/2007	91,000	90,553

Barclays U.S. Funding Corp.
5.250% due 06/29/2007	4,400	4,395

CBA (de) Finance
5.235% due 06/15/2007	51,200	50,835

Cox Communications, Inc.
5.570% due 09/17/2007	20,300	20,300

Federal Home Loan Bank
5.000% due 04/02/2007	41,700	41,700

Fortis Funding LLC
5.230% due 07/09/2007	30,600	30,205
5.250% due 07/09/2007	33,100	33,061

General Electric Capital Corp.
5.160% due 10/26/2007	10,000	9,703
5.220% due 10/26/2007	65,600	64,932

HBOS Treasury Services PLC
5.215% due 06/11/2007	500	495
5.225% due 06/29/2007	13,275	13,121

ING U.S. Funding LLC
5.210% due 06/22/2007	28,400	28,111

Nordea N.A., Inc.
5.220% due 07/11/2007	38,300	37,795

Rabobank USA Financial Corp.
5.395% due 06/06/2007	89,700	89,700

Societe Generale NY
5.190% due 08/22/2007	24,100	23,599
5.200% due 08/22/2007	65,300	64,607
5.220% due 08/22/2007	3,600	3,581
5.225% due 08/22/2007	1,600	1,591

Svenska Handelsbanken, Inc.
5.220% due 08/20/2007	25,700	25,361
5.235% due 08/20/2007	6,700	6,692

Swedbank AB
5.240% due 06/05/2007	100,200	99,573

UBS Finance Delaware LLC
5.215% due 08/01/2007	60,800	60,477
5.220% due 08/01/2007	8,600	8,494
5.225% due 08/01/2007	45,000	44,714

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Viacom, Inc.
5.594% due 05/29/2007	$9,900	$9,900

Westpac Banking Corp.
5.235% due 07/09/2007	38,550	38,533

		1,151,155

REPURCHASE AGREEMENTS 1.8%
UBS Securities LLC
5.150% due 04/02/2007	66,000	66,000

(Dated 03/30/2007. Collateralized by U.S. Treasury Strips 0.000% due 02/15/2010 valued at $67,378. Repurchase proceeds are $66,028.)

TRI-PARTY REPURCHASE AGREEMENTS 0.3%
State Street Bank and Trust Co.
4.900% due 04/02/2007	11,740	11,740

(Dated 03/30/2007. Collateralized by Freddie Mac 5.250% due 10/19/2015 valued at $11,976. Repurchase proceeds are $11,745.)

U.S. TREASURY BILLS 0.4%
4.953% due 05/31/2007 - 06/14/2007 (c)(d)(f)	14,165	14,009

Total Short-Term Instruments (Cost $1,617,606)		1,617,565

PURCHASED OPTIONS (h) 0.3%
(Cost $6,062)		9,949

Total Investments (e) 105.1% (Cost $3,908,102)		$3,913,916

Written Options (i) (0.3%) (Premiums $6,406)		(10,850)

Other Assets and Liabilities (Net) (4.8%)		(179,208)

Net Assets 100.0%		$3,723,858

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Interest only security.
(b)	When-issued security.
(c)	Coupon represents a weighted average rate.
(d)	Securities with an aggregate market value of $2,226 have been pledged as collateral for swap and swaption contracts on March 31, 2007.
(e)	As of March 31, 2007, portfolio securities with an aggregate value of $191,580 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(f)	Securities with an aggregate market value of $9,311 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	2,104	$323
90-Day Eurodollar March Futures	Long	03/2008	2,082	866
90-Day Eurodollar September Futures	Long	09/2007	2,908	(109)
U.S. Treasury 5-Year Note June Futures	Long	06/2007	164	87
U.S. Treasury 10-Year Note June Futures	Short	06/2007	1,410	194
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	1,769	(2,154)

				$(793)

See Accompanying Notes	Annual Report	March 31, 2007	51

Schedule of Investments  Short-Term Fund  (Cont.)

(g)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.260%	12/20/2008	$1,600	$1
Barclays Bank PLC	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%	12/20/2008	4,000	1
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%	12/20/2008	3,900	18
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%	12/20/2008	1,600	8
Deutsche Bank AG	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.260%	12/20/2007	8,000	7
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.420%	12/20/2008	1,600	1
Deutsche Bank AG	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.250%	12/20/2008	2,200	1
Deutsche Bank AG	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.330%	12/20/2008	1,600	1
Deutsche Bank AG	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%	12/20/2008	3,900	18
HSBC Bank USA	Ford Motor Corp. 7.450% due 07/16/2031	Sell	2.410%	06/20/2007	750	3
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.680%	06/20/2007	1,000	6
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.750%	06/20/2007	1,500	12
JPMorgan Chase & Co.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%	05/20/2007	2,000	7
JPMorgan Chase & Co.	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.050%	12/20/2007	13,600	(1)
JPMorgan Chase & Co.	Morgan Stanley 6.600% due 04/01/2012	Sell	0.070%	12/20/2007	15,300	(6)
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	4,000	1
Lehman Brothers, Inc.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%	12/20/2008	1,700	0
Lehman Brothers, Inc.	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.320%	12/20/2008	4,000	1
Lehman Brothers, Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.310%	12/20/2008	1,700	2
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.450%	06/20/2007	500	4
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%	06/20/2007	2,000	22
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.750%	06/20/2007	1,000	9
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.440%	10/20/2007	4,500	12
Morgan Stanley	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.260%	12/20/2007	8,000	7
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	4,200	1
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%	06/20/2007	1,000	8
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.600%	06/20/2007	2,000	17
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007	1,000	11
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	10,000	86
Wachovia Bank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.410%	06/20/2007	1,000	8

						$266

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

52	PIMCO Funds	See Accompanying Notes

March 31, 2007

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010	AUD	40,500	$(65)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.983%	03/15/2012	EUR	3,400	2
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		9,900	20
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010	GBP	22,500	(236)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		8,800	242
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		$77,500	3
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2012		7,100	(49)
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		47,400	992
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		27,500	(27)
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/21/2008		104,700	(10)

							$872

(h)	Purchased options outstanding on March 31, 2007:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2007	GBP 29,400	$123	$0
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2007	28,000	103	1
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.063%	06/15/2007	28,000	121	1
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008	$ 144,400	415	360
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.500%	07/09/2007	190,600	943	2,121
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	124,000	688	667
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.500%	06/30/2007	464,700	2,101	5,097
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	07/02/2007	112,200	464	182
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	07/02/2007	121,400	641	850
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	93,300	463	670

							$6,062	$9,949

(i)	Written options outstanding on March 31, 2007:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 8-Year Interest Rate Swap	Citibank N.A.	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP 8,400	$155	$2
Call - OTC 8-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007	7,000	105	1
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007	8,000	121	2
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008	$ 31,700	395	321
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.620%	07/09/2007	62,500	944	2,061
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	53,900	657	591
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.600%	06/29/2007	204,000	2,147	5,587
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	07/02/2007	49,200	514	349
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.370%	07/02/2007	73,300	881	1,352
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	40,600	487	584

							$6,406	$10,850

(j)	Short sales outstanding on March 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
U.S. Treasury Notes	4.250%	08/15/2015	$76,115	$74,496	$74,522
U.S. Treasury Notes	5.500	05/15/2009	1,425	1,453	1,484

				$75,949	$76,006

(2) Market value includes $452 of interest payable on short sales.

See Accompanying Notes	Annual Report	March 31, 2007	53

Schedule of Investments Short-Term Fund (Cont.)	March 31, 2007

(k)	Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	22,340	05/2007	$611	$0	$611
Sell		22,340	05/2007	3	0	3
Buy		22,340	03/2008	0	(22)	(22)
Buy	CLP	63,745	06/2007	0	(3)	(3)
Buy		2,447,604	11/2007	15	0	15
Buy	CNY	226,774	01/2008	9	(2)	7
Buy		611,702	03/2008	129	(71)	58
Sell	EUR	378	04/2007	0	0	0
Sell	GBP	11,100	04/2007	0	(278)	(278)
Sell	JPY	1,801,759	05/2007	0	(412)	(412)
Buy	KRW	9,461,871	05/2007	0	(15)	(15)
Buy	MXN	110,230	04/2007	37	0	37
Sell		110,230	04/2007	15	0	15
Buy		110,230	03/2008	0	(13)	(13)
Buy	NOK	57,383	04/2007	185	0	185
Buy	PLN	27,358	04/2007	17	(65)	(48)
Sell		27,358	04/2007	0	(43)	(43)
Buy		27,358	03/2008	47	0	47
Buy	RUB	7,380	09/2007	2	0	2
Buy		3,190	11/2007	3	0	3
Buy		294,981	12/2007	90	0	90
Buy	SGD	12,490	04/2007	92	0	92
Buy	ZAR	22,036	05/2007	0	(78)	(78)
Buy		1,750	06/2007	0	(5)	(5)

				$1,255	$(1,007)	$248

54	PIMCO Funds	See Accompanying Notes

Schedule of Investments StocksPLUS® Fund	March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 1.1%
Fresenius Medical Care Capital Trust
6.725% due 03/22/2013	$283	$283
6.735% due 03/22/2013	113	113
6.739% due 03/22/2013	587	587

Reynolds American, Inc.
7.104% due 05/11/2012	4,935	4,981
7.125% due 05/11/2012	3,774	3,809
7.125% due 05/31/2012	223	225

Total Bank Loan Obligations (Cost $9,913)		9,998

CORPORATE BONDS & NOTES 35.4%

BANKING & FINANCE 21.2%
American Express Bank FSB
5.380% due 10/20/2009	2,100	2,099

American Express Centurion Bank
5.319% due 05/07/2008	1,900	1,900

American Express Credit Corp.
5.320% due 06/12/2007	2,700	2,700
5.380% due 11/09/2009	2,100	2,102

American International Group, Inc.
5.350% due 06/23/2008	8,600	8,601

Bank of America Corp.
5.360% due 06/19/2009	9,600	9,615
5.370% due 11/06/2009	500	500

Bank of America N.A.
5.350% due 12/18/2008	4,100	4,098
5.360% due 07/25/2008	100	100

Bank of Ireland
5.400% due 12/18/2009	5,100	5,105

Bear Stearns Cos., Inc.
5.450% due 08/21/2009	3,000	3,003
5.660% due 01/30/2009	2,300	2,311

Caterpillar Financial Services Corp.
5.430% due 10/28/2008	400	401

CIT Group, Inc.
5.000% due 11/24/2008	1,700	1,696
5.500% due 12/19/2008	1,500	1,503

Citigroup Global Markets Holdings, Inc.
5.370% due 03/07/2008	7,100	7,107
5.450% due 03/17/2009	2,000	2,003

Citigroup, Inc.
5.380% due 12/28/2009	3,500	3,500
5.388% due 12/26/2008	1,600	1,601
5.400% due 01/30/2009	1,000	1,001

DnB NORBank ASA
5.430% due 10/13/2009	1,800	1,801

Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (a)	1,100	957

Export-Import Bank of Korea
5.600% due 11/16/2010	5,900	5,910

Ford Motor Credit Co.
6.180% due 09/28/2007	2,600	2,600
7.200% due 06/15/2007	900	900
7.375% due 10/28/2009	600	599

Foundation Re II Ltd.
12.110% due 11/26/2010	2,500	2,545

General Electric Capital Corp.
5.400% due 01/05/2009	100	100
5.420% due 10/06/2010	2,400	2,400
5.430% due 08/15/2011	6,300	6,298

General Motors Acceptance Corp.
6.500% due 09/23/2008	7,400	7,392

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Goldman Sachs Group, Inc.
5.390% due 12/23/2008	$500	$500
5.400% due 03/30/2009	1,300	1,300
5.440% due 12/22/2008	3,600	3,606
5.440% due 06/23/2009	3,100	3,102
5.485% due 10/05/2007	700	701

HSBC Finance Corp.
5.485% due 09/15/2008	1,400	1,403
6.538% due 11/13/2007	10,100	10,147

JPMorgan Chase & Co.
5.370% due 06/26/2009	1,500	1,500

Lehman Brothers Holdings, Inc.
5.400% due 12/23/2008	200	200
5.460% due 08/21/2009	1,700	1,701
5.460% due 11/16/2009	4,200	4,201
5.560% due 12/23/2010	2,500	2,507
5.610% due 11/10/2009	1,300	1,306

Merrill Lynch & Co., Inc.
5.380% due 12/22/2008	5,500	5,500
5.400% due 10/23/2008	2,400	2,400
5.428% due 12/04/2009	2,300	2,300

Morgan Stanley
5.360% due 11/21/2008	1,600	1,600
5.450% due 01/15/2010	1,400	1,401
5.470% due 02/09/2009	2,800	2,804
5.610% due 01/18/2011	3,300	3,312

Osiris Capital PLC
8.210% due 01/15/2010	5,000	5,015

Phoenix Quake Ltd.
7.810% due 07/03/2008	500	504

Phoenix Quake Wind I Ltd.
7.810% due 07/03/2008	600	603

Prudential Financial, Inc.
5.490% due 06/13/2008	4,400	4,410

Royal Bank of Scotland Group PLC
5.350% due 12/21/2007	3,400	3,403
5.410% due 07/21/2008	1,600	1,602

Santander U.S. Debt S.A. Unipersonal
5.360% due 09/21/2007	5,800	5,804
5.410% due 09/19/2008	6,500	6,512

Unicredit Luxembourg Finance S.A.
5.410% due 10/24/2008	9,900	9,906

VTB Capital S.A. for Vneshtorgbank
5.960% due 08/01/2008	1,900	1,903

Wachovia Corp.
5.410% due 10/28/2008	4,170	4,175
5.490% due 10/15/2011	5,700	5,705

Westpac Banking Corp.
5.280% due 06/06/2008	1,200	1,200

		194,681

INDUSTRIALS 8.0%
Anadarko Petroleum Corp.
5.755% due 09/15/2009	2,000	2,006

Cox Communications, Inc.
5.905% due 12/14/2007	1,300	1,304

DaimlerChrysler N.A. Holding Corp.
5.820% due 09/10/2007	1,800	1,803

El Paso Corp.
7.625% due 08/16/2007	2,360	2,387

General Electric Co.
5.380% due 12/09/2008	9,600	9,611

Harrah’s Operating Co., Inc.
7.500% due 01/15/2009	1,900	1,963

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Home Depot, Inc.
5.475% due 12/16/2009	$2,000	$2,004

Hospira, Inc.
5.830% due 03/30/2010	2,400	2,407

JC Penney Corp., Inc.
7.375% due 08/15/2008	700	719

Mandalay Resort Group
10.250% due 08/01/2007	2,500	2,544

MGM Mirage
9.750% due 06/01/2007	5,200	5,252

Northwest Pipeline Corp.
6.625% due 12/01/2007	1,372	1,382

Oracle Corp.
5.590% due 01/13/2009	3,800	3,806

Pemex Project Funding Master Trust
5.948% due 12/03/2012	3,600	3,632

Reynolds American, Inc.
6.500% due 06/01/2007	3,000	3,006

Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009	600	674

Southern Natural Gas Co.
6.700% due 10/01/2007	2,200	2,223

Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007	4,000	4,003

Time Warner, Inc.
5.590% due 11/13/2009	10,100	10,123

Transcontinental Gas Pipe Line Corp.
6.640% due 04/15/2008	5,400	5,413

Transocean, Inc.
5.548% due 09/05/2008	2,400	2,404

Wal-Mart Stores, Inc.
5.250% due 06/16/2008	4,400	4,398

		73,064

UTILITIES 6.2%
America Movil S.A. de C.V.
5.448% due 06/27/2008	2,700	2,703

AT&T, Inc.
4.214% due 06/05/2007	2,900	2,907
5.460% due 02/05/2010	1,100	1,102
5.570% due 11/14/2008	2,000	2,007

CMS Energy Corp.
9.875% due 10/15/2007	6,400	6,568

Dominion Resources, Inc.
5.540% due 11/14/2008	4,460	4,465
5.650% due 09/28/2007	4,700	4,702

Entergy Gulf States, Inc.
6.090% due 12/08/2008	3,000	3,009

Florida Power Corp.
5.760% due 11/14/2008	1,900	1,901

Mission Energy Holdings International, Inc.
13.500% due 07/15/2008	1,700	1,861

NiSource Finance Corp.
5.930% due 11/23/2009	600	601

Progress Energy, Inc.
5.810% due 01/15/2010	1,500	1,507

Public Service Enterprise Group, Inc.
5.725% due 09/21/2008	1,800	1,803

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	2,900	2,929

Qwest Corp.
8.605% due 06/15/2013	3,400	3,723

See Accompanying Notes	Annual Report	March 31, 2007	55

Schedule of Investments  StocksPLUS® Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Sierra Pacific Power Co.
8.000% due 06/01/2008	$8,593	$8,851

Southern California Edison Co.
5.460% due 02/02/2009	2,000	2,005

Telecom Italia Capital S.A.
5.840% due 02/01/2011	1,300	1,301

Telefonica Emisones SAU
5.650% due 06/19/2009	2,600	2,610

		56,555

Total Corporate Bonds & Notes (Cost $323,496)		324,300

MUNICIPAL BONDS & NOTES 0.2%
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
5.000% due 06/01/2021	1,835	1,841

Total Municipal Bonds & Notes (Cost $1,827)		1,841

U.S. GOVERNMENT AGENCIES 14.3%
Fannie Mae
4.618% due 09/01/2035	8,868	8,853
4.690% due 12/01/2033	2,700	2,696
4.777% due 04/01/2035	7,110	7,083
5.000% due 11/01/2019 - 04/25/2033	35,615	35,131
5.440% due 03/25/2034	1,798	1,802
5.500% due 09/01/2033 - 06/01/2036	23,431	23,226
5.608% due 12/01/2023 - 11/01/2028	308	311
5.609% due 02/01/2027	7	7
5.632% due 07/01/2018	55	56
5.646% due 04/01/2018	55	56
5.707% due 08/01/2029	41	42
5.720% due 05/25/2031 - 11/25/2032	6,307	6,346
6.000% due 01/01/2017 - 10/01/2033	1,433	1,459
6.133% due 07/01/2044	656	665
6.197% due 09/01/2034	2,096	2,122
6.351% due 12/01/2036	2,128	2,156
6.500% due 09/25/2008 (b)	3	0
6.903% due 11/01/2035	1,236	1,281
7.000% due 02/01/2015 - 03/01/2015	1,457	1,503
7.095% due 05/01/2022	9	9
7.500% due 09/01/2015 - 05/01/2016	1,085	1,118
8.000% due 03/01/2030 - 07/01/2031	249	263

Federal Home Loan Bank
8.300% due 02/27/2012	2,400	2,261

Freddie Mac
4.711% due 06/01/2035	6,070	5,981
5.000% due 07/15/2024	5,144	5,125
5.500% due 08/15/2030	54	53
5.670% due 12/15/2030	1,493	1,498
5.700% due 02/15/2031	35	35
5.720% due 06/15/2018	564	565
5.731% due 07/01/2019	641	659
6.000% due 03/01/2016 - 04/01/2037	8,102	8,199
6.133% due 02/25/2045	2,923	2,936
6.500% due 10/25/2043	2,740	2,810
6.637% due 06/01/2022	24	24
6.824% due 12/01/2022	61	62
8.500% due 04/01/2025 - 06/01/2025	25	27

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Ginnie Mae
4.000% due 07/16/2027	$315	$313
5.375% due 02/20/2026 - 02/20/2028	1,207	1,221
5.720% due 09/20/2030	5	5
5.750% due 07/20/2018 - 07/20/2027	2,460	2,486
6.125% due 12/20/2022 - 12/20/2027	492	498
8.000% due 04/20/2030	229	242

Total U.S. Government Agencies (Cost $131,537)		131,185

U.S. TREASURY OBLIGATIONS 1.7%
Treasury Inflation Protected Securities (d)(f)
3.625% due 01/15/2008	15,411	15,651

Total U.S. Treasury Obligations (Cost $15,783)		15,651

MORTGAGE-BACKED SECURITIES 12.0%
Arkle Master Issuer PLC
5.300% due 11/19/2007	5,100	5,102

Banc of America Funding Corp.
4.113% due 05/25/2035	2,227	2,190

Banc of America Mortgage Securities, Inc.
6.500% due 10/25/2031	1,063	1,081

Bank Mart
4.567% due 03/01/2019 (j)	626	603

Bear Stearns Adjustable Rate Mortgage Trust
4.622% due 01/25/2034	2,590	2,604
4.750% due 10/25/2035	8,365	8,289
5.052% due 04/25/2033	802	808
5.335% due 02/25/2033	278	280
6.085% due 01/25/2034	439	442

Bear Stearns Alt-A Trust
5.480% due 02/25/2034	2,152	2,153

Citigroup Commercial Mortgage Trust
5.390% due 08/15/2021	2,677	2,679

Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035	2,201	2,193

Countrywide Alternative Loan Trust
5.500% due 01/25/2046	1,900	1,897
6.000% due 10/25/2033	1,635	1,620

CS First Boston Mortgage Securities Corp.
5.829% due 06/25/2032	51	51
5.952% due 03/25/2032	763	762
7.395% due 06/25/2032	52	52

Fund America Investors Corp. II
6.854% due 06/25/2023	18	18

Greenpoint Mortgage Funding Trust
5.400% due 10/25/2046	2,282	2,284
5.590% due 11/25/2045	1,126	1,129

GSR Mortgage Loan Trust
5.670% due 01/25/2034	491	492

Harborview Mortgage Loan Trust
5.510% due 01/19/2038	4,776	4,782

Impac CMB Trust
5.720% due 07/25/2033	2,058	2,060
5.820% due 04/25/2034	674	674
6.080% due 10/25/2033	126	126

Impac Secured Assets CMN Owner Trust
5.400% due 01/25/2037	1,671	1,673

Indymac Index Mortgage Loan Trust
5.410% due 11/25/2046	1,741	1,742

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Lehman Brothers Floating Rate Commercial Mortgage Trust
5.400% due 09/15/2021	$745	$746

MASTR Asset Securitization Trust
5.500% due 09/25/2033	2,258	2,219

Mellon Residential Funding Corp.
5.560% due 06/15/2030	4,749	4,758

Merrill Lynch Floating Trust
5.390% due 06/15/2022	6,672	6,676

Merrill Lynch Mortgage Investors, Inc.
4.910% due 12/25/2032	770	768

MLCC Mortgage Investors, Inc.
6.990% due 01/25/2029	1,701	1,710

Morgan Stanley Capital I
5.380% due 10/15/2020	1,476	1,476

Prime Mortgage Trust
5.720% due 02/25/2019	196	196
5.720% due 02/25/2034	856	859

Resecuritization Mortgage Trust
5.570% due 04/26/2021	1	1

Residential Accredit Loans, Inc.
5.620% due 08/25/2035	2,874	2,880

Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	775	781

Salomon Brothers Mortgage Securities VII
7.446% due 12/25/2030	861	859

Structured Asset Mortgage Investments, Inc.
5.600% due 02/25/2036	1,051	1,054
9.466% due 06/25/2029	944	1,019

TBW Mortgage-Backed Pass-Through Certificates
5.430% due 01/25/2037	8,822	8,831

Thornburg Mortgage Securities Trust
5.430% due 12/25/2036	1,971	1,971

Wachovia Bank Commercial Mortgage Trust
5.410% due 09/15/2021	6,763	6,767

Washington Mutual, Inc.
5.590% due 12/25/2045	1,400	1,405
5.610% due 10/25/2045	779	781
5.642% due 02/27/2034	2,257	2,280
5.665% due 11/25/2034	241	241
5.983% due 02/25/2046	7,181	7,201
6.183% due 11/25/2042	489	492
6.383% due 06/25/2042	2,202	2,206

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	3,618	3,594

Total Mortgage-Backed Securities (Cost $109,703)		109,557

ASSET-BACKED SECURITIES 5.6%
AFC Home Equity Loan Trust
5.870% due 06/25/2028	463	463

Argent Securities, Inc.
5.390% due 04/25/2036	689	690

Asset-Backed Funding Certificates
5.380% due 01/25/2037	1,767	1,768

Asset-Backed Securities Corp. Home Equity
5.480% due 05/25/2035	1,329	1,330

Capital One Auto Finance Trust
5.340% due 12/14/2007	752	753

Chase Funding Mortgage Loan Asset-Backed Certificates
5.690% due 10/25/2032	437	437

56	PIMCO Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Citigroup Mortgage Loan Trust, Inc.
5.370% due 11/25/2036	$1,014	$1,015

Countrywide Asset-Backed Certificates
5.390% due 06/25/2037	1,975	1,976

CS First Boston Mortgage Securities Corp.
5.940% due 01/25/2032	417	418

Fremont Home Loan Trust
5.370% due 10/25/2036	4,750	4,750

GSAMP Trust
5.440% due 12/25/2035	2,112	2,111

GSR Mortgage Loan Trust
5.420% due 11/25/2030	732	733

HSI Asset Securitization Corp. Trust
5.370% due 12/25/2036	1,201	1,202

JPMorgan Mortgage Acquisition Corp.
5.390% due 11/25/2036	667	667

Lehman XS Trust
5.390% due 05/25/2046	909	909

Long Beach Mortgage Loan Trust
5.410% due 01/25/2036	1,149	1,150
5.520% due 11/25/2034	235	235
5.600% due 10/25/2034	350	351

Merrill Lynch Mortgage Investors, Inc.
5.390% due 08/25/2036	8,513	8,513

Morgan Stanley ABS Capital I
5.360% due 10/25/2036	1,094	1,095

Residential Asset Mortgage Products, Inc.
5.420% due 05/25/2035	106	106

Residential Asset Securities Corp.
5.390% due 11/25/2036	2,455	2,456
5.430% due 10/25/2035	393	393

Saxon Asset Securities Trust
5.380% due 11/25/2036	1,174	1,174

SG Mortgage Securities Trust
5.420% due 10/25/2035	249	249

SLM Student Loan Trust
5.340% due 04/25/2012	5,702	5,706

Soundview Home Equity Loan Trust
5.420% due 12/25/2035	307	307

Specialty Underwriting & Residential Finance
5.350% due 06/25/2037	3,430	3,432

Structured Asset Securities Corp.
5.420% due 07/25/2035	638	638
5.450% due 12/25/2035	1,596	1,597

Wachovia Auto Owner Trust
4.820% due 02/20/2009	1,000	1,000

Wells Fargo Home Equity Trust
5.370% due 01/25/2037	1,574	1,575
5.440% due 12/25/2035	2,295	2,296

Total Asset-Backed Securities (Cost $51,471)		51,495

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SOVEREIGN ISSUES 0.4%
Hydro Quebec
5.398% due 09/29/2049		$1,200	$1,133

Korea Development Bank
5.640% due 11/22/2012		2,200	2,208

Total Sovereign Issues (Cost $3,225)			3,341

FOREIGN CURRENCY-DENOMINATED ISSUES 1.7%
Japanese Government CPI Linked Bond
1.100% due 12/10/2016	JPY	576,520	4,856

New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	9,750	9,463

Sumitomo Mitsui Banking Corp.
1.151% due 06/02/2049	JPY	100,000	851

Total Foreign Currency-Denominated Issues (Cost $12,250)			15,170

		SHARES
PREFERRED STOCKS 1.1%
DG Funding Trust
7.600% due 12/31/2049		913	9,635

Total Preferred Stocks (Cost $9,564)			9,635

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 28.5%

CERTIFICATES OF DEPOSIT 4.6%
BNP Paribas
5.262% due 05/28/2008		$1,600	1,601

Calyon Financial, Inc.
5.340% due 01/16/2009		3,000	3,000

Fortis Bank NY
5.265% due 04/28/2008		4,500	4,506
5.265% due 06/30/2008		1,400	1,400

Nordea Bank Finland PLC
5.267% due 03/31/2008		1,500	1,500
5.308% due 05/28/2008		1,600	1,601

Royal Bank of Canada
5.295% due 06/30/2008		4,300	4,304

Royal Bank of Scotland Group PLC
5.262% due 07/03/2008		3,000	3,000
5.265% due 03/26/2008		1,600	1,600

Skandinav Enskilda BK
5.270% due 10/03/2007		6,200	6,200
5.272% due 08/21/2008		2,700	2,700
5.350% due 02/13/2009		300	300

Societe Generale NY
5.258% due 06/11/2007		1,600	1,600
5.258% due 06/20/2007		4,400	4,348
5.269% due 06/30/2008		2,000	2,001
5.271% due 06/30/2008		2,000	2,001

			41,662

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER 14.3%
Bank of Ireland
5.240% due 06/14/2007	$25,300	$25,193

Cox Communications, Inc.
5.570% due 09/17/2007	1,200	1,200

DaimlerChrysler N.A. Holding Corp.
5.345% due 06/22/2007	4,900	4,840

Rabobank USA Financial Corp.
5.400% due 04/02/2007	23,900	23,900

Societe Generale NY
5.200% due 08/22/2007	19,700	19,491
5.215% due 08/22/2007	700	697

Swedbank AB
5.235% due 06/05/2007	14,200	14,167

Time Warner, Inc.
5.360% due 04/12/2007	10,400	10,385

UBS Finance Delaware LLC
5.225% due 08/01/2007	8,700	8,620
5.235% due 08/01/2007	21,000	20,948

Viacom, Inc.
5.594% due 05/29/2007	1,500	1,500

		130,941

REPURCHASE AGREEMENTS 4.0%
Lehman Brothers, Inc.
5.150% due 04/02/2007	37,000	37,000

(Dated 03/30/2007. Collateralized by U.S. Treasury Bonds 6.250% due 08/15/2023 valued at $37,661. Repurchase proceeds are $37,016.)

TRI-PARTY REPURCHASE AGREEMENTS 0.4%
State Street Bank and Trust Co.
4.900% due 04/02/2007	3,817	3,817

(Dated 03/30/2007. Collateralized by Freddie Mac 5.250% due 10/19/2015 valued at $3,897. Repurchase proceeds are $3,819.)

U.S. TREASURY BILLS 5.2%
4.969% due 05/31/2007 - 06/14/2007 (c)(f)	48,175	47,676

Total Short-Term Instruments (Cost $261,172)		261,096

PURCHASED OPTIONS (h) 0.2%
(Cost $1,588)		2,054

Total Investments (e) 102.2% (Cost $931,529)		$935,323

Written Options (i) (0.3%) (Premiums $1,940)		(2,433)

Other Assets and Liabilities (Net) (1.9%)		(17,790)

Net Assets 100.0%		$915,100

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	Coupon represents a weighted average rate.
(d)	Principal amount of security is adjusted for inflation.
(e)	As of March 31, 2007, portfolio securities with an aggregate value of $28,251 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

See Accompanying Notes	Annual Report	March 31, 2007	57

Schedule of Investments  StocksPLUS® Fund  (Cont.)

(f)	Securities with an aggregate market value of $62,334 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2007	61	$(19)
90-Day Euribor December Futures	Long	12/2008	30	(6)
90-Day Euribor June Futures	Long	06/2008	92	(26)
90-Day Euribor June Futures Put Options Strike @ EUR 96.125	Short	06/2007	403	(196)
90-Day Euribor March Futures	Long	03/2008	33	(13)
90-Day Euribor September Futures	Long	09/2008	30	(8)
90-Day Eurodollar December Futures	Long	12/2007	1,769	(244)
90-Day Eurodollar December Futures	Long	12/2008	134	111
90-Day Eurodollar June Futures	Long	06/2008	687	86
90-Day Eurodollar March Futures	Long	03/2008	1,370	50
90-Day Eurodollar September Futures	Long	09/2007	326	(131)
90-Day Eurodollar September Futures	Long	09/2008	106	98
90-Day Euroyen December Futures	Long	12/2007	298	57
90-Day Euroyen September Futures	Long	09/2007	262	51
Euro-Bund 10-Year Note June Futures	Long	06/2007	32	(36)
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 117.000	Short	06/2007	33	1
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 114.000	Short	06/2007	33	11
S&P 500 E-mini Index June Futures	Long	06/2007	9,306	304
S&P 500 Index June Futures	Long	06/2007	670	2,683
U.S. Treasury 2-Year Note June Futures	Short	06/2007	113	12
U.S. Treasury 30-Year Bond June Futures	Short	06/2007	915	455
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	75	(70)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	65	12
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	27	1
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	79	(101)

				$3,082

(g)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	SOFTBANK Corp. 1.750% due 03/31/2014	Sell	2.300%		09/20/2007	JPY	76,000	$10
Bank of America	DaimlerChrysler N.A. Holding Corp. 6.500% due 11/15/2013	Sell	0.210%		03/20/2008		$2,000	2
Bank of America	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016		6,000	27
Barclays Bank PLC	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.390%		01/20/2012		5,000	3
Barclays Bank PLC	Multiple Reference Entities of Gazprom	Sell	0.740%		01/20/2012		1,800	1
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 6.500% due 11/15/2013	Sell	0.200%		03/20/2008		1,300	1
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 6.500% due 11/15/2013	Sell	0.225%		03/20/2008		4,200	6
Credit Suisse First Boston	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.180%		11/20/2007		3,200	3
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.063%		12/20/2007		3,200	(1)
Deutsche Bank AG	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.063%		12/20/2007		2,600	(1)
Deutsche Bank AG	Merrill Lynch & Co., Inc. 6.000% due 02/17/2009	Sell	0.120%		06/20/2008		1,500	(1)
Deutsche Bank AG	Multiple Reference Entities of Gazprom	Sell	1.000%		10/20/2011		3,200	49
Deutsche Bank AG	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.980%		01/20/2012		1,300	13
Goldman Sachs & Co.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.065%		06/20/2008		6,200	0
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.530%		12/20/2007		5,200	17
JPMorgan Chase & Co.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%		05/20/2007		1,500	6
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%		06/20/2007		2,000	23
Lehman Brothers, Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.870%		04/20/2007		200	1
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		06/20/2007		1,500	17
Lehman Brothers, Inc.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%		12/20/2008		1,200	0
Lehman Brothers, Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.310%		12/20/2008		1,200	1
Lehman Brothers, Inc.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.320%		03/20/2009		2,200	(1)
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM6 Index	Sell	1.400%		12/20/2011		3,900	47
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.250%		11/20/2007		5,300	8
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.420%		11/20/2007		3,200	7

58	PIMCO Funds	See Accompanying Notes

March 31, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.310%	12/20/2007	$4,800	$8
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.320%	12/20/2007	5,300	5
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.900%	06/20/2007	2,500	30
UBS Warburg LLC	Morgan Stanley 6.600% due 04/01/2012	Sell	0.065%	12/20/2007	3,200	(2)
Wachovia Bank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.800%	06/20/2007	1,000	6

						$285

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.000%	06/20/2009	AUD	2,900	$(12)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010	BRL	1,800	19
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		2,000	17
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	EUR	2,300	46
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		32,700	82
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		700	0
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		1,200	1
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		1,000	23
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009	GBP	19,700	(170)
Credit Suisse First Boston	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		2,400	149
HSBC Bank USA	6-Month GBP-LIBOR	Pay	4.500%	12/20/2007		4,700	(101)
Lehman Brothers, Inc.	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009		800	(34)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		3,500	(12)
Barclays Bank PLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009	JPY	380,000	(1)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		2,050,000	18
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		870,000	0
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		630,000	3
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		10,000	0
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		370,000	3
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		5,100,000	26
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		$16,000	(12)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		5,300	(4)

							$41

Total Return Swaps
Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Credit Suisse First Boston	Long	S&P 500 Index	1-Month USD-LIBOR plus 0.030%	05/15/2007	17,908	$472

(h)	Purchased options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME S&P 500 June Futures	$ 800.000	06/14/2007	479	$13	$0
Put - CME S&P 500 June Futures	825.000	06/14/2007	1,000	29	0
Put - CME S&P 500 June Futures	850.000	06/15/2007	100	3	0

				$45	$0

See Accompanying Notes	Annual Report	March 31, 2007	59

Schedule of Investments StocksPLUS® Fund (Cont.)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	6-Month EUR-LIBOR	Pay	3.960%	07/02/2007	EUR	8,000	$37	$1
Call - OTC 2-Year Interest Rate Swap	Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.080%	06/15/2007	GBP	3,900	18	0
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.080%	06/15/2007		2,600	15	0
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	08/08/2007		$12,000	53	43
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008		27,000	77	67
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.500%	07/09/2007		88,700	439	987
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		41,400	230	223
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.500%	06/30/2007		7,100	30	78
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	07/02/2007		27,000	112	44
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	08/08/2007		42,000	95	49
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		53,400	265	383

								$1,371	$1,875

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY 103.800	03/17/2010	$1,000	$44	$52
Put - OTC U.S. dollar versus Japanese yen	103.800	03/17/2010	1,000	44	38
Call - OTC U.S. dollar versus Japanese yen	104.650	03/31/2010	1,000	45	47
Put - OTC U.S. dollar versus Japanese yen	104.650	03/31/2010	1,000	39	42

				$172	$179

(i)	Written options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$ 108.000	05/25/2007	88	$36	$70
Call - CME S&P 500 June Futures	1,440.000	06/14/2007	58	261	419
Put - CBOT U.S. Treasury 10-Year Note June Futures	105.000	05/25/2007	88	25	3
Put - CME S&P 500 June Futures	1,320.000	06/14/2007	58	261	143

				$583	$635

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	6-Month EUR-LIBOR	Receive	4.100%	07/02/2007	EUR	3,000	$36	$7
Call - OTC 8-Year Interest Rate Swap	Credit Suisse First Boston	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP	1,100	18	0
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007		700	14	0
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008		$6,000	75	61
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.620%	07/09/2007		29,100	439	960
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		18,000	220	198
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.600%	06/29/2007		3,100	31	85
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	07/02/2007		11,600	121	82
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	08/08/2007		7,000	81	41
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	08/08/2007		4,000	46	33
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		23,000	276	331

								$1,357	$1,798

(j)	Restricted securities as of March 31, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bank Mart	4.567%	03/01/2019	06/12/1997 - 07/07/1995	$628	$603	0.07%

(k)	Short sales outstanding on March 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	04/01/2037	$11,000	$10,893	$10,887

60	PIMCO Funds	See Accompanying Notes

March 31, 2007

(l)	Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	1,705	04/2007	$16	$0	$16
Buy	BRL	9,896	05/2007	264	0	264
Sell		9,896	05/2007	1	0	1
Buy		4,989	06/2007	157	0	157
Buy		2,580	10/2007	0	(6)	(6)
Buy		9,896	03/2008	0	(10)	(10)
Buy	CNY	960	09/2007	3	0	3
Buy		15,519	11/2007	25	0	25
Sell		2,130	11/2007	0	0	0
Buy		9,454	01/2008	0	0	0
Buy	EUR	749	04/2007	0	0	0
Sell		331	04/2007	0	0	0
Sell	GBP	1,364	04/2007	0	(16)	(16)
Sell	JPY	1,158,727	05/2007	3	(242)	(239)
Buy	KRW	114,448	04/2007	0	(1)	(1)
Sell		292,578	04/2007	1	0	1
Buy		1,510,902	05/2007	0	(6)	(6)
Buy	MXN	7,208	04/2007	0	(9)	(9)
Sell		7,208	04/2007	1	0	1
Buy		7,208	03/2008	0	(1)	(1)
Buy	NZD	517	04/2007	6	0	6
Sell		11,459	04/2007	0	(490)	(490)
Buy	PLN	384	04/2007	3	0	3
Sell		384	04/2007	0	(1)	(1)
Buy		384	09/2007	0	0	0
Buy	RUB	24,216	11/2007	10	0	10
Buy		74,460	12/2007	26	0	26
Buy	SGD	395	04/2007	3	0	3
Sell		457	04/2007	0	(1)	(1)
Buy		1,735	07/2007	10	0	10
Buy	TWD	4,107	05/2007	0	0	0
Sell		3,176	05/2007	0	0	0

				$529	$(783)	$(254)

See Accompanying Notes	Annual Report	March 31, 2007	61

Summary Schedule of Investments  Total Return Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)	% OF NET ASSETS
BANK LOAN OBLIGATIONS
Total Bank Loan Obligations (Cost $328,800) (g)		$330,181	0.3%

CORPORATE BONDS & NOTES

BANKING & FINANCE
Bank of America Corp.
4.750% - 5.620% due 11/24/2008 - 10/14/2016	$402,100	402,864	0.4%

Citigroup, Inc.
4.200% - 6.125% due 06/04/2007 - 08/25/2036	1,053,954	1,054,741	1.0%

General Electric Capital Corp.
3.250% - 8.310% due 06/22/2007 - 05/05/2026	1,923,248	1,928,718	1.9%

Goldman Sachs Group, Inc. (l)
3.875% - 7.350% due 10/05/2007 - 02/15/2033	1,145,147	1,146,618	1.1%

HBOS Treasury Services PLC
5.320% - 5.400% due 07/17/2008 - 07/17/2009	127,600	127,786	0.1%

Lehman Brothers Holdings, Inc.
5.400% due 12/23/2008	478,200	478,288	0.5%

Morgan Stanley
3.625% - 6.750% due 07/27/2007 - 10/18/2016	1,064,732	1,066,054	1.0%

Royal Bank of Scotland Group PLC
5.350% - 9.118% due 12/21/2007 - 08/31/2049	371,095	380,900	0.4%

Other Banking & Finance (g)(l)		11,707,755	11.3%

Total Banking & Finance		18,293,724	17.7%

INDUSTRIALS
Total Industrials (g)(l)		4,498,944	4.3%

UTILITIES
Total Utilities (g)(l)		1,618,906	1.6%

Total Corporate Bonds & Notes (Cost $24,245,886)		24,411,574	23.6%

MUNICIPAL BONDS & NOTES
Total Municipal Bonds & Notes (Cost $488,597) (g)(l)		535,412	0.5%

U.S. GOVERNMENT AGENCIES
Fannie Mae
5.000% due 08/01/2035	977,657	945,824	0.9%
5.000% due 10/01/2035	1,591,776	1,539,947	1.5%
5.000% due 02/01/2036	767,073	742,097	0.7%
5.000% due 03/01/2036	3,645,434	3,526,737	3.4%
5.000% due 04/01/2037	631,700	610,380	0.6%
5.000% due 05/01/2037	1,134,600	1,096,307	1.1%
5.500% due 04/01/2034	614,679	609,754	0.6%
5.500% due 04/01/2034 (e)	158,015	156,769	0.2%
5.500% due 05/01/2034	2,093,495	2,076,892	2.0%
5.500% due 09/01/2034	1,236,898	1,226,433	1.2%
5.500% due 11/01/2034	1,291,483	1,280,557	1.2%
5.500% due 01/01/2035	1,288,692	1,277,678	1.2%
5.500% due 02/01/2035	2,322,342	2,302,332	2.2%
5.500% due 02/01/2035 (e)	324,383	321,826	0.3%
5.500% due 03/01/2035	1,118,199	1,108,151	1.1%
5.500% due 04/01/2035	1,285,433	1,273,768	1.2%
5.500% due 05/01/2035	1,511,731	1,497,958	1.4%
5.500% due 06/01/2035	980,783	971,835	0.9%
5.500% due 07/01/2035	809,903	802,519	0.8%
5.500% due 08/01/2035	735,136	728,428	0.7%
5.500% due 09/01/2035	772,587	765,536	0.7%
5.500% due 10/01/2035	592,668	587,259	0.6%
5.500% due 01/01/2036	1,930,797	1,913,169	1.9%
5.500% due 04/01/2036	876,411	867,657	0.8%
5.500% due 04/01/2037	1,504,550	1,489,035	1.4%
6.000% due 04/01/2037	1,102,850	1,111,121	1.1%
6.000% due 05/01/2037	3,202,900	3,225,922	3.1%

	PRINCIPAL AMOUNT (000S)		VALUE (000S)	% OF NET ASSETS
0.000% - 1122.425% due 06/01/2007 - 01/25/2048 (a)(b)(e)		$10,889,925	$10,811,966	10.5%

Federal Home Loan Bank
5.500% due 03/02/2009		198,600	198,600	0.2%

Freddie Mac
3.500% - 1007.500% due 05/01/2007 - 02/25/2045 (a)		2,543,007	2,556,286	2.5%

Other U.S. Government Agencies (a)(g)			823,134	0.8%

Total U.S. Government Agencies (Cost $48,642,421)			48,445,877	46.8%

U.S. TREASURY OBLIGATIONS
Treasury Inflation Protected Securities (c)
2.375% due 01/15/2025		567,955	571,815	0.6%

Other U.S. Treasury Obligations (g)			698,157	0.7%

Total U.S. Treasury Obligations (Cost $1,318,905)			1,269,972	1.3%

MORTGAGE-BACKED SECURITIES
Total Mortgage-Backed Securities (Cost $3,346,620) (a)(g)(l)			3,344,039	3.2%

ASSET-BACKED SECURITIES
Total Asset-Backed Securities (Cost $3,228,629) (g)			3,202,796	3.1%

SOVEREIGN ISSUES
Total Sovereign Issues (Cost $100,224) (g)			110,520	0.1%

FOREIGN CURRENCY-DENOMINATED ISSUES
Citigroup, Inc.
4.250% due 02/25/2030	EUR	60,000	72,843	0.1%

General Electric Capital Corp.
4.625% due 09/15/2066		10,000	13,264	0.0%

Other Foreign Currency-Denominated Issues (g)			541,573	0.5%

Total Foreign Currency-Denominated Issues (Cost $560,585)			627,680	0.6%

SHORT-TERM INSTRUMENTS

CERTIFICATES OF DEPOSIT
Abbey National Treasury Services PLC
5.270% due 07/02/2008		$494,200	494,389	0.5%

Citibank New York N.A.
5.310% due 05/22/2007		500,000	500,000	0.5%

Fortis Bank NY
5.265% - 5.300% due 04/28/2008 - 09/30/2008		495,400	495,475	0.5%

HBOS Treasury Services PLC
5.240% due 06/08/2007		3,300	3,268	0.0%

Royal Bank of Canada
5.230% - 5.267% due 05/21/2007 - 06/30/2008		778,820	777,185	0.8%

Royal Bank of Scotland Group PLC
5.262% - 5.265% due 03/26/2008 - 07/03/2008		572,540	572,509	0.5%

Societe Generale NY
5.258% - 5.270% due 06/20/2007 - 06/30/2008		404,030	404,033	0.4%

Unicredito Italiano SpA
5.295% due 07/23/2007		550,000	550,000	0.5%

Other Certificates of Deposit (g)			1,867,816	1.8%

Total Certificates of Deposit			5,664,675	5.5%

COMMERCIAL PAPER
Abbey National N.A. LLC
5.210% - 5.230% due 06/11/2007		730,000	723,680	0.7%

62	PIMCO Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)	% OF NET ASSETS
Bank of America Corp.
5.195% - 5.245% due 07/24/2007	$1,374,525	$1,363,018	1.3%

Barclays U.S. Funding Corp.
5.215% - 5.250% due 06/29/2007	763,600	759,750	0.7%

BNP Paribas Finance, Inc.
5.185% - 5.410% due 07/06/2007	503,800	497,931	0.5%

Dexia Delaware LLC
5.205% - 5.260% due 05/07/2007 - 06/13/2007	885,345	880,551	0.9%

Fannie Mae
5.080% - 5.140% due 04/04/2007 - 07/02/2007	57,200	56,609	0.1%

Federal Home Loan Bank
5.000% - 5.160% due 04/02/2007 - 04/13/2007	2,443,300	2,443,272	2.4%

Freddie Mac
5.050% - 5.145% due 04/04/2007 - 06/18/2007	48,956	48,656	0.1%

General Electric Capital Corp.
5.200% - 5.220% due 10/26/2007	800,700	788,659	0.8%

HBOS Treasury Services PLC
5.215% - 5.240% due 06/11/2007 - 06/29/2007	1,156,600	1,146,816	1.1%

Royal Bank of Scotland Group PLC
5.215% due 06/08/2007	226,200	223,897	0.2%

Santander Hispano Finance Delaware
5.170% - 5.245% due 06/14/2007	452,600	450,845	0.4%

Societe Generale NY
5.185% - 5.380% due 08/22/2007	882,700	874,153	0.8%

Swedbank AB
5.225% - 5.250% due 06/05/2007 - 06/21/2007	844,625	838,608	0.8%

UBS Finance Delaware LLC
5.160% - 5.240% due 08/01/2007	2,410,500	2,390,753	2.3%

Unicredito Italiano SpA
5.200% - 5.250% due 07/16/2007	813,700	807,055	0.8%

Other Commercial Paper (g)		5,111,207	4.9%

Total Commercial Paper		19,405,460	18.8%

REPURCHASE AGREEMENTS
Credit Suisse Securities (USA) LLC
5.125% due 04/02/2007 (Dated 03/30/2007. Collateralized by U.S. Treasury Inflation Protected Securities 3.500% due 01/15/2011 valued at $3,077. Repurchase proceeds are $3,001.)	3,000	3,000	0.0%

	PRINCIPAL AMOUNT (000S)	VALUE (000S)	% OF NET ASSETS
Lehman Brothers, Inc.
5.150% due 04/02/2007 (Dated 03/30/2007. Collateralized by U.S. Treasury Inflation Protected Securities 3.625% due 01/15/2008 valued at $20,114 and U.S. Treasury Notes 4.625% due 11/15/2016 valued at $383,675. Repurchase proceeds are $396,470.)	$396,300	$396,300	0.4%

UBS Securities LLC
5.150% due 04/02/2007 (Dated 03/30/2007. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% due 07/15/2014 valued at $715,528 and U.S. Treasury Strips 0.000% due 11/15/2021 valued at $388,696. Repurchase proceeds are $1,081,464.)	1,081,000	1,081,000	1.0%

Total Repurchase Agreements		1,480,300	1.4%

TRI-PARTY REPURCHASE AGREEMENTS
State Street Bank and Trust Co.
4.900% due 04/02/2007 (Dated 03/30/2007. Collateralized by Fannie Mae 4.375% - 6.000% due 05/15/2011 - 02/13/2017 valued at $442,781; Federal Home Loan Bank 5.375% due 07/17/2009 valued at $38,845; and Freddie Mac 5.250% -5.300% due 01/09/2012 - 10/19/2015 valued at $1,264. Repurchase proceeds are $473,613.)	473,420	473,420	0.5%

U.S. TREASURY BILLS
U.S. Treasury Bills
4.886% - 5.040% due 05/03/2007 - 06/21/2007 (d)(h)	970,640	960,362	0.9%

Total U.S. Treasury Bills		960,362	0.9%

Total Short-Term Instruments (Cost $27,985,673)		27,984,217	27.1%

Purchased Options
(Cost $540,640) (j)		605,216	0.6%

Total Investments (Cost $110,786,980) (f)		$110,867,484	107.2%

Written Options (Premiums $534,127) (k)		(606,273)	(0.6%)

Other Assets and Liabilities (Net)		(6,805,972)	(6.6%)

Net Assets		$103,455,239	100.0%

Notes to Summary Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	The grouping contains Interest only security.
(b)	The grouping contains Principal only security.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $133,835 have been pledged as collateral for swap and swaption contracts on March 31, 2007.
(e)	Securities with an aggregate market value of $574,765 have been pledged as collateral for delayed-delivery mortgage-backed securities on March 31, 2007.
(f)	As of March 31, 2007, portfolio securities with an aggregate value of $922,307 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(g)	Represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of March 31, 2007.

See Accompanying Notes	Annual Report	March 31, 2007	63

Summary Schedule of Investments  Total Return Fund  (Cont.)

(h)	Securities with an aggregate market value of $748,670 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2007	19,841	$(6,142)
90-Day Euribor December Futures	Long	12/2008	7,374	(1,499)
90-Day Euribor June Futures	Long	06/2008	38,787	(11,685)
90-Day Euribor March Futures	Long	03/2008	16,641	(8,828)
90-Day Euribor September Futures	Long	09/2008	7,282	(1,881)
90-Day Eurodollar December Futures	Long	12/2007	348,638	16,103
90-Day Eurodollar December Futures	Long	12/2008	40,350	33,135
90-Day Eurodollar June Futures	Long	06/2008	95,797	22,462
90-Day Eurodollar March Futures	Long	03/2008	251,869	38,240
90-Day Eurodollar September Futures	Long	09/2007	57,757	(17,900)
90-Day Eurodollar September Futures	Long	09/2008	24,737	23,400
90-Day Euroyen December Futures	Long	12/2007	28,012	5,710
90-Day Euroyen September Futures	Long	09/2007	20,951	4,460
Euro-Bund 10-Year Note June Futures	Long	06/2007	10,079	(8,865)
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 116.000	Short	06/2007	7,610	1,282
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 117.000	Short	06/2007	13,581	2,645
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 118.000	Short	06/2007	9,550	1,239
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 114.000	Short	06/2007	30,741	990
U.S. Treasury 2-Year Note June Futures	Short	06/2007	13,192	1,375
U.S. Treasury 10-Year Note June Futures	Short	06/2007	52,005	8,551
U.S. Treasury 30-Year Bond June Futures	Short	06/2007	12,571	13,994
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	16,436	(18,115)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	1,090	(48)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	16,227	(4,825)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	25,090	(12,400)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	7,888	(10,084)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	6,143	(4,350)

				$66,964

(i)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	SOFTBANK Corp. 1.750% due 03/31/2014	Sell	2.300%		09/20/2007	JPY	8,849,000	$672
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	0.600%		06/20/2007		$20,000	18
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%		09/20/2007		10,000	83
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.750%		12/20/2007		10,000	49
Bank of America	General Motors Acceptance Corp. 7.000% due 02/01/2012	Sell	0.550%		03/20/2008		11,000	(46)
Bank of America	Ryland Group, Inc. 5.375% due 06/01/2008	Buy	(0.370%	)	06/20/2008		2,500	1
Bank of America	Yum! Brands, Inc. 7.650% due 05/15/2008	Buy	(0.080%	)	06/20/2008		3,200	0
Bank of America	May Department Stores Co. 4.800% due 07/15/2009	Buy	(0.190%	)	09/20/2009		5,000	(4)
Bank of America	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.195%		03/20/2010		50,000	141
Bank of America	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.193%		03/20/2010		50,000	165
Bank of America	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.750%		09/20/2010		5,000	619
Bank of America	RadioShack Corp. 7.375% due 05/15/2011	Buy	(1.250%	)	06/20/2011		10,700	(118)
Bank of America	Canadian Natural Resources Ltd. 5.450% due 10/01/2012	Buy	(0.380%	)	12/20/2012		10,000	(60)
Bank of America	CNA Financial Corp. 5.850% due 12/15/2014	Buy	(0.690%	)	12/20/2014		10,600	(105)
Bank of America	Boston Scientific Corp. 6.400% due 06/15/2016	Buy	(0.910%	)	06/20/2016		10,500	184
Bank of America	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016		133,000	600
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.500%		12/20/2007		25,000	62
Barclays Bank PLC	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.260%		12/20/2008		12,000	9
Barclays Bank PLC	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%		12/20/2008		29,000	6
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%		12/20/2008		9,000	41
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%		12/20/2008		800	4
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.370%		03/20/2009		4,440	(4)
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.630%		03/20/2009		14,600	16
Barclays Bank PLC	Sealed Air Corp. 6.950% due 05/15/2009	Buy	(0.200%	)	06/20/2009		10,500	(25)
Barclays Bank PLC	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.295%	)	09/20/2011		15,000	9
Barclays Bank PLC	DaimlerChrysler N.A. Holding Corp. 5.750% due 09/08/2011	Buy	(0.535%	)	09/20/2011		15,000	(129)
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.980%		01/20/2012		15,000	155
Barclays Bank PLC	iStar Financial, Inc. 5.150% due 03/01/2012	Buy	(0.400%	)	03/20/2012		10,000	70
Barclays Bank PLC	XL Capital Europe PLC 6.500% due 01/15/2012	Buy	(0.310%	)	03/20/2012		10,600	12
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.620%		03/20/2013		20,900	647
Barclays Bank PLC	CitiFinancial, Inc. 6.625% due 06/01/2015	Buy	(0.145%	)	06/20/2015		11,000	25
Barclays Bank PLC	PSEG Power LLC 5.500% due 12/01/2015	Buy	(0.520%	)	12/20/2015		8,000	38
Barclays Bank PLC	Cardinal Health, Inc. 5.800% due 10/15/2016	Buy	(0.420%	)	12/20/2016		13,000	118
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.150%		06/20/2007		10,000	98
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%		06/20/2007		23,000	251

64	PIMCO Funds	See Accompanying Notes

March 31, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%		06/20/2007	$800	$9
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		06/20/2007	9,700	111
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.320%		09/20/2007	8,200	67
Bear Stearns & Co., Inc.	BellSouth Corp. 4.200% due 09/15/2009	Buy	(0.140%	)	09/20/2009	5,000	(10)
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 4.875% due 06/15/2010	Buy	(0.520%	)	06/20/2010	10,000	(83)
Bear Stearns & Co., Inc.	CSX Corp. 6.750% due 03/15/2011	Buy	(0.165%	)	03/20/2011	10,600	104
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 5.875% due 03/15/2011	Buy	(0.655%	)	03/20/2011	10,000	(129)
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 5.875% due 03/15/2011	Buy	(0.520%	)	03/20/2011	10,000	(84)
Bear Stearns & Co., Inc.	GATX Financial Corp. 6.273% due 06/15/2011	Buy	(0.220%	)	06/20/2011	10,500	(17)
Bear Stearns & Co., Inc.	Ryder System, Inc. 5.950% due 05/02/2011	Buy	(0.270%	)	06/20/2011	5,300	10
Bear Stearns & Co., Inc.	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.470%	)	06/20/2011	10,000	(63)
Bear Stearns & Co., Inc.	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%	)	09/20/2011	10,300	(54)
Bear Stearns & Co., Inc.	Kraft Foods, Inc. 5.625% due 11/01/2011	Buy	(0.160%	)	12/20/2011	10,000	27
Bear Stearns & Co., Inc.	Kraft Foods, Inc. 5.625% due 11/01/2011	Buy	(0.150%	)	12/20/2011	10,000	31
Bear Stearns & Co., Inc.	General Mills, Inc. 6.000% due 02/15/2012	Buy	(0.180%	)	03/20/2012	10,400	(8)
Bear Stearns & Co., Inc.	H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.390%	)	03/20/2012	15,400	(80)
Bear Stearns & Co., Inc.	H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.370%	)	03/20/2012	8,200	(36)
Bear Stearns & Co., Inc.	Kraft Foods, Inc. 6.250% due 06/01//2012	Buy	(0.170%	)	06/20/2012	10,400	43
Bear Stearns & Co., Inc.	CBS Corp. 5.625% due 08/15/2012	Buy	(0.590%	)	09/20/2012	15,000	(91)
Bear Stearns & Co., Inc.	Comcast Corp. 5.300% due 01/15/2014	Buy	(0.390%	)	03/20/2014	15,000	(67)
Bear Stearns & Co., Inc.	Maytag Corp. 5.000% due 05/15/2015	Buy	(0.460%	)	06/20/2015	10,000	237
Bear Stearns & Co., Inc.	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.480% due 10/15/2015	Buy	(0.285%	)	12/20/2015	10,000	87
Bear Stearns & Co., Inc.	Comcast Corp. 5.900% due 03/15/2016	Buy	(0.535%	)	03/20/2016	15,000	(139)
Bear Stearns & Co., Inc.	Goldman Sachs Group, Inc. floating rate based on 3-Month USD-LIBOR plus 0.450% due 03/22/2016	Buy	(0.330%	)	03/20/2016	10,000	51
Bear Stearns & Co., Inc.	Johnson Controls, Inc. 5.500% due 01/15/2016	Buy	(0.500%	)	03/20/2016	20,000	(176)
Bear Stearns & Co., Inc.	Loews Corp. 5.250% due 03/15/2016	Buy	(0.300%	)	03/20/2016	9,800	(60)
Bear Stearns & Co., Inc.	Loews Corp. 5.250% due 03/15/2016	Buy	(0.280%	)	03/20/2016	20,000	(93)
Bear Stearns & Co., Inc.	HSBC Finance Corp. floating rate based on 3-Month USD-LIBOR plus 0.430% due 06/01/2016	Buy	(0.220%	)	06/20/2016	10,000	(13)
Bear Stearns & Co., Inc.	PMI Group, Inc. 6.000% due 09/15/2016	Buy	(0.460%	)	09/20/2016	9,500	185
Bear Stearns & Co., Inc.	ABX Financing Co. 5.750% due 10/15/2016	Buy	(0.530%	)	12/20/2016	10,000	(112)
Bear Stearns & Co., Inc.	ONEOK Partners LP 6.150% due 10/01/2016	Buy	(0.660%	)	12/20/2016	10,200	(153)
Bear Stearns & Co., Inc.	Panama Government International Bond 8.875% due 09/30/2027	Sell	1.230%		02/20/2017	10,000	15
BNP Paribas Bank	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	0.560%		03/20/2008	10,000	(41)
BNP Paribas Bank	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.450%		06/20/2011	10,000	446
BNP Paribas Bank	HSBC Finance Corp. floating rate based on 3-Month USD-LIBOR plus 0.250% due 01/15/2014	Buy	(0.165%	)	12/20/2013	15,000	94
Citibank N.A.	Delhaize America, Inc. 9.000% due 04/15/2031	Sell	0.130%		03/20/2008	10,000	(9)
Citibank N.A.	El Paso Corp. 7.875% due 06/15/2012	Sell	0.210%		03/20/2008	10,000	(8)
Citibank N.A.	Reynolds American, Inc. 7.625% due 06/01/2016	Sell	0.150%		03/20/2008	10,000	(4)
Citibank N.A.	Williams Cos., Inc. 7.125% due 09/01/2011	Sell	0.230%		03/20/2008	10,000	(15)
Citibank N.A.	Newell Rubbermaid, Inc. 4.000% due 05/01/2010	Buy	(0.130%	)	06/20/2010	14,000	(9)
Citibank N.A.	Marriott International, Inc. 4.625% due 06/15/2012	Buy	(0.260%	)	06/20/2012	15,000	19
Citibank N.A.	CNA Financial Corp. 5.850% due 12/15/2014	Buy	(0.470%	)	12/20/2014	10,200	42
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.360%		09/20/2007	20,000	168
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.890%		12/20/2007	20,000	(30)
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%		12/20/2007	14,400	(15)
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.080%		03/20/2008	10,000	(7)
Credit Suisse First Boston	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	0.950%		03/20/2008	10,000	(1)
Credit Suisse First Boston	Centerpoint Energy, Inc. 5.875% due 06/01/2008	Buy	(0.170%	)	06/20/2008	10,300	(6)
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.400%		09/20/2008	10,000	377
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%		02/20/2009	500	0
Credit Suisse First Boston	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.220%		03/20/2009	2,200	(1)
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.270%		03/20/2009	8,600	(1)
Credit Suisse First Boston	May Department Stores Co. 4.800% due 07/15/2009	Buy	(0.160%	)	09/20/2009	10,000	0
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.160%		09/20/2010	3,000	315
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.170%		09/20/2010	5,000	526
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.650%		09/20/2010	2,000	241
Credit Suisse First Boston	Avon Products, Inc. 5.125% due 01/15/2011	Buy	(0.160%	)	03/20/2011	10,000	(21)
Credit Suisse First Boston	CVS Corp. 5.750% due 08/15/2011	Buy	(0.250%	)	09/20/2011	10,200	(32)
Credit Suisse First Boston	Health Care Property Investors, Inc. 5.950% due 09/15/2011	Buy	(0.530%	)	09/20/2011	7,350	(32)
Credit Suisse First Boston	John Deere Capital Corp. 5.650% due 07/25/2011	Buy	(0.140%	)	09/20/2011	9,000	(7)
Credit Suisse First Boston	Kaupthing Bank HF 5.750% due 10/04/2011	Buy	(0.550%	)	12/20/2011	20,000	(152)
Credit Suisse First Boston	Packaging Corp. of America 5.750% due 08/01/2013	Buy	(0.940%	)	09/20/2013	10,000	(181)
Credit Suisse First Boston	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	2.090%		05/20/2016	10,000	621
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	1.200%		02/20/2017	14,400	(10)
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.550%		09/20/2007	10,000	93

See Accompanying Notes	Annual Report	March 31, 2007	65

Summary Schedule of Investments  Total Return Fund  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.065%		12/20/2007	$100,000	$(27)
Deutsche Bank AG	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.260%		12/20/2007	3,000	3
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.065%		03/20/2008	200,000	(97)
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.070%		03/20/2008	100,000	(46)
Deutsche Bank AG	Morgan Stanley 6.600% due 04/01/2012	Sell	0.075%		03/20/2008	50,000	(28)
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.420%		12/20/2008	17,000	9
Deutsche Bank AG	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.250%		12/20/2008	9,800	6
Deutsche Bank AG	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.330%		12/20/2008	13,000	7
Deutsche Bank AG	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%		12/20/2008	14,000	66
Deutsche Bank AG	TXU Corp. 4.800% due 11/15/2009	Buy	(0.430%	)	12/20/2009	15,000	229
Deutsche Bank AG	JC Penney Corp., Inc. 8.000% due 03/01/2010	Buy	(0.270%	)	03/20/2010	17,500	(28)
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.760%		06/20/2011	10,000	551
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.770%		06/20/2011	10,000	554
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.830%		06/20/2011	10,000	574
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.920%		06/20/2011	10,000	605
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.020%		06/20/2011	10,000	638
Deutsche Bank AG	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.760%		07/20/2011	300	3
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.620%		09/20/2011	25,000	1,225
Deutsche Bank AG	Nationwide Health Properties, Inc. 6.500% due 07/15/2011	Buy	(0.620%	)	09/20/2011	13,600	(78)
Deutsche Bank AG	Kaupthing Bank HF 5.750% due 10/04/2011	Buy	(0.530%	)	12/20/2011	10,000	(68)
Deutsche Bank AG	Lennar Corp. 5.950% due 10/17/2011	Buy	(0.785%	)	12/20/2011	9,000	108
Deutsche Bank AG	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.980%		01/20/2012	7,500	78
Deutsche Bank AG	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.500%		01/20/2012	8,000	54
Deutsche Bank AG	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.365%	)	03/20/2012	20,000	(83)
Deutsche Bank AG	Countrywide Financial Corp. 6.250% due 05/15/2016	Buy	(0.710%	)	06/20/2016	26,000	388
Deutsche Bank AG	E.I. Du Pont De Nemours & Co. 5.250% due 12/15/2016	Buy	(0.210%	)	12/20/2016	10,000	18
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%		06/20/2007	600	6
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.900%		06/20/2007	12,000	142
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%		09/20/2007	7,400	63
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.450%		09/20/2007	10,000	88
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.750%		12/20/2007	10,000	49
Goldman Sachs & Co.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.045%		03/20/2008	100,000	(20)
Goldman Sachs & Co.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.050%		03/20/2008	35,000	(5)
Goldman Sachs & Co.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.055%		03/20/2008	90,000	(9)
Goldman Sachs & Co.	Anadarko Petroleum Corp. 6.125% due 03/15/2012	Sell	0.150%		03/20/2008	77,000	34
Goldman Sachs & Co.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.050%		03/20/2008	100,000	19
Goldman Sachs & Co.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.070%		03/20/2008	250,000	71
Goldman Sachs & Co.	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.170%		09/20/2010	5,000	526
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.050%		06/20/2011	10,000	648
Goldman Sachs & Co.	International Lease Finance Corp. 5.250% due 01/10/2013	Buy	(0.200%	)	03/20/2013	15,000	(13)
Goldman Sachs & Co.	Wells Fargo Bank N.A. 4.750% due 02/09/2015	Buy	(0.140%	)	03/20/2015	10,000	14
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	1,250,000	4,999
HSBC Bank USA	Ford Motor Corp. 7.450% due 07/16/2031	Sell	2.410%		06/20/2007	5,300	24
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.700%		06/20/2007	5,000	30
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.950%		09/20/2007	7,500	47
HSBC Bank USA	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.280%		11/20/2007	4,100	6
HSBC Bank USA	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.240%		02/20/2008	33,280	8
HSBC Bank USA	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.760%		01/20/2012	4,600	5
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.600%		06/20/2007	5,000	55
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		06/20/2007	3,500	40
JPMorgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%		06/20/2007	29,300	305
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.700%		09/20/2007	25,000	253
JPMorgan Chase & Co.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.080%		09/20/2007	50,000	4
JPMorgan Chase & Co.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.090%		09/20/2007	75,000	9
JPMorgan Chase & Co.	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.080%		09/20/2007	100,000	4
JPMorgan Chase & Co.	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.090%		09/20/2007	50,000	4
JPMorgan Chase & Co.	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.100%		09/20/2007	50,000	7
JPMorgan Chase & Co.	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.050%		12/20/2007	101,940	(9)
JPMorgan Chase & Co.	Morgan Stanley 6.600% due 04/01/2012	Sell	0.070%		12/20/2007	60,000	(24)
JPMorgan Chase & Co.	TRW, Inc. 6.250% due 01/15/2010	Buy	(0.110%	)	03/20/2010	5,000	(8)
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.150%		06/20/2010	10,000	376
JPMorgan Chase & Co.	Simon Property Group LP 4.600% due 06/15/2010	Buy	(0.180%	)	06/20/2010	8,000	(15)
JPMorgan Chase & Co.	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.440% due 01/21/2011	Buy	(0.340%	)	03/20/2011	10,000	(46)
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.600%		06/20/2011	15,000	745
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.320%		06/20/2011	10,000	739
JPMorgan Chase & Co.	Gannett Co., Inc. 5.750% due 06/01/2011	Buy	(0.330%	)	06/20/2011	10,300	(17)
JPMorgan Chase & Co.	Mattel, Inc. 6.125% due 06/15/2011	Buy	(0.400%	)	06/20/2011	10,300	(41)
JPMorgan Chase & Co.	Whirlpool Corp. 6.125% due 06/15/2011	Buy	(0.360%	)	06/20/2011	12,500	65
JPMorgan Chase & Co.	Health Care Property Investors, Inc. 5.950% due 09/15/2011	Buy	(0.610%	)	09/20/2011	5,000	(38)

66	PIMCO Funds	See Accompanying Notes

March 31, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co.	Xstrata Finance Canada Ltd. 5.500% due 11/16/2011	Buy	(0.290%	)	12/20/2011	$11,250	$(1)
JPMorgan Chase & Co.	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.730%		01/20/2012	12,600	(3)
JPMorgan Chase & Co.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.280%		03/20/2016	10,000	75
JPMorgan Chase & Co.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%		03/20/2016	6,950	146
JPMorgan Chase & Co.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.800%		03/20/2016	22,400	176
JPMorgan Chase & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	434,000	1,277
JPMorgan Chase & Co.	Panama Government International Bond 8.875% due 09/30/2027	Sell	1.250%		01/20/2017	2,800	10
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.150%		09/20/2007	5,000	37
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%		09/20/2007	7,800	67
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.500%		09/20/2007	10,600	96
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.550%		09/20/2007	15,000	140
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	0.410%		11/20/2007	50,000	99
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.900%		12/20/2007	20,000	(29)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%		12/20/2007	25,900	(27)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.850%		12/20/2007	20,000	114
Lehman Brothers, Inc.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.050%		03/20/2008	250,000	(39)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	0.520%		03/20/2008	20,000	(90)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.550%		03/20/2008	10,000	62
Lehman Brothers, Inc.	Qwest Corp. 7.200% due 11/10/2026	Sell	0.170%		03/20/2008	10,000	(6)
Lehman Brothers, Inc.	Ford Motor Credit Co. 6.625% due 06/16/2008	Buy	(1.070%	)	06/20/2008	37,000	163
Lehman Brothers, Inc.	Proctor & Gamble Co. 4.950% due 08/15/2014	Sell	0.070%		09/20/2008	370,000	235
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%		12/20/2008	3,500	1
Lehman Brothers, Inc.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%		12/20/2008	300	0
Lehman Brothers, Inc.	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.320%		12/20/2008	29,000	9
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%		12/20/2008	29,000	124
Lehman Brothers, Inc.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.320%		03/20/2009	4,900	(1)
Lehman Brothers, Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.310%		03/20/2009	12,800	2
Lehman Brothers, Inc.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.190%		03/20/2010	50,000	162
Lehman Brothers, Inc.	People’s Republic of China Government International Bond 4.750% due 10/29/2013	Sell	0.230%		03/20/2010	50,000	224
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.875% due 06/15/2010	Buy	(2.310%	)	06/20/2010	40,000	533
Lehman Brothers, Inc.	Newell Rubbermaid, Inc. 4.000% due 05/01/2010	Buy	(0.190%	)	06/20/2010	10,000	(25)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.760%		03/20/2011	10,000	549
Lehman Brothers, Inc.	Anadarko Finance Co. 6.750% due 05/01/2011	Buy	(0.260%	)	06/20/2011	10,600	(1)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.050%		06/20/2011	10,000	648
Lehman Brothers, Inc.	Kellogg Co. 6.600% due 04/01/2011	Buy	(0.110%	)	06/20/2011	10,500	5
Lehman Brothers, Inc.	Transocean, Inc. 6.625% due 04/15/2011	Buy	(0.280%	)	06/20/2011	5,600	(16)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.430%		10/20/2011	25,000	889
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.120%		11/20/2011	2,500	49
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.140%		11/20/2011	50,000	1,027
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	0.850%		11/20/2011	44,300	349
Lehman Brothers, Inc.	EnCana Corp. 6.300% due 11/01/2011	Buy	(0.230%	)	12/20/2011	10,300	(28)
Lehman Brothers, Inc.	International Lease Finance Corp. 5.400% due 02/15/2012	Buy	(0.170%	)	03/20/2012	20,000	(12)
Lehman Brothers, Inc.	WellPoint, Inc. 6.375% due 01/15/2012	Buy	(0.100%	)	03/20/2012	10,800	9
Lehman Brothers, Inc.	Sprint Capital Corp. 8.375% due 03/15/2012	Buy	(0.545%	)	06/20/2012	11,000	22
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.720%		05/20/2013	30,000	1,236
Lehman Brothers, Inc.	Miller Brewing Co. 5.500% due 08/15/2013	Buy	(0.400%	)	09/20/2013	15,000	(20)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.210%		01/20/2014	25,000	172
Lehman Brothers, Inc.	BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325%	)	09/20/2014	35,000	(134)
Lehman Brothers, Inc.	PC Financial Partnership 5.000% due 11/15/2014	Buy	(0.480%	)	12/20/2014	10,000	(80)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.920%		03/20/2016	25,000	1,084
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.980%		03/20/2016	6,900	328
Lehman Brothers, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%		03/20/2016	41,200	864
Lehman Brothers, Inc.	PMI Group, Inc. 6.000% due 09/15/2016	Buy	(0.420%	)	09/20/2016	15,000	336
Lehman Brothers, Inc.	Morgan Stanley floating rate based on 3-Month USD LIBOR plus 0.450% due 10/18/2016	Buy	(0.340%	)	12/20/2016	20,000	143
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%		06/20/2007	4,000	43
Merrill Lynch & Co., Inc.	ORIX Corp. 5.480% due 11/22/2011	Buy	(0.280%	)	12/20/2011	20,000	(48)
Merrill Lynch & Co., Inc.	International Lease Finance Corp. 5.350% due 03/01/2012	Buy	(0.130%	)	03/20/2012	20,000	23
Merrill Lynch & Co., Inc.	Reed Elsevier Capital, Inc. 4.625% due 06/15/2012	Buy	(0.290%	)	06/20/2012	5,000	(12)
Merrill Lynch & Co., Inc.	MDC Holdings, Inc. 7.000% due 12/01/2012	Buy	(1.350%	)	12/20/2012	10,500	68
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.710%		05/20/2013	15,000	609
Merrill Lynch & Co., Inc.	Exelon Corp. 4.900% due 06/15/2015	Buy	(0.520%	)	06/20/2015	10,000	139
Merrill Lynch & Co., Inc.	Dominion Resources, Inc. 5.200% due 01/15/2016	Buy	(0.430%	)	03/20/2016	15,000	35
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.950%		04/20/2016	300	16
Merrill Lynch & Co., Inc.	Health Care Property Investors, Inc. 6.300% due 09/15/2016	Buy	(0.650%	)	09/20/2016	13,500	101
Merrill Lynch & Co., Inc.	Bank of America Corp. floating rate based on 3-Month USD-LIBOR plus 0.260% due 10/14/2016	Buy	(0.170%	)	12/20/2016	5,000	19
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%		06/20/2007	7,300	80
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		06/20/2007	18,900	216
Morgan Stanley	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.460%		06/20/2007	41,800	84
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.200%		09/20/2007	5,900	45

See Accompanying Notes	Annual Report	March 31, 2007	67

Summary Schedule of Investments  Total Return Fund  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.250%		09/20/2007	$10,400	$81
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.750%		12/20/2007	10,000	49
Morgan Stanley	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.260%		12/20/2007	58,000	53
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.480%		12/20/2007	47,800	108
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.750%		03/20/2008	15,000	(82)
Morgan Stanley	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.305%		12/20/2008	43,000	39
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.610%		02/20/2009	23,580	34
Morgan Stanley	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.450%		03/20/2009	14,300	10
Morgan Stanley	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.310%		03/20/2009	3,500	(4)
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		03/20/2011	10,000	546
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%		06/20/2011	20,000	927
Morgan Stanley	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.640%	)	06/20/2011	5,200	(67)
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.140%		11/20/2011	50,000	1,027
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.870%		11/20/2011	50,000	434
Morgan Stanley	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.750%		01/20/2012	44,400	29
Morgan Stanley	AmerisourceBergen Corp. 5.625% due 09/15/2012	Buy	(0.600%	)	09/20/2012	10,000	(53)
Morgan Stanley	Masco Corp. 5.875% due 07/15/2012	Buy	(0.580%	)	09/20/2012	5,000	37
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.660%		03/20/2013	47,000	1,551
Morgan Stanley	Kroger Co. 5.500% due 02/01/2013	Buy	(0.530%	)	03/20/2013	5,000	(8)
Morgan Stanley	Wyeth 5.500% due 03/15/2013	Buy	(0.150%	)	03/20/2013	10,000	(20)
Morgan Stanley	Masco Corp. 7.125% due 08/15/2013	Buy	(0.680%	)	09/20/2013	10,800	88
Morgan Stanley	Toll Brothers Finance Corp. 5.950% due 09/15/2013	Buy	(1.390%	)	09/20/2013	9,800	74
Morgan Stanley	iStar Financial, Inc. 5.950% due 10/15/2013	Buy	(0.600%	)	12/20/2013	10,000	30
Morgan Stanley	Plains All American Pipeline LP 5.625% due 12/15/2013	Buy	(0.550%	)	12/20/2013	10,000	(77)
Morgan Stanley	Comcast Corp. 5.300% due 01/15/2014	Buy	(0.360%	)	03/20/2014	11,500	(31)
Morgan Stanley	PPL Energy Supply LLC 5.700% due 10/15/2015	Buy	(0.600%	)	12/20/2015	5,000	10
Morgan Stanley	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.780%		03/20/2016	22,400	144
Morgan Stanley	Omnicom Group, Inc. 5.900% due 04/15/2016	Buy	(0.380%	)	06/20/2016	9,600	(51)
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.520%		01/20/2017	6,000	101
Royal Bank of Canada	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.330%		12/20/2011	50,000	516
Royal Bank of Scotland Group PLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	0.600%		06/20/2007	50,000	45
Royal Bank of Scotland Group PLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	0.850%		06/20/2007	20,000	31
Royal Bank of Scotland Group PLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.750%		12/20/2007	40,000	198
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.310%		12/20/2007	4,800	4
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.390%		12/20/2008	33,000	0
Royal Bank of Scotland Group PLC	Landsbanki Islands HF floating rate based on 3-Month USD-LIBOR plus 0.700% due 08/25/2009	Buy	(0.330%	)	09/20/2009	18,000	(76)
Royal Bank of Scotland Group PLC	WellPoint, Inc. 5.000% due 01/15/2011	Buy	(0.165%	)	03/20/2011	11,000	(33)
Royal Bank of Scotland Group PLC	General Motors Acceptance Corp. 6.000% due 04/01/2011	Buy	(1.250%	)	06/20/2011	15,000	255
Royal Bank of Scotland Group PLC	CVS Corp. 5.750% due 08/15/2011	Buy	(0.240%	)	09/20/2011	6,200	(17)
Royal Bank of Scotland Group PLC	DaimlerChrysler N.A. Holding Corp. 5.750% due 09/08/2011	Buy	(0.480%	)	09/20/2011	10,000	(64)
Royal Bank of Scotland Group PLC	Landsbanki Islands HF 6.100% due 08/25/2011	Buy	(0.395%	)	09/20/2011	10,300	(66)
Royal Bank of Scotland Group PLC	Simon Property Group LP 5.600% due 09/01/2011	Buy	(0.220%	)	09/20/2011	5,100	(10)
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.310%		12/20/2011	44,300	420
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.085%		03/20/2012	24,270	(53)
Royal Bank of Scotland Group PLC	NiSource Finance Corp. 6.150% due 03/01/2013	Buy	(0.540%	)	03/20/2013	12,400	(58)
Royal Bank of Scotland Group PLC	AutoZone, Inc. 5.500% due 11/15/2015	Buy	(0.810%	)	12/20/2015	10,000	(166)
Royal Bank of Scotland Group PLC	Centex Corp. 6.500% due 05/01/2016	Buy	(0.830%	)	06/20/2016	10,000	545
Royal Bank of Scotland Group PLC	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.320%	)	12/20/2016	15,000	130
Royal Bank of Scotland Group PLC	Time Warner, Inc. 5.875% due 11/15/2016	Buy	(0.700%	)	12/20/2016	12,000	(157)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.150%		06/20/2007	10,000	72
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.800%		06/20/2007	10,000	116
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.900%		06/20/2007	6,000	71
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	0.850%		06/20/2007	20,000	31
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%		09/20/2007	5,000	43
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.720%		09/20/2007	25,000	255
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.900%		12/20/2007	20,000	(29)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.750%		12/20/2007	30,000	148
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.800%		12/20/2007	20,000	106
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.350%		12/20/2010	10,000	729
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		03/20/2011	5,000	273
UBS Warburg LLC	Boston Scientific Corp. 6.000% due 06/15/2011	Buy	(0.500%	)	06/20/2011	10,000	36
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.470%		06/20/2011	25,000	1,133
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.800%		06/20/2011	25,000	1,411
UBS Warburg LLC	Capital One Financial Corp. 5.700% due 09/15/2011	Buy	(0.350%	)	09/20/2011	10,000	31
UBS Warburg LLC	Bank of America Corp. floating rate based on 3-Month USD-LIBOR plus 0.260% due 10/14/2016	Buy	(0.170%	)	12/20/2016	35,000	134

							$42,623

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

68	PIMCO Funds	See Accompanying Notes

March 31, 2007

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.000%	06/20/2009	AUD	285,300	$(1,192)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	12.860%	01/04/2010	BRL	7,100	61
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010		203,900	2,189
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	14.370%	01/04/2010		193,200	4,881
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		427,800	3,830
Merrill Lynch & Co., Inc.	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2027	CAD	51,800	(1,305)
Royal Bank of Canada	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2027		128,100	(2,746)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EUR	50,700	1,171
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		105,800	80
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		65,400	1,297
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	03/20/2009		290,700	2
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		74,100	0
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		266,400	352
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		74,030	0
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		75,400	0
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		58,500	1,373
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008	GBP	752,700	797
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		2,418,300	(5,469)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		1,417,100	(1,841)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/16/2011		1,930	(105)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		92,900	3,628
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		258,300	25,170
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		100,500	(409)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008		417,800	320
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		863,700	(3,907)
HSBC Bank USA	6-Month GBP-LIBOR	Pay	4.500%	12/20/2007		1,774,100	(37,460)
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009	GBP	387,000	(926)
HSBC Bank USA	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009		325,000	(13,989)
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		214,800	16,612
Lehman Brothers, Inc.	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009		130,500	(5,612)
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009		154,700	(6,676)
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		54,200	2,237
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		385,600	(1,359)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		396,000	(3,100)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		359,300	34,286
UBS Warburg LLC	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009		250,000	(10,807)
Barclays Bank PLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009	JPY	38,530,000	(87)
Barclays Bank PLC	6-Month JPY-LIBOR	Pay	2.000%	12/15/2016		24,000,000	(256)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		284,820,000	1,768
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		61,800,000	306
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		133,880,000	3,834
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		131,879,000	2,046
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.500%	12/20/2026		36,740,000	(1,401)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		45,840,000	2,919
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		51,874,000	(618)
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		21,260,000	228
Morgan Stanley	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		16,770,000	897
Morgan Stanley	6-Month JPY-LIBOR	Pay	2.500%	12/20/2026		15,980,000	1,720
Royal Bank of Scotland Group PLC	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		36,474,000	(494)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/19/2008		679,100,000	2,563
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		37,780,000	273
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		760,970,000	2,832
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		98,550,000	3,431
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		25,640,000	2,388
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016	MXN	190,000	936
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		814,300	2,788
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		921,900	1,594
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		488,500	1,433
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	8.900%	09/12/2016		483,200	2,907
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		4,528,600	2,008
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		402,600	(6,585)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		2,037,500	(1,992)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/20/2026		4,100	193
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		75,000	(2,555)
Citibank N.A.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		534,000	(10,940)
Credit Suisse First Boston	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		1,954,100	5,574
Credit Suisse First Boston	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		299,700	(3,762)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2008		7,112,800	18,224
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		12,711,900	52,565
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		1,205,150	(44,665)
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		1,061,870	7,794
JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		175,000	(5,956)

See Accompanying Notes	Annual Report	March 31, 2007	69

Summary Schedule of Investments  Total Return Fund  (Cont.)

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	06/20/2009	MXN	585,500	$(3,476)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	06/20/2012		60,000	(193)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		654,230	(13,750)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		638,500	(532)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2008		17,168,400	34,761
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		2,981,900	8,882
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	0.000%	06/20/2037		160,000	(2,289)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		1,213,200	(36,154)
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		1,438,400	(328)
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	12/20/2026		38,700	1,811

							$32,025

(j)	Purchased options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar June Futures	$ 91.000	06/18/2007	6,511	$62	$0
Put - CME 90-Day Eurodollar June Futures	91.250	06/18/2007	68,157	647	1
Put - CME 90-Day Eurodollar June Futures	92.250	06/16/2008	100	1	0
Put - CME 90-Day Eurodollar September Futures	90.250	09/17/2007	25,000	238	0
Put - CME 90-Day Eurodollar September Futures	90.500	09/17/2007	33,374	317	0
Put - CME 90-Day Eurodollar September Futures	90.750	09/17/2007	40,000	380	0
Put - CME 90-Day Eurodollar September Futures	91.000	09/17/2007	42,501	404	0

				$2,049	$1

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call -OTC 2-Year Interest Rate Swap	Barclays Bank PLC	6-month EUR-LIBOR	Pay	3.960%	07/02/2007	EUR	815,000	$3,751	$106
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-month EUR-LIBOR	Pay	3.960%	07/02/2007		3,827,000	21,655	496
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-month EUR-LIBOR	Pay	4.100%	07/02/2007		1,849,000	10,304	1,057
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-month EUR-LIBOR	Pay	3.960%	07/02/2007		1,748,000	8,450	227
Call - OTC 2-Year Interest Rate Swap	Credit Suisse First Boston	6-month GBP-LIBOR	Pay	5.080%	06/15/2007	GBP	402,300	1,862	13
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-month GBP-LIBOR	Pay	5.080%	06/15/2007		258,700	1,475	8
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-month GBP-LIBOR	Pay	5.058%	06/15/2007		638,000	2,890	16
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Pay	4.900%	07/02/2007		$5,915,000	21,885	16,412
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Pay	4.800%	08/08/2007		2,331,000	9,493	6,239
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Pay	4.900%	08/08/2007		1,143,000	5,029	4,051
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Pay	5.000%	02/01/2008		733,600	2,843	5,269
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Pay	5.200%	02/01/2008		6,900,000	35,362	66,145
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Pay	4.750%	02/01/2008		955,000	2,746	2,383
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Pay	4.750%	03/31/2008		1,150,000	6,900	6,183
Call - OTC 1-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Pay	4.700%	08/08/2007		2,744,000	6,131	1,614
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	02/01/2008		4,600,000	20,930	33,036
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	4.750%	03/31/2008		7,680,300	40,650	41,292
Call - OTC 1-Year Interest Rate Swap	Morgan Stanley	3-month USD-LIBOR	Pay	4.750%	02/01/2008		1,955,000	5,621	4,877
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.250%	06/07/2007		4,539,700	19,975	29,009
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.500%	06/30/2007		4,463,000	21,422	48,950
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	4.750%	07/02/2007		2,337,600	9,672	3,805
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	4.850%	07/02/2007		4,800,000	12,480	2,664
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.250%	07/02/2007		11,981,000	63,009	83,891
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.370%	07/02/2007		6,289,700	24,247	55,683
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	4.900%	08/08/2007		4,422,000	10,005	5,201
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.000%	08/08/2007		5,433,000	6,927	8,718
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	4.900%	10/25/2007		3,342,000	13,452	16,477
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.000%	02/01/2008		7,117,400	35,293	51,115
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	4.750%	03/31/2008		16,815,200	96,903	90,404
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Pay	5.250%	06/07/2007		877,000	3,227	5,604

								$524,589	$590,945

70	PIMCO Funds	See Accompanying Notes

March 31, 2007

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY 103.800	03/17/2010	$90,000	$3,920	$4,679
Put - OTC U.S. dollar versus Japanese yen	103.800	03/17/2010	90,000	3,921	3,430
Call - OTC U.S. dollar versus Japanese yen	104.650	03/31/2010	73,000	3,321	3,321
Put - OTC U.S. dollar versus Japanese yen	104.650	03/31/2010	73,000	2,840	2,840

				$14,002	$14,270

(k)	Written options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$ 108.000	05/25/2007	17,440	$6,954	$13,898
Call - CBOT U.S. Treasury 10-Year Note June Futures	109.000	05/25/2007	7,292	1,699	2,848
Call - CBOT U.S. Treasury 10-Year Note June Futures	110.000	05/25/2007	3,600	889	619
Put - CBOT U.S. Treasury 10-Year Note June Futures	104.000	05/25/2007	5,081	460	79
Put - CBOT U.S. Treasury 10-Year Note June Futures	105.000	05/25/2007	26,544	6,453	830
Put - CBOT U.S. Treasury 10-Year Note June Futures	107.000	05/25/2007	3,600	944	1,069

				$17,399	$19,343

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	6-month EUR-LIBOR	Receive	4.100%	07/02/2007	EUR	310,000	$3,714	$735
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	6-month EUR-LIBOR	Receive	4.100%	07/02/2007		1,625,000	21,903	3,855
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	6-month EUR-LIBOR	Receive	4.230%	07/02/2007		785,000	10,124	4,191
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-month EUR-LIBOR	Receive	4.100%	07/02/2007		741,000	8,366	1,758
Call - OTC 8-Year Interest Rate Swap	Credit Suisse First Boston	6-month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP	114,800	1,859	23
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-month GBP-LIBOR	Receive	4.850%	06/15/2007		73,500	1,467	15
Call - OTC 8-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-month GBP-LIBOR	Receive	4.850%	06/15/2007		183,000	2,902	36
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Receive	5.000%	07/02/2007		$2,574,000	21,107	18,269
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Receive	4.900%	08/08/2007		1,013,000	8,914	6,326
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Receive	5.100%	02/01/2008		319,000	2,855	4,588
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Receive	5.280%	02/01/2008		3,000,000	34,875	57,383
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Receive	4.900%	02/01/2008		220,400	2,744	2,235
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.900%	03/31/2008		500,000	6,695	5,486
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.850%	08/08/2007		450,000	6,131	2,225
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.100%	02/01/2008		2,000,000	21,580	28,763
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.900%	03/31/2008		3,302,000	38,898	36,222
Call - OTC 5-Year Interest Rate Swap	Morgan Stanley	3-month USD-LIBOR	Receive	4.900%	02/01/2008		429,600	5,349	4,356
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.340%	06/07/2007		1,974,000	20,076	32,877
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.600%	06/29/2007		1,940,000	21,437	53,129
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	4.950%	07/02/2007		1,063,900	11,490	6,387
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.000%	07/02/2007		1,015,100	10,608	7,205
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.370%	07/02/2007		5,207,000	62,924	96,048
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.500%	07/02/2007		2,062,300	23,765	54,828
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	4.900%	08/08/2007		1,013,000	6,762	6,326
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	4.900%	08/08/2007		737,000	8,549	4,351
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.000%	08/08/2007		381,000	4,338	3,122
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.010%	10/25/2007		1,457,000	13,413	15,591
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.100%	02/01/2008		3,094,100	37,129	44,498
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	4.900%	03/31/2008		7,287,100	93,499	79,938
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.325%	06/07/2007		383,000	3,255	6,164

								$516,728	$586,930

(l)	Restricted securities as of March 31, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
DLJ Mortgage Acceptance Corp.	6.502%	08/01/2021	07/21/1992	$452	$439	0.00%
Goldman Sachs Group, Inc.	6.000	12/31/2007	06/24/1993	1,379	1,361	0.00
Mazda Manufacturing Corp.	10.500	07/01/2008	08/30/1993	504	488	0.00
Mazda Motor Corp.	10.500	07/01/2008	03/14/2003	56	54	0.00
Southbridge, Massachusetts Associates LLC Revenue Bonds, (MBIA Insured), Series 2000	7.590	02/01/2022	10/10/2000	30,621	36,316	0.04
United Airlines, Inc.	11.080	05/27/2024	12/28/2001	825	1,314	0.00
United Telecom, Inc.	6.890	07/01/2008	09/22/2003	710	699	0.00
United Telephone Co. of the Northwest	6.890	07/01/2008	05/02/2002	2,714	2,757	0.00
Wilmington Trust Corp.	10.500	07/01/2008	03/14/2003	176	172	0.00

				$37,437	$43,600	0.04%

See Accompanying Notes	Annual Report	March 31, 2007	71

Summary Schedule of Investments Total Return Fund (Cont.)	March 31, 2007

(m)	Short sales outstanding on March 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.500%	04/01/2037	$3,000,000	$2,967,188	$2,969,064
Fannie Mae	5.500	05/01/2037	4,281,000	4,252,906	4,235,514
Freddie Mac	5.500	04/01/2037	300,000	297,035	296,907
U.S. Treasury Notes	4.625	02/15/2017	344,500	348,010	346,285

				$7,865,139	$7,847,770

(2) Market value includes $2,377 of interest payable on short sales.

(n)	Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	228,382	04/2007	$6,257	$0	$6,257
Buy	BRL	1,084,237	05/2007	29,109	0	29,109
Sell		1,088,332	05/2007	0	(2,471)	(2,471)
Buy		604,884	06/2007	19,398	0	19,398
Buy		1,061,646	10/2007	2,381	(726)	1,655
Buy		311,406	03/2008	1	(108)	(107)
Sell	CAD	7,410	04/2007	0	(87)	(87)
Buy	CNY	1,383	04/2007	0	(1)	(1)
Sell		1,383	04/2007	1	0	1
Buy		138,303	09/2007	417	0	417
Buy		1,094,415	10/2007	3,229	0	3,229
Buy		1,578,074	11/2007	2,486	0	2,486
Sell		233,561	11/2007	38	0	38
Buy		744,295	01/2008	5	(88)	(83)
Buy	EUR	98,624	04/2007	58	0	58
Sell		522,908	04/2007	0	(340)	(340)
Buy	GBP	10,052	04/2007	109	0	109
Sell		279,458	04/2007	0	(3,437)	(3,437)
Buy	INR	1,487,285	05/2007	829	0	829
Buy		1,199,042	06/2007	359	0	359
Sell	JPY	55,751,415	05/2007	7	(12,695)	(12,688)
Buy	KRW	147,255,039	04/2007	0	(672)	(672)
Sell		31,452,135	04/2007	87	0	87
Buy		220,270,340	05/2007	0	(945)	(945)
Sell		161,765,596	05/2007	42	(50)	(8)
Buy		33,866,800	06/2007	119	0	119
Buy		41,217,168	09/2007	140	0	140
Sell		40,161,848	09/2007	0	(26)	(26)
Buy	MXN	3,699,431	04/2007	0	(3,740)	(3,740)
Sell		3,698,335	04/2007	1	(1,247)	(1,246)
Buy		3,692,579	09/2007	1,250	0	1,250
Buy		5,757	03/2008	0	(1)	(1)
Buy	NZD	49,325	04/2007	563	0	563
Sell		58,583	04/2007	0	(2,506)	(2,506)
Buy	PLN	227,840	04/2007	320	(527)	(207)
Sell		227,840	04/2007	0	(303)	(303)
Buy		19,418	09/2007	23	0	23
Buy		208,422	03/2008	301	0	301
Buy	RUB	3,960,174	09/2007	1,463	0	1,463
Buy		3,923,577	11/2007	1,951	0	1,951
Buy		6,340,037	12/2007	2,281	0	2,281
Buy	SGD	469,931	04/2007	2,951	0	2,951
Sell		64,633	04/2007	0	(121)	(121)
Buy		198,508	07/2007	1,110	0	1,110
Buy		55,939	09/2007	370	0	370
Buy		15,471	10/2007	5	0	5
Buy	TWD	311,248	04/2007	0	(81)	(81)
Sell		311,248	04/2007	2	0	2
Buy		8,781,230	05/2007	3	(91)	(88)
Sell		1,122,074	05/2007	0	(22)	(22)
Buy		311,248	06/2007	0	(6)	(6)

				$77,666	$(30,291)	$47,375

72	PIMCO Funds	See Accompanying Notes

(THIS PAGE INTENTIONALLY LEFT BLANK)

Annual Report	March 31, 2007	73

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

All Asset Fund
Class R
03/31/2007	$12.61	$0.66	$0.20	$0.86	$(0.66)	$(0.04)
01/31/2006 - 03/31/2006	12.85	0.03	(0.21)	(0.18)	(0.06)	0.00

Foreign Bond Fund (U.S. Dollar-Hedged)
Class R
03/31/2007	$10.30	$0.29	$0.05	$0.34	$(0.24)	$(0.21)
03/31/2006	10.56	0.29	0.03	0.32	(0.25)	(0.33)
03/31/2005	10.52	0.21	0.34	0.55	(0.20)	(0.31)
03/31/2004	10.70	0.26	0.02	0.28	(0.25)	(0.21)
12/31/2002 - 03/31/2003	10.58	0.09	0.11	0.20	(0.05)	0.00

High Yield Fund
Class R
03/31/2007	$9.77	$0.62	$0.18	$0.80	$(0.62)	$(0.01)
03/31/2006	9.70	0.65	0.07	0.72	(0.65)	0.00
03/31/2005	9.69	0.60	0.02	0.62	(0.61)	0.00
03/31/2004	8.90	0.61	0.81	1.42	(0.63)	0.00
12/31/2002 - 03/31/2003	8.52	0.17	0.38	0.55	(0.17)	0.00

Low Duration Fund
Class R
03/31/2007	$9.90	$0.39	$0.06	$0.45	$(0.40)	$0.00
03/31/2006	10.11	0.30	(0.17)	0.13	(0.30)	(0.04)
03/31/2005	10.31	0.15	(0.14)	0.01	(0.15)	(0.06)
03/31/2004	10.33	0.14	0.07	0.21	(0.18)	(0.05)
12/31/2002 - 03/31/2003	10.27	0.05	0.07	0.12	(0.06)	0.00

Real Return Fund
Class R
03/31/2007	$10.82	$0.30	$0.16	$0.46	$(0.30)	$(0.08)
03/31/2006	11.42	0.43	(0.41)	0.02	(0.47)	(0.15)
03/31/2005	11.79	0.25	0.06	0.31	(0.36)	(0.32)
03/31/2004	11.42	0.20	1.00	1.20	(0.32)	(0.51)
12/31/2002 - 03/31/2003	11.26	0.07	0.16	0.23	(0.07)	0.00

Short-Term Fund
Class R
03/31/2007	$9.98	$0.42	$0.00	$0.42	$(0.41)	$(0.03)
03/31/2006	10.01	0.31	(0.05)	0.26	(0.29)	0.00
03/31/2005	10.07	0.12	(0.04)	0.08	(0.11)	(0.03)
03/31/2004	10.04	0.07	0.07	0.14	(0.10)	(0.01)
12/31/2002 - 03/31/2003	9.99	0.04	0.06	0.10	(0.05)	0.00

StocksPLUS® Fund
Class R
03/31/2007	$10.29	$0.40	$0.67	$1.07	$(0.39)	$0.00
03/31/2006	9.63	0.28	0.60	0.88	(0.22)	0.00
03/31/2005	9.63	0.09	0.39	0.48	(0.48)	0.00
03/31/2004	7.71	0.05	2.56	2.61	(0.69)	0.00
12/31/2002 - 03/31/2003	7.90	0.02	(0.21)	(0.19)	0.00	0.00

Total Return Fund
Class R
03/31/2007	$10.33	$0.43	$0.14	$0.57	$(0.43)	$(0.04)
03/31/2006	10.57	0.36	(0.16)	0.20	(0.34)	(0.08)
03/31/2005	10.94	0.19	(0.04)	0.15	(0.19)	(0.33)
03/31/2004	10.79	0.19	0.38	0.57	(0.24)	(0.18)
12/31/2002 - 03/31/2003	10.67	0.08	0.12	0.20	(0.08)	0.00

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) PIMCO and the Distributor have contractually agreed to waive 0.05% of the Fund’s administrative fee and distribution and/or service/12b-1 Fees.

(c) Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.05% to 0.35%.

(d) Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.05% to 0.35%.

(e) Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.025% to 0.175%.

(f) Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.30%.

74	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.70)	$12.77	7.01%	$36	1.135	%(e)	1.135	%(e)	5.23%		86%
0.00	(0.06)	12.61	(1.38)	10	1.15	*	1.15	*	1.25	*	56

$(0.02)	$(0.47)	$10.17	3.33%	$4,860	1.20%		1.20%		2.84%		653%
0.00	(0.58)	10.30	3.09	4,025	1.20		1.20		2.80		571
0.00	(0.51)	10.56	5.30	998	1.20		1.20		2.02		477
0.00	(0.46)	10.52	2.71	73	1.22		1.20		2.46		711
(0.03)	(0.08)	10.70	1.93	10	1.20	*	1.20	*	3.02	*	589

$0.00	$(0.63)	$9.94	8.49%	$16,405	1.15%		1.15%		6.40%		75%
0.00	(0.65)	9.77	7.67	13,138	1.15		1.15		6.62		105
0.00	(0.61)	9.70	6.60	6,910	1.15		1.15		6.15		62
0.00	(0.63)	9.69	16.33	1,342	1.15		1.15		6.32		105
0.00	(0.17)	8.90	6.44	11	1.15	*	1.15	*	7.57	*	129

$0.00	$(0.40)	$9.95	4.60%	$11,305	1.10%		1.10%		3.89%		73%
0.00	(0.34)	9.90	1.30	15,386	1.12	(c)	1.12	(c)	3.00		68
0.00	(0.21)	10.11	0.17	4,718	1.15		1.15		1.43		278
0.00	(0.23)	10.31	2.00	1,490	1.15		1.15		1.36		247
0.00	(0.06)	10.33	1.21	10	1.15	*	1.15	*	2.09	*	218

$(0.01)	$(0.39)	$10.89	4.27%	$59,303	1.15%		1.15%		2.76%		480%
0.00	(0.62)	10.82	0.09	57,274	1.15		1.15		3.84		388
0.00	(0.68)	11.42	2.74	40,738	1.15		1.15		2.16		369
0.00	(0.83)	11.79	10.95	8,240	1.15		1.15		1.75		308
0.00	(0.07)	11.42	2.02	10	1.15	*	1.15	*	2.36	*	191

$0.00	$(0.44)	$9.96	4.25%	$632	1.00%	(b)	1.00%	(b)	4.18%		187%
0.00	(0.29)	9.98	2.64	626	1.00	(b)	1.00	(b)	3.05		230
0.00	(0.14)	10.01	0.84	504	1.10	(b)	1.10	(b)	1.23		356
0.00	(0.11)	10.07	1.38	48	1.15		1.15		0.75		268
0.00	(0.05)	10.04	0.95	10	1.15	*	1.15	*	1.66	*	77

$0.00	$(0.39)	$10.97	10.56%	$2,337	1.22%	(f)	1.22%	(f)	3.83%		76%
0.00	(0.22)	10.29	9.19	2,360	1.27	(d)	1.27	(d)	2.76		239
0.00	(0.48)	9.63	5.13	1,355	1.30		1.30		0.96		371
0.00	(0.69)	9.63	34.07	135	1.30		1.30		0.47		287
0.00	0.00	7.71	(2.41)	10	1.30	*	1.30	*	(16.53	)*	282

$0.00	$(0.47)	$10.43	5.57%	$336,612	1.15%		1.15%		4.11%		257%
(0.02)	(0.44)	10.33	1.92	220,703	1.15		1.15		3.43		325
0.00	(0.52)	10.57	1.35	104,680	1.15		1.15		1.76		470
0.00	(0.42)	10.94	5.42	31,079	1.15		1.15		1.69		273
0.00	(0.08)	10.79	1.90	2,099	1.15	*	1.15	*	2.91	*	234

Annual Report	March 31, 2007	75

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	All Asset Fund	Foreign Bond Fund (U.S. Dollar- Hedged)

Assets:
Investments, at value	$583	$4,750,451
Investments in Affiliates, at value	12,577,257	0
Cash	0	0
Foreign currency, at value	0	45,944
Receivable for investments sold	0	2,479,299
Receivable for investments in Affiliates sold	40,872	0
Receivable for investments sold on a delayed-delivery basis	0	95,213
Receivable for Fund shares sold	13,040	5,802
Interest and dividends receivable	0	40,527
Interest and dividends receivable from Affiliates	44,389	0
Variation margin receivable	0	1,262
Manager reimbursement receivable	49	0
Swap premiums paid	0	37,694
Unrealized appreciation on forward foreign currency contracts	0	4,777
Unrealized appreciation on swap agreements	0	31,022
Other assets	0	0
	12,676,190	7,491,991

Liabilities:
Payable for reverse repurchase agreements	$0	$0
Payable for investments purchased	0	3,288,154
Payable for investments in Affiliates purchased	85,261	0
Payable for investments purchased on a delayed-delivery basis	0	754,096
Payable for short sales	0	771,580
Payable for Fund shares redeemed	47,073	10,638
Dividends payable	0	1,132
Overdraft due to custodian	0	5,991
Written options outstanding	0	12,718
Accrued investment advisory fee	1,922	561
Accrued administration fee	1,597	661
Accrued distribution fee	1,079	73
Accrued servicing fee	749	125
Variation margin payable	0	1,928
Swap premiums received	0	23,517
Unrealized depreciation on forward foreign currency contracts	0	23,870
Unrealized depreciation on swap agreements	0	30,427
Other liabilities	0	2
	137,681	4,925,473

Net Assets	$12,538,509	$2,566,518

Net Assets Consist of:
Paid in capital	$12,459,251	$2,607,333
Undistributed (overdistributed) net investment income	58,606	(53,324)
Accumulated undistributed net realized loss	(239,586)	(5,911)
Net unrealized appreciation (depreciation)	260,238	18,420
	$12,538,509	$2,566,518

Net Assets:
Class R	$36	$4,860
Other Classes	12,538,473	2,561,658

Shares Issued and Outstanding:
Class R	3	478

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Class R	$12.77	$10.17

Cost of Investments Owned	$583	$4,707,696
Cost of Investments in Affiliates Owned	$12,317,019	$0
Cost of Foreign Currency Held	$0	$46,081
Proceeds Received on Short Sales	$0	$767,497
Premiums Received on Written Options	$0	$15,700

76	PIMCO Funds	See Accompanying Notes

March 31, 2007

High Yield Fund	Low Duration Fund	Real Return Fund	Short-Term Fund	StocksPLUS® Fund	Total Return Fund

$7,465,141	$10,496,353	$16,354,647	$3,913,916	$935,323	$110,867,484
0	0	0	0	0	0
0	798	7,703	1,052	2,686	16,714
37,332	62,006	63,434	11,988	6,616	1,062,022
64,568	580,648	1,082,794	79,426	13,005	18,064,723
0	0	0	0	0	0
0	0	37,022	5,421	0	0
8,862	49,550	21,229	3,205	437	486,125
136,735	41,401	112,968	15,026	4,734	506,983
0	0	0	0	0	0
3,895	3,202	2,026	9,111	6,734	14,451
0	0	0	0	0	0
0	2,179	51,043	433	565	238,098
105	6,185	3,368	1,255	529	77,666
6,335	3,985	46,309	1,532	1,150	312,519
0	0	0	1	0	2
7,722,973	11,246,307	17,782,543	4,042,366	971,779	131,646,787

$4,595	$0	$0	$0	$0	$0
199,863	74,557	833,570	188,703	4,505	18,416,790
0	0	0	0	0	0
0	304	3,930,004	0	0	107,393
0	547,226	965,735	76,006	10,887	7,847,770
19,901	18,374	51,542	27,398	29,696	407,193
9,659	4,301	1,388	1,762	0	53,501
2,744	0	0	0	0	0
0	24,473	7,289	10,850	2,433	606,273
1,631	2,336	2,649	812	251	22,603
1,939	1,978	3,192	687	246	19,568
885	378	1,261	290	74	6,666
513	490	1,342	86	61	4,324
4,541	6,091	309	9,329	6,892	61,902
819	1,669	20,441	1,183	499	369,337
381	2,718	1,858	1,007	783	30,291
9,956	6,060	33,376	394	352	237,871
0	0	3,452	1	0	66
257,427	690,955	5,857,408	318,508	56,679	28,191,548

$7,465,546	$10,555,352	$11,925,135	$3,723,858	$915,100	$103,455,239

$7,426,488	$10,913,829	$12,204,891	$3,752,762	$1,005,237	$104,300,246
(27,995)	(3,840)	(14,262)	4,758	30,052	(188,079)
(152,396)	(341,451)	(368,784)	(36,125)	(127,166)	(878,473)
219,449	(13,186)	103,290	2,463	6,977	221,545
$7,465,546	$10,555,352	$11,925,135	$3,723,858	$915,100	$103,455,239

$16,405	$11,305	$59,303	$632	$2,337	$336,612
7,449,141	10,544,047	11,865,832	3,723,226	912,763	103,118,627

1,651	1,136	5,445	63	213	32,266

$9.94	$9.95	$10.89	$9.96	$10.97	$10.43

$7,237,983	$10,522,837	$16,275,944	$3,908,102	$931,529	$110,786,980
$0	$0	$0	$0	$0	$0
$37,298	$61,972	$63,209	$11,884	$6,573	$1,056,294
$0	$548,850	$959,287	$75,949	$10,893	$7,865,139
$0	$24,099	$5,303	$6,406	$1,940	$534,127

Annual Report	March 31, 2007	77

Statements of Operations

Year Ended March 31, 2007

(Amounts in thousands)	All Asset Fund	Foreign Bond Fund (U.S. Dollar- Hedged)

Investment Income:
Interest, net of foreign taxes*	$359	$98,103
Dividends, net of foreign taxes*	0	603
Dividends from Affiliate investments	775,715	0
Miscellaneous income	0	21
Total Income	776,074	98,727

Expenses:
Investment advisory fees	22,291	6,076
Administration fees	18,790	7,317
Distribution fees - Class R	0	11
Servicing fees - Class R	0	11
Distribution and/or servicing fees - Other Classes	22,449	2,504
Trustees’ fees	0	6
Interest expense	26	88
Miscellaneous expense	0	2
Total Expenses	63,556	16,015
Reimbursement by Manager	(126)	0
Net Expenses	63,430	16,015

Net Investment Income	712,644	82,712

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	0	73,232
Net realized loss on Affiliate investments	(247,441)	0
Net capital gain distributions received from Underlying Funds	38,870	0
Net realized gain (loss) on futures contracts, options and swaps	0	15,467
Net realized loss on foreign currency transactions	0	(52,476)
Net change in unrealized appreciation on investments	0	21,319
Net change in unrealized appreciation on Affiliate investments	394,458	0
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	0	(21,172)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(27,269)
Net Gain (Loss)	185,887	9,101

Net Increase in Net Assets Resulting from Operations	$898,531	$91,813

*Foreign Tax Withholding	$0	$0

78	PIMCO Funds	See Accompanying Notes

High Yield Fund	Low Duration Fund	Real Return Fund	Short-Term Fund	StocksPLUS® Fund	Total Return Fund

$536,555	$545,972	$553,183	$187,832	$49,250	$5,101,901
2,202	10,754	61	207	860	1,825
0	0	0	0	0	0
2,135	104	86	73	14	4,218
540,892	556,830	553,330	188,112	50,124	5,107,944

17,862	27,714	33,574	9,078	3,219	242,622
21,488	23,787	40,725	7,768	2,922	210,834
35	34	144	2	6	674
35	34	144	1	6	674
16,450	11,465	34,023	4,323	1,653	124,066
18	28	33	9	3	244
338	19	128	0	2	0
6	14	14	4	1	95
56,232	63,095	108,785	21,185	7,812	579,209
0	0	0	0	0	0
56,232	63,095	108,785	21,185	7,812	579,209

484,660	493,735	444,545	166,927	42,312	4,528,735

90,227	20,917	(58,043)	19,283	11,487	596,452
0	0	0	0	0	0
0	0	0	0	0	0
(15,268)	(127,311)	45,466	(16,873)	55,612	(785,426)
(32,212)	(40,382)	(66,902)	(16,003)	(7,403)	(234,693)
79,557	104,504	267,729	10,915	7,110	1,120,221
0	0	0	0	0	0
3,816	87,465	(5,901)	3,095	(2,736)	628,296
(1,083)	13,215	(5,736)	(2,228)	(3,316)	31,737
125,037	58,408	176,613	(1,811)	60,754	1,356,587

$609,697	$552,143	$621,158	$165,116	$103,066	$5,885,322

$0	$0	$0	$1	$0	$68

Annual Report	March 31, 2007	79

Statements of Changes in Net Assets

	All Asset Fund		Foreign Bond Fund (U.S. Dollar-Hedged)		High Yield Fund

(Amounts in thousands)	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2007	Year Ended March 31, 2006

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$712,644	$569,937	$82,712	$74,322	$484,660	$483,673
Net realized gain (loss)	0	0	36,223	151,111	42,747	129,948
Net realized gain (loss) on Affiliate investments	(247,441)	34,875	0	0	0	0
Net capital gain distributions received from Underlying Funds	38,870	22,369	0	0	0	0
Net change in unrealized appreciation (depreciation)	0	0	(27,122)	(148,728)	82,290	(79,117)
Net change in unrealized appreciation (depreciation) on Affiliate investments	394,458	(194,139)	0	0	0	0
Net increase resulting from operations	504,073	433,042	91,813	76,705	609,697	534,504

Distributions to Shareholders:
From net investment income
Class R	(1)	0	(101)	(55)	(894)	(726)
Other Classes	(681,136)	(547,412)	(70,394)	(67,147)	(482,897)	(490,448)
From net realized capital gains
Class R	0	(48,602)	(80)	(123)	(9)	(3)
Other Classes	(35,355)	0	(48,183)	(75,877)	(4,694)	(2,002)
Tax basis return of capital
Class R	0	0	(9)	0	0	0
Other Classes	0	0	(5,097)	0	0	0

Total Distributions	(716,492)	(596,014)	(123,864)	(143,202)	(488,494)	(493,179)

Fund Share Transactions:
Receipts for shares sold
Class R	25	10	2,523	3,763	7,557	10,627
Other Classes	3,530,389	6,592,593	1,018,418	1,335,995	2,185,877	2,815,841
Issued as reinvestment of distributions
Class R	1	0	184	171	864	711
Other Classes	622,838	500,432	108,563	128,349	382,797	384,414
Cost of shares redeemed
Class R	0	0	(1,816)	(786)	(5,419)	(5,183)
Other Classes	(3,194,556)	(1,243,266)	(953,497)	(886,102)	(2,544,026)	(2,518,137)
Net increase (decrease) resulting from Fund share transactions	958,697	5,849,769	174,375	581,390	27,650	688,273

Fund Redemption Fee	214	297	86	100	277	243

Total Increase (Decrease) in Net Assets	746,492	5,687,094	142,410	514,993	149,130	729,841

Net Assets:
Beginning of year	11,397,559	5,710,465	2,424,108	1,909,115	7,316,416	6,586,575
End of year*	$12,144,051	$11,397,559	$2,566,518	$2,424,108	$7,465,546	$7,316,416

*Including undistributed (overdistributed) net investment income of:	$58,606	$27,104	$(53,324)	$(69,586)	$(27,995)	$(10,051)

80	PIMCO Funds	See Accompanying Notes

Low Duration Fund		Real Return Fund		Short-Term Fund		StocksPLUS® Fund		Total Return Fund

Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2007	Year Ended March 31, 2006

$493,735	$450,383	$444,545	$644,804	$166,927	$135,495	$42,312	$36,734	$4,528,735	$3,466,319
(146,776)	(103,902)	(79,479)	66,460	(13,593)	(9,191)	59,696	36,091	(423,667)	62,853
0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0
205,184	(98,793)	256,092	(660,421)	11,782	(1,944)	1,058	33,063	1,780,254	(1,607,729)
0	0	0	0	0	0	0	0	0	0
552,143	247,688	621,158	50,843	165,116	124,360	103,066	105,888	5,885,322	1,921,443

(544)	(221)	(1,573)	(2,042)	(28)	(34)	(81)	(44)	(11,152)	(5,429)
(501,286)	(467,043)	(432,313)	(658,071)	(163,790)	(137,119)	(39,574)	(28,343)	(4,528,362)	(3,376,514)

(1)	(31)	(403)	(770)	(2)	0	0	0	(1,028)	(1,450)
(1,373)	(45,977)	(88,218)	(196,735)	(9,315)	0	0	0	(359,650)	(709,442)

0	0	(63)	0	0	0	0	0	0	(250)
0	0	(14,672)	0	0	0	0	0	0	(135,520)

(503,204)	(513,272)	(537,242)	(857,618)	(173,135)	(137,153)	(39,655)	(28,387)	(4,900,192)	(4,228,605)

3,008	13,856	26,535	36,510	287	2,020	525	1,186	183,156	160,397
3,492,913	4,815,971	3,712,089	5,370,621	2,623,878	3,559,795	178,394	488,836	27,790,978	29,277,243

531	235	1,959	2,749	30	34	80	43	11,172	6,646
447,206	450,398	439,838	694,107	151,903	119,419	34,921	25,264	4,248,702	3,638,411

(7,690)	(3,249)	(26,833)	(19,653)	(309)	(1,929)	(761)	(345)	(81,395)	(45,248)
(5,476,533)	(6,667,794)	(6,445,036)	(5,344,663)	(2,807,776)	(4,137,508)	(413,499)	(927,568)	(23,221,534)	(18,586,348)
(1,540,565)	(1,390,583)	(2,291,448)	739,671	(31,987)	(458,169)	(200,340)	(412,584)	8,931,079	14,451,101

72	78	96	105	199	47	14	55	1,037	771

(1,491,554)	(1,656,089)	(2,207,436)	(66,999)	(39,807)	(470,915)	(136,915)	(335,028)	9,917,246	12,144,710

12,046,906	13,702,995	14,132,571	14,199,570	3,763,665	4,234,580	1,052,015	1,387,043	93,537,993	81,383,283
$10,555,352	$12,046,906	$11,925,135	$14,132,571	$3,723,858	$3,763,665	$915,100	$1,052,015	$103,455,239	$93,527,993

$(3,840)	$(6,808)	$(14,262)	$35,022	$4,758	$6,803	$30,052	$25,522	$(188,079)	$(134,769)

Annual Report	March 31, 2007	81

Notes to Financial Statements

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end management investment company. Information presented in these financial statements pertains to the Class R of the eight funds (the “Funds”) offered by the Trust. Certain detailed financial information for the Institutional, Administrative, A, B, C and D Classes (the “Other Classes”) is provided separately and are available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Security Valuation  Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Fund’s assets that are invested in one or more open end management investment companies, the Fund’s net asset value (“NAV”) will be calculated based upon the NAVs of such investments.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days of the Fund, the NAV of a Fund’s portfolio may change on days when shareholders will not be able to purchase or redeem Fund shares. The prices used by the Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related or asset-backed securities are recorded as components of interest income on the Statements of Operations.

(c) Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

82	PIMCO Funds

March 31, 2007

(d) When-Issued Transactions  Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, of each Fund, except the All Asset and StocksPLUS® Funds, are declared daily and distributed to shareholders monthly. Dividends from net investment income, if any, of the All Asset and StocksPLUS® Funds are declared and distributed to shareholders quarterly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Fund’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of each Fund, except the All Asset and StocksPLUS® Funds, are allocated daily to each class of shares based on the relative value of settled shares. Income and non-class specific expenses of the All Asset and StocksPLUS® Funds are allocated daily to each class of shares based on the relative net assets of each class of the respective Fund. Realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(g) Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout the report are defined as follows:
AUD	Australian Dollar	JPY	Japanese Yen
BRL	Brazilian Real	KRW	South Korean Won
CAD	Canadian Dollar	MXN	Mexican Peso
CHF	Swiss Franc	NOK	Norwegian Krone
CLP	Chilean Peso	NZD	New Zealand Dollar
CNY	Chinese Yuan Renminbi	PLN	Polish Zloty
DKK	Danish Krone	RUB	Russian Ruble
EUR	Euro	SEK	Swedish Krona
GBP	Great British Pound	SGD	Singapore Dollar
HKD	Hong Kong Dollar	TWD	Taiwan Dollar
INR	Indian Rupee	ZAR	South African Rand

(h) Foreign Currency Transactions  Certain Funds may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(i) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

Annual Report	March 31, 2007	83

Notes to Financial Statements  (Cont.)

(j) Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

(k) Options Contracts  Certain Funds may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included on a Fund’s Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

(l) Payment In-Kind Securities  Certain Funds may invest in payment in-kind securities. Payment in-kind securities (“PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment on the Statements of Assets and Liabilities.

(m) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(n) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(o) Inverse Floating Rate Transactions—Residual Interest Municipal Bonds (“RIBs”)/Residual Interest Tax Exempt Bonds (“RITEs”)  Certain Funds may invest in RIBs and RITEs (“Inverse Floaters”). Inverse Floaters are created via a master trust agreement between a broker-dealer, acting as trustor and liquidity provider, and an investment bank, acting as trustee and tender agent. The master trust agreement defines the terms for each trust series; with each series being established by the transfer of long-term, fixed-rate municipal bonds (“Fixed Rate Bonds”) to the trustee to be held and provide for the creation, execution and delivery of floater certificates (“Floating Rate Notes”) and Inverse Floaters. Floating Rate Notes are liquid notes that are issued with a short-term variable rate typically linked to the LIBOR, subject to limitations, for some duration. After interest income is paid on the Floating Rate Notes at current rates, the residual income from the Fixed Rate Bonds is paid to the Inverse Floaters. Inverse Floaters are issued with a coupon that fluctuates inversely with the Floating Rate Notes’ referenced rate, subject to certain limitations. Therefore, rising short-term rates result in lower income for the Inverse Floaters and vice versa.

Floating Rate Notes are generally remarketed to municipal money market funds. Inverse Floaters are acquired by either tax-exempt municipal bond funds or trusts, or other parties interested in potentially higher yielding tax-exempt securities. Inverse Floaters may also be acquired for the purpose of increasing leverage. Floating Rate Note holders typically have the option to tender their notes to the liquidity provider for redemption at par at each reset date. The Inverse Floater holders have the option to (i) require the Floating Rate Note holders to tender their notes at par, and (ii) require the liquidity provider to transfer the Fixed Rate Bonds to the Inverse Floater holders. The holders of Inverse Floaters bear substantially all of the downside investment risk associated with the underlying Fixed Rate Bonds, and also benefit from a disproportionate amount of the potential appreciation of the underlying Fixed Rate Bonds’ value. Inverse Floaters may be more volatile and less liquid than other municipal bonds of comparable maturity.

84	PIMCO Funds

March 31, 2007

Inverse Floaters may be acquired with or without first transferring to the trustor the Fixed Rate Bonds that were utilized to create the trust series. Inverse Floaters acquired without a transfer of Fixed Rate Bonds are recognized as purchases of securities as outlined in Note 2(b). Statement of Financial Accounting Standards No. 140 – Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS No. 140”), governs the standards for accounting for securitizations and other transfers of financial assets. If there is a transfer of Fixed Rate Bonds and it meets sale criteria under FAS No. 140, a Fund records a sale of the Fixed Rate Bonds and a purchase of the Inverse Floaters. The cash received from the Inverse Floaters is then recorded as interest income in the Statement of Operations.

If the transfer of Fixed Rate Bonds does not meet sale criteria under FAS No. 140, a Fund accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bonds in its Schedule of Investments, and recording the Floating Rate Notes as a liability under the caption “Payable for floating rate notes” in the Fund’s Statement of Assets and Liabilities. In a secured borrowing transaction, cash received from the Inverse Floaters is not recorded as interest income. Instead, a Fund records interest income related to the Fixed Rate Bonds and interest expense related to the Floating Rate Notes, the net of which is equal to the cash received from the Inverse Floaters acquired by the Fund. Thus, while a Fund’s reported total income, net expenses, and net expense ratio are generally higher for investments in Inverse Floaters acquired via a secured borrowing, the method of acquiring Inverse Floaters does not result in differences for reported cash flows, net asset value or total return.

(p) Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional investors. The Board of Trustees considers 144A securities to be liquid.

(q) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(r) Swap Agreements  Certain Funds may invest in swap agreements. Swap transactions are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. A Fund may enter into interest rate, total return, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, or (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Forward spread-lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. Were the U.S. Internal Revenue Service (“IRS”) to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by the Trust from such investments might be subject to U.S. excise or income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss on the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by the Funds are included as part of realized gain or loss on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these

Annual Report	March 31, 2007	85

Notes to Financial Statements  (Cont.)

agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(s) Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owned by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified of the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. At the end of the period March 31, 2007, there were no open unfunded loan commitments.

(t) Bridge Debt Commitments  At the period ended March 31, 2007, the High Yield Fund and Total Return Fund had $123,071,015 and $14,941,381, respectively, in commitments outstanding to fund high yield bridge debt. The Funds are entitled to a fee upon the expiration of the commitment period. The bridge debt terms approximate market rates at the time the commitment is entered into.

(u) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all or a portion of the interest from the mortgage assets (the interest-only, or “IO” and/or the high coupon rate with relatively low principal amount, or “IOette” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs and IOettes are included in interest income on the Statements of Operations. Because little to no principal will be received at the maturity of an IO or IOettes, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

(v) U.S. Government Agencies or Government-Sponsored Enterprises  Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(w) New Accounting Policies  In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation is effective for fiscal years beginning after December 15, 2006, with implementation for NAV calculation purposes for the Funds to be no later than September 28, 2007. In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the application of the Interpretation and Statement to the Funds and will provide additional information in relation to the Interpretation and Statement on the Funds’ semiannual financial statements for the period ending September 30, 2007.

3.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate as noted in the following table.

Research Affiliates, LLC (“Research Affiliates”) serves as sub-adviser to the All Asset Fund. PIMCO pays a fee to Research Affiliates at an annual rate of 0.175% for the All Asset Fund, based on average daily net assets.

(b) Administration Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

86	PIMCO Funds

March 31, 2007

The Investment Advisory and Administration Fees for all classes are charged at an annual rate as noted in the following table.

	Investment Advisory Fee		Administration Fee

Fund Name	All Classes		Institutional Class	Administrative Class	A, B and C Classes		Class D		Class R
All Asset Fund	0.175%	(1)(3)	0.05%	0.05%	0.40%		0.40%		0.45%
Foreign Bond Fund (U.S. Dollar-Hedged)	0.25%		0.25%	0.25%	0.45%		0.45%		0.45%
High Yield Fund	0.25%		0.25%	0.25%	0.40%		0.40%		0.40%
Low Duration Fund	0.25%		0.18%	0.18%	0.35%		0.25%		0.35%
Real Return Fund	0.25%		0.20%	0.20%	0.40%		0.40%		0.40%
Short-Term Fund	0.25%		0.20%	0.20%	0.35%	(2)	0.25%	(2)	0.35%	(2)
StocksPLUS® Fund	0.30%	(4)	0.25%	0.25%	0.40%		0.40%		0.40%
Total Return Fund	0.25%		0.18%	0.18%	0.40%		0.25%		0.40%

(1) PIMCO has contractually agreed, effective April 1, 2006, to waive its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administrative Fees exceed 0.64% of the total assets invested in Underlying Funds. Currently, PIMCO contractually waives its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administrative Fees exceed 0.60% of the total assets invested in Underlying Funds. PIMCO may recoup these waivers in a future period, not exceeding three years, provided total expenses, total including such Recoupment, do not exceed the annual expense limit.

(2) Effective December 22, 2004, PIMCO has contractually agreed (ending March 31, 2007) to waive 0.05% of the administrative fees for the Class A, B, C, D and R shares of the Fund.

(3) Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.025% to 0.175% per annum.

(4) Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.30% per annum.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of March 31, 2007.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee

Class A
All Funds	—	0.25%
Class B
All Funds	0.75%	0.25%
Class C
Low Duration Fund, Real Return Fund, StocksPLUS® Fund	0.50%	0.25%
Short-Term Fund	0.30%	0.25%
All other Funds	0.75%	0.25%
Class D
All Funds	—	0.25%
Class R
All Funds	0.25%	0.25%

AGID has contractually agreed (ending March 31, 2007) to waive 0.05% of the following Fund’s distribution and servicing (12b-1) fees:

Fund Name	Classes
Short-Term Fund	A, B, C and R

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2007, AGID received $18,734,019 representing commissions (sales charges) and contingent deferred sales charges.

(d) Redemption Fees  Shareholders of each Fund will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged (based on total redemption proceeds after any applicable deferred sales charges) within 7 days or 30 days (depending on the Fund), after their acquisition (by purchase or exchange).

Annual Report	March 31, 2007	87

Notes to Financial Statements  (Cont.)

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

During the period covered by this report, each unaffiliated Trustee received an annual retainer of $80,000, plus $5,000 for each Board of Trustees quarterly meeting attended, $500 for each committee meeting attended and $1,000 for each special Board of Trustees meeting attended, plus reimbursement of related expenses. In addition, the audit committee chair received an additional annual retainer of $7,500 and each other committee chair received an additional annual retainer of $1,500.

Effective April 1, 2007, each unaffiliated Trustee will receive an annual retainer of $100,000, plus $9,500 for each Board of Trustees quarterly meeting attended, $750 ($1,000 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each special Board of Trustees meeting attended, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $15,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Fund of the Trust (excluding the All Asset and All Asset All Authority Funds, which do not bear such expenses) according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 3.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2007, the Funds in the following table engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
Foreign Bond Fund (U.S. Dollar-Hedged)	$3,487	$0
High Yield Fund	27	63,022
Low Duration Fund	50,337	0
Real Return Fund	13,501	0
Total Return Fund	301,924	0

The All Asset Fund invests substantially all of its assets in Institutional Class shares of other investment companies of the Trust (the “Underlying Funds”). The Underlying Funds are considered to be affiliated with the All Asset Fund.

The following table shows the transactions in and earnings from investments in these affiliated Funds for the period ended March 31, 2007 (amounts in thousands):

All Asset Fund

Underlying Funds	Market Value March 31, 2006	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value March 31, 2007	Dividend Income	Net Capital and Realized Gain (Loss)
Convertible Fund	$43,808	$1,891	$0	$6,293	$49,701	$1,891	$0
Developing Local Markets Fund	867,245	1,133,474	824,070	51,531	1,221,284	76,751	25,776
Diversified Income Fund	0	581,684	0	(1,385)	580,299	6,241	1,702
Emerging Local Bond Fund	0	528,552	7,777	8,469	529,094	3,056	(151)
Emerging Markets Bond Fund	1,078,320	100,733	704,029	38,503	461,058	48,988	12,329
Floating Income Fund	661,737	3,004,480	249,262	37,787	3,443,175	132,121	2,484
Foreign Bond Fund (Unhedged)	262,654	2,030	232,531	942	38,736	2,029	(10,499)

88	PIMCO Funds

March 31, 2007

All Asset Fund (continued)

Underlying Funds	Market Value March 31, 2006	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value March 31, 2007	Dividend Income	Net Capital and Realized Gain (Loss)
Fundamental IndexPLUSTM Fund	$46,954	$327,761	$58,945	$124	$313,027	$20,958	$(1,343)
Fundamental IndexPLUSTM TR Fund	398,940	228,699	171,414	2,450	447,319	49,148	(5,274)
GNMA Fund	100,589	4,093	19,130	974	87,196	4,093	(217)
High Yield Fund	732,740	32,375	417,633	15,146	351,417	32,375	(391)
Income Fund	0	20,000	0	0	20,000	0
International StocksPLUS® TR Strategy Fund (Unhedged)	0	52,184	0	1,117	53,301	2,093	0
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	523,531	310,128	329,371	22,061	498,838	69,562	(2,596)
Long-Term U.S. Government Fund	1,069,512	183,186	1,082,636	2,899	175,088	24,126	(59,945)
Low Duration Fund	170,073	557,720	317,535	1,156	410,057	7,584	(2,822)
Real Return Asset Fund	1,893,771	1,827,444	2,615,937	23,255	742,488	20,957	(11,593)
Real Return Fund	1,510,616	748,733	1,528,920	(4,010)	1,150,996	69,259	(44,632)
RealEstateRealReturn Strategy Fund	268,280	20,981	231,232	(1,889)	38,271	110,609	(60,044)
Short-Term Fund	10,608	29,875	10,676	6	29,788	411	(24)
Small Cap StocksPLUS® TR Fund	0	5,868	0	158	6,026	77	0
StocksPLUS® Fund	7,495	20,110	8,303	1,466	20,064	606	57
StocksPLUS® Total Return Fund	52,774	56,066	20,507	4,678	88,244	4,837	3,792
Total Return Fund	902,239	22,669	619,497	(4,499)	306,159	22,668	(18,481)
Total Return Mortgage Fund	281,012	8,274	131,193	199	160,921	8,274	(3,902)
CommodityRealReturn Strategy Fund®	449,421	1,577,765	708,255	52,807	1,354,710	57,001	(32,797)
Totals	$11,332,319	$11,386,775	$10,288,853	$260,238	$12,577,257	$775,715	$(208,571)

5.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

6.  PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2007, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
All Asset Fund	$0	$0	$11,386,775	$10,288,853
Foreign Bond Fund (U.S. Dollar-Hedged)	17,397,010	15,729,146	4,399,232	3,743,091
High Yield Fund	0	0	5,273,906	5,318,607
Low Duration Fund	4,504,737	4,393,913	3,622,438	889,487
Real Return Fund	87,212,531	90,490,516	1,052,996	536,829
Short-Term Fund	3,106,729	3,094,515	1,656,070	692,988
StocksPLUS® Fund	344,677	374,365	350,690	115,129
Total Return Fund	197,422,323	202,961,552	27,681,279	8,339,648

Annual Report	March 31, 2007	89

Notes to Financial Statements  (Cont.)

7.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except for number of contracts):

	Foreign Bond Fund (U.S. Dollar-Hedged)						High Yield Fund
	# of Contracts	Notional Amount in $		Notional Amount in GBP	Notional Amount in JPY	Premium	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2006	6,624	$856,200	GBP	0	JPY 0	$9,246	17,458	$138,000	$5,548
Sales	5,201	2,328,500		188,600	9,600,000	28,170	34,518	0	7,016
Closing Buys	(4,922)	(1,851,100)		0	(9,600,000)	(17,698)	(51,976)	(113,600)	(12,386)
Expirations	(6,903)	(275,400)		0	0	(4,018)	0	(24,400)	(178)
Exercised	0	0		0	0	0	0	0	0
Balance at 03/31/2007	0	$1,058,200	GBP	188,600	JPY 0	$15,700	0	$0	$0

	Low Duration Fund							Real Return Fund
	# of Contracts	Notional Amount in $		Notional Amount in GBP		Notional Amount in EUR	Premium	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2006	18,432	$2,090,200	GBP	70,500	EUR	0	$30,721	2,263	$0	$1,590
Sales	6,470	3,023,500		21,300		37,000	32,176	48,252	1,357,000	18,335
Closing Buys	(1,448)	(2,228,800)		(55,700)		0	(19,402)	(5)	(207,000)	(1,079)
Expirations	(7,582)	(878,500)		(14,800)		0	(8,134)	(35,566)	(845,000)	(10,177)
Exercised	(13,998)	0		0		0	(11,262)	(8,334)	0	(3,366)
Balance at 03/31/2007	1,874	$2,006,400	GBP	21,300	EUR	37,000	$24,099	6,610	$305,000	$5,303

	Short-Term Fund					StocksPLUS® Fund
	# of Contracts	Notional Amount in $		Notional Amount in GBP	Premium	# of Contracts	Notional Amount in $		Notional Amount in GBP	Notional Amount in EUR	Premium
Balance at 03/31/2006	6,675	$423,300	GBP	0	$8,043	3,695	$146,000	GBP	6,200	EUR 0	$3,945
Sales	5,882	956,400		23,400	9,126	1,693	153,200		1,800	3,000	3,834
Closing Buys	(5,619)	(258,400)		0	(5,941)	(34)	(118,100)		4,700	0	(913)
Expirations	(6,938)	(606,100)		0	(4,822)	(1,606)	(88,700)		(1,500)	0	(1,929)
Exercised	0	0		0	0	(3,456)	0		0	0	(2,997)
Balance at 03/31/2007	0	$515,200	GBP	23,400	$6,406	292	$92,400		GBP 11,200	EUR 3,000	$1,940

	Total Return Fund
	# of Contracts	Notional Amount in $		Notional Amount in GBP		Notional Amount in EUR	Premium
Balance at 03/31/2006	215,582	$15,824,400	GBP	1,893,000	EUR	0	$289,868
Sales	424,819	56,696,400		371,300		3,461,000	761,860
Closing Buys	(141,167)	(24,954,700)		(118,900)		0	(260,353)
Expirations	(271,649)	(6,143,600)		(1,774,100)		0	(134,456)
Exercised	(164,028)	0		0		0	(122,792)
Balance at 03/31/2007	63,557	$41,422,500	GBP	371,300	EUR	3,461,000	$534,127

90	PIMCO Funds

(THIS PAGE INTENTIONALLY LEFT BLANK)

Annual Report	March 31, 2007	91

Notes to Financial Statements  (Cont.)

8.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	All Asset Fund				Foreign Bond Fund (U.S. Dollar-Hedged)
	Year Ended 03/31/2007		Year Ended 03/31/2006		Year Ended 03/31/2007		Year Ended 03/31/2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class R	2	$25	1	$10	247	$2,523	356	$3,763
Other Classes	278,796	3,530,389	510,565	6,592,593	99,198	1,018,418	125,846	1,335,995
Issued as reinvestment of distributions
Class R	0	1	0	0	18	184	16	171
Other Classes	49,540	622,838	39,033	500,432	10,561	108,563	12,262	128,349
Cost of shares redeemed
Class R	0	0	0	0	(178)	(1,816)	(75)	(786)
Other Classes	(252,837)	(3,194,556)	(96,623)	(1,243,266)	(92,756)	(953,497)	(83,828)	(886,102)
Net increase (decrease) resulting from Fund share transactions	75,501	$958,697	452,976	$5,849,769	17,090	$174,375	54,577	$581,390

	Real Return Fund				Short-Term Fund
	Year Ended 03/31/2007		Year Ended 03/31/2006		Year Ended 03/31/2007		Year Ended 03/31/2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class R	2,461	$26,535	3,233	$36,510	28	$287	203	$2,020
Other Classes	344,149	3,712,089	475,133	5,370,621	263,252	2,623,878	355,574	3,559,795
Issued as reinvestment of distributions
Class R	181	1,959	245	2,749	3	30	3	34
Other Classes	40,607	439,838	61,619	694,107	15,232	151,903	11,937	119,419
Cost of shares redeemed
Class R	(2,491)	(26,833)	(1,750)	(19,653)	(31)	(309)	(193)	(1,929)
Other Classes	(596,408)	(6,445,036)	(474,994)	(5,344,663)	(281,531)	(2,807,776)	(413,376)	(4,137,508)
Net increase resulting from Fund share transactions	(211,501)	$(2,291,448)	63,486	$739,671	(3,047)	$(31,987)	(45,852)	$(458,169)

92	PIMCO Funds

March 31, 2007

High Yield Fund				Low Duration Fund
Year Ended 03/31/2007		Year Ended 03/31/2006		Year Ended 03/31/2007		Year Ended 03/31/2006
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

773	$7,557	1,091	$10,627	303	$3,008	1,387	$13,856
223,928	2,185,877	288,488	2,815,841	352,332	3,492,913	478,600	4,815,971

88	864	73	711	53	531	23	235
39,231	382,797	39,342	384,414	45,091	447,206	44,867	450,398

(555)	(5,419)	(531)	(5,183)	(774)	(7,690)	(323)	(3,249)
(261,076)	(2,544,026)	(258,633)	(2,518,137)	(552,893)	(5,476,533)	(663,366)	(6,667,794)

2,389	$27,650	69,830	$688,273	(155,888)	$(1,540,565)	(138,812)	$(1,390,583)

StocksPLUS® Fund				Total Return Fund
Year Ended 03/31/2007		Year Ended 03/31/2006		Year Ended 03/31/2007		Year Ended 03/31/2006
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

49	$525	118	$1,186	17,679	$183,156	15,128	$160,397
16,770	178,394	49,335	488,836	2,680,597	27,790,978	2,761,456	29,277,243

8	80	4	43	1,076	11,172	630	6,646
3,277	34,921	2,514	25,264	409,251	4,248,702	344,365	3,638,411

(73)	(761)	(34)	(345)	(7,864)	(81,395)	(4,282)	(45,248)
(38,914)	(413,499)	(94,265)	(927,568)	(2,243,257)	(23,221,534)	(1,755,422)	(18,586,348)

(18,883)	$(200,340)	(42,328)	$(412,584)	857,482	$8,931,079	1,361,875	$14,451,101

Annual Report	March 31, 2007	93

Notes to Financial Statements  (Cont.)

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (PIMCO’s parent company), AGID, and certain of their affiliates, including the Trust, the Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series (another series of funds managed by affiliates of PIMCO)), certain Trustees of the Trust and certain employees of PIMCO, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the Trust and the Allianz Funds during specified periods, or as derivative actions on behalf of the Trust and the Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the Allianz Funds and funds of the Trust and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain Trustees of the Trust, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the Trust or on behalf of the Trust itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the Trust’s motion to dismiss claims asserted against it in a consolidated amended complaint where the Trust was named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the Allianz Funds and funds of the Trust, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005, the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and the Trust has been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint is without merit and intends to vigorously defend itself.

In April 2006, certain funds of the Trust were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain funds of the Trust are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain funds of the Trust—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

The foregoing speaks only as of the date of this report. It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

10.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

To the extent the All Asset Fund invests in the CommodityRealReturn Strategy Fund® (the “CRRS Fund”), an Underlying Fund, the All Asset Fund may be subject to the tax risk.

One of the requirements for favorable tax treatment as a regulated investment company under the Code, is that the CRRS Fund derives at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. As such, the CRRS Fund’s ability to utilize commodity index-linked swaps as part of its investment strategy is limited to a maximum of 10 percent of its gross income.

However, in a subsequent revenue ruling, the IRS provided that income from alternative investment instruments (such as certain commodity index-linked notes) that create commodity exposure may be considered qualifying income under the Code. The IRS has also issued a private letter ruling to the CRRS Fund in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS has also issued another private letter ruling to the CRRS Fund in which the IRS specifically concluded that income derived from the CRRS Fund’s investment in the PIMCO Cayman Commodity Fund I Ltd (the “Subsidiary”) the Subsidiary), the CRRS Fund’s wholly-owned subsidiary which invests primarily in commodity index-linked swaps, will also constitute qualifying income to the CRRS Fund. Based on such rulings, the CRRS Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

94	PIMCO Funds

March 31, 2007

As of March 31, 2007, the components of distributable taxable earnings are as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation) (1)	Other Book-to-Tax Accounting Differences (2)	Accumulated Capital Losses (3)	Post-October Deferrals (4)
All Asset Fund	$58,611	$0	$207,385	$(5)	$(186,733)	$0
Foreign Bond Fund (U.S. Dollar-Hedged)	0	0	29,730	(70,545)	0	0
High Yield Fund	7,373	0	214,027	(34,733)	(147,609)	0
Low Duration Fund	11,346	0	(35,118)	(7,240)	(293,200)	(34,265)
Real Return Fund	0	0	(131,307)	(21,079)	0	(127,370)
Short-Term Fund	7,336	0	1,076	(2,649)	(31,354)	(3,313)
StocksPLUS® Fund	33,294	0	3,361	(2,941)	(120,681)	(3,170)
Total Return Fund	1,754	0	51,479	(153,764)	(141,435)	(603,041)

(1) Adjusted for open wash sale loss deferrals and accelerated recognition of unrealized gain on certain futures, options and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain/loss on swap contracts.

(2) Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for straddle loss deferrals and distributions payable at fiscal year-end.

(3) Capital losses available to offset future net capital gains expire in varying amounts in the years shown below.

(4) Capital losses realized during the period November 1, 2006 through March 31, 2007 which the Fund elected to defer to the following taxable year pursuant to federal income tax regulations.

As of March 31, 2007, the Funds had accumulated capital losses expiring in the following years (amounts in thousands). The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

	Expiration of Accumulated Capital Losses
	2010	2011	2013	2014	2015
All Asset Fund	$0	$0	$0	$0	$186,733
High Yield Fund	147,609	0	0	0	0
Low Duration Fund	0	0	0	201,093	92,107
Short-Term Fund	0	0	4,956	12,072	14,326
StocksPLUS® Fund	0	120,681	0	0	0
Total Return Fund	0	0	0	0	141,435

As of March 31, 2007, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (5)
All Asset Fund	$12,370,456	$219,166	$(11,782)	$ 207,384
Foreign Bond Fund (U.S. Dollar-Hedged)	4,718,116	84,171	(51,836)	32,335
High Yield Fund	7,245,022	250,441	(30,322)	220,119
Low Duration Fund	10,528,162	18,688	(50,497)	(31,809)
Real Return Fund	16,490,152	177,450	(312,955)	(135,505)
Short-Term Fund	3,907,899	8,352	(2,335)	6,017
StocksPLUS® Fund	931,535	5,393	(1,605)	3,788
Total Return Fund	110,795,318	615,625	(543,459)	72,166

(5) Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, contingent payment debt instruments,     interest only basis adjustments, and unamortized premium on convertible bonds for federal income tax purposes.

Annual Report	March 31, 2007	95

Notes to Financial Statements  (Cont.)

For the fiscal years ended March 31, 2007 and March 31, 2006, respectively, the Funds made the following tax basis distributions (amounts in thousands):

	March 31, 2007			March 31, 2006
	Ordinary Income Distributions (6)	Long-Term Capital Gain Distributions	Return of Capital (7)	Ordinary Income Distributions (6)	Long-Term Capital Gain Distributions	Return of Capital (7)
All Asset Fund	$ 681,865	$ 34,627	$ 0	$ 553,416	$ 42,598	$ 0
Foreign Bond Fund (U.S. Dollar-Hedged)	99,532	19,226	5,106	143,202	0	0
High Yield Fund	488,494	0	0	493,179	0	0
Low Duration Fund	503,204	0	0	513,272	0	0
Real Return Fund	522,166	342	14,734	764,118	93,500	0
Short-Term Fund	173,135	0	0	137,153	0	0
StocksPLUS® Fund	39,655	0	0	28,387	0	0
Total Return Fund	4,900,191	0	0	4,090,974	1,861	135,770

(6) Includes short-term capital gains, if any, distributed.

(7) A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

96	PIMCO Funds

Report of Independent Registered Public Accounting Firm

To the Trustees and Class R Shareholders of the PIMCO Funds

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments or summary schedules of investments as indicated, and the related statements of operations and of changes in net assets and the financial highlights for the Class R shares present fairly, in all material respects, the financial position of the All Asset Fund, Foreign Bond Fund (U.S. Dollar-Hedged), High Yield Fund, Low Duration Fund, Real Return Fund, Short-Term Fund, StocksPLUS® Fund, and Total Return Fund, eight of the sixty-two Funds constituting the PIMCO Funds, (hereafter referred to as the “Funds”) at March 31, 2007, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights of the Funds for the Class R shares for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2007 by correspondence with the custodian and counterparties, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 24, 2007

Annual Report	March 31, 2007	97

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Trust’s fiscal year end (March 31, 2007) regarding the status of dividend received deduction, qualified dividend income, qualified interest income, and qualified short-term capital gain.

Dividend Received Deduction.  Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. The percentage of each Fund’s fiscal 2007 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income.  Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentages of ordinary dividends paid during the fiscal year ended March 31, 2007 are designated as “qualified dividend income”, as defined in the Act, subject to reduced tax rates.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only).  Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2007 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2007 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

	Dividend Received Reduction %	Qualified Dividend Income %	Qualified Interest Income (000s)	Qualified Short-Term Capital Gain (000s)
All Asset Fund	0.22%	0.23%	$463,347	$727
Foreign Bond Fund (U.S. Dollar-Hedged)	0.46%	0.58%	37,965	15,047
High Yield Fund	0.45%	0.45%	397,873	0
Low Duration Fund	1.45%	1.85%	435,344	0
Real Return Fund	0.01%	0.01%	401,595	3,229
Short-Term Fund	0.08%	0.12%	151,464	0
StocksPLUS® Fund	1.72%	2.17%	35,482	0
Total Return Fund	0.04%	0.04%	4,021,459	0

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2008, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2007.

98	PIMCO Funds

Management of the Trust (Unaudited)

The chart below identifies the Trustees and Officers of the Trust. Each “interested” Trustee as defined by the 1940 Act, is indicated by an asterisk (*). Unless otherwise indicated, the address of all persons below is 840 Newport Center Drive, Newport Beach, CA 92660.

The Funds’ Statement of Additional Information includes more information about the Trustees. To request a free copy, call PIMCO at 1-800-927-4648.

Trustees of the Trust

Name, Age and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustees

Brent R. Harris* (47) Chairman of the Board and Trustee	02/1992 to Present	Managing Director and member of Executive Committee, PIMCO.	93	Chairman and Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Chairman and Trustee, PIMCO Variable Insurance Trust; Director and Vice President, StocksPLUS® Management Inc.; and member of Board of Governors and Executive Committee, Investment Company Institute.

R. Wesley Burns* (47) Trustee	11/1997 to Present	Consulting Managing Director, PIMCO. Formerly, Managing Director, PIMCO.	94	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; Chairman and Director, PIMCO Strategic Global Government Fund, Inc.; and Director PS Business Parks, Inc. (a Real Estate Investment Trust).
Independent Trustees

Marilyn A. Alexander (55) Trustee	10/2006 to Present	Independent Consultant, Alexander & Friedman, LLC (a consulting service for corporate/not-for-profit executives). Formerly, Senior Vice President and Chief Financial Officer of the Disneyland Resort, Walt Disney Company (an entertainment conglomerate).	93	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; Director, New Century Financial Corporation (mortgage banking); and Director, Breast Health Awareness Foundation. Formerly, Director, Equity Office Properties (a Real Estate Investment Trust).

E. Philip Cannon (66) Trustee	05/2000 to Present	Proprietor, Cannon & Company (an investment firm). Formerly, President, Houston Zoo (until 2005).	93	Director, PIMCO Commercial Mortgage Securities Trust, Inc. and Trustee, PIMCO Variable Insurance Trust. Formerly, Trustee, Allianz Funds (formerly, PIMCO Funds: Multi-Manager Series).

Vern O. Curtis (72) Trustee	02/1995 to Present	Private Investor.	93	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; and Director, PS Business Parks, Inc. (a Real Estate Investment Trust).

J. Michael Hagan (67) Trustee	05/2000 to Present	Private Investor and Business Adviser (primarily for manufacturing companies).	93	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; Director, Ameron International (manufacturing); and Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles). Formerly, Director, Remedy Temp (staffing).

William J. Popejoy (69) Trustee	07/1993 to 02/1995 and 08/1995 to Present	Private Investor.	93	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; and Trustee, PIMCO Variable Insurance Trust. Formerly, Director, New Century Financial Corporation (mortgage banking).

*   Each of Mr. Harris and Mr. Burns is an “interested person” of the Trust (as the term is defined in the 1940 Act) because of his affiliations with PIMCO.

** Trustees serve until their successors are duly elected and qualified.

Annual Report	March 31, 2007	99

Management of the Trust (Cont.)	(Unaudited)

Executive Officers

Name, Age and Position Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past 5 Years

Ernest L. Schmider (49) President	05/2005 to Present	Managing Director, PIMCO.

David C. Flattum (42) Chief Legal Officer	11/2006 to Present	Executive Vice President and General Counsel, PIMCO. Formerly, Managing Director, Chief Operating Officer and General Counsel, Allianz Global Investors of America L.P. and Partner at Latham and Watkins LLP.

Jennifer E. Durham (36) Chief Compliance Officer	07/2004 to Present	Senior Vice President, PIMCO. Formerly, Vice President and Legal/Compliance Manager, PIMCO.

William H. Gross (63) Senior Vice President	04/1987 to Present	Managing Director and Chief Investment Officer, PIMCO.

Jeffrey M. Sargent (44) Senior Vice President	02/1993 to Present (since 02/1999 as Senior Vice President)	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

William S. Thompson, Jr. (61) Senior Vice President	11/1993 to Present (since 02/2003 as Senior Vice President)	Chief Executive Officer and Managing Director, PIMCO.

J. Stephen King, Jr. (44) Vice President - Senior Counsel	05/2005 to Present	Senior Vice President and Attorney, PIMCO. Formerly, Vice President, PIMCO; and Associate, Dechert LLP.

Henrik P. Larsen (37) Vice President	02/1999 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Michael J. Willemsen (47) Vice President	11/1988 to Present (since 02/2002 as Vice President)	Vice President, PIMCO.

Garlin G. Flynn (61) Secretary	08/1995 to Present	Senior Paralegal, PIMCO. Formerly, Paralegal and Specialist, PIMCO.

John P. Hardaway (49) Treasurer	08/1990 to Present	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

Erik C. Brown (39) Assistant Treasurer	02/2001 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Stacie D. Anctil (37) Assistant Treasurer	11/2003 to Present	Vice President, PIMCO. Formerly, Specialist, PIMCO.

*** The Officers of the Trust are re-appointed annually by the Board of Trustees.

100	PIMCO Funds

PIMCO Funds

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Investment Sub-Adviser

Research Affiliates, LLC

155 North Lake Ave., Suite 900

Pasadena, OA 91101

Distributor

Allianz Global Investors Distributors LLC

2187 Atlantic Street

Stamford, CT 06902

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent

PFPC, Inc.

P.O. Box 9688

Providence, RI 02940

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, MO 64105

For Account Information

For PIMCO Funds account information contact your financial advisor, or if you receive account statements information directly from Allianz Global Investors, you can also call 1-800-426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our website, www.allianzinvestors.com.

Allianz Global Investors is one of the world’s largest asset management companies, with over $1 trillion under management. Our investment solutions—including the PIMCO Funds and Allianz Funds, separately managed accounts and closed-end funds—offer access to a premier group of institutional investment firms, carefully assembled by Allianz to represent a broad spectrum of asset classes and investment styles.

■ PIMCO	■ Cadence Capital Management	■ Nicholas-Applegate

■ NFJ Investment Group	■ RCM	■ Oppenheimer Capital

www.allianzinvestors.com

Investors should consider the investment objectives, risks, charges and expenses of any mutual fund carefully before investing. This and other information is contained in the fund’s prospectus, which may be obtained by contacting your financial advisor. Please read the prospectus carefully before you invest or send money.

Assets under management as of 03/31/07. Allianz Global Investors Fund Management LLC serves as the Closed-End Funds’ investment manager, and the sub-advisors are Pacific Investment Management Company LLC (PIMCO), Oppenheimer Capital LLC (OPCAP), Nicholas Applegate Capital Management LLC (NACM) and NFJ Investment Group L.P. (NFJ). Managed accounts are available through Allianz Global Investors Managed Accounts LLC, 1345 Avenue of the Americas, New York, NY 10105-4800. The funds are distributed by Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902 © 2007. For information about any product, contact your financial advisor.         AZ060AR_17295

Annual Report March 31, 2007

Bond Fund	Income Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Fund carefully before investing. This and other information is contained in the Fund’s prospectus. Please read the prospectus carefully before you invest or send money.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Fund’s website at www.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of the Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330, and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Fund’s website at www.pimco-funds.com. PIMCO Funds are distributed by Allianz Global Investors Distributors LLC, 2187 Atlantic Street Stamford, CT 06902, www.pimco-funds.com, (800) 927-4648.

The Annual Reports for the other series of the PIMCO Funds are printed separately.

Annual Report | March 31, 2007 1

Important Information About the Fund

The following disclosure provides important information regarding the Fund’s Expense Example (“Example” or “Expense Example”), which appears on the Fund’s individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for the Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of March 30, 2007 to March 31, 2007.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. For certain share classes of the Fund, accounts with a balance of $1,000 or less or $2,500 or less, as applicable, may be charged an additional fee at an annual rate of $16.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

2 PIMCO Funds | Income Fund

PIMCO Income Fund

The Fund’s audited financial statements do not cover a period of at least six months. Thus, no discussion of Fund performance is included.

Expense Example

Actual Performance

	Beginning Account Value (03/30/07)	Ending Account Value (03/31/07)	Expenses Paid During Period†
Institutional Class	$1,000.00	$1,000.00	$1.99
Administrative Class	1,000.00	1,000.00	3.24
Class A	1,000.00	1,000.00	4.24
Class B	1,000.00	1,000.00	7.98
Class D	1,000.00	1,000.00	3.49
Class R	1,000.00	1,000.00	5.48

Hypothetical Performance (5% return before expenses)

	Beginning Account Value (03/30/07)	Ending Account Value (03/31/07)	Expenses Paid During Period†
Institutional Class	$1,000.00	$1,022.94	$2.02
Administrative Class	1,000.00	1,021.69	3.28
Class A	1,000.00	1,020.69	4.28
Class B	1,000.00	1,016.95	8.05
Class D	1,000.00	1,021.44	3.53
Class R	1,000.00	1,019.45	5.54

† For each class of the Fund, expenses are equal to the net expense ratio for the class (0.40% for Institutional Class, 0.65% for Administrative Class, 0.85% for Class A, 1.60% for Class C, 0.70% for Class D and 1.10% for Class R). The annualized expense ratio of 0.40% for Institutional Class, 0.65% for Administrative Class, 0.85% for Class A, 1.60% for Class C, 0.70% for Class D and 1.10% for Class R, reflects net annualized expenses after application of an expense reduction of 0.05%.

Annual Report | March 31, 2007 3

Financial Highlights

Selected Per Share Data for the Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (a)	Net Realized/ Unrealized Gain on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Income Fund - PX2C Institutional Class
03/30/2007- 03/31/2007	$10.00	$0.00	$0.00	$0.00	$0.00	$0.00
Administrative Class
03/30/2007- 03/31/2007	$10.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A
03/30/2007- 03/31/2007	$10.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class C
03/30/2007- 03/31/2007	$10.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class D
03/30/2007- 03/31/2007	$10.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class R
03/30/2007- 03/31/2007	$10.00	$0.00	$0.00	$0.00	$0.00	$0.00

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) The ratio reflects net annualized expenses after application of an expense reduction of 0.05%

4 PIMCO Funds | Income Fund	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets (b)		Ratio of Expenses to Average Net Assets Excluding Interest Expense (b)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$0.00	$0.00	$10.00	0.00%	$25,006	0.40	%*	0.40	%*	(0.40	)%*	0%
$0.00	$0.00	$10.00	0.00%	$10	0.65	%*	0.65	%*	(0.65	)%*	0%
$0.00	$0.00	$10.00	0.00%	$10	0.85	%*	0.85	%*	(0.85	)%*	0%
$0.00	$0.00	$10.00	0.00%	$10	1.60	%*	1.60	%*	(1.60	)%*	0%
$0.00	$0.00	$10.00	0.00%	$10	0.70	%*	0.70	%*	(0.70	)%*	0%
$0.00	$0.00	$10.00	0.00%	$10	1.10	%*	1.10	%*	(1.10	)%*	0%

Annual Report | March 31, 2007 5

Statement of Assets and Liabilities	March 31, 2007

Amounts in thousands, except per share amounts

Assets:
Investments, at value	$20,734
Receivable for Fund shares sold	30,050
Interest and dividends receivable	9
Receivable for investments sold	58
50,851

Liabilities:
Payable for investments purchased	20,758
Payable for Fund shares redeemed	5,000
Variation margin payable	2
Swap premiums received	35
25,795

Net Assets	$25,056

Net Assets Consist of:
Paid in capital	$25,050
Accumulated undistributed net realized gain	8
Net unrealized (depreciation)	(2)
$25,056

Net Assets:
Institutional Class	$25,006
Administrative Class	10
Class A	10
Class C	10
Class D	10
Class R	10

Shares Issued and Outstanding:
Institutional Class	2,500
Administrative Class	1
Class A	1
Class C	1
Class D	1
Class R	1

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$10.00
Administrative Class	10.00
Class A	10.00
Class C	10.00
Class D	10.00
Class R	10.00

Cost of Investments Owned	$20,734

6 PIMCO Funds | Income Fund

Statement of Operations

Period Ended March 31, 2007

Amounts in thousands

Investment Income:
Total Income	$0

Expenses:
Total Expenses	0

Net Investment Income	$0

Net Realized and Unrealized Gain (Loss):
Net realized gain on futures contracts, options, and swaps	8
Net change in unrealized (depreciation) on futures, options, and swaps	(2)
Net Gain	6

Net Increase in Net Assets Resulting from Operations	$6

Annual Report | March 31, 2007 7

Statement of Changes in Net Assets

Period from March 30, 2007 to March 31, 2007

Amounts in thousands

Increase in Net Assets from:

Operations:
Net realized gain	8
Net change in unrealized (depreciation)	(2)
Net increase resulting from operations	6

Fund Share Transactions:
Receipts for shares sold Institutional Class	25,000
Administrative Class	10
Class A	10
Class C	10
Class D	10
Class R	10
Net increase from Fund share transactions	25,050

Total Increase in Net Assets	25,056

Net Assets:
Beginning of period	0
Ending of period	$25,056

8 PIMCO Funds | Income Fund

Schedule of Investments

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 0.3%
Digicel Group Ltd.
8.875% due 01/15/2015	$25	$24
Pilgrim’s Pride Corp.
8.375% due 05/01/2017	30	30
Yankee Acquisition Corp.
9.750% due 02/15/2017	25	25

Total Corporate Bonds & Notes (Cost $ 79)		79

U.S. GOVERNMENT AGENCIES 82.4%
Fannie Mae
6.000% due 09/01/2036	20,497	20,655

Total U.S. Government Agencies (Cost $20,655)		20,655

Total Investments 82.7% (Cost $20,734)		$20,734
Other Assets and Liabilities (Net) 17.3%		4,322

Net Assets 100.0%		$25,056

See Accompanying Notes	Annual Report | March 31, 2007 9

Schedule of Investments  (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 5-Year Note June Futures	Long	06/2007	140	$(2)

(b) Swap agreements outstanding on March 31, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG8 Index	Sell	0.350%	06/20/2012	$2,500	$0
Goldman Sachs & Co.	Dow Jones CDX N.A. HY8 Index	Sell	1.030%	06/20/2012	3,000	0
Bank of America	Dow Jones CDX N.A. HY8 Index	Sell	2.750%	06/20/2012	4,000	0

						$0

(1) If the Fund in a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

10 PIMCO Funds | Income Fund

Notes to Financial Statement

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end management investment company. Information presented in these financial statements pertains to the A, C, D, R, Institutional and Administrative Classes of the Income Fund (the “Fund”) offered by the Trust. The Fund’s inception date was March 30, 2007.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Security Valuation  Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Fund’s assets that are invested in one or more open end management investment companies, the Fund’s net asset value (“NAV”) will be calculated based upon the NAVs of such investments.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days of the Fund, the NAV of a Fund’s portfolio may change on days when shareholders will not be able to purchase or redeem Fund shares. The prices used by the Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related or asset-backed securities are recorded as components of interest income on the Statements of Operations.

(c) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, of the Fund are declared and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Fund’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statement of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(d) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of the Fund are allocated daily to each class of shares based on the relative value of settled shares. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

Annual Report | March 31, 2007 11

Notes to Financial Statement (Cont.)

(e) Futures Contracts  The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(f) Swap Agreements  The Fund may invest in swap agreements. Swap transactions are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. The Fund may enter into interest rate, total return, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, or (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Forward spread-lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. Were the U.S. Internal Revenue Service (“IRS”) to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by the Trust from such investments might be subject to U.S. excise or income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss on the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain or loss on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates..

(g) U.S. Government Agencies or Government-Sponsored Enterprises  Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(h) New Accounting Policies  In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation is effective for fiscal years beginning after December 15, 2006, with implementation for NAV calculation purposes for the Funds to be no later than September 28, 2007. In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the application of the Interpretation and Statement to the Funds and will provide additional information in relation to the Interpretation and Statement on the Funds’ semiannual financial statements for the period ending September 30, 2007.

3.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate of 0.25%. PIMCO has contractually agreed, until March 31, 2008, to waive a portion of its advisory fee equal to 0.05% of average daily net assets.

12 PIMCO Funds | Income Fund

(b) Administration Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Administration Fees for all classes are charged at an annual rate as noted in the following table.

Administration Fee
Institutional Class	Administrative Class	A and C Classes	Class D	Class R
0.20%	0.20%	0.40%	0.25%	0.40%

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of March 31, 2007.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Fee	Servicing Fee
Institutional	—	—
Administrative	—	0.25%
Class A	—	0.25%
Class B	—	—
Class C	0.75%	0.25%
Class D	—	0.25%
Class R	0.25%	0.25%

(d) Redemption Fees  Shareholders will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged (based on total redemption proceeds after any applicable deferred sales charges) within 7 days after their acquisition (by purchase or exchange).

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2007, there were no commissions (sales charges) and/or contingent deferred sales charges paid to AGID.

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the Fund’s administrative fees, to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

Fund Name	Inst’l Class	Admin Class	Class A	Class B	Class C	Class D	Class R
Income Fund	0.40%	0.65%	0.85%	—	1.60%	0.70%	1.10%

Annual Report | March 31, 2007 13

Notes to Financial Statement  (Cont.)

For the current period ended March 31, 2007, each independent Trustee received an annual retainer of $80,000, plus $5,000 for each Board of Trustees quarterly meeting attended, $500 for each Board of Trustees committee meeting attended and $1,000 for each special board meeting attended, plus reimbursement of related expenses. In addition, the Governance Committee Chair received an additional annual retainer of $7,500 and the Audit Committee Chair received an additional annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that has not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

5.  PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2007, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$20,655	$0	$79	$0

6. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Income Fund Period from 3/30/2007 to 3/31/2007
	Shares	Amount
Receipts for shares sold
Institutional Class	2,500	$25,000
Administrative Class	1	10
Class A	1	10
Class B	0	0
Class C	1	10
Class D	1	10
Class R	1	10
Issued as reinvestment of distributions
Institutional Class	0	0
Administrative Class	0	0
Class A	0	0
Class B	0	0
Class C	0	0
Class D	0	0
Class R	0	0
Cost of shares redeemed
Institutional Class	0	0
Administrative Class	0
Class A	0	0
Class B	0	0
Class C	0	0
Other Classes	0	0
Net increase resulting from Fund share transactions	2,505	$25,050

14 PIMCO Funds | Income Fund

7.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (PIMCO’s parent company), AGID, and certain of their affiliates, including the Trust (by), the Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series (another series of funds managed by affiliates of PIMCO)), certain Trustees of the Trust (in their capacity as Trustees of the PIMCO Funds or the Allianz Funds) and certain employees of PIMCO, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the PIMCO Funds and the Allianz Funds during specified periods, or as derivative actions on behalf of the PIMCO Funds and the Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the PIMCO Funds and the Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain PIMCO Funds Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the PIMCO Funds or on behalf of the PIMCO Funds themselves against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where the PIMCO Funds were named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the PIMCO Funds and the Allianz Funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005, the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and the PIMCO Funds have been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint is without merit and intends to vigorously defend itself.

In April 2006, certain funds of the Trust were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain funds of the Trust are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders — including certain funds of the Trust — were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

The foregoing speaks only as of the date of this report. It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences to the Fund. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Fund or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Fund.

8.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of March 31, 2007, the components of distributable taxable earnings are as follows (amount in thousands):

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)	Other Book-to-Tax Accounting Differences	Accumulated Capital Losses	Post- October Deferral
$6	$0	$0	$0	$0	$0

As of March 31, 2007, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
$20,734	$0	$0	$0

Annual Report | March 31, 2007 15

Report of Independent Registered Public Accounting Firm

To the Trustees and Institutional Class Shareholders of the PIMCO Funds

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights for the Institutional Class shares present fairly, in all material respects, the financial position of the Income Fund, one of the sixty-two Funds constituting the PIMCO Funds, (hereafter referred to as the “Fund”) at March 31, 2007, the results of its operations, the changes in net assets and the financial highlights of the Fund for the Institutional Class shares for the period indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at March 31, 2007 by correspondence with the custodian and counterparties, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 24, 2007

16 PIMCO Funds | Income Fund

Management of the Trust	(Unaudited)

The chart below identifies the Trustees and Officers of the Trust. Each “interested” Trustee as defined by the 1940 Act, is indicated by an asterisk (*). Unless otherwise indicated, the address of all persons below is 840 Newport Center Drive, Newport Beach, CA 92660.

The Funds’ Statement of Additional Information includes more information about the Trustees. To request a free copy, call PIMCO at 1-800-927-4648.

Trustees of the Trust

Name, Age and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustees

Brent R. Harris* (47) Chairman of the Board and Trustee	02/1992 to Present	Managing Director and member of Executive Committee, PIMCO.	93	Chairman and Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Chairman and Trustee, PIMCO Variable Insurance Trust; Director and Vice President, StocksPLUS® Management Inc.; and member of Board of Governors and Executive Committee, Investment Company Institute.

R. Wesley Burns* (47) Trustee	11/1997 to Present	Consulting Managing Director, PIMCO. Formerly, Managing Director, PIMCO.	94	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; Chairman and Director, PIMCO Strategic Global Government Fund, Inc.; and Director PS Business Parks, Inc. (a Real Estate Investment Trust).

Independent Trustees

Marilyn A. Alexander (55) Trustee	10/2006 to Present	Independent Consultant, Alexander & Friedman, LLC (a consulting service for corporate/not-for-profit executives). Formerly, Senior Vice President and Chief Financial Officer of the Disneyland Resort, Walt Disney Company (an entertainment conglomerate).	93	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; Director, New Century Financial Corporation (mortgage banking); and Director, Breast Health Awareness Foundation. Formerly, Director, Equity Office Properties (a Real Estate Investment Trust).

E. Philip Cannon (66) Trustee	05/2000 to Present	Proprietor, Cannon & Company (an investment firm). Formerly, President, Houston Zoo (until 2005).	93	Director, PIMCO Commercial Mortgage Securities Trust, Inc. and Trustee, PIMCO Variable Insurance Trust. Formerly, Trustee, Allianz Funds (formerly, PIMCO Funds: Multi-Manager Series).

Vern O. Curtis (72) Trustee	02/1995 to Present	Private Investor.	93	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; and Director, PS Business Parks, Inc. (a Real Estate Investment Trust).

J. Michael Hagan (67) Trustee	05/2000 to Present	Private Investor and Business Adviser (primarily for manufacturing companies).	93	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; Director, Ameron International (manufacturing); and Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles). Formerly, Director, Remedy Temp (staffing).

William J. Popejoy (69) Trustee	07/1993 to 02/1995 and 08/1995 to Present	Private Investor.	93	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; and Trustee, PIMCO Variable Insurance Trust. Formerly, Director, New Century Financial Corporation (mortgage banking).

* Each of Mr. Harris and Mr. Burns is an “interested person” of the Trust (as the term is defined in the 1940 Act) because of his affiliations with PIMCO.

** Trustees serve until their successors are duly elected and qualified.

Annual Report | March 31, 2007 17

Management of the Trust (Cont.)	(Unaudited)

Executive Officers

Name, Age and Position Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past 5 Years

Ernest L. Schmider (49) President	05/2005 to Present	Managing Director, PIMCO.

David C. Flattum (42) Chief Legal Officer	11/2006 to Present	Executive Vice President and General Counsel, PIMCO. Formerly, Managing Director, Chief Operating Officer and General Counsel, Allianz Global Investors of America L.P. and Partner at Latham and Watkins LLP.

Jennifer E. Durham (36) Chief Compliance Officer	07/2004 to Present	Senior Vice President, PIMCO. Formerly, Vice President and Legal/Compliance Manager, PIMCO.

William H. Gross (63) Senior Vice President	04/1987 to Present	Managing Director and Chief Investment Officer, PIMCO.

Jeffrey M. Sargent (44) Senior Vice President	02/1993 to Present (since 02/1999 as Senior Vice President)	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

William S. Thompson, Jr. (61) Senior Vice President	11/1993 to Present (since 02/2003 as Senior Vice President)	Chief Executive Officer and Managing Director, PIMCO.

J. Stephen King, Jr. (44) Vice President -Senior Counsel	05/2005 to Present	Senior Vice President and Attorney, PIMCO. Formerly, Vice President, PIMCO; and Associate, Dechert LLP.

Henrik P. Larsen (37) Vice President	02/1999 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Michael J. Willemsen (47) Vice President	11/1988 to Present (since 02/2002 as Vice President)	Vice President, PIMCO.

Garlin G. Flynn (61) Secretary	08/1995 to Present	Senior Paralegal, PIMCO. Formerly, Paralegal and Specialist, PIMCO.

John P. Hardaway (49) Treasurer	08/1990 to Present	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

Erik C. Brown (39) Assistant Treasurer	02/2001 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Stacie D. Anctil (37) Assistant Treasurer	11/2003 to Present	Vice President, PIMCO. Formerly, Specialist, PIMCO.

*** The Officers of the Trust are re-appointed annually by the Board of Trustees.

18 PIMCO Funds | Income Fund

Approval of the Investment Advisory Contract

and Administrative Agreement

On February 26, 2007, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including a majority of the independent Trustees (the “Independent Trustees”), approved the Investment Advisory Contract and Administration Agreement (together, the “Agreements”) with Pacific Investment Management Company LLC (“PIMCO”) on behalf of the PIMCO Income Fund, a new series of the Trust (the “Fund”). The Agreements are currently in effect with respect to other series of the Trust. The information, material factors and conclusions that formed the basis for the Board’s approval are described below.

1. Information Received

A. Materials Reviewed

In considering whether to approve the Agreements, the Board reviewed materials provided by PIMCO, which included, among other things, comparative industry data with regard to investment performance and expense ratios of funds with investment objectives and policies similar to those of the Fund. The Board also reviewed material provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board. The Board also reviewed information about the personnel who would be providing investment management and administrative services to the Fund.

B. Review Process

In connection with the approval of the Agreements, the Board reviewed written materials prepared by PIMCO, which included, among other things, comparative fee and performance data for funds in the appropriate Lipper, Inc. (“Lipper”) peer group. Lipper is an independent provider of investment company performance and fee and expense data. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel. The Board also heard oral presentations on matters related to the Agreements. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This discussion is not intended to be all-inclusive. This summary describes the most important, but not all, of the factors considered by the Board.

2. Nature, Extent and Quality of Services

A. PIMCO, its Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel;

Annual Report | March 31, 2007 19

Approval of the Investment Advisory Contract

and Administrative Agreement  (Cont.)

the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board considered PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems.

B. Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to other series of the Trust under the Agreements.

The Board considered the terms of Trust’s Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO would provide or procure administrative services and bears the costs of various third party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered PIMCO’s provision of these services to other series of the Trust and its supervision of the Trust’s third party service providers. Ultimately, the Board concluded that the nature, extent and quality of the services to be provided by PIMCO would likely benefit the Fund and its shareholders.

3. Investment Performance

As the Fund was a new series at the time of the Board meeting, certain information such as fund performance, was not available with respect to the Fund.

4. Advisory Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for the Fund, it considered a number of factors, including the type and complexity of the services to be provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to potential investors.

The Board reviewed the proposed advisory fee, administration fee and estimated total expenses of the Fund (each as a percentage of average net assets) and compared such amounts with the fees and expenses of other similar funds.

20 PIMCO Funds | Income Fund

The Board also considered the Trust’s unified fee structure, under which the Trust pays for the administrative services it requires for one set fee, and in return, PIMCO would provide or procure administrative services and bear the costs of various third party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that the unified administrative fee creates a fund expense ratio that is fixed, rather than variable, and that the fixed expense ratio was viewed by many in the industry as a positive attribute for other series of the Trust. The Board concluded that the Fund’s proposed administrative fees were reasonable in relation to the value of the services to be provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Administration Agreement represent, in effect, a cap on fund expense ratios that would be beneficial to the Fund and its shareholders. The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund expenses at competitive levels.

The Board also noted that PIMCO proposed to waive, until March 31, 2008, a portion of its advisory fee equal to 0.05% of average daily net assets of the Fund. In addition, PIMCO proposed to reduce total annual fund operating expenses by waiving a portion of its administrative fee or reimbursing the Fund, to the extent that they would exceed, due to the payment of organizational expenses and pro rata Trustees’ fees, the sum of the Fund’s advisory fee, distribution and service fees (distribution and service fee if applicable to the particular class), administrative fee and other expenses borne by the Fund not covered by the administrative fee, plus 0.49 basis points. Based on the information presented by PIMCO, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory and administrative fees to be charged by PIMCO, as well as the estimated total expenses of the Fund, are reasonable and approval of the Agreements would likely benefit the Fund and its shareholders.

5. Adviser Costs, Level of Profits and Economies of Scale

As the Fund was a new series at the time of the Board meeting, information regarding PIMCO’s costs and the profitability of PIMCO’s relationship with the Fund was not available.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in the expense ratio due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for the Fund’s overall expense ratio).

The Board concluded that the Fund’s proposed cost structure was reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Fund, to the benefit of Fund shareholders.

Annual Report | March 31, 2007 21

Approval of the Investment Advisory Contract

and Administrative Agreement  (Cont.)

6. Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including: sales charges and distribution fees received and retained by the Fund’s principal underwriter, an affiliate of PIMCO; and possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the various series of the Trust, including the Fund. The Board also considered that affiliates of PIMCO will provide distribution and shareholder services to the Fund and its shareholders, for which they may be compensated under the unified administrative fee, or through distribution fees paid pursuant the Fund’s Rule 12b-1 plans. The Board also reviewed PIMCO’s soft dollar policies and procedures, noting that PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Fund.

7. Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the Agreements were fair and reasonable to the Fund and its shareholders, that the Fund’s shareholders would likely receive reasonable value in return for the advisory fees and other amounts paid to PIMCO by the Fund, and that the approval of the Agreements was in the best interests of the Fund and its shareholders.

22 PIMCO Funds | Income Fund

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

2187 Atlantic Street

Stamford, CT 06902

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services - Midwest

330 W. 9th Street

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, MO 64105

This report is submitted for the general information of the shareholders of the PIMCO Funds.

Annual Report | March 31, 2007 23

Annual Report  March 31, 2007

Private Account Portfolio Series

Asset-Backed Securities Portfolio

Developing Local Markets Portfolio

Emerging Markets Portfolio

High Yield Portfolio

International Portfolio

Investment Grade Corporate Portfolio

Mortgage Portfolio

Municipal Sector Portfolio

Real Return Portfolio

Short-Term Portfolio

Short-Term Portfolio II

U.S. Government Sector Portfolio

The Portfolios issue shares only in private placement transactions in accordance with Regulation D or other applicable exemptions under the Securities Act of 1933, as amended (the “Securities Act”). The enclosed Annual Report is not an offer to sell, or a solicitation of any offer to buy, any security to the public within the meaning of the Securities Act.

		Page

Chairman’s Letter		1
Important Information About the Portfolios		2
Benchmark Descriptions		16
Financial Highlights		18
Statements of Assets and Liabilities		22
Statements of Operations		24
Statements of Changes in Net Assets		26
Statements of Cash Flows		29
Notes to Financial Statements		100
Report of Independent Registered Public Accounting Firm		111
Federal Income Tax Information		112
Management of the Trust		113

FUND	Fund Summary	Schedule of Investments

Asset-Backed Securities Portfolio	4	30
Developing Local Markets Portfolio	5	38
Emerging Markets Portfolio	6	44
High Yield Portfolio	7	49
International Portfolio	8	53
Investment Grade Corporate Portfolio	9	57
Mortgage Portfolio	10	62
Municipal Sector Portfolio	11	71
Real Return Portfolio	12	74
Short-Term Portfolio	13	78
Short-Term Portfolio II	14	88
U.S. Government Sector Portfolio	15	93

Chairman’s Letter

Dear PIMCO Funds Shareholder:

It is our pleasure to present to you the annual report for the Private Account Portfolio Series (the “Portfolios”), the separate portfolios of the PIMCO Funds. At the end of the twelve-month reporting period on March 31, 2007, the Portfolios’ net assets stood at over $30 billion.

Also worthy of note, on May 15, 2007, PIMCO was pleased to announce to clients the commencement of a special consulting arrangement with Dr. Alan Greenspan to participate in our strategy reviews at our Newport Beach headquarters. This engagement provides PIMCO with unique access and insight from the former Fed Chairman whose perspective on financial markets, global economic trends, and investor behavior is truly special.

Highlights of the bond markets during the twelve-month period include:

■

After raising interest rates twice in the first quarter of the reporting period, signs of economic softness in the second quarter prompted the Federal Reserve to pause and leave the Federal Funds Rate at 5.25% following a series of seventeen consecutive interest rate hikes that began in mid-2004. The Federal Reserve did not raise or lower the Federal Funds Rate throughout the remainder of the reporting period, despite continued weakness in the U.S. housing market, the collapse of the subprime mortgage sector and concern that inflation may not moderate as expected.

■

Bonds generally gained during the period despite a difficult environment in the first quarter as interest rates across the U.S. Treasury yield curve fell in response to signs of economic and market weakness. The yield on the benchmark ten-year Treasury decreased by 0.20% to end the period at 4.64%. The Lehman Brothers Aggregate Bond Index, a widely used index comprised of Treasury, investment-grade corporate and mortgage-backed securities, returned 6.59% for the period.

■

Foreign and global bond markets generally lagged the comparable U.S. market on a hedged basis. On an unhedged basis, foreign and global bond markets generally outperformed the comparable U.S. market as the U.S. dollar depreciated relative to most major currencies.

On the following pages, please find specific details as to each Portfolio’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your account manager, or call one of our shareholder associates at 1-866-746-2606. We also invite you to visit our website at www.pimco-funds.com or our investment manager’s website at www.pimco.com.

Sincerely,

Brent R. Harris Chairman of the Board, PIMCO Funds

May 21, 2007

Annual Report	March 31, 2007	1

Important Information About the Portfolios

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds offering memorandum. Investors should consider the investment objectives, risks, charges and expenses of these Portfolios carefully before investing. This and other information is contained in the Portfolios’ offering memorandum. Please read the offering memorandum carefully before you invest or send money.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Portfolio are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Portfolio.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolios may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: credit risk, high-yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage risk, non-U.S. security risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk, and specific sector investment risks. A complete description of these risks is contained in the Portfolios’ offering memorandum. The Portfolios may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a portfolio could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. A non-diversified portfolio may have additional risk and volatility compared to a diversified portfolio. Shareholders of a municipal bond portfolio will, at times, incur a tax liability, as income from these portfolios may be subject to state and local taxes and, where applicable, the alternative minimum tax. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

On each individual Portfolio Summary page in this Annual Report, the Average Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Portfolio distributions or (ii) the redemption of Portfolio shares. The figures in the line graph are calculated at net asset value and assume the investment of $5,000,000 at the beginning of the first full month following the Portfolio’s inception.

An investment in a Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolios.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolios. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Portfolio’s holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Portfolios’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330, and is available without change, upon request, by calling the Trust at 1-866-746-2606 and on the Fund’s website at www.pimco-funds.com.

PIMCO Funds are distributed by Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902, www.pimco-funds.com, 1-800-927-4648.

2	PIMCO Funds	Private Account Portfolio Series

The following disclosure provides important information regarding each Portfolio’s Expense Example (“Example” or “Expense Example”), which appears on each Portfolio’s individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Portfolio.

Example

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees, and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Portfolios is from October 1, 2006 to March 31, 2007.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information under this heading, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other Portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees such as fees and expenses of the trustees and their counsel, extraordinary expenses, and interest expense.

Annual Report	March 31, 2007	3

Asset-Backed Securities Portfolio

Cumulative Returns Through March 31, 2007

Allocation Breakdown*

Asset-Backed Securities	43.0%
Mortgage-Backed Securities	27.1%
U.S. Government Agencies	22.9%
Short-Term Instruments	5.1%
Corporate Bonds & Notes	1.9%

*	% of Total Investments as of 03/31/2007

$5,000,000 invested at the beginning of the first full month following the inception date.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	5 Years	Portfolio Inception (10/31/00)
Asset-Backed Securities Portfolio	7.30%	5.44%	6.86%
Citigroup 3-Month Treasury Bill Index	4.98%	2.51%	2.83%
Lehman Brothers Asset-Backed Securities Index	5.91%	4.64%	5.75%

All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Shares may be worth more or less than original cost when redeemed. Performance data current to the most recent month-end is available by calling 1-800-927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,033.59	$1,015.01
Expenses Paid During Period†	$10.09	$10.00

† Expenses are equal to the Portfolio’s net annualized expense ratio of 1.99%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The Asset-Backed Securities Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a portfolio of asset-backed securities (“ABS”) of varying maturities, which may be represented by options, futures contracts, or swap agreements.

»	Duration positioning above that of the benchmark for most of the period added to returns as the ten-year Treasury yield declined from 4.85% to 4.64% during the period.

»	A curve steepening bias added to returns as the two-year Treasury yield declined more than the 30-year Treasury yield over the period.

»	An overweight to manufactured housing ABS benefited performance as this was the best performing ABS sector during the period.

»	An overweight to home equity ABS detracted from returns as they lagged the benchmark.

»	An underweight to credit card ABS detracted from performance as they slightly outpaced the benchmark.

»

Exposure to derivative positions that benefit from deterioration in subprime mortgage performance added to returns as delinquencies from recent subprime loans increased, driven in part by declining home price appreciation.

4	PIMCO Funds	Private Account Portfolio Series

Developing Local Markets Portfolio

Cumulative Returns Through March 31, 2007

Allocation Breakdown*

Corporate Bonds & Notes	40.4%
Short-Term Instruments	38.5%
Asset-Backed Securities	8.5%
Sovereign Issues	7.8%
Mortgage-Backed Securities	2.5%
Other	2.3%

*	% of Total Investments as of 03/31/2007

$5,000,000 invested at the beginning of the first full month following the inception date.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	Portfolio Inception (07/30/04)**
Developing Local Markets Portfolio	11.02%	11.81%
Citigroup 3-Month Treasury Bill Index	4.98%	3.63%
JPMorgan Emerging Local Markets Index Plus (Unhedged)	11.82%	11.06%

All Portfolio returns are net of fees and expenses.

** The Portfolio began operations on 07/30/04. Index comparisons began on 07/31/04.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Shares may be worth more or less than original cost when redeemed. Performance data current to the most recent month-end is available by calling 1-800-927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,081.01	$1,024.33
Expenses Paid During Period†	$0.62	$0.61

† Expenses are equal to the Portfolio’s net annualized expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The Developing Local Markets Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in currencies of, or in fixed-income instruments denominated in the currencies of developing markets. The Portfolio defines a “developing market” as any non-U.S. country excluding those countries that have been classified by the World Bank as high-income OECD economies for the past five consecutive years.

»	An overweight position to Brazil benefited returns as the country sub-index to the Fund’s Benchmark, the JPMorgan Emerging Local Markets Index Plus Global, returned 20.88% for the twelve-month period.

»	An overweight in Slovakia benefited performance as Slovakian credits outperformed during the period due to revaluation of the Slovakian koruna as the country prepares for Euro adoption by 2009.

»	An underweight in Thailand detracted from performance as Thai credits outperformed the Index.

»	An underweight to Hungary detracted from performance as the Hungarian forint returned 17.37% over the twelve-month period.

»

An underweight to Turkey detracted from performance. Although the Turkish lira decreased during the past twelve months, the country sub-index of the Fund’s benchmark, the JPMorgan Emerging Local Markets Index+, returned 15.35% for the twelve-month period due to the lira’s status as the highest-yielding currency in the Index.

Annual Report	March 31, 2007	5

Emerging Markets Portfolio

Cumulative Returns Through March 31, 2007

Allocation Breakdown*

Short-Term Instruments	32.9%
Brazil	21.4%
Mexico	12.5%
Russia	7.3%
Venezuela	5.7%
Other	20.2%

*	% of Total Investments as of 03/31/2007

$5,000,000 invested at the beginning of the first full month following the inception date.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	5 Years	Portfolio Inception (04/03/98)**
Emerging Markets Portfolio	11.12%	14.27%	12.83%
Citigroup 3-Month Treasury Bill Index	4.98%	2.51%	3.49%
Emerging Markets Sector Fund Index	10.75%	12.25%	10.11%

All Portfolio returns are net of fees and expenses.

** The Portfolio began operations on 04/03/98. Index comparisons began on 03/31/98.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Shares may be worth more or less than original cost when redeemed. Performance data current to the most recent month-end is available by calling 1-800-927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,065.34	$1,024.33
Expenses Paid During Period†	$0.62	$0.61

† Expenses are equal to the Portfolio’s net annualized expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The Emerging Markets Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a portfolio of fixed-income instruments of issuers that economically are tied to countries with emerging securities markets.

»

PIMCO generally considers an emerging securities market to be one located in any country defined as an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities.

»	An overweight position to Brazil benefited performance as Brazil outperformed the overall market over the twelve-month period.

»	An underweight to Turkey benefited performance as Turkey performed well during the period.

»	A strategic allocation in emerging markets currencies benefited performance as these currencies strengthened against the U.S. dollar over the past twelve months.

»	An overweight to Russia detracted from relative performance as higher-rated countries underperformed during the past twelve months.

»	An underweight in the Philippines detracted from performance as spreads on the Philippines tightened during the past twelve months.

»	An underweight to lower-rated countries, such as Uruguay and the Dominican Republic, detracted from performance as lower-rated country credits outperformed the benchmark over the period.

6	PIMCO Funds	Private Account Portfolio Series

High Yield Portfolio

Cumulative Returns Through March 31, 2007

Allocation Breakdown*

Industrials	52.1%
Utilities	17.0%
Banking & Finance	12.9%
Short-Term Instruments	6.2%
Bank Loan Obligations	5.5%
Other	6.3%

*	% of Total Investments as of 03/31/2007

$5,000,000 invested at the beginning of the first full month following the inception date.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	5 Years	Portfolio Inception (12/08/00)**
High Yield Portfolio	9.89%	9.88%	7.38%
Citigroup 3-Month Treasury Bill Index	4.98%	2.51%	2.78%
Merrill Lynch US High Yield, BB-B Rated Index	10.47%	8.97%	8.66%

All Portfolio returns are net of fees and expenses.

** The Portfolio began operations on 12/08/00. Index comparisons began on 11/30/00.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Shares may be worth more or less than original cost when redeemed. Performance data current to the most recent month-end is available by calling 1-800-927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,061.42	$1,024.68
Expenses Paid During Period†	$0.26	$0.25

† Expenses are equal to the Portfolio’s net annualized expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The High Yield Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high-yield securities (“junk bonds”) rated below-investment grade but rated at least B by Moody’s or equivalently rated by S&P and Fitch, or, if unrated, determined by PIMCO to be of comparable quality.

»	As auto-related issues led the consumer cyclical sector over the twelve-month period, an emphasis on these bonds within the broader sector was a strong contributor to relative performance.

»	An underweight to the building products sector, one of the worst performing industry categories, benefited performance.

»	A focus on pipelines within the energy sector was positive for performance as these bonds were the top-performing sub-sector of the broader energy category.

»	With consumer non-cyclicals among the top performing sectors, led higher by tobacco and food/drug retailers, an underweight to the sector detracted from performance.

»	An emphasis on single B-rated issues within the forest/paper sector detracted from performance as these bonds underperformed BB-rated issues in the sector.

»	Exposure to BBB-rated issues detracted from performance as this category of bonds underperformed the Index.

Annual Report	March 31, 2007	7

International Portfolio

Cumulative Returns Through March 31, 2007

Allocation Breakdown*

Commercial Paper	77.7%
France Treasury Bills	9.9%
U.S. Treasury Bills	4.0%
United States	3.6%
Other	4.8%

*	% of Total Investments as of 03/31/2007

$5,000,000 invested at the beginning of the first full month following the inception date.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	5 Years	10 Years	Portfolio Inception (12/13/89)**
International Portfolio	2.67%	8.64%	7.67%	8.30%
Citigroup 3-Month Treasury Bill Index	4.98%	2.51%	3.67%	4.28%
JPMorgan GBI Global ex-U.S. Index Hedged in USD	4.91%	4.82%	6.35%	7.09%

All Portfolio returns are net of fees and expenses.

** The Portfolio began operations on 12/13/89. Index comparisons began on 11/30/89.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Shares may be worth more or less than original cost when redeemed. Performance data current to the most recent month-end is available by calling 1-800-927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,006.81	$1,024.33
Expenses Paid During Period†	$0.60	$0.61

† Expenses are equal to the Portfolio’s net annualized expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The International Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in a portfolio of fixed-income instruments of non-U.S. issuers, representing at least three non-U.S. countries or currencies, which may be represented by options, futures contracts, swap agreements, mortgage-backed securities (“MBS”) or asset-backed securities (“ABS”).

»	A focus on the short-to-intermediate portion of the U.K yield curve detracted from returns; near maturity yields rose as the Bank of England increased interest rates.

»	An underweight to European interest rates benefited performance as the European Central Bank’s (“ECB”) interest rate hikes and tightening bias moved interest rates up and flattened the yield curve.

»	An underweight to intermediate maturities in Japan was negative for performance as yields rallied.

»	A long position in the euro versus the U.S dollar contributed to returns as the euro benefited from ECB interest rate hikes.

8	PIMCO Funds	Private Account Portfolio Series

Investment Grade Corporate Portfolio

Cumulative Returns Through March 31, 2007

Allocation Breakdown*

Industrials	44.7%
Banking & Finance	33.2%
Utilities	19.6%
U.S. Treasury Obligations	1.1%
Short-Term Instruments	0.2%
Other	1.2%

*	% of Total Investments as of 03/31/2007

$5,000,000 invested at the beginning of the first full month following the inception date.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	5 Years	Portfolio Inception (01/26/00)**
Investment Grade Corporate Portfolio	9.21%	9.97%	9.65%
Citigroup 3-Month Treasury Bill Index	4.98%	2.51%	3.15%
Lehman Brothers Credit Investment Grade Index (Ex-Aa3 and Higher)	7.31%	6.48%	7.18%

All Portfolio returns are net of fees and expenses.

** The Portfolio began operations on 01/26/00. Index comparisons began on 01/31/00.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Shares may be worth more or less than original cost when redeemed. Performance data current to the most recent month-end is available by calling 1-800-927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,046.01	$1,024.68
Expenses Paid During Period†	$0.26	$0.25

† Expenses are equal to the Portfolio’s net annualized expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The Investment Grade Corporate Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a portfolio of investment grade corporate fixed-income instruments of varying maturities, which may be represented by options, futures contracts, and/or swap agreements.

»	Underweight U.S. duration detracted from performance as U.S. interest rates declined over the past twelve months.

»

The Portfolio’s yield curve position had a neutral impact on returns. The effects of a steepening bias in the first half of the year and those of a flattening bias in the second half of the year offset each other as the U.S. yield curve steepened over the past twelve months.

»

While an emphasis on AA-rated issues within investment-grade detracted from performance, an allocation to high-yield securities more than offset these negative effects as they solidly outperformed high-grade credits.

»

A below-index position in transportation companies benefited performance. Economic and geopolitical concerns, as well as onerous security restrictions, weighed upon airlines, while moderating traffic flows, share-buyback programs, and large capital spending requirements dampened the performance of railroad companies.

»

An underweight position in brokerage firms benefited performance. Despite solid earnings and stable fundamentals, weakness in the stock, credit, and mortgage markets weighed upon the performance of this industry, especially during the first three months of 2007.

»

Below-index exposure to consumer cyclicals added to returns. Elevated event risk and worries that high oil prices and rising interest rates would weaken the consumer economy hindered these issuers during the period.

»

An overweight allocation to natural gas companies detracted from performance as falling natural gas prices and warmer than normal temperatures at the beginning of the peak cooling season hurt these issuers, especially during the beginning of the twelve-month period.

Annual Report	March 31, 2007	9

Mortgage Portfolio

Cumulative Returns Through March 31, 2007

Allocation Breakdown*

U.S. Government Agencies	89.3%
Asset-Backed Securities	4.9%
Mortgage-Backed Securities	4.2%
Short-Term Instruments	1.5%
Other	0.1%

*	% of Total Investments as of 03/31/2007

$5,000,000 invested at the beginning of the first full month following the inception date.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	5 Years	Portfolio Inception (01/31/00)
Mortgage Portfolio	7.32%	5.68%	7.23%
Citigroup 3-Month Treasury Bill Index	4.98%	2.51%	3.15%
Lehman Brothers Mortgage Index	6.94%	4.97%	6.42%

All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Shares may be worth more or less than original cost when redeemed. Performance data current to the most recent month-end is available by calling 1-800-927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,031.77	$1,022.49
Expenses Paid During Period†	$2.48	$2.47

† Expenses are equal to the Portfolio’s net annualized expense ratio of 0.49%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The Mortgage Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related securities of varying maturities, which may be represented by options, futures contracts, swap agreements, or asset-backed securities.

»	Duration positioning above that of the benchmark added to returns as the ten-year Treasury yield declined from 4.85% to 4.64% during the period.

»	A curve steepening bias added to returns as the two-year Treasury yield declined more than the 30-year yield over the period.

»	An overweight to conventional mortgage-backed securities (FNMA and FHLMC) benefited performance as they outpaced the broader index.

»	An overweight to 30-year GNMA pass-through securities detracted from returns as they lagged conventional issues and the broader index.

»	Exposure to adjustable-rate mortgage-backed securities detracted from returns as they slightly lagged fixed-rate mortgage-backed securities.

»

Exposure to derivative positions that benefit from deterioration in subprime mortgage performance added to returns as delinquencies from recent subprime loans increased, driven in part by declining home price appreciation.

10	PIMCO Funds	Private Account Portfolio Series

Municipal Sector Portfolio

Cumulative Returns Through March 31, 2007

Allocation Breakdown*

Texas	19.3%
California	9.7%
Nevada	7.0%
New York	6.7%
Louisiana	6.1%
Illinois	5.7%
Colorado	5.6%
Michigan	5.3%
Other	34.6%

*	% of Total Investments as of 03/31/2007

$5,000,000 invested at the beginning of the first full month following the inception date.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	5 Years	Portfolio Inception (08/21/00)**
Municipal Sector Portfolio	7.26%	5.57%	6.48%
Citigroup 3-Month Treasury Bill Index	4.98%	2.51%	2.91%
Lehman Brothers Long Municipal Bond Index	6.81%	7.30%	7.22%

All Portfolio returns are net of fees and expenses.

** The Portfolio began operations on 08/21/00. Index comparisons began on 08/31/00.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Shares may be worth more or less than original cost when redeemed. Performance data current to the most recent month-end is available by calling 1-800-927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
Beginning Account Value (10/01/06)	$1,000.00		$1,000.00
Ending Account Value (03/31/07)	$1,028.37		$1,018.70
Expenses Paid During Period(a)	$6.32	(c)	$6.29	(c)
Expenses Paid During Period, Excluding Interest Expense for Floating Rate Notes(b)	$0.25		$0.25

(a) Expenses for the Portfolio are equal to the net annualized expense ratio of 1.25% multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

(b) Expenses for the Portfolio are equal to the net annualized expense ratio of 0.05% multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

(c) Includes non-cash interest expense of $6.07 for Actual Performance and $6.04 for Hypothetical Performance. The additional non-cash interest expense does not reflect actual expenses paid by the Portfolio, but instead is offset by additional interest income recorded by the Portfolio in an inverse floating rate transaction accounted for as a secured borrowing. Refer to Note 2(m) in the Notes to Financial Statements for additional information regarding inverse floating rate transactions.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The Municipal Sector Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a portfolio of fixed-income securities of varying maturities issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities, or in instruments that provide exposure to the municipal securities sector, such as options, futures contracts, or swap agreements.

»	The Portfolio’s average credit quality was AA+ at the end of the period similar to the benchmark’s average of AA1/AA2.

»

Municipals underperformed Treasuries and the taxable debt sector; the Lehman Brothers General Municipal Bond Index returned 5.43%, while the Lehman Brothers Aggregate and the Lehman Brothers Treasury Indices returned 6.59% and 5.87%, respectively.

»

The Portfolio’s effective duration was managed below that of its benchmark throughout the period, which was negative for performance, as municipal yields decreased across all maturities except for two year and shorter bonds.

»	Exposure to tobacco securitized municipals helped performance as the sector rallied due to increased demand for higher-yielding municipal debt.

»	Exposure to zero coupon municipal bonds benefited performance as they outperformed other municipal indexes.

Annual Report	March 31, 2007	11

Real Return Portfolio

Cumulative Returns Through March 31, 2007

Allocation Breakdown*

U.S. Treasury Obligations	85.7%
U.S. Government Agencies	6.8%
Short-Term Instruments	4.9%
Foreign Currency-Denominated Issues	0.8%
Corporate Bonds & Notes	0.7%
Other	1.1%

*	% of Total Investments as of 03/31/2007

$5,000,000 invested at the beginning of the first full month following the inception date.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	5 Years	Portfolio Inception (04/28/00)**
Real Return Portfolio	5.21%	8.34%	8.75%
Citigroup 3-Month Treasury Bill Index	4.98%	2.51%	3.06%
Lehman Brothers U.S. TIPS Index	5.30%	7.41%	7.75%

All Portfolio returns are net of fees and expenses.

** The Portfolio began operations on 04/28/00. Index comparisons began on 04/30/00.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Shares may be worth more or less than original cost when redeemed. Performance data current to the most recent month-end is available by calling 1-800-927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,009.01	$1,024.68
Expenses Paid During Period†	$0.25	$0.25

† Expenses are equal to the Portfolio’s net annualized expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The Real Return Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by options, futures contracts, or swap agreements.

»	Above index U.S. real duration was positive for performance as real yields declined on slowing U.S. growth.

»

Positioning for a steeper U.S. nominal yield curve added to performance as the U.S. nominal yield curve steepened on market expectations that the Federal Reserve would cut interest rates in the months ahead.

»	Tactically underweighting nominal U.S. Treasuries detracted from performance as nominal interest rates declined.

»	Holdings of Canadian nominal bonds in the last three months of the period detracted from performance due to moderately higher rates in this period.

12	PIMCO Funds	Private Account Portfolio Series

Short-Term Portfolio

Cumulative Returns Through March 31, 2007

Allocation Breakdown*

Mortgage-Backed Securities	29.7%
U.S. Government Agencies	27.9%
Asset-Backed Securities	19.9%
Corporate Bonds & Notes	14.5%
Short-Term Instruments	7.9%
Purchased Options	0.1%

*	% of Total Investments as of 03/31/2007

$5,000,000 invested at the beginning of the first full month following the inception date.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	5 Years	Portfolio Inception (04/20/00)**
Short-Term Portfolio	5.67%	3.37%	4.30%
Citigroup 3-Month Treasury Bill Index	4.98%	2.51%	3.06%
3-Month LIBOR Index	5.46%	2.85%	3.38%

All Portfolio returns are net of fees and expenses.

** The Portfolio began operations on 04/20/00. Index comparisons began on 04/30/00.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Shares may be worth more or less than original cost when redeemed. Performance data current to the most recent month-end is available by calling 1-800-927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,028.69	$1,023.68
Expenses Paid During Period†	$1.26	$1.26

† Expenses are equal to the Portfolio’s net annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The Short-Term Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities.

»

The Portfolio’s above-benchmark duration slightly benefited performance as the bond market rally in February 2007 offset the negative impact from the Federal Reserve’s 0.50% increase in the Federal Funds Rate during the first half of 2006.

»	The Portfolio’s curve steepening bias detracted from performance as the yield curve flattened over the twelve-month period.

»	An emphasis on mortgage-backed securities benefited performance as security selection and the yield advantage over Treasuries added to returns while spreads remained stable.

»	Exposure to corporates slightly benefited performance due to their yield advantage and tightening spreads during the period.

»	Exposure to high-quality, floating rate, asset-backed bonds generated incremental yield over money markets during the period.

Annual Report	March 31, 2007	13

Short-Term Portfolio II

Cumulative Returns Through March 31, 2007

Allocation Breakdown*

Short-Term Instruments	40.6%
Corporate Bonds & Notes	18.0%
U.S. Government Agencies	16.7%
Asset-Backed Securities	15.7%
Mortgage-Backed Securities	8.0%
Other	1.0%

*	% of Total Investments as of 03/31/2007

$5,000,000 invested at the beginning of the first full month following the inception date.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	Portfolio Inception (03/17/03)**
Short-Term Portfolio II	5.23%	3.29%
Citigroup 3-Month Treasury Bill Index	4.98%	2.75%
3-Month LIBOR Index	5.46%	3.14%

All Portfolio returns are net of fees and expenses.

** The Portfolio began operations on 03/17/03. Index comparisons began on 03/31/03.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Shares may be worth more or less than original cost when redeemed. Performance data current to the most recent month-end is available by calling 1-800-927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,026.29	$1,024.68
Expenses Paid During Period†	$0.25	$0.25

† Expenses are equal to the Portfolio’s net annualized expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The Short-Term Portfolio II seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities.

»

The Portfolio’s above-benchmark duration detracted from performance as the Federal Reserve raised the Federal Funds Rate an additional 0.50% during the first half of 2006. This was partially offset by positive returns when the Federal Reserve paused during the remainder of the reporting period.

»	The Portfolio’s curve steepening bias detracted from performance as the yield curve flattened over the twelve-month period.

»	Exposure to the front-end of the U.K. yield curve detracted from performance as short-term rates increased during the period.

»	An emphasis on mortgage-backed securities benefited performance as security selection and the yield advantage over Treasuries added to returns while spreads remained stable.

»	Exposure to corporates slightly benefited performance due to their yield advantage and tightening spreads during the period.

»	Selective high-yield holdings provided incremental yield and positive price return over the period.

»	Exposure to high-quality, floating rate, asset-backed bonds generated incremental yield over money markets during the period.

»	Currency strategies were slightly negative for performance as appreciation of a basket of emerging country currencies was largely offset by the depreciation of the Japanese yen.

14	PIMCO Funds	Private Account Portfolio Series

U.S. Government Sector Portfolio

Cumulative Returns Through March 31, 2007

Allocation Breakdown*

Short-Term Instruments	26.9%
U.S. Government Agencies	19.6%
Mortgage-Backed Securities	17.0%
Asset-Backed Securities	16.2%
Corporate Bonds & Notes	10.3%
U.S. Treasury Obligations	7.9%
Other	2.1%

*	% of Total Investments as of 03/31/2007

$5,000,000 invested at the beginning of the first full month following the inception date.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	5 Years	Portfolio Inception (01/31/00)
U.S. Government Sector Portfolio	7.09%	6.24%	7.80%
Citigroup 3-Month Treasury Bill Index	4.98%	2.51%	3.15%
Lehman Brothers Government Bond Index	5.93%	5.07%	6.24%

All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Shares may be worth more or less than original cost when redeemed. Performance data current to the most recent month-end is available by calling 1-800-927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,027.63	$1,024.68
Expenses Paid During Period†	$0.25	$0.25

† Expenses are equal to the Portfolio’s net annualized expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The U.S. Government Sector Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a portfolio of U.S. government securities of varying maturities, or in securities that provide exposure to the U.S. government securities sector, such as options, futures contracts, swap agreements, or mortgage-backed securities (“MBS”).

»

Above-Index duration, while the level of interest rates decreased across almost all maturities over the twelve-month reporting period, positively affected the performance of the Portfolio versus its benchmark.

»	The Portfolio’s emphasis on short and intermediate maturities benefited performance versus the benchmark as the two- to 30-year yield spread steepened throughout the period.

»	An underweight to Agency debentures was negative for performance relative to the benchmark as they outperformed like-duration Treasuries over the period.

»	A modest out-of-benchmark allocation to mortgage-backed securities was positive for performance relative to the benchmark as they outperformed like-duration Treasuries over the period.

»	An allocation to long interest rate swaps during the first six months of the period added value relative to the benchmark as swap spreads narrowed, especially in the 15+ year maturity buckets.

Annual Report	March 31, 2007	15

Benchmark Descriptions

Index	Description

3-Month LIBOR Index	3-Month LIBOR (London Intrabank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market. It is not possible to invest directly in the index.

Citigroup 3-Month Treasury Bill Index	Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in the index.

Emerging Markets Sector Fund Index	Emerging Markets Sector Fund Index consists of custom weights of selected countries within the Emerging Markets Bond Index from JP Morgan. It is not possible to invest directly in the index.

JPMorgan Emerging Local Markets Index Plus (Unhedged)	JPMorgan Emerging Local Markets Index Plus (Unhedged) tracks total returns for local-currency-denominated money market instruments in 22 emerging markets countries with at least $10 billion of external trade. It is not possible to invest directly in the index.

JPMorgan GBI Global ex-U.S. Index Hedged in USD	JPMorgan GBI Global ex-U.S. Index Hedged in USD is an unmanaged index market representative of the total return performance in U.S. Dollars of major non-U.S. bond markets. It is not possible to invest directly in the index.

Lehman Brothers Asset-Backed Securities Index	Lehman Brothers Asset-Backed Securities Index has 5 subsectors: credit and charge cards, autos, home equity loans, utility, and manufactured housing. The index includes pass-through, bullet, and controlled amortization structures. It includes only the senior class of each ABS issue; subordinate tranches are not included. It is not possible to invest directly in the index.

Lehman Brothers Credit Investment Grade Index (Ex-Aa3 and Higher)	Lehman Brothers Credit Investment Grade Index (Ex-Aa3 and Higher) consists of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. It is not possible to invest directly in the index.

Lehman Brothers Government Bond Index	Lehman Brothers Government Bond Index is an unmanaged index consists of securities issued by the U.S. Government with a maturity of one year or more. It is not possible to invest directly in the index.

Lehman Brothers Long Municipal Bond Index	Lehman Brothers Long Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. It is not possible to invest directly in the index.

Lehman Brothers Mortgage Index	Lehman Brothers Mortgage Index is an unmanaged index market representing fixed rate mortgages issued by GNMA, FNMA and FHLMC. It is not possible to invest directly in the index.

Lehman Brothers U.S. TIPS Index	Lehman Brothers U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. It is not possible to invest directly in the index.

Merrill Lynch U.S. High Yield, BB-B Rated Index	Merrill Lynch U.S. High Yield, BB-B Rated Index is comprised of fixed-income securities rated BB and B. The index tracks the performance of below investment grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. It is not possible to invest directly in such an unmanaged index. Prior to 1/97, data represents that of ML High Yield Cash Pay, BB-B rated. Merrill Lynch High Yield Cash Pay BB-B Rated Index is comprised of fixed income securities rated BB and B. The index tracks the performance of below investment grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Excludes pay- in-kind bonds and deferred interest bonds that are not yet accruing a coupon. It is not possible to invest directly in the index.

16	PIMCO Funds	Private Account Portfolio Series

(THIS PAGE INTENTIONALLY LEFT BLANK)

Annual Report	March 31, 2007	17

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Asset-Backed Securities Portfolio
03/31/2007	$10.47	$0.60	$0.15	$0.75	$(0.56)	$0.00
03/31/2006	10.57	0.55	(0.13)	0.42	(0.52)	0.00
03/31/2005	10.79	0.43	(0.18)	0.25	(0.47)	0.00
03/31/2004	11.00	0.38	0.12	0.50	(0.44)	(0.27)
03/31/2003	10.66	0.52	0.43	0.95	(0.48)	(0.13)

Developing Local Markets Portfolio
03/31/2007	$11.17	$0.60	$0.60	$1.20	$(0.51)	$(0.31)
03/31/2006	10.98	0.42	0.47	0.89	(0.29)	(0.41)
7/30/2004 - 03/31/2005	10.00	0.15	1.04	1.19	(0.21)	0.00

Emerging Markets Portfolio
03/31/2007	$11.32	$0.68	$0.53	$1.21	$(0.74)	$(0.59)
03/31/2006	10.92	0.70	0.84	1.54	(0.71)	(0.43)
03/31/2005	11.43	0.54	0.29	0.83	(0.81)	(0.53)
03/31/2004	11.81	0.68	1.47	2.15	(0.88)	(1.65)
03/31/2003	10.86	0.82	1.15	1.97	(0.82)	(0.20)

High Yield Portfolio
03/31/2007	$8.32	$0.64	$0.15	$0.79	$(0.56)	$0.00
03/31/2006	8.25	0.64	0.05	0.69	(0.62)	0.00
03/31/2005	8.37	0.61	0.06	0.67	(0.79)	0.00
03/31/2004	7.72	0.68	0.80	1.48	(0.83)	0.00
03/31/2003	8.18	0.70	(0.46)	0.24	(0.70)	0.00

International Portfolio
03/31/2007	$5.06	$0.18	$(0.05)	$0.13	$(0.66)	$0.00
03/31/2006	5.86	0.14	0.02	0.16	(0.66)	(0.30)
03/31/2005	5.91	0.11	0.36	0.47	(0.26)	(0.26)
03/31/2004	7.22	0.22	0.46	0.68	(0.92)	(1.07)
03/31/2003	6.52	0.38	0.77	1.15	(0.36)	(0.09)

Investment Grade Corporate Portfolio
03/31/2007	$9.77	$0.60	$0.27	$0.87	$(0.61)	$0.00
03/31/2006	9.74	0.57	0.09	0.66	(0.60)	(0.03)
03/31/2005	11.11	0.58	(0.03)	0.55	(0.68)	(1.24)
03/31/2004	10.88	0.76	0.85	1.61	(0.95)	(0.43)
03/31/2003	10.57	0.78	0.59	1.37	(0.81)	(0.25)

Mortgage Portfolio
03/31/2007	$10.29	$0.57	$0.17	$0.74	$(0.58)	$0.00
03/31/2006	10.39	0.49	(0.16)	0.33	(0.42)	(0.01)
03/31/2005	10.67	0.36	0.08	0.44	(0.47)	(0.17)
03/31/2004	10.89	0.34	0.18	0.52	(0.46)	(0.28)
03/31/2003	10.71	0.45	0.57	1.02	(0.46)	(0.38)

Municipal Sector Portfolio
03/31/2007	$10.27	$0.51	$0.22	$0.73	$(0.47)	$0.00
03/31/2006(b)	10.14	0.46	0.14	0.60	(0.47)	0.00
03/31/2005(b)	10.45	0.45	(0.25)	0.20	(0.46)	(0.05)
03/31/2004(b)	10.15	0.49	0.27	0.76	(0.46)	0.00
03/31/2003(b)	10.58	0.57	(0.03)	0.54	(0.62)	(0.35)

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) As restated. Refer to Note 11 in the Notes to Financial Statements for information regarding the restatement.

18	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets Excluding Interest Expense	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$0.00	$(0.56)	$10.66	7.30%	$533,748	1.83%	0.05%	5.71%	49%
0.00	(0.52)	10.47	4.06	314,685	1.57	0.05	5.19	67
0.00	(0.47)	10.57	2.34	211,671	0.51	0.05	3.98	79
0.00	(0.71)	10.79	4.69	211,206	0.12	0.05	3.51	379
0.00	(0.61)	11.00	8.95	208,719	0.15	0.05	4.65	177

$0.00	$(0.82)	$11.55	11.02%	$348,637	0.12%	0.12%	5.29%	15%
0.00	(0.70)	11.17	8.36	204,449	0.12	0.12	3.78	9
0.00	(0.21)	10.98	11.98	127,000	0.12 *	0.12 *	2.13 *	199

$0.00	$(1.33)	$11.20	11.12%	$947,267	0.12%	0.12%	6.01%	224%
0.00	(1.14)	11.32	14.44	1,092,908	0.13	0.12	6.09	301
0.00	(1.34)	10.92	7.50	1,522,558	0.12	0.12	4.81	449
0.00	(2.53)	11.43	19.28	1,269,208	0.13	0.12	5.61	419
0.00	(1.02)	11.81	19.48	1,336,575	0.13	0.12	7.60	305

$0.00	$(0.56)	$8.55	9.89%	$360,207	0.05%	0.05%	7.55%	184%
0.00	(0.62)	8.32	8.57	317,019	0.05	0.05	7.66	114
0.00	(0.79)	8.25	8.24	211,569	0.05	0.05	7.20	117
0.00	(0.83)	8.37	19.75	177,339	0.06	0.05	8.30	128
0.00	(0.70)	7.72	3.61	400,794	0.05	0.05	9.08	182

$0.00	$(0.66)	$4.53	2.67%	$2,496,716	0.12%	0.12%	3.65%	674%
0.00	(0.96)	5.06	3.11	1,890,305	0.12	0.12	2.57	967
0.00	(0.52)	5.86	8.39	2,662,343	0.12	0.12	1.96	288
0.00	(1.99)	5.91	11.49	3,168,509	0.14	0.12	3.31	763
0.00	(0.45)	7.22	18.32	1,520,328	0.12	0.12	5.72	328

$0.00	$(0.61)	$10.03	9.21%	$1,165,111	0.05%	0.05%	6.03%	32%
0.00	(0.63)	9.77	6.85	1,052,499	0.05	0.05	5.81	49
0.00	(1.92)	9.74	5.03	976,440	0.05	0.05	5.46	22
0.00	(1.38)	11.11	15.23	1,306,285	0.05	0.05	6.70	90
0.00	(1.06)	10.88	13.86	4,211,671	0.07	0.05	7.51	199

$0.00	$(0.58)	$10.45	7.32%	$9,284,142	0.26%	0.05%	5.52%	668%
0.00	(0.43)	10.29	3.16	13,131,692	0.05	0.05	4.70	616
(0.08)	(0.72)	10.39	3.43	8,805,626	0.05	0.05	3.36	725
0.00	(0.74)	10.67	4.93	4,112,744	0.05	0.05	3.19	823
0.00	(0.84)	10.89	9.69	6,747,404	0.07	0.05	4.00	687

$0.00	$(0.47)	$10.53	7.26%	$267,835	1.25%	0.05%	4.87%	79%
0.00	(0.47)	10.27	5.98	371,200	0.90	0.05	4.45	49
0.00	(0.51)	10.14	1.95	343,054	0.38	0.05	4.41	84
0.00	(0.46)	10.45	7.59	368,097	0.22	0.05	4.74	94
0.00	(0.97)	10.15	5.15	249,882	0.47	0.05	5.39	352

Annual Report	March 31, 2007	19

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Real Return Portfolio
03/31/2007	$10.46	$0.42	$0.11	$0.53	$(0.42)	$(0.08)
03/31/2006	11.40	0.62	(0.48)	0.14	(0.76)	(0.32)
03/31/2005	11.94	0.42	(0.03)	0.39	(0.60)	(0.33)
03/31/2004	11.43	0.35	0.96	1.31	(0.35)	(0.45)
03/31/2003	10.30	0.48	1.62	2.10	(0.78)	(0.19)

Short-Term Portfolio
03/31/2007	$9.72	$0.52	$0.02	$0.54	$(0.45)	$0.00
03/31/2006	9.77	0.37	(0.01)	0.36	(0.41)	0.00
03/31/2005	9.85	0.20	(0.04)	0.16	(0.23)	(0.01)
03/31/2004	9.83	0.16	0.03	0.19	(0.15)	(0.02)
03/31/2003	9.72	0.25	0.12	0.37	(0.21)	(0.05)

Short-Term Portfolio II
03/31/2007	$10.01	$0.51	$0.00	$0.51	$(0.47)	$0.00
03/31/2006	10.08	0.37	0.02	0.39	(0.46)	0.00
03/31/2005	10.11	0.20	0.00	0.20	(0.22)	(0.01)
03/31/2004	10.02	0.12	0.07	0.19	(0.10)	0.00
03/17/2003 - 03/31/2003	10.00	0.01	0.01	0.02	0.00	0.00

U.S. Government Sector Portfolio
03/31/2007	$10.38	$0.53	$0.19	$0.72	$(0.51)	$0.00
03/31/2006	10.68	0.42	(0.30)	0.12	(0.40)	(0.02)
03/31/2005	11.26	0.26	(0.25)	0.01	(0.26)	(0.33)
03/31/2004	10.89	0.22	0.38	0.60	(0.23)	0.00
03/31/2003	9.83	0.35	1.43	1.78	(0.34)	(0.38)

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 2.06%.

20	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$0.00	$(0.50)	$10.49	5.21%	$912,909	0.05%		0.05%		3.97%	561%
0.00	(1.08)	10.46	1.07	964,745	0.05		0.05		5.48	414
0.00	(0.93)	11.40	3.47	1,689,226	0.05		0.05		3.65	447
0.00	(0.80)	11.94	11.85	1,422,613	0.05		0.05		3.03	372
0.00	(0.97)	11.43	21.26	654,735	0.07		0.05		4.23	308

$0.00	$(0.45)	$9.81	5.67%	$5,475,245	0.18%		0.05%		5.27%	121%
0.00	(0.41)	9.72	3.71	1,383,307	0.05		0.05		3.75	205
0.00	(0.24)	9.77	1.60	2,914,175	0.05		0.05		2.00	283
0.00	(0.17)	9.85	1.96	4,226,476	0.05		0.05		1.59	280
0.00	(0.26)	9.83	3.94	2,432,457	0.05		0.05		2.56	212

$0.00	$(0.47)	$10.05	5.23%	$583,827	0.05%		0.05%		5.09%	123%
0.00	(0.46)	10.01	3.90	481,318	0.05		0.05		3.65	109
0.00	(0.23)	10.08	2.02	1,626,755	0.05		0.05		2.01	326
0.00	(0.10)	10.11	1.97	2,413,972	0.05		0.05		1.20	232
0.00	0.00	10.02	0.20	20,102	0.05	* (b)	0.05	* (b)	2.16 *	11

$0.00	$(0.51)	$10.59	7.09%	$8,037,047	0.05%		0.05%		5.03%	361%
0.00	(0.42)	10.38	1.04	6,869,541	0.05		0.05		3.88	628
0.00	(0.59)	10.68	0.11	7,553,665	0.05		0.05		2.32	366
0.00	(0.23)	11.26	5.56	7,226,151	0.05		0.05		2.03	709
0.00	(0.72)	10.89	18.36	4,438,204	0.05		0.05		3.25	819

Annual Report	March 31, 2007	21

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	Asset- Backed Securities Portfolio	Developing Local Markets Portfolio	Emerging Markets Portfolio	High Yield Portfolio

Assets:
Investments, at value	$750,165	$344,347	$949,115	$350,776
Cash	8	7	213	550
Foreign currency, at value	0	70	757	556
Receivable for investments sold	1,697	1,424	27,663	3,998
Receivable for investments sold on delayed-delivery basis	0	0	0	0
Receivable for Portfolio shares sold	0	120	0	0
Interest and dividends receivable	2,582	2,077	11,488	6,683
Variation margin receivable	0	0	0	0
Swap premiums paid	2,328	0	899	0
Unrealized appreciation on forward foreign currency contracts	0	9,953	1,608	0
Unrealized appreciation on swap agreements	12,744	268	23,700	137
Other assets	0	0	0	0
	769,524	358,266	1,015,443	362,700

Liabilities:
Payable for reverse repurchase agreements	$182,003	$0	$0	$198
Payable for investments purchased	39,562	6,421	24,379	2,093
Payable for investments purchased on delayed-delivery basis	0	0	30,500	0
Payable for short sales	1,511	0	0	0
Payable for floating rate notes issued	0	0	0	0
Payable for Portfolio shares redeemed	0	0	11,467	0
Overdraft due to custodian	0	0	0	0
Written options outstanding	0	0	0	0
Accrued investment advisory fee	10	6	17	6
Accrued administration fee	14	28	83	10
Variation margin payable	21	0	186	0
Swap premiums received	2,773	7	26	0
Unrealized depreciation on forward foreign currency contracts	0	3,158	190	9
Unrealized depreciation on swap agreements	9,882	9	1,227	176
Other liabilities	0	0	101	1
	235,776	9,629	68,176	2,493

Net Assets	$533,748	$348,637	$947,267	$360,207

Net Assets Consist of:
Paid in capital	$532,663	$336,186	$866,864	$355,773
Undistributed (overdistributed) net investment income	3,266	3,177	5,298	7,798
Accumulated undistributed net realized gain (loss)	(4,796)	1,678	1,921	(9,517)
Net unrealized appreciation (depreciation)	2,615	7,596	73,184	6,153
	$533,748	$348,637	$947,267	$360,207
Shares Issued and Outstanding:	50,081	30,189	84,569	42,120
Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)	$10.66	$11.55	$11.20	$8.55
Cost of Investments Owned	$749,383	$343,829	$900,000	$344,583
Cost of Foreign Currency Held	$0	$69	$761	$554
Proceeds Received on Short Sales	$1,513	$0	$0	$0
Premiums Received on Written Options	$0	$0	$0	$0

* Cash has been segregated for futures collateral.

22	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2007

International Portfolio	Investment Grade Corporate Portfolio	Mortgage Portfolio	Municipal Sector Portfolio	Real Return Portfolio	Short-Term Portfolio	Short-Term Portfolio II	U.S. Government Sector Portfolio

$2,326,675	$1,125,533	$15,495,861	$366,125	$1,299,350	$5,613,849	$612,778	$8,293,857
1	11	0	0	27	0	135	1,000	*
270,329	0	0	0	3,403	0	1,989	0
2	18,810	4,376,375	0	256,596	211,835	3,672	498,663
0	72	0	0	3,985	0	0	0
0	0	6,500	0	0	0	0	6,500
3,698	18,264	54,630	4,590	7,660	21,282	2,057	31,414
0	32	487	240	53	2,640	24	5,877
32,781	0	40,558	0	1,773	7,005	30	22,057
9,768	0	0	0	76	0	225	0
42,670	3,330	89,090	0	7,894	8,445	217	61,749
0	0	0	588	0	0	0	0
2,685,924	1,166,052	20,063,501	371,543	1,580,817	5,865,056	621,127	8,921,117

0	0	3,275,386	0	0	37,795	0	0
46,018	0	3,391,206	0	65,338	143,519	32,005	147,188
0	0	0	0	339,253	0	0	0
0	0	3,927,545	0	255,813	187,316	3,623	494,736
0	0	0	97,732	0	0	0	0
290	0	20,740	580	0	0	0	59,868
0	0	6,728	0	0	117	0	6,313
29	127	4,607	0	668	3,746	1,142	77,997
44	21	162	5	18	93	10	140
221	31	243	7	27	140	16	209
6,362	0	0	0	185	2,522	60	19,063
58,536	182	73,209	0	5,218	2,875	198	53,411
711	0	0	0	86	0	186	0
76,995	580	79,533	0	816	11,667	60	25,145
2	0	0	5,384	486	21	0	0
189,208	941	10,779,359	103,708	667,908	389,811	37,300	884,070

$2,496,716	$1,165,111	$9,284,142	$267,835	$912,909	$5,475,245	$583,827	$8,037,047

$2,716,200	$1,131,158	$9,393,357	$251,156	$924,494	$5,467,413	$582,134	$8,156,507
139,156	5,689	52,577	3,803	4,231	21,164	4,072	25,374
(322,181)	(11,102)	(134,385)	(1,115)	(22,268)	(20,688)	(2,733)	(252,605)
(36,459)	39,366	(27,407)	13,991	6,452	7,356	354	107,771
$2,496,716	$1,165,111	$9,284,142	$267,835	$912,909	$5,475,245	$583,827	$8,037,047
551,563	116,191	888,510	25,428	87,031	557,911	58,113	758,974

$4.53	$10.03	$10.45	$10.53	$10.49	$9.81	$10.05	$10.59
$2,309,566	$1,088,925	$15,538,896	$352,066	$1,300,732	$5,602,838	$612,187	$8,273,036
$269,845	$0	$0	$0	$3,390	$0	$1,974	$0
$0	$0	$3,939,992	$0	$254,737	$186,289	$3,621	$493,352
$2,476	$80	$5,597	$0	$494	$2,053	$871	$51,738

Annual Report	March 31, 2007	23

Statements of Operations

Year Ended March 31, 2007
(Amounts in thousands)	Asset- Backed Securities Portfolio	Developing Local Markets Portfolio	Emerging Markets Portfolio	High Yield Portfolio

Investment Income:
Interest, net of foreign taxes*	$32,757	$12,997	$52,500	$24,464
Dividends	0	0	1,894	22
Miscellaneous income	411	7	15	145
Total Income	33,168	13,004	54,409	24,631

Expenses:
Investment advisory fees	88	48	177	65
Administration fees	132	239	885	97
Trustees’ fees	1	1	2	1
Interest expense	7,841	0	0	14
Miscellaneous expense	0	4	7	0
Total Expenses	8,062	292	1,071	177

Net Investment Income	25,106	12,712	53,338	24,454

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(1,363)	372	16,636	4,814
Net realized gain (loss) on futures contracts, options and swaps	(620)	122	10,868	(1,100)
Net realized gain (loss) on foreign currency transactions	0	9,869	(1,899)	(896)
Net change in unrealized appreciation on investments	3,501	606	2,514	3,283
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	4,264	226	8,933	246
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	3,151	1,706	50
Net Gain (Loss)	5,782	14,346	38,758	6,397

Net Increase in Net Assets Resulting from Operations	$30,888	$27,058	$92,096	$30,851

*Foreign tax withholding	$0	$0	$101	$5

24	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

International Portfolio	Investment Grade Corporate Portfolio	Mortgage Portfolio	Municipal Sector Portfolio	Real Return Portfolio	Short-Term Portfolio	Short-Term Portfolio II	U.S. Government Sector Portfolio

$99,088	$67,147	$708,070	$19,741	$40,867	$119,169	$26,601	$377,092
0	333	0	0	0	0	8	0
243	13	4,787	0	11	11	13	356
99,331	67,493	712,857	19,741	40,878	119,180	26,622	377,448

527	221	2,460	64	203	434	103	1,481
2,635	332	3,690	96	304	651	155	2,221
6	3	30	1	3	5	1	19
28	0	25,563	3,876	0	2,849	0	40
2	1	13	0	1	2	0	7
3,198	557	31,756	4,037	511	3,941	259	3,768

96,133	66,936	681,101	15,704	40,367	115,239	26,363	373,680

180,449	4,361	(24,553)	1,557	(1,184)	(2,071)	3,325	(17,668)
(207,497)	1,765	(25,476)	1,818	(4,414)	(1,886)	(1,123)	(126,487)
91,198	0	0	0	(5,727)	0	(3,681)	0
8,021	20,865	231,099	4,432	24,825	16,690	1,317	76,980
(98,446)	3,644	2,025	313	7,806	(3,646)	273	208,358
(3,992)	0	0	0	(197)	0	31	0
(30,267)	30,635	183,095	8,120	21,109	9,087	142	141,183

$65,866	$97,571	$864,196	$23,824	$61,476	$124,326	$26,505	$514,863

$0	$0	$0	$0	$0	$21	$0	$0

Annual Report	March 31, 2007	25

Statements of Changes in Net Assets

	Asset-Backed Securities Portfolio		Developing Local Markets Portfolio		Emerging Markets Portfolio

(Amounts in thousands)	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2007	Year Ended March 31, 2006

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$25,106	$11,959	$12,712	$6,010	$53,338	$91,617
Net realized gain (loss)	(1,983)	(2,068)	10,363	4,565	25,605	98,025
Net change in unrealized appreciation (depreciation)	7,765	(1,404)	3,983	2,393	13,153	20,293
Net increase resulting from operations	30,888	8,487	27,058	12,968	92,096	209,935

Distributions to Shareholders:
From net investment income	(23,574)	(11,161)	(12,087)	(4,408)	(59,547)	(89,404)
From net realized capital gains	0	0	(8,486)	(6,280)	(49,038)	(56,060)

Total Distributions	(23,574)	(11,161)	(20,573)	(10,688)	(108,585)	(145,464)

Portfolio Share Transactions:
Receipts for shares sold	240,544	133,163	258,624	101,854	292,084	318,022
Issued as reinvestment of distributions	22,644	10,767	20,385	10,672	106,705	142,733
Cost of shares redeemed	(51,439)	(38,242)	(141,306)	(37,357)	(527,941)	(954,876)
Net increase (decrease) resulting from Portfolio share transactions	211,749	105,688	137,703	75,169	(129,152)	(494,121)

Total Increase (Decrease) in Net Assets	219,063	103,014	144,188	77,449	(145,641)	(429,650)

Net Assets:
Beginning of year	314,685	211,671	204,449	127,000	1,092,908	1,522,558
End of year*	$533,748	$314,685	$348,637	$204,449	$947,267	$1,092,908

*Including undistributed (overdistributed) net investment income of:	$3,266	$2,175	$3,177	$1,053	$5,298	$4,585

(a) Refer to Note 11 in the Notes to Financial Statements for information regarding the restatement.

26	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

High Yield Portfolio		International Portfolio		Investment Grade Corporate Portfolio		Mortgage Portfolio		Municipal Sector Portfolio

Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2007	Year Ended March 31, 2006 As Restated (a)

$24,454	$22,905	$96,133	$53,036	$66,936	$59,795	$681,101	$509,275	$15,704	$16,040
2,818	2,502	64,150	101,769	6,126	(9,433)	(50,029)	(67,354)	3,375	(5,366)
3,579	567	(94,417)	(78,261)	24,509	16,802	233,124	(158,088)	4,745	9,791
30,851	25,974	65,866	76,544	97,571	67,164	864,196	283,833	23,824	20,465

(20,770)	(22,452)	(371,047)	(217,136)	(68,764)	(61,806)	(674,640)	(457,786)	(14,365)	(16,247)
0	0	(511)	(87,001)	(252)	(2,900)	(366)	(6,995)	0	(45)

(20,770)	(22,452)	(371,558)	(304,137)	(69,016)	(64,706)	(675,006)	(464,781)	(14,365)	(16,292)

376,918	198,559	1,833,768	651,786	272,289	150,533	2,469,717	7,305,557	57,800	43,646
19,838	22,394	346,734	294,674	66,546	62,704	650,837	451,086	13,919	15,731
(363,649)	(119,025)	(1,268,399)	(1,490,905)	(254,778)	(139,636)	(7,157,294)	(3,249,629)	(184,543)	(35,404)
33,107	101,928	912,103	(544,445)	84,057	73,601	(4,036,740)	4,507,014	(112,824)	23,973

43,188	105,450	606,411	(772,038)	112,612	76,059	(3,847,550)	4,326,066	(103,365)	28,146

317,019	211,569	1,890,305	2,662,343	1,052,499	976,440	13,131,692	8,805,626	371,200	343,054
$360,207	$317,019	$2,496,716	$1,890,305	$1,165,111	$1,052,499	$9,284,142	$13,131,692	$267,835	$371,200

$7,798	$5,188	$139,156	$85,980	$5,689	$4,657	$52,577	$58,926	$3,803	$2,464

Annual Report	March 31, 2007	27

Statements of Changes in Net Assets

	Real Return Portfolio		Short-Term Portfolio		Short-Term Portfolio II		U.S. Government Sector Portfolio

(Amounts in thousands)	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2007	Year Ended March 31, 2006

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$40,367	$54,108	$115,239	$76,776	$26,363	$28,795	$373,680	$296,216
Net realized gain (loss)	(11,325)	31,989	(3,957)	(3,351)	(1,479)	1,302	(144,155)	(46,654)
Net change in unrealized appreciation (depreciation)	32,434	(63,835)	13,044	1,649	1,621	(35)	285,338	(138,240)
Net increase resulting from operations	61,476	22,262	124,326	75,074	26,505	30,062	514,863	111,322

Distributions to Shareholders:
From net investment income	(39,143)	(57,654)	(102,134)	(75,700)	(25,009)	(31,394)	(365,222)	(277,312)
From net realized capital gains	(7,457)	(19,400)	0	0	0	0	0	(14,002)
Tax basis return of capital	0	0	0	0	0	0	0	0

Total Distributions	(46,600)	(77,054)	(102,134)	(75,700)	(25,009)	(31,394)	(365,222)	(291,314)

Portfolio Share Transactions:
Receipts for shares sold	739,415	585,183	4,708,424	1,037,999	168,001	237,360	2,436,211	5,849,248
Issued as reinvestment of distributions	45,533	76,491	100,388	75,168	25,009	31,394	349,583	279,721
Cost of shares redeemed	(851,660)	(1,331,363)	(739,066)	(2,643,409)	(91,997)	(1,412,859)	(1,767,929)	(6,633,101)
Net increase (decrease) resulting from Portfolio share transactions	(66,712)	(669,689)	4,069,746	(1,530,242)	101,013	(1,144,105)	1,017,865	(504,132)

Total Increase (Decrease) in Net Assets	(51,836)	(724,481)	4,091,938	(1,530,868)	102,509	(1,145,437)	1,167,506	(684,124)

Net Assets:
Beginning of year	964,745	1,689,226	1,383,307	2,914,175	481,318	1,626,755	6,869,541	7,553,665
End of year*	$912,909	$964,745	$5,475,245	$1,383,307	$583,827	$481,318	$8,037,047	$6,869,541

*Including undistributed net investment income of:	$4,231	$1,896	$21,164	$8,383	$4,072	$2,813	$25,374	$16,694

28	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

Statements of Cash Flows	March 31, 2007

Amounts in thousands	Asset-Backed Securities Portfolio	Municipal Sector Portfolio

(Decrease) in Cash from:

Cash flows provided by operating activities:

Net increase in net assets resulting from operations	$30,888	$23,824

Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchases of long-term securities	(756,322)	(218,049)
Proceeds from sales of long-term securities and principal paydowns	455,581	322,085
Purchases of short-term portfolio investments, net	(24,598)	13,125
Increase (Decrease) in interest receivable	(971)	1,587
Decrease in receivable for investments sold	2,027	0
Increase in swap premiums paid	1,759	4,172
Increase in other assets	0	(921)
Increase (Decrease) in payable for investments purchased	20,481	(6,059)
Increase (Decrease) in management fee payable	4	(2)
Increase (Decrease) in administration fee payable	5	(3)
Proceeds from futures transactions	(1,201)	(2,318)
Net premium amortization on investments	130	(973)
Proceeds from short sale transactions	1,513	0
Unrealized appreciation on investments	(7,765)	(4,745)
Net realized gain (loss) on investments	1,983	(3,375)
Net cash used for operating activities	(276,486)	128,348

Cash flows received from financing activities*:
Proceeds from shares sold	241,464	58,350
Payment on shares redeemed	(51,439)	(183,963)
Cash dividend paid	(930)	(446)
Net borrowing (repayment) of reverse repurchase agreement	86,108	0
Decrease in payable for floating rates issued	0	(2,289)
Net cash received from financing activities	275,203	(128,348)

Net (Decrease) in Cash	(1,283)	0

Cash:
Beginning of year	1,291	0
End of year	$8	$0

* Reinvestment of dividends	$22,644	$13,919

See Accompanying Notes	Annual Report	March 31, 2007	29

Schedule of Investments   Asset-Backed Securities Portfolio

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 2.7%
Charlotte Gateway Village LLC
6.410% due 12/01/2016	$1,880	$1,970

CVS Lease Pass-Through
5.880% due 01/10/2028	1,949	1,931

General Electric Capital Corp.
5.390% due 03/16/2009	3,000	3,001

Masco Corp.
5.875% due 07/15/2012	5,000	5,071

Preferred Term Securities XII
5.900% due 03/24/2034	2,250	2,269

Total Corporate Bonds & Notes (Cost $14,156)		14,242

U.S. GOVERNMENT AGENCIES 32.1%
Fannie Mae
0.000% due 09/25/2008 (c)	135	131
3.145% due 08/01/2033	348	344
3.448% due 10/01/2033	727	713
3.500% due 04/01/2010 - 09/01/2033	1,610	1,577
3.788% due 07/01/2034	234	235
3.967% due 05/01/2033	478	475
3.999% due 04/01/2033	159	158
4.000% due 05/20/2010 - 11/25/2033	2,432	2,362
4.017% due 05/01/2033	692	693
4.024% due 07/01/2033	374	371
4.080% due 05/01/2034	267	266
4.092% due 09/01/2033 - 02/01/2035	322	317
4.125% due 07/09/2012	100	96
4.215% due 09/01/2033	206	203
4.250% due 03/25/2033 - 05/25/2033	731	708
4.255% due 05/01/2036	2,073	2,056
4.301% due 01/01/2033	279	276
4.320% due 09/01/2035	1,238	1,229
4.348% due 03/01/2035	1,531	1,516
4.462% due 06/01/2035	823	821
4.464% due 04/01/2035	419	415
4.500% due 07/02/2018 - 09/25/2018	168	158
4.501% due 01/01/2035	1,042	1,033
4.504% due 01/01/2033	475	478
4.509% due 03/01/2035	99	99
4.599% due 07/01/2034	92	92
4.655% due 07/01/2034	94	93
4.673% due 05/25/2035 (g)	2,000	1,984
4.716% due 03/01/2035	232	227
4.742% due 10/01/2033	137	139
4.755% due 01/01/2015	41	40
4.801% due 02/01/2035	185	185
4.849% due 07/01/2035 (g)	5,246	5,237
4.854% due 01/01/2035	144	144
4.869% due 05/01/2036	1,636	1,636
4.879% due 09/01/2035	2,777	2,746
4.919% due 06/01/2033	240	239
4.978% due 02/01/2035	1,408	1,415
5.000% due 09/25/2014 - 11/25/2032	8,922	8,775
5.047% due 07/01/2035	1,175	1,174
5.048% due 07/01/2035	201	201
5.067% due 09/01/2033	51	52
5.159% due 05/01/2033	208	211
5.192% due 10/25/2007 - 09/25/2008	70	70
5.206% due 12/01/2014	29	29
5.233% due 03/01/2036	568	570
5.250% due 08/18/2017 - 03/01/2032	240	239

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.266% due 12/01/2035	$119	$119
5.267% due 10/01/2018	1,063	1,072
5.276% due 02/01/2035	380	384
5.292% due 10/25/2008	106	106
5.306% due 02/01/2036 (g)	3,555	3,563
5.323% due 09/01/2035 (g)	2,919	2,940
5.342% due 09/25/2008	25	25
5.370% due 08/25/2043	1,000	995
5.375% due 05/01/2015 - 01/01/2029	484	487
5.385% due 04/01/2032	251	252
5.393% due 04/01/2036	1,576	1,584
5.450% due 03/25/2036	816	818
5.500% due 04/25/2017 - 04/01/2037	45,047	44,590
5.560% due 08/25/2031 - 05/25/2032 (g)	871	872
5.560% due 05/25/2032	66	66
5.608% due 10/01/2027	14	14
5.620% due 12/25/2025 - 04/25/2029	193	193
5.624% due 05/01/2036	229	232
5.627% due 05/01/2036	410	415
5.646% due 10/01/2026 - 11/01/2040	324	328
5.720% due 11/17/2030 - 05/18/2032	608	613
5.744% due 09/17/2027	13	13
5.770% due 10/25/2030 - 02/25/2033	810	817
5.794% due 06/25/2021 - 10/25/2021	150	151
5.813% due 04/01/2036	416	420
5.820% due 08/25/2031 (g)	1,386	1,399
5.844% due 01/25/2020 - 11/25/2021	233	235
5.850% due 09/16/2028	93	93
5.870% due 12/18/2031 (g)	1,114	1,134
5.894% due 12/25/2021	271	275
5.920% due 11/18/2031	47	47
5.944% due 03/25/2008	54	54
5.958% due 05/01/2025	206	208
5.970% due 11/25/2031	846	862
6.000% due 03/01/2009 - 08/25/2021	839	849
6.050% due 05/25/2023	94	94
6.090% due 12/01/2008	88	89
6.094% due 05/25/2022	81	82
6.095% due 10/01/2031	122	125
6.133% due 07/01/2042	765	778
6.208% due 12/01/2024	52	53
6.220% due 11/01/2019	37	38
6.244% due 08/25/2023	124	127
6.246% due 10/25/2008	56	56
6.250% due 02/01/2011	466	482
6.258% due 11/01/2032	284	284
6.310% due 12/01/2017	60	60
6.319% due 10/01/2032	58	58
6.333% due 11/01/2030 - 10/01/2040	357	364
6.344% due 12/25/2023	156	159
6.440% due 07/01/2036	769	788
6.444% due 12/25/2008	156	157
6.500% due 07/25/2008 - 12/25/2023	394	401
6.510% due 08/01/2036	1,093	1,126
6.612% due 10/25/2008	75	75
6.625% due 07/01/2010	27	28
6.661% due 03/01/2029	38	38
6.665% due 08/01/2018	47	48
6.735% due 03/01/2019	27	27
6.750% due 12/25/2023	195	202
6.770% due 01/18/2029	277	282
6.930% due 03/01/2027	12	12
7.000% due 02/01/2019 - 07/25/2042	284	294

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
7.045% due 12/01/2025	$4	$4
7.090% due 05/01/2031	15	15
7.091% due 08/01/2032	98	99
7.098% due 09/01/2033	73	75
7.100% due 03/01/2030	32	32
7.114% due 11/01/2024	131	132
7.116% due 01/01/2028	31	31
7.150% due 09/01/2030	90	91
7.175% due 12/01/2024	13	13
7.250% due 09/01/2032	25	25
7.296% due 10/25/2008	119	122
7.386% due 04/01/2018	28	29
7.440% due 03/01/2027	83	84
7.500% due 04/25/2022 - 09/01/2032	240	245
7.723% due 02/01/2026	35	36
10.256% due 08/25/2021	115	131

Farmer Mac
7.548% due 01/25/2012	371	374
Federal Home Loan Bank
3.000% due 06/02/2008	1,950	1,907
3.625% due 07/14/2010	500	482
4.750% due 08/15/2008 - 07/14/2017	1,345	1,334
5.000% due 06/19/2018	500	482

Federal Housing Administration
7.430% due 03/01/2021	17	17

Freddie Mac
3.017% due 04/01/2034	236	237
3.873% due 01/01/2034	116	115
4.000% due 09/25/2009 - 10/15/2033	516	465
4.176% due 04/01/2034	377	372
4.186% due 04/01/2035	1,038	1,033
4.213% due 04/01/2033	117	116
4.240% due 03/01/2034	246	243
4.297% due 12/01/2033	426	421
4.378% due 01/01/2035	137	136
4.382% due 01/01/2035	359	351
4.396% due 11/01/2033	142	141
4.434% due 04/01/2035	1,613	1,599
4.470% due 10/15/2022	60	60
4.500% due 12/15/2010 - 09/15/2018	2,167	2,135
4.547% due 01/01/2035	1,671	1,656
4.679% due 09/01/2035	414	412
4.838% due 10/01/2033	58	59
4.929% due 11/01/2035	3,711	3,702
4.997% due 05/01/2035	278	278
5.000% due 02/15/2011 - 09/15/2035	1,948	1,915
5.016% due 12/01/2035	648	645
5.250% due 07/30/2018	100	97
5.340% due 09/01/2035	93	93
5.363% due 04/01/2035	532	536
5.426% due 03/01/2025	116	117
5.438% due 02/01/2036	192	193
5.453% due 04/01/2036	599	603
5.487% due 07/01/2032	117	118
5.500% due 12/01/2008 - 10/15/2015	969	969
5.508% due 04/01/2033	57	58
5.520% due 03/15/2031	1,328	1,332
5.529% due 01/01/2032	72	73
5.570% due 10/15/2032	89	89
5.662% due 04/01/2036	247	249
5.670% due 12/15/2029	93	93
5.680% due 10/25/2029	4	4
5.736% due 12/01/2024	596	601
5.759% due 03/01/2036	1,389	1,401
5.765% due 03/01/2033	58	59
5.770% due 12/15/2031	36	37
5.775% due 09/15/2023	248	248
5.836% due 04/01/2032	143	145

30	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.870% due 08/15/2029 - 08/15/2031	$800	$809
5.875% due 02/01/2017 - 05/15/2023	312	313
5.881% due 09/25/2023	1,432	1,436
5.919% due 08/01/2031	378	383
5.941% due 11/01/2024	385	388
6.000% due 08/15/2019	48	48
6.025% due 03/15/2020	92	92
6.133% due 02/25/2045	101	101
6.212% due 05/15/2023	156	159
6.333% due 07/25/2044 (g)	4,642	4,695
6.425% due 12/15/2023	337	338
6.475% due 05/15/2023	50	51
6.500% due 03/15/2009 - 07/25/2043	727	740
6.500% due 03/15/2009 - 07/25/2043 (g)	4,030	4,158
6.560% due 09/15/2014	55	57
6.690% due 05/01/2026	86	87
6.700% due 08/01/2029	36	37
7.000% due 06/01/2016	2,194	2,262
7.033% due 04/01/2031	36	36
7.069% due 03/01/2028	19	19
7.071% due 09/01/2028	84	85
7.088% due 02/01/2026	42	43
7.192% due 02/01/2022	16	16
7.250% due 08/01/2032	28	28
7.262% due 08/01/2023	40	41
7.310% due 11/01/2023	13	13
9.250% due 11/15/2019	31	31
11.219% due 11/15/2007	67	67

Ginnie Mae
5.000% due 01/20/2033 - 01/20/2034	2,221	2,238
5.250% due 02/20/2030	297	299
5.375% due 04/20/2016 - 04/20/2033	1,704	1,721
5.500% due 09/20/2028 - 09/20/2032	2,135	2,157
5.720% due 02/20/2029 - 09/20/2030	719	722
5.750% due 09/20/2018	25	26
5.870% due 10/16/2029	215	218
5.875% due 05/20/2016 - 11/20/2031	92	93
6.125% due 10/20/2026 - 12/20/2027	98	100
7.000% due 10/20/2021	508	523

Tennessee Valley Authority
5.880% due 04/01/2036	3,000	3,244

Total U.S. Government Agencies (Cost $170,457)		171,620

MORTGAGE-BACKED SECURITIES 38.0%
Adjustable Rate Mortgage Trust
5.225% due 11/25/2035	3,960	3,950

American Home Mortgage Investment Trust
4.992% due 06/25/2045	765	767
5.470% due 09/25/2035	620	620

Asset Securitization Corp.
7.384% due 08/13/2029	750	755

Banc of America Mortgage Securities, Inc.
4.109% due 06/25/2034	470	465
4.589% due 11/25/2033	377	371
6.500% due 09/25/2033	127	128

Bear Stearns Adjustable Rate Mortgage Trust
3.727% due 10/25/2034	451	454
4.750% due 10/25/2035	433	429
4.877% due 10/25/2034	1,250	1,267
5.335% due 02/25/2033	59	60
5.760% due 02/25/2036	907	914
6.301% due 11/25/2030	105	105

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Bear Stearns Alt-A Trust
5.363% due 02/25/2036	$65	$66
5.695% due 08/25/2036	2,824	2,836

Bear Stearns Commercial Mortgage Securities
5.970% due 03/15/2019	2,500	2,490

Bear Stearns Cos., Inc.
6.120% due 02/25/2035	5,000	5,002

Bear Stearns Mortgage Securities, Inc.
6.344% due 06/25/2030	824	801

Bear Stearns Second Lien Trust
7.820% due 02/25/2035	1,200	434

Carey Commercial Mortgage Trust
5.970% due 09/20/2019 (g)	1,796	1,812

CBA Commercial Small Balance Commercial Mortgage
5.600% due 12/25/2036 (g)	1,252	1,270

CC Mortgage Funding Corp.
5.826% due 01/25/2035	3,130	3,122

Chase Mortgage Finance Corp.
5.000% due 11/25/2033	343	333
5.398% due 01/25/2036	378	375

Citicorp Mortgage Securities, Inc.
5.000% due 12/25/2033	239	235
6.870% due 11/25/2018	62	62

Citigroup Commercial Mortgage Trust
5.390% due 08/15/2021	1,116	1,116

Citigroup Mortgage Loan Trust, Inc.
4.676% due 08/25/2035	816	809
4.900% due 12/25/2035	314	313
6.500% due 10/25/2033 (g)	5,730	5,862

Commercial Mortgage Pass-Through Certificates
5.362% due 02/05/2019 (g)	3,000	3,023
5.479% due 02/05/2019	3,000	3,038
6.455% due 05/15/2032	1,929	1,951
6.715% due 02/01/2009	1,369	1,406

Countrywide Alternative Loan Trust
5.530% due 03/20/2046	1,265	1,267
5.570% due 05/25/2035	835	835
5.590% due 02/25/2036	568	569
5.600% due 12/25/2035	1,083	1,086
5.610% due 11/25/2035	313	313
5.630% due 10/25/2035	435	435
5.750% due 06/25/2033	1,252	1,248
5.943% due 08/25/2046	5,969	5,983
6.000% due 10/25/2032	8	8
6.187% due 08/25/2036	1,222	1,235

Countrywide Home Loan Mortgage Pass-Through Trust
4.500% due 10/25/2018	380	342
4.607% due 02/19/2034	105	104
5.590% due 02/25/2035	581	582
5.610% due 04/25/2035	332	333
5.620% due 03/25/2035	278	279
5.640% due 03/25/2035	2,690	2,697
5.710% due 02/25/2035	839	843
5.780% due 09/25/2034 (g)	830	832
5.910% due 08/25/2034	4,435	4,454
6.184% due 04/25/2035	827	831
6.854% due 06/19/2031	23	23

CS First Boston Mortgage Securities Corp.
3.006% due 03/15/2036	476	469
4.832% due 04/15/2037	2,000	1,937
5.500% due 11/25/2035	2,577	2,588
5.800% due 01/25/2033	66	66
5.952% due 03/25/2032	187	187
6.250% due 07/25/2035	1,866	1,887
6.500% due 04/25/2033	148	149
7.000% due 02/25/2033	195	195

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Denver Arena Trust
6.940% due 11/15/2019	$1,742	$1,777

Drexel Burnham Lambert CMO Trust
6.070% due 05/01/2016	276	277

First Horizon Alternative Mortgage Securities
4.464% due 03/25/2035	1,287	1,276
4.747% due 06/25/2034 (g)	2,723	2,720

First Horizon Asset Securities, Inc.
4.921% due 02/25/2035	638	637

First Republic Mortgage Loan Trust
5.640% due 06/25/2030	247	246
5.670% due 11/15/2031 (g)	1,074	1,078

GMAC Commercial Mortgage Securities, Inc.
4.154% due 07/10/2039	5,427	5,316
6.278% due 11/15/2039	4,000	4,178
6.500% due 05/15/2035	3,000	3,060

GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	175	174

Greenpoint Mortgage Funding Trust
5.540% due 06/25/2045	860	861
5.550% due 06/25/2045 (g)	1,074	1,076

Greenwich Capital Acceptance, Inc.
7.978% due 06/25/2024	102	101

GS Mortgage Securities Corp. II
6.044% due 08/15/2018	589	601

GSR Mortgage Loan Trust
6.000% due 03/25/2032	3	3

GSRPM Mortgage Loan Trust
6.020% due 01/25/2032 (g)	1,098	1,108

Harborview Mortgage Loan Trust
4.586% due 11/19/2034	176	175
5.313% due 12/19/2035	206	206
5.410% due 01/19/2038	1,756	1,759
5.510% due 01/19/2038	1,910	1,913
5.510% due 02/19/2046	1,680	1,678
5.540% due 05/19/2035	1,274	1,277
5.560% due 03/19/2037	1,006	1,009

Hilton Hotel Pool Trust
5.820% due 10/03/2015	2,000	2,020

Impac CMB Trust
5.940% due 04/25/2034 (g)	361	361

Impac Secured Assets CMN Owner Trust
6.500% due 04/25/2032	177	176

Indymac ARM Trust
6.798% due 01/25/2032	55	55

Indymac Index Mortgage Loan Trust
5.530% due 06/25/2047	677	679
5.560% due 04/25/2035 (g)	1,044	1,048
5.600% due 03/25/2035	928	931
5.640% due 02/25/2035 (g)	1,044	1,049
5.930% due 09/25/2034	1,000	1,013

Indymac Loan Trust
5.540% due 01/25/2011	119	119
5.600% due 07/25/2009	163	164

JPMorgan Chase Commercial Mortgage Securities Corp.
3.890% due 01/12/2037	4,720	4,632
5.430% due 02/15/2019	53	54

JPMorgan Mortgage Trust
5.112% due 06/25/2035	944	941

Kidder Peabody Mortgage Assets Trust
6.500% due 02/22/2017	64	65

See Accompanying Notes	Annual Report	March 31, 2007	31

Schedule of Investments  Asset-Backed Securities Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
LB Mortgage Trust
7.810% due 01/15/2009	$59	$59
8.446% due 01/20/2017	385	422

LB-UBS Commercial Mortgage Trust
4.394% due 07/15/2030	97	96
6.058% due 06/15/2020	78	79

MASTR Adjustable Rate Mortgages Trust
3.787% due 12/21/2034	159	157
4.142% due 07/25/2034	145	143
7.392% due 12/25/2033	15	15

MASTR Asset Securitization Trust
4.750% due 12/25/2033	2,000	1,977

Mellon Residential Funding Corp.
5.760% due 12/15/2030	950	954
6.432% due 07/25/2029	233	233

Merrill Lynch Mortgage Trust
4.218% due 06/12/2043	1,282	1,264

MLCC Mortgage Investors, Inc.
5.690% due 03/25/2028	23	23

Nationslink Funding Corp.
6.888% due 11/10/2030 (g)	1,407	1,411

Ocwen Residential Mortgage-Backed Securities Corp.
6.815% due 06/25/2039	626	496

Prudential Securities Secured Financing Corp.
6.794% due 05/25/2022	221	221
6.900% due 05/25/2022	142	142

Residential Accredit Loans, Inc.
5.358% due 09/25/2034	86	86
5.620% due 08/25/2035 (g)	7,053	7,067

Residential Asset Mortgage Products, Inc.
7.000% due 06/25/2032	49	49

Residential Asset Securitization Trust
4.750% due 02/25/2019	700	679
5.670% due 10/25/2018	356	355

Residential Funding Mortgage Securities I, Inc.
5.720% due 07/25/2018	307	309
6.500% due 03/25/2032	9	9

Rural Housing Trust 1987-1
8.330% due 04/01/2026	34	34

Salomon Brothers Mortgage Securities VII
4.114% due 09/25/2033	99	98
8.500% due 05/25/2032	849	889

Sequoia Mortgage Trust
5.550% due 02/20/2035	156	156
5.670% due 10/19/2026	309	309
5.720% due 10/20/2027	64	64

Starwood Commercial Mortgage Trust
6.920% due 02/03/2014	1,000	1,034

Structured Adjustable Rate Mortgage Loan Trust
4.500% due 02/25/2034	694	688
5.810% due 06/25/2034	780	782

Structured Asset Mortgage Investments, Inc.
5.490% due 03/25/2037	4,437	4,430
5.540% due 05/25/2036 (g)	2,709	2,713
5.740% due 10/19/2033	128	128
5.966% due 05/02/2030	136	136

Structured Asset Securities Corp.
4.420% due 06/25/2033	2,551	2,564
5.964% due 06/25/2032	43	43
6.726% due 02/25/2032	11	11
6.954% due 11/25/2032	23	23
7.225% due 10/25/2031	100	100

Travelers Mortgage Services, Inc.
6.748% due 09/25/2018	86	86

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Wachovia Bank Commercial Mortgage Trust
0.143% due 10/15/2041 (b)	$101,341	$2,207

Washington Mutual MSC Mortgage Pass-Through Certificates
5.385% due 02/25/2033	193	193
7.336% due 11/25/2030	146	145

Washington Mutual, Inc.
3.177% due 09/25/2033	22	22
3.423% due 05/25/2033	2,656	2,613
3.942% due 07/25/2034	470	459
4.153% due 08/25/2034	625	612
4.188% due 08/25/2033	109	108
4.243% due 06/25/2034	520	513
4.672% due 04/25/2035	200	197
4.816% due 10/25/2032	318	317
5.111% due 10/25/2032	44	44
5.540% due 01/25/2045	279	279
5.590% due 12/25/2027	1,937	1,938
5.610% due 07/25/2045	2,390	2,394
5.610% due 10/25/2045	56	56
5.630% due 01/25/2045	530	531
5.635% due 07/25/2044	2	2
5.635% due 10/25/2044 (g)	304	305
5.640% due 07/25/2045	4,460	4,478
5.642% due 02/27/2034	2,191	2,214
5.646% due 11/25/2041	30	30
5.710% due 12/25/2045	3,024	3,034
5.745% due 11/25/2034	97	98
5.765% due 10/25/2044 (g)	3,099	3,111
5.795% due 07/25/2044	399	401
5.820% due 01/25/2018	301	302
5.875% due 07/25/2044	319	321
5.983% due 02/25/2046	1,408	1,412
6.120% due 12/19/2039 (g)	1,218	1,206
6.129% due 05/25/2041	227	229
6.133% due 11/25/2041	522	526
6.383% due 06/25/2042	126	126
6.383% due 08/25/2042	116	116
6.383% due 04/25/2044	8	8

Wells Fargo Mortgage-Backed Securities Trust
3.539% due 09/25/2034	450	439
4.000% due 08/25/2034	410	402
4.354% due 05/25/2035	1,311	1,293
4.482% due 06/25/2035	1,430	1,416
4.487% due 11/25/2033	155	150
4.523% due 06/25/2034 (g)	3,922	3,842
4.541% due 02/25/2035	1,737	1,714
4.556% due 01/25/2035 (g)	4,296	4,254
4.576% due 12/25/2034	21	20
4.585% due 11/25/2034	1,830	1,813
4.703% due 02/25/2033	119	118
4.950% due 03/25/2036	1,147	1,140
4.999% due 10/25/2035	199	197
5.250% due 02/25/2018	831	826

Total Mortgage-Backed Securities (Cost $202,056)		202,936

ASSET-BACKED SECURITIES 60.5%
Aames Mortgage Investment Trust
5.380% due 04/25/2036	142	142
5.630% due 06/25/2035	77	77
5.720% due 10/25/2035 (g)	3,000	3,005

ABFS Mortgage Loan Trust
6.285% due 07/15/2033	2,000	2,006

Accredited Mortgage Loan Trust
5.470% due 12/25/2035	700	701
5.530% due 12/25/2035	100	100

ACE Securities Corp.
5.370% due 08/25/2036	1,638	1,639
5.470% due 12/25/2035 (g)	5,100	5,104

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.520% due 06/25/2035	$376	$376
6.120% due 03/25/2035	2,038	2,039

Aircraft Certificate Owner Trust
6.455% due 09/20/2022	2,623	2,620

American Express Credit Account Master Trust
5.500% due 11/15/2010	75	75
5.820% due 02/15/2012	2,158	2,164

American Home Mortgage Investment Trust
5.500% due 08/25/2035	63	63

American Residential Eagle Certificate Trust
6.320% due 05/25/2028	1,051	1,052

Amortizing Residential Collateral Trust
5.590% due 06/25/2032	58	58
5.600% due 01/25/2032	77	77
5.670% due 08/25/2032	18	18

Amresco Residential Securities Mortgage Loan Trust
1.764% due 09/25/2027	563	563
5.815% due 06/25/2028	232	232
5.830% due 03/25/2027	26	26
5.875% due 06/25/2027	188	188

Argent Securities, Inc.
5.400% due 03/25/2036	175	175
5.480% due 03/25/2036 (g)	5,500	5,504

Asset Backed Securities Corp. Home Equity
6.670% due 04/15/2033	200	200

Asset-Backed Funding Certificates
5.740% due 12/25/2034	5,000	5,006
6.340% due 07/25/2033	2,502	2,505

Asset-Backed Securities Corp. Home Equity
5.430% due 05/25/2036	2,000	2,001
5.720% due 05/25/2036	2,500	2,473
5.840% due 06/15/2031	70	71

Bayview Financial Asset Trust
5.720% due 12/25/2039	828	830

Bear Stearns Asset-Backed Securities, Inc.
5.400% due 12/25/2035	165	165
5.452% due 10/25/2036	4,940	4,904
5.470% due 08/25/2036	451	452
5.520% due 09/25/2034	61	61
5.520% due 06/25/2036 (g)	3,778	3,781
5.570% due 06/25/2035	3	3
5.610% due 02/25/2026	64	64
5.650% due 10/25/2032	206	206
5.650% due 01/25/2036	939	939
5.720% due 10/27/2032	90	90
5.820% due 09/25/2034 (j)	638	639
5.820% due 06/25/2035 (g)	10,775	10,796
5.920% due 10/25/2032	247	248
6.070% due 11/25/2042	370	373

CDC Mortgage Capital Trust
5.630% due 01/25/2033	60	60
6.370% due 01/25/2033	2,103	2,105

Cendant Mortgage Corp.
6.000% due 07/25/2043	361	360

Centex Home Equity
5.160% due 09/25/2034	2,000	1,949
5.800% due 06/25/2034	30	30
6.010% due 09/25/2034	1,400	1,408

Charming Shoppes Master Trust
5.650% due 05/15/2014 (g)	1,000	1,011

Chase Credit Card Master Trust
5.680% due 10/15/2009	50	50
5.870% due 09/15/2009	800	801

32	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Chase Funding Mortgage Loan Asset-Backed Certificates
4.515% due 02/25/2014	$536	$524
4.537% due 09/25/2032	10	10
5.590% due 04/25/2033	13	13

Chase Manhattan Auto Owner Trust
2.570% due 02/16/2010	24	24

CIT Group Home Equity Loan Trust
5.970% due 12/25/2031	1,304	1,309

Citigroup Mortgage Loan Trust, Inc.
5.370% due 10/25/2036	2,308	2,310
5.420% due 10/25/2036	2,000	2,000
5.629% due 08/25/2035	2,777	2,720

Community Program Loan Trust
4.500% due 10/01/2018	1,557	1,537
4.500% due 04/01/2029	500	473

Conseco Finance Securitizations Corp.
5.790% due 05/01/2033	106	106
8.310% due 05/01/2032	2,211	1,838

Conseco Recreational Enthusiast Consumer Trust
5.550% due 08/15/2025	937	937

ContiMortgage Home Equity Trust
5.800% due 06/15/2025	33	33
7.780% due 04/25/2014	39	39

Countrywide Asset-Backed Certificates
4.946% due 10/25/2035	320	315
5.125% due 01/25/2035	3,000	2,953
5.420% due 05/25/2036	33	33
5.460% due 04/25/2036	392	393
5.480% due 02/25/2036	212	212
5.490% due 12/25/2035	139	139
5.530% due 10/25/2035 (g)	2,204	2,207
5.590% due 06/25/2035	234	234
5.620% due 11/25/2033	46	47
5.660% due 05/25/2036	39	39
5.780% due 08/25/2036	4,000	4,012
5.790% due 11/25/2033	320	321
5.820% due 09/25/2032	382	383
5.940% due 09/25/2033	18	18
6.220% due 04/25/2032	658	659
6.220% due 05/25/2032	822	823

Credit-Based Asset Servicing & Securitization LLC
5.420% due 08/25/2035 (g)	1,653	1,654
5.470% due 10/25/2036	2,474	2,476
5.770% due 11/25/2033	3,037	3,042
5.950% due 06/25/2032	378	379
6.720% due 01/25/2031	818	820

CS First Boston Mortgage Securities Corp.
5.570% due 01/25/2043	771	772
5.680% due 05/25/2044 (g)	673	673
5.940% due 01/25/2032	21	21

Embarcadero Aircraft Securitization Trust
6.420% due 08/15/2025 (a)	1,183	18

EMC Mortgage Loan Trust
5.770% due 12/25/2042	2,729	2,729
6.070% due 08/25/2040	1,156	1,170

Equifirst Mortgage Loan Trust
3.750% due 09/25/2033	929	873
5.540% due 04/25/2035	2,848	2,850

Equity One Asset-Backed Securities, Inc.
5.570% due 07/25/2034 (g)	106	106
5.660% due 07/25/2034	7	7

First Alliance Mortgage Loan Trust
5.530% due 09/20/2027	52	52
5.800% due 10/25/2024	19	19
8.020% due 03/20/2031	41	41

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
First Franklin Mortgage Loan Asset-Backed Certificates
5.410% due 01/25/2036 (g)	$1,808	$1,809
5.700% due 10/25/2034	177	178
5.720% due 04/25/2035	3,000	3,000

First International Bank N.A.
5.870% due 03/15/2027	186	131

First NLC Trust
5.560% due 02/25/2036	4,000	4,003

Fleet Home Equity Loan Trust
5.570% due 01/20/2033	337	338

Fremont Home Loan Trust
5.380% due 04/25/2036	9	9

Green Tree Financial Corp.
6.180% due 04/01/2030	1,488	1,498
6.220% due 03/01/2030	113	114
6.240% due 11/01/2016	5	5
6.450% due 02/01/2025	401	404
6.530% due 04/01/2030	1,064	1,087
6.810% due 12/01/2027	2,487	2,577
6.860% due 03/15/2028	52	53
6.860% due 07/15/2029	637	659
6.870% due 04/01/2030	65	68
7.550% due 01/15/2029	2,097	2,216
7.620% due 06/15/2028	169	180

GSAMP Trust
5.360% due 10/25/2036	1,623	1,624
5.390% due 02/25/2036	251	251
5.440% due 12/25/2035	222	222
5.440% due 01/25/2047	4,426	4,428
5.470% due 10/25/2036 (g)	6,750	6,753
5.480% due 04/25/2036 (g)	5,000	5,004
5.510% due 11/25/2035 (g)	6,900	6,903
5.670% due 01/25/2045	580	581

GSR Mortgage Loan Trust
5.870% due 03/25/2034	2,357	2,364

GSRPM Mortgage Loan Trust
5.440% due 03/25/2035 (g)	2,988	2,986
5.700% due 09/25/2042	199	200

HFC Home Equity Loan Asset-Backed Certificates
5.850% due 01/20/2034	1,168	1,168

Home Equity Asset Trust
5.480% due 05/25/2036 (g)	7,000	7,004
5.850% due 07/25/2034	726	728
5.920% due 11/25/2032	1	1

Home Equity Mortgage Trust
5.300% due 05/25/2036	135	137
5.321% due 04/25/2035	1,000	992
5.500% due 05/25/2036 (g)	5,000	5,005

IMC Home Equity Loan Trust
7.310% due 11/20/2028	147	146

Indymac Home Equity Loan Asset-Backed Trust
6.670% due 07/25/2034	1,000	1,008

Irwin Home Equity
6.220% due 02/25/2029	1,636	1,640

IXIS Real Estate Capital Trust
5.380% due 08/25/2036	97	96

JPMorgan Mortgage Acquisition Corp.
5.370% due 08/25/2036	468	468
5.430% due 08/25/2036	2,385	2,386
5.430% due 08/25/2036	2,000	2,000
5.440% due 07/25/2035	11	11
5.530% due 06/25/2035	1,269	1,272

Keystone Owner Trust
7.900% due 01/25/2029	196	195
7.930% due 05/25/2025	35	35

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
LA Arena Funding LLC
7.656% due 12/15/2026	$3,028	$3,259

Lake Country Mortgage Loan Trust
5.850% due 12/25/2032 (g)	1,423	1,456

Long Beach Mortgage Loan Trust
5.600% due 10/25/2034	33	33
5.620% due 04/25/2035	334	334
5.790% due 08/25/2035	2,000	1,998
6.020% due 03/25/2032	2	2
6.745% due 03/25/2032	577	585

Madison Avenue Manufactured Housing Contract
6.770% due 03/25/2032	1,500	1,468

MASTR Asset-Backed Securities Trust
5.430% due 11/25/2035 (g)	1,554	1,555

Merrill Lynch Mortgage Investors, Inc.
5.350% due 05/25/2037	265	265
5.380% due 10/25/2037	1,720	1,721
5.430% due 07/25/2036	632	633

Mid-State Trust
6.005% due 08/15/2037	1,319	1,346

Money Store Home Equity Trust
5.620% due 08/15/2029	173	173

Morgan Stanley ABS Capital I
5.350% due 06/25/2036	2,338	2,339
5.360% due 06/25/2036	109	109
5.390% due 08/25/2036	41	41
5.420% due 09/25/2035	453	453
5.420% due 04/25/2036	3,000	3,001
5.420% due 10/25/2036	5,000	4,999
5.420% due 11/25/2036	5,000	4,998

Morgan Stanley Capital I
7.795% due 01/25/2032	1,215	1,217

Morgan Stanley IXIS Real Estate Capital Trust
5.430% due 11/25/2036	3,000	2,999

Morgan Stanley Mortgage Loan Trust
5.480% due 11/25/2036	4,146	4,147

New Century Home Equity Loan Trust
5.880% due 07/25/2030	1	1
6.970% due 06/20/2031	4,506	4,513

Nomura Asset Acceptance Corp.
5.630% due 01/25/2036 (g)	3,000	3,002

Novastar Home Equity Loan
5.410% due 01/25/2036	117	117
5.710% due 05/25/2033	15	15

Oakwood Mortgage Investors, Inc.
5.695% due 03/15/2018	562	495

Option One Mortgage Loan Trust
5.820% due 08/20/2030	16	16
5.860% due 06/25/2032	12	12

Origen Manufactured Housing
5.560% due 05/15/2032	26	26
7.650% due 03/15/2032	2,000	2,027

Park Place Securities, Inc.
5.910% due 02/25/2035	2,000	2,004

Peco Energy Transition Trust
6.130% due 03/01/2009	200	202

People’s Choice Home Loan Securities Trust
5.750% due 05/25/2035	1,200	1,198

Quest Trust
5.760% due 09/25/2034	53	53
5.880% due 06/25/2034 (g)	181	181
7.020% due 07/20/2034	136	138

Renaissance Home Equity Loan Trust
4.033% due 11/25/2034	15	15
4.934% due 08/25/2035	140	138

See Accompanying Notes	Annual Report	March 31, 2007	33

Schedule of Investments  Asset-Backed Securities Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.820% due 12/25/2033	$319	$321
5.940% due 03/25/2033	46	47
6.120% due 08/25/2032	2,000	2,016

Residential Asset Mortgage Products, Inc.
5.400% due 02/25/2036	87	87
5.440% due 10/25/2036 (g)	5,211	5,214
5.680% due 04/25/2033	8	8
5.707% due 08/25/2034 (g)	3,000	2,986
5.900% due 07/25/2034 (g)	2,000	1,965
5.942% due 04/25/2034 (g)	2,000	2,021
6.100% due 02/25/2033	19	19

Residential Asset Securities Corp.
5.380% due 04/25/2036	92	92
5.450% due 03/25/2036 (g)	7,500	7,504
5.750% due 03/25/2035 (g)	7,000	6,995
5.900% due 06/25/2033	50	50
7.140% due 04/25/2032	764	439

Residential Funding Mortgage Securities II, Inc.
5.610% due 12/25/2032	31	31
8.350% due 03/25/2025	142	141

SACO I, Inc.
5.500% due 05/25/2036 (g)	14,930	14,933
5.500% due 06/25/2036 (b)	15,691	876
5.530% due 02/25/2034 (g)	3,978	3,980
5.580% due 06/25/2036	2,060	2,062
5.820% due 07/25/2035	5,553	5,568
6.020% due 10/25/2034	815	816

Salomon Brothers Mortgage Securities VII
5.800% due 03/25/2028	356	356

Saxon Asset Securities Trust
5.570% due 03/25/2032	1,080	1,081
5.660% due 12/26/2034	587	587

Securitized Asset-Backed Receivables LLC Trust
5.390% due 11/25/2035	929	930
5.390% due 12/25/2035	102	102
5.750% due 01/25/2036	1,000	998

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SLM Student Loan Trust
5.395% due 06/15/2018	$68	$68

Soundview Home Equity Loan Trust
5.510% due 02/25/2036	100	100

Specialty Underwriting & Residential Finance
5.420% due 11/25/2037	3,000	2,999
5.440% due 06/25/2036	43	43
5.740% due 12/25/2035	1,000	1,005

Structured Asset Investment Loan Trust
5.450% due 04/25/2035	155	155

Structured Asset Securities Corp.
3.375% due 08/25/2031	125	115
4.900% due 04/25/2035	1,163	1,126
5.440% due 02/25/2036	3,000	3,001
5.450% due 12/25/2035	550	551
5.610% due 01/25/2033	22	22
5.970% due 05/25/2034	125	126
6.370% due 01/25/2033	212	212

Structured Settlements Fund
7.250% due 12/20/2015	98	98

Superior Wholesale Trust
5.620% due 01/15/2012	3,000	3,007

Terwin Mortgage Trust
5.500% due 07/25/2036 (g)	12	12

Trapeza CDO I LLC
6.038% due 11/16/2034	1,000	995

Truman Capital Mortgage Loan Trust
5.800% due 11/25/2031	8	8
6.470% due 11/25/2032	48	49

UCFC Manufactured Housing Contract
7.900% due 01/15/2028	1,000	465

Vanderbilt Mortgage Finance
5.840% due 02/07/2026	330	334
7.905% due 02/07/2026 (g)	739	775

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
WMC Mortgage Loan Pass-Through Certificates
6.145% due 03/20/2029	$122	$121

World Financial Network Credit Card Master Trust
6.320% due 03/15/2013	2,000	2,016

Total Asset-Backed Securities (Cost $324,136)		322,797

SHORT-TERM INSTRUMENTS 7.2%

COMMERCIAL PAPER 1.1%
Rabobank USA Financial Corp.
5.400% due 06/06/2007	5,800	5,798

REPURCHASE AGREEMENTS 4.1%
Lehman Brothers, Inc.
5.150% due 04/02/2007	16,000	16,000
(Dated 03/30/2007. Collateralized by U.S. Treasury Notes 4.625% due 11/15/2016 valued at $16,301. Repurchase proceeds are $16,007.)

State Street Bank and Trust Co.
4.900% due 04/02/2007	5,871	5,871

(Dated 03/30/2007. Collateralized by Federal Home Loan Bank 3.875% due 06/08/2007 valued at $5,989. Repurchase proceeds are $5,873.)		21,871

U.S. TREASURY BILLS 2.0%
4.951% due 05/31/2007 - 06/14/2007 (d)(h)(e)	11,015	10,901

Total Short-Term Instruments (Cost $38,578)		38,570

Total Investments (f) 140.5% (Cost $749,383)		$750,165

Other Assets and Liabilities (Net) (40.5%)		(216,417)

Net Assets 100.0%		$533,748

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	Principal only security.
(d)	Coupon represents a weighted average rate.
(e)	Securities with an aggregate market value of $5,940 have been pledged as collateral for swap and swaption contracts on March 31, 2007.
(f)	As of March 31, 2007 portfolio securities with an aggregate value of $31,552 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(g)	The average amount of borrowing outstanding during the period ended March 31, 2007 was $145,709 at a weighted average interest rate of 5.31%. On March 31, 2007, securities valued at $186,141 were pledged as collateral for reverse repurchase agreements.
(h)	Securities with an aggregate market value of $2,191 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar June Futures	Long	06/2007	1,641	$(721)
90-Day Eurodollar September Futures	Long	09/2007	1,668	(309)

				$(1,030)

34	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2007

(i)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Masco Corp. 5.875% due 07/15/2012	Buy	(0.610%	)	09/20/2012	$5,000	$29
Bank of America	Long Beach Mortgage Loan Trust floating rate based on 1-Month USD-LIBOR plus 3.500% due 07/25/2033	Sell	4.500%		07/25/2033	492	(19)
Bank of America	TABS Ltd. floating rate based on 3-Month USD-LIBOR plus 1.275% due 08/07/2045	Buy	(4.200%	)	08/07/2045	1,000	57
Bank of America	Kent Funding Ltd. floating rate based on 3-Month USD-LIBOR plus 1.550% due 05/08/2046	Buy	(1.830%	)	05/08/2046	3,000	202
Bank of America	Midori CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.300% due 02/15/2047	Buy	(1.730%	)	02/15/2047	2,000	296
Barclays Bank PLC	Dow Jones CDX N.A. IG7 Index	Buy	(0.400%	)	12/20/2011	40,000	51
Barclays Bank PLC	Long Beach Mortgage Loan Trust floating rate based on 1-Month USD-LIBOR plus 1.400% due 02/25/2034	Buy	(0.490%	)	02/25/2034	1,000	(5)
Barclays Bank PLC	Structured Asset Investment Loan Trust floating rate based on 1-Month USD-LIBOR plus 0.820% due 02/25/2035	Buy	(0.610%	)	02/25/2035	1,000	23
Barclays Bank PLC	Specialty Underwriting & Residential Finance Trust floating rate based on 1-Month USD-LIBOR plus 1.300% due 02/25/2035	Buy	(0.590%	)	02/25/2035	1,000	(3)
Barclays Bank PLC	Camber floating rate based on 3-Month USD-LIBOR plus 1.330% due 07/12/2043	Buy	(1.400%	)	06/28/2046	3,000	619
Barclays Bank PLC	Camber floating rate based on 3-Month USD-LIBOR plus 3.250% due 07/12/2043	Buy	(3.300%	)	06/28/2046	2,000	423
Bear Stearns & Co., Inc.	Ambac Insurance Corp. 5.900% due 02/22/2021	Buy	(0.170%	)	03/20/2017	2,500	22
Bear Stearns & Co., Inc.	Indymac Home Equity Loan Asset-Backed Trust floating rate based on 1-Month USD-LIBOR plus 0.630% due 06/25/2030	Buy	(0.450%	)	06/25/2030	2,839	(2)
Bear Stearns & Co., Inc.	Bear Stearns Asset-Backed Securities, Inc. floating rate based on 1-Month USD-LIBOR plus 2.000% due 12/25/2035	Sell	2.550%		12/25/2035	1,000	10
Bear Stearns & Co., Inc.	Merrill Lynch Mortgage Trust 5.244% due 11/12/2037	Buy	(1.150%	)	11/12/2037	1,000	(5)
Bear Stearns & Co., Inc.	KLIO Funding Ltd. floating rate based on 3-Month USD-LIBOR plus 1.800% due 04/23/2039	Buy	(1.700%	)	04/23/2039	1,000	48
Bear Stearns & Co., Inc.	Trinity CDO, Inc. floating rate based on 3-Month USD-LIBOR plus 1.600% due 03/08/2040	Buy	(1.700%	)	03/08/2040	2,000	197
Bear Stearns & Co., Inc.	LB-UBS Commercial Mortgage Trust 5.404% due 09/15/2040	Buy	(1.170%	)	09/15/2040	1,000	(4)
Bear Stearns & Co., Inc.	Midori CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 3.100% due 02/15/2047	Buy	(4.030%	)	02/15/2047	1,000	165
Citibank N.A.	Commercial Industrial Finance Corp. floating rate based on 3-Month USD-LIBOR plus 1.600% due 10/20/2020	Buy	(2.150%	)	10/20/2020	1,000	(1)
Credit Suisse First Boston	Long Beach Mortgage Loan Trust floating rate based on 1-Month USD-LIBOR plus 2.250% due 07/25/2032	Buy	(2.250%	)	07/25/2032	2,136	(219)
Deutsche Bank AG	DaimlerChrysler N.A. Holding Corp. 6.500% due 11/15/2013	Sell	0.225%		03/20/2008	5,000	6
Deutsche Bank AG	Ambac Insurance Corp. 5.900% due 02/22/2021	Buy	(0.155%	)	03/20/2017	2,500	25
Deutsche Bank AG	Park Place Securities, Inc. floating rate based on 1-Month USD-LIBOR plus 2.200% due 03/25/2035	Buy	(2.650%	)	03/25/2035	5,000	(24)
Deutsche Bank AG	Park Place Securities, Inc. floating rate based on 1-Month USD-LIBOR plus 1.250% due 05/25/2035	Buy	(1.100%	)	05/25/2035	2,000	98
Deutsche Bank AG	Commercial Mortgage-Backed Index	Sell	1.340%		10/12/2052	2,000	(50)
Goldman Sachs & Co.	Telos CLO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.700% due 10/11/2021	Buy	(2.500%	)	10/11/2021	500	(1)
Goldman Sachs & Co.	Ameriquest Mortgage Securities, Inc. floating rate based on 1-Month USD-LIBOR plus 2.100% due 05/25/2033	Sell	2.100%		05/25/2033	2,500	31
Goldman Sachs & Co.	Ameriquest Mortgage Securities, Inc. floating rate based on 1-Month USD-LIBOR plus 1.860% due 01/25/2034	Sell	1.860%		01/25/2034	2,500	40
Goldman Sachs & Co.	Long Beach Mortgage Loan Trust floating rate based on 1-Month USD-LIBOR plus 3.500% due 02/25/2034	Buy	(2.000%	)	02/25/2034	2,500	(14)
Goldman Sachs & Co.	Park Place Securities, Inc. floating rate based on 1-Month USD-LIBOR plus 3.500% due 09/25/2034	Sell	5.000%		09/25/2034	2,000	64
Goldman Sachs & Co.	Topanga CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.275% due 03/08/2040	Buy	(3.900%	)	03/08/2040	1,000	135
JPMorgan Chase & Co.	Merrill Lynch & Co., Inc. 6.000% due 02/17/2009	Buy	(0.400%	)	03/20/2017	5,000	14
JPMorgan Chase & Co.	Park Place Securities, Inc. floating rate based on 1-Month USD-LIBOR plus 3.500% due 09/25/2034	Buy	(3.000%	)	09/25/2034	2,000	(6)
JPMorgan Chase & Co.	Encore Credit Receivables Trust floating rate based on 1-Month USD-LIBOR plus 1.350% due 10/25/2035	Buy	(1.500%	)	10/25/2035	2,000	(3)
JPMorgan Chase & Co.	FBR Securitization Trust floating rate based on 1-Month USD-LIBOR plus 1.850% due 10/25/2035	Sell	3.500%		10/25/2035	3,000	46
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG7 Index	Sell	0.145%		12/20/2016	25,000	(102)
Lehman Brothers, Inc.	Encore Credit Receivables Trust floating rate based on 1-Month USD-LIBOR plus 1.350% due 10/25/2035	Sell	1.630%		10/25/2035	2,000	10
Lehman Brothers, Inc.	Baldwin Segregated Portfolio floating rate based on 3-Month USD-LIBOR plus 2.000% due 06/25/2038	Buy	(2.500%	)	06/25/2038	2,000	939
Lehman Brothers, Inc.	GSC ABS CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.750% due 11/12/2045	Buy	(1.400%	)	11/12/2045	1,000	73
Lehman Brothers, Inc.	Citius Funding Ltd. floating rate based on 1-Month USD-LIBOR plus 1.370% due 05/05/2046	Buy	(1.440%	)	05/05/2046	967	122

See Accompanying Notes	Annual Report	March 31, 2007	35

Schedule of Investments  Asset-Backed Securities Portfolio  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers, Inc.	Baldwin Segregated Portfolio floating rate based on 3-Month USD-LIBOR plus 0.750% due 06/25/2046	Buy	(0.800%	)	06/25/2046	$2,000	$780
Merrill Lynch & Co., Inc.	Long Beach Mortgage Loan Trust floating rate based on 1-Month USD-LIBOR plus 3.500% due 02/25/2034	Sell	2.250%		02/25/2034	2,500	10
Merrill Lynch & Co., Inc.	Jackson Segregated Portfolio floating rate based on 3-Month USD-LIBOR plus 1.750% due 09/27/2046	Buy	(3.500%	)	09/27/2046	4,000	2,072
Merrill Lynch & Co., Inc.	Lenox Street Ltd. Floating rate based on 3-Month USD-LIBOR plus 1.750% due 03/04/2050	Buy	(3.500%	)	03/04/2050	1,000	(1)
Morgan Stanley	Dow Jones CDX N.A. IG5 Index	Buy	(0.140%	)	12/20/2012	11,200	15
Morgan Stanley	Dow Jones CDX N.A. IG5 Index	Sell	0.460%		12/20/2015	8,000	(33)
Morgan Stanley	Indymac Home Equity Loan Asset-Backed Trust floating rate based on 1-Month USD-LIBOR plus 0.630% due 06/25/2030	Sell	1.500%		06/25/2030	2,839	58
Morgan Stanley	Long Beach Mortgage Loan Trust floating rate based on 1-Month USD-LIBOR plus 2.250% due 07/25/2032	Sell	2.250%		07/25/2032	2,136	261
Morgan Stanley	Morgan Stanley ABS Capital I floating rate based on 1-Month USD-LIBOR plus 1.700% due 12/27/2033	Buy	(0.540%	)	12/27/2033	1,000	(1)
Morgan Stanley	Park Place Securities, Inc. floating rate based on 1-Month USD-LIBOR plus 2.200% due 03/25/2035	Sell	3.030%		03/25/2035	5,000	50
Royal Bank of Scotland PLC	Ameriquest Mortgage Securities, Inc. floating rate based on 1-Month USD-LIBOR plus 2.100% due 05/25/2033	Buy	(0.700%	)	05/25/2033	2,500	(2)
Royal Bank of Scotland PLC	Ameriquest Mortgage Securities, Inc. floating rate based on 1-Month USD-LIBOR plus 1.860% due 01/25/2034	Buy	(0.800%	)	01/25/2034	2,500	(2)
Royal Bank of Scotland PLC	FBR Securitization Trust floating rate based on 1-Month USD-LIBOR plus 1.850% due 10/25/2035	Buy	(3.000%	)	10/25/2035	3,000	(9)
UBS AG	Bear Stearns Asset-Backed Securities, Inc. floating rate based on 1-Month USD-LIBOR plus 2.000% due 12/25/2035	Buy	(2.250%	)	12/25/2035	1,000	(2)
Wachovia Bank N.A.	Race Point CLO floating rate based on 3-Month USD-LIBOR plus 1.650% due 04/15/2020	Buy	(1.950%	)	04/15/2020	2,000	(1)
Wachovia Bank N.A.	Avebury Finance CDO PLC floating rate based on 3-Month USD-LIBOR plus 1.400% due 01/08/2051	Buy	(1.800%	)	01/08/2051	2,000	144

							$6,626

Credit Default Swaps (Asset-Backed Indices)
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Home Equity Index BBB Rating 2006-2	Buy	(1.330%	)	05/25/2046	$5,000	$113
Bear Stearns & Co., Inc.	Home Equity Index BBB Rating 2006-2	Buy	(2.420%	)	05/25/2046	6,000	1,437
Bear Stearns & Co., Inc.	Home Equity Index BBB Rating 2006-2	Sell	2.420%		05/25/2046	4,000	(722)
Citibank N.A.	Home Equity Index BBB Rating 2006-2	Sell	1.540%		07/25/2045	4,000	(356)
Citibank N.A.	Home Equity Index BBB Rating 2006-2	Buy	(1.330%	)	05/25/2046	5,000	985
Credit Suisse First Boston	Home Equity Index BBB Rating 2006-2	Buy	(2.420%	)	05/25/2046	2,000	473
Goldman Sachs & Co.	Home Equity Index BBB Rating 2006-2	Sell	0.170%		05/25/2046	3,000	(25)
Goldman Sachs & Co.	Home Equity Index BBB Rating 2006-2	Sell	0.440%		05/25/2046	5,000	(270)
Goldman Sachs & Co.	Home Equity Index BBB Rating 2006-2	Sell	1.330%		05/25/2046	10,000	(1,505)
Goldman Sachs & Co.	Home Equity Index BBB Rating 2006-2	Sell	2.420%		05/25/2046	2,000	(460)
JPMorgan Chase & Co.	Home Equity Index BBB Rating 2006-2	Buy	(1.540%	)	07/25/2045	15,000	1,362
JPMorgan Chase & Co.	Home Equity Index BBB Rating 2006-2	Sell	1.330%		05/25/2046	10,000	(1,899)
JPMorgan Chase & Co.	Home Equity Index BBB Rating 2006-2	Sell	2.420%		05/25/2046	2,000	(465)
Merrill Lynch & Co., Inc.	Home Equity Index BBB Rating 2006-2	Buy	(1.540%	)	07/25/2045	10,000	920
Merrill Lynch & Co., Inc.	Home Equity Index BBB Rating 2006-2	Sell	1.330%		05/25/2046	10,000	(1,893)
Lehman Brothers, Inc.	Home Equity Index BBB Rating 2006-2	Sell	1.330%		05/25/2046	5,000	(1,018)

							$(3,323)

(1) If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2012	$5,700	$(40)
JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017	14,000	319
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	06/20/2012	37,000	(258)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	06/20/2017	5,900	(134)
UBS AG	3-Month USD-LIBOR	Pay	4.000%	12/15/2007	36,000	(240)
UBS AG	3-Month USD-LIBOR	Pay	5.000%	06/21/2009	55,500	(88)

						$(441)

36	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2007

(j)	Restricted securities as of March 31, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bear Stearns Asset-Backed Securities, Inc.	5.820%	09/25/2034	03/29/2006	$638	$639	0.12%

(k)	Short sales outstanding on March 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	6.000%	04/01/2037	$1,500	$1,513	$1,511

See Accompanying Notes	Annual Report	March 31, 2007	37

Schedule of Investments   Developing Local Markets Portfolio

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 39.9%

BANKING & FINANCE 26.2%
American Express Centurion Bank
5.319% due 05/07/2008	$100	$100
5.480% due 12/17/2009	100	100

American Express Credit Corp.
5.380% due 05/19/2009	100	100

American International Group, Inc.
5.350% due 06/23/2008	200	200

ASIF Global Financing XXVIII
5.400% due 05/03/2007	100	100

Banco Nacional de Comercio Exterior SNC
3.875% due 01/21/2009	400	389

Banco Santander Chile
5.690% due 12/09/2009	1,000	1,010

Bank of America Corp.
5.360% due 09/25/2009	1,400	1,402
5.370% due 11/06/2009	200	200

Bank of America N.A.
5.350% due 12/18/2008	400	400
5.360% due 07/25/2008	1,100	1,100

Bank of Ireland
5.400% due 12/18/2009	1,800	1,802

Bear Stearns Cos., Inc.
5.590% due 01/31/2011	1,500	1,503

Caterpillar Financial Services Corp.
5.410% due 03/10/2009	500	500
5.410% due 08/11/2009	700	700
5.410% due 10/09/2009	1,500	1,501
5.420% due 05/18/2009	1,100	1,101

Charter One Bank N.A.
5.410% due 04/24/2009	1,000	1,001

CIT Group, Inc.
5.420% due 12/19/2007	2,500	2,502
5.510% due 01/30/2009	2,300	2,304

Citigroup, Inc.
5.380% due 12/28/2009	1,800	1,800
5.388% due 12/26/2008	200	200
5.450% due 05/18/2011	900	902
5.510% due 05/18/2010	500	502

Commonwealth Bank of Australia
5.360% due 06/08/2009	100	100

DnB NORBank ASA
5.430% due 10/13/2009	100	100

Export-Import Bank of Korea
4.125% due 02/10/2009	100	98
4.250% due 11/27/2007	4,336	4,303
4.250% due 11/06/2008	75	74
4.500% due 08/12/2009	200	197

Fortis Bank NY
5.390% due 09/28/2009	1,600	1,602

General Electric Capital Corp.
5.390% due 10/26/2009	200	200
5.430% due 08/15/2011	200	200
5.475% due 12/15/2009	1,200	1,203

Goldman Sachs Group, Inc.
5.390% due 12/23/2008	300	300
5.440% due 12/22/2008	2,200	2,203
5.440% due 06/23/2009	700	700
5.450% due 11/10/2008	1,700	1,702
5.460% due 07/29/2008	1,300	1,302
5.548% due 03/02/2010	500	502

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
HBOS Treasury Services PLC
5.320% due 07/17/2008	$100	$100
5.400% due 07/17/2009	1,600	1,603
5.400% due 12/08/2010	1,500	1,501

HSBC Bank USA N.A.
5.485% due 12/14/2009	250	251

HSBC Finance Corp.
5.360% due 05/21/2008	100	100
5.420% due 10/21/2009	200	200
5.485% due 09/15/2008	1,400	1,403
5.640% due 11/16/2009	700	704
6.538% due 11/13/2007	1,800	1,808

Hutchison Whampoa Finance CI Ltd.
6.950% due 08/01/2007	500	502

ICICI Bank Ltd.
5.900% due 01/12/2010	600	601

Industry & Construction Bank St. Petersburg OJSC
6.875% due 07/29/2008	300	304

International Lease Finance Corp.
5.580% due 05/24/2010	1,000	1,005

John Deere Capital Corp.
5.410% due 04/15/2008	800	801
5.410% due 07/15/2008	700	701

JPMorgan Chase & Co.
5.370% due 06/26/2009	100	100
5.426% due 06/25/2010	1,500	1,500
5.539% due 10/02/2009	890	894

Lehman Brothers Holdings, Inc.
5.370% due 11/24/2008	100	100
5.400% due 12/23/2008	1,425	1,425
5.450% due 10/22/2008	2,600	2,604
5.450% due 01/23/2009	1,000	1,001
5.460% due 08/21/2009	2,000	2,001
5.560% due 12/23/2010	1,100	1,103

Malaysia Global Sukuk, Inc.
6.320% due 07/03/2007	1,330	1,332

MBNA Europe Funding PLC
5.430% due 09/07/2007	700	700

Merrill Lynch & Co., Inc.
5.380% due 12/22/2008	200	200
5.400% due 10/23/2008	200	200
5.450% due 01/30/2009	500	501
5.450% due 08/14/2009	900	900

Morgan Stanley
5.360% due 11/21/2008	100	100
5.470% due 02/09/2009	1,100	1,101
5.600% due 01/22/2009	600	601

National Australia Bank Ltd.
5.380% due 09/11/2009	1,600	1,602

Pemex Finance Ltd.
9.690% due 08/15/2009	1,150	1,213

Petroleum Export Ltd.
4.633% due 06/15/2010	72	72
5.265% due 06/15/2011	258	254

Royal Bank of Scotland Group PLC
5.350% due 12/21/2007	1,500	1,501
5.410% due 07/21/2008	100	100

Santander U.S. Debt S.A. Unipersonal
5.360% due 09/21/2007	100	100
5.408% due 11/20/2009	1,000	1,001
5.410% due 09/19/2008	100	100

SLM Corp.
5.500% due 07/27/2009	2,600	2,602

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Unicredit Luxembourg Finance S.A.
5.410% due 10/24/2008	$1,000	$1,001

VTB Capital S.A. for Vneshtorgbank
5.960% due 08/01/2008	2,200	2,204
6.100% due 09/21/2007	4,350	4,357
8.260% due 07/30/2007	1,000	1,011

Wachovia Bank N.A.
5.418% due 12/02/2010	1,000	1,001
5.420% due 05/25/2010	750	752

Wachovia Corp.
5.410% due 10/28/2008	400	401
5.410% due 12/01/2009	1,500	1,502
5.475% due 03/15/2011	1,000	1,002
5.490% due 10/15/2011	1,600	1,602

Wells Fargo & Co.
5.410% due 03/23/2010	2,600	2,602
5.450% due 01/24/2012	400	400

Westpac Banking Corp.
5.280% due 06/06/2008	300	300

World Savings Bank FSB
5.400% due 05/08/2009	250	250
5.473% due 03/02/2009	250	251

		91,333

INDUSTRIALS 9.0%
Anadarko Petroleum Corp.
5.755% due 09/15/2009	1,500	1,504

Cisco Systems, Inc.
5.440% due 02/20/2009	300	301

Comcast Corp.
5.660% due 07/14/2009	700	701

Cox Communications, Inc.
5.905% due 12/14/2007	1,000	1,003

CSC Holdings, Inc.
7.875% due 12/15/2007	400	406

CSN Iron S.A.
9.125% due 06/01/2007	1,300	1,313

CSN Islands VII Corp.
10.750% due 09/12/2008	400	435

DaimlerChrysler N.A. Holding Corp.
5.810% due 08/03/2009	700	703

EchoStar DBS Corp.
5.750% due 10/01/2008	1,250	1,255

FedEx Corp.
5.440% due 08/08/2007	400	400

General Mills, Inc.
5.490% due 01/22/2010	400	401

Hewlett-Packard Co.
5.485% due 05/22/2009	200	200

Hilton Hotels Corp.
7.950% due 04/15/2007	300	300

HJ Heinz Co.
6.428% due 12/01/2008	700	712

Home Depot, Inc.
5.475% due 12/16/2009	200	200

JC Penney Corp., Inc.
7.600% due 04/01/2007	300	300

Mandalay Resort Group
10.250% due 08/01/2007	600	610

Mirage Resorts, Inc.
6.750% due 08/01/2007	200	201
6.750% due 02/01/2008	150	152

38	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Oracle Corp.
5.590% due 01/13/2009	$1,000	$1,002

Pemex Project Funding Master Trust
7.160% due 10/15/2009	1,100	1,138
8.500% due 02/15/2008	1,000	1,025
8.850% due 09/15/2007	1,800	1,829

Qwest Communications International, Inc.
8.860% due 02/15/2009	100	102

Reynolds American, Inc.
6.500% due 06/01/2007	400	401

Salomon Brothers AG for OAO Gazprom
9.125% due 04/25/2007	4,275	4,305
10.500% due 10/21/2009	4,400	4,944

Salomon Brothers AG for Tyumen Oil Co.
11.000% due 11/06/2007	1,050	1,085

Siemens Financieringsmaatschappij NV
5.410% due 08/14/2009	400	400

Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007	700	701

Time Warner, Inc.
5.590% due 11/13/2009	600	601

Transocean, Inc.
5.548% due 09/05/2008	700	701

United Technologies Corp.
5.430% due 06/01/2009	200	200

Wal-Mart Stores, Inc.
5.250% due 06/16/2008	400	400

Walt Disney Co.
5.440% due 09/10/2009	1,200	1,203

Xerox Corp.
6.100% due 12/18/2009	300	303

		31,437

UTILITIES 4.7%
America Movil S.A. de C.V.
5.448% due 06/27/2008	1,800	1,802
5.985% due 04/27/2007	1,200	1,203

AT&T, Inc.
4.214% due 06/05/2007	800	802
5.450% due 05/15/2008	600	601
5.570% due 11/14/2008	300	301

BellSouth Corp.
5.460% due 08/15/2008	1,200	1,201

CMS Energy Corp.
7.500% due 01/15/2009	100	103
8.900% due 07/15/2008	100	104
9.875% due 10/15/2007	500	513

Deutsche Telekom International Finance BV
5.530% due 03/23/2009	200	200

Dominion Resources, Inc.
5.540% due 11/14/2008	100	100
5.650% due 09/28/2007	2,200	2,201

Empresa Brasileira de Telecom S.A.
11.000% due 12/15/2008	100	109

Entergy Gulf States, Inc.
6.090% due 12/08/2008	1,200	1,204

Florida Power Corp.
5.760% due 11/14/2008	1,600	1,601

Korea Electric Power Corp.
4.250% due 09/12/2007	775	771

Mobile Telesystems Finance S.A.
9.750% due 01/30/2008	500	516

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Qwest Corp.
5.625% due 11/15/2008	$600	$603

Ras Laffan Liquefied Natural Gas Co. Ltd. I
3.437% due 09/15/2009	384	378

Romanian Thermal Power Plants
9.120% due 12/23/2007	343	350

Telefonos de Mexico S.A. de C.V.
4.500% due 11/19/2008	200	199

Vodafone Group PLC
5.410% due 06/29/2007	1,500	1,500

		16,362

Total Corporate Bonds & Notes (Cost $138,902)		139,132

U.S. GOVERNMENT AGENCIES 0.9%
Fannie Mae
5.380% due 12/25/2036	89	89
6.133% due 06/01/2043 - 09/01/2044	600	608

Freddie Mac
4.500% due 04/15/2019	48	48
5.000% due 08/15/2016	309	307
5.580% due 08/25/2031	359	360
5.600% due 09/25/2031	361	361
5.670% due 12/15/2030	360	362
6.133% due 02/25/2045	1,060	1,065

Total U.S. Government Agencies (Cost $3,185)		3,200

MORTGAGE-BACKED SECURITIES 2.5%
American Home Mortgage Investment Trust
5.470% due 09/25/2035	62	62

Arran Residential Mortgages Funding PLC
5.340% due 04/12/2036	157	157

Bear Stearns Alt-A Trust
5.480% due 02/25/2034	86	86

Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	100	101

Bear Stearns Mortgage Funding Trust
5.390% due 02/25/2037	198	198

Citigroup Commercial Mortgage Trust
5.390% due 08/15/2021	56	56

Commercial Mortgage Pass-Through Certificates
5.420% due 04/15/2017	106	106
6.455% due 05/15/2032	96	98

Countrywide Alternative Loan Trust
5.390% due 10/25/2046	261	261
5.500% due 02/20/2047	191	191
5.500% due 05/25/2047	200	200
5.983% due 02/25/2036	72	72

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.390% due 01/25/2047	95	95
5.400% due 02/25/2037	88	88

Greenpoint Mortgage Funding Trust
5.400% due 10/25/2046	190	190
5.400% due 01/25/2047	199	199
5.590% due 11/25/2045	303	304

GS Mortgage Securities Corp. II
5.420% due 06/06/2020	53	53

Harborview Mortgage Loan Trust
5.410% due 01/19/2038	88	88
5.510% due 01/19/2038	287	287
5.560% due 03/19/2037	335	336

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Impac Secured Assets CMN Owner Trust
5.400% due 01/25/2037	$84	$84

Indymac Index Mortgage Loan Trust
5.410% due 11/25/2046	87	87

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.400% due 09/15/2021	290	290

Merrill Lynch Floating Trust
5.390% due 06/15/2022	89	89

Residential Accredit Loans, Inc.
5.420% due 09/25/2046	88	89
5.620% due 08/25/2035	115	115

Sequoia Mortgage Trust
4.082% due 04/20/2035	584	576

Structured Asset Mortgage Investments, Inc.
5.390% due 08/25/2036	401	401
5.540% due 05/25/2036	451	452

Structured Asset Securities Corp.
5.331% due 10/25/2035	82	82

TBW Mortgage-Backed Pass-Through Certificates
5.420% due 09/25/2036	60	61
5.430% due 01/25/2037	86	87

Thornburg Mortgage Securities Trust
5.430% due 12/25/2036	188	188
5.440% due 04/25/2036	100	100
5.440% due 08/25/2036	374	374

Wachovia Bank Commercial Mortgage Trust
5.410% due 09/15/2021	1,317	1,318

Washington Mutual, Inc.
5.610% due 08/25/2045	51	51
5.663% due 01/25/2047	94	94
5.743% due 12/25/2046	89	89
5.892% due 09/25/2046	392	392
5.892% due 10/25/2046	187	187
5.983% due 02/25/2046	141	141
6.183% due 11/25/2042	91	92

Total Mortgage-Backed Securities (Cost $8,663)		8,667

ASSET-BACKED SECURITIES 8.4%
Accredited Mortgage Loan Trust
5.480% due 09/25/2035	100	100

ACE Securities Corp.
5.370% due 08/25/2036	164	164
5.370% due 12/25/2036	83	83
5.390% due 12/25/2035	178	178
5.400% due 10/25/2036	161	162
5.430% due 10/25/2035	299	299

American Express Credit Account Master Trust
5.430% due 11/16/2009	100	100
5.430% due 09/15/2010	100	100

Ameriquest Mortgage Securities, Inc.
5.400% due 03/25/2036	3	3

Argent Securities, Inc.
5.360% due 06/25/2036	41	41
5.370% due 09/25/2036	205	205
5.370% due 10/25/2036	383	383
5.390% due 04/25/2036	33	33
5.400% due 03/25/2036	148	148

Asset-Backed Funding Certificates
5.360% due 09/25/2036	349	349
5.380% due 10/25/2036	198	199
5.380% due 11/25/2036	74	74
5.380% due 01/25/2037	84	84
5.670% due 06/25/2034	498	499

See Accompanying Notes	Annual Report	March 31, 2007	39

Schedule of Investments  Developing Local Markets Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Asset-Backed Securities Corp. Home Equity
5.370% due 11/25/2036	$65	$65
5.370% due 12/25/2036	96	96

Bank One Issuance Trust
5.430% due 02/15/2011	100	100

Bear Stearns Asset-Backed Securities, Inc.
5.370% due 11/25/2036	85	86
5.400% due 10/25/2036	89	89
5.410% due 04/25/2036	90	90
5.520% due 09/25/2034	571	571

Capital One Auto Finance Trust
5.340% due 12/14/2007	44	44

Carrington Mortgage Loan Trust
5.360% due 05/25/2036	100	100
5.370% due 01/25/2037	92	92
5.640% due 10/25/2035	100	100

Chase Credit Card Master Trust
5.420% due 10/15/2009	100	100
5.430% due 10/15/2010	100	100
5.430% due 02/15/2011	100	100
5.440% due 02/15/2010	100	100

Chase Issuance Trust
5.330% due 12/15/2010	100	100
5.340% due 02/15/2012	100	100

Citibank Credit Card Issuance Trust
5.460% due 01/15/2010	100	100

Citigroup Mortgage Loan Trust, Inc.
5.360% due 08/25/2036	282	283
5.370% due 11/25/2036	72	73

Countrywide Asset-Backed Certificates
5.370% due 01/25/2037	154	154
5.370% due 03/25/2037	167	167
5.370% due 05/25/2037	375	376
5.370% due 03/25/2047	323	324
5.380% due 03/25/2037	253	253
5.380% due 09/25/2046	60	60
5.390% due 07/25/2036	109	109
5.390% due 06/25/2037	94	94
5.400% due 06/25/2037	96	96
5.430% due 10/25/2046	503	503
5.450% due 07/25/2036	102	102
5.480% due 02/25/2036	175	175
5.510% due 01/25/2036	267	267

Credit-Based Asset Servicing & Securitization LLC
5.380% due 11/25/2036	88	88

DaimlerChrysler Auto Trust
5.250% due 05/08/2009	200	200
5.329% due 12/08/2007	45	45

First Franklin Mortgage Loan Asset-Backed Certificates
5.350% due 07/25/2036	70	70
5.360% due 01/25/2038	95	95
5.370% due 11/25/2036	704	705
5.370% due 12/25/2036	89	89
5.390% due 12/25/2037	94	94
5.410% due 01/25/2036	215	215
5.460% due 05/25/2035	27	27

Fremont Home Loan Trust
5.370% due 10/25/2036	78	78
5.380% due 01/25/2037	89	89
5.390% due 02/25/2037	358	358
5.490% due 01/25/2036	84	84

GE-WMC Mortgage Securities LLC
5.360% due 08/25/2036	161	161

GSAMP Trust
5.390% due 09/25/2036	198	198
5.390% due 10/25/2036	101	101
5.390% due 12/25/2036	90	90
5.430% due 11/25/2035	64	64

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
HFC Home Equity Loan Asset-Backed Certificates
5.390% due 03/20/2036	$79	$79

Home Equity Asset Trust
5.380% due 05/25/2037	98	98
5.410% due 10/25/2035	4	4
5.430% due 02/25/2036	235	236

Home Equity Mortgage Trust
5.410% due 05/25/2036	35	35
5.430% due 02/25/2036	79	79

Honda Auto Receivables Owner Trust
5.342% due 11/15/2007	92	92

HSI Asset Securitization Corp. Trust
5.370% due 10/25/2036	88	88
5.370% due 12/25/2036	369	369

Hyundai Auto Receivables Trust
5.348% due 11/15/2007	42	42

Indymac Residential Asset-Backed Trust
5.370% due 11/25/2036	153	154
5.380% due 04/25/2037	89	89
5.410% due 03/25/2036	324	324

JPMorgan Mortgage Acquisition Corp.
5.370% due 08/25/2036	401	401
5.390% due 03/25/2036	113	114
5.390% due 11/25/2036	74	74
5.400% due 08/25/2036	155	155
5.430% due 08/25/2036	400	400
5.530% due 06/25/2035	116	116

Lehman XS Trust
5.390% due 05/25/2046	57	57
5.400% due 04/25/2046	461	461
5.400% due 08/25/2046	364	365
5.400% due 11/25/2046	426	426
5.410% due 05/25/2046	130	130
5.440% due 11/25/2036	299	299

Long Beach Mortgage Loan Trust
5.350% due 06/25/2036	48	48
5.360% due 07/25/2036	123	123
5.360% due 11/25/2036	85	85
5.380% due 04/25/2036	184	184
5.380% due 10/25/2036	170	170
5.390% due 03/25/2036	285	285
5.400% due 02/25/2036	132	132
5.410% due 01/25/2036	222	223
5.520% due 11/25/2034	40	40
5.600% due 10/25/2034	437	438

MASTR Asset-Backed Securities Trust
5.370% due 03/25/2036	163	163
5.380% due 10/25/2036	67	67
5.380% due 11/25/2036	91	91
5.400% due 01/25/2036	267	267
5.470% due 11/25/2035	166	166

MBNA Credit Card Master Note Trust
5.440% due 08/16/2010	100	100

Merrill Lynch Mortgage Investors, Inc.
5.350% due 06/25/2037	63	63
5.370% due 05/25/2037	473	474
5.380% due 10/25/2037	86	86
5.390% due 08/25/2036	417	417
5.390% due 02/25/2037	164	165
5.390% due 07/25/2037	249	249
5.400% due 09/25/2037	442	442

Morgan Stanley ABS Capital I
5.360% due 06/25/2036	54	55
5.360% due 10/25/2036	84	84
5.370% due 09/25/2036	241	241
5.370% due 10/25/2036	85	85
5.370% due 11/25/2036	185	185
5.400% due 12/25/2035	19	19

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Morgan Stanley Capital I
5.390% due 02/25/2036	$387	$387
5.440% due 02/25/2036	100	100

Morgan Stanley IXIS Real Estate Capital Trust
5.370% due 11/25/2036	83	83

Nelnet Student Loan Trust
5.146% due 09/25/2012	99	99

New Century Home Equity Loan Trust
5.390% due 08/25/2036	280	280
5.440% due 10/25/2035	16	16
5.500% due 05/25/2036	100	100

Newcastle Mortgage Securities Trust
5.390% due 03/25/2036	85	85

Nissan Auto Lease Trust
5.347% due 12/14/2007	50	50

Nomura Home Equity Loan, Inc.
5.400% due 02/25/2036	30	30

Option One Mortgage Loan Trust
5.370% due 07/25/2036	55	55
5.370% due 01/25/2037	94	94
5.420% due 11/25/2035	126	126

Park Place Securities, Inc.
5.480% due 09/25/2035	1	1

Residential Asset Mortgage Products, Inc.
5.390% due 11/25/2036	72	72
5.400% due 02/25/2036	173	173
5.400% due 10/25/2036	261	261
5.420% due 08/25/2046	73	73
5.430% due 05/25/2025	51	51

Residential Asset Securities Corp.
5.360% due 06/25/2036	243	243
5.360% due 08/25/2036	285	285
5.390% due 02/25/2036	77	77
5.390% due 07/25/2036	412	412
5.390% due 11/25/2036	262	263
5.400% due 01/25/2036	166	166
5.400% due 10/25/2036	252	252
5.430% due 10/25/2035	82	82

Residential Funding Mortgage Securities II, Inc.
5.460% due 09/25/2035	123	123

SACO I, Inc.
5.400% due 04/25/2036	23	23

Saxon Asset Securities Trust
5.380% due 11/25/2036	391	391

Securitized Asset-Backed Receivables LLC Trust
5.380% due 03/25/2036	105	105
5.380% due 12/25/2036	192	192
5.400% due 11/25/2036	93	93

SG Mortgage Securities Trust
5.420% due 10/25/2035	21	21

SLC Student Loan Trust
5.325% due 12/15/2010	12	12

SLM Student Loan Trust
5.330% due 10/25/2012	363	363
5.330% due 07/25/2013	100	100
5.340% due 04/25/2012	178	178

Soundview Home Equity Loan Trust
5.370% due 10/25/2036	353	353
5.380% due 11/25/2036	180	179
5.380% due 12/25/2036	73	73
5.390% due 05/25/2036	109	110
5.400% due 01/25/2037	92	92
5.420% due 10/25/2036	65	65
5.430% due 11/25/2035	83	83
5.550% due 06/25/2035	66	66

40	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Specialty Underwriting & Residential Finance
5.350% due 06/25/2037	$67	$67
5.365% due 11/25/2037	84	84
5.380% due 02/25/2037	48	48

Structured Asset Investment Loan Trust
5.370% due 07/25/2036	64	64
5.410% due 07/25/2035	5	5

Structured Asset Securities Corp.
4.900% due 04/25/2035	407	394
5.370% due 10/25/2036	412	412
5.400% due 11/25/2035	59	59
5.400% due 01/25/2037	87	87

Triad Auto Receivables Owner Trust
5.341% due 11/13/2007	59	59

Wachovia Auto Owner Trust
5.358% due 11/09/2007	23	23

Washington Mutual Asset-Backed Certificates
5.370% due 01/25/2037	96	96
5.380% due 10/25/2036	89	89

Wells Fargo Home Equity Trust
5.370% due 01/25/2037	93	93

Total Asset-Backed Securities (Cost $29,168)		29,176

SOVEREIGN ISSUES 7.7%
Banco Nacional de Desenvolvimento Economico e Social
5.667% due 06/16/2008	1,300	1,289

Banque Centrale de Tunisie
7.500% due 09/19/2007	2,120	2,147

Chile Government International Bond
5.760% due 01/28/2008	800	802

Development Bank of Kazakhstan JSC
7.125% due 10/10/2007	100	101

Guatemala Government Bond
8.500% due 08/03/2007	1,100	1,113

Korea Development Bank
3.875% due 03/02/2009	460	450
4.250% due 11/13/2007	688	683
4.750% due 07/20/2009	100	99
5.480% due 10/31/2008	2,000	1,998
5.760% due 10/20/2009	5,192	5,230

Mexico Government International Bond
4.625% due 10/08/2008	200	198
6.060% due 01/13/2009	6,300	6,362

Panama Government International Bond
8.250% due 04/22/2008	600	617

Russia Government International Bond
8.250% due 03/31/2010	1,867	1,959
10.000% due 06/26/2007	675	683

Ukraine Government International Bond
8.775% due 08/05/2009	1,300	1,388

Venezuela Government International Bond
6.250% due 12/18/2007	119	119
9.125% due 06/18/2007	1,570	1,586

Total Sovereign Issues (Cost $26,755)		26,824

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN CURRENCY-DENOMINATED ISSUES 1.4%
America Movil S.A. de C.V.
8.460% due 12/18/2036	MXN	2,700	$248

Aries Vermoegensverwaltungs GmbH
6.919% due 10/25/2007	EUR	500	682

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017	BRL	1,590	712

Brazilian Government International CPI Linked Bond
6.000% due 05/15/2045		1,000	696
10.000% due 01/01/2012		1,000	455

Telefonos de Mexico S.A. de C.V.
8.750% due 01/31/2016	MXN	19,700	1,952

Total Foreign Currency-Denominated Issues (Cost $4,509)			4,745

SHORT-TERM INSTRUMENTS 38.0%

CERTIFICATES OF DEPOSIT 1.9%
Abbey National Treasury Services PLC
5.270% due 07/02/2008		$300	300

BNP Paribas
5.262% due 05/28/2008		300	300
5.262% due 07/03/2008		700	700

Calyon Financial, Inc.
5.340% due 01/16/2009		700	700

Fortis Bank NY
5.265% due 04/28/2008		100	100

HSBC Bank USA N.A.
5.426% due 07/28/2008		100	100

Nordea Bank Finland PLC
5.262% due 03/31/2008		100	100
5.308% due 05/28/2008		300	300

Royal Bank of Canada
5.267% due 06/30/2008		1,400	1,402

Royal Bank of Scotland Group PLC
5.262% due 07/03/2008		900	900

Skandinav Enskilda BK
5.270% due 08/21/2008		100	100
5.272% due 08/21/2008		200	200
5.300% due 02/04/2008		100	100

Societe Generale NY
5.258% due 06/20/2007		200	200
5.271% due 06/30/2008		300	300

Unicredito Italiano NY
5.358% due 05/06/2008		300	300
5.360% due 05/29/2008		400	401

			6,503

COMMERCIAL PAPER 35.1%
Barclays U.S. Funding Corp.
5.215% due 06/29/2007		15,400	15,245

BNP Paribas Finance, Inc.
5.212% due 07/06/2007		8,700	8,614

DaimlerChrysler N.A. Holding Corp.
5.345% due 06/22/2007		400	395

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Danske Corp.
5.210% due 06/11/2007		$15,400	$15,236

Dexia Delaware LLC
5.205% due 06/13/2007		11,200	11,091

DnB NORBank ASA
5.205% due 07/11/2007		6,400	6,338

Federal Home Loan Bank
5.000% due 04/02/2007		9,500	9,500

General Electric Capital Corp.
5.210% due 10/26/2007		8,100	8,020

ING U.S. Funding LLC
5.210% due 06/22/2007		7,200	7,129
5.220% due 06/22/2007		2,700	2,667

IXIS Commercial Paper Corp.
5.215% due 06/13/2007		7,200	7,121

Rabobank USA Financial Corp.
5.210% due 06/06/2007		7,200	7,129
5.390% due 06/06/2007		3,300	3,300

Societe Generale NY
5.220% due 08/22/2007		9,900	9,771
5.320% due 08/22/2007		100	100

UBS Finance Delaware LLC
5.160% due 08/01/2007		500	495
5.185% due 08/01/2007		2,700	2,662
5.220% due 08/01/2007		6,600	6,517

Viacom, Inc.
5.594% due 05/29/2007		1,000	1,000

			122,330

REPURCHASE AGREEMENTS 0.9%
Credit Suisse Securities (USA) LLC
5.125% due 04/02/2007		2,500	2,500
(Dated 03/30/2007. Collateralized by U.S. Treasury Notes 4.500% due 11/30/2011 valued at $2,575. Repurchase proceeds are $2,501.)

State Street Bank and Trust Co.
4.900% due 04/02/2007		780	780
(Dated 03/30/2007. Collateralized by Federal Home Loan Bank 4.500% due 05/21/2007 valued at $797. Repurchase proceeds are $780.)

			3,280

EGYPT TREASURY BILLS 0.1%
9.690% due 02/05/2008	EGP	3,000	490

Total Short-Term Instruments (Cost $132,647)			132,603

Total Investments (a) 98.8% (Cost $343,829)			$344,347

Other Assets and Liabilities (Net) 1.2%			4,290

Net Assets 100.0%			$348,637

See Accompanying Notes	Annual Report	March 31, 2007	41

Schedule of Investments  Developing Local Markets Portfolio  (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	As of March 31, 2007, portfolio securities with an aggregate value of $584 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(b)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Credit Suisse First Boston	Multiple Reference Entities of Gazprom	Sell	0.330%	06/20/2007	$5,300	$3

(1) If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Receive	12.290%	01/02/2009	BRL	2,500	$(9)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	15.160%	01/02/2009		700	17
Morgan Stanley	BRL-CDI-Compounded	Pay	16.120%	07/02/2007		1,500	16
Morgan Stanley	BRL-CDI-Compounded	Pay	14.630%	01/02/2009		4,900	98
Barclays Bank PLC	Korea Securities Dealers Association National Housing Index	Pay	4.895%	02/07/2012	KRW	936,600	8
Barclays Bank PLC	Korea Securities Dealers Association National Housing Index	Pay	4.880%	02/08/2012		933,333	7
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.780%	08/03/2016	MXN	2,550	13
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.770%	08/03/2016		2,550	13
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		3,500	17
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		8,000	19
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.410%	04/17/2009		7,700	11
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	9.920%	08/12/2015		4,000	46

							$256

(c)	Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	26,325	05/2007	$740	$0	$740
Sell		17,429	05/2007	1	(168)	(167)
Buy		11,425	06/2007	275	0	275
Buy		1,490	10/2007	0	(1)	(1)
Buy		12,893	03/2008	0	(11)	(11)
Buy	CLP	4,982,575	06/2007	1	(202)	(201)
Sell		2,368,520	06/2007	10	0	10
Buy		3,535,686	11/2007	34	0	34
Buy	CNY	55,184	07/2007	113	0	113
Sell		19,496	07/2007	3	(9)	(6)
Buy		5,327	12/2007	5	0	5
Buy		21,249	01/2008	11	0	11
Buy		14,244	03/2009	22	0	22
Buy	COP	20,446,983	04/2007	327	0	327
Sell		20,446,983	04/2007	88	(79)	9
Buy		15,006,183	03/2008	0	(90)	(90)
Buy	CZK	276,467	04/2007	767	(3)	764
Sell		276,467	04/2007	7	(114)	(107)
Buy		381,151	05/2007	104	(126)	(22)
Sell		381,151	05/2007	0	(40)	(40)
Buy		345,545	09/2007	38	0	38
Buy		192,682	03/2008	7	(5)	2
Sell	EUR	532	04/2007	0	0	0
Buy	HKD	72,321	05/2007	0	(5)	(5)
Sell		3,121	05/2007	0	0	0
Buy	IDR	2,769,000	05/2007	2	0	2
Sell		2,763,000	05/2007	0	(2)	(2)
Buy		63,938,645	07/2007	21	0	21
Sell		26,593,000	07/2007	8	0	8
Buy		46,649,400	08/2007	15	(28)	(13)
Buy	ILS	19,608	04/2007	112	0	112
Sell		19,608	04/2007	0	(27)	(27)
Buy		38,086	12/2007	96	0	96
Buy	INR	120,507	04/2007	157	0	157
Sell		120,507	04/2007	0	(3)	(3)
Buy		353,817	05/2007	257	0	257

42	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2007

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	INR	89,000	05/2007	$0	$(34)	$(34)
Buy		85,635	10/2007	0	(16)	(16)
Buy	JPY	192,617	05/2007	44	0	44
Sell		104,006	05/2007	3	0	3
Buy	KRW	4,402,725	04/2007	0	(73)	(73)
Sell		1,317,400	04/2007	1	(2)	(1)
Buy		6,515,171	05/2007	19	(17)	2
Buy		4,131,848	09/2007	10	0	10
Buy	KZT	12,630	05/2007	2	0	2
Buy		63,830	07/2007	0	(2)	(2)
Buy	MXN	307,712	04/2007	197	(62)	135
Sell		307,712	04/2007	83	(12)	71
Buy		183,151	05/2007	1	(265)	(264)
Buy		186,965	03/2008	15	(10)	5
Buy	MYR	20,915	07/2007	116	0	116
Sell		6,233	07/2007	0	(12)	(12)
Buy		20,030	09/2007	65	0	65
Buy	PHP	542,732	08/2007	52	(16)	36
Sell		241,350	08/2007	0	(6)	(6)
Buy	PLN	25,449	04/2007	255	0	255
Sell		25,449	04/2007	3	(36)	(33)
Buy		48,055	05/2007	549	(58)	491
Sell		29,559	05/2007	0	(324)	(324)
Buy		61,855	06/2007	193	(187)	6
Buy		28,034	03/2008	40	0	40
Buy	RON	24,171	07/2007	144	0	144
Sell		1,841	07/2007	0	(29)	(29)
Buy	RUB	235,994	05/2007	192	0	192
Buy		24,061	08/2007	21	0	21
Buy		9,322	09/2007	3	0	3
Buy		359	11/2007	0	0	0
Buy		285,217	12/2007	135	0	135
Sell		111,468	12/2007	0	(88)	(88)
Buy	SGD	20,771	04/2007	152	0	152
Sell		17,696	04/2007	0	(84)	(84)
Buy		38,765	05/2007	243	(1)	242
Buy		10,834	09/2007	72	0	72
Buy		3,920	10/2007	1	0	1
Buy	SKK	243,953	04/2007	862	0	862
Sell		243,953	04/2007	0	(359)	(359)
Buy		216,883	05/2007	862	0	862
Buy		141,425	03/2008	37	0	37
Buy	THB	14,784	04/2007	17	0	17
Sell		5,613	04/2007	0	(6)	(6)
Buy		124,202	05/2007	274	0	274
Buy	TRY	1,985	04/2007	53	0	53
Sell		1,985	04/2007	0	(52)	(52)
Buy		26,300	05/2007	1,267	0	1,267
Sell		8,097	05/2007	0	(217)	(217)
Buy		7,138	07/2007	311	0	311
Buy		2,901	03/2008	0	(5)	(5)
Buy	TWD	83,159	04/2007	0	(22)	(22)
Sell		83,159	04/2007	0	0	0
Buy		118,606	05/2007	0	(17)	(17)
Buy		43,463	06/2007	0	(1)	(1)
Buy	ZAR	58,911	05/2007	294	(24)	270
Sell		7,666	05/2007	9	0	9
Buy		102,613	06/2007	96	(208)	(112)
Sell		35,183	06/2007	39	0	39

				$9,953	$(3,158)	$6,795

See Accompanying Notes	Annual Report	March 31, 2007	43

Schedule of Investments   Emerging Markets Portfolio

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
ARGENTINA 0.8%
Argentina Bonos
5.475% due 08/03/2012		$10,290	$7,406

Total Argentina (Cost $7,287)			7,406

BRAZIL 21.5%
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017	BRL	15,080	6,757

Brazilian Government International Bond
7.125% due 01/20/2037		$10	11
8.000% due 01/15/2018		57,183	64,731
8.250% due 01/20/2034		22,020	27,690
8.750% due 02/04/2025		2,500	3,219
8.875% due 10/14/2019		7,300	9,238
8.875% due 04/15/2024		7,835	10,205
10.000% due 08/07/2011		2,600	3,062
10.125% due 05/15/2027		13,594	19,779
10.250% due 06/17/2013		4,450	5,558
10.500% due 07/14/2014		21,325	27,456
11.000% due 08/17/2040		7,075	9,553
12.750% due 01/15/2020		150	241

Brazilian Government International CPI Linked Bond
6.000% due 05/15/2045	BRL	2,000	1,392
10.000% due 01/01/2012		1,000	455

Cia de Saneamento Basico do Estado de Sao Paulo
7.500% due 11/03/2016		$2,100	2,216

CSN Islands VII Corp.
10.750% due 09/12/2008		2,025	2,202

Embraer Overseas Ltd.
6.375% due 01/24/2017		1,200	1,221

ISA Capital do Brasil S.A.
7.875% due 01/30/2012		1,300	1,332
8.800% due 01/30/2017		1,500	1,597

Vale Overseas Ltd.
6.250% due 01/23/2017		2,200	2,253
6.875% due 11/21/2036		3,300	3,424

Total Brazil (Cost $177,733)			203,592

CAYMAN ISLANDS 0.1%
Petrobras International Finance Co.
6.125% due 10/06/2016		650	666

Total Cayman Islands (Cost $629)			666

CHILE 0.5%
Banco Santander Chile
5.375% due 12/09/2014		1,500	1,485

CODELCO, Inc.
5.625% due 09/21/2035		2,700	2,587
6.150% due 10/24/2036		700	718

Total Chile (Cost $4,844)			4,790

CHINA 0.1%
China Development Bank
5.000% due 10/15/2015		500	492

Total China (Cost $495)			492

COLOMBIA 3.3%
Colombia Government International Bond
7.375% due 01/27/2017		7,400	8,073
7.375% due 09/18/2037		2,600	2,837
8.250% due 12/22/2014		15,100	17,221
10.000% due 01/23/2012		920	1,088

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
10.375% due 01/28/2033		$635	$922
10.750% due 01/15/2013		1,220	1,519

Total Colombia (Cost $30,871)			31,660

EGYPT 0.1%
Petroleum Export Ltd.
5.265% due 06/15/2011		860	845

Total Egypt (Cost $860)			845

EL SALVADOR 0.5%
AES El Salvador Trust
6.750% due 02/01/2016		4,250	4,270

El Salvador Government International Bond
8.500% due 07/25/2011		125	139

Total El Salvador (Cost $4,368)			4,409

GUATEMALA 0.6%
Guatemala Government Bond
9.250% due 08/01/2013		4,717	5,484

Total Guatemala (Cost $4,793)			5,484

INDIA 0.3%
ICICI Bank Ltd.
5.750% due 01/12/2012		3,200	3,208

Total India (Cost $3,193)			3,208

KAZAKHSTAN 0.9%
ATF Bank JSC
9.000% due 05/11/2016		650	620

Intergas Finance BV
6.875% due 11/04/2011		500	516

Kazkommerts International BV
8.500% due 04/16/2013		950	1,003

Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		6,450	6,424

Total Kazakhstan (Cost $8,699)			8,563

MALAYSIA 1.4%
Petroliam Nasional Bhd.
7.750% due 08/15/2015		8,422	9,816

TNB Capital L Ltd.
5.250% due 05/05/2015		3,200	3,156

Total Malaysia (Cost $12,343)			12,972

MEXICO 12.5%
America Movil S.A. de C.V.
5.448% due 06/27/2008		6,300	6,308
5.500% due 03/01/2014		5,000	4,959
5.750% due 01/15/2015		5,900	5,936
8.460% due 12/18/2036	MXN	10,900	1,002

Banco Mercantil del Norte S.A.
5.875% due 02/17/2014		$3,280	3,313

C5 Capital SPV Ltd.
6.196% due 12/01/2049		400	401

C8 Capital SPV Ltd.
6.640% due 12/31/2049		600	595

C10 Capital SPV Ltd.
6.722% due 12/01/2049		3,100	3,063

Cablemas S.A. de C.V.
9.375% due 11/15/2015		5,000	5,625

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Desarrolladora Homex S.A. de C.V.
7.500% due 09/28/2015		$10,300	$10,681

Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
9.375% due 05/01/2012		1,000	1,080

Hipotecaria Su Casita S.A.
8.500% due 10/04/2016		500	535

Mexico Government International Bond
5.625% due 01/15/2017		686	693
6.750% due 09/27/2034		3,906	4,269
7.500% due 04/08/2033		5,310	6,332
11.500% due 05/15/2026		3,000	4,923

		SHARES
Mexico Government International Bond Rights
0.000% due 06/30/2007		90,175,000	1,308

		PRINCIPAL AMOUNT (000S)
Pemex Project Funding Master Trust
5.750% due 12/15/2015		$6,500	6,521
6.125% due 08/15/2008		125	126
6.625% due 06/15/2035		400	412
7.375% due 12/15/2014		9,661	10,695
7.875% due 02/01/2009		550	575
8.000% due 11/15/2011		8,855	9,807
8.625% due 02/01/2022		9,128	11,387
9.125% due 10/13/2010		410	460
9.250% due 03/30/2018		5,955	7,560
9.500% due 09/15/2027		6,065	8,236

Telefonos de Mexico S.A. de C.V.
8.750% due 01/31/2016	MXN	10,000	991

Vitro S.A. de C.V.
8.625% due 02/01/2012		$700	721
9.125% due 02/01/2017		200	206

Total Mexico (Cost $111,785)			118,720

MOROCCO 0.0%
Kingdom of Morocco
6.375% due 01/01/2009		198	199

Total Morocco (Cost $194)			199

NETHERLANDS 0.0%
HSBK Europe BV
7.750% due 05/13/2013		350	369

Total Netherlands (Cost $349)			369

PAKISTAN 0.5%
Pakistan Government International Bond
7.125% due 03/31/2016		4,750	4,872

Total Pakistan (Cost $4,689)			4,872

PANAMA 3.0%
Panama Government International Bond
6.700% due 01/26/2036		23,342	24,346
7.125% due 01/29/2026		1,900	2,061
8.875% due 09/30/2027		500	640
9.625% due 02/08/2011		1,179	1,349

Total Panama (Cost $23,486)			28,396

PERU 1.2%
Peru Government International Bond
6.550% due 03/14/2037		734	764
8.375% due 05/03/2016		6,421	7,657

44	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2007

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Southern Copper Corp.
7.500% due 07/27/2035		$2,800	$3,032

Total Peru (Cost $10,955)			11,453

RUSSIA 7.3%
Gaz Capital for Gazprom
6.212% due 11/22/2016		3,200	3,210
8.625% due 04/28/2034		1,100	1,416

Gazprom International S.A.
7.201% due 02/01/2020		10,157	10,711

Mobile Telesystems Finance S.A.
8.000% due 01/28/2012		1,000	1,060

Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013		1,050	1,247

RSHB Capital AG S.A. for OJSC Russian Agricultural Bank
7.175% due 05/16/2013		2,050	2,170

Russia Government International Bond
5.000% due 03/31/2030		26,700	30,367
11.000% due 07/24/2018		800	1,156
12.750% due 06/24/2028		1,600	2,908

Salomon Brothers AG for OAO Siberian Oil Co.
10.750% due 01/15/2009		1,000	1,089

TNK-BP Finance S.A.
6.125% due 03/20/2012		1,000	995
6.625% due 03/20/2017		4,000	3,980
7.500% due 07/18/2016		3,600	3,808

VTB Capital S.A. for Vneshtorgbank
5.960% due 08/01/2008		5,000	5,009
6.100% due 09/21/2007		50	50

Total Russia (Cost $68,267)			69,176

SOUTH AFRICA 1.4%
South Africa Government International Bond
5.250% due 05/16/2013	EUR	10,052	13,824

Total South Africa (Cost $11,933)			13,824

TUNISIA 1.1%
Banque Centrale de Tunisie
4.750% due 04/07/2011		450	606
7.375% due 04/25/2012		$2,114	2,304
7.500% due 08/06/2009	EUR	1,869	2,663
8.250% due 09/19/2027		$4,000	4,905

Total Tunisia (Cost $7,982)			10,478

UKRAINE 1.9%
Ukraine Government International Bond
7.650% due 06/11/2013		4,488	4,874
8.775% due 08/05/2009		11,895	12,699

Total Ukraine (Cost $16,738)			17,573

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
UNITED STATES 0.9%

CORPORATE BONDS & NOTES 0.3%
Freeport-McMoRan Copper & Gold, Inc.
8.250% due 04/01/2015	$100	$108
8.375% due 04/01/2017	104	113

Pemex Project Funding Master Trust
6.655% due 06/15/2010	3,000	3,080

		3,301

U.S. GOVERNMENT AGENCIES 0.6%
Fannie Mae
5.500% due 02/01/2036 - 12/01/2036	5,281	5,228

Total United States (Cost $8,413)		8,528

URUGUAY 1.6%
Uruguay Government International Bond
7.500% due 03/15/2015	4,000	4,340
7.625% due 03/21/2036	1,900	2,104
8.000% due 11/18/2022	7,374	8,407

Total Uruguay (Cost $14,155)		14,851

VENEZUELA 5.7%
Venezuela Government International Bond
5.375% due 08/07/2010	7,250	7,105
6.000% due 12/09/2020	8,250	7,652
6.360% due 04/20/2011	3,600	3,570
7.650% due 04/21/2025	11,550	12,278
8.500% due 10/08/2014	5,200	5,803
9.375% due 01/13/2034	10,700	13,824
10.750% due 09/19/2013	2,910	3,560

	SHARES
Venezuela Government International Bond Rights
0.000% due 04/15/2020	5,000	160

Total Venezuela (Cost $52,320)		53,952

	PRINCIPAL AMOUNT (000S)
VIETNAM 0.1%
Socialist Republic of Vietnam
6.875% due 01/15/2016	$600	645

Total Vietnam (Cost $590)		645

SHORT-TERM INSTRUMENTS 32.9%

COMMERCIAL PAPER 30.6%
Abbey National N.A. LLC
5.200% due 06/11/2007	23,400	23,400
5.220% due 06/11/2007	800	791

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Bank of America Corp.
5.200% due 07/24/2007	$27,700	$27,238

Bank of Ireland
5.240% due 06/14/2007	26,600	26,488

Fortis Funding LLC
5.250% due 07/09/2007	25,900	25,870

General Electric Capital Corp.
5.220% due 10/26/2007	46,300	45,828

HBOS Treasury Services PLC
5.240% due 06/29/2007	31,400	31,299

IXIS Commercial Paper Corp.
5.240% due 06/13/2007	3,500	3,484

Rabobank USA Financial Corp.
5.000% due 06/06/2007	24,800	24,800

Societe Generale NY
5.225% due 08/22/2007	29,200	29,039

Swedbank AB
5.235% due 06/05/2007	26,600	26,461

UBS Finance Delaware LLC
5.235% due 08/01/2007	25,100	25,020

		289,718

REPURCHASE AGREEMENTS 1.5%
Lehman Brothers, Inc.
5.150% due 04/02/2007	14,000	14,000

(Dated 03/30/2007. Collateralized by U.S. Treasury Notes 4.625% due 11/15/2016 valued at $14,266. Repurchase proceeds are $14,006.)

TRI-PARTY REPURCHASE AGREEMENTS 0.4%
State Street Bank and Trust Co.
4.900% due 04/02/2007	4,212	4,212

(Dated 03/30/2007. Collateralized by Federal Home Loan Bank 5.250% due 04/15/2016 valued at $4,300. Repurchase proceeds are $4,214.)

U.S. TREASURY BILLS 0.4%
4.945% due 05/31/2007 - 06/14/2007 (a)(c)	4,105	4,062

Total Short-Term Instruments (Cost $312,029)		311,992

Total Investments (b) 100.2% (Cost $900,000)		$949,115

Other Assets and Liabilities (Net) (0.2%)		(1,848)

Net Assets 100.0%		$947,267

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	As of March 31, 2007, portfolio securities with an aggregate value of $160 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

See Accompanying Notes	Annual Report	March 31, 2007	45

Schedule of Investments  Emerging Markets Portfolio  (Cont.)

(c)	Securities with an aggregate market value of $4,061 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	1,063	$655
90-Day Eurodollar December Futures	Long	12/2008	32	35
90-Day Eurodollar June Futures	Long	06/2007	420	(84)
90-Day Eurodollar September Futures	Long	09/2007	2,071	(959)
U.S. Treasury 10-Year Note June Futures	Long	06/2007	1,056	445

				$92

(d)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Vnesheconom 0.000% due 07/12/2009	Sell	0.650%		11/20/2008	$1,700	$10
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.700%		03/20/2011	11,000	200
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.460%		04/20/2011	20,000	753
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.360%		08/20/2011	9,000	246
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%		08/20/2011	4,000	111
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.700%		09/20/2011	500	16
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.170%	)	08/20/2016	5,000	(314)
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.150%	)	08/20/2016	5,000	(307)
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.320%		12/20/2016	6,500	239
Citibank N.A.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.790%		07/20/2011	300	3
Citibank N.A.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.540%		12/20/2011	1,350	26
Citibank N.A.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.800%		11/15/2013	9,500	1,270
Citibank N.A.	Multiple Reference Entities of Gazprom	Sell	1.350%		08/20/2016	7,000	144
Credit Suisse First Boston	Multiple Reference Entities of Gazprom	Sell	0.330%		06/20/2007	7,800	4
Credit Suisse First Boston	Brazilian Government International Bond 10.125% due 05/15/2027	Sell	8.250%		03/11/2009	30,000	4,489
Credit Suisse First Boston	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.800%		01/16/2013	6,000	736
Credit Suisse First Boston	Multiple Reference Entities of Gazprom	Sell	1.580%		06/20/2016	5,000	200
Deutsche Bank AG	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.130%		11/20/2011	10,000	200
Deutsche Bank AG	Multiple Reference Entities of Gazprom	Sell	0.860%		11/20/2011	10,000	82
Deutsche Bank AG	Multiple Reference Entities of Gazprom	Sell	0.900%		11/20/2011	25,000	249
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.540%		12/20/2011	800	15
Deutsche Bank AG	Uraguay Government International Bond 7.875% due 01/15/2033	Sell	1.050%		01/20/2012	4,000	0
Goldman Sachs & Co.	Brazilian Government International Bond 14.500% due 10/15/2009	Sell	27.750%		11/04/2007	3,650	1,010
Goldman Sachs & Co.	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.450%		04/08/2013	5,300	603
JPMorgan Chase & Co.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%		05/20/2007	50	0
JPMorgan Chase & Co.	Multiple Reference Entities of Gazprom	Sell	1.000%		04/20/2011	31,000	511
JPMorgan Chase & Co.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.050%		09/20/2011	5,250	215
JPMorgan Chase & Co.	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.840%		01/04/2013	18,000	2,255
JPMorgan Chase & Co.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.320%		01/21/2014	10,700	1,096
JPMorgan Chase & Co.	Multiple Reference Entities of Gazprom	Sell	1.500%		04/20/2016	10,000	368
JPMorgan Chase & Co.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.130%		04/20/2016	11,150	292
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.190%	)	08/20/2016	5,000	(321)
JPMorgan Chase & Co.	Cemex SAB de C.V. 9.625% due 10/01/2009	Sell	1.050%		12/20/2016	2,100	3
Lehman Brothers, Inc.	Philippine Government International Bond 8.250% due 01/15/2014	Buy	(2.850%	)	03/20/2008	5,000	(130)
Lehman Brothers, Inc.	Philippine Government International Bond 8.250% due 01/15/2014	Buy	(2.470%	)	09/20/2008	5,000	(155)
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.140%		07/20/2011	2,700	51
Lehman Brothers, Inc.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.800%		07/20/2011	672	7
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.520%		12/20/2011	8,000	146
Lehman Brothers, Inc.	Peru Government International Bond 8.750% due 11/21/2033	Sell	1.840%		08/20/2012	4,700	222
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	2.020%		07/20/2013	2,230	121
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.330%		03/20/2016	6,025	113
Lehman Brothers, Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.690%		03/20/2016	20,000	1
Lehman Brothers, Inc.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.220%		04/20/2016	2,800	92
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.510%		08/20/2016	4,500	72
Merrill Lynch & Co., Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.500%		01/20/2012	1,000	6
Merrill Lynch & Co., Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.740%		11/18/2013	10,000	1,298
Merrill Lynch & Co., Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.310%		01/21/2014	1,350	138
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.050%		04/20/2011	1,000	19
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.140%		07/20/2011	600	11
Morgan Stanley	Peru Government International Bond 8.750% due 11/21/2033	Sell	1.220%		10/20/2011	2,000	51
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.390%		05/20/2016	20,500	561

46	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.350%	08/20/2016	$5,000	$103
Royal Bank of Scotland PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.555%	09/20/2011	1,000	21
Royal Bank of Scotland PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.270%	12/20/2011	10,000	78
Royal Bank of Scotland PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.525%	12/20/2011	8,900	165
Royal Bank of Scotland PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.620%	12/20/2011	1,000	22
Royal Bank of Scotland PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.360%	09/20/2016	4,700	193
Royal Bank of Scotland PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.385%	09/20/2016	600	26
Royal Bank of Scotland PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.480%	09/20/2016	4,500	223
UBS AG	Colombia Government International Bond 10.375% due 01/28/2033	Sell	1.070%	01/20/2012	6,500	54
UBS AG	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.480%	03/20/2012	2,000	3
UBS AG	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.695%	01/20/2017	600	2

						$17,918

(1) If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	15.160%	01/02/2009	BRL	2,800	$70
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	13.290%	01/04/2010		21,900	148
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	13.840%	01/04/2010		21,300	428
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		9,900	93
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.780%	08/03/2016	MXN	5,700	30
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.770%	08/03/2016		5,700	29
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		475,100	1,767
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.900%	09/22/2016		52,250	313
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		14,000	35
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		105,000	260
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.865%	09/12/2016		50,000	290
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.410%	04/17/2009		37,100	51
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.850%	09/21/2016		80,000	455
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		40,000	148
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	9.920%	08/12/2015		38,000	438

							$4,555

(e)	Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	13,999	04/2007	$0	$(33)	$(33)
Buy		8,095	05/2007	263	0	263
Sell		8,095	05/2007	1	0	1
Buy		14,918	06/2007	508	0	508
Buy		8,095	03/2008	0	(8)	(8)
Buy	CLP	529,000	05/2007	0	(25)	(25)
Buy		344,543	06/2007	0	(10)	(10)
Buy		344,624	11/2007	9	0	9
Buy	CNY	23,884	09/2007	74	0	74
Buy		776	12/2007	1	0	1
Buy		7,770	01/2008	0	(1)	(1)
Buy	COP	180,720	04/2007	2	0	2
Sell		180,720	04/2007	1	0	1
Buy		180,720	03/2008	0	(1)	(1)
Buy	CZK	4,091	04/2007	5	0	5
Sell		4,091	04/2007	0	0	0
Buy		4,091	03/2008	0	0	0
Sell	EUR	10,968	04/2007	0	(7)	(7)
Sell	HKD	2,000	04/2007	0	0	0
Buy		156	05/2007	0	0	0
Buy	IDR	7,523,107	07/2007	0	(8)	(8)
Buy	ILS	465	12/2007	2	0	2
Buy	INR	5,271	05/2007	3	0	3
Buy	JPY	609,295	05/2007	139	0	139
Sell		610,306	05/2007	10	(21)	(11)
Buy	KRW	1,246,863	05/2007	0	(5)	(5)
Sell		3,173,300	06/2007	0	(11)	(11)
Buy		3,964,497	09/2007	13	0	13
Buy	MXN	10,031	04/2007	2	(4)	(2)

See Accompanying Notes	Annual Report	March 31, 2007	47

Schedule of Investments Emerging Markets Portfolio (Cont.)	March 31, 2007

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	MXN	10,031	04/2007	$2	$0	$2
Buy		10,031	03/2008	0	(2)	(2)
Buy	MYR	2,928	07/2007	5	0	5
Buy	PLN	19,525	04/2007	222	0	222
Sell		19,525	04/2007	0	(31)	(31)
Buy		1,552	05/2007	17	0	17
Sell		14,548	06/2007	64	0	64
Buy		19,525	03/2008	33	0	33
Buy	RUB	111,885	09/2007	83	0	83
Buy		40,784	11/2007	34	0	34
Buy		120,398	12/2007	37	0	37
Buy	SGD	4,339	04/2007	27	0	27
Sell		628	04/2007	0	0	0
Buy		610	05/2007	5	0	5
Buy		1,150	07/2007	6	0	6
Buy		628	10/2007	0	0	0
Buy	SKK	5,396	04/2007	17	0	17
Sell		5,396	04/2007	0	(2)	(2)
Buy		5,396	03/2008	1	0	1
Buy	TRY	427	05/2007	11	0	11
Sell		427	05/2007	0	(1)	(1)
Buy	ZAR	8,758	06/2007	0	(20)	(20)
Sell		6,945	06/2007	11	0	11

				$1,608	$(190)	$1,418

48	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

Schedule of Investments High Yield Portfolio	March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 5.5%
Charter Communications Operating LLC
7.985% due 04/25/2013	$3,500	$3,499

Ford Motor Co.
8.360% due 11/29/2013	1,995	2,004

General Motors Acceptance Corp.
7.725% due 11/17/2013	1,500	1,513

Goodyear Tire & Rubber Co.
8.140% due 04/30/2010	1,000	1,010

Harrah’s Entertainment, Inc.
7.500% due 03/09/2008	2,000	1,993

Hawaiian Telcom Communications, Inc.
7.620% due 10/31/2012	2,000	2,012

HCA, Inc.
7.614% due 11/14/2013	2,000	2,019

Headwaters, Inc.
7.320% due 04/30/2011	426	428

Metro-Goldwyn-Mayer, Inc.
8.614% due 04/08/2012	2,982	2,988

Roundy’s Supermarket, Inc.
8.070% due 10/27/2011	2	3
8.090% due 11/01/2011	980	989

Spansion LLC
8.360% due 10/30/2012	1,000	1,008

Wind Acquisition Finance S.A.
12.610% due 12/21/2011	301	311

Total Bank Loan Obligations (Cost $19,706)		19,777

CORPORATE BONDS & NOTES 79.8%

BANKING & FINANCE 11.8%
AES Ironwood LLC
8.857% due 11/30/2025	791	894

AES Red Oak LLC
8.540% due 11/30/2019	727	794
9.200% due 11/30/2029	1,000	1,145

BCP Crystal U.S. Holdings Corp.
9.625% due 06/15/2014	876	999

Consolidated Communications Holdings, Inc.
9.750% due 04/01/2012	296	315

Ferrellgas Escrow LLC
6.750% due 05/01/2014	500	493

Ford Motor Credit Co.
7.375% due 02/01/2011	5,666	5,577
8.000% due 12/15/2016	6,850	6,602

Forest City Enterprises, Inc.
7.625% due 06/01/2015	225	230

General Motors Acceptance Corp.
6.750% due 12/01/2014	4,850	4,775
8.000% due 11/01/2031	3,350	3,602

Idearc, Inc.
8.000% due 11/15/2016	3,000	3,101

K&F Acquisition, Inc.
7.750% due 11/15/2014	360	384

KRATON Polymers LLC
8.125% due 01/15/2014	1,000	1,006

NSG Holdings LLC
7.750% due 12/15/2025	650	683

Rotech Healthcare, Inc.
9.500% due 04/01/2012	2,245	2,234

Sally Holdings LLC
9.250% due 11/15/2014	875	903

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Tenneco, Inc.
8.625% due 11/15/2014	$2,560	$2,682
10.250% due 07/15/2013	760	832

Universal City Florida Holding Co. I
8.375% due 05/01/2010	500	518
10.110% due 05/01/2010	50	52

Ventas Realty LP
6.750% due 04/01/2017	2,000	2,080

Wind Acquisition Finance S.A.
10.750% due 12/01/2015	1,950	2,243

Yankee Acquisition Corp.
8.500% due 02/15/2015	350	356

		42,500

INDUSTRIALS 51.4%
Abitibi-Consolidated, Inc.
8.550% due 08/01/2010	250	254

Albertson’s, Inc.
7.450% due 08/01/2029	600	593
7.750% due 06/15/2026	2,000	2,035

Allied Waste North America, Inc.
7.125% due 05/15/2016	375	383
7.250% due 03/15/2015	3,620	3,710

AmeriGas Partners LP
7.125% due 05/20/2016	3,050	3,073

Aramark Corp.
8.500% due 02/01/2015	1,200	1,254

Arco Chemical Co.
10.250% due 11/01/2010	225	251

Bombardier, Inc.
8.000% due 11/15/2014	975	1,014

Bon-Ton Stores, Inc.
10.250% due 03/15/2014	2,950	3,182

Bowater Canada Finance
7.950% due 11/15/2011	1,110	1,085

Boyd Gaming Corp.
7.125% due 02/01/2016	1,000	985

Buhrmann U.S., Inc.
8.250% due 07/01/2014	900	913

CanWest Media, Inc.
8.000% due 09/15/2012	830	863

Cascades, Inc.
7.250% due 02/15/2013	1,260	1,266

CCO Holdings LLC
8.750% due 11/15/2013	2,185	2,272

Celestica, Inc.
7.625% due 07/01/2013	750	705
7.875% due 07/01/2011	850	827

Chart Industries, Inc.
9.875% due 10/15/2015	1,075	1,129

Chemtura Corp.
6.875% due 06/01/2016	300	292

Chesapeake Energy Corp.
6.875% due 01/15/2016	3,275	3,332
7.500% due 06/15/2014	50	53

Choctaw Resort Development Enterprise
7.250% due 11/15/2019	485	490

Compagnie Générale de Géophysique-Veritas
7.500% due 05/15/2015	125	129
7.750% due 05/15/2017	150	157

Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012	1,800	1,687

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Corrections Corp. of America
6.750% due 01/31/2014	$270	$276

Crown Americas LLC & Crown Americas Capital Corp.
7.625% due 11/15/2013	275	284
7.750% due 11/15/2015	1,750	1,829

CSC Holdings, Inc.
6.750% due 04/15/2012 (b)	100	100
7.625% due 04/01/2011	1,675	1,725

DaVita, Inc.
7.250% due 03/15/2015	1,850	1,880

Delhaize America, Inc.
9.000% due 04/15/2031	1,000	1,207

Delta Air Lines, Inc.
7.111% due 09/18/2011	470	484

Dex Media West LLC
8.500% due 08/15/2010	25	26
9.875% due 08/15/2013	425	466

Dole Food Company, Inc.
7.250% due 06/15/2010	35	34

Dresser-Rand Group, Inc.
7.375% due 11/01/2014	574	588

DRS Technologies, Inc.
7.625% due 02/01/2018	875	914

Dynegy Holdings, Inc.
7.125% due 05/15/2018	5,253	5,069
8.375% due 05/01/2016	1,200	1,254

EchoStar DBS Corp.
7.125% due 02/01/2016	3,480	3,610

El Paso Corp.
7.420% due 02/15/2037	4,375	4,627
7.750% due 01/15/2032	450	499
8.050% due 10/15/2030	1,300	1,482

El Paso Natural Gas Co.
8.625% due 01/15/2022	800	975

El Paso Production Holding Co.
7.750% due 06/01/2013	1,800	1,890

Ferrellgas Partners LP
8.750% due 06/15/2012	3,095	3,227

Ford Motor Co.
7.450% due 07/16/2031	2,000	1,558

Freeport-McMoRan Copper & Gold, Inc.
8.250% due 04/01/2015	475	512
8.375% due 04/01/2017	1,575	1,707

Freescale Semiconductor, Inc.
8.875% due 12/15/2014	3,150	3,170

Fresenius Medical Care Capital Trust
7.875% due 06/15/2011	900	950

Gaylord Entertainment Co.
8.000% due 11/15/2013	1,000	1,029

General Motors Corp.
8.250% due 07/15/2023	3,575	3,235

Georgia-Pacific Corp.
7.125% due 01/15/2017	500	504
7.375% due 12/01/2025	1,170	1,135
7.750% due 11/15/2029	800	796
8.000% due 01/15/2024	4,150	4,192

Goodyear Tire & Rubber Co.
8.625% due 12/01/2011	1,500	1,620

Hanover Compressor Co.
8.625% due 12/15/2010	120	127

Hanover Equipment Trust
8.500% due 09/01/2008	438	442

See Accompanying Notes	Annual Report	March 31, 2007	49

Schedule of Investments  High Yield Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
HCA, Inc.
7.190% due 11/15/2015	$850	$754
7.690% due 06/15/2025	900	780
9.250% due 11/15/2016	5,500	5,947

Herbst Gaming, Inc.
7.000% due 11/15/2014	950	922

Hertz Corp.
8.875% due 01/01/2014	900	974

Horizon Lines LLC
9.000% due 11/01/2012	505	533

Ineos Group Holdings PLC
8.500% due 02/15/2016	2,650	2,551

Ingles Markets, Inc.
8.875% due 12/01/2011	1,325	1,385

Intelsat Bermuda Ltd.
9.250% due 06/15/2016	2,485	2,765

Intelsat Corp.
9.000% due 06/15/2016	1,000	1,106

Intelsat Subsidiary Holding Co. Ltd.
8.250% due 01/15/2013	50	52

JET Equipment Trust
7.630% due 08/15/2012 (a)	310	229
10.000% due 06/15/2012 (a)	419	413

L-3 Communications Corp.
7.625% due 06/15/2012	1,000	1,035

Legrand France
8.500% due 02/15/2025	670	791

Lyondell Chemical Co.
8.000% due 09/15/2014	625	658
8.250% due 09/15/2016	1,200	1,290

Mirage Resorts, Inc.
7.250% due 08/01/2017	2,575	2,601

Nalco Co.
7.750% due 11/15/2011	1,650	1,700
8.875% due 11/15/2013	2,150	2,295

Newfield Exploration Co.
6.625% due 09/01/2014	1,350	1,357
6.625% due 04/15/2016	245	246

Norampac, Inc.
6.750% due 06/01/2013	1,200	1,192

Nortel Networks Ltd.
10.125% due 07/15/2013	1,680	1,852
10.750% due 07/15/2016	205	229

Novelis, Inc.
7.250% due 02/15/2015	710	754

OPTI Canada, Inc.
8.250% due 12/15/2014	1,850	1,933

Owens Brockway Glass Container, Inc.
6.750% due 12/01/2014	2,430	2,418
7.750% due 05/15/2011	400	415
8.750% due 11/15/2012	170	180

Peabody Energy Corp.
7.375% due 11/01/2016	950	1,005

Pilgrim’s Pride Corp.
7.625% due 05/01/2015	1,225	1,228

Plains Exploration & Production Co.
7.000% due 03/15/2017	150	152

PQ Corp.
7.500% due 02/15/2013	900	914

Primedia, Inc.
8.875% due 05/15/2011	1,220	1,260

Quiksilver, Inc.
6.875% due 04/15/2015	1,075	1,019

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Range Resources Corp.
7.500% due 05/15/2016	$1,350	$1,397

Reynolds American, Inc.
7.625% due 06/01/2016	650	695
7.750% due 06/01/2018	3,085	3,344

RH Donnelley Corp.
6.875% due 01/15/2013	175	171
8.875% due 01/15/2016	5,225	5,578

Rogers Cable, Inc.
6.750% due 03/15/2015	825	858

Roseton
7.270% due 11/08/2010	1,055	1,079

Royal Caribbean Cruises Ltd.
7.250% due 03/15/2018	1,000	1,023

Sanmina-SCI Corp.
8.125% due 03/01/2016	675	638

SemGroup LP
8.750% due 11/15/2015	1,840	1,877

Sensata Technologies BV
8.000% due 05/01/2014	1,925	1,923

Service Corp. International
7.375% due 10/01/2014	200	209
7.625% due 10/01/2018	275	292

Smurfit Capital Funding PLC
7.500% due 11/20/2025	450	461

Smurfit Kappa Funding PLC
7.750% due 04/01/2015	200	205
9.625% due 10/01/2012	2,326	2,483

Smurfit-Stone Container Enterprises, Inc.
8.000% due 03/15/2017	300	295
8.375% due 07/01/2012	2,050	2,065

Solectron Global Finance Ltd.
8.000% due 03/15/2016	1,250	1,253

Southern Natural Gas Co.
7.350% due 02/15/2031	850	944

Station Casinos, Inc.
7.750% due 08/15/2016	1,625	1,676

Suburban Propane Partners LP
6.875% due 12/15/2013	1,375	1,361

Sungard Data Systems, Inc.
9.125% due 08/15/2013	1,000	1,078

Superior Essex Communications LLC
9.000% due 04/15/2012	700	726

Tenet Healthcare Corp.
7.375% due 02/01/2013	1,515	1,415
9.875% due 07/01/2014	175	178

TransDigm, Inc.
7.750% due 07/15/2014	680	706

Triad Hospitals, Inc.
7.000% due 11/15/2013	1,295	1,358

TRW Automotive, Inc.
7.250% due 03/15/2017	725	714

U.S. Airways Group, Inc.
9.330% due 01/01/2049 (a)	148	1

Verso Paper Holdings LLC
9.125% due 08/01/2014	3,110	3,250

VWR International, Inc.
6.875% due 04/15/2012	2,550	2,588
8.000% due 04/15/2014	1,450	1,519

Williams Cos., Inc.
7.625% due 07/15/2019	2,290	2,502
7.750% due 06/15/2031	5,005	5,380
8.750% due 03/15/2032	600	694

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Williams Partners LP
7.250% due 02/01/2017	$375	$398

Windstream Corp.
8.625% due 08/01/2016	435	478

Wynn Las Vegas LLC
6.625% due 12/01/2014	1,150	1,144

Xerox Capital Trust I
8.000% due 02/01/2027	1,000	1,025

		185,273

UTILITIES 16.6%
AES Corp.
8.750% due 05/15/2013	1,325	1,418

American Cellular Corp.
10.000% due 08/01/2011	198	211

Cincinnati Bell, Inc.
7.250% due 07/15/2013	225	234
8.375% due 01/15/2014	2,795	2,872

Citizens Communications Co.
7.125% due 03/15/2019	1,050	1,045
7.875% due 01/15/2027	500	514
9.000% due 08/15/2031	1,965	2,162

CMS Energy Corp.
6.875% due 12/15/2015	1,800	1,885

Complete Production Services, Inc.
8.000% due 12/15/2016	500	515

Edison Mission Energy
7.750% due 06/15/2016	550	576

Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013	2,070	2,153

Homer City Funding LLC
8.734% due 10/01/2026	293	335

Midwest Generation LLC
8.560% due 01/02/2016	1,728	1,891

Nextel Communications, Inc.
7.375% due 08/01/2015	1,450	1,501

NRG Energy, Inc.
7.250% due 02/01/2014	250	257
7.375% due 02/01/2016	2,755	2,838
7.375% due 01/15/2017	2,050	2,109

PSEG Energy Holdings LLC
8.500% due 06/15/2011	1,450	1,573

Qwest Corp.
7.200% due 11/10/2026	6,100	6,207
7.250% due 09/15/2025	5,000	5,181
7.500% due 06/15/2023	2,474	2,526
7.625% due 06/15/2015	575	617
8.875% due 03/15/2012	800	888
8.875% due 06/01/2031	250	262

Reliant Energy, Inc.
6.750% due 12/15/2014	3,410	3,619
9.250% due 07/15/2010	700	741
9.500% due 07/15/2013	1,000	1,094

Rural Cellular Corp.
9.875% due 02/01/2010	1,300	1,378

Sierra Pacific Resources
6.750% due 08/15/2017	1,550	1,590
7.803% due 06/15/2012	450	478
8.625% due 03/15/2014	450	489

South Point Energy Center LLC
8.400% due 05/30/2012 (e)	869	850

TECO Energy, Inc.
6.750% due 05/01/2015	1,150	1,215

50	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Tenaska Alabama Partners LP
7.000% due 06/30/2021	$1,557	$1,575

Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014	4,550	4,891

Wilmington Trust Co. - Tucson Electric
10.732% due 01/01/2013 (g)	1,851	1,936

		59,626

Total Corporate Bonds & Notes (Cost $282,854)		287,399

CONVERTIBLE BONDS & NOTES 0.9%
Chesapeake Energy Corp.
2.750% due 11/15/2035	600	628

CMS Energy Corp.
2.875% due 12/01/2024	650	880

Deutsche Bank AG
0.000% due 07/14/2008	325	303
0.000% due 07/25/2008	650	642
0.000% due 09/29/2008	100	93
1.800% due 05/29/2009	200	191
2.000% due 10/07/2009	250	231

Lehman Brothers Holdings, Inc.
1.383% due 06/15/2009 (d)	200	242

Total Convertible Bonds & Notes (Cost $3,092)		3,210

MORTGAGE-BACKED SECURITIES 0.0%
RMF Commercial Mortgage Pass-Through Certificates
9.150% due 11/28/2027	182	180

Total Mortgage-Backed Securities (Cost $121)		180

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN CURRENCY-DENOMINATED ISSUES 4.8%
Amadeus Global Travel Distribution S.A.
6.474% due 04/08/2013	EUR	1,500	$2,029

Bombardier, Inc.
7.250% due 11/15/2016		1,775	2,484

Chesapeake Energy Corp.
6.250% due 01/15/2017		$2,000	2,759

Lighthouse International Co. S.A.
8.000% due 04/30/2014		1,865	2,712

Nordic Telephone Co. Holdings ApS
6.079% due 11/30/2013		500	675
6.579% due 11/30/2014		500	677
8.250% due 05/01/2016		1,900	2,773

OI European Group BV
6.875% due 03/31/2017		300	399

SigmaKalon
5.722% due 06/30/2012		954	1,277

Telenet Communications NV
9.000% due 12/15/2013		93	137

UPC Holding BV
7.750% due 01/15/2014		605	826
8.625% due 01/15/2014		400	562

Total Foreign Currency-Denominated Issues (Cost $15,915)			17,310

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.1%
Chesapeake Energy Corp.
4.500% due 12/31/2049		1,400	138

Freeport-McMoRan Copper & Gold, Inc.
6.750% due 05/01/2010		3,700	395

Total Convertible Preferred Stocks (Cost $510)			533

	SHARES	VALUE (000S)
PREFERRED STOCKS 0.1%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008	200	$203

Total Preferred Stocks (Cost $216)		203

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 6.2%

COMMERCIAL PAPER 6.2%
Federal Home Loan Bank
5.000% due 04/02/2007	$400	400

Rabobank USA Financial Corp.
5.000% due 06/06/2007	9,900	9,900

UBS Finance Delaware LLC
5.205% due 08/01/2007	12,000	11,807

		22,107

REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
4.900% due 04/02/2007	32	32

(Dated 03/30/2007. Collateralized by Federal Home Loan Bank 3.875% due 06/08/2007 valued at $35. Repurchase proceeds are $32.)

U.S. TREASURY BILLS 0.0%
4.945% due 06/14/2007	25	25

Total Short-Term Instruments (Cost $22,169)		22,164

Total Investments (c) 97.4% (Cost $344,583)		$350,776

Other Assets and Liabilities (Net) 2.6%		9,431

Net Assets 100.0%		$360,207

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-issued security.
(c)	As of March 31, 2007, portfolio securities with an aggregate value of $4,557 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(d)	The average amount of borrowing outstanding during the period ended March 31, 2007 was $350 at a weighted average interest rate of 5.450%. On March 31, 2007, securities valued at $242 were pledged as collateral for reverse repurchase agreements.
(e)	Security is subject to a forbearance agreement entered into by the Portfolio which forbears the Portfolio from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.
(f)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	AES Corp. 8.750% due 05/15/2013	Sell	1.500%		12/20/2007	$1,000	$6
Bank of America	Williams Cos., Inc. 7.125% due 09/01/2011	Sell	1.250%		12/20/2007	1,000	6
Bear Stearns & Co., Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	0.820%		12/20/2007	1,500	2
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.030%		03/20/2012	1,000	(33)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.050%		03/20/2012	3,000	(96)
Citibank N.A.	Freescale Semiconductor, Inc. 8.875% due 12/15/2014	Sell	3.500%		06/20/2012	300	4
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.700%		06/20/2007	2,000	1
Credit Suisse First Boston	Reliant Energy, Inc. 9.250% due 07/15/2010	Sell	3.000%		12/20/2007	1,000	17
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.750%		03/20/2008	1,500	(8)
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.450%		12/20/2008	2,000	(19)
Credit Suisse First Boston	Goodyear Tire & Rubber Co. 7.857% due 08/15/2011	Buy	(2.340%	)	12/20/2009	500	(20)
Goldman Sachs & Co.	HCA, Inc. 6.950% due 05/01/2012	Sell	0.750%		12/20/2007	1,000	1
Goldman Sachs & Co.	Starwood Hotels & Resorts Worldwide, Inc. 7.875% 05/01/2012	Sell	1.100%		12/20/2007	1,000	7
Goldman Sachs & Co.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.770%		12/20/2010	1,600	58

See Accompanying Notes	Annual Report	March 31, 2007	51

Schedule of Investments High Yield Portfolio (Cont.)	March 31, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	Dow Jones CDX N.A. HY7 Index	Sell	0.785%	12/20/2011	$900	$8
JPMorgan Chase & Co.	Electronic Data Systems Corp. 6.500% due 08/01/2013	Sell	1.300%	12/20/2007	1,000	9
JPMorgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.110%	03/20/2012	1,000	11
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	0.850%	06/20/2007	2,000	0
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY7 Index	Sell	0.720%	12/20/2011	1,000	6
Merrill Lynch & Co., Inc.	AES Corp. 8.750% due 06/15/2008	Sell	0.950%	06/20/2007	800	1

						$(39)

(1) If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(g)	Restricted securities as of March 31, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Wilmington Trust Co. - Tucson Electric	10.732%	01/01/2013	12/08/2000	$1,946	$1,936	0.54%

(h)	Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation)
Sell	EUR	13,150	04/2007	$0	$(9)	$(9)

52	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

Schedule of Investments International Portfolio	March 31, 2007

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
AUSTRALIA 0.1%
Commonwealth Bank of Australia
5.360% due 06/08/2009		$1,100	$1,101

Medallion Trust
5.590% due 07/12/2031		1,412	1,413

Total Australia (Cost $2,512)			2,514

CAYMAN ISLANDS 0.0%
SHL Corp. Ltd.
1.417% due 12/25/2024	JPY	24,375	209

Total Cayman Islands (Cost $220)			209

CROATIA 0.0%
Croatia Government International Bond
6.212% due 07/31/2010		$955	959

Total Croatia (Cost $948)			959

FRANCE 2.2%
Axa S.A.
3.750% due 01/01/2017	EUR	1,357	2,622

France Government Bond
5.500% due 04/25/2007		39,303	52,548

Total France (Cost $52,511)			55,170

GERMANY 0.1%
Republic of Germany
4.250% due 01/04/2014	EUR	1,000	1,352
4.250% due 07/04/2014		500	677

Total Germany (Cost $2,002)			2,029

IRELAND 0.1%
Bank of Ireland
5.400% due 12/18/2009		$1,100	1,101

Total Ireland (Cost $1,101)			1,101

JERSEY, CHANNEL ISLANDS 0.8%
Haus Ltd.
4.139% due 12/10/2037	EUR	8,704	11,620

Lloyds TSB Capital
7.375% due 12/29/2049		5,250	7,840

Total Jersey, Channel Islands (Cost $12,984)			19,460

MEXICO 0.0%
Mexico Government International Bond
6.750% due 09/27/2034		$883	965

Total Mexico (Cost $948)			965

NETHERLANDS 0.0%
Siemens Financieringsmaatschappij NV
5.410% due 08/14/2009		400	400

Total Netherlands (Cost $400)			400

NEW ZEALAND 0.1%
New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	3,523	3,420

Total New Zealand (Cost $1,772)			3,420

SPAIN 0.2%
Hipotebansa Mortgage Securitization Fund
3.921% due 07/18/2022	EUR	2,840	3,793

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Santander U.S. Debt S.A. Unipersonal
5.410% due 09/19/2008		$1,100	$1,102

Total Spain (Cost $3,680)			4,895

SUPRANATIONAL 0.2%
European Investment Bank
5.500% due 12/07/2009	GBP	2,300	4,515

Total Supranational (Cost $3,291)			4,515

TUNISIA 0.1%
Banque Centrale de Tunisie
7.375% due 04/25/2012		$500	545
7.500% due 08/06/2009	EUR	1,800	2,564

Total Tunisia (Cost $2,331)			3,109

UNITED KINGDOM 0.4%
Bauhaus Securities Ltd.
4.092% due 10/30/2052		6,202	8,306

Royal Bank of Scotland Group PLC
5.410% due 07/21/2008		$1,100	1,101

Total United Kingdom (Cost $6,383)			9,407

UNITED STATES 3.3%

ASSET-BACKED SECURITIES 0.0%
Advanta Mortgage Loan Trust
5.695% due 11/25/2029		24	24

CORPORATE BONDS & NOTES 2.3%
American Express Credit Corp.
5.380% due 03/02/2009		1,100	1,102
5.380% due 04/06/2009		1,100	1,101

American Honda Finance Corp.
5.350% due 08/05/2008		1,100	1,101

American International Group, Inc.
5.350% due 06/23/2008		1,100	1,100

Anadarko Petroleum Corp.
5.755% due 09/15/2009		700	702

ASIF Global Financing XXVIII
5.400% due 05/03/2007		1,100	1,100

AT&T, Inc.
5.460% due 02/05/2010		2,200	2,203

Bank of America N.A.
5.350% due 12/18/2008		1,750	1,749

Caterpillar Financial Services Corp.
5.420% due 05/18/2009		1,100	1,101

Charter One Bank N.A.
5.410% due 04/24/2009		3,500	3,502

Cisco Systems, Inc.
5.440% due 02/20/2009		2,200	2,204

CIT Group, Inc.
5.430% due 02/21/2008		2,200	2,203

Citigroup, Inc.
5.380% due 12/28/2009		1,100	1,100
5.388% due 12/26/2008		1,100	1,101

Comcast Corp.
5.660% due 07/14/2009		2,200	2,204

ConocoPhillips Australia Funding Co.
5.460% due 04/09/2009		2,100	2,102

Dominion Resources, Inc.
5.540% due 11/14/2008		900	901

Florida Power Corp.
5.760% due 11/14/2008		2,200	2,201

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
General Electric Capital Corp.
5.390% due 03/16/2009	$2,100	$2,101
5.460% due 10/21/2010	1,400	1,403

General Mills, Inc.
5.490% due 01/22/2010	2,200	2,203

Goldman Sachs Group, Inc.
5.390% due 12/23/2008	900	900
5.440% due 12/22/2008	200	200

Hewlett-Packard Co.
5.485% due 05/22/2009	300	300

HSBC Finance Corp.
5.440% due 06/19/2009	2,200	2,205

International Lease Finance Corp.
5.700% due 04/20/2009	285	286

JPMorgan Chase & Co.
5.370% due 06/26/2009	1,100	1,100

Kroger Co.
5.500% due 02/01/2013	100	100

Lehman Brothers Holdings, Inc.
5.400% due 12/23/2008	2,300	2,300

Merrill Lynch & Co., Inc.
5.400% due 10/23/2008	900	900
5.450% due 08/14/2009	200	200

Metropolitan Life Global Funding I
5.430% due 10/05/2007	1,100	1,101

Morgan Stanley
5.390% due 04/25/2008	900	900

Oracle Corp.
5.590% due 01/13/2009	1,100	1,102

Safeway, Inc.
5.698% due 03/27/2009	1,080	1,082

SLM Corp.
5.570% due 07/25/2008	1,100	1,103

Time Warner, Inc.
5.590% due 11/13/2009	1,100	1,103

U.S. Bancorp
5.350% due 04/28/2009	1,250	1,251

U.S. Bank NA
5.280% due 03/31/2008	1,100	1,100

Wachovia Bank N.A.
5.360% due 02/23/2009	400	400
5.390% due 03/23/2009	2,250	2,251

Wells Fargo & Co.
5.370% due 03/10/2008	1,100	1,101

World Savings Bank FSB
5.473% due 03/02/2009	1,100	1,104

		56,573

MORTGAGE-BACKED SECURITIES 0.0%
CS First Boston Mortgage Securities Corp.
6.500% due 04/25/2033	148	149

MLCC Mortgage Investors, Inc.
5.700% due 03/15/2025	24	24

		173

U.S. GOVERNMENT AGENCIES 0.6%
Fannie Mae
5.500% due 04/01/2037	2,500	2,474
6.000% due 12/01/2033	12	12
6.500% due 05/01/2028 - 07/01/2029	454	469
7.000% due 09/25/2023	139	144
8.800% due 01/25/2019	197	211

See Accompanying Notes	Annual Report	March 31, 2007	53

Schedule of Investments  International Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Freddie Mac
6.500% due 07/15/2028	$3,080	$3,158

Ginnie Mae
5.375% due 03/20/2022 - 06/20/2030	3,702	3,752
5.750% due 08/20/2022 - 09/20/2026	767	775
6.125% due 11/20/2022 - 11/20/2024	1,292	1,310
7.500% due 09/15/2025 - 11/15/2030	3,206	3,357
8.500% due 07/15/2008 - 07/15/2030	37	40

		15,702

U.S. TREASURY OBLIGATIONS 0.4%
U.S. Treasury Bonds
6.000% due 02/15/2026	1,400	1,583

U.S. Treasury Notes
3.875% due 09/15/2010	8,760	8,582

		10,165

Total United States (Cost $82,061)		82,637

SHORT-TERM INSTRUMENTS 85.6%

CERTIFICATES OF DEPOSIT 0.1%
Unicredito Italiano NY
5.338% due 12/13/2007	1,300	1,300

COMMERCIAL PAPER 72.4%
Abbey National N.A. LLC
5.200% due 06/11/2007	38,800	38,800
5.220% due 06/11/2007	1,600	1,588

ANZ National International Ltd.
5.240% due 09/05/2007	7,800	7,776

ASB Finance Ltd.
5.235% due 06/20/2007	32,700	32,462
5.240% due 06/20/2007	45,000	44,948

Bank of America Corp.
5.200% due 07/24/2007	3,700	3,662
5.230% due 07/24/2007	45,700	45,189
5.240% due 07/24/2007	1,100	1,096
5.245% due 07/24/2007	26,300	26,243

Bank of Ireland
5.235% due 06/14/2007	1,700	1,699

Barclays U.S. Funding Corp.
5.245% due 06/29/2007	84,000	83,743

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BNP Paribas Finance, Inc.
5.212% due 07/06/2007	$110,500	$109,407

Calyon N.A. LLC
5.230% due 07/09/2007	69,200	68,466

Danske Corp.
5.210% due 06/11/2007	52,100	51,547
5.250% due 06/11/2007	24,200	24,168

Dexia Delaware LLC
5.235% due 06/13/2007	85,600	85,209

DnB NORBank ASA
5.175% due 07/11/2007	2,200	2,167
5.225% due 07/11/2007	67,500	66,581

Federal Home Loan Bank
5.000% due 04/02/2007	53,400	53,400

Fortis Funding LLC
5.230% due 07/09/2007	38,900	38,398

General Electric Capital Corp.
5.200% due 10/26/2007	28,600	28,097
5.220% due 10/26/2007	57,700	57,113

HBOS Treasury Services PLC
5.225% due 06/29/2007	69,400	68,524
5.235% due 06/29/2007	4,800	4,793
5.240% due 06/29/2007	1,400	1,397

ING U.S. Funding LLC
5.210% due 06/22/2007	2,900	2,893
5.220% due 06/22/2007	74,000	73,175

Intesa Funding LLC
5.220% due 06/15/2007	69,900	69,119
5.290% due 06/15/2007	6,000	6,000

IXIS Commercial Paper Corp.
5.240% due 06/13/2007	77,900	77,866

Nordea N.A., Inc.
5.170% due 07/11/2007	4,800	4,728
5.220% due 07/11/2007	14,700	14,506
5.235% due 07/11/2007	37,422	37,406

Rabobank USA Financial Corp.
5.390% due 06/06/2007	68,500	68,500

Societe Generale NY
5.200% due 08/22/2007	6,200	6,200
5.215% due 08/22/2007	68,300	67,983
5.230% due 08/22/2007	13,200	13,127
5.235% due 08/22/2007	2,400	2,399
5.240% due 08/22/2007	4,725	4,718

Svenska Handelsbanken, Inc.
5.220% due 06/25/2007	30,000	29,634
5.220% due 08/20/2007	69,100	68,189

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Swedbank AB
5.235% due 06/05/2007		$79,350	$79,267
5.240% due 06/05/2007		7,275	7,264

UBS Finance Delaware LLC
5.215% due 08/01/2007		66,200	65,855
5.225% due 08/01/2007		900	892
5.235% due 08/01/2007		11,000	10,973

Unicredito Italiano SpA
5.225% due 07/16/2007		78,600	78,030

Westpac Banking Corp.
5.235% due 07/09/2007		20,500	20,491

Westpac Trust Securities NZ Ltd.
5.240% due 06/06/2007		53,269	53,098

			1,808,786

TRI-PARTY REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
4.900% due 04/02/2007		989	989

(Dated 03/30/2007. Collateralized by Fannie Mae 6.070% due 05/12/2016 valued at $1,011. Repurchase proceeds are $989.)

FRANCE TREASURY BILLS 9.3%
3.683% due 04/26/2007 - 06/21/2007 (a)	EUR	173,700	230,710

U.S. TREASURY BILLS 3.8%
4.937% due 06/14/2007 (a)(b)(d)		$95,135	94,085

Total Short-Term Instruments (Cost $2,133,945)			2,135,870

PURCHASED OPTIONS (f) 0.0%
(Cost $2,477)			$15

Total Investments (c) 93.2% (Cost $2,309,566)			$2,326,675

Written Options (g) (0.0%) (Premiums $2,476)			(29)

Other Assets and Liabilities (Net) 6.8%			170,070

Net Assets 100.0%			$2,496,716

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Coupon represents a weighted average rate.
(b)	Securities with an aggregate market value of $59,090 have been pledged as collateral for swap and swaption contracts on March 31, 2007.
(c)	As of March 31, 2007, portfolio securities with an aggregate value of $6,915 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(d)	Securities with an aggregate market value of $25,599 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2007	8,960	$(3,703)
90-Day Euribor June Futures	Long	06/2007	2,094	(681)
90-Day Euribor June Futures	Long	06/2008	848	(935)
90-Day Euribor March Futures	Long	03/2008	1,696	(2,006)
90-Day Euribor September Futures	Long	09/2007	13,294	(16,160)
Euro-Bund 10-Year Note June Futures	Long	06/2007	665	(813)

54	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2007

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 117.000	Short	06/2007	2,635	$863
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 114.000	Short	06/2007	2,635	(428)
U.S. Treasury 5-Year Note June Futures	Long	06/2007	115	57
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	749	(852)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	12,209	(5,679)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	808	(915)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	16	(7)

				$(31,259)

(e)	Swap agreements outstanding on March 31, 2007:

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010	AUD	70,000	$(84)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.000%	06/20/2009		114,000	(476)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		70,000	(81)
JPMorgan Chase & Co.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		69,000	(87)
Merrill Lynch & Co., Inc.	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2027	CAD	13,700	(344)
Royal Bank of Canada	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2027		20,600	(465)
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017	EUR	105,000	633
JPMorgan Chase & Co.	6-Month EUR-LIBOR	Pay	4.000%	12/15/2014		6,500	(18)
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Pay	4.000%	12/15/2014		6,500	(176)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009	GBP	300,000	(6,727)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		382,000	(20,333)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		151,100	8,866
Credit Suisse First Boston	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		20,000	512
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		240,100	(8,206)
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		21,600	1,327
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/20/2008		12,900	(146)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		863,000	(3,501)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		21,800	1,186
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		324,000	(17,246)
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		123,000	7,326
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		25,200	2,857
JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.500%	09/20/2009		725,000	(4,255)
JPMorgan Chase & Co.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		36,000	2,243
Morgan Stanley	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		16,000	992
Royal Bank of Scotland PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		25,100	(236)
Royal Bank of Scotland PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		14,900	1,386
Barclays Bank PLC	6-Month JPY-LIBOR	Pay	3.000%	12/15/2035	JPY	7,000,000	209
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		158,000,000	1,265
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		36,380,000	1,755
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.500%	12/20/2026		5,650,000	(37)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	3.000%	12/15/2035		10,000,000	1,644
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		27,300,000	2,219
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	3.000%	12/15/2035		9,809,000	1,798
Lehman Brothers, Inc.	6-Month JPY-LIBOR	Pay	3.000%	12/15/2035		5,000,000	501
Merrill Lynch & Co., Inc.	6-Month JPY-LIBOR	Pay	3.000%	12/15/2035		5,000,000	833
Morgan Stanley	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		14,000,000	813
Morgan Stanley	6-Month JPY-LIBOR	Pay	3.000%	12/15/2035		937,000	132
UBS AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		435,000,000	3,553
UBS AG	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		10,400,000	620
Royal Bank of Scotland PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		$425,500	(14,577)

							$(34,325)

(f)	Purchased options outstanding on March 31, 2007:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.080%	06/15/2007	GBP	157,100	$727	$5
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.080%	06/15/2007		103,500	590	3
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.058%	06/15/2007		256,000	1,160	7

								$2,477	$15

See Accompanying Notes	Annual Report	March 31, 2007	55

Schedule of Investments International Portfolio (Cont.)	March 31, 2007

(g)	Written options outstanding on March 31, 2007:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 8-Year Interest Rate Swap	Credit Suisse First Boston	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP	44,900	$727	$9
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007		29,600	591	6
Call - OTC 8-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007		73,000	1,158	14

								$2,476	$29

(h)	Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	798	04/2007	$33	$0	$33
Buy	CAD	2,411	04/2007	28	0	28
Sell	EUR	272,238	04/2007	14	(207)	(193)
Buy	GBP	12,053	04/2007	283	0	283
Sell		44,695	04/2007	0	(359)	(359)
Buy	JPY	32,582,342	05/2007	7,457	0	7,457
Sell		18,463,945	05/2007	1,953	0	1,953
Sell	NZD	3,401	04/2007	0	(145)	(145)

				$9,768	$(711)	$9,057

56	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

Schedule of Investments Investment Grade Corporate Portfolio	March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 94.2%

BANKING & FINANCE 32.1%
ABN AMRO Bank NV
5.700% due 09/18/2013	$1,700	$1,706

ABX Financing Co.
6.350% due 10/15/2036	4,050	4,015

AFLAC, Inc.
6.500% due 04/15/2009	1,000	1,026

AIG SunAmerica Global Financing VII
5.850% due 08/01/2008	2,400	2,418

American International Group, Inc.
2.875% due 05/15/2008	1,000	975
6.250% due 05/01/2036	5,000	5,266

Anadarko Finance Co.
6.750% due 05/01/2011	2,700	2,838

Archstone-Smith Trust
7.900% due 02/15/2016	75	85

AvalonBay Communities, Inc.
6.125% due 11/01/2012	150	156

Bank of America Corp.
4.750% due 08/01/2015	2,400	2,296
5.620% due 10/14/2016	5,000	5,038

Barclays Bank PLC
6.860% due 09/29/2049	360	383

Barnett Capital II
7.950% due 12/01/2026	750	781

BNP Paribas
5.186% due 06/29/2049	16,000	15,362

Canadian Oil Sands Ltd.
4.800% due 08/10/2009	7,000	6,914

CIT Group, Inc.
5.420% due 12/19/2007	500	500
5.500% due 11/30/2007	860	861
5.580% due 09/20/2007	3,535	3,539

Citigroup, Inc.
6.125% due 08/25/2036	13,900	14,167

CNA Financial Corp.
5.850% due 12/15/2014	2,000	2,008
6.000% due 08/15/2011	2,000	2,044

Commonwealth Bank of Australia
6.024% due 03/29/2049	8,015	8,086

Countrywide Financial Corp.
6.250% due 05/15/2016	4,000	4,039

Ford Motor Credit Co.
4.950% due 01/15/2008	4,900	4,842
6.180% due 09/28/2007	3,000	3,000

General Motors Acceptance Corp.
4.900% due 07/15/2008	50	48
6.750% due 12/01/2014	100	98
6.875% due 08/28/2012	100	100
8.000% due 11/01/2031	120	129

Goldman Sachs Group, Inc.
5.690% due 07/23/2009	2,000	2,012

HBOS Capital Funding LP
6.071% due 06/30/2049	13,100	13,364

HBOS PLC
5.375% due 12/29/2049	3,600	3,561
5.920% due 09/29/2049	13,000	12,759

HSBC Capital Funding LP
4.610% due 12/29/2049	11,850	11,335

HSBC Finance Capital Trust IX
5.911% due 11/30/2035	13,750	13,672

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
HSBC Finance Corp.
4.125% due 12/15/2008	$14,450	$14,202
5.790% due 06/01/2016	2,000	2,020

HSBC Holdings PLC
6.500% due 05/02/2036	13,500	14,316
7.625% due 05/17/2032	2,330	2,768

International Lease Finance Corp.
5.250% due 01/10/2013	5,000	4,996

JPMorgan Chase & Co.
5.750% due 01/02/2013	5,000	5,134

JPMorgan Mortgage Acquisition Corp.
6.550% due 09/15/2066	1,900	1,894

Kaupthing Bank HF
5.750% due 10/04/2011	3,200	3,230
6.125% due 10/04/2016	2,000	2,051

KFW International Finance, Inc.
5.750% due 01/15/2008	70	70

Landsbanki Islands HF
6.060% due 08/25/2009	2,000	2,027

Marsh & McLennan Cos., Inc.
5.150% due 09/15/2010	2,000	1,984

MBNA America Bank N.A.
7.125% due 11/15/2012	1,300	1,419

MBNA Capital B
6.160% due 02/01/2027	2,000	2,000

Metropolitan Life Global Funding I
4.625% due 08/19/2010	2,000	1,978

Mizuho Financial Group Cayman Ltd.
5.790% due 04/15/2014	1,500	1,530

Mizuho JGB Investment LLC
9.870% due 12/31/2049	3,400	3,580

Morgan Stanley
4.750% due 04/01/2014	5,000	4,756
5.810% due 10/18/2016	7,000	7,027
5.840% due 10/15/2015	2,000	2,012

National City Bank of Pennsylvania
7.250% due 10/21/2011	853	925

Rabobank Capital Funding II
5.260% due 12/31/2049	7,000	6,820

Rabobank Capital Funding Trust
5.254% due 12/29/2049	16,000	15,451

RBS Capital Trust III
5.512% due 09/29/2049	25,400	25,028

Resona Bank Ltd.
5.850% due 09/29/2049	6,900	6,878

Royal Bank of Scotland Group PLC
9.118% due 03/31/2049	9,170	10,141

SB Treasury Co. LLC
9.400% due 12/29/2049	1,600	1,675

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	5,000	4,933

Tiers Trust
8.125% due 09/15/2017	711	789

UBS Preferred Funding Trust V
6.243% due 05/12/2049	10,300	10,652

UFJ Finance Aruba AEC
6.750% due 07/15/2013	24,882	26,837

USB Capital IX
6.189% due 04/15/2049	12,100	12,418

Wachovia Capital Trust III
5.800% due 03/15/2042	6,400	6,482

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Washington Mutual, Inc.
5.250% due 09/15/2017	$4,550	$4,334

Wells Fargo Capital X
5.950% due 12/15/2036	6,500	6,283

Wilmington Trust Corp.
10.500% due 07/01/2008 (h)	88	87

Xstrata Finance Canada Ltd.
5.800% due 11/15/2016	5,900	5,936

		374,086

INDUSTRIALS 43.2%
Albertson’s, Inc.
8.000% due 05/01/2031	5,000	5,121

Anadarko Petroleum Corp.
5.950% due 09/15/2016	3,100	3,112
6.450% due 09/15/2036	5,900	5,857

Apache Corp.
5.625% due 01/15/2017	200	203
6.000% due 01/15/2037	1,000	999

AutoZone, Inc.
5.500% due 11/15/2015	2,500	2,454
6.500% due 07/15/2008	2,000	2,017

Avon Products, Inc.
5.125% due 01/15/2011	3,000	2,997

Barrick Gold Corp.
5.800% due 11/15/2034	5,000	4,658

Boston Scientific Corp.
5.450% due 06/15/2014	1,300	1,252
6.000% due 06/15/2011	2,500	2,535

Canadian Natural Resources Ltd.
6.500% due 02/15/2037	1,200	1,221

Cardinal Health, Inc.
5.619% due 10/02/2009	2,600	2,602

CBS Corp.
5.625% due 08/15/2012	10,000	10,041

Comcast Cable Communications Holdings, Inc.
9.455% due 11/15/2022	350	456

Comcast Corp.
5.300% due 01/15/2014	7,000	6,915
5.900% due 03/15/2016	2,900	2,955
7.050% due 03/15/2033	5,000	5,385

Continental Airlines, Inc.
6.320% due 11/01/2008	15,195	15,347
7.056% due 09/15/2009	5,000	5,159

Cox Communications, Inc.
5.905% due 12/14/2007	2,700	2,709
7.125% due 10/01/2012	5,100	5,504
7.750% due 11/01/2010	100	108

CVS Corp.
5.750% due 08/15/2011	2,000	2,039

Cyprus Amax Minerals Co.
7.375% due 05/15/2007	70	70

DaimlerChrysler N.A. Holding Corp.
4.050% due 06/04/2008	440	434
5.750% due 09/08/2011	2,000	2,034
8.000% due 06/15/2010	270	292

Devon Energy Corp.
7.950% due 04/15/2032	1,800	2,165

Devon Financing Corp. ULC
6.875% due 09/30/2011	400	426
7.875% due 09/30/2031	700	832

Duke Energy Field Services LLC
5.375% due 10/15/2015	2,000	1,951

See Accompanying Notes	Annual Report	March 31, 2007	57

Schedule of Investments  Investment Grade Corporate Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
El Paso Corp.
6.750% due 05/15/2009	$6,400	$6,584
7.750% due 06/15/2010	18,533	19,830
7.750% due 01/15/2032	30,275	33,605
7.800% due 08/01/2031	63,375	70,346
8.050% due 10/15/2030	11,200	12,768

El Paso Natural Gas Co.
8.375% due 06/15/2032	3,850	4,763

Enbridge Energy Partners LP
5.875% due 12/15/2016	3,600	3,623

Energy Transfer Partners LP
6.625% due 10/15/2036	1,900	1,950

Fund American Cos., Inc.
5.875% due 05/15/2013	2,500	2,504

Gannett Co., Inc.
5.750% due 06/01/2011	4,000	4,074

General Mills, Inc.
5.700% due 02/15/2017	4,500	4,521

Hewlett-Packard Co.
5.485% due 05/22/2009	1,800	1,803

Hilton Hotels Corp.
7.625% due 05/15/2008	220	226

HJ Heinz Co.
6.428% due 12/01/2008	2,150	2,188

HJ Heinz Finance Co.
6.000% due 03/15/2012	3,000	3,084

Hospira, Inc.
6.050% due 03/30/2017	1,300	1,301

Humana, Inc.
6.450% due 06/01/2016	5,000	5,187

Johnson Controls, Inc.
5.250% due 01/15/2011	2,000	2,005
5.500% due 01/15/2016	2,000	1,984

Kern River Funding Corp.
4.893% due 04/30/2018	13,662	13,242

Kinder Morgan Energy Partners LP
7.125% due 03/15/2012	5,000	5,369
7.300% due 08/15/2033	5,500	5,959

Kraft Foods, Inc.
5.625% due 11/01/2011	2,000	2,026

Kroger Co.
5.500% due 02/01/2013	3,000	2,995

Loews Corp.
5.250% due 03/15/2016	2,000	1,964

Mazda Manufacturing Corp.
10.500% due 07/01/2008 (h)	239	238

Mazda Motor Corp.
10.500% due 07/01/2008 (h)	36	36

News America Holdings, Inc.
9.250% due 02/01/2013	4,800	5,701

Norfolk Southern Corp.
5.640% due 05/17/2029	77	71
7.800% due 05/15/2027	3	4

Omnicom Group, Inc.
5.900% due 04/15/2016	3,800	3,895

Oracle Corp.
5.000% due 01/15/2011	2,400	2,393
5.590% due 01/13/2009	850	851

Packaging Corp. of America
4.375% due 08/01/2008	2,800	2,757

Parker Hannifin Employee Stock Ownership Trust
6.340% due 07/15/2008	669	673

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Pemex Project Funding Master Trust
7.375% due 12/15/2014	$29,920	$33,121
7.875% due 02/01/2009	32,550	34,015
8.500% due 02/15/2008	1,800	1,845
9.250% due 03/30/2018	5,900	7,490
9.375% due 12/02/2008	11,825	12,576

Pioneer Natural Resources Co.
5.875% due 07/15/2016	1,000	935

Plains All American Pipeline LP
6.650% due 01/15/2037	1,700	1,734

RadioShack Corp.
7.375% due 05/15/2011	1,900	1,988

Raytheon Co.
6.150% due 11/01/2008	148	151

Rowan Cos., Inc.
5.880% due 03/15/2012	1,456	1,483

Sealed Air Corp.
6.950% due 05/15/2009	1,500	1,550

Starwood Hotels & Resorts Worldwide, Inc.
7.875% due 05/01/2012	2,700	2,905

Systems 2001 Asset Trust LLC
6.664% due 09/15/2013	2,933	3,094
7.156% due 12/15/2011	1,023	1,061

Temple-Inland, Inc.
6.750% due 03/01/2009	2,500	2,561

Time Warner, Inc.
7.700% due 05/01/2032	5,000	5,685

United Airlines, Inc.
6.071% due 03/01/2013	1,894	1,907
6.602% due 03/01/2015	2,456	2,491
8.390% due 01/21/2011 (a)	2,247	225
10.020% due 03/22/2014 (a)	887	474
10.125% due 03/22/2015 (a)	2,145	1,190
10.850% due 02/19/2015 (a)	976	514

United Telecom, Inc.
6.890% due 07/01/2008 (h)	1,000	999

Univision Communications, Inc.
7.850% due 07/15/2011	5,067	5,320

USX Corp.
6.850% due 03/01/2008	1,520	1,538

Valero Energy Corp.
8.750% due 06/15/2030	15,175	19,354

Viacom, Inc.
5.700% due 06/16/2009	3,000	3,010
5.750% due 04/30/2011	3,000	3,044

Waste Management, Inc.
7.375% due 08/01/2010	90	96

Westfield Group
5.700% due 10/01/2016	2,000	2,029

Wyeth
5.500% due 03/15/2013	2,500	2,524

XTO Energy, Inc.
4.900% due 02/01/2014	5,000	4,832
6.100% due 04/01/2036	5,000	4,858

Yum! Brands, Inc.
6.250% due 04/15/2016	2,500	2,574
7.650% due 05/15/2008	3,000	3,072

		502,615

UTILITIES 18.9%
Appalachian Power Co.
6.375% due 04/01/2036	3,000	3,084

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
AT&T Corp.
7.300% due 11/15/2011	$6,000	$6,520
8.000% due 11/15/2031	200	248

Beaver Valley II Funding
8.625% due 06/01/2007	137	138
9.000% due 06/01/2017	1,488	1,695

BVPS II Funding Corp.
8.330% due 12/01/2007	1,284	1,286
8.890% due 06/01/2017	1,500	1,722

Carolina Power & Light Co.
6.800% due 08/15/2007	156	157

CenturyTel, Inc.
8.375% due 10/15/2010	2,100	2,297

Cingular Wireless LLC
6.500% due 12/15/2011	450	475

Cleveland Electric Illuminating Co.
6.860% due 10/01/2008	4	4
7.430% due 11/01/2009	11,500	12,084

Consumers Energy Co.
5.000% due 02/15/2012	1,900	1,879
5.000% due 03/15/2015	300	290
5.150% due 02/15/2017	2,800	2,700
5.375% due 04/15/2013	600	600
5.500% due 08/15/2016	2,250	2,242

Deutsche Telekom International Finance BV
8.000% due 06/15/2010	2,500	2,712
8.250% due 06/15/2030	100	124

Dominion Resources, Inc.
5.200% due 01/15/2016	3,000	2,912
5.600% due 11/15/2016	1,800	1,794

Duke Energy Corp.
6.450% due 10/15/2032	15,000	15,945

Duke Energy, Inc.
6.900% due 06/01/2025	2,821	3,051

Embarq Corp.
7.995% due 06/01/2036	5,000	5,178

Energy East Corp.
6.750% due 07/15/2036	1,300	1,378

Entergy Arkansas, Inc.
5.400% due 05/01/2018	9,384	9,054

Entergy Gulf States, Inc.
3.600% due 06/01/2008	9,400	9,216
5.250% due 08/01/2015	600	573

Entergy Louisiana LLC
4.670% due 06/01/2010	400	393

Exelon Corp.
6.750% due 05/01/2011	3,000	3,128

FirstEnergy Corp.
6.450% due 11/15/2011	5,000	5,246

Florida Power Corp.
5.760% due 11/14/2008	2,300	2,301

France Telecom S.A.
7.750% due 03/01/2011	4,532	4,942

MidAmerican Energy Holdings Co.
7.520% due 09/15/2008	350	361

New Cingular Wireless Services, Inc.
7.500% due 05/01/2007	1,000	1,002

Niagara Mohawk Power Corp.
7.750% due 10/01/2008	70	72

Ohio Edison Co.
6.875% due 07/15/2036	3,000	3,265

Ohio Power Co.
6.375% due 07/15/2033	5,500	5,335

58	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
PNPP II Funding Corp.
9.120% due 05/30/2016	$1,500	$1,698

Potomac Electric Power
6.250% due 10/15/2007	960	964

PPL Capital Funding Trust I
4.330% due 03/01/2009	3,300	3,231

PPL Energy Supply LLC
6.200% due 05/15/2016	5,000	5,120

Progress Energy, Inc.
7.100% due 03/01/2011	188	201
7.750% due 03/01/2031	16,450	19,732

PSEG Power LLC
3.750% due 04/01/2009	2,500	2,428
8.625% due 04/15/2031	12,000	15,278

Qwest Capital Funding, Inc.
6.500% due 11/15/2018	3,000	2,839
7.250% due 02/15/2011	13,650	14,042

Qwest Corp.
6.875% due 09/15/2033	9,880	9,584
8.875% due 03/15/2012	6,000	6,660

System Energy Resources, Inc.
5.129% due 01/15/2014	2,430	2,380

Telecom Italia Capital S.A.
5.250% due 10/01/2015	9,850	9,361
7.200% due 07/18/2036	200	209

Telefonica Emisones SAU
5.984% due 06/20/2011	3,500	3,591

Verizon Communications, Inc.
5.350% due 02/15/2011	5,000	5,034

Vodafone Group PLC
5.410% due 06/29/2007	1,400	1,400

Xcel Energy, Inc.
6.500% due 07/01/2036	1,200	1,266

		220,421

Total Corporate Bonds & Notes (Cost $1,062,202)		1,097,122

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CONVERTIBLE BONDS & NOTES 0.3%
ERP Operating LP
3.850% due 08/15/2026	$3,800	$3,863

Total Convertible Bonds & Notes (Cost $3,839)		3,863

U.S. GOVERNMENT AGENCIES 0.0%
Ginnie Mae
8.500% due 07/15/2030 - 08/15/2030	92	99

Total U.S. Government Agencies (Cost $94)		99

U.S. TREASURY OBLIGATIONS 1.0%
U.S. Treasury Bonds
4.750% due 02/15/2037	11,000	10,832
6.000% due 02/15/2026	1,000	1,130

Total U.S. Treasury Obligations (Cost $12,285)		11,962

MORTGAGE-BACKED SECURITIES 0.2%
Denver Arena Trust
6.940% due 11/15/2019	1,991	2,030

Total Mortgage-Backed Securities (Cost $1,784)		2,030

ASSET-BACKED SECURITIES 0.0%
IXIS Real Estate Capital Trust
5.430% due 12/25/2035	56	56

Total Asset-Backed Securities (Cost $56)		56

	SHARES
COMMON STOCKS 0.2%
Devon Energy Corp.	33,898	2,347

Total Common Stocks (Cost $862)		2,347

	SHARES	VALUE (000S)
PREFERRED STOCKS 0.5%
Goldman Sachs Group, Inc.
6.110% due 12/31/2049	200,000	$5,190

Lehman Brothers Holdings, Inc.
5.670% due 08/31/2008	5,200	264

Total Preferred Stocks (Cost $5,231)		5,454

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.2%

COMMERCIAL PAPER 0.2%
Viacom, Inc.
5.590% due 05/29/2007	$2,200	2,200

U.S. TREASURY BILLS 0.0%
4.965% due 05/31/2007 - 06/14/2007 (b)(d)	290	287

Total Short-Term Instruments (Cost $2,488)		2,487

PURCHASED OPTIONS (f) 0.0%
(Cost $84)		113

Total Investments (c) 96.6% (Cost $1,088,925)		$1,125,533

Written Options (g) (0.0%) (Premiums $80)		(127)

Other Assets and Liabilities (Net) 3.4%		39,705

Net Assets 100.0%		$1,165,111

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	As of March 31, 2007, portfolio securities with an aggregate value of $3,250 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(d)	Securities with an aggregate market value of $287 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 10-Year Note June Futures	Short	06/2007	257	$54

(e)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Yum! Brands, Inc. 7.650% due 05/15/2008	Buy	(0.080%	)	06/20/2008	$3,200	$(1)
Bank of America	RadioShack Corp. 7.375% due 05/15/2011	Buy	(1.290%	)	06/20/2011	2,100	(26)
Bank of America	Sprint Capital Corp. 8.375% due 03/15/2012	Sell	0.316%		06/20/2011	24,000	(111)
Bank of America	Dominion Resources, Inc. 5.200% due 01/15/2016	Buy	(0.455%	)	03/20/2016	3,000	2
Bank of America	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	9,000	55

See Accompanying Notes	Annual Report	March 31, 2007	59

Schedule of Investments  Investment Grade Corporate Portfolio  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Sealed Air Corp. 6.950% due 05/15/2009	Buy	(0.200%	)	06/20/2009	$1,600	$(4)
Barclays Bank PLC	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.285%	)	09/20/2011	2,000	2
Barclays Bank PLC	DaimlerChrysler N.A. Holding Corp. 5.750% due 09/08/2011	Buy	(0.535%	)	09/20/2011	2,000	(17)
Barclays Bank PLC	Centex Corp. 5.250% due 06/15/2015	Buy	(0.550%	)	03/20/2012	2,500	67
Barclays Bank PLC	Pulte Homes, Inc. 7.875% due 08/01/2011	Buy	(0.670%	)	03/20/2012	2,900	62
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%		06/20/2007	2,000	21
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.650%		06/20/2007	1,600	18
Bear Stearns & Co., Inc.	EnCana Corp. 4.750% due 10/15/2013	Sell	0.530%		09/20/2009	7,000	74
Bear Stearns & Co., Inc.	CenturyTel, Inc. 7.875% due 08/15/2012	Buy	(0.355%	)	06/20/2010	2,100	(2)
Bear Stearns & Co., Inc.	Johnson Controls, Inc. 5.250% due 01/15/2011	Buy	(0.240%	)	03/20/2011	2,000	(7)
Bear Stearns & Co., Inc.	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.470%	)	06/20/2011	3,000	(19)
Bear Stearns & Co., Inc.	Kraft Foods, Inc. 5.625% due 11/01/2011	Buy	(0.150%	)	12/20/2011	2,000	6
Bear Stearns & Co., Inc.	International Paper Co. 5.850% due 10/30/2012	Buy	(0.490%	)	06/20/2012	5,200	0
Bear Stearns & Co., Inc.	International Paper Co. 5.850% due 10/30/2012	Buy	(0.460%	)	06/20/2012	1,000	1
Bear Stearns & Co., Inc.	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.570%	)	06/20/2012	4,300	0
Bear Stearns & Co., Inc.	Weyerhaeuser Co. 6.75 due 03/15/2012	Buy	(0.520%	)	06/20/2012	5,300	7
Bear Stearns & Co., Inc.	Weyerhaeuser Co. 6.75 due 03/15/2012	Buy	(0.480%	)	06/20/2012	500	2
Bear Stearns & Co., Inc.	Comcast Corp. 5.300% due 01/15/2014	Buy	(0.390%	)	03/20/2014	2,000	(9)
Bear Stearns & Co., Inc.	Johnson Controls, Inc. 5.500% due 01/15/2016	Buy	(0.500%	)	03/20/2016	2,000	(17)
Bear Stearns & Co., Inc.	Loews Corp. 5.250% due 03/15/2016	Buy	(0.280%	)	03/20/2016	2,000	(9)
Bear Stearns & Co., Inc.	Countrywide Financial Corp. 6.250% due 05/15/2016	Buy	(0.710%	)	06/20/2016	4,000	60
Bear Stearns & Co., Inc.	HSBC Finance Corp. floating rate based on 3-Month USD-LIBOR plus 0.430% due 06/01/2016	Buy	(0.220%	)	06/20/2016	2,000	(3)
BNP Paribas Bank	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.265%		03/20/2011	2,800	(2)
BNP Paribas Bank	Union Pacific Corp. 6.125% due 01/15/2012	Buy	(0.215%	)	06/20/2011	1,900	17
BNP Paribas Bank	Masco Corp. 5.875% due 07/15/2012	Buy	(0.950%	)	03/20/2017	2,200	26
Citibank N.A.	AutoZone, Inc. 6.500% due 07/15/2008	Buy	(0.160%	)	09/20/2008	2,100	(3)
Citibank N.A.	Raytheon Co. 7.200% due 08/15/2027	Buy	(0.090%	)	06/20/2009	2,000	(3)
Citibank N.A.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%		03/20/2010	7,341	78
Citibank N.A.	CNA Financial Corp. 5.850% due 12/15/2014	Buy	(0.470%	)	12/20/2014	2,000	8
Citibank N.A.	Dominion Resources, Inc. 5.200% due 01/15/2016	Sell	0.670%		06/20/2015	3,900	60
Credit Suisse First Boston	EnCana Corp. 4.750% due 10/15/2013	Sell	0.320%		03/20/2010	2,000	13
Credit Suisse First Boston	International Game Technology 0.000% convertible until 01/29/2033	Sell	0.350%		03/20/2010	1,800	6
Credit Suisse First Boston	Avon Products, Inc. 5.125% due 01/15/2011	Buy	(0.150%	)	03/20/2011	3,000	(5)
Credit Suisse First Boston	CVS Corp. 5.750% due 08/15/2011	Buy	(0.250%	)	09/20/2011	2,000	(6)
Credit Suisse First Boston	Lennar Corp. 5.950% due 03/01/2013	Buy	(0.950%	)	03/20/2017	2,200	102
Deutsche Bank AG	Kaupthing Bank HF 5.750% due 10/04/2011	Buy	(0.530%	)	12/20/2011	3,200	(22)
Deutsche Bank AG	Kaupthing Bank hHF 6.125% due 10/04/2016	Buy	(0.600%	)	12/20/2016	2,000	(12)
Goldman Sachs & Co.	Anadarko Petroleum Corp. 6.125% due 03/15/2012	Sell	0.150%		03/20/2008	1,600	1
Goldman Sachs & Co.	ConocoPhillips 4.750% due 10/15/2012	Sell	0.210%		03/20/2010	5,000	23
Goldman Sachs & Co.	Dow Jones CDX N.A. IG8 Index	Sell	0.350%		06/20/2012	41,900	(52)
Goldman Sachs & Co.	International Lease Finance Corp. 5.250% due 01/10/2013	Buy	(0.200%	)	03/20/2013	5,000	(5)
Goldman Sachs & Co.	Washington Mutual, Inc. 4.000% due 01/15/2009	Buy	(0.385%	)	06/20/2016	4,550	93
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	3,000	21
Goldman Sachs & Co.	Centex Corp. 5.250% due 06/15/2015	Buy	(0.849%	)	03/20/2017	1,700	104
Goldman Sachs & Co.	Pulte Homes, Inc. 7.875% due 08/01/2011	Buy	(0.859%	)	03/20/2017	1,700	98
Goldman Sachs & Co.	Weyerhaeuser Co. 6.75 due 03/15/2012	Buy	(1.018%	)	03/20/2017	1,700	(1)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%		06/20/2007	1,000	10
HSBC Bank USA	Time Warner, Inc. 6.875% due 05/01/2012	Sell	0.570%		09/20/2010	5,000	65
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.300%		06/20/2007	10,000	76
JPMorgan Chase & Co.	Temple-Inland, Inc. 6.750% due 3/1/2009	Buy	(0.280%	)	03/20/2009	2,600	1
JPMorgan Chase & Co.	Apache Corp. 6.250% due 04/15/2012	Sell	0.200%		03/20/2010	6,300	20
JPMorgan Chase & Co.	Halliburton Co. 5.500% due 10/15/2010	Sell	0.290%		03/20/2010	7,000	40
JPMorgan Chase & Co.	Occidental Petroleum Corp. 6.750% due 01/15/2012	Sell	0.250%		03/20/2010	7,000	38
JPMorgan Chase & Co.	American International Group, Inc. 4.250% due 05/15/2013	Sell	0.350%		06/20/2010	2,000	15
JPMorgan Chase & Co.	EnCana Corp. 4.750% due 10/15/2013	Sell	0.330%		09/20/2010	5,000	36
JPMorgan Chase & Co.	Gannett Co., Inc. 5.750% due 06/01/2011	Buy	(0.330%	)	06/20/2011	4,150	(7)
JPMorgan Chase & Co.	International Paper Co. 5.850% due 10/30/2012	Buy	(0.490%	)	06/20/2012	4,300	0
JPMorgan Chase & Co.	Weyerhaeuser Co. 6.75 due 03/15/2012	Buy	(0.530%	)	06/20/2012	3,000	2
Lehman Brothers, Inc.	Proctor & Gamble Co. 4.950% due 08/15/2014	Sell	0.070%		09/20/2008	7,500	5
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%		03/20/2010	4,960	53
Lehman Brothers, Inc.	DR Horton, Inc. 5.375% due 06/15/2012	Buy	(0.705%	)	03/20/2012	3,200	92
Lehman Brothers, Inc.	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.510%	)	06/20/2012	1,000	3
Lehman Brothers, Inc.	Weyerhaeuser Co. 6.75 due 03/15/2012	Buy	(0.450%	)	06/20/2012	900	4
Lehman Brothers, Inc.	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.340%	)	12/20/2016	3,000	21
Lehman Brothers, Inc.	Toll Brothers Finance Corp. 6.875% due 11/15/2012	Buy	(1.200%	)	03/20/2017	1,700	81
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 5.125% due 05/09/2008	Sell	2.100%		09/20/2008	25,000	332
Merrill Lynch & Co., Inc.	Burlington Resources Finance Co. 6.400% due 08/15/2011	Sell	0.280%		03/20/2010	5,000	30
Merrill Lynch & Co., Inc.	Canadian Natural Resources Ltd. 5.450% due 10/01/2012	Sell	0.320%		03/20/2010	5,000	27
Merrill Lynch & Co., Inc.	XTO Energy, Inc. 6.250% due 04/15/2013	Sell	0.380%		03/20/2010	5,000	38
Merrill Lynch & Co., Inc.	Exelon Corp. 6.750% due 05/01/2011	Buy	(0.290%	)	06/20/2011	3,200	18

60	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Merrill Lynch & Co., Inc.	Centex Corp. 5.250% due 06/15/2015	Buy	(0.450%	)	03/20/2012	$5,000	$156
Merrill Lynch & Co., Inc.	Lennar Corp. 5.950% due 03/01/2013	Buy	(0.580%	)	03/20/2012	2,500	59
Merrill Lynch & Co., Inc.	Pulte Homes, Inc. 5.250% due 11/15/2014	Buy	(0.450%	)	03/20/2012	4,000	125
Merrill Lynch & Co., Inc.	Toll Brothers Finance Corp. 6.875% due 11/15/2012	Buy	(0.890%	)	03/20/2012	2,700	45
Merrill Lynch & Co., Inc.	Bank of America Corp. floating rate based on 3-Month USD-LIBOR plus 0.260% due 10/14/2016	Buy	(0.170%	)	12/20/2016	5,000	19
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.300%		06/20/2007	10,000	76
Morgan Stanley	Altria Group, Inc. 7.000% due 11/04/2013	Sell	1.090%		09/20/2010	10,000	290
Morgan Stanley	Marsh & McLennan Cos., Inc. 5.150% due 09/15/2010	Buy	(0.590%	)	09/20/2010	10,000	(107)
Morgan Stanley	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.160%		06/20/2011	10,000	18
Morgan Stanley	Viacom, Inc. 6.250% due 04/30/2016	Sell	0.510%		06/20/2011	8,000	63
Morgan Stanley	Walt Disney Co. 6.375% due 03/01/2012	Buy	(0.180%	)	06/20/2011	1,300	(4)
Morgan Stanley	American Electric Power Co., Inc. 5.375% due 03/15/2010	Sell	0.410%		09/20/2011	2,000	20
Morgan Stanley	Kroger Co. 5.500% due 02/01/2013	Buy	(0.560%	)	03/20/2013	3,000	(10)
Morgan Stanley	Wyeth 5.500% due 03/15/2013	Buy	(0.150%	)	03/20/2013	2,500	(5)
Morgan Stanley	Omnicom Group, Inc. 5.900% due 04/15/2016	Buy	(0.390%	)	06/20/2016	3,800	(20)
Morgan Stanley	DTE Energy Co. 7.050% due 06/01/2011	Buy	(0.650%	)	09/20/2016	2,000	(24)
Morgan Stanley	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	22,100	67
Morgan Stanley	Whirlpool Corp. 7.750% due 07/15/2016	Buy	(0.780%	)	03/20/2017	1,700	50
Royal Bank of Scotland PLC	Landsbanki Islands HF floating rate based on 3-Month USD-LIBOR plus 0.700% due 08/25/2009	Buy	(0.330%	)	09/20/2009	2,000	(8)
Royal Bank of Scotland PLC	ERP Operating LP 3.850% due 08/15/2026	Buy	(0.255%	)	09/20/2011	3,800	(1)
Royal Bank of Scotland PLC	H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.380%	)	03/20/2012	3,100	(15)
Royal Bank of Scotland PLC	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.570%	)	06/20/2012	4,100	0
Royal Bank of Scotland PLC	AutoZone, Inc. 5.500% due 11/15/2015	Buy	(0.810%	)	12/20/2015	2,500	(41)
Royal Bank of Scotland PLC	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.480% due 10/15/2015	Buy	(0.275%	)	12/20/2015	2,000	19
Royal Bank of Scotland PLC	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.320%	)	12/20/2016	4,000	35
UBS AG	Anadarko Petroleum Corp. 6.125% due 03/15/2012	Sell	0.150%		09/20/2007	8,500	2
UBS AG	Time Warner, Inc. 6.875% due 05/01/2012	Sell	0.290%		06/20/2009	11,000	46
UBS AG	Canadian Natural Resources Ltd. 5.450% due 10/01/2012	Sell	0.420%		09/20/2010	5,000	43
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.760%		09/20/2010	1,600	40
UBS AG	International Paper Co. 5.850% due 10/30/2012	Buy	(0.450%	)	06/20/2012	1,100	2
Wachovia Bank N.A.	Ohio Edison Co. 5.450% due 05/01/2015	Sell	0.470%		03/20/2010	10,000	101
Wachovia Bank N.A.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.160%		06/20/2011	10,000	18

							$2,750

(1) If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(f)	Purchased options outstanding on March 31, 2007:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	07/02/2007	$16,200	$84	$113

(g)	Written options outstanding on March 31, 2007:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.370%	07/02/2007	$6,900	$80	$127

(h)	Restricted securities as of March 31, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as a Percentage of Net Assets
Mazda Manufacturing Corp.	10.500%	07/01/2008	03/28/2003	$248	$238	0.02%
Mazda Motor Corp.	10.500%	07/01/2008	03/28/2003	38	36	0.00%
United Telecom, Inc.	6.890%	07/01/2008	06/25/2003	1,032	999	0.09%
Wilmington Trust Corp.	10.500%	07/01/2008	03/28/2003	91	87	0.01%

				$1,409	$1,360	0.12%

See Accompanying Notes	Annual Report	March 31, 2007	61

Schedule of Investments   Mortgage Portfolio

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 0.0%
CVS Lease Pass-Through
6.036% due 12/10/2028	$1,990	$2,019

Total Corporate Bonds & Notes (Cost $1,990)		2,019

MUNICIPAL BONDS & NOTES 0.0%
Ennis, Texas Economic Development Corporations
Revenue Bonds, (FGIC Insured), Series 1999
0.000% due 08/01/2034	7,990	1,543

Total Municipal Bonds & Notes (Cost $952)		1,543

U.S. GOVERNMENT AGENCIES 149.1%
Fannie Mae
0.000% due 06/25/2008 - 08/25/2022 (c)	102	96
3.730% due 10/01/2016	87	86
4.000% due 02/25/2009	13	12
4.500% due 07/01/2018 - 09/01/2035	461,917	447,496
4.500% due 10/01/2020 (h)	142,799	138,301
4.613% due 02/01/2035	4,552	4,510
4.660% due 07/01/2035	1,735	1,725
4.712% due 03/01/2035	1,646	1,625
4.863% due 02/01/2026	75	76
5.000% due 06/01/2013 - 04/01/2037	2,965,291	2,903,632
5.000% due 10/01/2035 - 02/01/2036 (h)	2,461,205	2,381,066
5.055% due 04/01/2020	119	122
5.125% due 06/01/2017	58	58
5.159% due 02/01/2032	3,171	3,200
5.376% due 02/01/2030	860	874
5.400% due 05/01/2019 - 07/25/2035	515	521
5.451% due 02/01/2015	79	78
5.460% due 04/25/2035	5,645	5,652
5.470% due 03/01/2018	15	15
5.473% due 04/01/2019	104	105
5.500% due 05/01/2009 - 04/01/2037	1,769,665	1,757,862
5.500% due 11/01/2032 - 10/01/2035 (f)	220,454	218,498
5.500% due 09/01/2035 (h)	178,324	176,697
5.532% due 09/01/2017	292	290
5.540% due 07/25/2032	497	497
5.566% due 07/01/2032	81	83
5.600% due 03/01/2017 - 02/01/2018	26	26
5.603% due 04/01/2032	36	37
5.608% due 10/01/2023 - 01/01/2029	399	403
5.609% due 12/01/2017	239	238
5.613% due 06/01/2029	30	30
5.616% due 02/01/2017 - 08/01/2029	475	480
5.620% due 12/25/2028	79	80
5.623% due 05/01/2036	5,738	5,802
5.624% due 07/01/2024	20	21
5.625% due 07/01/2017 - 05/01/2019	19	19
5.627% due 05/01/2036	118	119
5.630% due 05/01/2036	93	93
5.640% due 07/01/2017 - 11/01/2017	16	16
5.646% due 10/01/2016 - 10/01/2031	314	318
5.665% due 09/01/2020	25	25
5.680% due 02/25/2033	205	205
5.720% due 04/18/2028 - 06/25/2032	2,718	2,720
5.750% due 07/01/2029	6	6

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.770% due 12/25/2029 - 10/18/2030	$135	$136
5.800% due 11/01/2011	1,866	1,915
5.815% due 11/01/2024	5	5
5.820% due 06/25/2030 - 07/25/2034	10,957	10,988
5.844% due 09/18/2027	396	400
5.875% due 06/01/2017 - 08/01/2023	72	72
5.927% due 11/01/2017	14	14
5.950% due 02/25/2044	102	102
5.970% due 09/25/2023	183	186
5.994% due 06/25/2022	2	1
6.000% due 03/25/2017 - 05/01/2037	659,248	665,418
6.132% due 08/01/2042	3,595	3,654
6.133% due 08/01/2042 - 10/01/2044	16,175	16,366
6.187% due 06/01/2029	88	90
6.244% due 04/25/2021	4	4
6.250% due 12/25/2013	1,179	1,203
6.252% due 08/01/2029	17	18
6.255% due 08/01/2008	16,286	16,224
6.262% due 02/01/2009	14,292	14,252
6.290% due 02/25/2029	1,500	1,585
6.300% due 06/25/2031 - 10/17/2038	5,223	5,572
6.333% due 09/01/2040 - 12/01/2040	666	680
6.350% due 06/25/2020	5,705	5,879
6.370% due 02/25/2013	227	226
6.390% due 05/25/2036	2,533	2,639
6.410% due 08/01/2016	975	1,037
6.444% due 05/25/2023	123	126
6.450% due 05/01/2008 - 09/01/2016	6,220	6,425
6.500% due 09/25/2008 (b)	5	0
6.500% due 02/25/2009 - 06/17/2038	539,793	551,097
6.615% due 04/01/2030	49	50
6.665% due 04/01/2030	222	224
6.703% due 08/01/2028	1,428	1,554
6.825% due 08/01/2009	4,424	4,546
6.836% due 06/01/2023	59	60
6.850% due 12/18/2027	2,295	2,369
6.866% due 11/01/2031	61	62
6.875% due 02/01/2018	159	161
6.900% due 09/01/2009	1,547	1,593
6.931% due 08/01/2030	65	66
6.936% due 11/01/2025	231	233
6.948% due 11/01/2035	4,999	5,182
6.951% due 10/01/2028	104	105
6.957% due 05/01/2029	42	42
6.981% due 03/01/2024	43	44
7.000% due 04/25/2008 - 07/25/2008 (b)	101	4
7.000% due 03/25/2020 - 09/01/2032	5,735	5,977
7.007% due 11/01/2031	93	96
7.030% due 01/01/2030	244	248
7.071% due 06/01/2019	12	12
7.075% due 01/01/2027	76	76
7.085% due 05/01/2028	15	15
7.087% due 11/01/2025	156	158
7.094% due 12/01/2031	28	28
7.098% due 02/01/2026	26	26
7.105% due 04/01/2030	9	9
7.157% due 03/01/2025	38	38
7.159% due 05/01/2026	51	52
7.195% due 02/01/2025 - 05/01/2027	326	330
7.199% due 02/01/2027	162	164
7.200% due 11/01/2026	123	124
7.223% due 12/01/2026	18	19

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
7.250% due 02/01/2009 - 10/01/2011	$6	$6
7.259% due 03/01/2030	441	451
7.277% due 09/01/2030	27	28
7.305% due 04/01/2022	75	77
7.323% due 09/01/2028	21	21
7.328% due 06/01/2007	145	144
7.390% due 07/01/2024	23	23
7.485% due 12/01/2029	5	5
7.491% due 08/01/2014	8	8
7.500% due 12/01/2012 - 07/25/2041	5,400	5,681
7.580% due 09/01/2023	178	181
7.668% due 05/01/2030	159	162
7.720% due 02/01/2024	133	135
7.730% due 08/01/2021 - 01/01/2025	2,741	3,070
7.800% due 10/25/2022 - 06/25/2026	386	407
8.000% due 07/01/2007 - 08/01/2030	27	29
8.200% due 04/25/2025	1,012	1,044
8.500% due 04/01/2008 - 11/01/2017	285	300
8.750% due 11/25/2019	54	57
8.929% due 06/25/2032	479	501
9.000% due 03/01/2010 - 06/01/2027	346	369
9.000% due 05/25/2022 - 06/25/2022 (b)	58	14
9.500% due 11/01/2010 - 04/01/2025	632	689
15.500% due 10/01/2012	2	2
510.000% due 09/25/2019 (b)	0	7
839.670% due 08/25/2020 (b)	0	3

Farmer Mac
6.775% due 01/25/2013	2,287	2,300
8.412% due 04/25/2030	1,257	1,267

Federal Home Loan Bank
0.000% due 02/27/2012	1,900	1,790

Federal Housing Administration
6.875% due 12/01/2016	300	301
6.896% due 07/01/2020	389	392
7.400% due 02/01/2021	614	619
7.430% due 07/01/2018 - 07/01/2024	7,364	7,434

Freddie Mac
0.000% due 01/15/2009 (c)	35	34
2.675% due 12/15/2023 (b)	97	1
3.500% due 12/15/2022 - 07/15/2032	267	256
4.000% due 10/15/2010	750	729
4.359% due 03/01/2033	233	233
4.500% due 04/15/2013 - 04/01/2020	1,780	1,767
5.000% due 09/15/2016 - 05/01/2037	747,353	726,398
5.000% due 03/01/2037 (h)	569,061	550,098
5.250% due 12/01/2018	4	4
5.470% due 12/25/2032	7	7
5.500% due 11/01/2028 - 05/01/2037	889,415	880,599
5.520% due 03/15/2031	663	665
5.530% due 07/01/2019	13	13
5.549% due 07/01/2030	456	460
5.560% due 07/25/2031	25	25
5.570% due 05/25/2031	502	502
5.596% due 05/01/2017 - 09/01/2018	411	414
5.600% due 09/25/2031	65	65
5.625% due 07/01/2018	56	56
5.670% due 12/15/2029 - 12/15/2030	2,051	2,059

62	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.726% due 03/01/2032	$200	$202
5.757% due 08/15/2032	2,029	2,033
5.770% due 11/15/2030 - 12/15/2031	237	238
5.820% due 02/15/2028 - 03/15/2032	282	284
5.825% due 03/15/2024 - 09/15/2026	706	710
5.870% due 03/15/2032	11	11
5.875% due 01/01/2017 - 05/15/2023	40	41
5.882% due 08/01/2018	96	97
6.000% due 03/01/2017 - 04/01/2037	539,790	544,196
6.125% due 09/01/2018 - 07/01/2019	90	90
6.162% due 03/01/2029	206	209
6.241% due 07/01/2019	237	239
6.250% due 12/15/2028	2,200	2,258
6.270% due 04/15/2031	11,595	11,785
6.333% due 07/25/2044	50,171	50,739
6.500% due 08/15/2008 - 12/01/2036	249,476	254,514
6.500% due 10/15/2013 (b)	91	7
6.517% due 09/01/2027	95	96
6.520% due 07/15/2027	3,395	3,500
6.625% due 04/01/2018	25	25
6.740% due 03/01/2027	58	58
6.753% due 10/01/2023	1,405	1,403
6.841% due 06/01/2022	64	64
6.855% due 06/01/2022	10	10
6.864% due 05/01/2032	301	304
6.875% due 05/01/2023	33	33
6.883% due 04/01/2031	13	14
6.943% due 02/01/2031	30	31
7.000% due 01/15/2008 - 12/01/2032	2,276	2,331
7.000% due 07/15/2008 - 10/25/2023 (b)	92	17
7.014% due 11/01/2027	188	190
7.030% due 02/01/2029	549	553
7.049% due 07/01/2029	126	128
7.055% due 07/01/2028	1,141	1,153
7.063% due 10/01/2027	50	50
7.067% due 09/01/2028	68	69
7.076% due 11/01/2029	2,757	2,795
7.094% due 06/01/2024	51	51
7.099% due 08/01/2029	123	124
7.100% due 05/01/2032	45	46
7.101% due 07/01/2027	142	145
7.102% due 12/01/2029	610	617
7.109% due 08/01/2027	29	29
7.112% due 10/01/2018	20	20
7.136% due 01/01/2029	4	4
7.143% due 05/01/2032	926	938
7.145% due 01/01/2028	128	129
7.149% due 11/01/2027	34	34
7.188% due 07/01/2030	3	3
7.200% due 09/01/2027	26	27
7.210% due 04/01/2025	42	42
7.212% due 11/01/2028	31	31
7.230% due 10/01/2024	126	128
7.231% due 08/01/2031	23	23
7.234% due 11/01/2027	282	286
7.250% due 08/01/2031	3	3
7.251% due 08/01/2030	26	27
7.263% due 09/01/2026	457	460
7.274% due 10/01/2024	183	184
7.304% due 05/01/2032	1,495	1,500
7.325% due 05/01/2019	17	17
7.372% due 11/01/2031	8	8
7.375% due 02/01/2027	257	258
7.378% due 12/01/2026	36	37
7.432% due 10/01/2023	101	102

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
7.500% due 01/01/2008 - 06/01/2031	$1,476	$1,517
7.500% due 08/15/2029 (b)	37	7
7.535% due 09/01/2024	45	46
7.645% due 05/01/2025	1,330	1,432
8.000% due 03/01/2009 - 09/01/2030	131	137
8.250% due 06/01/2008	5	5
8.500% due 12/01/2008 - 08/01/2027	473	481
9.000% due 12/15/2020 - 02/15/2021	571	575
9.050% due 06/15/2019	102	102
9.500% due 12/15/2020 - 06/01/2021	474	478
10.750% due 09/01/2009 - 05/01/2010	1	1

Ginnie Mae
3.250% due 07/16/2026	2,237	2,194
4.000% due 07/16/2026	2,237	2,209
4.750% due 02/20/2032	263	264
5.000% due 04/20/2030 - 07/20/2035	22,425	22,598
5.250% due 01/20/2028 - 03/20/2030	1,358	1,369
5.375% due 04/20/2017 - 05/20/2032	39,721	40,195
5.500% due 08/20/2027 - 04/01/2037	497,964	496,587
5.500% due 10/15/2035 (h)	265,168	264,022
5.520% due 02/16/2032	191	191
5.620% due 01/16/2031	36	36
5.670% due 06/20/2032	559	563
5.720% due 06/16/2031 - 03/16/2032	1,519	1,531
5.750% due 08/20/2017 - 09/20/2027	3,498	3,537
5.770% due 10/16/2030	87	88
5.820% due 02/16/2030 - 04/16/2032	1,187	1,199
5.870% due 12/16/2025	836	845
5.875% due 04/20/2019 - 11/20/2031	4,268	4,312
5.920% due 02/16/2030	138	139
5.970% due 02/16/2030	129	131
6.000% due 12/15/2008 - 04/01/2037	139,603	141,504
6.000% due 08/15/2036 (h)	169,326	171,589
6.125% due 10/20/2018 - 01/20/2030	9,640	9,766
6.250% due 03/16/2029	4,615	4,705
6.270% due 03/20/2031	6,203	6,282
6.320% due 02/20/2031	3,668	3,750
6.500% due 05/15/2009 - 04/01/2037	166,509	170,870
6.625% due 11/20/2020	2	2
6.895% due 03/16/2041	4,803	5,409
7.000% due 09/15/2012 - 02/16/2029	1,982	2,065
7.270% due 12/15/2040	1,743	1,814
7.500% due 12/15/2022 - 11/15/2031	2,752	2,871
7.750% due 10/15/2025	21	22
8.000% due 09/15/2008 - 09/20/2031	6,500	7,052
8.500% due 06/15/2027 - 03/20/2031	1,258	1,352
9.000% due 04/15/2020 - 08/20/2030	140	152
9.500% due 12/15/2021	75	82

Small Business Administration
6.344% due 08/01/2011	574	594
6.640% due 02/01/2011	595	619
7.190% due 12/01/2019	463	488

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
7.220% due 11/01/2020	$1,199	$1,269
7.449% due 08/01/2010	534	558
8.017% due 02/10/2010	92	98

Vendee Mortgage Trust
6.500% due 05/15/2008 - 03/15/2029	2,976	3,090

Total U.S. Government Agencies (Cost $13,816,834)		13,844,242

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Notes
5.125% due 05/15/2016	5,550	5,740

Total U.S. Treasury Obligations (Cost $5,725)		5,740

MORTGAGE-BACKED SECURITIES 7.0%
American Home Mortgage Investment Trust
4.290% due 10/25/2034	11,560	11,384
4.440% due 02/25/2045	5,690	5,592

Arkle Master Issuer PLC
5.300% due 11/19/2007	2,000	2,001

Asset Securitization Corp.
6.920% due 02/14/2029	8	8

Banc of America Mortgage Securities, Inc.
4.250% due 04/25/2034	271	269
6.500% due 10/25/2031	326	332
7.325% due 07/20/2032	110	112
7.385% due 06/20/2031	894	899

Banc of America Structural Security Trust
5.820% due 10/11/2033	449	453

Bear Stearns Adjustable Rate Mortgage Trust
5.335% due 02/25/2033	89	90
6.085% due 01/25/2034	75	75
6.301% due 11/25/2030	31	32

Bear Stearns Alt-A Trust
5.393% due 05/25/2035	1,838	1,842

Bear Stearns Commercial Mortgage Securities
5.060% due 11/15/2016	69	69
5.910% due 02/14/2031	28	28
7.000% due 05/20/2030	1,853	2,041

Bear Stearns Mortgage Securities, Inc.
6.344% due 06/25/2030	148	144

CC Mortgage Funding Corp.
5.500% due 05/25/2036	1,882	1,883
5.570% due 08/25/2035	1,840	1,841
5.826% due 01/25/2035	1,788	1,784

Citicorp Mortgage Securities, Inc.
5.625% due 12/25/2019	29	28
6.500% due 02/25/2024	932	929

Citigroup Commercial Mortgage Trust
5.390% due 08/15/2021	9,036	9,042

Collateralized Mortgage Obligation Trust
0.000% due 09/23/2017 (c)	6	6

Commercial Mortgage Pass-Through Certificates
6.455% due 05/15/2032	6,268	6,341

Countrywide Alternative Loan Trust
5.000% due 06/25/2033	1,461	1,455
5.390% due 10/25/2046	6,523	6,528
5.470% due 05/20/2046	206	206
5.530% due 05/25/2035	4,591	4,599
5.540% due 05/25/2035	815	817
5.570% due 05/25/2035	1,239	1,241
5.600% due 02/25/2037	416	417
6.000% due 10/25/2032	597	601

See Accompanying Notes	Annual Report	March 31, 2007	63

Schedule of Investments  Mortgage Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Countrywide Home Loan Mortgage Pass-Through Trust
3.897% due 11/19/2033	$102	$100
5.590% due 05/25/2034	237	237
5.610% due 04/25/2035	2,733	2,739
5.630% due 03/25/2035	9,113	9,127
5.640% due 03/25/2035	39,062	39,167
5.650% due 02/25/2035	2,664	2,676
5.660% due 02/25/2035	84	84
5.910% due 08/25/2034	8,870	8,908
6.833% due 07/19/2031	18	18
7.129% due 11/19/2033	31	31

CS First Boston Mortgage Securities Corp.
4.832% due 04/15/2037	3,000	2,906
5.829% due 06/25/2032	28	28
7.290% due 09/15/2041	61	63

Denver Arena Trust
6.940% due 11/15/2019	9,974	10,173

DLJ Commercial Mortgage Corp.
6.410% due 02/18/2031	1,427	1,434
7.340% due 10/10/2032	5,750	6,018

DLJ Mortgage Acceptance Corp.
7.347% due 11/25/2023	18	18

Fairfax Funding Trust
6.483% due 04/02/2013	250	253

FFCA Secured Lending Corp.
8.180% due 09/18/2027	2,000	1,045
8.970% due 09/18/2027	4,000	722

Fifth Third Mortgage Loan Trust
7.165% due 11/19/2032	392	395

First Horizon Asset Securities, Inc.
5.946% due 09/25/2033	32	32

First Nationwide Trust
6.750% due 08/21/2031	639	637

First Republic Mortgage Loan Trust
5.620% due 08/15/2032	26,358	26,452
5.670% due 11/15/2031	9,485	9,522
6.245% due 11/15/2031	2,259	2,484

GMAC Commercial Mortgage Securities, Inc.
6.420% due 05/15/2035	654	661
7.151% due 12/15/2016	1,720	1,730

GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	9,321	9,286

Government Lease Trust
6.390% due 05/18/2007	235	234

Greenpoint Mortgage Funding Trust
5.540% due 06/25/2045	3,834	3,838
5.550% due 06/25/2045	13,356	13,389

GS Mortgage Securities Corp. II
6.044% due 08/15/2018	8,250	8,420

GSRPM Mortgage Loan Trust
5.720% due 11/25/2031	5,016	5,026

Harborview Mortgage Loan Trust
5.410% due 01/19/2038	2,635	2,638
5.510% due 01/19/2038	31,328	31,373
5.510% due 02/19/2046	18,265	18,251
5.540% due 05/19/2035	11,130	11,151

HSI Asset Securitization Corp. Trust
5.450% due 07/25/2035	580	580

Impac CMB Trust
5.940% due 04/25/2034	2,287	2,288
6.080% due 03/25/2033	2,982	2,984

Impac Secured Assets CMN Owner Trust
6.500% due 04/25/2032	306	305

Indymac ARM Trust
6.798% due 01/25/2032	34	33

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Indymac Index Mortgage Loan Trust
5.400% due 07/25/2046	$13,316	$13,322
5.560% due 04/25/2035	9,399	9,429

Kidder Peabody Mortgage Assets Trust
9.500% due 04/22/2018 (b)	85	19

LB Commercial Conduit Mortgage Trust
6.480% due 02/18/2030	99	99

LB Mortgage Trust
8.446% due 01/20/2017	3,320	3,644

LB-UBS Commercial Mortgage Trust
6.133% due 12/15/2030	470	489

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.400% due 09/15/2021	9,070	9,076

MASTR Asset Securitization Trust
5.500% due 09/25/2033	7,209	7,084

MASTR Reperforming Loan Trust
7.000% due 08/25/2034	406	421

Mellon Residential Funding Corp.
5.670% due 11/15/2031	4,460	4,470
5.760% due 12/15/2030	4,142	4,159
6.200% due 11/15/2031	438	443

Merrill Lynch Mortgage Investors, Inc.
0.744% due 04/25/2028 (b)	1,460	58

Merrill Lynch Mortgage Trust
1.513% due 07/12/2034 (b)	65,884	2,076

MLCC Mortgage Investors, Inc.
5.700% due 03/15/2025	477	478
6.990% due 01/25/2029	4,000	4,002

Morgan Stanley Capital I
7.500% due 08/15/2022	1,211	1,214

Mortgage Capital Funding, Inc.
6.663% due 03/18/2030	2,367	2,381

Nationslink Funding Corp.
5.670% due 11/10/2030	397	398

Nomura Asset Acceptance Corp.
7.000% due 02/19/2030	398	414

Ocwen Residential Mortgage-Backed Securities Corp.
6.815% due 06/25/2039	734	582

Prime Mortgage Trust
5.000% due 02/25/2019	37	36

Residential Accredit Loans, Inc.
5.420% due 09/25/2046	2,920	2,919

Residential Asset Mortgage Products, Inc.
6.500% due 11/25/2031	773	783

Salomon Brothers Mortgage Securities VII
7.143% due 11/25/2022	8	8

Sequoia Mortgage Trust
4.082% due 04/20/2035	9,025	8,907
5.670% due 10/19/2026	218	218
5.670% due 07/20/2033	6,018	6,043
5.700% due 10/20/2027	5,865	5,873

Starwood Commercial Mortgage Trust
6.920% due 02/03/2014	1,000	1,034

Structured Adjustable Rate Mortgage Loan Trust
5.810% due 06/25/2034	1,951	1,955

Structured Asset Mortgage Investments, Inc.
5.500% due 06/25/2036	26,947	26,991
5.530% due 04/25/2036	51,334	51,490
5.540% due 05/25/2036	4,515	4,522
5.550% due 05/25/2045	5,031	5,039
5.650% due 09/19/2032	10,508	10,532
5.670% due 03/19/2034	2,611	2,615

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.966% due 05/02/2030	$315	$314
6.132% due 05/25/2022	2,678	2,619

Structured Asset Securities Corp.
4.510% due 01/25/2034	8,269	8,306
5.000% due 05/25/2035	27,712	26,647
5.331% due 10/25/2035	1,812	1,806
6.037% due 02/25/2032	7	6
6.150% due 07/25/2032	11	11
6.375% due 08/25/2032	1,068	1,068
7.226% due 01/25/2032	680	678

Thornburg Mortgage Securities Trust
5.470% due 12/25/2036	5,069	5,074

Wachovia Bank Commercial Mortgage Trust
5.410% due 09/15/2021	4,391	4,394

Washington Mutual MSC Mortgage Pass-Through Certificates
6.500% due 09/25/2032	8,099	8,067
7.336% due 11/25/2030	1,276	1,271

Washington Mutual, Inc.
5.111% due 10/25/2032	57	57
5.510% due 04/25/2045	1,522	1,524
5.550% due 04/25/2045	417	419
5.580% due 11/25/2045	2,561	2,570
5.590% due 12/25/2027	4,640	4,642
5.610% due 10/25/2045	16,970	17,005
5.630% due 01/25/2045	13,325	13,353
5.640% due 12/25/2027	636	637
5.710% due 12/25/2045	3,024	3,034
5.720% due 07/25/2045	3,392	3,398
5.745% due 11/25/2034	7,923	7,957
5.875% due 07/25/2044	1,276	1,282
5.896% due 07/25/2046	18,072	18,163
5.896% due 08/25/2046	1,039	1,044
6.383% due 06/25/2042	2,436	2,440
6.383% due 08/25/2042	4,840	4,858

Wells Fargo Mortgage-Backed Securities Trust
3.988% due 12/25/2034	10,936	10,729

Total Mortgage-Backed Securities (Cost $648,743)		647,141

ASSET-BACKED SECURITIES 8.2%
Aames Mortgage Investment Trust
5.380% due 04/25/2036	1,170	1,171
5.720% due 10/25/2035	4,000	4,006

ABFS Mortgage Loan Trust
6.285% due 07/15/2033	2,000	2,006

Accredited Mortgage Loan Trust
5.360% due 09/25/2036	7,017	7,021

ACE Securities Corp.
5.400% due 10/25/2036	5,168	5,171
5.450% due 05/25/2036	10,000	10,005
5.520% due 06/25/2035	951	952
6.020% due 08/25/2030	111	111

Advanta Mortgage Loan Trust
5.695% due 11/25/2029	85	85

Aegis Asset-Backed Securities Trust
5.430% due 10/25/2035	79	79

AFC Home Equity Loan Trust
5.730% due 06/24/2029	923	927
5.870% due 12/26/2029	43	43

Aircraft Certificate Owner Trust
6.455% due 09/20/2022	2,623	2,620

American Express Credit Account Master Trust
5.320% due 01/18/2011	2,000	1,999
5.430% due 12/15/2009	3,550	3,553

Amortizing Residential Collateral Trust
5.590% due 06/25/2032	95	95

64	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.610% due 07/25/2032	$736	$738
5.670% due 10/25/2031	557	558

Amresco Residential Securities Mortgage Loan Trust
5.815% due 06/25/2028	253	253
5.875% due 06/25/2027	1,221	1,222
5.950% due 09/25/2028	2,257	2,259
6.260% due 06/25/2029	227	234

Argent Securities, Inc.
5.380% due 05/25/2036	1,821	1,822
5.400% due 01/25/2036	333	334

Asset-Backed Funding Certificates
5.360% due 09/25/2036	6,518	6,522
6.340% due 03/25/2032	1,824	1,826

Asset-Backed Securities Corp. Home Equity
5.380% due 05/25/2036	10,312	10,319
5.380% due 07/25/2036	1,780	1,781
5.430% due 11/25/2035	567	567
5.840% due 06/15/2031	332	334

Bank One Issuance Trust
5.360% due 02/16/2010	1,000	1,001
5.440% due 06/15/2010	1,000	1,001

Bear Stearns Asset-Backed Securities, Inc.
5.490% due 12/25/2042	89	89
5.520% due 09/25/2034	1,445	1,447
5.610% due 02/25/2026	287	287
5.920% due 10/25/2032	956	960
5.970% due 02/25/2034	439	441
6.070% due 11/25/2042	2,406	2,426

Carrington Mortgage Loan Trust
5.360% due 05/25/2036	5,876	5,879
5.400% due 01/25/2036	5,150	5,154

CDC Mortgage Capital Trust
6.370% due 01/25/2033	3,043	3,046

Centex Home Equity
5.470% due 06/25/2035	1,807	1,808
5.620% due 01/25/2032	167	167
6.170% due 01/25/2032	2,025	2,027

Charming Shoppes Master Trust
5.650% due 05/15/2014	6,000	6,065

Chase Credit Card Master Trust
5.420% due 10/15/2009	1,105	1,106
5.670% due 02/15/2011	7,000	7,043

Chase Funding Mortgage Loan Asset-Backed Certificates
5.960% due 08/25/2032	1,313	1,314
5.980% due 11/25/2032	2,171	2,173

Chase Issuance Trust
5.340% due 07/15/2010	945	946

CIT Group Home Equity Loan Trust
5.590% due 06/25/2033	2,718	2,724
5.610% due 03/25/2033	516	517
5.970% due 12/25/2031	1,652	1,659

Citigroup Mortgage Loan Trust, Inc.
5.360% due 08/25/2036	5,647	5,650

Community Program Loan Trust
4.500% due 10/01/2018	1,038	1,025

Conseco Finance
6.020% due 08/15/2033	4,047	4,053
6.820% due 05/15/2032	1,703	1,710

Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	15,700	13,127
8.200% due 02/01/2032	40,000	34,905
8.400% due 02/01/2032	2,717	394

Countrywide Asset-Backed Certificates
5.350% due 01/25/2046	12,140	12,140
5.370% due 01/25/2037	7,761	7,766
5.380% due 03/25/2037	7,251	7,255

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.390% due 06/25/2036	$1,936	$1,937
5.430% due 10/25/2046	2,262	2,263
5.510% due 01/25/2036	2,101	2,102
5.530% due 10/25/2035	551	552
5.770% due 06/25/2033	902	908

Credit-Based Asset Servicing & Securitization LLC
5.470% due 10/25/2036	3,711	3,714
5.660% due 10/25/2030	344	345
5.950% due 06/25/2032	410	410

CS First Boston Mortgage Securities Corp.
5.680% due 05/25/2044	3,196	3,198

Delta Funding Home Equity Loan Trust
6.140% due 09/15/2029	22	22

Embarcadero Aircraft Securitization Trust
6.420% due 08/15/2025 (a)	9,100	137

EMC Mortgage Loan Trust
5.690% due 05/25/2040	1,418	1,422

Equifirst Mortgage Loan Trust
5.540% due 04/25/2035	4,094	4,098
5.560% due 01/25/2034	565	566

FBR Securitization Trust
5.440% due 10/25/2035	114	114

First Franklin Mortgage Loan Asset-Backed Certificates
5.370% due 11/25/2036	22,631	22,643
5.700% due 10/25/2034	5,320	5,327

First International Bank N.A.
5.870% due 03/15/2027	4,658	3,282
5.900% due 04/15/2026	447	197

First North American National Bank
5.640% due 07/16/2011	15,000	15,022

First Plus Home Loan Trust
7.670% due 05/10/2024	2,117	2,191

Fremont Home Loan Trust
5.490% due 01/25/2036	2,425	2,427

GE-WMC Mortgage Securities LLC
5.360% due 08/25/2036	3,296	3,299
5.420% due 12/25/2035	150	151

GMAC Mortgage Corp. Loan Trust
5.560% due 01/25/2029	2,481	2,485

Green Tree Financial Corp.
6.240% due 11/01/2016	4,964	5,038
7.060% due 02/01/2031	7,000	6,012
7.400% due 06/15/2027	4,107	4,285
7.550% due 01/15/2029	466	493
8.000% due 07/15/2018	1,585	1,553
8.050% due 10/15/2027	571	596
9.100% due 04/15/2025	3,278	3,438

GSAMP Trust
5.390% due 06/25/2036	19,206	19,219
5.390% due 09/25/2036	5,813	5,817
5.440% due 12/25/2035	2,000	2,000
5.470% due 10/25/2036	10,000	10,005

GSRPM Mortgage Loan Trust
5.700% due 09/25/2042	2,639	2,646

HFC Home Equity Loan Asset-Backed Certificates
5.670% due 09/20/2033	2,578	2,586

Home Equity Asset Trust
5.410% due 10/25/2035	141	141
5.480% due 05/25/2036	8,000	8,005

IMC Home Equity Loan Trust
6.880% due 11/20/2028	481	479
7.520% due 08/20/2028	101	101

Indymac Residential Asset-Backed Trust
5.410% due 03/25/2036	3,680	3,683

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Irwin Home Equity
6.220% due 02/25/2029	$2,453	$2,460

JPMorgan Mortgage Acquisition Corp.
5.390% due 03/25/2036	2,194	2,195
5.400% due 08/25/2036	4,877	4,879
5.440% due 09/25/2035	418	419
5.530% due 06/25/2035	1,739	1,742

Lehman XS Trust
5.400% due 06/25/2046	7,262	7,265
5.400% due 07/25/2046	2,421	2,422
5.400% due 08/25/2046	10,273	10,281
5.410% due 05/25/2046	2,137	2,138

Long Beach Mortgage Loan Trust
5.350% due 06/25/2036	15,876	15,888
5.380% due 04/25/2036	3,465	3,468
5.400% due 02/25/2036	2,595	2,597
5.410% due 01/25/2036	8,524	8,531
6.745% due 03/25/2032	4,721	4,790

MASTR Asset-Backed Securities Trust
5.380% due 10/25/2036	1,673	1,674
5.430% due 11/25/2035	2,207	2,209

MBNA Credit Card Master Note Trust
5.505% due 09/15/2010	2,000	2,005

Merrill Lynch Mortgage Investors, Inc.
5.380% due 10/25/2037	6,193	6,197
5.400% due 09/25/2037	10,955	10,961

Mesa Trust Asset-Backed Certificates
5.720% due 12/25/2031	1,786	1,790

Mid-State Trust
6.340% due 10/15/2036	1,995	2,034
7.340% due 07/01/2035	1,184	1,265
7.400% due 07/01/2035	51	54
7.790% due 07/01/2035	68	72
7.791% due 03/15/2038	2,516	2,709
8.330% due 04/01/2030	13,739	14,499

Morgan Stanley ABS Capital I
5.350% due 06/25/2036	101	101
5.360% due 04/25/2036	2,086	2,088
5.360% due 07/25/2036	8,787	8,792
5.360% due 09/25/2036	387	387
5.390% due 03/25/2036	427	427
5.400% due 12/25/2035	432	432
5.420% due 10/25/2036	5,000	4,999

Morgan Stanley Capital I
5.390% due 02/25/2036	5,379	5,382

Morgan Stanley Home Equity Loans
5.430% due 08/25/2035	1,753	1,755

Nelnet Student Loan Trust
5.450% due 07/25/2016	1,804	1,807

New Century Home Equity Loan Trust
5.660% due 02/25/2035	103	103

NPF XII, Inc.
2.200% due 12/01/2003 (a)	13,800	64
2.232% due 10/01/2003 (a)	49,000	228
2.462% due 11/01/2003 (a)	3,000	14

Oakwood Mortgage Investors, Inc.
5.695% due 03/15/2018	1,546	1,360
7.500% due 01/15/2021	1,307	1,314

Option One Mortgage Loan Trust
5.920% due 01/25/2032	417	417

Origen Manufactured Housing
7.650% due 03/15/2032	13,200	13,375

Ownit Mortgage Loan Asset-Backed Certificates
5.380% due 03/25/2037	2,414	2,416

Preferred Credit Corp.
7.590% due 07/25/2026	263	262

See Accompanying Notes	Annual Report	March 31, 2007	65

Schedule of Investments  Mortgage Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Quest Trust
5.760% due 09/25/2034	$1,334	$1,335
5.970% due 09/25/2034	889	890

Renaissance Home Equity Loan Trust
5.760% due 08/25/2033	749	751
5.820% due 12/25/2033	6,110	6,148
6.120% due 08/25/2032	3,000	3,024

Residential Asset Mortgage Products, Inc.
5.400% due 01/25/2036	743	743
5.400% due 02/25/2036	2,311	2,312
5.400% due 10/25/2036	7,469	7,473
5.440% due 10/25/2036	14,221	14,229

Residential Asset Securities Corp.
5.380% due 04/25/2036	3,832	3,835
5.390% due 11/25/2036	9,205	9,212
5.400% due 10/25/2036	6,130	6,134
5.420% due 10/25/2035	740	740
5.820% due 07/25/2032	3,190	3,193
5.900% due 06/25/2033	361	361
5.920% due 06/25/2032	239	239

Residential Funding Mortgage Securities II, Inc.
8.350% due 12/25/2024	1,387	1,382
8.350% due 03/25/2025	283	282

Residential Mortgage Loan Trust
6.875% due 09/25/2029	297	297

SACO I, Inc.
5.580% due 06/25/2036	2,767	2,769

Salomon Brothers Mortgage Securities VII
6.275% due 01/25/2032	382	383
6.295% due 10/25/2028	722	723
6.930% due 08/25/2028	907	904

Saxon Asset Securities Trust
5.380% due 11/25/2036	7,980	7,984
5.570% due 03/25/2032	2,106	2,108
5.660% due 12/26/2034	2,183	2,187

Securitized Asset-Backed Receivables LLC Trust
5.380% due 03/25/2036	2,776	2,778

SLM Student Loan Trust
5.370% due 01/26/2015	1,041	1,042

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SMS Student Loan Trust
5.670% due 10/27/2025	$438	$436

Soundview Home Equity Loan Trust
5.420% due 10/25/2036	1,941	1,943
5.430% due 11/25/2035	2,334	2,336
5.550% due 06/25/2035	2,508	2,510

Specialty Underwriting & Residential Finance
5.370% due 09/25/2037	37,122	37,143
5.660% due 01/25/2034	289	289

Structured Asset Investment Loan Trust
5.400% due 01/25/2036	2,801	2,802
5.430% due 08/25/2035	380	380

Structured Asset Securities Corp.
5.370% due 10/25/2036	12,860	12,867
5.440% due 02/25/2036	3,000	3,001
5.450% due 12/25/2035	2,394	2,396
5.610% due 01/25/2033	17	17
5.720% due 05/25/2034	1,571	1,579
6.370% due 01/25/2033	1,486	1,487

Terwin Mortgage Trust
5.500% due 07/25/2036	45	45

Trapeza CDO I LLC
6.038% due 11/16/2034	1,000	995

Triton Aviation Finance
8.320% due 06/15/2025 (a)	4,500	0

UCFC Manufactured Housing Contract
7.900% due 01/15/2028	2,500	1,162

Vanderbilt Mortgage Finance
7.905% due 02/07/2026	122	128

Wells Fargo Home Equity Trust
5.430% due 11/25/2035	16,475	16,485
5.560% due 10/25/2035	50,000	50,065
5.570% due 12/25/2035	18,500	18,520

Total Asset-Backed Securities (Cost $829,912)		761,138

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 2.5%

REPURCHASE AGREEMENTS 1.5%
Lehman Brothers, Inc.
5.150% due 04/02/2007	$137,000	$137,000

(Dated 03/30/2007. Collateralized by U.S. Treasury Notes 4.625% due 11/15/2016 valued at $139,575. Repurchase proceeds are $137,059.)

TRI-PARTY REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
4.900% due 04/02/2007	6,000	6,000

(Dated 03/30/2007. Collateralized by Freddie Mac 5.250% due 10/19/2015 valued at $6,120. Repurchase proceeds are $6,002.)

U.S. TREASURY BILLS 0.9%
4.959% due 05/31/2007 - 06/14/2007 (d)(e)(i)	87,010	86,070

Total Short-Term Instruments (Cost $229,150)		229,070

PURCHASED OPTIONS (k) 0.0%
(Cost $5,590)		4,968

Total Investments (g) 166.9% (Cost $15,538,896)		$15,495,861

Written Options (l) (0.0%) (Premiums $5,597)		(4,607)

Other Assets and Liabilities (Net) (66.9%)		(6,207,112)

Net Assets 100.0%		$9,284,142

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	Principal only security.
(d)	Coupon represents a weighted average rate.
(e)	Securities with an aggregate market value of $75,911 have been pledged as collateral for swap and swaption contracts on March 31, 2007.
(f)	Securities with an aggregate market value of $218,498 have been pledged as collateral for delayed-delivery mortgage-backed securities on March 31, 2007.
(g)	As of March 31, 2007, portfolio securities with an aggregate value of $47,570 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(h)	The average amount of borrowing outstanding during the period ended March 31, 2007 was $1,579,729 at a weighted average interest rate of 5.290%. On March 31, 2007 securities valued at $3,388,689 were pledged as collateral for reverse repurchase agreements.
(i)	Securities with an aggregate market value of $10,159 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	10,618	$3,794
90-Day Eurodollar June Futures	Long	06/2007	2,725	(668)
90-Day Eurodollar June Futures	Short	06/2008	7,753	(12,293)
U.S. Treasury 10-Year Note June Futures	Short	06/2007	2,913	1,801

				$(7,366)

66	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2007

(j)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Buckingham CDO Ltd. floating rate based on 1-Month USD-LIBOR plus 1.600% due 04/05/2041	Buy	(1.250%	)	04/05/2041	$2,000	$176
Bank of America	Topanga CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.700% due 01/10/2045	Buy	(1.580%	)	01/10/2045	3,500	342
Bank of America	TABS Ltd. floating rate based on 3-Month USD-LIBOR plus 1.275% due 08/07/2045	Buy	(4.200%	)	08/07/2045	1,500	86
Bank of America	Topanga CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.275% due 03/08/2040	Buy	(4.300%	)	08/07/2045	2,500	250
Bank of America	Vertical CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.650% due 02/09/2046	Buy	(1.690%	)	02/09/2046	5,000	534
Bank of America	Longshore CDO Funding Ltd. floating rate based on 3-Month USD-LIBOR plus 2.900% due 05/03/2046	Buy	(3.530%	)	05/03/2046	2,000	382
Bank of America	Kent Funding Ltd. floating rate based on 3-Month USD-LIBOR plus 1.550% due 05/08/2046	Buy	(1.830%	)	05/08/2046	4,000	269
Bank of America	Furlong CDO floating rate based on 3-Month USD-LIBOR plus 2.950% due 10/11/2046	Buy	(3.730%	)	10/11/2046	5,000	312
Bank of America	Kefton CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.350% due 01/09/2047	Buy	(1.750%	)	01/09/2047	8,000	2,047
Bank of America	Cairn Mezzanine ABS CDO PLC floating rate based on 3-Month USD-LIBOR plus 3.250% due 02/13/2047	Buy	(3.750%	)	02/13/2047	5,000	788
Bank of America	Midori CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.300% due 02/15/2047	Buy	(1.730%	)	02/15/2047	3,000	443
Bank of America	Pampelonne CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.400% due 11/11/2051	Buy	(1.750%	)	11/11/2051	2,000	237
Barclays Bank PLC	Long Beach Mortgage Loan Trust floating rate based on 1-Month USD-LIBOR plus 1.400% due 02/25/2034	Buy	(0.490%	)	02/25/2034	4,000	(21)
Barclays Bank PLC	Specialty Underwriting & Residential Finance Trust floating rate based on 1-Month USD-LIBOR plus 1.300% due 02/25/2035	Buy	(0.590%	)	02/25/2035	4,000	(11)
Barclays Bank PLC	Structured Asset Investment Loan Trust floating rate based on 1-Month USD-LIBOR plus 0.820% due 02/25/2035	Buy	(0.610%	)	02/25/2035	4,000	90
Barclays Bank PLC	First Franklin Mortgage Loan Asset-Backed Certificates floating rate based on 1-Month USD-LIBOR plus 1.350% due 03/25/2036	Buy	(0.870%	)	03/25/2036	5,000	652
Barclays Bank PLC	Accredited Mortgage Loan Trust floating rate based on 1-Month USD-LIBOR plus 1.150% due 04/25/2036	Buy	(1.000%	)	04/25/2036	5,000	509
Barclays Bank PLC	Morgan Stanley ABS Capital I floating rate based on 1-Month USD-LIBOR plus 1.050% due 07/25/2036	Sell	1.670%		07/25/2036	5,000	133
Barclays Bank PLC	Camber floating rate based on 3-Month USD-LIBOR plus 1.330% due 07/12/2043	Buy	(1.400%	)	06/28/2046	2,000	414
Bear Stearns & Co., Inc.	Avenue CLO Fund Ltd. Floating rate based on 3-Month USD-LIBOR plus 1.650% due 07/20/2018	Buy	(1.750%	)	07/20/2018	5,000	(4)
Bear Stearns & Co., Inc.	Merrill Lynch Mortgage Trust 5.244% due 11/12/2037	Buy	(1.150%	)	11/12/2037	4,000	(8)
Bear Stearns & Co., Inc.	KLIO Funding Ltd. floating rate based on 3-Month USD-LIBOR plus 1.800% due 04/23/2039	Buy	(1.700%	)	04/23/2039	4,000	187
Bear Stearns & Co., Inc.	Trinity CDO, Inc. floating rate based on 3-Month USD-LIBOR plus 1.600% due 03/08/2040	Buy	(1.700%	)	03/08/2040	1,000	103
Bear Stearns & Co., Inc.	LB-UBS Commercial Mortgage Trust 5.404% due 09/15/2040	Buy	(1.170%	)	09/15/2040	4,000	(10)
Bear Stearns & Co., Inc.	BFC Genesee CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.650% due 01/10/2041	Buy	(1.450%	)	01/10/2041	2,500	213
Bear Stearns & Co., Inc.	Lancer Funding Ltd. floating rate based on 3-Month USD-LIBOR plus 3.250% due 04/06/2046	Buy	(2.900%	)	04/06/2046	7,500	1,032
Bear Stearns & Co., Inc.	Midori CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 3.100% due 02/15/2047	Buy	(4.030%	)	02/15/2047	3,000	495
Citibank N.A.	Commercial Industrial Finance Corp. floating rate based on 3-Month USD-LIBOR plus 1.600% due 10/20/2020	Buy	(2.150%	)	10/20/2020	5,000	(5)
Citibank N.A.	Residential Asset Mortgage Products, Inc. floating rate based on 1-Month USD-LIBOR plus 2.450% due 02/25/2036	Sell	3.550%		02/25/2036	5,000	179
Credit Suisse First Boston	Topanga CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.450% due 12/10/2046	Buy	(2.120%	)	12/10/2046	10,000	843
Deutsche Bank AG	Morgan Stanley ABS Capital I floating rate based on 1-Month USD-LIBOR plus 1.050% due 07/25/2036	Buy	(1.100%	)	07/25/2036	5,000	(5)
Deutsche Bank AG	Commercial Mortgage-Backed Index	Sell	1.340%		10/12/2052	8,000	(189)
Goldman Sachs & Co.	Telos CLO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.700% due 10/11/2021	Buy	(2.500%	)	10/11/2021	1,500	(2)
Goldman Sachs & Co.	Novastar Home Equity Loan floating rate based on 1-Month USD-LIBOR plus 3.500% due 09/25/2034	Buy	(2.200%	)	09/25/2034	10,000	(1)
Goldman Sachs & Co.	Home Equity Asset Trust floating rate based on 1-Month USD-LIBOR plus 3.500% due 12/25/2034	Buy	(2.200%	)	12/25/2034	10,000	1,369
Goldman Sachs & Co.	Topanga CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.275% due 03/08/2040	Buy	(3.900%	)	03/08/2040	1,500	202
Goldman Sachs & Co.	Vertical CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.450% due 04/01/2045	Buy	(1.325%	)	04/01/2045	2,000	58

See Accompanying Notes	Annual Report	March 31, 2007	67

Schedule of Investments  Mortgage Portfolio  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co.	Octagon Investment Partners X Ltd. floating rate based on 3-Month USD-LIBOR plus 1.400% due 10/18/2020	Buy	(1.850%	)	10/18/2020	$1,000	$(1)
JPMorgan Chase & Co.	Encore Credit Receivables Trust floating rate based on 1-Month USD-LIBOR plus 1.350% due 10/25/2035	Buy	(1.500%	)	10/25/2035	3,000	(4)
JPMorgan Chase & Co.	Montrose Harbor CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.380% due 12/05/2051	Buy	(1.750%	)	12/05/2051	2,500	417
Lehman Brothers, Inc.	Saratoga CLO I Ltd. floating rate based on 3-Month USD-LIBOR plus 1.480% due 12/15/2019	Buy	(1.880%	)	12/15/2019	3,000	(2)
Lehman Brothers, Inc.	Encore Credit Receivables Trust floating rate based on 1-Month USD-LIBOR plus 1.350% due 10/25/2035	Sell	1.630%		10/25/2035	3,000	15
Lehman Brothers, Inc.	Securitized Asset-Backed Receivables LLC Trust floating rate based on 1-Month USD-LIBOR plus 1.400% due 10/25/2035	Buy	(0.940%	)	10/25/2035	10,000	730
Lehman Brothers, Inc.	Residential Asset Securities Corp. floating rate based on 1-Month USD-LIBOR plus 1.200% due 04/25/2036	Buy	(1.090%	)	04/25/2036	5,000	867
Lehman Brothers, Inc.	Topanga CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.600% due 03/08/2040	Buy	(2.420%	)	03/08/2040	5,000	307
Lehman Brothers, Inc.	Altius Funding Ltd. floating rate based on 1-Month USD-LIBOR plus 1.500% due 12/05/2040	Buy	(1.450%	)	12/05/2040	6,931	551
Lehman Brothers, Inc.	Altius Funding Ltd. floating rate based on 1-Month USD-LIBOR plus 2.750% due 12/05/2040	Buy	(3.250%	)	12/05/2040	6,596	700
Lehman Brothers, Inc.	GSC ABS CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.750% due 11/12/2045	Buy	(1.400%	)	11/12/2045	9,000	656
Lehman Brothers, Inc.	Vertical CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 3.350% due 02/09/2046	Buy	(3.200%	)	02/09/2046	2,500	263
Lehman Brothers, Inc.	Citius Funding Ltd. floating rate based on 1-Month USD-LIBOR plus 1.370% due 05/05/2046	Buy	(1.440%	)	05/05/2046	11,347	1,430
Lehman Brothers, Inc.	RFC CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 2.900% due 07/15/2051	Buy	(3.100%	)	07/15/2051	5,000	517
Merrill Lynch & Co., Inc.	JPMorgan Mortgage Acquisition Corp. floating rate based on 1-month USD-LIBOR plus 2.350% due 05/25/2035	Buy	(1.880%	)	05/25/2035	5,000	1,036
Merrill Lynch & Co., Inc.	Residential Asset Mortgage Products, Inc. floating rate based on 1-Month USD-LIBOR plus 2.450% due 02/25/2036	Buy	(2.370%	)	02/25/2036	5,000	(12)
Merrill Lynch & Co., Inc.	First Franklin Mortgage Loan Asset-Backed Certificates floating rate based on 1-Month USD-LIBOR plus 2.800% due 03/25/2036	Buy	(1.900%	)	03/25/2036	5,000	911
Merrill Lynch & Co., Inc.	Soundview Home Equity Loan Trust floating rate based on 1-Month USD-LIBOR plus 1.100% due 07/25/2036	Buy	(1.050%	)	07/25/2036	5,000	370
Merrill Lynch & Co., Inc.	Altius Funding Ltd. floating rate based on 3-Month USD-LIBOR plus 1.400% due 12/09/2040	Buy	(1.230%	)	12/09/2040	3,000	265
Merrill Lynch & Co., Inc.	Avanti Funding Ltd. floating rate based on 3-Month USD-LIBOR plus 1.350% due 06/06/2046	Buy	(1.450%	)	06/06/2046	5,000	781
Merrill Lynch & Co., Inc.	Avanti Funding Ltd. floating rate based on 3-Month USD-LIBOR plus 3.250% due 06/06/2046	Buy	(3.450%	)	06/06/2046	5,000	657
Merrill Lynch & Co., Inc.	Bering CDO Ltd. floating rate based on 1-Month USD-LIBOR plus 3.250% due 09/07/2046	Buy	(3.270%	)	09/07/2046	2,500	396
Merrill Lynch & Co., Inc.	Kleros Preferred Funding Ltd. floating rate based on 3-Month USD-LIBOR plus 3.150% due 10/01/2050	Buy	(3.400%	)	10/01/2050	5,000	664
Merrill Lynch & Co., Inc.	Buckingham CDO Ltd. floating rate based on 1-Month USD-LIBOR plus 1.250% due 09/05/2051	Buy	(1.530%	)	09/05/2051	5,000	544
Morgan Stanley	Morgan Stanley ABS Capital I floating rate based on 1-Month USD-LIBOR plus 1.700% due 12/27/2033	Buy	(0.540%	)	12/27/2033	4,000	(5)
Royal Bank of Scotland Group PLC	Home Equity Asset Trust floating rate based on 1-Month USD-LIBOR plus 1.200% due 08/25/2036	Buy	(1.500%	)	08/25/2036	5,000	886
UBS Warburg LLC	Long Beach Mortgage Loan Trust floating rate based on 1-Month USD-LIBOR plus 1.450% due 02/25/2036	Buy	(1.270%	)	02/25/2036	5,000	1,657
UBS Warburg LLC	CS First Boston Mortgage Securities Corp. 5.250% due 7/15/2037	Buy	(1.080%	)	07/15/2037	10,000	41
UBS Warburg LLC	Merrill Lynch Mortgage Trust 5.355% due 06/12/2043	Buy	(1.080%	)	06/12/2043	10,000	40
Wachovia Bank N.A.	Race Point CLO floating rate based on 3-Month USD-LIBOR plus 1.650% due 04/15/2020	Buy	(1.950%	)	04/15/2020	2,000	(1)
Wachovia Bank N.A.	Ridgeway Court Funding Ltd. floating rate based on 3-Month USD-LIBOR plus 1.350% due 11/05/2046	Buy	(3.250%	)	11/05/2046	6,500	784
Wachovia Bank N.A.	IXIS ABS CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.450% due 12/13/2046	Buy	(1.690%	)	12/13/2046	2,000	263

							$27,812

68	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2007

Credit Default Swaps (Asset-Backed Indices)
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Home Equity Index BBB Rating 2006-2	Buy	(0.540%	)	07/25/2045	$25,000	$791
Bank of America	Home Equity Index BBB Rating 2006-2	Sell	0.540%		07/25/2045	25,000	(81)
Bank of America	Home Equity Index BBB Rating 2006-2	Sell	1.540%		07/25/2045	52,500	(1,875)
Bank of America	Home Equity Index BBB Rating 2006-2	Buy	(1.330%	)	05/25/2046	11,000	418
Bank of America	Home Equity Index BBB Rating 2006-2	Buy	(0.440%	)	05/25/2046	15,000	69
Barclays Bank PLC	Home Equity Index BBB Rating 2006-2	Buy	(1.540%	)	07/25/2045	25,000	2,331
Barclays Bank PLC	Home Equity Index BBB Rating 2006-2	Buy	(1.330%	)	05/25/2046	1,000	212
Bear Stearns & Co., Inc.	Home Equity Index BBB Rating 2006-2	Buy	(1.540%	)	07/25/2045	25,000	2,251
Bear Stearns & Co., Inc.	Home Equity Index BBB Rating 2006-2	Buy	(0.540%	)	07/25/2045	10,000	316
Bear Stearns & Co., Inc.	Home Equity Index BBB Rating 2006-2	Sell	2.670%		07/25/2045	3,000	(501)
Bear Stearns & Co., Inc.	Home Equity Index BBB Rating 2006-2	Buy	(2.420%	)	05/25/2046	74,000	12,602
Bear Stearns & Co., Inc.	Home Equity Index BBB Rating 2006-2	Buy	(1.330%	)	05/25/2046	21,000	814
Bear Stearns & Co., Inc.	Home Equity Index BBB Rating 2006-2	Buy	(0.440%	)	05/25/2046	25,000	1,474
Bear Stearns & Co., Inc.	Home Equity Index BBB Rating 2006-2	Sell	2.420%		05/25/2046	56,500	(8,502)
Citibank N.A.	Home Equity Index BBB Rating 2006-2	Buy	(1.540%	)	07/25/2045	85,000	7,228
Citibank N.A.	Home Equity Index BBB Rating 2006-2	Buy	(0.540%	)	07/25/2045	25,000	869
Citibank N.A.	Home Equity Index BBB Rating 2006-2	Sell	1.540%		07/25/2045	4,000	(356)
Citibank N.A.	Home Equity Index BBB Rating 2006-2	Buy	(2.420%	)	05/25/2046	15,000	(313)
Citibank N.A.	Home Equity Index BBB Rating 2006-2	Sell	1.330%		05/25/2046	33,000	(247)
Credit Suisse First Boston	Home Equity Index BBB Rating 2006-2	Buy	(1.540%	)	07/25/2045	25,000	2,136
Credit Suisse First Boston	Home Equity Index BBB Rating 2006-2	Sell	1.540%		07/25/2045	22,000	(188)
Credit Suisse First Boston	Home Equity Index BBB Rating 2006-2	Sell	2.670%		07/25/2045	45,000	(2,027)
Credit Suisse First Boston	Home Equity Index BBB Rating 2006-2	Buy	(1.330%	)	05/25/2046	26,000	602
Credit Suisse First Boston	Home Equity Index BBB Rating 2006-2	Buy	(0.440%	)	05/25/2046	25,000	1,302
Credit Suisse First Boston	Home Equity Index BBB Rating 2006-2	Sell	1.330%		05/25/2046	1,000	(102)
Goldman Sachs & Co.	Home Equity Index BBB Rating 2006-2	Buy	(1.540%	)	07/25/2045	27,500	997
Goldman Sachs & Co.	Home Equity Index BBB Rating 2006-2	Sell	0.540%		07/25/2045	50,000	(1,676)
Goldman Sachs & Co.	Home Equity Index BBB Rating 2006-2	Sell	0.110%		05/25/2046	7,000	(42)
Goldman Sachs & Co.	Home Equity Index BBB Rating 2006-2	Sell	0.440%		05/25/2046	100,000	(5,380)
Goldman Sachs & Co.	Home Equity Index BBB Rating 2006-2	Sell	1.330%		05/25/2046	23,500	(3,729)
Goldman Sachs & Co.	Home Equity Index BBB Rating 2006-2	Sell	2.420%		05/25/2046	85,500	(6,989)
JPMorgan Chase & Co.	Home Equity Index BBB Rating 2006-2	Buy	(1.540%	)	07/25/2045	111,000	9,832
JPMorgan Chase & Co.	Home Equity Index BBB Rating 2006-2	Buy	(1.330%	)	05/25/2046	17,000	3,601
JPMorgan Chase & Co.	Home Equity Index BBB Rating 2006-2	Sell	0.110%		05/25/2046	3,000	(17)
JPMorgan Chase & Co.	Home Equity Index BBB Rating 2006-2	Sell	1.330%		05/25/2046	12,000	(2,280)
JPMorgan Chase & Co.	Home Equity Index BBB Rating 2006-2	Sell	2.420%		05/25/2046	9,000	(2,094)
Lehman Brothers, Inc.	Home Equity Index BBB Rating 2006-2	Buy	(1.540%	)	07/25/2045	50,000	4,427
Lehman Brothers, Inc.	Home Equity Index BBB Rating 2006-2	Buy	(0.540%	)	07/25/2045	10,000	320
Lehman Brothers, Inc.	Home Equity Index BBB Rating 2006-2	Buy	(2.420%	)	05/25/2046	3,500	15
Lehman Brothers, Inc.	Home Equity Index BBB Rating 2006-2	Sell	1.330%		05/25/2046	48,000	(5,347)
Merrill Lynch & Co., Inc.	Home Equity Index BBB Rating 2006-2	Sell	1.330%		05/25/2046	35,500	(3,771)
Morgan Stanley	Home Equity Index BBB Rating 2006-2	Sell	1.540%		07/25/2045	8,000	(693)
Royal Bank of Scotland Group PLC	Home Equity Index BBB Rating 2006-2	Buy	(1.330%	)	05/25/2046	19,500	4,137
Royal Bank of Scotland Group PLC	Home Equity Index BBB Rating 2006-2	Buy	(0.440%	)	05/25/2046	25,000	1,302
UBS Warburg LLC	Home Equity Index BBB Rating 2006-2	Buy	(0.540%	)	07/25/2045	5,000	163
UBS Warburg LLC	Home Equity Index BBB Rating 2006-2	Sell	1.540%		07/25/2045	157,000	(10,173)
UBS Warburg LLC	Home Equity Index BBB Rating 2006-2	Sell	1.330%		05/25/2046	113,000	(19,724)

							$(17,898)

(1) If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	3-Month USD-LIBOR	Receive	5.000%	12/15/2014	$6,800	$238
Bank of America	3-Month USD-LIBOR	Receive	5.000%	06/20/2017	2,800	64
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2012	152,500	(1,060)
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017	112,400	2,352
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	06/20/2014	4,000	(24)
Lehman Brothers, Inc.	3-Month USD-LIBOR with 6.150% interest rate cap	Receive	Premium Amount of $2,211	10/01/2011	39,000	(2,017)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	06/20/2014	5,700	(33)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017	5,900	134
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2009	11,500	(11)

						$(357)

See Accompanying Notes	Annual Report	March 31, 2007	69

Schedule of Investments Mortgage Portfolio (Cont.)	March 31, 2007

(k)	Purchased options outstanding on March 31, 2007:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	$924,000	$5,590	$4,968

(l)	Written options outstanding on March 31, 2007:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	$420,000	$5,597	$4,607

(m)	Short sales outstanding on March 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.000%	04/01/2022	$762,300	$753,867	$751,818
Fannie Mae	5.000%	04/01/2037	1,403,300	1,360,188	1,355,939
Fannie Mae	5.000%	05/01/2037	727,300	704,890	702,754
Fannie Mae	5.500%	04/01/2037	238,700	236,436	236,239
Fannie Mae	5.500%	05/01/2037	220,000	218,556	217,662
Freddie Mac	5.000%	04/01/2037	72,000	69,885	69,592
Freddie Mac	5.500%	04/01/2037	555,000	551,705	549,277
Ginnie Mae	5.500%	04/01/2037	44,500	44,465	44,264

				$3,939,992	$3,927,545

70	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

Schedule of Investments Municipal Sector Portfolio	March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS & NOTES 133.8%

ARKANSAS 1.2%
University of Central Arkansas Revenue Notes, (FGIC Insured), Series 2004
5.000% due 11/01/2010	$410	$424
5.000% due 11/01/2011	840	862
5.000% due 11/01/2012	880	903
5.000% due 11/01/2013	925	949

		3,138

CALIFORNIA 13.2%
Anaheim, California Public Financing Authority Revenue Bonds, (FSA Insured), Series 1997
0.000% due 09/01/2035	5,000	1,370

California State Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Bonds, Series 2003
5.200% due 11/15/2022	5,000	5,230

California State Hollister Joint Powers Financing Authority Revenue Bonds, (FSA Insured), Series 2006
4.500% due 06/01/2037	1,870	1,849

California State University Revenue Bonds, (FSA Insured), Series 2007
4.500% due 11/01/2044	14,075	13,873

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
6.250% due 06/01/2033	3,600	3,979
7.900% due 06/01/2042	1,600	1,967

Norco, California Redevelopment Agency Tax Allocation Bonds, (RADIAN Insured), Series 2004
5.000% due 03/01/2032	1,000	1,029

Southern California State Public Power Authority Revenue Bonds, (FGIC Insured), Series 1988
0.000% due 07/01/2014	8,155	6,205

		35,502

COLORADO 7.6%
Colorado State Certificate of Participation Bonds, (MBIA Insured), Series 2005
5.000% due 11/01/2030 (c)	8,000	8,462

Dawson Ridge, Colorado Metropolitan District No. 1 General Obligation Bonds, Series 1992
0.000% due 10/01/2022	2,930	1,495

El Paso County, Colorado Single-Family Mortgage Revenue Bonds, Series 1984
0.000% due 09/01/2015	2,000	1,437

Regional Transportation District of Colorado Revenue Bonds, (AMBAC Insured), Series 2006
4.500% due 11/01/2032	9,085	9,099

		20,493

FLORIDA 2.1%
Palm Beach County, Florida Solid Waste Authority Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 10/01/2014	7,000	5,230

Reedy Creek, Florida Improvement District Revenue Bonds, (MBIA Insured) Series 2003
5.250% due 10/01/2013	500	543

		5,773

IDAHO 0.4%
Idaho State Health Facilities Authority Revenue Bonds, (RADIAN Insured), Series 2005
5.000% due 09/01/2035	1,000	1,034

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ILLINOIS 7.8%
Boone & Winnebago Counties, Illinois Community Unit General Obligation Notes, (FGIC Insured), Series 2003
0.000% due 01/01/2012	$1,120	$932

Boone McHenry & Dekalb Counties, Illinois Community Unit School Dist No. 100 General Obligation Bonds, (MBIA Insured), Series 2005
0.000% due 12/01/2019	5,195	3,032
0.000% due 12/01/2020	6,550	3,648

Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 12/01/2027	2,000	796

Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2001
0.000% due 01/01/2023 (b)	5,965	5,438

Chicago, Illinois Revenue Bonds, (FHA/GNMA Insured), Series 2007
4.625% due 09/20/2037	1,725	1,707

Illinois State Development Finance Authority Revenue Bonds, Series 1991
0.000% due 07/15/2025	10,000	4,497

Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	800	834

		20,884

INDIANA 2.2%
Indiana State Ball State University Revenue Bonds, (FSA Insured), Series 2004
5.500% due 07/01/2020	475	546

Lawrence, Indiana Township School Building Corporations Revenue Notes, (FSA State Aid Withholding Insured), Series 2004
5.000% due 01/15/2011	735	769
5.000% due 01/15/2012	425	449
5.000% due 01/15/2013	450	479

Merrillville, Indiana Multi-School Building Corporations Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 01/05/2021	2,000	2,073

Southmont, Indiana School Building Corporations Revenue Notes, (FGIC Insured), Series 2004
5.250% due 01/15/2011	445	470
5.250% due 01/15/2012	540	577
5.250% due 07/15/2012	475	510

		5,873

IOWA 0.2%
Iowa City, Iowa General Obligation Bonds, Series 2002
5.000% due 06/01/2020	500	527

KANSAS 0.3%
Sedgwick County, Kansas Unified School District No. 259 General Obligation Notes, (MBIA Insured), Series 2004
5.000% due 09/01/2012	750	799

LOUISIANA 8.3%
Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/13/2039	610	692
5.875% due 05/15/2039	2,560	2,748
5.875% due 05/15/2039 (c)	17,500	18,785

		22,225

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MAINE 0.4%
Maine State Turnpike Authority Revenue Bonds, (FGIC Insured), Series 2000
5.750% due 07/01/2028	$1,000	$1,073

MARYLAND 0.4%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, 2007
5.000% due 07/01/2027	1,000	1,038

MASSACHUSETTS 3.0%
Commonwealth of Massachusetts General Obligation Bonds, (AMBAC Insured), Series 2004
5.500% due 08/01/2030	500	590

Commonwealth of Massachusetts General Obligation Bonds, (FSA Insured), Series 2006
3.810% due 11/01/2019	2,000	1,951

Massachusetts State Housing Finance Agency Revenue Bonds, Series 2005
5.000% due 06/01/2034 (c)	5,000	5,131

Massachusetts State Water Resources Authority Revenue Bonds, (MBIA Insured), Series 2005
5.000% due 08/01/2034	250	265

		7,937

MICHIGAN 7.3%
Detroit, Michigan Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 07/01/2034	200	211

Michigan State Building Authority Revenue Bonds, (MBIA Insured), Series 2004
5.000% due 10/15/2020 (c)	9,905	10,640

Michigan State Higher Education Student Loan Authority Revenue Bonds, (AMBAC-GTD Student Loan Insured), Series 2006
4.875% due 03/01/2030 (c)	8,500	8,679

		19,530

MINNESOTA 0.2%
Southern Minnesota State Municipal Power Agency Revenue Bonds, (AMBAC Insured), Series 2002
5.250% due 01/01/2014	500	545

MISSISSIPPI 1.1%
Mississippi State Housing Finance Corporations Revenue Bonds, Series 1983
0.000% due 06/01/2015	4,180	3,033

MISSOURI 0.2%
Missouri State Housing Development Commission Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2007
4.750% due 09/01/2032	500	501

NEVADA 9.5%
Clark County, Nevada General Obligation Bonds, (FGIC Insured), Series 2006
4.750% due 11/01/2035 (c)	25,000	25,573

NEW JERSEY 6.1%
New Jersey State Economic Development Authority Revenue Bonds, Series 1998
6.000% due 11/01/2028	2,480	2,516

New Jersey State Educational Facilities Authority Revenue Bonds, (RADIAN Insured), Series 2004
5.250% due 07/01/2034	2,000	2,121

See Accompanying Notes	Annual Report	March 31, 2007	71

Schedule of Investments  Municipal Sector Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
5.750% due 06/01/2032	$925	$990
6.000% due 06/01/2037	1,325	1,469

New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.375% due 06/01/2032	8,100	9,198

		16,294

NEW YORK 9.2%
New York City, New York General Obligation Bonds, (MBIA Insured), Series 2001
5.125% due 05/15/2029 (c)	11,830	12,245

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2005
5.000% due 06/15/2031 (c)	10,000	10,542

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2000
5.500% due 11/01/2024 (c)	1,000	1,056

New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2000
5.590% due 08/15/2022	750	781

		24,624

NORTH CAROLINA 1.7%
North Carolina State General Obligation Bonds, Series 2001
6.280% due 09/01/2017	4,000	4,518

OREGON 2.9%
Clackamas County, Oregon School District No 12 General Obligation Bonds, (FSA Insured), Series 2007
0.000% due 06/15/2019 (b)	1,000	873
0.000% due 06/15/2020 (b)	4,140	3,603
0.000% due 06/15/2021 (b)	3,665	3,181

		7,657

PENNSYLVANIA 5.6%
Commonwealth of Pennsylvania State General Obligation Notes, (FGIC Insured), Series 2001
5.000% due 12/01/2017 (c)	13,500	13,928

Pittsburgh, Pennsylvania Redevelopment Authority Water & Sewer System Revenue Bonds, (FSA Insured), Series 2000
6.280% due 09/01/2021	1,000	1,024

		14,952

PUERTO RICO 0.3%
Puerto Rico Children’s Trust Fund Revenue Bonds, Series 2000
6.000% due 07/01/2026	700	750

RHODE ISLAND 1.1%
Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.250% due 06/01/2042	2,725	2,929

SOUTH CAROLINA 3.5%
Lexington, South Carolina Health Services District Revenue Bonds, Series 2004
5.500% due 05/01/2037	1,500	1,605

South Carolina State Tobacco Settlement Revenue Management Authority Revenue Bonds, Series 2001
6.375% due 05/15/2028	800	858
6.375% due 05/15/2030	6,000	6,968

		9,431

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TENNESSEE 2.0%
Tennessee State Energy Acquisition Corp Revenue Bonds, Series 2006
5.000% due 02/01/2027	$5,000	$5,373

TEXAS 26.3%
Arlington, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2000
6.080% due 02/15/2024	750	776

Austin, Texas Water & Wastewater Utilities Revenue Bonds, (AMBAC Insured), Series 2006
5.000% due 05/15/2035 (c)	10,000	10,482

Dallas, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2006
4.750% due 08/15/2032	2,000	2,050

El Paso, Texas General Obligation Notes, (MBIA Insured), Series 2006
5.000% due 08/15/2014	750	808

Garland, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 1999
5.375% due 02/15/2012	100	102

Houston, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2001
4.750% due 02/15/2026 (c)	1,500	1,530

Houston, Texas Water & Sewer System Revenue Bonds, (AMBAC Insured), Series 1991
0.000% due 12/01/2009	1,750	1,582

Lancaster, Texas Independent School District General Obligation Revenue Bonds, (FSA Insured), Series 2006
0.000% due 02/15/2024	2,250	1,001

Lubbock, Texas Health Facilities Development Revenue Bonds, Series 1998
5.250% due 07/01/2011	575	590

Municipal Securities Trust Certificates, Texas Revenue Bonds, Series 2006
5.616% due 04/01/2024	5,360	6,172

San Antonio, Texas General Obligation Notes, Series 2001
5.000% due 08/01/2010	50	52

San Antonio, Texas Utilities Revenue Bonds, (MBIA Insured), Series 2005
5.000% due 02/01/2030 (c)	7,070	7,448

San Antonio, Texas Water Revenue Bonds, (MBIA Insured), Series 2005
4.750% due 05/15/2037	3,000	3,059
4.750% due 05/15/2038 (c)	25,000	25,488

Tarrant, Texas Regional Water District Revenue Bonds, (FGIC Insured), Series 2006
4.750% due 03/01/2029	5,000	5,172

Texas State Capital Area Housing Finance Corporations Revenue Bonds, (FHA/VA Private Mortgage Insured), Series 1984
0.000% due 01/01/2016	6,060	4,228

		70,540

UTAH 1.2%
Utah State Water Finance Agency, (AMBAC Insured), Series 2007
5.000% due 06/01/2024	3,000	3,207

VIRGINIA 0.5%
Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2005
5.500% due 06/01/2026	700	743
5.625% due 06/01/2037	700	745

		1,488

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
WASHINGTON 5.4%
King County, Washington General Obligation Bonds, (FGIC Insured), Series 2005
9.390% due 01/01/2035	$3,410	$4,199

Port of Seattle, Washington Revenue Bonds, (MBIA Insured), Series 2000
5.625% due 02/01/2024	1,000	1,046

Washington State General Obligation Bonds, (FGIC Insured), Series 2003
0.000% due 06/01/2016	6,230	4,273

Washington State General Obligation Notes, (AMBAC Insured), Series 2004
0.000% due 12/01/2012	6,080	4,892

		14,410

WEST VIRGINIA 0.9%
Berkeley Brooke & Fayette Counties, West Virginia Revenue Bonds, Series 1983
0.000% due 12/01/2014	3,250	2,389

WISCONSIN 1.7%
Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2027	2,805	3,002
6.375% due 06/01/2032	250	272

Wisconsin State General Obligation Bonds, (MBIA Insured), Series 2006
5.000% due 05/01/2037	200	205

Wisconsin State Housing & Economic Development Revenue Bonds, (MBIA Insured), Series 2002
4.700% due 11/01/2012	35	35

Wisconsin State Housing & Economic Development Revenue Notes, (MBIA Insured), Series 2002
4.600% due 05/01/2011	905	933

		4,447

Total Municipal Bonds & Notes (Cost $344,427)		358,487

SHORT-TERM INSTRUMENTS 2.9%

COMMERCIAL PAPER 1.3%
Federal Home Loan Bank
5.000% due 04/02/2007	3,400	3,400

REPURCHASE AGREEMENTS 1.2%
State Street Bank and Trust Co.
4.900% due 04/02/2007	3,060	3,060

(Dated 03/30/2007. Collateralized by Federal Home Loan Bank 3.875% due 06/08/2007 valued at $3,123. Repurchase proceeds are $3,061.)

U.S. TREASURY BILLS 0.4%
4.968% due 05/31/2007 - 06/14/2007 (a)(d)	1,190	1,178

Total Short-Term Instruments (Cost $7,639)		7,638

Total Investments 136.7% (Cost $352,066)		$366,125

Other Assets and Liabilities (Net) (36.7%)		(98,290)

Net Assets 100.0%		$267,835

72	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2007

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

(a)	Coupon represents a weighted average rate.
(b)	Security becomes interest bearing at a future date.
(c)	Securities represent fixed-rate municipal bonds transferred to a trust in a financing transaction in which the Portfolio acquired Residual Interest Municipal Bonds. Refer to Note 2(m) in the Notes to Financial Statements for additional information.
(d)	Securities with an aggregate market value of $1,178 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 5-Year Note June Futures	Short	06/2007	250	$(84)
U.S. Treasury 10-Year Note June Futures	Short	06/2007	490	329
U.S. Treasury 30-Year Bond June Futures	Short	06/2007	522	889

				$1,134

See Accompanying Notes	Annual Report	March 31, 2007	73

Schedule of Investments   Real Return Portfolio

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 1.0%
Citigroup, Inc.
5.400% due 01/30/2009	$600	$600

Cleveland Electric Illuminating Co.
6.860% due 10/01/2008	640	654

Export-Import Bank of Korea
5.580% due 10/04/2011	1,300	1,302

General Electric Capital Corp.
5.380% due 12/12/2008	600	601

Harrah’s Operating Co., Inc.
7.500% due 01/15/2009	400	413

Rabobank Nederland
5.380% due 01/15/2009	500	500

Redwood Capital IX Ltd.
7.764% due 01/09/2008	400	401

Travelers Property Casualty Corp.
3.750% due 03/15/2008	800	787

Unicredit Luxembourg Finance S.A.
5.410% due 10/24/2008	1,400	1,401

Vita Capital III Ltd.
6.486% due 01/01/2012	600	601

Wachovia Bank N.A.
5.418% due 12/02/2010	2,100	2,101

Total Corporate Bonds & Notes (Cost $9,377)		9,361

MUNICIPAL BONDS & NOTES 0.4%
Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Bonds, Series 2002
6.375% due 06/01/2032	1,000	1,088

California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023	255	257

Kansas City, Kansas Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 09/01/2013	300	321

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2038	300	308

Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.000% due 06/01/2023	500	533

Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026	1,140	1,251

Total Municipal Bonds & Notes (Cost $3,296)		3,758

U.S. GOVERNMENT AGENCIES 9.7%
Fannie Mae
4.656% due 04/01/2035	629	630
4.682% due 01/01/2035	417	415
5.500% due 01/01/2024 - 04/01/2037	75,503	74,739
6.000% due 09/01/2036 - 04/01/2037	5,808	5,853
6.133% due 09/01/2044 - 10/01/2044	342	347
7.063% due 09/01/2018	76	76

Freddie Mac
4.500% due 05/15/2017	331	326
5.000% due 02/15/2020	5,813	5,788
5.600% due 09/25/2031	113	112
5.670% due 12/15/2030	309	310

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Ginnie Mae
6.500% due 05/15/2026 - 06/15/2028	$82	$85

Total U.S. Government Agencies (Cost $88,815)		88,681

U.S. TREASURY OBLIGATIONS 122.0%
Treasury Inflation Protected Securities (b)
0.875% due 04/15/2010	81,302	78,638
1.625% due 01/15/2015	4,452	4,275
1.875% due 07/15/2013	96,645	95,414
1.875% due 07/15/2015	77,521	75,804
2.000% due 01/15/2014	38,119	37,758
2.000% due 01/15/2026	65,671	62,434
2.375% due 04/15/2011	54,911	55,642
2.375% due 01/15/2017	51,185	51,959
2.375% due 01/15/2025	105,274	105,990
2.375% due 01/15/2027	40,429	40,775
2.500% due 07/15/2016	100,220	102,870
3.000% due 07/15/2012	56,588	59,333
3.375% due 01/15/2012	11,398	12,096
3.500% due 01/15/2011	33,026	34,880
3.625% due 01/15/2008	31,087	31,572
3.625% due 04/15/2028	116,598	141,962
3.875% due 04/15/2029	11,573	14,694
4.250% due 01/15/2010	74,986	79,764

U.S. Treasury Bonds
6.625% due 02/15/2027	2,500	3,033

U.S. Treasury Notes
3.875% due 09/15/2010	13,270	13,000
4.500% due 02/28/2011	2,100	2,098
4.875% due 04/30/2011	9,200	9,313

Total U.S. Treasury Obligations (Cost $1,115,741)		1,113,304

MORTGAGE-BACKED SECURITIES 0.7%
Bear Stearns Adjustable Rate Mortgage Trust
6.301% due 11/25/2030	525	524

Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035	157	157

Countrywide Home Loan Mortgage Pass-Through Trust
5.660% due 06/25/2035	1,056	1,054

GSR Mortgage Loan Trust
4.539% due 09/25/2035	1,531	1,516

Washington Mutual, Inc.
5.580% due 11/25/2045	448	450
5.610% due 10/25/2045	2,893	2,899

Total Mortgage-Backed Securities (Cost $6,601)		6,600

ASSET-BACKED SECURITIES 0.4%
Bear Stearns Asset-Backed Securities, Inc.
5.770% due 03/25/2043	191	191

Lehman XS Trust
5.400% due 07/25/2046	874	875

Long Beach Mortgage Loan Trust
5.520% due 11/25/2034	2	2

MASTR Asset-Backed Securities Trust
5.400% due 01/25/2036	581	581

Merrill Lynch Mortgage Investors, Inc.
5.400% due 01/25/2037	115	115
5.477% due 06/25/2036	200	200

Option One Mortgage Loan Trust
5.420% due 11/25/2035	234	234

Residential Asset Securities Corp.
5.390% due 04/25/2036	80	80

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Soundview Home Equity Loan Trust
5.390% due 02/25/2036		$8	$8
5.390% due 03/25/2036		13	13

Structured Asset Securities Corp.
4.900% due 04/25/2035		1,047	1,013

Total Asset-Backed Securities (Cost $3,336)			3,312

FOREIGN CURRENCY-DENOMINATED ISSUES 1.2%
Canadian Government Bond
3.000% due 12/01/2036 (b)	CAD	1,382	1,538

Pylon Ltd.
5.396% due 12/18/2008 (i)	EUR	3,200	4,317

United Kingdom Gilt Inflation Linked Bond
2.500% due 05/20/2009	GBP	900	4,515

Total Foreign Currency-Denominated Issues (Cost $9,697)			10,370

SHORT-TERM INSTRUMENTS 7.0%

CERTIFICATES OF DEPOSIT 3.0%
Abbey National Treasury Services PLC
5.270% due 07/02/2008		$9,100	9,103

Fortis Bank NY
5.265% due 06/30/2008		6,000	6,002

Skandinav Enskilda BK
5.350% due 02/13/2009		700	700

Societe Generale NY
5.269% due 06/30/2008		11,100	11,104

			26,909

COMMERCIAL PAPER 1.6%
Rabobank USA Financial Corp.
5.400% due 06/06/2007		15,000	15,000

REPURCHASE AGREEMENTS 1.6%
Lehman Brothers, Inc.
5.150% due 04/02/2007		9,000	9,000
(Dated 03/30/2007. Collateralized by U.S. Treasury Notes 4.625% due 11/15/2016 valued at $9,171. Repurchase proceeds are $9,004.)

State Street Bank and Trust Co.
4.900% due 04/02/2007		5,137	5,137
(Dated 03/30/2007. Collateralized by Federal Home Loan Bank 3.875% due 06/08/2007 valued at $5,243. Repurchase proceeds are $5,139.)

			14,137

U.S. TREASURY BILLS 0.8%
4.948% due 05/31/2007 - 06/14/2007 (a)(c)(e)		7,690	7,614

Total Short-Term Instruments (Cost $63,645)			63,660

PURCHASED OPTIONS (g) 0.0%
(Cost $224)			304

Total Investments (d) 142.4% (Cost $1,300,732)			$1,299,350

Written Options (h) (0.1%) (Premiums $494)			(668)

Other Assets and Liabilities (Net) (42.3%)			(385,773)

Net Assets 100.0%			$912,909

74	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2007

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities with an aggregate market value of $1,483 have been pledged as collateral for swap and swaption contracts on March 31, 2007.
(d)	As of March 31, 2007, portfolio securities with an aggregate value of $5,319 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	Securities with an aggregate market value of $4,146 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	41	$8
90-Day Eurodollar December Futures	Long	12/2008	169	7
90-Day Eurodollar June Futures	Long	06/2007	20	(14)
90-Day Eurodollar June Futures	Long	06/2008	169	6
90-Day Eurodollar March Futures	Long	03/2008	209	18
90-Day Eurodollar September Futures	Long	09/2007	41	(13)
90-Day Eurodollar September Futures	Long	09/2008	1,543	(102)
Euro-Bund 10-Year Note June Futures	Short	06/2007	20	33
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 116.500	Short	06/2007	196	42
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 113.500	Short	06/2007	196	37
Japan Government 10-Year Bond June Futures	Long	06/2007	37	(43)
U.S. Treasury 5-Year Note June Futures	Long	06/2007	1,251	613
U.S. Treasury 10-Year Note June Futures	Long	06/2007	201	48
U.S. Treasury 30-Year Bond June Futures	Short	06/2007	143	252
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	206	(87)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	322	(168)

				$637

(f)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation
Bank of America	DR Horton, Inc. 5.375% due 06/15/2012	Buy	(0.750%	)	03/20/2012	$500	$13
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.700%		06/20/2007	500	5
Goldman Sachs & Co.	Masco Corp. 5.875% due 07/15/2012	Buy	(0.500%	)	03/20/2012	1,000	7
HSBC Bank USA	Ford Motor Corp. 7.450% due 07/16/2031	Sell	2.410%		06/20/2007	300	1
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.680%		06/20/2007	300	2
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.700%		06/20/2007	300	2
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%		09/20/2007	4,300	36
JPMorgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%		06/20/2007	3,000	31
Lehman Brothers, Inc.	Centex Corp. 5.250% due 06/15/2015	Buy	(0.570%	)	03/20/2012	500	13
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%		09/20/2007	1,000	9

							$119

(1) If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010	AUD	16,200	$(16)
JPMorgan Chase & Co.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		2,700	(3)
Royal Bank of Canada	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		8,600	(7)
Deutsche Bank AG	3-Month Canadian Bank Bill	Pay	5.500%	06/15/2035	CAD	1,700	(63)
Merrill Lynch & Co., Inc.	3-Month Canadian Bank Bill	Pay	5.500%	06/15/2035		3,100	(114)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EUR	1,600	39
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.138%	01/19/2016		4,000	51
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		1,800	35
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.988%	12/15/2011		4,500	22
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.976%	12/15/2011		4,500	24
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		18,900	54
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.028%	10/15/2011		3,700	94
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.973%	12/15/2011		2,000	8
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.353%	10/15/2016		2,000	15
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		1,300	55
UBS AG	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		1,600	38
UBS AG	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.095%	10/15/2011		6,900	122

See Accompanying Notes	Annual Report	March 31, 2007	75

Schedule of Investments  Real Return Portfolio  (Cont.)

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
UBS AG	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index	Receive	2.275%	10/15/2016	EUR	2,200	$(9)
UBS AG	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.350%	10/15/2016		2,200	16
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009	GBP	16,000	(264)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		4,000	77
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		3,700	(36)
Credit Suisse First Boston	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		1,500	36
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.000%	09/15/2015		3,400	60
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		2,200	296
Royal Bank of Scotland PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		10,800	(97)
Bank of America	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		$5,800	132
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		5,400	72
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		7,100	(7)
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		29,400	195
Citibank N.A.	3-Month USD-LIBOR	Pay	5.000%	06/20/2012		24,700	156
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		145,100	3,037
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		45,800	469
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		7,500	(7)
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		8,300	48
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		22,600	352
JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		7,500	171
JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		2,900	(60)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		42,100	959
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		124,900	(122)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		2,900	66
Royal Bank of Scotland PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2012		100	(1)
UBS AG	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		219,000	1,076
UBS AG	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		10,300	(10)

							$6,959

(g)	Purchased options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CBOT U.S. Treasury 5-Year Note June Futures	$ 103.000	05/25/2007	1,251	$24	$20

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	06/07/2007	$38,000	$167	$243
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Pay	5.250%	06/07/2007	8,000	30	51

							$197	$294

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 06/01/2037	$ 87.500	06/05/2007	$29,700	$3	$2

Straddle Options
Description	Counterparty	Exercise Price (2)	Expiration Date	Notional Amount	Cost (2)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Bank of America	$0.000%	04/19/2007	$2,400	$0	$(1)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	0.000%	04/19/2007	17,700	0	(21)
Call & Put - OTC U.S. dollar versus Swiss franc Forward Delta Neutral Straddle	Royal Bank of Scotland Group PLC	0.000%	09/26/2007	4,500	0	10

					$0	$(12)

(2) Exercise price and final cost determined on a future date, based upon implied volatility parameters.

(h)	Written options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$ 108.000	05/25/2007	376	$150	$300
Call - CBOT U.S. Treasury 10-Year Note June Futures	110.000	05/25/2007	56	25	9
Put - CBOT U.S. Treasury 10-Year Note June Futures	105.000	05/25/2007	376	111	12
Put - CBOT U.S. Treasury 10-Year Note June Futures	107.000	05/25/2007	56	11	17

				$297	$338

76	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2007

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.340%	06/07/2007	$16,000	$163	$266
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Receive	5.325%	06/07/2007	4,000	34	64

							$197	$330

(i)	Restricted securities as of March 31, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Pylon Ltd.	5.396%	12/18/2008	12/11/2003	$3,886	$4,317	0.47%

(j)	Short sales outstanding on March 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
Treasury Inflation Protected Securities	2.000%	07/15/2014	$53,874	$53,479	$53,652
Treasury Inflation Protected Securities	2.000%	01/15/2016	147,662	145,839	146,205
U.S. Treasury Notes	3.625%	05/15/2013	2,000	1,910	1,932
U.S. Treasury Notes	4.250%	11/15/2013	35,700	35,223	35,652
U.S. Treasury Notes	4.500%	02/15/2016	18,400	18,286	18,372

				$254,737	$255,813

(3) Market value includes $1,852 of interest payable on short sales.

(k)	Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CAD	81	04/2007	$1	$0	$1
Sell		2,372	04/2007	0	(28)	(28)
Buy	CHF	3,239	06/2007	9	0	9
Buy	EUR	2,866	04/2007	2	0	2
Buy	GBP	113	04/2007	4	0	4
Sell		3,434	04/2007	0	(58)	(58)
Buy	JPY	218,456	05/2007	50	0	50
Sell		317,958	05/2007	10	0	10

				$76	$(86)	$(10)

See Accompanying Notes	Annual Report	March 31, 2007	77

Schedule of Investments   Short-Term Portfolio

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 14.8%

BANKING & FINANCE 10.4%
ABX Financing Co.
5.750% due 10/15/2016	$3,000	$3,020

AIG-Fp Matched Funding Corp.
5.350% due 06/16/2008	15,000	15,010

American Express Credit Corp.
5.380% due 04/06/2009	4,700	4,705

American Honda Finance Corp.
5.350% due 08/05/2008	4,000	4,002
5.400% due 03/09/2009	3,000	3,007

American International Group, Inc.
5.350% due 06/23/2008	4,200	4,200

ASIF Global Financing XXVIII
5.400% due 05/03/2007	5,000	5,000

Bank of America Corp.
5.370% due 11/06/2009	1,000	1,000
5.620% due 10/14/2016	10,000	10,075

Bank of America N.A.
5.350% due 12/18/2008	42,200	42,182
5.360% due 02/27/2009	35,100	35,117

CIT Group, Inc.
5.000% due 11/24/2008	10,700	10,675
5.430% due 02/21/2008	32,000	32,043
5.510% due 08/15/2008	4,250	4,258
5.510% due 01/30/2009	2,600	2,604
5.570% due 05/23/2008	700	702

Citigroup Global Markets Holdings, Inc.
5.450% due 03/17/2009	7,200	7,211

CNA Financial Corp.
5.850% due 12/15/2014	3,000	3,012

Countrywide Financial Corp.
6.250% due 05/15/2016	5,000	5,049

DnB NORBank ASA
5.430% due 10/13/2009	2,000	2,001

First Union National Bank of Florida
6.180% due 02/15/2036	600	636

General Electric Capital Corp.
5.370% due 03/12/2010	50,000	49,989
5.390% due 10/26/2009	2,400	2,400
5.455% due 06/15/2009	8,000	8,017
5.460% due 10/21/2010	5,000	5,012

Glitnir Banki HF
5.830% due 01/18/2012	2,000	2,015

Goldman Sachs Group, Inc.
5.440% due 06/23/2009	10,000	10,005
5.548% due 03/02/2010	2,000	2,008
5.690% due 07/23/2009	12,100	12,170

HSBC Finance Corp.
5.300% due 08/15/2007	8,100	8,099
5.420% due 10/21/2009	2,600	2,601
5.435% due 03/12/2010	13,300	13,308
5.485% due 09/15/2008	2,400	2,405
5.610% due 05/10/2010	5,050	5,075
5.610% due 01/15/2014	5,000	4,991
5.790% due 06/01/2016	3,000	3,030
6.375% due 10/15/2011	6,000	6,261
6.538% due 11/13/2007	4,000	4,019

International Lease Finance Corp.
5.625% due 09/20/2013	5,000	5,103

iStar Financial, Inc.
5.738% due 03/03/2008	5,000	5,011
5.950% due 10/15/2013	6,000	6,081

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
John Deere Capital Corp.
5.650% due 07/25/2011	$2,000	$2,041

JPMorgan Chase & Co.
5.370% due 06/26/2009	9,000	9,000

Kaupthing Bank HF
6.125% due 10/04/2016	3,000	3,076

Landsbanki Islands HF
6.060% due 08/25/2009	3,000	3,041

Lehman Brothers Holdings, Inc.
5.370% due 11/24/2008	2,000	2,001
5.560% due 12/23/2010	4,000	4,010

Morgan Stanley
5.360% due 11/21/2008	2,000	2,000
5.470% due 02/09/2009	2,000	2,003
5.600% due 01/22/2009	2,000	2,002
5.810% due 10/18/2016	5,000	5,019
5.840% due 10/15/2015	3,000	3,019

National Australia Bank Ltd.
5.360% due 10/01/2008	4,000	4,003
5.380% due 09/11/2009	15,000	15,019

ORIX Corp.
5.480% due 11/22/2011	5,000	5,026

Rabobank Nederland
5.360% due 04/06/2009	800	801

Residential Capital Corp.
6.000% due 02/22/2011	5,000	4,936

Royal Bank of Scotland Group PLC
5.760% due 07/06/2012	5,800	5,804

Santander U.S. Debt S.A. Unipersonal
5.408% due 11/20/2009	2,500	2,503
5.410% due 09/19/2008	15,000	15,028
5.420% due 10/21/2008	5,000	5,005

SLM Corp.
5.440% due 01/25/2008	3,000	3,003
5.590% due 10/25/2011	10,000	9,999

Textron Financial Corp.
4.600% due 05/03/2010	2,000	1,974

VTB Capital S.A. for Vneshtorgbank
5.960% due 08/01/2008	13,300	13,323
6.100% due 09/21/2007	4,700	4,707

Wachovia Bank N.A.
5.320% due 10/03/2008 (a)	39,200	39,189
5.360% due 02/23/2009	37,500	37,485
5.390% due 03/23/2009	6,200	6,202

Westpac Banking Corp.
5.280% due 06/06/2008	5,600	5,600

World Savings Bank FSB
5.400% due 05/08/2009	2,000	2,000

		571,928

INDUSTRIALS 2.8%
Alcan, Inc.
5.000% due 06/01/2015	2,500	2,402

AutoZone, Inc.
5.500% due 11/15/2015	2,500	2,454
5.875% due 10/15/2012	3,000	3,069

Avon Products, Inc.
5.125% due 01/15/2011	4,000	3,996

Boston Scientific Corp.
6.000% due 06/15/2011	2,500	2,535

Comcast Corp.
5.300% due 01/15/2014	5,000	4,939
5.660% due 07/14/2009	900	902

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
DaimlerChrysler N.A. Holding Corp.
5.690% due 03/13/2009	$26,000	$26,060
5.750% due 09/08/2011	14,000	14,237
5.820% due 09/10/2007	21,600	21,636

EnCana Corp.
6.300% due 11/01/2011	2,500	2,596

Hewlett-Packard Co.
5.485% due 05/22/2009	7,700	7,711

Historic TW, Inc.
8.180% due 08/15/2007	3,900	3,934

HJ Heinz Co.
6.428% due 12/01/2008	6,800	6,920

Johnson Controls, Inc.
5.250% due 01/15/2011	5,000	5,011
5.500% due 01/15/2016	3,000	2,976

Kellogg Co.
6.600% due 04/01/2011	2,000	2,104

Kraft Foods, Inc.
5.625% due 11/01/2011	3,000	3,040

Kroger Co.
5.500% due 02/01/2013	4,000	3,993

Lennar Corp.
5.950% due 10/17/2011	3,000	2,998

Newell Rubbermaid, Inc.
4.000% due 05/01/2010	2,100	2,035

Sealed Air Corp.
5.625% due 07/15/2013	5,000	5,021

Time Warner, Inc.
5.875% due 11/15/2016	5,000	5,051

Transocean, Inc.
5.548% due 09/05/2008	8,100	8,112

Viacom, Inc.
5.750% due 04/30/2011	3,000	3,044

Weatherford International Ltd.
4.950% due 10/15/2013	2,500	2,410

Wyeth
5.500% due 03/15/2013	2,500	2,524

		151,710

UTILITIES 1.6%
America Movil S.A. de C.V.
5.448% due 06/27/2008	10,000	10,013

AT&T, Inc.
5.460% due 02/05/2010	10,600	10,615

BellSouth Corp.
5.460% due 08/15/2008	3,800	3,804

Dominion Resources, Inc.
5.200% due 01/15/2016	3,000	2,912
5.540% due 11/14/2008	2,800	2,803
5.650% due 09/28/2007	5,100	5,103

DPL, Inc.
6.875% due 09/01/2011	2,500	2,656

Entergy Gulf States, Inc.
3.600% due 06/01/2008	8,850	8,676

Exelon Corp.
6.750% due 05/01/2011	3,000	3,128

Florida Power Corp.
5.760% due 11/14/2008	3,400	3,401

Ohio Edison Co.
4.000% due 05/01/2008	6,325	6,242

Public Service Enterprise Group, Inc.
5.725% due 09/21/2008	2,600	2,604

78	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TXU Electric Delivery Co.
5.725% due 09/16/2008	$9,000	$9,002

TXU Energy Co. LLC
5.850% due 09/16/2008	9,000	9,003

Vodafone Group PLC
5.410% due 06/29/2007	7,700	7,701

		87,663

Total Corporate Bonds & Notes (Cost $810,224)		811,301

U.S. GOVERNMENT AGENCIES 28.6%
Fannie Mae
3.000% due 01/25/2025	61	60
3.289% due 04/01/2034	209	203
3.377% due 08/01/2033	12,315	12,288
3.439% due 08/01/2033	62	62
3.470% due 01/30/2009	500	488
3.500% due 08/01/2010 - 01/25/2025	6,602	6,359
3.543% due 09/01/2033	483	480
3.545% due 04/01/2034	222	218
3.576% due 08/01/2033	397	393
3.664% due 08/01/2033	88	87
3.759% due 05/01/2033	100	101
3.772% due 10/01/2043	69	69
3.858% due 08/01/2033	175	174
3.909% due 06/01/2033 - 09/01/2033	1,273	1,254
3.929% due 05/01/2034	311	305
3.947% due 02/01/2033	200	200
3.970% due 11/01/2033	922	897
3.974% due 03/01/2034	377	373
3.979% due 08/01/2034	1,045	1,020
3.988% due 06/01/2033	829	827
4.000% due 08/01/2010 - 12/25/2029	52,718	51,250
4.016% due 06/01/2034	173	170
4.038% due 06/01/2033	2,454	2,452
4.040% due 03/01/2034	208	206
4.078% due 11/01/2034	131	130
4.090% due 03/01/2034	442	439
4.092% due 02/01/2035	171	168
4.096% due 11/01/2034	522	513
4.116% due 07/01/2035	181	176
4.120% due 12/01/2034	285	282
4.148% due 05/01/2033	354	354
4.151% due 08/01/2035	2,046	2,027
4.154% due 09/01/2033	1,050	1,024
4.159% due 03/01/2034	1,366	1,349
4.162% due 01/01/2035	229	226
4.167% due 03/01/2034	1,057	1,051
4.168% due 04/01/2034	2,476	2,450
4.174% due 09/01/2033	375	374
4.190% due 11/01/2034	184	182
4.199% due 11/01/2033	847	834
4.213% due 05/01/2033	323	324
4.219% due 06/01/2034	883	875
4.233% due 06/01/2033	1,329	1,325
4.244% due 05/01/2033 - 06/01/2034	3,209	3,184
4.246% due 04/01/2034	312	305
4.247% due 01/01/2034	425	422
4.250% due 04/25/2028 - 12/01/2033	2,660	2,635
4.251% due 03/01/2034	275	274
4.253% due 07/01/2035	856	840
4.255% due 12/01/2034	185	183
4.275% due 04/01/2034	680	675
4.277% due 03/01/2034	919	910
4.300% due 03/01/2033 - 04/01/2034	741	735
4.305% due 05/01/2034	4,212	4,181

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.312% due 06/01/2034	$241	$240
4.322% due 05/01/2034	592	586
4.325% due 01/01/2034	732	732
4.331% due 01/01/2035	940	931
4.335% due 10/01/2033	92	91
4.347% due 09/01/2033	1,146	1,129
4.351% due 11/01/2034	2,840	2,803
4.355% due 03/01/2035	3,348	3,309
4.360% due 04/01/2033	56	57
4.363% due 12/01/2034	298	295
4.365% due 03/01/2035	632	621
4.371% due 11/01/2034	336	332
4.385% due 09/01/2032	439	434
4.393% due 04/01/2033	355	361
4.421% due 08/01/2033	2,644	2,653
4.428% due 04/01/2034	330	328
4.433% due 01/01/2035	299	296
4.470% due 01/01/2035	994	988
4.491% due 07/01/2035	1,123	1,117
4.500% due 11/01/2009 - 03/25/2030	104,319	102,794
4.501% due 11/01/2033	1,686	1,673
4.509% due 12/01/2034	238	237
4.515% due 08/01/2033	1,381	1,364
4.531% due 11/01/2034	147	146
4.545% due 01/01/2034	1,694	1,700
4.546% due 07/01/2035	6,780	6,708
4.555% due 11/01/2033	424	424
4.560% due 01/01/2033	225	227
4.564% due 10/01/2036	2,916	2,885
4.565% due 08/01/2034	3,919	3,911
4.573% due 08/01/2034 - 03/01/2035	7,066	7,034
4.574% due 05/01/2035	1,470	1,458
4.577% due 05/01/2033	2,282	2,258
4.581% due 09/01/2034 - 04/01/2035	2,922	2,938
4.582% due 02/01/2035	382	380
4.588% due 03/01/2035	3,392	3,365
4.599% due 10/01/2033 - 07/01/2034	3,171	3,140
4.604% due 01/01/2035	6,651	6,626
4.615% due 06/01/2035	670	663
4.632% due 07/01/2035	2,016	1,993
4.648% due 10/01/2034	143	142
4.650% due 02/01/2033	282	280
4.651% due 03/01/2033	1,983	1,968
4.652% due 06/01/2035	215	214
4.655% due 07/01/2033	92	91
4.663% due 08/01/2035	3,594	3,547
4.666% due 08/01/2035	1,487	1,492
4.679% due 10/01/2034 (e)	7,810	7,759
4.682% due 02/01/2035	3,068	3,066
4.685% due 02/01/2033	139	140
4.691% due 04/01/2033	873	864
4.704% due 10/01/2035	735	728
4.705% due 04/01/2033	1,956	1,943
4.707% due 10/01/2035	1,021	1,012
4.713% due 10/01/2033	639	636
4.731% due 09/01/2035	2,515	2,490
4.738% due 03/01/2035	1,525	1,516
4.750% due 03/01/2034 - 07/01/2034	2,031	2,021
4.755% due 02/01/2033	387	385
4.756% due 09/01/2034	65	65
4.763% due 07/01/2034	90	89
4.766% due 11/01/2034	887	886
4.774% due 07/01/2035	354	352
4.777% due 11/01/2032 - 12/01/2032	2,299	2,294
4.787% due 09/01/2035	3,318	3,333
4.794% due 11/01/2034	3,580	3,576
4.799% due 01/01/2033	251	250
4.801% due 02/01/2035	182	182
4.806% due 07/01/2035	382	381

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.813% due 11/01/2033	$2,986	$2,960
4.829% due 02/01/2035	574	575
4.830% due 11/01/2043	808	799
4.850% due 02/01/2013	17	16
4.853% due 10/01/2034	2,101	2,094
4.854% due 01/01/2035	1,063	1,064
4.856% due 10/01/2034 - 01/01/2036	3,798	3,797
4.863% due 11/01/2032	676	674
4.865% due 02/01/2035	635	637
4.874% due 07/01/2036	2,466	2,445
4.880% due 10/01/2035	2,310	2,308
4.883% due 05/01/2035	7,893	7,899
4.903% due 12/01/2035	754	754
4.904% due 05/01/2033	2,611	2,587
4.906% due 04/01/2035	308	308
4.917% due 02/01/2035	242	241
4.932% due 03/01/2035	1,902	1,904
4.934% due 10/01/2012 - 01/01/2033	3,060	3,057
4.946% due 02/01/2034	503	504
4.948% due 09/01/2035	5,936	5,941
4.949% due 05/01/2035	510	510
4.950% due 12/01/2034	485	484
4.956% due 05/01/2035	783	785
4.978% due 12/01/2035	1,451	1,448
4.983% due 09/01/2034	2,801	2,774
4.992% due 01/01/2036	4,794	4,807
5.000% due 02/01/2009 - 01/01/2035	59,993	59,673
5.000% due 10/25/2015 (e)	13,559	13,479
5.006% due 12/01/2035	284	284
5.038% due 05/01/2035	5,107	5,103
5.044% due 01/01/2036	232	233
5.045% due 07/01/2035	244	244
5.052% due 12/01/2035	834	834
5.079% due 07/01/2036	1,448	1,449
5.080% due 11/01/2035	4,470	4,474
5.093% due 03/01/2036	1,168	1,171
5.097% due 03/01/2036	1,587	1,581
5.115% due 01/01/2035	4,160	4,164
5.121% due 06/01/2035	2,456	2,458
5.127% due 12/01/2035	1,100	1,103
5.133% due 01/01/2036	11,158	11,120
5.140% due 07/01/2036	16,826	16,870
5.165% due 03/01/2033	308	307
5.176% due 12/01/2018	64	65
5.208% due 09/01/2035	1,079	1,088
5.219% due 09/01/2034	3,548	3,549
5.225% due 02/01/2036	1,272	1,276
5.247% due 04/01/2033	2,029	2,036
5.263% due 08/01/2032	499	498
5.276% due 02/01/2036	180	180
5.306% due 06/01/2035	2,984	2,982
5.332% due 11/01/2036	973	976
5.379% due 02/01/2036	151	151
5.380% due 12/25/2036	1,780	1,779
5.387% due 12/01/2035	991	1,000
5.403% due 10/01/2035 (e)	11,241	11,337
5.420% due 03/25/2027	625	617
5.440% due 03/25/2034	742	743
5.450% due 03/01/2036	1,080	1,088
5.465% due 01/01/2036	316	319
5.481% due 11/01/2031	526	532
5.496% due 10/01/2032	373	375
5.500% due 02/01/2009 - 04/01/2037	72,937	72,499
5.526% due 12/01/2032	562	563
5.590% due 05/01/2032	433	435
5.592% due 04/25/2023	86	87
5.618% due 08/01/2046	1,473	1,490
5.620% due 01/25/2034	197	197
5.623% due 05/01/2036	2,202	2,227
5.625% due 10/01/2024	63	64
5.627% due 05/01/2036	273	276

See Accompanying Notes	Annual Report	March 31, 2007	79

Schedule of Investments  Short-Term Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.630% due 05/01/2036	$5	$5
5.640% due 10/01/2036	6,027	6,083
5.670% due 05/25/2042 - 02/25/2044	1,439	1,440
5.720% due 08/25/2017 - 08/25/2033	1,374	1,383
5.750% due 08/25/2023	3,893	3,887
5.770% due 02/25/2033	1,137	1,146
5.800% due 06/01/2032	168	171
5.820% due 08/25/2031 - 09/25/2034	16,119	16,282
5.844% due 12/25/2013	94	95
5.852% due 09/01/2017	84	85
5.944% due 03/25/2008	125	125
5.950% due 02/25/2044	5,246	5,244
5.970% due 11/25/2031	846	862
5.994% due 10/25/2022	205	207
6.000% due 09/25/2014 - 08/25/2044	5,354	5,419
6.020% due 04/25/2032	1,574	1,589
6.040% due 09/01/2035	6,793	6,893
6.095% due 07/01/2029	71	71
6.100% due 02/25/2009	206	206
6.111% due 01/01/2019	518	523
6.133% due 03/01/2044 - 07/01/2044	5,711	5,787
6.144% due 12/25/2008	260	261
6.166% due 04/01/2040	2,327	2,382
6.194% due 09/01/2036	92	94
6.250% due 05/25/2042	135	137
6.344% due 12/25/2023	722	733
6.494% due 09/25/2023 - 10/25/2023	357	367
6.500% due 12/25/2016 - 01/25/2044	5,542	5,671
6.676% due 11/01/2014	45	45
6.772% due 07/01/2035	56,195	58,225
6.903% due 11/01/2035	484	501
6.948% due 11/01/2035	1,319	1,367
7.000% due 02/01/2011 - 02/25/2044	1,806	1,864
7.191% due 07/01/2018	98	99
7.219% due 12/01/2040	423	429
7.273% due 11/01/2025	196	198
7.305% due 09/01/2029	513	521
7.407% due 06/01/2030	151	155
7.500% due 05/01/2028 - 05/25/2042	299	312
7.775% due 05/01/2030	28	29
8.000% due 08/25/2022 - 10/01/2026	383	405
9.000% due 04/01/2020 - 01/01/2026	310	335
9.500% due 07/01/2021 - 06/01/2025	224	246

Federal Home Loan Bank
3.250% due 08/04/2008	11,000	10,763
4.050% due 02/09/2010	2,000	1,958
4.090% due 07/22/2011	1,000	969
4.100% due 11/19/2008	500	494
5.500% due 03/02/2009	45,900	45,900

Freddie Mac
2.500% due 04/15/2013	1,310	1,284
3.000% due 05/15/2022	100	98
3.500% due 05/01/2008 - 03/15/2022	2,587	2,532
3.641% due 10/01/2033	737	725
3.800% due 02/17/2009	5,000	4,903
3.870% due 12/15/2013	167	165
3.883% due 07/01/2033	2,317	2,298
3.896% due 05/01/2034	1,163	1,140
3.898% due 08/01/2033	252	249
3.927% due 06/01/2033	114	114
4.000% due 05/01/2008 - 10/15/2026	63,766	61,816

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.016% due 03/01/2034	$2,597	$2,554
4.068% due 04/01/2034	1,752	1,726
4.113% due 11/01/2033	259	255
4.138% due 10/01/2033	36,675	36,221
4.160% due 01/01/2034	872	862
4.189% due 10/01/2034	1,343	1,324
4.193% due 07/01/2034	607	598
4.221% due 03/01/2034	3,152	3,114
4.250% due 04/15/2023 - 09/15/2024	8,249	8,142
4.261% due 12/01/2033	461	456
4.280% due 01/01/2034	221	219
4.285% due 12/01/2034	382	383
4.297% due 12/01/2033	639	632
4.299% due 11/01/2034	3,676	3,629
4.316% due 03/01/2035	336	332
4.317% due 10/01/2033	1,519	1,523
4.378% due 01/01/2035	702	695
4.423% due 12/01/2033	764	760
4.493% due 03/01/2035	689	686
4.500% due 01/01/2008 - 08/15/2034	174,383	172,042
4.500% due 10/15/2020 (e)	6,781	6,683
4.501% due 12/01/2034	3,507	3,480
4.503% due 08/01/2035	2,746	2,723
4.539% due 09/01/2034	256	253
4.551% due 03/01/2035	5,183	5,160
4.563% due 12/01/2034	115	114
4.575% due 11/01/2034	1,725	1,716
4.607% due 01/01/2035	108	108
4.655% due 03/01/2035	1,215	1,213
4.750% due 06/15/2027 - 01/15/2031	3,394	3,374
4.788% due 09/01/2034	3,045	3,032
4.793% due 02/01/2035	3,647	3,633
4.816% due 05/01/2035	5,587	5,574
4.826% due 03/01/2035	796	797
4.833% due 07/01/2035	1,357	1,354
4.855% due 09/01/2035	154	154
4.875% due 07/01/2035	1,638	1,614
4.931% due 12/01/2032	282	282
4.933% due 07/01/2033	88	87
4.935% due 12/01/2034	3,325	3,301
4.942% due 10/15/2013	167	166
4.946% due 04/01/2034	57	57
4.974% due 04/01/2035	1,408	1,408
4.997% due 05/01/2035	1,646	1,645
5.000% due 09/01/2007 - 02/15/2027	213,265	212,497
5.004% due 05/01/2033	62	61
5.014% due 03/01/2035	87	87
5.019% due 06/01/2035	169	168
5.034% due 12/01/2035	144	143
5.125% due 09/01/2034	449	452
5.176% due 03/01/2035	1,358	1,364
5.181% due 08/01/2015	89	89
5.184% due 11/01/2033	3,956	3,914
5.193% due 11/01/2033	4,835	4,823
5.201% due 11/01/2035	4,575	4,588
5.240% due 03/01/2036	2,498	2,502
5.254% due 09/01/2035	996	1,002
5.286% due 02/01/2036	293	294
5.300% due 10/01/2035	2,321	2,336
5.301% due 09/01/2035	342	341
5.356% due 12/01/2036	310	311
5.369% due 12/01/2035	5,553	5,574
5.376% due 01/01/2037	4,156	4,170
5.421% due 02/01/2036	332	334
5.470% due 09/25/2035	9,276	9,281
5.500% due 08/01/2009 - 10/15/2032	60,992	61,308
5.527% due 01/01/2030	212	214
5.550% due 11/15/2027	153	153
5.580% due 08/25/2031	1,300	1,306
5.596% due 02/01/2019	162	164

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.600% due 09/25/2031	$1,499	$1,500
5.610% due 12/01/2035	1,284	1,286
5.670% due 06/15/2018 - 12/15/2030	4,632	4,650
5.699% due 03/01/2036	153	154
5.720% due 05/25/2043	3,607	3,628
5.811% due 11/01/2035	40	40
5.825% due 03/15/2024	250	252
5.870% due 02/15/2032 - 03/15/2032	775	780
5.875% due 12/15/2023 - 10/15/2026	683	689
5.920% due 06/15/2029 - 06/15/2031	1,777	1,801
5.975% due 03/15/2023	538	540
6.000% due 11/15/2008 - 10/01/2033	14,510	14,684
6.039% due 07/01/2019	19	19
6.075% due 04/15/2022	178	179
6.133% due 10/25/2044 - 02/25/2045	1,581	1,594
6.250% due 12/15/2023 - 03/15/2028	3,386	3,398
6.270% due 03/15/2029	1,254	1,285
6.333% due 07/25/2044	10,126	10,241
6.643% due 03/01/2030	418	425
7.000% due 07/15/2027	200	206
7.047% due 09/01/2034	202	204
7.372% due 11/01/2031	378	383

Ginnie Mae
4.000% due 09/16/2025	460	455
4.500% due 08/16/2028	3,000	2,959
5.000% due 05/20/2030	3,800	3,781
5.250% due 01/20/2030	40	41
5.375% due 01/20/2027	1,246	1,262
5.500% due 09/20/2029 - 07/20/2031	2,970	3,001
5.520% due 01/16/2031	56	56
5.670% due 06/20/2032	193	195
5.720% due 06/20/2030 - 02/16/2032	1,269	1,271
5.750% due 07/20/2026	46	46
5.770% due 03/16/2031	366	369
5.820% due 04/16/2030 - 04/16/2032	446	450
6.000% due 01/20/2020 - 03/20/2032	1,648	1,648
6.125% due 10/20/2029	2,919	2,956
6.500% due 07/20/2017	528	529
8.500% due 12/20/2026 - 11/20/2027	96	103

Small Business Administration
5.090% due 10/01/2025	3,447	3,436
5.610% due 11/25/2027	10,000	9,988
5.625% due 01/25/2032	12,960	12,910
6.100% due 02/01/2009	84	86

Total U.S. Government Agencies (Cost $1,559,588)		1,565,984

MORTGAGE-BACKED SECURITIES 30.5%
ABN AMRO Mortgage Corp.
5.000% due 02/25/2018	2,203	2,194

Adjustable Rate Mortgage Trust
4.586% due 05/25/2035	1,595	1,576
4.733% due 01/25/2036	4,841	4,810
5.570% due 10/25/2035	72	72
5.690% due 01/25/2035	3,669	3,681
5.690% due 02/25/2035	4,144	4,165

American Home Mortgage Investment Trust
4.390% due 02/25/2045	1,381	1,363

80	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Arkle Master Issuer PLC
5.300% due 11/19/2007	$2,000	$2,001

Arran Residential Mortgages Funding PLC
5.340% due 04/12/2036	1,047	1,047

Banc of America Alternative Loan Trust
5.000% due 06/25/2019	2,243	2,233

Banc of America Commercial Mortgage, Inc.
4.890% due 04/11/2037	3,243	3,228

Banc of America Funding Corp.
4.106% due 03/20/2035	284	282
4.113% due 05/25/2035	3,071	3,021
4.483% due 11/20/2034	7,373	7,310

Banc of America Mortgage Securities, Inc.
3.708% due 04/25/2034	1,373	1,349
3.983% due 02/25/2033	2,728	2,702
4.500% due 02/25/2018	2,509	2,478
5.000% due 12/25/2018	393	390
5.000% due 05/25/2035	21,147	21,053
5.270% due 10/25/2035	323	319
5.500% due 04/25/2033	965	965
6.500% due 09/25/2033	1,268	1,283

Bear Stearns Adjustable Rate Mortgage Trust
4.194% due 11/25/2034	5,718	5,768
4.622% due 01/25/2034	2,018	2,029
4.750% due 10/25/2035	18,750	18,578
4.776% due 01/25/2034	1,314	1,310
4.948% due 10/25/2033	66	66
5.052% due 04/25/2033	15	16
5.624% due 02/25/2033	63	63

Bear Stearns Alt-A Trust
4.942% due 11/25/2034	13,829	13,791
5.480% due 02/25/2034	2,582	2,584
5.520% due 02/25/2034	10,530	10,546
5.824% due 11/25/2036	1,234	1,243

Bear Stearns Commercial Mortgage Securities
3.970% due 11/11/2035	15,204	14,930
6.020% due 02/14/2031	29,050	29,396
6.440% due 06/16/2030	7,100	7,173

Bear Stearns Cos., Inc.
6.120% due 02/25/2035	21,100	21,107

Bear Stearns Mortgage Funding Trust
5.390% due 02/25/2037	2,972	2,973

Bear Stearns Second Lien Trust
5.540% due 02/25/2035	25,000	25,012
7.820% due 02/25/2035	2,450	889

Chase Mortgage Finance Corp.
4.366% due 02/25/2037	14,796	14,578
5.000% due 04/25/2018	201	200
5.243% due 12/25/2035	3,953	3,925
5.250% due 01/25/2034	3,506	3,476

Citicorp Mortgage Securities, Inc.
5.000% due 04/25/2018	5,636	5,612
5.000% due 02/25/2035	200	181
5.500% due 09/25/2035	1,447	1,440

Citigroup Commercial Mortgage Trust
5.390% due 08/15/2021	4,295	4,298
5.431% due 10/15/2049	24,250	24,326

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	17,000	16,940
5.617% due 10/15/2048	15,000	15,247

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	20,549	20,422
6.455% due 05/15/2032	3,568	3,610

Countrywide Alternative Loan Trust
5.158% due 07/25/2034	953	949
5.500% due 01/25/2046	2,700	2,696

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.500% due 02/20/2047	$18,215	$18,190
5.530% due 03/20/2046	1,737	1,740
5.580% due 12/25/2035	421	421
5.600% due 12/25/2035	1,171	1,174
5.620% due 08/25/2035	2,347	2,349
5.620% due 12/25/2035	3,142	3,159
5.670% due 09/25/2035	8,004	8,041
5.983% due 02/25/2036	1,434	1,439
6.187% due 08/25/2036	1,745	1,769

Countrywide Home Loan Mortgage Pass-Through Trust
4.414% due 06/20/2035	1,229	1,208
4.500% due 10/25/2018	90	81
4.500% due 01/25/2033	2,327	2,314
4.722% due 08/25/2034	9,125	9,057
5.000% due 05/25/2034	862	851
5.500% due 01/25/2034	213	212
5.500% due 11/25/2035	5,793	5,785
5.550% due 05/25/2035	557	558
5.590% due 05/25/2034	161	161
5.590% due 02/25/2035	590	591
5.610% due 03/25/2035	3,724	3,735
5.620% due 03/25/2035	348	349
5.640% due 03/25/2035	18,648	18,701
5.660% due 06/25/2035	7,919	7,904

Credit Suisse Mortgage Capital Certificates
5.311% due 12/15/2039	25,000	24,854
5.467% due 09/15/2039	20,000	20,125

CS First Boston Mortgage Securities Corp.
4.106% due 12/15/2035	21,022	20,589
4.580% due 10/25/2033	9,131	8,991
6.500% due 04/25/2033	482	483
7.370% due 11/25/2032	50	49

CW Capital Cobalt Ltd.
5.223% due 08/15/2048	20,000	19,721

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.390% due 01/25/2047	1,906	1,907
5.400% due 03/25/2037	10,911	10,925
5.420% due 10/25/2036	587	587

Downey Savings & Loan Association Mortgage Loan Trust
5.650% due 08/19/2045	7,891	7,927

First Horizon Alternative Mortgage Securities
5.310% due 07/25/2035	946	945
5.412% due 09/25/2035	221	221

First Horizon Asset Securities, Inc.
4.921% due 02/25/2035	1,592	1,587
5.000% due 03/25/2034	6,641	6,572
5.194% due 06/25/2033	7,570	7,528
5.590% due 02/25/2035	79	79
6.000% due 05/25/2036	2,026	2,033

First Republic Mortgage Loan Trust
5.620% due 08/15/2032	3,166	3,177
5.640% due 06/25/2030	1,235	1,228
5.670% due 11/15/2031	639	642
5.720% due 11/15/2032	941	947

GMAC Commercial Mortgage Securities, Inc.
5.238% due 11/10/2045	20,000	19,851

GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	7,457	7,429

Greenpoint Mortgage Funding Trust
5.400% due 10/25/2046	3,424	3,426
5.400% due 01/25/2047	1,991	1,992
5.550% due 06/25/2045	8,589	8,610

Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	25,000	25,088

GS Mortgage Securities Corp. II
5.560% due 11/10/2039	20,000	20,290

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
GSR Mortgage Loan Trust
4.429% due 12/25/2034	$22,825	$22,130
4.500% due 08/25/2019	158	156
4.539% due 09/25/2035	11,682	11,568
4.603% due 03/25/2033	177	174
5.000% due 08/25/2019	847	843
5.019% due 05/25/2035	358	357
5.670% due 01/25/2034	3,699	3,698
6.000% due 03/25/2032	87	87

GSRPM Mortgage Loan Trust
5.720% due 11/25/2031	1,641	1,644

Harborview Mortgage Loan Trust
3.941% due 06/19/2034	10,000	9,822
5.410% due 01/19/2038	12,521	12,539
5.450% due 04/19/2038	3,644	3,639
5.510% due 01/19/2038	47,183	47,251
5.510% due 02/19/2046	3,359	3,357
5.520% due 02/19/2046	176	177
5.540% due 05/19/2035	4,248	4,256
5.560% due 06/19/2035	1,126	1,130
5.560% due 01/19/2036	700	702
5.560% due 03/19/2037	6,626	6,642
5.570% due 01/19/2036	9,944	9,968
5.630% due 11/19/2035	1,221	1,226
5.650% due 09/19/2035	94	94
5.660% due 06/20/2035	390	392

Impac CMB Trust
6.220% due 10/25/2033	2,599	2,602

Impac Secured Assets CMN Owner Trust
5.400% due 01/25/2037	13,288	13,300

Indymac Index Mortgage Loan Trust
5.410% due 11/25/2046	1,741	1,742
5.420% due 01/25/2037	1,618	1,620
5.540% due 04/25/2046	3,074	3,079
5.710% due 05/25/2034	1,992	1,995

JPMorgan Chase Commercial Mortgage Securities Securities Corp.
5.050% due 12/12/2034	10,000	9,930
5.336% due 05/15/2047	15,000	14,916
5.420% due 01/15/2049	19,000	19,029
5.429% due 12/12/2043	20,000	20,063
5.475% due 04/15/2043	20,000	20,157
5.552% due 05/12/2045	20,000	20,253

JPMorgan Mortgage Trust
4.771% due 07/25/2035	4,906	4,868
4.841% due 12/25/2034	827	817
4.857% due 12/25/2034	259	258
4.951% due 11/25/2035	23,743	23,582
4.977% due 08/25/2035	7,089	7,040
5.011% due 07/25/2035	1,961	1,950
5.301% due 07/25/2035	14,721	14,702

LB-UBS Commercial Mortgage Trust
5.347% due 11/15/2038	20,000	19,965

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.400% due 09/15/2021	4,142	4,144

MASTR Adjustable Rate Mortgages Trust
4.669% due 07/25/2034	7,694	7,646

MASTR Asset Securitization Trust
5.000% due 04/25/2018	8,008	7,976
5.000% due 05/25/2018	1,621	1,611
5.500% due 09/25/2033	2,254	2,215

Mellon Residential Funding Corp.
5.560% due 06/15/2030	587	588
5.750% due 08/15/2032	888	893

Merrill Lynch Commercial Mortgage Trust
5.172% due 12/12/2049	20,000	19,677
5.414% due 07/12/2046	28,500	28,555

See Accompanying Notes	Annual Report	March 31, 2007	81

Schedule of Investments  Short-Term Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Merrill Lynch Floating Trust
5.390% due 06/15/2022	$1,779	$1,780

Merrill Lynch Mortgage Investors, Inc.
4.876% due 06/25/2035	3,734	3,720
5.430% due 08/25/2036	1,681	1,682
5.638% due 03/25/2030	447	448

Merrill Lynch Mortgage Trust
5.291% due 01/12/2044	20,000	19,927

MLCC Mortgage Investors, Inc.
5.798% due 03/25/2028	3,771	3,780

Morgan Stanley Capital I
5.332% due 12/15/2043	20,000	19,916
5.380% due 10/15/2020	6,592	6,592
5.720% due 12/18/2032	19,169	19,371

Morgan Stanley Mortgage Loan Trust
4.391% due 07/25/2034	5,041	4,981

Nomura Asset Acceptance Corp.
5.050% due 10/25/2035	214	213

Residential Accredit Loans, Inc.
5.600% due 12/25/2045	5,238	5,262
5.620% due 08/25/2035	1,495	1,497
5.750% due 02/25/2033	1,665	1,666

Residential Asset Mortgage Products, Inc.
5.250% due 09/25/2034	2,750	2,757
7.500% due 12/25/2031	3,266	3,474

Residential Asset Securitization Trust
5.820% due 03/25/2033	1,208	1,213

Residential Funding Mortgage Securities I, Inc.
5.000% due 04/25/2018	219	217
6.500% due 03/25/2032	249	251

Sequoia Mortgage Trust
5.571% due 05/20/2034	1,897	1,899
5.670% due 07/20/2033	6,132	6,157
5.681% due 10/20/2034	2,328	2,336
5.700% due 10/20/2027	805	806
5.770% due 12/20/2032	195	196

Structured Adjustable Rate Mortgage Loan Trust
4.965% due 07/25/2034	673	669

Structured Asset Mortgage Investments, Inc.
5.450% due 03/25/2037	1,775	1,774
5.490% due 03/25/2037	21,731	21,694
5.510% due 03/25/2037	19,389	19,354
5.540% due 05/25/2036	10,474	10,491
5.630% due 12/25/2035	1,421	1,424
5.650% due 09/19/2032	1,564	1,567
5.670% due 03/19/2034	1,292	1,294
7.173% due 02/19/2035	2,814	2,821

Structured Asset Securities Corp.
4.781% due 11/25/2033	488	484
5.331% due 10/25/2035	1,648	1,642
5.370% due 05/25/2036	4,410	4,413
5.450% due 03/25/2033	4,096	4,065
6.874% due 05/25/2032	184	183

TBW Mortgage-Backed Pass-Through Certificates
5.420% due 09/25/2036	2,602	2,604

Thornburg Mortgage Securities Trust
5.420% due 03/25/2037	19,865	19,846
5.430% due 04/25/2036	1,857	1,859
5.430% due 12/25/2036	3,309	3,309
5.440% due 04/25/2036	2,000	1,997
5.440% due 08/25/2036	4,670	4,665
5.470% due 12/25/2036	4,975	4,980
5.660% due 06/25/2044	1,200	1,202

Wachovia Bank Commercial Mortgage Trust
5.410% due 09/15/2021	9,749	9,755
5.416% due 01/15/2045	25,000	25,091
5.572% due 10/15/2048	25,000	25,353

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Washington Mutual MSC Mortgage Pass-Through Certificates
5.385% due 02/25/2033	$515	$514
6.862% due 02/25/2031	63	62
6.949% due 02/25/2033	346	346

Washington Mutual, Inc.
3.927% due 04/25/2033	1,588	1,573
4.043% due 02/25/2034	375	370
4.061% due 10/25/2033	17,000	16,755
4.158% due 02/25/2033	428	426
4.188% due 08/25/2033	4,363	4,293
4.229% due 03/25/2034	4,165	4,125
4.380% due 12/25/2032	889	883
4.585% due 04/25/2035	100	99
4.639% due 03/25/2035	889	883
4.675% due 05/25/2035	2,262	2,234
4.838% due 10/25/2035	5,985	5,881
4.921% due 08/25/2035	5,581	5,536
5.111% due 10/25/2032	390	389
5.113% due 12/25/2035	2,550	2,531
5.500% due 06/25/2034	857	859
5.540% due 08/25/2046	7,879	7,903
5.550% due 04/25/2045	417	419
5.560% due 06/25/2046	5,000	5,018
5.580% due 11/25/2045	3,521	3,534
5.590% due 12/25/2027	6,577	6,580
5.590% due 12/25/2045	8,886	8,918
5.610% due 07/25/2045	10,210	10,231
5.610% due 10/25/2045	10,243	10,264
5.630% due 01/25/2045	13,325	13,353
5.640% due 08/25/2045	517	519
5.660% due 01/25/2045	7,350	7,371
5.710% due 12/25/2045	5,746	5,764
5.735% due 11/25/2034	422	423
5.743% due 12/25/2046	3,098	3,106
5.745% due 11/25/2034	11,033	11,081
5.892% due 09/25/2046	783	783
5.892% due 11/25/2046	1,663	1,675
5.896% due 08/25/2046	7,651	7,691
6.183% due 11/25/2042	1,479	1,486
6.383% due 06/25/2042	1,690	1,692
6.383% due 08/25/2042	135	136

Wells Fargo Mortgage-Backed Securities Trust
3.539% due 09/25/2034	1,100	1,073
4.050% due 11/25/2034	15,630	15,389
4.099% due 08/25/2034	225	223
4.500% due 08/25/2018	12,219	12,061
4.500% due 11/25/2018	9,675	9,481
4.545% due 03/25/2035	3,974	3,932
4.568% due 11/25/2034	35,206	35,018
4.655% due 09/25/2033	22,447	22,135
4.738% due 07/25/2034	21,611	21,299
4.750% due 10/25/2018	12,594	12,485
4.950% due 03/25/2036	3,883	3,857
4.977% due 10/25/2035	4,701	4,710
4.999% due 10/25/2035	381	378
5.000% due 07/25/2019	107	106
5.090% due 03/25/2036	11,471	11,460

Total Mortgage-Backed Securities (Cost $1,667,749)		1,669,503

ASSET-BACKED SECURITIES 20.4%
Aames Mortgage Investment Trust
5.380% due 04/25/2036	936	937

Accredited Mortgage Loan Trust
5.370% due 02/25/2037	1,902	1,903
5.480% due 09/25/2035	3,800	3,803

ACE Securities Corp.
5.370% due 07/25/2036	3,263	3,263
5.370% due 08/25/2036	1,638	1,639
5.370% due 12/25/2036	1,656	1,656
5.380% due 04/25/2036	454	455

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.430% due 10/25/2035	$2,042	$2,043
5.520% due 06/25/2035	538	538

AFC Home Equity Loan Trust
6.030% due 12/22/2027	59	59

American Express Credit Account Master Trust
5.320% due 01/18/2011	7,200	7,196
5.430% due 11/16/2009	2,000	2,001
5.430% due 12/15/2009	1,900	1,901
5.430% due 09/15/2010	2,100	2,104
5.820% due 02/15/2012	3,194	3,202

Ameriquest Mortgage Securities, Inc.
5.550% due 11/25/2035	1,942	1,944

Amortizing Residential Collateral Trust
5.610% due 07/25/2032	56	56
5.670% due 10/25/2031	783	784

Argent Securities, Inc.
5.370% due 10/25/2036	1,532	1,533
5.400% due 01/25/2036	833	834
5.400% due 03/25/2036	2,965	2,967
5.410% due 07/25/2036	6,500	6,497

Asset-Backed Funding Certificates
5.380% due 11/25/2036	5,862	5,867
5.670% due 06/25/2034	1,267	1,270

Asset-Backed Securities Corp. Home Equity
5.370% due 11/25/2036	5,155	5,158
5.370% due 12/25/2036	1,676	1,677
5.380% due 03/25/2036	1,523	1,524

Bear Stearns Asset-Backed Securities, Inc.
5.220% due 10/25/2036	9,533	9,486
5.360% due 02/25/2037	9,748	9,752
5.370% due 11/25/2036	5,301	5,300
5.400% due 04/25/2036	3,871	3,873
5.400% due 10/25/2036	1,787	1,788
5.410% due 04/25/2036	1,877	1,878
5.440% due 11/25/2035	4,170	4,173
5.452% due 10/25/2036	6,353	6,306
5.650% due 10/25/2032	672	673
5.650% due 01/25/2036	1,836	1,838
5.748% due 10/25/2036	9,775	9,921
5.770% due 03/25/2043	1,639	1,643

Capital One Auto Finance Trust
5.340% due 12/14/2007	1,769	1,771

Carrington Mortgage Loan Trust
5.370% due 08/25/2036	1,805	1,807
5.370% due 10/25/2036	2,488	2,489
5.370% due 12/25/2036	2,562	2,563
5.370% due 01/25/2037	18,442	18,451
5.440% due 10/25/2035	282	282
5.640% due 10/25/2035	4,500	4,511

Centex Home Equity
5.370% due 06/25/2036	4,791	4,794

Chase Credit Card Master Trust
5.430% due 07/15/2010	5,076	5,085
5.430% due 10/15/2010	6,834	6,849
6.120% due 02/15/2011	5,000	5,055

Chase Issuance Trust
5.330% due 12/15/2010	3,200	3,203

CIT Group Home Equity Loan Trust
5.590% due 06/25/2033	114	114

Citibank Master Trust
5.540% due 04/16/2013	3,000	3,010

Citicorp Residential Mortgage Securities
5.410% due 03/25/2037	20,000	20,009

Citigroup Mortgage Loan Trust, Inc.
5.360% due 12/25/2036	1,967	1,968
5.370% due 10/25/2036	4,021	4,023
5.370% due 11/25/2036	1,449	1,450

82	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.380% due 01/25/2037	$1,925	$1,926
5.430% due 01/25/2036	8,719	8,726

Countrywide Asset-Backed Certificates
5.350% due 01/25/2046	5,156	5,156
5.370% due 01/25/2037	4,989	4,993
5.370% due 03/25/2037	9,028	9,034
5.370% due 05/25/2037	12,781	12,817
5.370% due 07/25/2037	1,964	1,965
5.380% due 03/25/2037	1,349	1,350
5.380% due 09/25/2046	2,393	2,394
5.400% due 06/25/2037	1,679	1,680
5.420% due 05/25/2036	2,391	2,393
5.420% due 07/25/2037	20,000	20,002
5.420% due 08/25/2037	1,600	1,597
5.420% due 09/25/2037	14,000	14,003
5.430% due 10/25/2046	6,536	6,538
5.510% due 06/25/2036	2,000	2,003
6.060% due 05/25/2032	153	154

Credit-Based Asset Servicing & Securitization LLC
5.390% due 01/25/2037	1,914	1,915
5.410% due 12/25/2037	1,774	1,773
5.470% due 10/25/2036	742	743

CS First Boston Mortgage Securities Corp.
5.940% due 01/25/2032	316	316

DaimlerChrysler Auto Trust
5.329% due 12/08/2007	1,805	1,806

Equifirst Mortgage Loan Trust
5.570% due 07/25/2034	627	627

Equity One Asset-Backed Securities, Inc.
5.620% due 04/25/2034	553	555

First Franklin Mortgage Loan Asset-Backed Certificates
5.350% due 05/25/2036	468	468
5.350% due 07/25/2036	1,685	1,686
5.360% due 09/25/2036	3,160	3,162
5.370% due 11/25/2036	7,397	7,401
5.370% due 12/25/2036	12,835	12,839
5.370% due 03/25/2037	38,577	38,594
5.390% due 02/25/2036	3,934	3,937
5.390% due 03/25/2036	6,808	6,810
5.390% due 12/25/2036	1,789	1,790
5.410% due 07/25/2036	24,261	24,261
5.420% due 11/25/2035	1,930	1,931
5.430% due 04/25/2036	1,800	1,801
5.690% due 12/25/2034	857	859
5.700% due 10/25/2034	111	111

First NLC Trust
5.440% due 02/25/2036	254	254

Franklin Auto Trust
5.320% due 04/15/2008 (a)	2,500	2,500

Fremont Home Loan Trust
5.370% due 10/25/2036	1,557	1,557
5.380% due 01/25/2037	1,783	1,782
5.390% due 02/25/2037	667	667
5.490% due 01/25/2036	1,673	1,674

GS Mortgage Securities Corp.
5.430% due 06/25/2035	1,981	1,980

GSAMP Trust
5.360% due 10/25/2036	1,623	1,624
5.380% due 04/25/2036	287	287
5.390% due 09/25/2036	1,453	1,454

GSR Mortgage Loan Trust
5.420% due 11/25/2030	278	278

HFC Home Equity Loan Asset-Backed Certificates
5.670% due 09/20/2033	2,170	2,177

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Home Equity Asset Trust
5.390% due 07/25/2036	$5,681	$5,685
5.920% due 11/25/2032	8	8

Home Equity Mortgage Trust
5.321% due 04/25/2035	3,000	2,975

Honda Auto Receivables Owner Trust
5.322% due 03/18/2008	11,418	11,424
5.342% due 11/15/2007	3,534	3,536

HSI Asset Securitization Corp. Trust
5.370% due 10/25/2036	4,048	4,045
5.370% due 12/25/2036	6,375	6,379
5.380% due 03/25/2036	972	973
5.430% due 12/25/2036	9,000	8,998

Hyundai Auto Receivables Trust
5.348% due 11/15/2007	837	837

Indymac Residential Asset-Backed Trust
5.360% due 08/25/2036	656	657
5.420% due 03/25/2036	239	239

Irwin Home Equity
5.860% due 07/25/2032	558	559

IXIS Real Estate Capital Trust
5.380% due 05/25/2037	259	259

JPMorgan Mortgage Acquisition Corp.
5.370% due 07/25/2036	1,466	1,467
5.370% due 08/25/2036	1,939	1,940
5.390% due 11/25/2036	1,482	1,483
5.390% due 01/25/2037	34,101	34,123
5.410% due 10/25/2036	1,801	1,802
5.420% due 07/25/2036	21,000	21,005
5.430% due 08/25/2036	2,484	2,486
5.530% due 06/25/2035	3,420	3,426

Lehman XS Trust
5.390% due 05/25/2046	1,136	1,137
5.400% due 07/25/2046	1,546	1,547
5.410% due 05/25/2046	2,591	2,591

Long Beach Mortgage Loan Trust
5.350% due 06/25/2036	960	961
5.360% due 11/25/2036	6,449	6,452
5.380% due 04/25/2036	332	332
5.420% due 11/25/2035	745	746
5.500% due 08/25/2035	1,602	1,603
5.600% due 10/25/2034	2,701	2,706
6.020% due 03/25/2032	95	97

MASTR Asset-Backed Securities Trust
5.380% due 10/25/2036	2,543	2,544
5.390% due 12/25/2035	1,506	1,508
5.450% due 10/25/2036	5,000	5,000

MBNA Credit Card Master Note Trust
3.300% due 07/15/2010	6,000	5,908
5.320% due 12/15/2010	2,600	2,602
5.420% due 12/15/2011	4,800	4,815
5.440% due 08/16/2010	4,743	4,752
5.530% due 03/15/2011	1,900	1,908

Merrill Lynch Mortgage Investors, Inc.
5.350% due 06/25/2037	5,065	5,068
5.380% due 10/25/2037	3,527	3,529
5.400% due 09/25/2037	6,096	6,099

Morgan Stanley ABS Capital I
5.350% due 06/25/2036	1,005	1,006
5.360% due 06/25/2036	1,089	1,090
5.360% due 07/25/2036	3,464	3,466
5.360% due 10/25/2036	1,684	1,684
5.360% due 01/25/2037	11,180	11,185
5.370% due 09/25/2036	4,251	4,254
5.370% due 10/25/2036	1,690	1,691
5.370% due 11/25/2036	3,700	3,702
5.410% due 01/25/2037	20,000	19,983
5.420% due 09/25/2035	2,262	2,264

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.420% due 04/25/2036	$4,000	$4,001
5.420% due 10/25/2036	10,000	9,998
5.420% due 11/25/2036	20,000	19,991
5.430% due 07/25/2035	558	559

Morgan Stanley Capital I
5.390% due 02/25/2036	1,172	1,173

Morgan Stanley Home Equity Loans
5.370% due 12/25/2036	8,306	8,310

Morgan Stanley IXIS Real Estate Capital Trust
5.370% due 11/25/2036	6,047	6,050
5.430% due 11/25/2036	15,000	14,997

Morgan Stanley Mortgage Loan Trust
5.390% due 01/25/2047	16,333	16,325

Nationstar Mortgage LLC
5.380% due 03/25/2037	1,950	1,952

Nelnet Student Loan Trust
5.146% due 09/25/2012	3,970	3,968
5.400% due 06/22/2017	4,000	4,008

New Century Home Equity Loan Trust
5.390% due 08/25/2036	728	728
5.440% due 10/25/2035	55	55
5.490% due 12/25/2035	15,000	14,976
5.500% due 06/25/2035	5,218	5,213
5.500% due 05/25/2036	2,000	2,000
5.580% due 06/25/2035	4,424	4,403

Nissan Auto Lease Trust
5.347% due 12/14/2007	1,002	1,003

Option One Mortgage Loan Trust
5.360% due 02/25/2037	3,421	3,422
5.370% due 07/25/2036	1,093	1,094
5.370% due 01/25/2037	1,871	1,872
5.420% due 11/25/2035	1,661	1,662

Ownit Mortgage Loan Asset-Backed Certificates
5.440% due 06/25/2036	3,273	3,276

Park Place Securities, Inc.
5.480% due 09/25/2035	4	4

Popular ABS Mortgage Pass-Through Trust
5.370% due 07/25/2036	979	979

Renaissance Home Equity Loan Trust
5.670% due 08/25/2032	51	51
5.760% due 08/25/2033	671	673
5.820% due 12/25/2033	2,059	2,072

Residential Asset Mortgage Products, Inc.
5.390% due 11/25/2036	1,441	1,442
5.390% due 02/25/2037	8,989	8,994
5.400% due 10/25/2036	3,300	3,302
5.420% due 05/25/2035	58	58
5.430% due 05/25/2025	492	493

Residential Asset Securities Corp.
5.360% due 06/25/2036	301	301
5.380% due 01/25/2037	7,237	7,239
5.390% due 02/25/2036	1,041	1,042
5.390% due 04/25/2036	2,148	2,149
5.390% due 07/25/2036	4,120	4,121
5.390% due 11/25/2036	4,195	4,197
5.390% due 02/25/2037	5,882	5,885
5.400% due 02/25/2036	2,251	2,252
5.400% due 10/25/2036	1,176	1,176
5.430% due 07/25/2036	1,900	1,899
5.430% due 04/25/2037	7,200	7,202
5.460% due 12/25/2035	36,995	37,024

SACO I, Inc.
5.700% due 11/25/2035	3,577	3,580

Salomon Brothers Mortgage Securities VII
5.620% due 03/25/2032	561	562

See Accompanying Notes	Annual Report	March 31, 2007	83

Schedule of Investments  Short-Term Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Saxon Asset Securities Trust
5.380% due 11/25/2036	$3,833	$3,836
5.590% due 01/25/2032	113	113

SBI HELOC Trust
5.490% due 08/25/2036	581	581

Securitized Asset-Backed Receivables LLC Trust
5.360% due 01/25/2037	3,888	3,889
5.370% due 09/25/2036	1,564	1,565

SLM Student Loan Trust
3.800% due 12/15/2038	15,400	15,032
5.316% due 10/27/2014	22,800	22,814
5.326% due 04/25/2014	13,000	13,010
5.330% due 07/25/2013	5,898	5,901
5.350% due 10/25/2018	3,673	3,671
5.370% due 04/27/2015	6,786	6,790
5.510% due 04/25/2012	307	307
5.540% due 01/25/2013	196	196

Soundview Home Equity Loan Trust
5.360% due 11/25/2036	1,629	1,629
5.380% due 11/25/2036	4,849	4,845
5.400% due 01/25/2037	8,446	8,450
5.420% due 10/25/2036	2,330	2,331
5.430% due 11/25/2035	1,536	1,537
5.430% due 01/25/2037	10,000	9,998
5.550% due 06/25/2035	1,584	1,585

Specialty Underwriting & Residential Finance
5.350% due 06/25/2037	2,690	2,692
5.365% due 11/25/2037	4,677	4,679
5.380% due 01/25/2038	1,944	1,945
5.420% due 11/25/2037	13,000	12,998
5.440% due 06/25/2036	575	575
5.660% due 01/25/2034	50	50

Structured Asset Investment Loan Trust
5.370% due 07/25/2036	9,366	9,360
5.410% due 07/25/2035	91	91
5.430% due 08/25/2035	1,266	1,266
5.430% due 11/25/2035	9,670	9,677
5.440% due 09/25/2035	959	960

Structured Asset Securities Corp.
5.370% due 02/25/2036	2,761	2,763
5.370% due 09/25/2036	2,136	2,137
5.370% due 10/25/2036	6,925	6,929
5.400% due 11/25/2035	5,560	5,564

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.460% due 06/25/2035	$1,942	$1,943
5.610% due 01/25/2033	801	803

Trapeza CDO I LLC
6.038% due 11/16/2034	1,000	995

Triad Auto Receivables Owner Trust
5.341% due 11/13/2007	1,150	1,151

Vanderbilt Acquisition Loan Trust
7.120% due 05/07/2032	5,000	5,285

Wachovia Auto Owner Trust
5.358% due 11/09/2007	480	480

Washington Mutual Asset-Backed Certificates
5.370% due 01/25/2037	3,842	3,844
5.430% due 01/25/2037	13,786	13,783

Wells Fargo Home Equity Trust
5.390% due 07/25/2036	3,031	3,032
5.420% due 07/25/2036	11,075	11,073
5.420% due 03/25/2037	3,000	3,001
5.430% due 11/25/2035	4,496	4,499
5.560% due 10/25/2035	7,200	7,209
5.570% due 12/25/2035	3,000	3,003

WMC Mortgage Loan Pass-Through Certificates
6.000% due 05/15/2030	300	300

Total Asset-Backed Securities (Cost $1,117,419)		1,117,662

SHORT-TERM INSTRUMENTS 8.1%

CERTIFICATES OF DEPOSIT 6.3%
Bank of the West San Francisco
5.310% due 11/19/2007	33,000	33,005

Barclays Bank PLC
5.281% due 03/17/2008	115,400	115,379

BNP Paribas
5.270% due 09/23/2008	60,400	60,375

Fortis Bank NY
5.265% due 06/30/2008	32,800	32,811

Royal Bank of Scotland Group PLC
5.265% due 03/26/2008	53,000	52,992

Societe Generale NY
5.270% due 03/25/2008	53,000	53,000

		347,562

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER 1.1%
DaimlerChrysler N.A. Holding Corp.
5.345% due 06/22/2007	$10,000	$9,878

General Electric Capital Corp.
5.200% due 10/26/2007	32,400	31,830

Nordea N.A., Inc.
5.210% due 07/11/2007	5,100	5,049

UBS Finance Delaware LLC
5.145% due 08/01/2007	5,050	4,960
5.185% due 08/01/2007	7,200	7,098

		58,815

REPURCHASE AGREEMENTS 0.3%
Lehman Brothers, Inc.
5.150% due 04/02/2007	15,000	15,000

(Dated 03/30/2007. Collateralized by U.S. Treasury Notes 4.625% due 11/15/2016 valued at $15,286. Repurchase proceeds are $15,006.)

TRI-PARTY REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
4.900% due 04/02/2007	6,576	6,576

(Dated 03/30/2007. Collateralized by Federal Farm Credit Bank 5.400% due 04/01/2016 valued at $1,191 and Freddie Mac 6.000% due 11/20/2015 valued at $5,520. Repurchase proceeds are $6,579.)

U.S. TREASURY BILLS 0.3%
4.958% due 05/31/2007 - 06/14/2007 (b)(c)(f)	18,070	17,884

Total Short-Term Instruments (Cost $445,814)		445,837

PURCHASED OPTIONS (h) 0.1%
(Cost $2,044)		3,562

Total Investments (d) 102.5% (Cost $5,602,838)		$5,613,849

Written Options (i) (0.1%) (Premiums $2,053)		(3,746)

Other Assets and Liabilities (Net) (2.4%)		(134,858)

Net Assets 100.0%		$5,475,245

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Securities with an aggregate market value of $8,658 have been pledged as collateral for swap and swaption contracts on March 31, 2007.
(d)	As of March 31, 2007, portfolio securities with an aggregate value of $203,517 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	The average amount of borrowing outstanding during the period ended March 31, 2007 was $159,504 at a weighted average interest rate of 5.300%. On March 31, 2007, securities valued at $39,258 were pledged as collateral for reverse repurchase agreements.
(f)	Securities with an aggregate market value of $4,965 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar June Futures	Long	06/2007	3,300	$701
90-Day Eurodollar March Futures	Long	03/2008	542	130
U.S. Treasury 5-Year Note June Futures	Short	06/2007	351	(118)
U.S. Treasury 10-Year Note June Futures	Short	06/2007	937	49

				$762

84	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2007

(g)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Dominion Resources, Inc. 5.200% due 01/15/2016	Buy	(0.455%	)	03/20/2016	$3,000	$2
Bank of America	Longshore CDO Funding Ltd. floating rate based on 3-Month USD-LIBOR plus 2.900% due 05/03/2046	Buy	(3.530%	)	05/03/2046	1,000	191
Bank of America	Kefton CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.350% due 01/09/2047	Buy	(1.750%	)	01/09/2047	2,000	512
Barclays Bank PLC	iStar Financial, Inc. floating rate based on 3-Month USD-LIBOR plus 0.390% due 03/03/2008	Buy	(0.100%	)	03/20/2008	5,000	6
Barclays Bank PLC	DaimlerChrysler N.A. Holding Corp. 5.750% due 09/08/2011	Buy	(0.580%	)	09/20/2011	4,000	(40)
Barclays Bank PLC	DaimlerChrysler N.A. Holding Corp. 5.750% due 09/08/2011	Buy	(0.535%	)	09/20/2011	5,000	(43)
Barclays Bank PLC	Dow Jones CDX N.A. IG7 Index	Sell	0.153%		12/20/2016	75,000	(266)
Barclays Bank PLC	Time Warner, Inc. 5.875% due 11/15/2016	Buy	(0.700%	)	12/20/2016	5,000	(65)
Barclays Bank PLC	Accredited Mortgage Loan Trust floating rate based on 1-Month USD-LIBOR plus 1.150% due 04/25/2036	Buy	(1.000%	)	04/25/2036	5,000	510
Bear Stearns & Co., Inc.	Textron Finance Corp. 4.600% due 05/03/2010	Buy	(0.110%	)	06/20/2010	2,000	(2)
Bear Stearns & Co., Inc.	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.470%	)	06/20/2011	3,000	(19)
Bear Stearns & Co., Inc.	iStar Financial, Inc. 5.950% due 10/15/2013	Buy	(0.560%	)	12/20/2013	6,000	32
Bear Stearns & Co., Inc.	Comcast Corp. 5.300% due 01/15/2014	Buy	(0.390%	)	03/20/2014	5,000	(22)
Bear Stearns & Co., Inc.	Alcan, Inc. 5.000% due 06/01/2015	Buy	(0.420%	)	06/20/2015	2,500	(1)
Bear Stearns & Co., Inc.	Johnson Controls, Inc. 5.500% due 01/15/2016	Buy	(0.500%	)	03/20/2016	3,000	(26)
Bear Stearns & Co., Inc.	Countrywide Financial Corp. 6.250% due 05/15/2016	Buy	(0.710%	)	06/20/2016	5,000	75
Bear Stearns & Co., Inc.	HSBC Finance Corp. floating rate based on 3-Month USD-LIBOR plus 0.430% due 06/01/2016	Buy	(0.220%	)	06/20/2016	3,000	(4)
Bear Stearns & Co., Inc.	ABX Financing Co. 5.750% due 10/15/2016	Buy	(0.500%	)	12/20/2016	3,000	(27)
Bear Stearns & Co., Inc.	Avenue CLO Fund Ltd. Floating rate based on 3-Month USD-LIBOR plus 1.650% due 07/20/2018	Buy	(1.750%	)	07/20/2018	2,500	(2)
BNP Paribas Bank	HSBC Finance Corp. floating rate based on 3-Month USD-LIBOR plus 0.250% due 01/15/2014	Buy	(0.165%	)	12/20/2013	5,000	31
Citibank N.A.	CNA Financial Corp. 5.850% due 12/15/2014	Buy	(0.470%	)	12/20/2014	3,100	13
Citibank N.A.	Commercial Industrial Finance Corp. floating rate based on 3-Month USD-LIBOR plus 1.600% due 10/20/2020	Buy	(2.150%	)	10/20/2020	500	(1)
Credit Suisse First Boston	Avon Products, Inc. 5.125% due 01/15/2011	Buy	(0.150%	)	03/20/2011	4,000	(7)
Credit Suisse First Boston	Dayton Power & Light, Inc. 6.875% due 09/01/2011	Buy	(0.330%	)	09/20/2011	2,600	(1)
Credit Suisse First Boston	John Deere Capital Corp. 5.650% due 07/25/2011	Buy	(0.140%	)	09/20/2011	2,000	(2)
Deutsche Bank AG	DaimlerChrysler N.A. Holding Corp. 6.500% due 11/15/2013	Sell	0.225%		03/20/2008	15,000	19
Deutsche Bank AG	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.365%	)	03/20/2012	2,000	(8)
Deutsche Bank AG	Weatherford International Ltd. 4.950% due 10/15/2013	Buy	(0.410%	)	12/20/2013	2,500	(6)
Deutsche Bank AG	Bank of America Corp. 5.625% due 10/14/2016	Buy	(0.180%	)	12/20/2016	10,000	30
Deutsche Bank AG	Dow Jones CDX N.A. IG7 Index	Sell	0.157%		12/20/2016	25,000	(79)
Deutsche Bank AG	Kaupthing Bank HF 6.125% due 10/04/2016	Buy	(0.600%	)	12/20/2016	3,000	(18)
Goldman Sachs & Co.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.055%		03/20/2008	10,000	(1)
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Sell	0.060%		12/20/2011	25,000	(23)
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Sell	0.153%		12/20/2016	25,000	(89)
Goldman Sachs & Co.	Telos CLO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.700% due 10/11/2021	Buy	(2.500%	)	10/11/2021	2,000	(3)
HSBC Bank USA	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.280%		11/20/2007	10,000	14
HSBC Bank USA	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.040%		03/20/2008	20,000	1
JPMorgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%		06/20/2007	3,000	31
JPMorgan Chase & Co.	Morgan Stanley 6.600% due 04/01/2012	Sell	0.070%		12/20/2007	10,000	(4)
JPMorgan Chase & Co.	Morgan Stanley 6.600% due 04/01/2012	Sell	0.075%		03/20/2008	20,000	(11)
JPMorgan Chase & Co.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.190%		01/20/2009	5,000	(2)
JPMorgan Chase & Co.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.300%		01/20/2009	10,000	2
JPMorgan Chase & Co.	Johnson Controls, Inc. 5.250% due 01/15/2011	Buy	(0.280%	)	03/20/2011	5,000	(25)
JPMorgan Chase & Co.	Dow Jones CDX N.A. IG7 Index	Sell	0.068%		12/20/2011	75,000	(46)
JPMorgan Chase & Co.	Lennar Corp. 5.950% due 10/17/2011	Buy	(0.660%	)	12/20/2011	3,000	52
JPMorgan Chase & Co.	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.650%	)	12/20/2012	3,000	(44)
JPMorgan Chase & Co.	Montrose Harbor CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.380% due 12/05/2051	Buy	(1.750%	)	12/05/2051	2,500	417
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.200%		06/20/2007	700	5
Lehman Brothers, Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.200%		07/20/2007	10,000	6
Lehman Brothers, Inc.	Proctor & Gamble Co. 4.950% due 08/15/2014	Sell	0.070%		09/20/2008	20,000	13
Lehman Brothers, Inc.	Newell Rubbermaid, Inc. 4.000% due 05/01/2010	Buy	(0.190%	)	06/20/2010	2,100	(5)
Lehman Brothers, Inc.	Residential Capital LLC 6.000% due 02/22/2011	Buy	(0.580%	)	03/20/2011	5,000	200
Lehman Brothers, Inc.	Kellogg Co. 6.600% due 04/01/2011	Buy	(0.110%	)	06/20/2011	2,000	1
Lehman Brothers, Inc.	EnCana Corp. 6.300% due 11/01/2011	Buy	(0.230%	)	12/20/2011	2,600	(7)
Lehman Brothers, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.390%		01/20/2012	9,000	4
Lehman Brothers, Inc.	International Lease Finance Corp. 5.625% due 09/20/2013	Buy	(0.220%	)	09/20/2013	5,200	(8)
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG7 Index	Sell	0.145%		12/20/2016	25,000	(102)
Lehman Brothers, Inc.	Topanga CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.600% due 03/08/2040	Buy	(2.420%	)	03/08/2040	5,000	307

See Accompanying Notes	Annual Report	March 31, 2007	85

Schedule of Investments  Short-Term Portfolio  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Merrill Lynch & Co., Inc.	Exelon Corp. 6.750% due 05/01/2011	Buy	(0.290%	)	06/20/2011	$3,200	$18
Merrill Lynch & Co., Inc.	ORIX Corp. 5.480% due 11/22/2011	Buy	(0.280%	)	12/20/2011	5,000	(12)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG7 Index	Sell	0.145%		12/20/2016	25,000	(104)
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.440%		10/20/2007	2,200	6
Morgan Stanley	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.140%		12/20/2007	10,000	5
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.430%		12/20/2007	10,000	20
Morgan Stanley	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.290%		12/20/2007	10,000	13
Morgan Stanley	Kroger Co. 5.500% due 02/01/2013	Buy	(0.560%	)	03/20/2013	4,000	(13)
Morgan Stanley	Wyeth 5.500% due 03/15/2013	Buy	(0.150%	)	03/20/2013	2,500	(5)
Morgan Stanley	Sealed Air Corp. 5.625% due 07/15/2013	Buy	(0.590%	)	09/20/2013	5,000	(55)
Royal Bank of Scotland Group PLC	Landsbanki Islands HF floating rate based on 3-Month USD-LIBOR plus 0.700% due 08/25/2009	Buy	(0.330%	)	09/20/2009	3,000	(13)
Royal Bank of Scotland Group PLC	DaimlerChrysler N.A. Holding Corp. 5.750% due 09/08/2011	Buy	(0.480%	)	09/20/2011	5,000	(32)
Royal Bank of Scotland Group PLC	HSBC Finance Corp. 6.375% due 10/15/2011	Buy	(0.200%	)	12/20/2011	6,300	(20)
Royal Bank of Scotland Group PLC	Kraft Foods, Inc. 5.625% due 11/01/2011	Buy	(0.150%	)	12/20/2011	3,000	9
Royal Bank of Scotland Group PLC	SLM Corp. floating rate based on 3-Month USD-LIBOR plus 0.230% due 10/25/2011	Buy	(0.190%	)	12/20/2011	10,000	63
Royal Bank of Scotland Group PLC	AutoZone, Inc. 5.500% due 11/15/2015	Buy	(0.810%	)	12/20/2015	2,500	(41)
Royal Bank of Scotland Group PLC	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.480% due 10/15/2015	Buy	(0.275%	)	12/20/2015	3,000	28
Royal Bank of Scotland Group PLC	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.320%	)	12/20/2016	5,000	43
UBS Warburg LLC	Boston Scientific Corp. 6.000% due 06/15/2011	Buy	(0.500%	)	06/20/2011	2,500	9
Wachovia Bank N.A.	Ixis ABS CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.450% due 12/13/2046	Buy	(1.690%	)	12/13/2046	2,000	263
Wachovia Bank N.A.	Avebury Finance CDO PLC floating rate based on 3-Month USD-LIBOR plus 1.400% due 01/08/2051	Buy	(1.800%	)	01/08/2051	2,000	144

							$1,791

Credit Default Swaps (Asset-Backed Indices)
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	Home Equity Index BBB Rating 2006-2	Buy	(2.420%	)	05/25/2046	$20,000	$4,789
Goldman Sachs & Co.	Home Equity Index BBB Rating 2006-2	Sell	0.440%		05/25/2046	20,000	(1,079)
Goldman Sachs & Co.	Home Equity Index BBB Rating 2006-2	Sell	1.330%		05/25/2046	20,000	(3,011)
Goldman Sachs & Co.	Home Equity Index BBB Rating 2006-2	Sell	2.420%		05/25/2046	10,000	(2,301)
JPMorgan Chase & Co.	Home Equity Index BBB Rating 2006-2	Sell	2.420%		05/25/2046	10,000	(2,326)

							$(3,928)

(1) If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	3-Month USD-LIBOR	Receive	5.000%	06/20/2017	$100,000	$(485)
JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017	157,700	561
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017	50,000	(782)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	06/20/2017	33,200	(379)

						$(1,085)

(h)	Purchased options outstanding on March 31, 2007:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.500%	07/09/2007	$96,700	$479	$1,076
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	74,100	411	398
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.500%	06/30/2007	158,800	717	1,742
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	07/02/2007	60,000	248	98
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	07/02/2007	35,500	189	248

							$2,044	$3,562

86	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2007

(i)	Written options outstanding on March 31, 2007:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.620%	07/09/2007	$31,700	$478	$1,045
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	32,200	393	353
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.600%	06/29/2007	68,600	720	1,879
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	07/02/2007	25,800	270	183
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.370%	07/02/2007	15,500	192	286

							$2,053	$3,746

(j)	Short sales outstanding on March 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
U.S. Treasury Notes	4.375%	08/15/2012	$120,000	$119,533	$120,255
U.S. Treasury Notes	4.625%	02/29/2012	23,000	23,068	23,327
U.S. Treasury Notes	4.625%	11/15/2016	9,500	9,560	9,654
U.S. Treasury Notes	4.625%	02/15/2017	34,000	34,128	34,080

				$186,289	$187,316

(2) Market value includes $1,523 of interest payable on short sales.

See Accompanying Notes	Annual Report	March 31, 2007	87

Schedule of Investments   Short-Term Portfolio II

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.2%
HCA, Inc.
7.614% due 11/14/2013	$1,300	$1,313

Total Bank Loan Obligations (Cost $1,300)		1,313

CORPORATE BONDS & NOTES 18.9%

BANKING & FINANCE 10.5%
American International Group, Inc.
5.400% due 01/29/2010	4,200	4,205

Bank of America N.A.
5.350% due 12/18/2008	1,700	1,699

Bank of Ireland
5.400% due 12/18/2009	2,400	2,402

Bear Stearns Cos., Inc.
5.450% due 02/23/2010	2,800	2,801

Citigroup Global Markets Holdings, Inc.
5.450% due 03/17/2009	1,300	1,302

Citigroup, Inc.
5.388% due 12/26/2008	3,500	3,503
5.410% due 05/02/2008	1,000	1,001
5.480% due 06/09/2009	400	401

Ford Motor Credit Co.
6.180% due 09/28/2007	700	700
7.250% due 10/25/2011	150	146

General Electric Capital Corp.
5.360% due 10/24/2008	700	700
5.420% due 05/10/2010	1,800	1,801
5.420% due 10/06/2010	3,000	3,001

Goldman Sachs Group, Inc.
5.440% due 06/23/2009	7,100	7,103

HSBC Finance Corp.
5.360% due 05/21/2008	2,800	2,802
5.435% due 03/12/2010	300	300
5.485% due 09/15/2008	1,000	1,002

ICICI Bank Ltd.
5.900% due 01/12/2010	1,400	1,403

Lehman Brothers Holdings, Inc.
5.560% due 12/23/2010	1,500	1,504

MBNA Europe Funding PLC
5.430% due 09/07/2007	3,600	3,602

Merrill Lynch & Co., Inc.
5.450% due 08/14/2009	2,200	2,201

Morgan Stanley
5.470% due 02/09/2009	1,200	1,202

National Australia Bank Ltd.
5.380% due 09/11/2009	2,700	2,704

Royal Bank of Scotland Group PLC
5.370% due 04/11/2008	1,200	1,201

Santander U.S. Debt S.A. Unipersonal
5.410% due 09/19/2008	2,200	2,204

Ventas Realty LP
6.750% due 06/01/2010	600	620
8.750% due 05/01/2009	1,000	1,065

VTB Capital S.A. for Vneshtorgbank
5.960% due 08/01/2008	1,100	1,102
6.100% due 09/21/2007	1,600	1,603

Wachovia Bank N.A.
5.320% due 10/03/2008 (a)	1,200	1,200
5.360% due 02/23/2009	2,100	2,099
5.390% due 03/23/2009	2,500	2,501

		61,080

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
INDUSTRIALS 5.1%
Albertson’s, Inc.
6.950% due 08/01/2009	$800	$826

Browning-Ferris Industries, Inc.
6.375% due 01/15/2008	1,000	1,007

ConocoPhillips
5.360% due 04/11/2007	1,600	1,600

CSC Holdings, Inc.
7.250% due 07/15/2008	1,500	1,528
7.875% due 12/15/2007	300	304

DaimlerChrysler N.A. Holding Corp.
5.690% due 03/13/2009	2,900	2,907

EchoStar DBS Corp.
5.750% due 10/01/2008	1,100	1,104

El Paso Corp.
6.950% due 12/15/2007	100	102
7.625% due 08/16/2007	300	303
7.625% due 09/01/2008	100	103

Enterprise Products Operating LP
4.000% due 10/15/2007	1,300	1,291

Historic TW, Inc.
8.180% due 08/15/2007	1,500	1,513

HJ Heinz Co.
6.428% due 12/01/2008	2,100	2,137

Home Depot, Inc.
5.475% due 12/16/2009	1,300	1,302

JC Penney Corp., Inc.
6.500% due 12/15/2007	2,000	2,012

Mirage Resorts, Inc.
6.750% due 08/01/2007	1,500	1,509

Owens Brockway Glass Container, Inc.
8.875% due 02/15/2009	700	718

RH Donnelley, Inc.
10.875% due 12/15/2012	553	600

Service Corp. International
6.500% due 03/15/2008	1,400	1,414
7.700% due 04/15/2009	900	940

Southern Natural Gas Co.
6.125% due 09/15/2008	1,100	1,117
6.700% due 10/01/2007	1,000	1,011

Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007	1,100	1,101

Sungard Data Systems, Inc.
3.750% due 01/15/2009	800	772

Williams Cos., Inc.
6.375% due 10/01/2010	1,050	1,070

Xerox Corp.
9.750% due 01/15/2009	1,300	1,401

		29,692

UTILITIES 3.3%
AT&T, Inc.
5.570% due 11/14/2008	300	301

BellSouth Corp.
5.460% due 08/15/2008	1,200	1,201

CMS Energy Corp.
7.500% due 01/15/2009	1,800	1,856
8.900% due 07/15/2008	950	990

Dominion Resources, Inc.
5.650% due 09/28/2007	1,700	1,701

Edison Mission Energy
7.730% due 06/15/2009	1,475	1,534

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Entergy Gulf States, Inc.
3.600% due 06/01/2008	$4,400	$4,314

Florida Power Corp.
5.760% due 11/14/2008	700	700

Midwest Generation LLC
8.300% due 07/02/2009	2,360	2,425

Mission Energy Holdings International, Inc.
13.500% due 07/15/2008	1,000	1,095

Ohio Edison Co.
4.000% due 05/01/2008	40	40

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	1,100	1,111

SEMCO Energy, Inc.
7.125% due 05/15/2008	1,400	1,418

TXU Energy Co. LLC
5.850% due 09/16/2008	600	600

		19,286

Total Corporate Bonds & Notes (Cost $109,890)		110,058

U.S. GOVERNMENT AGENCIES 17.6%
Fannie Mae
4.500% due 09/25/2012	1,417	1,408
5.000% due 04/01/2037	1,000	966
5.440% due 03/25/2034	3,958	3,966
5.500% due 07/01/2017 - 11/01/2017	1,809	1,818
5.608% due 02/01/2024 - 06/01/2024	14	14
5.611% due 11/01/2018	15	15
5.625% due 07/01/2017	15	15
5.635% due 01/01/2018	64	64
5.640% due 11/01/2017	12	12
5.646% due 01/01/2018 - 11/01/2018	43	43
5.670% due 09/25/2042	844	849
5.730% due 12/01/2017	6	7
5.794% due 09/17/2027	16	16
5.844% due 02/25/2022 - 07/18/2027	41	42
5.944% due 08/25/2022	16	16
5.950% due 02/25/2044	1,957	1,957
5.994% due 12/25/2022	15	15
6.000% due 11/01/2035 - 04/01/2037	59,064	59,523
6.044% due 09/25/2022	11	11
6.133% due 03/01/2044	2,307	2,337
6.194% due 02/25/2023	8	8
6.333% due 10/01/2040	31	31
6.344% due 08/25/2022	3	3
6.494% due 09/25/2023	196	202
6.948% due 11/01/2035	1,875	1,943
7.220% due 09/01/2031	1,259	1,276
7.290% due 01/01/2033	68	69
7.375% due 09/01/2031	65	66

Federal Home Loan Bank
3.000% due 10/10/2008	3,000	2,918
3.250% due 07/10/2013	200	194
3.500% due 05/20/2008	540	531
4.000% due 02/18/2009	5,000	4,919

Freddie Mac
3.300% due 12/30/2008	4,000	3,896
4.250% due 04/05/2007	7,425	7,424
4.500% due 08/15/2027	843	840
5.000% due 05/15/2021	39	39
5.353% due 02/01/2036	27	28
5.500% due 08/15/2030	73	72
5.590% due 06/01/2017	17	17
5.596% due 09/01/2017	18	18

88	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.775% due 01/15/2022	$2	$2
5.867% due 11/01/2018	42	44
6.000% due 06/01/2018	96	96
6.025% due 03/15/2020	7	7
6.125% due 03/15/2023	15	15
6.333% due 07/25/2044	4,603	4,655
6.599% due 11/01/2028	17	17
6.750% due 11/01/2016	78	79
7.005% due 12/01/2025	27	28

Ginnie Mae
5.375% due 04/20/2030	34	35
5.750% due 07/20/2027	29	29

Total U.S. Government Agencies (Cost $102,563)		102,595

MORTGAGE-BACKED SECURITIES 8.4%
American Home Mortgage Investment Trust
5.470% due 09/25/2035	930	930

Arkle Master Issuer PLC
5.300% due 11/19/2007	2,700	2,701

Banc of America Funding Corp.
4.620% due 02/20/2036	1,133	1,123

Bear Stearns Adjustable Rate Mortgage Trust
4.194% due 11/25/2034	6,233	6,288
4.622% due 01/25/2034	933	939
4.776% due 01/25/2034	473	472

Bear Stearns Mortgage Funding Trust
5.390% due 02/25/2037	297	297

CC Mortgage Funding Corp.
5.570% due 08/25/2035	1,966	1,967

Countrywide Alternative Loan Trust
5.600% due 02/25/2037	2,581	2,583
5.983% due 02/25/2036	1,434	1,438

Countrywide Home Loan Mortgage Pass-Through Trust
5.590% due 05/25/2034	423	424
5.660% due 06/25/2035	3,630	3,623

First Republic Mortgage Loan Trust
5.620% due 08/15/2032	1,666	1,672

GS Mortgage Securities Corp. II
5.420% due 06/06/2020	907	908

GSR Mortgage Loan Trust
4.539% due 09/25/2035	1,531	1,516

GSRPM Mortgage Loan Trust
6.020% due 01/25/2032	686	693

Harborview Mortgage Loan Trust
5.410% due 01/19/2038	351	352
5.690% due 02/19/2034	1,725	1,728

Indymac Index Mortgage Loan Trust
5.410% due 11/25/2046	2,350	2,351

Mellon Residential Funding Corp.
5.760% due 12/15/2030	2,875	2,887

Residential Accredit Loans, Inc.
5.420% due 09/25/2046	1,858	1,858

Sequoia Mortgage Trust
5.700% due 10/20/2027	904	905

Structured Asset Mortgage Investments, Inc.
5.540% due 05/25/2036	1,084	1,085
5.600% due 02/25/2036	81	81

Structured Asset Securities Corp.
5.331% due 10/25/2035	2,224	2,216

Washington Mutual, Inc.
5.590% due 12/25/2027	4,115	4,118
5.610% due 10/25/2045	334	334

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.743% due 12/25/2046	$354	$355
5.892% due 05/25/2046	488	489
6.383% due 06/25/2042	369	369

Wells Fargo Mortgage-Backed Securities Trust
4.110% due 06/25/2035	2,473	2,459

Total Mortgage-Backed Securities (Cost $49,056)		49,161

ASSET-BACKED SECURITIES 16.5%
ACE Securities Corp.
5.380% due 10/25/2036	2,243	2,245
5.400% due 10/25/2036	2,180	2,182

Advanta Mortgage Loan Trust
5.695% due 11/25/2029	64	64

Aegis Asset-Backed Securities Trust
5.430% due 10/25/2035	45	44

Amortizing Residential Collateral Trust
5.610% due 07/25/2032	43	43

Argent Securities, Inc.
5.370% due 10/25/2036	2,068	2,069

Asset-Backed Funding Certificates
5.380% due 10/25/2036	1,786	1,787
5.670% due 06/25/2034	1,674	1,678

Asset-Backed Securities Corp. Home Equity
5.430% due 11/25/2035	149	149
5.595% due 09/25/2034	1,101	1,101

Bear Stearns Asset-Backed Securities, Inc.
5.490% due 12/25/2042	60	60
5.650% due 01/25/2036	163	163

Carrington Mortgage Loan Trust
5.370% due 01/25/2037	2,766	2,768

Centex Home Equity
5.720% due 10/25/2030	75	75

Chase Funding Mortgage Loan Asset-Backed Certificates
5.960% due 08/25/2032	159	159

Citigroup Mortgage Loan Trust, Inc.
5.370% due 10/25/2036	2,010	2,012
5.370% due 11/25/2036	1,956	1,958
5.430% due 08/25/2036	1,500	1,500

ContiMortgage Home Equity Trust
6.000% due 03/15/2027	3	3

Countrywide Asset-Backed Certificates
5.370% due 05/25/2037	2,619	2,620
5.380% due 03/25/2037	2,276	2,278
6.060% due 05/25/2032	48	48

Equity One Asset-Backed Securities, Inc.
5.600% due 11/25/2032	998	1,000

Fremont Home Loan Trust
5.390% due 02/25/2037	1,609	1,610

GSAMP Trust
5.390% due 09/25/2036	1,783	1,785
5.610% due 03/25/2034	1,839	1,842

HFC Home Equity Loan Asset- Backed Certificates
5.390% due 03/20/2036	1,975	1,976

Home Equity Asset Trust
5.780% due 02/25/2033	1	1

Indymac Residential Asset-Backed Trust
5.370% due 11/25/2036	1,457	1,458

JPMorgan Mortgage Acquisition Corp.
5.390% due 03/25/2036	1,438	1,438
5.390% due 11/25/2036	1,556	1,557
5.400% due 08/25/2036	2,090	2,091

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Lehman XS Trust
5.400% due 06/25/2046		$1,698	$1,699
5.400% due 11/25/2046		2,300	2,301
5.440% due 11/25/2036		2,018	2,021

Long Beach Mortgage Loan Trust
5.380% due 10/25/2036		2,373	2,375

MASTR Asset-Backed Securities Trust
5.380% due 11/25/2036		2,809	2,811

Merrill Lynch Mortgage Investors, Inc.
5.350% due 05/25/2037		1,820	1,821
5.390% due 08/25/2036		2,170	2,170
5.390% due 07/25/2037		2,243	2,244

Morgan Stanley ABS Capital I
5.360% due 10/25/2036		2,273	2,274
5.400% due 12/25/2035		375	376

New Century Home Equity Loan Trust
5.380% due 05/25/2036		806	807

Quest Trust
5.880% due 06/25/2034		547	548

Renaissance Home Equity Loan Trust
5.680% due 11/25/2034		636	638
5.760% due 08/25/2033		649	650

Residential Asset Mortgage Products, Inc.
5.390% due 11/25/2036		1,657	1,658
5.400% due 10/25/2036		2,345	2,346

Residential Asset Securities Corp.
5.390% due 11/25/2036		2,367	2,369
5.400% due 10/25/2036		2,267	2,269
5.410% due 01/25/2036		810	810

SACO I, Inc.
5.420% due 01/25/2036		15	15

Saxon Asset Securities Trust
5.380% due 11/25/2036		2,112	2,113
5.590% due 01/25/2032		54	54

SBI HELOC Trust
5.490% due 08/25/2036		2,242	2,242

Securitized Asset-Backed Receivables LLC Trust
5.370% due 09/25/2036		1,564	1,565
5.380% due 03/25/2036		1,051	1,052

SLM Student Loan Trust
5.330% due 10/25/2012		2,449	2,450
5.340% due 04/25/2012		3,653	3,655
5.360% due 01/25/2018		798	798
5.370% due 01/26/2015		723	723

Soundview Home Equity Loan Trust
5.420% due 10/25/2036		1,683	1,684

Structured Asset Securities Corp.
5.370% due 10/25/2036		660	660
5.420% due 07/25/2035		1,552	1,553
5.450% due 12/25/2035		853	854
5.610% due 01/25/2033		52	52

Truman Capital Mortgage Loan Trust
5.660% due 01/25/2034		346	346

Wells Fargo Home Equity Trust
5.430% due 11/25/2035		1,577	1,578
5.560% due 10/25/2035		2,700	2,703

Total Asset-Backed Securities (Cost $95,989)			96,048

FOREIGN CURRENCY-DENOMINATED ISSUES 0.4%
BTM Curacao Holdings NV
1.195% due 11/29/2049	JPY	100,000	849

Mizuho Bank Ltd.
1.432% due 12/31/2049		100,000	857

See Accompanying Notes	Annual Report	March 31, 2007	89

Schedule of Investments  Short-Term Portfolio II  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Sumitomo Mitsui Banking Corp.
1.151% due 06/29/2049	JPY	100,000	$866

Total Foreign Currency-Denominated Issues (Cost $2,547)			2,572

		SHARES
PREFERRED STOCKS 0.2%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		1,300	1,319

Total Preferred Stocks (Cost $1,334)			1,319

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 42.6%

CERTIFICATES OF DEPOSIT 8.0%
Bank of Ireland
3.797% due 01/15/2010		$2,800	2,802

BNP Paribas
5.262% due 07/03/2008		5,200	5,198

Calyon Financial, Inc.
5.340% due 01/16/2009		2,800	2,800

Dexia Credit Local S.A.
5.270% due 09/29/2008		900	900

Fortis Bank NY
5.265% due 06/30/2008		2,800	2,801
5.300% due 09/30/2008		2,900	2,900

HSBC Bank USA N.A.
5.410% due 07/28/2008		1,000	1,002

Royal Bank of Canada
5.267% due 06/30/2008		4,300	4,304

Royal Bank of Scotland Group PLC
5.262% due 07/03/2008		4,000	4,000
5.265% due 03/26/2008		1,800	1,800

Skandinav Enskilda BK
5.340% due 08/21/2008		1,600	1,600
5.350% due 02/13/2009		1,800	1,801

Societe Generale NY
5.258% due 06/20/2007		4,000	4,000
5.265% due 09/21/2007		2,500	2,500
5.271% due 06/30/2008		3,000	3,001

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Unicredito Italiano NY
5.358% due 05/06/2008	$4,100	$4,101
5.360% due 05/29/2008	1,200	1,201

		46,711

COMMERCIAL PAPER 33.3%
Abbey National N.A. LLC
5.200% due 06/11/2007	600	600
5.230% due 06/11/2007	3,900	3,872

Bank of America Corp.
5.200% due 07/24/2007	12,400	12,203

Bank of Ireland
5.240% due 06/14/2007	11,700	11,649

Barclays U.S. Funding Corp.
5.240% due 06/29/2007	1,700	1,686
5.250% due 06/29/2007	3,300	3,296

BNP Paribas Finance, Inc.
5.410% due 07/06/2007	12,300	12,300

Cox Communications, Inc.
5.570% due 09/17/2007	2,500	2,500

Dexia Delaware LLC
5.205% due 06/13/2007	4,500	4,456

DnB NORBank ASA
5.205% due 07/11/2007	16,600	16,438

Federal Home Loan Bank
5.000% due 04/02/2007	3,900	3,900

HBOS Treasury Services PLC
5.225% due 06/29/2007	16,300	16,085

ING U.S. Funding LLC
5.210% due 06/22/2007	16,600	16,441

IXIS Commercial Paper Corp.
5.220% due 06/13/2007	2,900	2,879
5.240% due 06/13/2007	15,400	15,393

Rabobank USA Financial Corp.
5.210% due 06/06/2007	16,600	16,436
5.390% due 06/06/2007	1,100	1,100

Societe Generale NY
5.200% due 08/22/2007	3,100	3,067
5.215% due 08/22/2007	6,300	6,271

Svenska Handelsbanken, Inc.
5.185% due 08/20/2007	14,700	14,485

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
UBS Finance Delaware LLC
5.145% due 08/01/2007	$1,200	$1,179
5.160% due 08/01/2007	5,600	5,540
5.215% due 08/01/2007	8,200	8,157
5.225% due 08/01/2007	100	99
5.240% due 08/01/2007	3,300	3,291

Viacom, Inc.
5.594% due 05/29/2007	900	900
5.594% due 05/29/2007	900	900

Westpac Banking Corp.
5.235% due 07/09/2007	7,900	7,897

Westpac Trust Securities NZ Ltd.
5.220% due 06/06/2007	1,400	1,387

		194,407

REPURCHASE AGREEMENTS 1.0%
State Street Bank and Trust Co.
4.900% due 04/02/2007	5,716	5,716

(Dated 03/30/2007. Collateralized by Freddie Mac 2.875% due 05/15/2007 valued at $5,834. Repurchase proceeds are $5,718.)

U.S. TREASURY BILLS 0.3%
4.939% due 06/14/2007 (b)(d)	1,865	1,845

Total Short-Term Instruments (Cost $248,706)		248,679

PURCHASED OPTIONS (f) 0.2%
(Cost $802)		1,033

Total Investments (c) 105.0% (Cost $612,187)		$612,778

Written Options (g) (0.2%) (Premiums $871)		(1,142)

Other Assets and Liabilities (Net) (4.8%)		(27,809)

Net Assets 100.0%		$583,827

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	As of March 31, 2007, portfolio securities with an aggregate value of $12,883 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(d)	Securities with an aggregate market value of $1,845 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	344	$40
90-Day Eurodollar March Futures	Long	03/2008	344	135
90-Day Eurodollar September Futures	Long	09/2007	357	(14)
U.S. Treasury 10-Year Note June Futures	Short	06/2007	194	(18)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	278	(338)

				$(195)

90	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2007

(e)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.260%	12/20/2008	$300	$1
Barclays Bank PLC	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%	12/20/2008	700	0
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%	12/20/2008	700	3
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%	12/20/2008	300	1
Deutsche Bank AG	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.260%	12/20/2007	1,300	1
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.420%	12/20/2008	300	0
Deutsche Bank AG	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.250%	12/20/2008	400	0
Deutsche Bank AG	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.330%	12/20/2008	300	0
Deutsche Bank AG	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%	12/20/2008	700	4
JPMorgan Chase & Co.	Morgan Stanley 6.600% due 04/01/2012	Sell	0.070%	12/20/2007	3,000	(1)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.500%	09/20/2007	900	8
Lehman Brothers, Inc.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.055%	03/20/2008	3,000	0
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	700	0
Lehman Brothers, Inc.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%	12/20/2008	300	0
Lehman Brothers, Inc.	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.320%	12/20/2008	700	0
Lehman Brothers, Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.310%	12/20/2008	300	1
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.440%	10/20/2007	700	2
Morgan Stanley	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.260%	12/20/2007	1,300	1
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	700	0

						$21

(1) If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010	AUD	6,300	$(10)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.983%	03/15/2012	EUR	900	1
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		1,300	3
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010	GBP	4,300	(45)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		1,700	47
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		400	(4)
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		$6,900	144

							$136

(f)	Purchased options outstanding on March 31, 2007:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2007	GBP	11,300	$47	$0
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2007		4,000	15	0
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.063%	06/15/2007		7,000	30	0
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008		$30,300	87	76
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.500%	07/09/2007		41,800	207	465
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		8,500	47	46
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.500%	06/30/2007		19,000	91	208
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	07/02/2007		36,100	149	59
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	07/02/2007		9,800	52	69
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		15,400	77	110

								$802	$1,033

See Accompanying Notes	Annual Report	March 31, 2007	91

Schedule of Investments Short-Term Portfolio II (Cont.)	March 31, 2007

(g)	Written options outstanding on March 31, 2007:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 8-Year Interest Rate Swap	Citibank N.A.	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP	3,200	$59	$1
Call - OTC 8-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007		1,000	15	0
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007		2,000	30	0
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008		$6,700	84	68
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.620%	07/09/2007		13,700	207	452
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		3,700	45	41
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.600%	06/29/2007		8,000	88	219
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	07/02/2007		15,500	162	110
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.370%	07/02/2007		8,400	101	155
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		6,700	80	96

								$871	$1,142

(h)	Short sales outstanding on March 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
U.S. Treasury Notes	4.250%	08/15/2015	$3,700	$3,621	$3,623

(2) Market value includes $20 of interest payable on short sales.

(i)	Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	4,069	05/2007	$111	$0	$111
Sell		4,069	05/2007	0	(5)	(5)
Buy		4,069	03/2008	1	0	1
Buy	CLP	37,459	06/2007	0	(2)	(2)
Buy		410,566	11/2007	2	0	2
Buy	CNY	35,208	01/2008	1	0	1
Buy		95,401	03/2008	20	(11)	9
Buy	EUR	161	04/2007	0	0	0
Sell	GBP	1,423	04/2007	0	(40)	(40)
Buy	IDR	1,243,200	08/2007	0	(1)	(1)
Buy	INR	3,158	06/2007	1	0	1
Sell	JPY	401,469	05/2007	0	(92)	(92)
Buy	KRW	1,422,274	05/2007	0	(2)	(2)
Buy		241,280	09/2007	1	0	1
Buy	MXN	20,099	04/2007	7	0	7
Sell		20,099	04/2007	4	0	4
Buy		20,099	03/2008	0	(4)	(4)
Buy	NOK	9,150	04/2007	30	0	30
Buy	PLN	4,833	04/2007	8	(10)	(2)
Sell		4,833	04/2007	0	(5)	(5)
Buy		4,833	09/2007	5	0	5
Buy	RUB	4,317	09/2007	1	0	1
Buy		1,866	11/2007	2	0	2
Buy		47,891	12/2007	15	0	15
Buy	SGD	2,255	04/2007	16	0	16
Buy	TWD	1,862	05/2007	0	0	0
Buy	ZAR	3,128	05/2007	0	(11)	(11)
Buy		1,020	06/2007	0	(3)	(3)

				$225	$(186)	$39

92	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

Schedule of Investments U.S. Government Sector Portfolio	March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 10.6%

BANKING & FINANCE 9.2%
Allstate Life Global Funding Trusts
5.420% due 01/25/2008	$11,600	$11,616

American Express Centurion Bank
5.319% due 05/07/2008	11,700	11,700

American Express Credit Corp.
5.380% due 04/06/2009	2,800	2,803

American Honda Finance Corp.
5.350% due 08/05/2008	6,400	6,403
5.400% due 03/09/2009	2,000	2,005

American International Group, Inc.
5.350% due 06/23/2008	23,900	23,902

ASIF Global Financing XXVIII
5.400% due 05/03/2007	4,100	4,100

Bank of America Corp.
5.360% due 09/25/2009	2,000	2,003
5.370% due 11/06/2009	20,000	19,997

Bank of America N.A.
5.350% due 12/18/2008	36,400	36,385
5.360% due 07/25/2008	6,200	6,202
5.360% due 02/27/2009	80,400	80,439

Bank of Ireland
5.360% due 12/19/2008	35,500	35,527
5.400% due 12/18/2009	5,500	5,505

Bank of Scotland
5.860% due 11/22/2012	2,000	2,006

Bear Stearns Cos., Inc.
5.660% due 01/30/2009	5,000	5,024

Caterpillar Financial Services Corp.
5.420% due 05/18/2009	1,300	1,301

CIT Group, Inc.
5.510% due 08/15/2008	2,000	2,004
5.510% due 01/30/2009	5,600	5,610

Citigroup, Inc.
5.388% due 12/26/2008	17,100	17,113
5.480% due 06/09/2009	2,000	2,006

DnB NORBank ASA
5.402% due 02/25/2008	2,000	2,015

General Electric Capital Corp.
5.360% due 10/24/2008	5,500	5,503
5.390% due 10/26/2009	6,000	5,999
5.430% due 08/15/2011	12,200	12,196
5.460% due 10/21/2010	8,440	8,460

Goldman Sachs Group, Inc.
5.390% due 12/23/2008	24,300	24,300
5.440% due 12/22/2008	14,800	14,823
5.650% due 06/28/2010	11,600	11,668
5.760% due 10/07/2011	2,000	2,021

HBOS Treasury Services PLC
5.320% due 07/17/2008	3,400	3,403
5.400% due 07/17/2009	2,500	2,504
5.449% due 10/01/2007	2,000	2,001

HSBC Finance Corp.
5.360% due 05/21/2008	12,400	12,408
5.420% due 10/21/2009	18,600	18,607
5.435% due 03/12/2010	8,100	8,105

JPMorgan Chase & Co.
5.396% due 06/26/2009	2,500	2,502

Lehman Brothers Holdings, Inc.
5.370% due 11/24/2008	4,950	4,951
5.400% due 12/23/2008	35,000	35,006
5.450% due 10/22/2008	6,470	6,479
5.450% due 01/23/2009	10,000	10,009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Merrill Lynch & Co., Inc.
5.380% due 12/22/2008	$16,000	$15,999
5.400% due 10/23/2008	22,900	22,904
5.450% due 08/14/2009	5,900	5,903

Morgan Stanley
5.360% due 11/21/2008	12,000	11,999
5.470% due 02/09/2009	27,300	27,336

Pricoa Global Funding I
5.440% due 01/25/2008	10,000	10,011

Royal Bank of Scotland Group PLC
5.410% due 07/21/2008	6,900	6,907

Santander U.S. Debt S.A. Unipersonal
5.360% due 09/21/2007	3,600	3,603
5.408% due 11/20/2009	13,200	13,214
5.410% due 09/19/2008	10,600	10,619

SLM Corp.
5.570% due 07/25/2008	3,900	3,911
5.580% due 07/25/2007	1,000	1,001

U.S. Trade Funding Corp.
4.260% due 11/15/2014	10,510	10,325

Unicredit Luxembourg Finance S.A.
5.410% due 10/24/2008	8,700	8,705

Unicredito Italiano NY
5.370% due 05/29/2008	34,000	34,017

Wachovia Bank N.A.
5.360% due 02/23/2009	44,000	43,983
5.390% due 03/23/2009	2,000	2,001

Westpac Banking Corp.
5.280% due 06/06/2008	26,100	26,102

World Savings Bank FSB
5.400% due 06/20/2008	2,000	2,002

		737,153

INDUSTRIALS 0.9%
DaimlerChrysler N.A. Holding Corp.
5.690% due 03/13/2009	16,000	16,037
5.820% due 09/10/2007	20,500	20,534

Wal-Mart Stores, Inc.
5.250% due 06/16/2008	29,500	29,489

Walt Disney Co.
5.440% due 09/10/2009	8,600	8,617

		74,677

UTILITIES 0.5%
AT&T, Inc.
5.460% due 02/05/2010	22,000	22,031

Dominion Resources, Inc.
5.540% due 11/14/2008	2,700	2,703

Public Service Enterprise Group, Inc.
5.725% due 09/21/2008	3,000	3,005

TXU Electric Delivery Co.
5.725% due 09/16/2008	5,000	5,001

TXU Energy Co. LLC
5.850% due 09/16/2008	6,000	6,002

		38,742

Total Corporate Bonds & Notes (Cost $850,280)		850,572

MUNICIPAL BONDS & NOTES 0.0%
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	2,965	2,965

Total Municipal Bonds & Notes (Cost $2,965)		2,965

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES 20.2%
Fannie Mae
3.848% due 10/01/2033	$24,550	$24,538
4.000% due 04/01/2014	13,322	12,924
4.500% due 10/25/2015 - 09/25/2020	40,748	40,185
4.673% due 05/25/2035	10,700	10,613
4.745% due 03/01/2035	4,663	4,630
4.903% due 12/01/2035	1,659	1,658
5.000% due 10/25/2013 - 01/25/2017	12,849	12,785
5.205% due 01/01/2036	8,801	8,832
5.250% due 06/15/2008 - 01/28/2013	7,935	7,939
5.312% due 08/01/2036	1,812	1,820
5.364% due 05/01/2032	76	77
5.375% due 09/01/2017 - 06/01/2032	81	82
5.380% due 12/25/2036	5,427	5,425
5.400% due 07/25/2035	70	70
5.410% due 09/25/2035	2,467	2,469
5.415% due 09/01/2032	7	7
5.440% due 06/25/2033 - 03/25/2034	4,933	4,921
5.450% due 03/25/2036	5,786	5,801
5.470% due 08/01/2014	53	54
5.480% due 03/25/2032	1,033	1,033
5.500% due 03/25/2028 - 04/01/2035	101,797	101,128
5.502% due 12/01/2029	101	102
5.540% due 07/25/2032	932	932
5.580% due 06/25/2032	5	5
5.605% due 01/01/2018	118	120
5.615% due 03/01/2018	38	38
5.646% due 11/01/2020	37	37
5.650% due 11/01/2014	31	32
5.660% due 11/25/2032	21	21
5.670% due 05/25/2042	1,171	1,176
5.794% due 08/25/2021 - 03/25/2022	192	193
5.800% due 02/09/2026	30,000	30,029
5.944% due 08/25/2022	56	56
5.950% due 02/25/2044	11,588	11,584
5.989% due 09/01/2033	14	14
6.000% due 12/01/2022 - 04/01/2037	145,514	146,609
6.044% due 04/25/2022	85	86
6.095% due 02/01/2026	15	15
6.133% due 02/01/2041 - 10/01/2044	34,594	35,063
6.210% due 08/06/2038	14,200	16,128
6.220% due 04/25/2032	1,399	1,430
6.319% due 10/01/2032	88	88
6.333% due 11/01/2030	4	4
6.340% due 12/01/2029	15	15
6.386% due 06/01/2025	21	22
6.410% due 12/01/2029	85	86
6.903% due 11/01/2035	2,258	2,340
6.948% due 11/01/2035	5,624	5,830
6.972% due 03/01/2026	25	26
6.973% due 03/01/2026	32	32
7.017% due 05/01/2025	25	25
7.018% due 06/01/2021	3,485	3,547
7.022% due 12/01/2032	23	23
7.088% due 12/01/2029	22	22
7.097% due 08/01/2028	14	14
7.125% due 05/01/2022	16	16
7.181% due 12/01/2022	68	69
7.213% due 09/01/2031	193	196
7.235% due 01/01/2029	80	81
7.275% due 12/01/2031	14	14
7.290% due 07/01/2018	916	941
7.323% due 09/01/2028	205	208
7.358% due 09/01/2026	1,031	1,043
7.375% due 09/01/2022	8	8
7.722% due 10/01/2025	42	42

See Accompanying Notes	Annual Report	March 31, 2007	93

Schedule of Investments  U.S. Government Sector Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Farmer Mac
7.280% due 07/25/2011	$2,433	$2,451

Federal Farm Credit Bank
5.100% due 10/15/2012	2,000	1,981

Federal Home Loan Bank
2.850% due 08/06/2007	6,000	5,951
3.450% due 01/23/2008	17,205	16,981
4.000% due 07/14/2008 - 03/18/2011	50,110	49,220
4.070% due 07/16/2014	1,000	944
4.125% due 11/17/2008	44,600	44,042
4.280% due 05/18/2009	46,660	46,033
5.120% due 01/10/2013	5,000	4,951
5.125% due 08/15/2019	98,000	98,182
5.500% due 03/02/2009	27,700	27,700

Freddie Mac
0.000% due 12/11/2025	9,084	3,413
3.000% due 05/15/2022	2,300	2,252
3.500% due 01/15/2022 - 05/15/2022	1,996	1,973
4.000% due 05/15/2016 - 10/15/2023	28,717	28,392
4.250% due 04/15/2023 - 09/15/2024	6,673	6,600
4.375% due 11/16/2007	10,000	9,951
4.500% due 02/15/2015 - 09/15/2035	53,063	51,129
4.639% due 02/01/2035	8,882	8,772
4.711% due 06/01/2035	28,299	27,888
4.952% due 08/01/2019	59	59
5.000% due 03/18/2014 - 01/15/2034	169,586	167,933
5.043% due 03/01/2035	914	910
5.222% due 02/01/2032	20	20
5.300% due 02/27/2009	200,000	199,980
5.418% due 02/01/2025	21	21
5.496% due 02/01/2018	63	63
5.500% due 08/15/2030 - 06/15/2034	10,369	10,117
5.560% due 07/25/2031	1,106	1,107
5.590% due 02/01/2032	70	71
5.625% due 11/23/2035	74,000	72,855
5.670% due 12/15/2030 - 06/15/2031	4,691	4,708
5.700% due 02/15/2031	5	5
5.720% due 11/15/2016 - 05/15/2029	8,454	8,474
5.820% due 06/15/2030 - 12/15/2032	1,638	1,666
5.870% due 06/15/2031	471	479
6.075% due 02/15/2027	36	36
6.133% due 10/25/2044 - 02/25/2045	15,571	15,693
6.191% due 08/01/2020	58	58
6.333% due 07/25/2044	8,353	8,448
6.500% due 10/25/2043	2,491	2,554
6.536% due 04/01/2027	36	36
6.625% due 04/01/2032	21	21
6.952% due 07/01/2029	55	56
6.958% due 05/01/2032	25	25
6.962% due 03/01/2025	3	3
7.000% due 12/01/2031	115	119
7.015% due 12/01/2031	16	16
7.102% due 01/01/2032	93	94
7.160% due 02/01/2024	68	68
7.231% due 08/01/2031	7	7
7.248% due 10/01/2031	9	10
7.250% due 12/01/2027 - 12/01/2031	184	187
7.254% due 07/01/2020	253	257
7.408% due 09/01/2031	1	1

Ginnie Mae
5.000% due 05/20/2034	24,379	22,073
5.250% due 02/20/2030	3,117	3,144

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.375% due 04/20/2023 - 04/20/2032	$2,926	$2,959
5.750% due 07/20/2025 - 08/20/2026	1,478	1,495
6.125% due 10/20/2023 - 10/20/2024	198	201
6.500% due 04/15/2029 - 06/15/2029	171	176
8.500% due 03/20/2025	109	115

Housing Urban Development
4.930% due 08/01/2014	4,000	3,987

Private Export Funding Corp.
5.000% due 12/15/2016	42,300	42,317

Small Business Administration
4.500% due 03/01/2023	1,189	1,155
4.760% due 09/01/2025	33,263	32,485
4.770% due 04/01/2024	9,940	9,777
4.875% due 09/10/2013	2,145	2,119
4.930% due 01/01/2024	7,926	7,864
5.136% due 08/10/2013	17,710	17,769
5.240% due 08/01/2023	4,924	4,958
5.875% due 05/25/2021 - 01/25/2022	1,262	1,267
6.000% due 03/25/2025 - 07/25/2025	1,730	1,744
6.100% due 01/25/2019 - 11/25/2024	1,739	1,753
7.060% due 11/01/2019	1,841	1,921
7.220% due 11/01/2020	1,598	1,692
7.449% due 08/01/2010	229	239
8.017% due 02/10/2010	1,387	1,464

Tennessee Valley Authority
5.375% due 04/01/2056	22,600	22,557

Total U.S. Government Agencies (Cost $1,628,349)		1,625,547

U.S. TREASURY OBLIGATIONS 8.2%
Treasury Inflation Protected Securities (c)
2.000% due 01/15/2026	1,734	1,648
2.375% due 01/15/2025	11,596	11,675

U.S. Treasury Bonds
4.750% due 02/15/2037	88,000	86,653
5.375% due 02/15/2031	26,770	28,548
5.500% due 08/15/2028	166,000	178,593

U.S. Treasury Notes
3.625% due 07/15/2009	31,000	30,374
4.750% due 12/31/2008	320,000	320,525

Total U.S. Treasury Obligations (Cost $660,251)		658,016

MORTGAGE-BACKED SECURITIES 17.6%
American Home Mortgage Investment Trust
5.470% due 09/25/2035	1,457	1,458

Arkle Master Issuer PLC
5.300% due 11/19/2007	12,100	12,104

Arran Residential Mortgages Funding PLC
5.340% due 04/12/2036	5,812	5,812

Banc of America Funding Corp.
4.620% due 02/20/2036	46,803	46,410
5.380% due 01/25/2037	2,850	2,854

Banc of America Mortgage Securities, Inc.
6.500% due 09/25/2033	1,577	1,594

Bear Stearns Adjustable Rate Mortgage Trust
4.194% due 11/25/2034	12,185	12,292
4.622% due 01/25/2034	1,536	1,544
4.625% due 10/25/2035	17,326	17,039
4.750% due 10/25/2035	25,745	25,509
5.052% due 04/25/2033	1,218	1,227
5.300% due 04/25/2033	111	111

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.335% due 02/25/2033	$474	$477
5.381% due 04/25/2033	1,445	1,439

Bear Stearns Alt-A Trust
5.480% due 02/25/2034	9,210	9,217
5.824% due 11/25/2036	60,731	61,167
5.830% due 11/25/2036	41,827	42,230

Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	5,100	5,152

Bear Stearns Mortgage Funding Trust
5.390% due 02/25/2037	14,660	14,666

CBA Commercial Small Balance Commercial Mortgage
5.600% due 12/25/2036	6,259	6,352

CC Mortgage Funding Corp.
5.570% due 08/25/2035	4,738	4,742

Citigroup Commercial Mortgage Trust
5.390% due 08/15/2021	6,638	6,642

Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	33,534	33,157
4.900% due 10/25/2035	68,758	68,049
4.900% due 12/25/2035	5,896	5,875

Commercial Mortgage Pass-Through Certificates
6.455% due 05/15/2032	5,497	5,561

Countrywide Alternative Loan Trust
4.500% due 06/25/2035	2,681	2,652
5.400% due 09/20/2046	10,056	10,059
5.480% due 02/25/2047	2,182	2,178
5.500% due 03/25/2036	12,209	12,214
5.500% due 01/25/2046	12,500	12,483
5.500% due 02/20/2047	16,446	16,424
5.520% due 05/25/2036	1,537	1,537
5.530% due 05/25/2035	3,339	3,345
5.530% due 03/20/2046	13,777	13,796
5.600% due 12/25/2035	1,171	1,174
5.983% due 02/25/2036	1,650	1,654

Countrywide Home Loan Mortgage Pass-Through Trust
4.719% due 08/25/2034	7,342	7,298
5.550% due 05/25/2035	5,440	5,448
5.590% due 05/25/2034	220	220
5.610% due 04/25/2035	1,356	1,360
5.650% due 02/25/2035	3,837	3,853
5.660% due 02/25/2035	2,266	2,274
5.660% due 06/25/2035	462	461
5.889% due 09/20/2036	21,911	22,178
6.184% due 04/25/2035	1,861	1,871

CS First Boston Mortgage Securities Corp.
5.629% due 05/25/2032	133	133
5.870% due 04/25/2033	83	83
6.300% due 11/15/2030	510	516
7.395% due 06/25/2032	109	109

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.390% due 01/25/2047	4,002	4,005
5.400% due 02/25/2037	5,286	5,291

Downey Savings & Loan Association Mortgage Loan Trust
5.580% due 08/19/2045	2,981	2,994

First Republic Mortgage Loan Trust
5.570% due 11/15/2030	1,289	1,291
5.640% due 06/25/2030	1,647	1,638

GMAC Commercial Mortgage Securities, Inc.
6.957% due 09/15/2035	410	433

Greenpoint Mortgage Funding Trust
5.400% due 10/25/2046	17,119	17,132
5.400% due 01/25/2047	13,240	13,245
5.540% due 06/25/2045	2,974	2,977

94	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
GS Mortgage Securities Corp. II
5.420% due 06/06/2020	$1,547	$1,548
6.620% due 10/18/2030	4,040	4,087

GSR Mortgage Loan Trust
4.549% due 09/25/2035	1,290	1,283
5.463% due 04/25/2036	16,798	16,894

GSRPM Mortgage Loan Trust
6.020% due 01/25/2032	549	554

Harborview Mortgage Loan Trust
5.410% due 01/19/2038	8,958	8,971
5.450% due 04/19/2038	6,181	6,174
5.510% due 01/19/2038	27,890	27,930
5.540% due 05/19/2035	7,392	7,406
5.560% due 03/19/2037	14,090	14,125
5.690% due 02/19/2034	3,485	3,491

Impac CMB Trust
5.720% due 07/25/2033	334	334

Impac Secured Assets CMN Owner Trust
5.400% due 01/25/2037	9,611	9,619

Indymac Index Mortgage Loan Trust
5.400% due 07/25/2046	329	329
5.410% due 11/25/2046	10,097	10,102
5.420% due 01/25/2037	2,104	2,105
5.640% due 02/25/2035	14,609	14,681
5.650% due 09/25/2034	3,525	3,531

JPMorgan Mortgage Trust
4.771% due 07/25/2035	55,924	55,501
5.011% due 07/25/2035	6,862	6,826
5.366% due 02/25/2036	17,185	17,109

LB-UBS Commercial Mortgage Trust
3.323% due 03/15/2027	4,200	4,128

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.400% due 09/15/2021	9,111	9,117

MASTR Adjustable Rate Mortgages Trust
5.205% due 05/25/2034	975	977

MASTR Asset Securitization Trust
4.500% due 03/25/2018	3,308	3,261
5.500% due 09/25/2033	1,386	1,362

Mellon Residential Funding Corp.
5.670% due 11/15/2031	4,380	4,390
5.760% due 12/15/2030	4,434	4,453

Merrill Lynch Floating Trust
5.390% due 06/15/2022	5,693	5,696

Merrill Lynch Mortgage Investors, Inc.
4.910% due 12/25/2032	849	846

Morgan Stanley Capital I
4.490% due 01/13/2041	350	343
5.380% due 10/15/2020	28,532	28,532
5.410% due 07/15/2019	308	308

Prime Mortgage Trust
5.000% due 02/25/2019	6,516	6,386

RAAC Series 2005-SP1
5.000% due 09/25/2034	1,447	1,440

Residential Accredit Loans, Inc.
5.420% due 09/25/2046	6,804	6,802
5.530% due 04/25/2046	28,350	28,296
5.620% due 08/25/2035	4,541	4,550
5.720% due 01/25/2033	3,062	3,073
5.720% due 03/25/2033	7,481	7,510
6.343% due 09/25/2045	1,823	1,837

Residential Asset Mortgage Products, Inc.
8.500% due 10/25/2031	2,045	2,142

Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	461	465

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Sequoia Mortgage Trust
5.670% due 10/19/2026	$4,175	$4,177
5.670% due 07/20/2033	7,090	7,119
5.790% due 07/20/2033	4,986	5,011

Structured Adjustable Rate Mortgage Loan Trust
6.383% due 01/25/2035	1,719	1,726

Structured Asset Mortgage Investments, Inc.
5.390% due 08/25/2036	5,696	5,700
5.510% due 06/25/2036	1,566	1,568
5.540% due 05/25/2036	50,040	50,122
5.610% due 07/19/2034	1,128	1,129
5.670% due 03/19/2034	1,769	1,771

Structured Asset Securities Corp.
5.331% due 10/25/2035	6,838	6,814
5.370% due 05/25/2036	1,575	1,576

TBW Mortgage-Backed Pass-Through Certificates
5.420% due 09/25/2036	2,300	2,302
5.430% due 01/25/2037	11,590	11,602

Thornburg Mortgage Securities Trust
5.420% due 03/25/2037	21,851	21,831
5.430% due 04/25/2036	1,857	1,859
5.430% due 12/25/2036	20,371	20,368
5.440% due 08/25/2036	22,115	22,095

Wachovia Bank Commercial Mortgage Trust
5.410% due 09/15/2021	40,576	40,601
5.681% due 04/15/2034	882	886

Washington Mutual MSC Mortgage Pass-Through Certificates
5.385% due 02/25/2033	322	321
6.949% due 02/25/2033	14	14
7.312% due 05/25/2033	174	176

Washington Mutual, Inc.
4.061% due 10/25/2033	6,300	6,209
4.229% due 03/25/2034	1,030	1,021
5.510% due 04/25/2045	1,992	1,994
5.550% due 04/25/2045	9,330	9,356
5.580% due 11/25/2045	5,505	5,526
5.590% due 12/25/2027	12,467	12,474
5.590% due 12/25/2045	3,608	3,621
5.610% due 10/25/2045	7,178	7,192
5.642% due 02/27/2034	1,865	1,885
5.663% due 01/25/2047	3,665	3,669
5.743% due 12/25/2046	7,080	7,100
5.892% due 05/25/2046	2,371	2,375
5.892% due 09/25/2046	8,322	8,322
5.892% due 10/25/2046	4,030	4,030
5.892% due 11/25/2046	3,032	3,054
5.896% due 07/25/2046	20,811	20,915
5.896% due 08/25/2046	48,931	49,186
5.963% due 06/25/2046	12,486	12,521
5.983% due 02/25/2046	9,715	9,743
6.129% due 05/25/2041	1,675	1,692
6.183% due 11/25/2042	3,606	3,624
6.383% due 06/25/2042	3,461	3,466
6.433% due 12/25/2046	3,947	3,947

Wells Fargo Mortgage-Backed Securities Trust
3.539% due 09/25/2034	4,882	4,769
4.319% due 07/25/2035	12,100	11,893
4.487% due 11/25/2033	745	721
4.500% due 11/25/2018	10,472	10,262
4.950% due 03/25/2036	89,301	88,714

Total Mortgage-Backed Securities (Cost $1,407,655)		1,411,569

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES 16.8%
Aames Mortgage Investment Trust
5.380% due 04/25/2036	$969	$970

Accredited Mortgage Loan Trust
5.370% due 02/25/2037	4,755	4,757
5.480% due 09/25/2035	2,700	2,702

ACE Securities Corp.
5.370% due 08/25/2036	1,638	1,639
5.370% due 12/25/2036	3,394	3,396
5.390% due 12/25/2035	2,174	2,175
5.400% due 02/25/2036	2,083	2,085
5.400% due 10/25/2036	5,087	5,090
5.430% due 10/25/2035	581	581
5.470% due 12/25/2035	5,700	5,704

American Express Credit Account Master Trust
5.310% due 08/15/2011	1,800	1,801
5.320% due 01/18/2011	8,000	7,995
5.430% due 11/16/2009	6,000	6,004
5.430% due 12/15/2009	2,000	2,002
5.430% due 11/15/2010	2,855	2,860
5.500% due 11/15/2010	3,000	3,008

Ameriquest Mortgage Securities, Inc.
5.400% due 03/25/2036	201	201
5.650% due 06/25/2034	822	823

Argent Securities, Inc.
5.360% due 06/25/2036	2,149	2,150
5.370% due 09/25/2036	5,050	5,051
5.370% due 10/25/2036	10,186	10,193
5.380% due 05/25/2036	2,217	2,218
5.390% due 04/25/2036	3,118	3,119
5.400% due 03/25/2036	3,409	3,412

Asset-Backed Funding Certificates
5.380% due 10/25/2036	4,895	4,898
5.380% due 11/25/2036	3,710	3,713
5.380% due 01/25/2037	9,341	9,346
5.670% due 06/25/2034	13,181	13,216

Asset-Backed Securities Corp. Home Equity
5.370% due 11/25/2036	3,263	3,265
5.840% due 06/15/2031	486	488
5.860% due 11/15/2031	72	72

Bank One Issuance Trust
5.430% due 01/15/2010	9,650	9,658
5.430% due 12/15/2010	3,700	3,707

Basic Asset-Backed Securities Trust
5.400% due 04/25/2036	1,695	1,696

Bear Stearns Asset-Backed Securities, Inc.
5.370% due 11/25/2036	2,992	2,992
5.380% due 05/25/2036	3,481	3,481
5.390% due 12/25/2036	2,414	2,414
5.400% due 12/25/2035	769	770
5.400% due 10/25/2036	4,200	4,202
5.430% due 11/25/2036	12,252	12,257
5.570% due 06/25/2035	64	64
5.590% due 09/25/2035	1,512	1,514
5.650% due 10/25/2032	206	206
5.820% due 11/25/2042	6,158	6,172

Capital One Auto Finance Trust
5.340% due 12/14/2007	5,175	5,179

Carrington Mortgage Loan Trust
5.360% due 05/25/2036	1,700	1,701
5.370% due 10/25/2036	6,283	6,286
5.370% due 01/25/2037	4,611	4,613
5.385% due 07/25/2036	5,608	5,612
5.480% due 01/25/2036	6,000	6,005
5.640% due 10/25/2035	6,300	6,315

Centex Home Equity
5.370% due 06/25/2036	6,710	6,715

See Accompanying Notes	Annual Report	March 31, 2007	95

Schedule of Investments  U.S. Government Sector Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Chase Credit Card Master Trust
5.420% due 10/15/2009	$3,500	$3,503
5.430% due 10/15/2010	4,000	4,009
5.430% due 02/15/2011	12,475	12,507

Chase Funding Mortgage Loan Asset-Backed Certificates
5.820% due 10/25/2031	1,598	1,600

Chase Issuance Trust
5.330% due 12/15/2010	2,600	2,602

CIT Group Home Equity Loan Trust
5.590% due 06/25/2033	959	961

Citibank Credit Card Issuance Trust
5.460% due 01/15/2010	4,000	4,007

Citigroup Mortgage Loan Trust, Inc.
5.360% due 08/25/2036	6,635	6,639
5.360% due 12/25/2036	4,184	4,185
5.370% due 10/25/2036	17,572	17,583
5.370% due 11/25/2036	3,695	3,698
5.380% due 01/25/2037	2,888	2,889
5.390% due 08/25/2036	4,223	4,226
5.400% due 12/25/2035	3,141	3,143
5.420% due 10/25/2036	6,400	6,400
5.430% due 08/25/2036	3,200	3,201

Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	2,000	1,672

Countrywide Asset-Backed Certificates
5.350% due 01/25/2046	14,294	14,294
5.370% due 01/25/2037	8,931	8,937
5.370% due 03/25/2037	8,359	8,365
5.370% due 05/25/2037	34,447	34,493
5.370% due 07/25/2037	7,170	7,173
5.370% due 12/25/2046	7,870	7,875
5.370% due 03/25/2047	8,312	8,353
5.380% due 09/25/2046	6,161	6,164
5.390% due 06/25/2036	2,457	2,459
5.390% due 07/25/2036	1,414	1,415
5.390% due 08/25/2036	1,454	1,455
5.390% due 06/25/2037	6,489	6,492
5.400% due 06/25/2037	10,362	10,367
5.420% due 09/25/2037	7,500	7,501
5.430% due 10/25/2046	11,647	11,652
5.450% due 07/25/2036	1,536	1,537
5.480% due 02/25/2036	2,764	2,766
5.510% due 06/25/2036	4,000	4,005
5.800% due 12/25/2031	333	333

Credit-Based Asset Servicing & Securitization LLC
5.380% due 11/25/2036	4,756	4,759
5.390% due 01/25/2037	6,413	6,416
5.410% due 12/25/2037	5,943	5,939
5.420% due 08/25/2035	1,602	1,603

CS First Boston Mortgage Securities Corp.
5.940% due 01/25/2032	206	206

CSAB Mortgage-Backed Trust
5.420% due 06/25/2036	6,258	6,261

DaimlerChrysler Auto Trust
5.329% due 12/08/2007	3,610	3,612

FBR Securitization Trust
5.440% due 11/25/2035	376	376

First Franklin Mortgage Loan Asset-Backed Certificates
5.350% due 07/25/2036	3,089	3,091
5.360% due 01/25/2038	6,636	6,639
5.370% due 11/25/2036	19,901	19,912
5.370% due 12/25/2036	2,301	2,302
5.390% due 01/25/2036	1,165	1,166
5.390% due 12/25/2037	6,202	6,205
5.410% due 01/25/2036	8,479	8,486
5.460% due 05/25/2035	792	792
5.690% due 12/25/2034	1,286	1,288

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
First NLC Trust
5.440% due 02/25/2036	$4,571	$4,574

First USA Credit Card Master Trust
5.470% due 05/17/2010	2,650	2,654

Ford Credit Auto Owner Trust
5.405% due 09/15/2007	234	234

Fremont Home Loan Trust
5.370% due 10/25/2036	4,049	4,049
5.380% due 01/25/2037	5,169	5,167
5.490% due 01/25/2036	2,175	2,176

GE-WMC Mortgage Securities LLC
5.360% due 08/25/2036	3,859	3,862
5.420% due 12/25/2035	1,354	1,355

GSAMP Trust
5.360% due 10/25/2036	2,435	2,436
5.390% due 01/25/2036	2,911	2,913
5.390% due 02/25/2036	2,611	2,613
5.390% due 10/25/2036	2,528	2,529
5.390% due 12/25/2036	6,577	6,579
5.410% due 11/25/2035	1,316	1,317
5.430% due 11/25/2035	754	755

GSR Mortgage Loan Trust
5.420% due 11/25/2030	1,565	1,566

GSRPM Mortgage Loan Trust
5.700% due 09/25/2042	2,725	2,732

HFC Home Equity Loan Asset-Backed Certificates
5.390% due 03/20/2036	3,477	3,478
5.670% due 09/20/2033	1,664	1,670

Home Equity Asset Trust
5.380% due 05/25/2037	2,930	2,931
5.400% due 05/25/2036	2,030	2,031
5.780% due 02/25/2033	1	1

Home Equity Mortgage Trust
5.410% due 05/25/2036	612	612

Honda Auto Receivables Owner Trust
5.322% due 03/18/2008	7,435	7,439
5.342% due 11/15/2007	6,241	6,245

HSI Asset Securitization Corp. Trust
5.370% due 10/25/2036	2,024	2,022
5.370% due 12/25/2036	29,267	29,282
5.400% due 12/25/2035	1,881	1,883

Hyundai Auto Receivables Trust
5.348% due 11/15/2007	1,632	1,633

Indymac Residential Asset-Backed Trust
5.380% due 04/25/2037	7,891	7,891
5.410% due 03/25/2036	4,773	4,776
5.420% due 03/25/2036	1,776	1,777

JPMorgan Mortgage Acquisition Corp.
5.360% due 08/25/2036	1,850	1,851
5.370% due 07/25/2036	3,885	3,887
5.370% due 08/25/2036	9,563	9,568
5.370% due 10/25/2036	8,435	8,433
5.380% due 01/25/2032	1,670	1,671
5.390% due 02/25/2036	117	117
5.390% due 03/25/2036	2,459	2,460
5.390% due 11/25/2036	2,371	2,372
5.400% due 08/25/2036	3,638	3,640
5.530% due 06/25/2035	3,014	3,020

LA Arena Funding LLC
7.656% due 12/15/2026	86	93

Lehman XS Trust
5.390% due 05/25/2046	5,226	5,229
5.400% due 04/25/2046	8,705	8,710
5.400% due 07/25/2046	24,071	24,085
5.400% due 08/25/2046	10,419	10,426
5.400% due 11/25/2046	11,672	11,676

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.410% due 05/25/2046	$4,598	$4,599
5.440% due 11/25/2036	7,625	7,634

Long Beach Mortgage Loan Trust
5.350% due 06/25/2036	1,632	1,633
5.360% due 11/25/2036	3,988	3,990
5.370% due 08/25/2036	5,897	5,900
5.380% due 04/25/2036	4,682	4,685
5.380% due 10/25/2036	4,153	4,156
5.390% due 03/25/2036	2,168	2,169
5.410% due 01/25/2036	4,929	4,933
5.500% due 08/25/2035	1,602	1,603
5.600% due 10/25/2034	10,948	10,967

MASTR Asset-Backed Securities Trust
5.370% due 11/25/2036	4,261	4,263
5.370% due 01/25/2037	5,207	5,209
5.380% due 10/25/2036	2,677	2,678
5.380% due 11/25/2036	7,612	7,617
5.390% due 02/25/2036	17,296	17,307
5.400% due 01/25/2036	2,423	2,425
5.430% due 11/25/2035	5,626	5,631

MBNA Credit Card Master Note Trust
3.300% due 07/15/2010	2,420	2,383
5.420% due 12/15/2011	2,300	2,307
5.440% due 08/16/2010	9,400	9,418
5.505% due 09/15/2010	2,000	2,005
5.820% due 03/15/2010	11,100	11,131

Merrill Lynch Mortgage Investors, Inc.
5.350% due 05/25/2037	4,550	4,552
5.350% due 06/25/2037	3,229	3,231
5.380% due 03/25/2037	1,778	1,779
5.380% due 04/25/2037	1,782	1,783
5.380% due 10/25/2037	5,419	5,423
5.390% due 08/25/2036	34,803	34,801
5.390% due 07/25/2037	6,728	6,732
5.477% due 06/25/2036	572	572

Mid-State Trust
7.340% due 07/01/2035	338	361

Morgan Stanley ABS Capital I
5.350% due 06/25/2036	1,056	1,056
5.360% due 06/25/2036	2,831	2,833
5.360% due 07/25/2036	10,391	10,397
5.360% due 10/25/2036	6,566	6,569
5.360% due 01/25/2037	6,805	6,809
5.370% due 09/25/2036	5,856	5,859
5.370% due 10/25/2036	4,056	4,059
5.370% due 11/25/2036	13,594	13,602
5.390% due 03/25/2036	3,826	3,828
5.400% due 12/25/2035	375	376

Morgan Stanley Capital I
5.440% due 02/25/2036	6,600	6,606

Morgan Stanley IXIS Real Estate Capital Trust
5.370% due 11/25/2036	3,728	3,730

Morgan Stanley Mortgage Loan Trust
5.390% due 01/25/2047	9,959	9,955

Nationstar Mortgage LLC
5.380% due 03/25/2037	2,925	2,927

Nelnet Student Loan Trust
5.146% due 09/25/2012	9,130	9,126
5.320% due 10/27/2014	2,086	2,087
5.360% due 12/22/2014	4,176	4,176
5.450% due 10/25/2016	2,013	2,015

New Century Home Equity Loan Trust
5.380% due 05/25/2036	1,693	1,694
5.390% due 08/25/2036	5,933	5,935
5.500% due 05/25/2036	2,700	2,700
5.580% due 06/25/2035	3,305	3,292

Newcastle Mortgage Securities Trust
5.390% due 03/25/2036	12,225	12,234

96	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Nissan Auto Lease Trust
5.347% due 12/14/2007	$1,503	$1,504

Nomura Home Equity Loan, Inc.
5.400% due 02/25/2036	594	595

NPF XII, Inc.
2.462% due 11/01/2003 (a)	10,000	47

Option One Mortgage Loan Trust
5.360% due 02/25/2037	1,669	1,670
5.370% due 07/25/2036	2,350	2,352
5.370% due 01/25/2037	10,291	10,296

Park Place Securities, Inc.
5.580% due 09/25/2035	1,420	1,423

Popular ABS Mortgage Pass-Through Trust
5.430% due 09/25/2035	211	211

Renaissance Home Equity Loan Trust
5.670% due 08/25/2032	10	10
5.820% due 12/25/2033	2,417	2,433

Residential Asset Mortgage Products, Inc.
5.390% due 11/25/2036	2,809	2,811
5.390% due 02/25/2037	5,626	5,628
5.400% due 01/25/2036	7,064	7,069
5.420% due 08/25/2046	4,293	4,295

Residential Asset Securities Corp.
5.360% due 06/25/2036	4,134	4,137
5.380% due 01/25/2037	4,205	4,207
5.390% due 03/25/2036	1,007	1,008
5.390% due 04/25/2036	2,444	2,446
5.390% due 07/25/2036	8,417	8,420
5.390% due 11/25/2036	22,402	22,416
5.390% due 02/25/2037	3,823	3,825
5.400% due 01/25/2036	2,428	2,430
5.410% due 01/25/2036	2,837	2,839
5.430% due 04/25/2037	5,000	5,002

Residential Funding Mortgage Securities II, Inc.
5.460% due 09/25/2035	1,170	1,171

SACO I, Inc.
5.400% due 04/25/2036	305	305

Salomon Brothers Mortgage Securities VII
5.620% due 03/25/2032	425	426
6.275% due 01/25/2032	147	147

Saxon Asset Securities Trust
5.380% due 11/25/2036	10,874	10,880
5.580% due 08/25/2032	44	44
5.590% due 01/25/2032	172	172

SBI HELOC Trust
5.490% due 08/25/2036	5,396	5,396

Securitized Asset-Backed Receivables LLC Trust
5.360% due 01/25/2037	3,888	3,889
5.370% due 09/25/2036	2,346	2,347
5.380% due 12/25/2036	15,348	15,353
5.390% due 10/25/2035	703	704
5.400% due 11/25/2036	4,173	4,175

SG Mortgage Securities Trust
5.420% due 10/25/2035	164	165

SLM Student Loan Trust
3.800% due 12/15/2038	6,900	6,735
5.316% due 10/27/2014	10,000	10,006
5.326% due 04/25/2014	12,400	12,409
5.330% due 10/25/2012	8,981	8,985
5.330% due 07/25/2013	7,197	7,202

Soundview Home Equity Loan Trust
5.360% due 11/25/2036	9,718	9,721
5.370% due 10/25/2036	9,182	9,188
5.380% due 11/25/2036	6,106	6,101
5.380% due 12/25/2036	2,124	2,125
5.390% due 02/25/2036	394	394
5.390% due 03/25/2036	479	479

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.390% due 05/25/2036	$2,167	$2,168
5.400% due 01/25/2037	9,272	9,276
5.420% due 12/25/2035	552	552
5.420% due 10/25/2036	2,783	2,785
5.550% due 06/25/2035	2,178	2,180

Specialty Underwriting & Residential Finance
5.350% due 06/25/2037	2,354	2,355
5.365% due 11/25/2037	2,505	2,507
5.380% due 02/25/2037	1,580	1,581
5.380% due 01/25/2038	3,208	3,209

Structured Asset Investment Loan Trust
5.370% due 07/25/2036	2,502	2,500

Structured Asset Securities Corp.
5.370% due 10/25/2036	10,634	10,640
5.400% due 11/25/2035	2,722	2,724
5.400% due 01/25/2037	2,596	2,597
5.420% due 01/25/2037	3,873	3,870
5.720% due 05/25/2034	619	623

Triad Auto Receivables Owner Trust
5.341% due 11/13/2007	1,593	1,594

Truman Capital Mortgage Loan Trust
5.660% due 01/25/2034	206	206

USAA Auto Owner Trust
5.030% due 11/17/2008	1,145	1,146

Wachovia Auto Owner Trust
4.820% due 02/20/2009	1,667	1,667
5.358% due 11/09/2007	662	663

Wachovia Student Loan Trust
5.340% due 10/25/2013	895	895

Washington Mutual Asset-Backed Certificates
5.370% due 01/25/2037	5,764	5,766
5.390% due 04/25/2036	1,589	1,590

Wells Fargo Home Equity Trust
5.370% due 01/25/2037	5,186	5,188
5.420% due 03/25/2037	2,000	2,001
5.430% due 11/25/2035	23,857	23,871

Total Asset-Backed Securities (Cost $1,353,447)		1,347,916

SOVEREIGN ISSUES 1.2%
Canada Mortgage & Housing Corp.
3.375% due 12/01/2008	27,900	27,241

Israel Government AID Bond
0.000% due 11/01/2024	178,000	71,084

Total Sovereign Issues (Cost $97,879)		98,325

SHORT-TERM INSTRUMENTS 27.7%

CERTIFICATES OF DEPOSIT 9.4%
Abbey National Treasury Services PLC
5.270% due 07/02/2008	4,300	4,302
5.276% due 07/02/2008	28,700	28,711

BNP Paribas
5.262% due 05/28/2008	33,500	33,510
5.262% due 07/03/2008	54,300	54,280
5.264% due 04/03/2008	2,700	2,699

Calyon Financial, Inc.
5.340% due 01/16/2009	57,900	57,900

Countrywide Bank N.A.
5.320% due 04/25/2007	39,600	39,596

Dexia S.A.
5.270% due 09/29/2008	35,200	35,210

Fortis Bank NY
5.265% due 06/30/2008	86,900	86,903
5.300% due 09/30/2008	35,200	35,195

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
HSBC Bank USA N.A.
5.426% due 07/28/2008	$2,200	$2,203

Nordea Bank Finland PLC
5.267% due 03/31/2008	6,300	6,301
5.308% due 05/28/2008	33,500	33,519

Royal Bank of Canada
5.267% due 06/30/2008	97,700	97,802

Royal Bank of Scotland Group PLC
5.262% due 07/03/2008	73,100	73,100

Skandinav Enskilda BK
5.272% due 08/21/2008	26,500	26,496
5.300% due 02/04/2008	14,700	14,705
5.340% due 08/21/2008	12,000	12,003
5.350% due 02/13/2009	41,300	41,323

Societe Generale NY
5.258% due 06/11/2007	8,800	8,800
5.258% due 06/20/2007	6,700	6,699
5.270% due 03/25/2008	25,000	25,000
5.271% due 06/30/2008	24,000	24,009

Unicredito Italiano NY
5.358% due 05/06/2008	10,000	10,002

		760,268

COMMERCIAL PAPER 16.4%
Bank of America Corp.
5.200% due 07/24/2007	76,400	76,124

BNP Paribas Finance, Inc.
5.222% due 07/06/2007	35,500	35,042

Dexia Delaware LLC
5.235% due 06/13/2007	35,000	34,985

Federal Home Loan Bank
5.000% due 04/02/2007	909,400	909,400

ING U.S. Funding LLC
5.200% due 06/22/2007	10,874	10,874

Societe Generale NY
5.185% due 08/22/2007	11,600	11,600

Svenska Handelsbanken, Inc.
5.220% due 06/25/2007	30,000	29,634

UBS Finance Delaware LLC
5.220% due 08/01/2007	201,500	198,957

Unicredito Italiano SpA
5.225% due 07/16/2007	13,100	12,999

		1,319,615

TRI-PARTY REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
4.900% due 04/02/2007	4,278	4,278

(Dated 03/30/2007. Collateralized by Freddie Mac 5.300% due 01/09/2012 valued at $4,364. Repurchase proceeds are $4,280.)

U.S. TREASURY BILLS 1.8%
4.952% due 05/31/2007 - 06/14/2007 (b)(d)(f)	145,905	144,336

Total Short-Term Instruments (Cost $2,228,281)		2,228,497

PURCHASED OPTIONS (h) 0.9%
(Cost $43,929)		$70,450

Total Investments (e) 103.2% (Cost $8,273,036)		8,293,857

Written Options (i) (1.0%) (Premiums $51,738)		(77,997)

Other Assets and Liabilities (Net) (2.2%)		(178,813)

Net Assets 100.0%		$8,037,047

See Accompanying Notes	Annual Report	March 31, 2007	97

Schedule of Investments  U.S. Government Sector Portfolio  (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $13,850 have been pledged as collateral for swap and swaption contracts on March 31, 2007.
(e)	As of March 31, 2007, portfolio securities with an aggregate value of $152,773 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(f)	Securities with an aggregate market value of $106,847 and cash with a market value of $1,000 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	71,657	$19,396
90-Day Eurodollar December Futures	Short	12/2008	522	(219)
90-Day Eurodollar June Futures	Long	06/2007	16,035	(3,549)
90-Day Eurodollar June Futures	Long	06/2008	23,600	6,763
90-Day Eurodollar March Futures	Long	03/2008	52,078	31,361
90-Day Eurodollar September Futures	Long	09/2007	471	(50)
U.S. Treasury 5-Year Note June Futures	Long	06/2007	34,490	15,292
U.S. Treasury 10-Year Note June Futures	Short	06/2007	858	664
U.S. Treasury 30-Year Bond June Futures	Short	06/2007	2,593	4,932

				$74,590

(g)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation
Merrill Lynch & Co., Inc.	Altius Funding Ltd. floating rate based on 3-Month USD-LIBOR plus 1.400% due 12/09/2040	Buy	(1.230%	)	12/09/2040	$3,000	$266

(1) If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/20/2009	$1,048,000	$(1,025)
Bank of America	3-Month USD-LIBOR	Receive	5.000%	06/20/2017	234,000	5,328
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2009	56,500	(55)
Citibank N.A.	3-Month USD-LIBOR	Pay	5.000%	06/20/2012	460,200	2,903
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017	106,300	2,225
Credit Suisse First Boston	3-Month USD-LIBOR	Pay	5.000%	06/20/2012	187,300	901
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/20/2017	500,000	5,410
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	06/20/2009	309,700	(249)
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037	134,300	185
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	06/20/2012	172,100	(1,198)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017	536,230	12,209
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2009	1,018,100	(995)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2012	526,900	(3,731)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	06/20/2017	822,000	18,565
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2037	265,000	(8,621)
Royal Bank of Scotland PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2012	1,326,200	(9,233)
Royal Bank of Scotland PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2017	427,570	9,735
UBS AG	3-Month USD-LIBOR	Pay	5.000%	06/20/2009	17,100	(16)
UBS AG	3-Month USD-LIBOR	Pay	5.000%	12/20/2009	470,000	4,022
UBS AG	3-Month USD-LIBOR	Pay	5.000%	06/20/2012	35,500	(22)

						$36,338

98	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2007

(h)	Purchased options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CME 90-Day Eurodollar December Futures	$ 95.500	12/17/2007	1,830	$692	$538
Call - CME 90-Day Eurodollar December Futures	96.250	12/17/2007	365	38	25
Put - CME 90-Day Eurodollar December Futures	94.500	12/17/2007	1,830	646	80
Put - CME 90-Day Eurodollar June Futures	91.250	06/18/2007	17,215	164	0
Put - CME 90-Day Eurodollar September Futures	90.250	09/17/2007	10,422	99	0
Put - CME 90-Day Eurodollar September Futures	90.500	09/17/2007	4,003	38	0
Put - CME 90-Day Eurodollar September Futures	91.000	09/17/2007	3,200	30	0

				$1,707	$643

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	07/02/2007	$1,169,000	$4,325	$3,244
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	06/07/2007	1,014,000	4,462	6,479
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.500%	06/30/2007	840,000	4,032	9,213
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	07/02/2007	3,289,100	17,280	23,030
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.370%	07/02/2007	3,144,800	12,123	27,841

							$42,222	$69,807

(i)	Written options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CME 90-Day Eurodollar December Futures	$ 95.250	12/17/2007	365	$236	$173

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.000%	07/02/2007	$508,000	$4,166	$3,606
Call - OTC 7-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.500%	05/02/2008	51,200	1,024	250
Put - OTC 7-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.500%	05/02/2008	51,200	1,213	455
Call - OTC 7-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	4.500%	05/02/2008	113,000	2,497	551
Put - OTC 7-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	5.500%	05/02/2008	113,000	2,678	1,004
Call - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	4.500%	05/02/2008	51,200	1,024	250
Put - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	5.500%	05/02/2008	51,200	1,208	455
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.340%	06/07/2007	441,000	4,485	7,345
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.600%	06/29/2007	370,000	4,089	10,133
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.370%	07/02/2007	1,429,000	17,235	26,359
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.500%	07/02/2007	1,031,200	11,883	27,416

							$51,502	$77,824

(j)	Short sales outstanding on March 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.500%	04/01/2037	$17,332	$17,164	$17,153
U.S. Treasury Notes	4.625%	02/15/2017	475,000	476,188	477,583

				$493,352	$494,736

(2) Market value includes $3,398 of interest payable on short sales.

See Accompanying Notes	Annual Report	March 31, 2007	99

Notes to Financial Statements

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end management investment company. The Trust currently consists of 61 separate investment funds, twelve of which are presented herein. The Asset-Backed Securities, Developing Local Markets, Emerging Markets, High Yield, International, Investment Grade Corporate, Mortgage, Municipal Sector, Real Return, Short-Term, Short-Term II and U.S. Government Sector Portfolios (the “Portfolios”) are a series of the Trust.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Security Valuation.  Portfolio shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open end management investment companies, the Portfolio’s net asset value (“NAV”) will be calculated based upon the NAVs of such investments.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of a Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of a Portfolio’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days of the Portfolio, the NAV of a Portfolio’s portfolio may change on days when shareholders will not be able to purchase or redeem Portfolio shares. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

(b) Securities Transactions and Investment Income.  Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related or asset-backed securities are recorded as components of interest income on the Statements of Operations.

(c) Delayed-Delivery Transactions.  Certain Portfolios may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Portfolio has sold a security on a delayed-delivery basis, a Portfolio does not participate in future gains and losses with respect to the security.

(d) When-Issued Transactions.  Certain Portfolios may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Portfolio may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

(e) Dividends and Distributions to Shareholders.  Dividends from net investment income, if any, of each Portfolio are declared and distributed to shareholders quarterly. Net realized capital gains earned by each Portfolio, if any, will be distributed no less frequently than once each year.

100	PIMCO Funds	Private Account Portfolio Series

March 31, 2007

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Portfolio’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) Foreign Currency.  The functional and reporting currency for the Portfolios is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout the report are defined as follows:
AUD	Australian Dollar	KRW	South Korean Won
BRL	Brazilian Real	KZT	Kazakhstan Tenge
CAD	Canadian Dollar	MXN	Mexican Peso
CHF	Swiss Franc	MYR	Malaysian Ringgit
CLP	Chilean Peso	NOK	Norwegian Krone
CNY	Chinese Yuan Renminbi	NZD	New Zealand Dollar
COP	Colombian Peso	PHP	Philippines Peso
CZK	Czech Koruna	PLN	Polish Zloty
EGP	Egyptian Pound	RON	Romanian Leu
EUR	Euro	RUB	Russian Ruble
GBP	Great British Pound	SGD	Singapore Dollar
HKD	Hong Kong Dollar	SKK	Slovakian Koruna
IDR	Indonesian Rupiah	THB	Thai Baht
ILS	Israeli Shekel	TRY	Turkish Lira
INR	Indian Rupee	TWD	Taiwan Dollar
JPY	Japanese Yen	ZAR	South African Rand

(g) Foreign Currency Transactions.  Certain Portfolios may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(h) Futures Contracts.  Certain Portfolios may enter into futures contracts. A Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(i) Inflation-Indexed Bonds.  Certain Portfolios may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

(j) Options Contracts.  Certain Portfolios may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase a Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease a Portfolio’s exposure to the underlying instrument. When a Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options with may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Certain Portfolios may also purchase put and call options. Purchasing call options tends to increase a Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease a Portfolio’s exposure to the underlying instrument. A Portfolio pays a premium which is included on a Portfolio’s Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are

Annual Report	March 31, 2007	101

Notes to Financial Statements  (Cont.)

treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

(k) Repurchase Agreements.  Each Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, a Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(l) Reverse Repurchase Agreements.  Certain Portfolios may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. A reverse repurchase agreement involves the risk that the market value of the security sold by a Portfolio may decline below the repurchase price of the security. A Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(m) Inverse Floating Rate Transactions — Residual Interest Municipal Bonds (‘‘RIBs’’)/Residual Interest Tax Exempt Bonds (‘‘RITEs’’).   Certain Portfolios may invest in RIBs and RITEs (“Inverse Floaters”). Inverse Floaters are created via a master trust agreement between a broker-dealer, acting as trustor and liquidity provider, and an investment bank, acting as trustee and tender agent. The master trust agreement defines the terms for each trust series; with each series being established by the transfer of long-term, fixed-rate municipal bonds (“Fixed Rate Bonds”) to the trustee to be held and provide for the creation, execution and delivery of floater certificates (“Floating Rate Notes”) and Inverse Floaters. Floating Rate Notes are liquid notes that are issued with a short-term variable rate typically linked to the LIBOR, subject to limitations, for some duration. After interest income is paid on the Floating Rate Notes at current rates, the residual income from the Fixed Rate Bonds is paid to the Inverse Floaters. Inverse Floaters are issued with a coupon that fluctuates inversely with the Floating Rate Notes’ referenced rate, subject to certain limitations. Therefore, rising short-term rates result in lower income for the Inverse Floaters and vice versa.

Floating Rate Notes are generally remarketed to municipal money market funds. Inverse Floaters are acquired by either tax-exempt municipal bond funds or trusts, or other parties interested in potentially higher yielding tax-exempt securities. Inverse Floaters may also be acquired for the purpose of increasing leverage. Floating Rate Note holders typically have the option to tender their notes to the liquidity provider for redemption at par at each reset date. The Inverse Floater holders have the option to (i) require the Floating Rate Note holders to tender their notes at par, and (ii) require the liquidity provider to transfer the Fixed Rate Bonds to the Inverse Floater holders. The holders of Inverse Floaters bear substantially all of the downside investment risk associated with the underlying Fixed Rate Bonds, and also benefit from a disproportionate amount of the potential appreciation of the underlying Fixed Rate Bonds’ value. Inverse Floaters may be more volatile and less liquid than other municipal bonds of comparable maturity.

Inverse Floaters may be acquired with or without first transferring to the trustor the Fixed Rate Bonds that were utilized to create the trust series. Inverse Floaters acquired without a transfer of Fixed Rate Bonds are recognized as purchases of securities as outlined in Note 2(b). Statement of Financial Accounting Standards No. 140 - Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS No. 140”), governs the standards for accounting for securitizations and other transfers of financial assets. If there is a transfer of Fixed Rate Bonds and it meets sale criteria under FAS No. 140, a Portfolio records a sale of the Fixed Rate Bonds and a purchase of the Inverse Floaters. The cash received from the Inverse Floaters is then recorded as interest income in the Statement of Operations.

If the transfer of Fixed Rate Bonds does not meet sale criteria under FAS No. 140, a Portfolio accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bonds in its Schedule of Investments, and recording the Floating Rate Notes as a liability under the caption ‘‘Payable for floating rate notes’’ in the Portfolio’s Statement of Assets and Liabilities. In a secured borrowing transaction, cash received from the Inverse Floaters is not recorded as interest income. Instead, a Portfolio records interest income related to the Fixed Rate Bonds and interest expense related to the Floating Rate Notes, the net of which is equal to the cash received from the Inverse Floaters acquired by the Portfolio. Thus, while a Portfolio’s reported total income, net expenses, and net expense ratio are generally higher for investments in Inverse Floaters acquired via a secured borrowing, the method of acquiring Inverse Floaters does not result in differences for reported cash flows, net asset value or total return.

(n) Restricted Securities.  Certain Portfolios may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional investors. The Board of Trustees considers 144A securities to be liquid.

(o) Short Sales. Certain Portfolios may enter into short sales transactions. A short sale is a transaction in which a Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(p) Swap Agreements. Certain Portfolios may invest in swap agreements. Swap transactions are privately negotiated agreements between a Portfolio and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. A Portfolio may enter into interest rate, total return, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional

102	PIMCO Funds	Private Account Portfolio Series

March 31, 2007

amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, or (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

Forward spread-lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. A Portfolio may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, a Portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, a Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. Were the U.S. Internal Revenue Service (“IRS”) to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by the Trust from such investments might be subject to U.S. excise or income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss on the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by the Portfolios are included as part of realized gain or loss on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(q) Loan Participations and Assignments.  Certain Portfolios may invest in direct debt instruments which are interests in amounts owned by corporate, governmental, or other borrowers to lenders or lending syndicates. A Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. At the end of the period March 31, 2007, there were no open unfunded loan commitments.

(r) Bridge Debt Commitments.  At the period ended March 31, 2007, the High Yield Portfolio had $1,992,496 in commitments outstanding to fund high yield bridge debt. The Portfolio is entitled to a fee upon the expiration of the commitment period. The bridge debt terms approximate market rates at the time the commitment is entered into.

(s) Mortgage-Related and Other Asset-Backed Securities.  Certain Portfolios may invest in mortgage-related or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all or a portion of the interest from the mortgage assets (the interest-only, or “IO” and/or the high coupon rate with relatively low principal amount, or “IOette” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs and IOettes are included in interest income on the Statements of Operations. Because little to no principal will be received at the maturity of an IO or IOettes, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

(t) U.S. Government Agencies or Government-Sponsored Enterprises.  Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan

Annual Report	March 31, 2007	103

Notes to Financial Statements  (Cont.)

Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(u) New Accounting Policies.  In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation is effective for fiscal years beginning after December 15, 2006, with implementation for NAV calculation purposes for the Portfolios to be no later than September 28, 2007. In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the application of the Interpretation and Statement to the Portfolios and will provide additional information in relation to the Interpretation and Statement on the Portfolios’ annual financial statements for the year ending September 30, 2007.

3.  FEES AND EXPENSES

(a) Investment Advisory Fee.  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Portfolio, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate as noted in the following table.

(b) Administration Fee.  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory and Administration Fees for all classes are charged at an annual rate as noted in the following table.

Portfolio Name	Investment Advisory Fee	Administration Fee
Asset-Backed Securities Portfolio	0.02%	0.03%
Developing Local Markets Portfolio	0.02%	0.10%
Emerging Markets Portfolio	0.02%	0.10%
High Yield Portfolio	0.02%	0.03%
International Portfolio	0.02%	0.10%
Investment Grade Corporate Portfolio	0.02%	0.03%
Mortgage Portfolio	0.02%	0.03%
Municipal Sector Portfolio	0.02%	0.03%
Real Return Portfolio	0.02%	0.03%
Short-Term Portfolio	0.02%	0.03%
Short-Term Portfolio II	0.02%	0.03%
U.S. Government Sector Portfolio	0.02%	0.03%

(c) Portfolio Expenses.  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

During the period covered by this report, each unaffiliated Trustee received an annual retainer of $80,000, plus $5,000 for each Board of Trustees quarterly meeting attended, $500 for each committee meeting attended and $1,000 for each special Board of Trustees meeting attended, plus reimbursement of related expenses. In addition, the audit committee chair received an additional annual retainer of $7,500 and each other committee chair received an additional annual retainer of $1,500.

Effective April 1, 2007, each unaffiliated Trustee will receive an annual retainer of $100,000, plus $9,500 for each Board of Trustees quarterly meeting attended, $750 ($1,000 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each special Board of Trustees meeting attended, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $15,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Portfolio of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(d) Distributor.  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares.

4.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 3.

Certain Portfolios are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolios from or to another fund or portfolio that are or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the year ended March 31, 2007, the Portfolios in the following table engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Portfolio Name	Purchases	Sales
Emerging Markets Portfolio	$0	$23,763
High Yield Portfolio	0	17,628
International Portfolio	62,930	0
Mortgage Portfolio	17,491	0
Municipal Sector Portfolio	5,570	0

104	PIMCO Funds	Private Account Portfolio Series

March 31, 2007

5.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolios. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, the Portfolios have not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

6.  PURCHASES AND SALES OF SECURITIES

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” Each Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Portfolio’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2007, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Portfolio Name	Purchases	Sales	Purchases	Sales
Asset-Backed Securities Portfolio	$368,454	$231,951	$387,715	$51,618
Developing Local Markets Portfolio	3,236	700	191,878	37,788
Emerging Markets Portfolio	25,033	25,074	1,259,043	1,501,668
High Yield Portfolio	0	0	563,162	546,522
International Portfolio	2,054,788	2,308,320	5,374,912	6,231,359
Investment Grade Corporate Portfolio	51,065	39,527	568,404	272,555
Mortgage Portfolio	111,953,000	111,322,099	988,005	319,301
Municipal Sector Portfolio	0	0	218,045	320,230
Real Return Portfolio	7,218,691	7,195,876	38,903	6,872
Short-Term Portfolio	3,018,770	1,709,534	4,102,692	575,472
Short-Term Portfolio II	326,091	276,279	279,881	80,417
U.S. Government Sector Portfolio	18,565,937	19,124,129	4,001,838	472,397

7.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except for number of contracts):

	Asset-Backed Securities Portfolio		Emerging Markets Portfolio		High Yield Portfolio
	Notional Amount in $	Premium	# of Contracts	Premium	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2006	$3,000	$89	0	$0	447	$13,400	$174
Sales	0	0	1,198	294	0	0	0
Closing Buys	0	0	(837)	(159)	(447)	(13,400)	(174)
Expirations	(3,000)	(89)	0	0	0	0	0
Exercised	0	0	(361)	(135)	0	0	0
Balance at 03/31/2007	$0	$0	0	$0	0	$0	$0

	International Portfolio				Investment Grade Corporate Portfolio			Mortgage Portfolio
	Notional Amount in $		Notional Amount in GBP	Premium	# of Contracts	Notional Amount in $	Premium	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2006	$200,000		GBP 0	$1,207	1,230	$0	$329	0	$183,400	$1,423
Sales	0		147,500	2,476	7,336	6,900	1,317	2,420	922,600	10,561
Closing Buys	(200,000)		0	(1,207)	(4,288)	0	(755)	0	(599,400)	(5,709)
Expirations	0		0	0	(4,013)	0	(750)	(2,420)	(86,600)	(678)
Exercised	0		0	0	(265)	0	(61)	0	0	0
Balance at 03/31/2007	$0	GBP	147,500	$2,476	0	$6,900	$80	0	$420,000	$5,597

Annual Report	March 31, 2007	105

Notes to Financial Statements  (Cont.)

	Real Return Portfolio			Short-Term Portfolio			Short-Term Portfolio II
	# of Contracts	Notional Amount in $	Premium	# of Contracts	Notional Amount in $	Premium	# of Contracts	Notional Amount in $		Notional Amount in GBP	Premium
Balance at 03/31/2006	151	$0	$104	340	$178,200	$1,559	1,177	$62,000	GBP	0	$1,325
Sales	3,264	112,000	1,388	2,244	231,800	2,647	528	136,300		6,200	1,344
Closing Buys	(17)	(44,000)	(337)	(140)	(132,200)	(942)	0	(57,100)		0	(362)
Expirations	(2,293)	(48,000)	(638)	(2,444)	(104,000)	(1,211)	(398)	(78,500)		0	(582)
Exercised	(241)	0	(23)	0	0	0	(1,307)	0		0	(854)
Balance at 03/31/2007	864	$20,000	$494	0	$173,800	$2,053	0	$62,700	GBP	6,200	$871

	U.S. Government Sector Portfolio
	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2006	29,512	$867,800	$28,351
Sales	38,132	3,779,200	44,787
Closing Buys	(7,151)	(55,000)	(4,238)
Expirations	(44,563)	(382,000)	(9,214)
Exercised	(15,565)	0	(7,948)
Balance at 03/31/2007	365	$4,210,000	$51,738

8.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (PIMCO’s parent company), AGID, and certain of their affiliates, including the Trust, the Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series (another series of funds managed by affiliates of PIMCO)), certain Trustees of the Trust and certain employees of PIMCO, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the Trust and the Allianz Funds during specified periods, or as derivative actions on behalf of the Trust and the Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the Allianz Funds and funds of the Trust and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain PIMCO Funds Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the Trust or on behalf of the Trust itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the Trust’s motion to dismiss claims asserted against it in a consolidated amended complaint where the Trust was named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the Allianz Funds and funds of the Trust, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005, the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and the Trust has been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint is without merit and intends to vigorously defend itself.

In April 2006, certain Portfolios were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain Portfolios are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders — including certain Portfolios — were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

The foregoing speaks only as of the date of this report. It is possible that these matters and/or other developments resulting from these matters could result in increased Portfolio redemptions or other adverse consequences to the Portfolios. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Portfolios or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Portfolios.

106	PIMCO Funds	Private Account Portfolio Series

March 31, 2007

9.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Asset-Backed Securities Portfolio				Developing Local Markets Portfolio				Emerging Markets Portfolio
	Year Ended 03/31/2007		Year Ended 03/31/2006		Year Ended 03/31/2007		Year Ended 03/31/2006		Year Ended 03/31/2007		Year Ended 03/31/2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold	22,763	$240,544	12,603	$133,163	22,609	$258,624	9,116	$101,854	25,452	$292,084	27,549	$318,022
Issued as reinvestment of distributions	2,153	22,644	1,020	10,767	1,787	20,385	974	10,672	9,530	106,705	12,478	142,733
Cost of shares redeemed	(4,879)	(51,439)	(3,598)	(38,242)	(12,510)	(141,306)	(3,358)	(37,357)	(46,999)	(527,941)	(82,919)	(954,876)
Net increase (decrease) resulting from Portfolio share transactions	20,037	$211,749	10,025	$105,688	11,886	$137,703	6,732	$75,169	(12,017)	$(129,152)	(42,892)	$(494,121)

	High Yield Portfolio				International Portfolio				Investment Grade Corporate Portfolio
	Year Ended 03/31/2007		Year Ended 03/31/2006		Year Ended 03/31/2007		Year Ended 03/31/2006		Year Ended 03/31/2007		Year Ended 03/31/2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold	44,543	$376,918	24,084	$198,559	365,184	$1,833,768	119,360	$651,786	27,304	$272,289	15,243	$150,533

Issued as reinvestment of distributions	2,370	19,838	2,711	22,394	74,768	346,734	55,327	294,674	6,770	66,546	6,404	62,704
Cost of shares redeemed	(42,906)	(363,649)	(14,321)	(119,025)	(262,146)	(1,268,399)	(255,212)	(1,490,905)	(25,642)	(254,778)	(14,129)	(139,636)

Net increase (decrease) resulting from Portfolio share transactions	4,007	$33,107	12,474	$101,928	177,806	$912,103	(80,525)	$(544,445)	8,432	$84,057	7,518	$73,601

	Mortgage Portfolio				Municipal Sector Portfolio				Real Return Portfolio
	Year Ended 03/31/2007		Year Ended 03/31/2006		Year Ended 03/31/2007		Year Ended 03/31/2006		Year Ended 03/31/2007		Year Ended 03/31/2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold	237,587	$2,469,717	695,281	$7,305,557	5,538	$57,800	4,216	$43,646	71,106	$739,415	53,072	$585,183
Issued as reinvestment of distributions	62,810	650,837	43,308	451,086	1,337	13,919	1,521	15,731	4,367	45,533	6,906	76,491
Cost of shares redeemed	(687,863)	(7,157,294)	(309,894)	(3,249,629)	(17,596)	(184,543)	(3,418)	(35,404)	(80,635)	(851,660)	(115,953)	(1,331,363)
Net increase (decrease) resulting from Portfolio share transactions	(387,466)	$(4,036,740)	428,695	$4,507,014	(10,721)	$(112,824)	2,319	$23,973	(5,162)	$(66,712)	(55,975)	$(669,689)

	Short-Term Portfolio				Short-Term Portfolio II				U.S. Government Sector Portfolio
	Year Ended 03/31/2007		Year Ended 03/31/2006		Year Ended 03/31/2007		Year Ended 03/31/2006		Year Ended 03/31/2007		Year Ended 03/31/2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold	480,880	$4,708,424	105,959	$1,037,999	16,663	$168,001	23,517	$237,360	232,558	$2,436,211	542,472	$5,849,248

Issued as reinvestment of distributions	10,293	100,388	7,723	75,168	2,504	25,009	3,133	31,394	33,426	349,583	26,086	279,721
Cost of shares redeemed	(75,515)	(739,066)	(269,722)	(2,643,409)	(9,148)	(91,997)	(139,945)	(1,412,859)	(168,839)	(1,767,929)	(613,745)	(6,633,101)

Net increase (decrease) resulting from Portfolio share transactions	415,658	$4,069,746	(156,040)	$(1,530,242)	10,019	$101,013	(113,295)	$(1,144,105)	97,145	$1,017,865	(45,187)	$(504,132)

Annual Report	March 31, 2007	107

Notes to Financial Statements  (Cont.)

10. FEDERAL INCOME TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of March 31, 2007, the components of distributable taxable earnings are as follows (amounts in thousands):

	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(1)	Other Book-to-Tax Accounting Differences(2)	Accumulated Capital Losses(3)	Post-October Deferrals(4)
Asset-Backed Securities Portfolio	$0	$3,052	$0	$3,425	$0	$(4,760)	$(632)
Developing Local Markets Portfolio	0	6,205	1,374	5,145	(273)	0	0
Emerging Markets Portfolio	0	12,212	2,002	69,388	(3,199)	0	0
High Yield Portfolio	0	8,948	0	5,999	(1,149)	(9,364)	0
International Portfolio	0	169,162	0	(46,508)	(19,244)	(307,966)	(14,928)
Investment Grade Corporate Portfolio	0	5,733	0	38,623	0	(10,403)	0
Mortgage Portfolio	0	52,758	0	(23,066)	0	(126,137)	(12,770)
Municipal Sector Portfolio	3,802	1,606	0	11,271	0	0	0
Real Return Portfolio	0	4,951	0	(4,440)	(2,561)	(1,723)	(7,812)
Short-Term Portfolio	0	21,214	0	6,707	0	(19,750)	(339)
Short-Term Portfolio II	0	4,256	0	179	(155)	(2,176)	(411)
U.S. Government Sector Portfolio	0	24,818	0	25,640	(241)	(135,994)	(33,683)

(1) Adjusted for open wash sale loss deferrals and accelerated recognition of unrealized gain on certain futures, options and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain/loss on swap contracts.

(2) Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for straddle loss deferrals and distributions payable at fiscal year-end.

(3) Capital losses available to offset future net capital gains expire in varying amounts in the years shown below.

(4) Capital losses realized during the period November 1, 2006 through March 31, 2007 which the Portfolio elected to defer to the following taxable year pursuant to federal income tax regulations.

As of March 31, 2007, the Portfolios had accumulated capital losses expiring in the following years (amounts in thousands). The Portfolios will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

	Expiration of Accumulated Capital Losses

	2009	2010(5)	2011	2013	2014	2015
Asset-Backed Securities Portfolio	$0	$0	$0	$380	$370	$4,010
High Yield Portfolio	7,130	2,223	11	0	0	0
International Portfolio	0	0	0	0	0	307,966
Investment Grade Corporate Portfolio	0	0	0	0	0	10,403
Mortgage Portfolio	0	0	0	0	0	126,137
Real Return Portfolio	0	0	0	0	0	1,723
Short-Term Portfolio	0	0	0	8,847	5,661	5,242
Short-Term Portfolio II	0	0	0	0	2,057	119
U.S. Government Sector Portfolio	0	0	0	0	5,144	130,850

(5) Represents acquired capital losses for High Yield Portfolio which may be limited under current tax law.

108	PIMCO Funds	Private Account Portfolio Series

March 31, 2007

As of March 31, 2007, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(6)
Asset-Backed Securities Portfolio	$749,648	$3,428	$(2,911)	$517
Developing Local Markets Portfolio	343,829	623	(105)	518
Emerging Markets Portfolio	900,444	49,084	(413)	48,671
High Yield Portfolio	344,735	7,795	(1,754)	6,041
International Portfolio	2,310,160	20,050	(3,535)	16,515
Investment Grade Corporate Portfolio	1,089,558	46,963	(10,988)	35,975
Mortgage Portfolio	15,542,632	73,324	(120,095)	(46,771)
Municipal Sector Portfolio	353,652	13,457	(984)	12,473
Real Return Portfolio	1,310,776	6,585	(18,011)	(11,426)
Short-Term Portfolio	5,602,853	15,319	(4,323)	10,996
Short-Term Portfolio II	612,187	914	(323)	591
U.S. Government Sector Portfolio	8,273,721	40,588	(20,452)	20,136

(6) Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, interest only basis adjustments, and unamortized premium on convertible bonds for federal income tax purposes.

For the fiscal years ended March 31, 2007 and March 31, 2006, respectively, the Portfolios made the following tax basis distributions (amounts in thousands):

	March 31, 2007			March 31, 2006
	Tax-Exempt Income Distributions	Ordinary Income Distributions(7)	Long-Term Capital Gain Distributions	Tax-Exempt Income Distributions	Ordinary Income Distributions(7)	Long-Term Capital Gain Distributions
Asset-Backed Securities Portfolio	$0	$23,574	$0	$0	$11,161	$0
Developing Local Markets Portfolio	0	16,731	3,842	0	8,108	2,580
Emerging Markets Portfolio	0	60,038	48,547	0	133,939	11,525
High Yield Portfolio	0	20,770	0	0	22,452	0
International Portfolio	0	371,050	508	0	291,136	13,001
Investment Grade Corporate Portfolio	0	68,798	218	0	62,406	2,300
Mortgage Portfolio	0	675,006	0	0	464,781	0
Municipal Sector Portfolio	13,174	1,191	0	15,612	635	45
Real Return Portfolio	0	46,533	67	0	66,254	10,800
Short-Term Portfolio	0	102,134	0	0	75,700	0
Short-Term Portfolio II	0	25,009	0	0	31,394	0
U.S. Government Sector Portfolio	0	365,222	0	0	291,314	0

(7) Includes short-term capital gains, if any, distributed.

Annual Report	March 31, 2007	109

Notes to Financial Statements  (Cont.)

11. RESTATEMENT INFORMATION FOR THE MUNICIPAL SECTOR PORTFOLIO

Prior to the issuance of its March 31, 2007 financial statements, it was determined that the criteria for sale accounting in Statement of Financial Accounting Standards No. 140 had not been met for certain transfers of municipal bonds (see Note 2(m) for additional information) for the Municipal Sector Portfolio during the fiscal years ended March 31, 2006, 2005, 2004 and 2003, and that transfers should have been accounted for as secured borrowings rather than as sales. Accordingly, the Municipal Sector Portfolio has restated the Financial Highlights for the years ending March 31, 2006, 2005, 2004 and 2003 and the Statement of Changes in Net Assets for the year ended March 31, 2006 to give effect to recording the transfers of the municipal bonds as secured borrowings, including recording interest on the bonds as interest income and interest on the secured borrowings as interest expense in the Statement of Operations.

Financial Highlights:

	Year Ended 03/31/2006		Year Ended 03/31/2005		Year Ended 03/31/2004		Year Ended 03/31/2003
	Previously Reported	Restated	Previously Reported	Restated	Previously Reported	Restated	Previously Reported	Restated
Ratio of Net Expenses to Average Net Assets:	$0.05%	$0.90%	$0.05%	$0.38%	$0.05%	$0.22%	$0.05%	$0.47%
Portfolio Turnover:	97%	49%	87%	84%	136%	94%	372%	352%

Statement of Changes in Net Assets:

	Year Ended 03/31/2006
	Previously Reported	Restated
Net Investment Income:	$15,970	$16,040
Net Realized Gains (Losses):	(3,720)	(5,366)
Net Change in Unrealized Appreciation (Depreciation):	8,215	9,791

While the Statements of Assets and Liabilities as of March 31, 2006, 2005, 2004 and 2003 (not presented herein) have not been reissued to give effect to the restatement, the principal effects of the restatement would be to increase investments and payable for floating rate notes issued by corresponding amounts at each year, with no effect on previously reported net assets. The Statements of Operations for the years ended March 31, 2006, 2005, 2004 and 2003 (not presented herein) have not been reissued to give effect to the restatement, but the principal effects of the restatement would be to increase interest income and interest expense and fees by corresponding amounts each year, with no effect on the previously reported net increase in net assets resulting from operations.

110	PIMCO Funds	Private Account Portfolio Series

Report of Independent Registered Public Accounting Firm

To the Trustees and Institutional and Administrative Class Shareholders of the PIMCO Funds

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of the Asset-Backed Securities Portfolio, Developing Local Markets Portfolio, Emerging Markets Portfolio, High Yield Portfolio, International Portfolio, Investment Grade Corporate Portfolio, Mortgage Portfolio, Municipal Sector Portfolio, Real Return Portfolio, Short-Term Portfolio, Short-Term Portfolio II, and U.S. Government Sector Portfolio, twelve of the sixty-two Funds constituting the PIMCO Funds, (hereafter referred to as the “Portfolios”) at March 31, 2007, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years and the period then ended, and cash flows for Municipal Sector Portfolio and Asset-Backed Portfolio for the year then ended and the financial highlights of the Portfolios for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolios’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2007 by correspondence with the custodian and counterparties, provide a reasonable basis for our opinion.

As discussed in Note 11, the accompanying financial statements have been restated.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 24, 2007

Annual Report	March 31, 2007	111

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Trust’s fiscal year end (March 31, 2007) regarding the status of dividend received deduction, qualified dividend income, qualified interest income, and qualified short-term capital gain.

Dividend Received Deduction.  Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Portfolio’s dividend distribution that qualifies under tax law. The percentage of each Portfolio’s fiscal 2007 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income.  Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentages of ordinary dividends paid during the fiscal year ended March 31, 2007 are designated as “qualified dividend income”, as defined in the Act, subject to reduced tax rates.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only).  Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2007 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2007 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)	Qualified Short-Term Capital Gain (000s)
Asset-Backed Securities Portfolio	0.00%	0.00%	$24,641	$0
Developing Local Markets Portfolio	0.00%	0.00%	9,459	4,645
Emerging Markets Portfolio	0.00%	0.00%	16,465	491
High Yield Portfolio	0.11%	0.11%	20,824	0
International Portfolio	0.00%	0.00%	46,200	0
Investment Grade Corporate Portfolio	0.48%	0.48%	49,428	33
Mortgage Portfolio	0.00%	0.00%	655,928	367
Municipal Sector Portfolio	0.00%	0.00%	0	0
Real Return Portfolio	0.00%	0.00%	37,489	7,391
Short-Term Portfolio	0.00%	0.00%	107,573	0
Short-Term Portfolio II	0.03%	0.03%	23,486	0
U.S. Government Sector Portfolio	0.00%	0.00%	355,426	0

Exempt Interest Dividends.  For the benefit of shareholders of the Municipal Sector Portfolio, this is to inform you that 91.71% and 96.09% of the dividends paid by the Portfolio during its fiscal years ended March 31, 2007 and March 31, 2006, respectively, qualify as exempt-interest dividends.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2008 you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2007.

112	PIMCO Funds	Private Account Portfolio Series

Management of the Trust	(Unaudited)

The chart below identifies the Trustees and Officers of the Trust. Each “interested” Trustee as defined by the 1940 Act, is indicated by an asterisk (*). Unless otherwise indicated, the address of all persons below is 840 Newport Center Drive, Newport Beach, CA 92660.

The Funds’ Statement of Additional Information includes more information about the Trustees. To request a free copy, call PIMCO at 1-800-927-4648.

Trustees of the Trust

Name, Age and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Interested Trustees

Brent R. Harris* (47) Chairman of the Board and Trustee	02/1992 to Present	Managing Director and member of Executive Committee, PIMCO.	93	Chairman and Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Chairman and Trustee, PIMCO Variable Insurance Trust; Director and Vice President, StocksPLUS® Management Inc.; and member of Board of Governors and Executive Committee, Investment Company Institute.

R. Wesley Burns* (47) Trustee	11/1997 to Present	Consulting Managing Director, PIMCO. Formerly, Managing Director, PIMCO.	94	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; Chairman and Director, PIMCO Strategic Global Government Fund, Inc.; and Director PS Business Parks, Inc. (a Real Estate Investment Trust).

Independent Trustees

Marilyn A. Alexander (55) Trustee	10/2006 to Present	Independent Consultant, Alexander & Friedman, LLC (a consulting service for corporate/not-for-profit executives). Formerly, Senior Vice President and Chief Financial Officer of the Disneyland Resort, Walt Disney Company (an entertainment conglomerate).	93	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; Director, New Century Financial Corporation (mortgage banking); and Director, Breast Health Awareness Foundation. Formerly, Director, Equity Office Properties (a Real Estate Investment Trust).

E. Philip Cannon (66) Trustee	05/2000 to Present	Proprietor, Cannon & Company (an investment firm). Formerly, President, Houston Zoo (until 2005).	93	Director, PIMCO Commercial Mortgage Securities Trust, Inc. and Trustee, PIMCO Variable Insurance Trust. Formerly, Trustee, Allianz Funds (formerly, PIMCO Funds: Multi-Manager Series).

Vern O. Curtis (72) Trustee	02/1995 to Present	Private Investor.	93	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; and Director, PS Business Parks, Inc. (a Real Estate Investment Trust).

J. Michael Hagan (67) Trustee	05/2000 to Present	Private Investor and Business Adviser (primarily for manufacturing companies).	93	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; Director, Ameron International (manufacturing); and Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles). Formerly, Director, Remedy Temp (staffing).

William J. Popejoy (69) Trustee	07/1993 to 02/1995 and 08/1995 to Present	Private Investor.	93	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; and Trustee, PIMCO Variable Insurance Trust. Formerly, Director, New Century Financial Corporation (mortgage banking).

* Each of Mr. Harris and Mr. Burns is an “interested person” of the Trust (as the term is defined in the 1940 Act) because of his affiliations with PIMCO.

** Trustees serve until their successors are duly elected and qualified.

Annual Report	March 31, 2007	113

Management of the Trust (Cont.)	(Unaudited)

Executive Officers

Name, Age and Position Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past 5 Years

Ernest L. Schmider (49) President	05/2005 to Present	Managing Director, PIMCO.

David C. Flattum (42) Chief Legal Officer	11/2006 to Present	Executive Vice President and General Counsel, PIMCO. Formerly, Managing Director, Chief Operating Officer and General Counsel, Allianz Global Investors of America L.P. and Partner at Latham and Watkins LLP.

Jennifer E. Durham (36) Chief Compliance Officer	07/2004 to Present	Senior Vice President, PIMCO. Formerly, Vice President and Legal/Compliance Manager, PIMCO.

William H. Gross (63) Senior Vice President	04/1987 to Present	Managing Director and Chief Investment Officer, PIMCO.

Jeffrey M. Sargent (44) Senior Vice President	02/1993 to Present (since 02/1999 as Senior Vice President)	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

William S. Thompson, Jr. (61) Senior Vice President	11/1993 to Present (since 02/2003 as Senior Vice President)	Chief Executive Officer and Managing Director, PIMCO.

J. Stephen King, Jr. (44) Vice President - Senior Counsel	05/2005 to Present	Senior Vice President and Attorney, PIMCO. Formerly, Vice President, PIMCO; and Associate, Dechert LLP.

Henrik P. Larsen (37) Vice President	02/1999 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Michael J. Willemsen (47) Vice President	11/1988 to Present (since 02/2002 as Vice President)	Vice President, PIMCO.

Garlin G. Flynn (61) Secretary	08/1995 to Present	Senior Paralegal, PIMCO. Formerly, Paralegal and Specialist, PIMCO.

John P. Hardaway (49) Treasurer	08/1990 to Present	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

Erik C. Brown (39) Assistant Treasurer	02/2001 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Stacie D. Anctil (37) Assistant Treasurer	11/2003 to Present	Vice President, PIMCO. Formerly, Specialist, PIMCO.

*** The Officers of the Trust are re-appointed annually by the Board of Trustees.

114	PIMCO Funds	Private Account Portfolio Series

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

2187 Atlantic Street

Stamford, CT 06902

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services - Midwest

330 W. 9th Street

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, MO 64105

This report is submitted for the general information of the shareholders of the PIMCO Funds.

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer and principal financial officer. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the principal executive officer or principal financial officer during the period covered by this report.

A copy of the Code is included as an exhibit to this report.

Item 3.	Audit Committee Financial Expert.

(a) The Board of Directors has determined that Vern O. Curtis, who serves on the Board’s audit committee, qualifies as an “audit committee financial expert” as such term is defined in the instructions to this Item 3. The Board has also determined that Mr. Curtis is “independent” as such term is interpreted under this Item 3.

Item 4.	Principal Accountant Fees and Services.

(a)	Fiscal Year Ended	Audit Fees
	March 31, 2007	$2,081,832
	March 31, 2006	$1,877,849

(b)	Fiscal Year Ended	Audit-Related Fees(1)
	March 31, 2007	$80,600
	March 31, 2006	$157,400

(c)	Fiscal Year Ended	Tax Fees(2)
	March 31, 2007	$11,840
	March 31, 2006	$21,409

(d)	Fiscal Year Ended	All Other Fees(3)
	March 31, 2007	$ —
	March 31, 2006	$ —

	“Audit Fees” represents aggregate fees billed for each of the last two fiscal years for professional services rendered for the audit of the PIMCO Funds (the “Trust” or “Registrant”) annual financial statements for those fiscal years or services that are normally provided by the accountant in connection with statutory or regulatory filings or engagements for those fiscal years.

	“Audit-Related Fees” represents aggregate fees billed for each of the last two fiscal years for assurance and related services reasonably related to the performance of the audit of the Trust’s annual financial statements for those years.

	“Tax Fees” represents aggregate fees billed for each of the last two fiscal years for professional services related to tax compliance, tax advice and tax planning, including review of federal and state income tax returns, review of excise tax distribution requirements and preparation of excise tax returns.

	“All Other Fees” represents aggregate fees, if any, billed for other products and services rendered by the principal accountant to the Trust for the last two fiscal years.

	(1) Includes aggregate fees billed for review of the Registrant’s semi-annual reports to shareholders and additional Form N-1A filing review.

	(2) Includes aggregate fees billed for review of the Registrant’s tax returns and tax consulting services.

	(3) There were no “Other Fees” for the last two fiscal years.

(e)	Pre-approval policies and procedures

(1)	The Registrant’s Audit Committee has adopted pre-approval policies and procedures (the “Procedures”) to govern the Audit Committee’s pre-approval of (i) all audit services and permissible non-audit services to be provided to the Registrant by its independent accountant, and (ii) all permissible non-audit services to be provided by such independent accountant to the registrant’s investment adviser and to any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant (collectively, the “Service Affiliates”) if the services provided directly relate to the Registrant’s operations and financial reporting. In accordance with the Procedures, the Audit Committee is responsible for the engagement of the independent accountant to certify the Registrant’s financial statements for each fiscal year. With respect to the pre-approval of non-audit services provided to the Registrant and its Service Affiliates, the Procedures provide that the Audit Committee may annually pre-approve a list of types or categories of non-audit services that may be provided to the Registrant or its Service Affiliates, or the Audit Committee may pre-approve such services on a project-by-project basis as they arise. Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent accountant. The Procedures also permit the Audit Committee to delegate authority to one or more of its members to pre-approve any proposed non-audit services that have not been previously pre-approved by the Committee, subject to the ratification by the full Audit Committee no later than its next scheduled meeting.

(2)	With respect to the services described in paragraphs (b) through (d) of this Item 4, no amount was approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)
		Aggregate Non-Audit Fees Billed to Entity

	Entity	March 31, 2007	March 31, 2006
	PIMCO Funds	$92,440	$178,809
	Pacific Investment Management Company LLC (“PIMCO”)	$438,646	$505,142

	Totals	$531,086	$683,951

(h)	The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser that provides ongoing services to the Registrant’s which were not pre-approved (not requiring pre-approval) is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The audit committee is comprised of:

Marilyn A. Alexander;

E. Philip Cannon;

Vern O. Curtis;

J. Michael Hagan;

William J. Popejoy

Item 6.	Schedule of Investments.

Please note that the Registrant has included a summary schedule of portfolio securities of the Total Return Fund in its annual reports to shareholders, a copy of which is included under Item 1, for this reporting period. The Total Return Fund’s complete schedule of investments in securities of unaffiliated issuers as of the close of this period as set forth in Section 210.12-12 of Regulation S-X is set forth below:

PIMCO Funds

March 31, 2007

Complete Schedule of Investments

Schedule of Investments

Total Return Fund

March 31, 2007

	Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 0.3%
Biomet, Inc.
6.000% due 03/08/2008	$15,000	$14,941
CSC Holdings, Inc.
7.110% due 02/24/2013	35,793	35,961
7.120% due 03/29/2013	2,085	2,095
Ford Motor Co.
8.360% due 11/29/2013	32,918	33,071
Freeport-McMoRan Copper & Gold, Inc.
2.000% due 03/19/2014	32,100	32,224
General Motors Acceptance Corp.
7.725% due 11/17/2013	37,000	37,329
Georgia-Pacific Corp.
7.340% due 12/20/2012	43,517	43,793
7.364% due 12/20/2012	4,100	4,126
Metro-Goldwyn-Mayer, Inc.
8.600% due 04/08/2012	13,000	12,992
8.614% due 04/08/2012	5,000	5,010
NRG Energy, Inc.
7.350% due 09/30/2012	4,642	4,678
7.364% due 09/30/2012	17,877	18,018
Reynolds American, Inc.
7.104% due 05/11/2012	28,827	29,094
7.125% due 05/11/2012	22,044	22,249
7.125% due 05/31/2012	1,301	1,314
Yell Group PLC
7.320% due 02/10/2013	33,000	33,286

Total Bank Loan Obligations (Cost $328,800)		330,181

CORPORATE BONDS & NOTES 23.6%

Banking & Finance 17.7%

ABX Financing Co.
5.750% due 10/15/2016	10,000	10,066
AIG SunAmerica Global Financing X
6.900% due 03/15/2032	10,000	11,390
AIG-Fp Matched Funding Corp.
5.350% due 06/16/2008	100,000	100,069
Allstate Life Global Funding Trusts
5.390% due 03/23/2009	50,000	50,075
American Express Bank FSB
5.330% due 09/26/2008	27,800	27,814
American Express Centurion Bank
5.380% due 04/17/2009	89,100	89,113
5.480% due 12/17/2009	5,000	5,015
American Express Credit Corp.
5.320% due 06/12/2007	500	500
5.370% due 12/19/2008	10,000	10,005
5.380% due 03/02/2009	2,480	2,483
5.380% due 04/06/2009	20,300	20,323
American General Corp.
7.500% due 08/11/2010	250	269
American General Finance Corp.
2.750% due 06/15/2008	500	486
4.500% due 11/15/2007	8,946	8,910
5.408% due 06/27/2007	13,000	13,004
5.470% due 08/16/2007	35,715	35,735
5.478% due 06/27/2008	49,940	50,011
5.480% due 01/18/2008	23,150	23,174
American Honda Finance Corp.
5.400% due 03/09/2009	61,080	61,218
5.420% due 05/12/2009	94,600	94,637
American International Group, Inc.
5.050% due 10/01/2015	41,300	40,476
5.350% due 06/23/2008	70,500	70,506
5.370% due 06/16/2009	15,000	15,008
5.375% due 10/18/2011	1,000	1,012
5.400% due 01/29/2010	200,000	200,231
6.250% due 05/01/2036	100,000	105,323
Anadarko Finance Co.
6.750% due 05/01/2011	10,000	10,512
ANZ National International Ltd.
5.400% due 08/07/2009	45,000	44,999
Asian Development Bank
5.820% due 06/16/2028	1,100	1,171
ASIF Global Financing XXI
5.705% due 03/14/2008	35,000	35,065
ASIF Global Financing XXVIII
5.400% due 05/03/2007	80,700	80,708
Australia & New Zealand Banking Group Ltd.
5.420% due 02/18/2008	50,000	50,014
Bank of America Corp.
4.750% due 08/15/2013	500	486
5.356% due 03/24/2009	47,300	47,415
5.360% due 06/19/2009	9,300	9,314
5.360% due 09/25/2009	102,700	102,854
5.370% due 11/24/2008	40,200	40,206
5.370% due 11/06/2009	123,100	123,080
5.375% due 08/15/2011	8,000	8,099
5.510% due 02/17/2009	11,000	11,029
5.610% due 02/11/2009	20,000	20,081
5.620% due 10/14/2016	40,000	40,300
Bank of America N.A.
5.350% due 12/18/2008	98,100	98,059
5.360% due 07/25/2008	23,900	23,909
5.360% due 02/27/2009	229,600	229,712
6.000% due 10/15/2036	76,900	77,270
Bank of Ireland
5.360% due 12/19/2008	50,000	50,038
Bank One Corp.
2.625% due 06/30/2008	500	485
BankAmerica Corp.
6.625% due 10/15/2007	1,000	1,006
BBVA U.S. Senior S.A. Unipersonal
5.430% due 04/17/2009	200,000	200,294
Bear Stearns Cos., Inc.
2.875% due 07/02/2008	500	486
5.440% due 03/30/2009	201,700	202,115
5.450% due 08/21/2009	10,000	10,011
5.450% due 02/23/2010	200,000	200,092
5.489% due 01/07/2009	10,000	10,013
5.490% due 02/08/2008	27,350	27,395
5.510% due 04/29/2008	152,605	152,934
5.590% due 01/31/2011	50,000	50,110
5.610% due 09/09/2009	19,980	20,063
5.660% due 01/30/2009	201,500	202,474
7.625% due 12/07/2009	80	85
BFC Finance Corp.
7.375% due 12/01/2017	1,000	1,125
BNP Paribas
5.186% due 06/29/2049	300	288
Boeing Capital Corp.
7.375% due 09/27/2010	135	145
C5 Capital SPV Ltd.
6.196% due 12/01/2049	15,000	15,034
C10 Capital SPV Ltd.
6.722% due 12/01/2049	39,500	39,027
Calabash Re II Ltd.
16.255% due 01/08/2010	2,650	2,766
Capital One Financial Corp.
5.700% due 09/15/2011	10,000	10,111
Caterpillar Financial Services Corp.
3.625% due 11/15/2007	500	495
5.410% due 03/10/2009	28,560	28,584
5.420% due 05/18/2009	101,000	101,113
5.430% due 08/20/2007	12,138	12,144
Charter One Bank N.A.
5.410% due 04/24/2009	100,000	100,048
CIT Group, Inc.
5.420% due 12/19/2007	82,400	82,469
5.430% due 02/21/2008	25,000	25,034
5.450% due 06/08/2009	62,375	62,527
5.480% due 08/17/2009	12,000	12,014
5.500% due 11/30/2007	180	180
5.500% due 12/19/2008	20,000	20,044
5.510% due 08/15/2008	8,400	8,416
5.510% due 01/30/2009	226,275	226,666
5.570% due 05/23/2008	159,355	159,826
5.580% due 05/18/2007	7,090	7,093
5.580% due 09/20/2007	49,455	49,509
5.600% due 11/23/2007	58,936	59,019
CitiFinancial, Inc.
6.625% due 06/01/2015	10,000	10,754
Citigroup Funding, Inc.
5.330% due 12/08/2008	173,000	173,081
Citigroup Global Markets Holdings, Inc.
5.480% due 08/03/2009	39,980	40,084
Citigroup, Inc.
4.200% due 12/20/2007	110,800	109,954
5.100% due 09/29/2011	3,000	3,002
5.125% due 02/14/2011	4,600	4,611
5.380% due 12/28/2009	143,230	143,248
5.388% due 12/26/2008	49,830	49,869
5.400% due 01/30/2009	186,000	186,098
5.408% due 06/04/2007	3,800	3,801
5.410% due 05/02/2008	157,585	157,783
5.450% due 05/18/2011	100,000	100,173
5.480% due 06/09/2009	102,559	102,858
5.510% due 05/18/2010	182,550	183,153
6.125% due 08/25/2036	10,000	10,192
CNA Financial Corp.
5.850% due 12/15/2014	20,500	20,582
6.000% due 08/15/2011	25,000	25,551
Commonwealth Bank of Australia
5.360% due 06/08/2009	96,300	96,383
Countrywide Financial Corp.
6.250% due 05/15/2016	25,000	25,244
Countrywide Home Loans, Inc.
4.250% due 12/19/2007	205	203
Credit Suisse USA, Inc.
5.470% due 12/09/2008	26,380	26,421
Den Norske Bank ASA
5.440% due 03/10/2008	20,000	20,007
El Paso Performance-Linked Trust
7.750% due 07/15/2011	5,250	5,611
Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (a)	3,200	2,784
Export-Import Bank of China
4.875% due 07/21/2015	28,200	27,494

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2007

	Principal Amount (000s)	Value (000s)
Export-Import Bank of Korea
5.580% due 10/04/2011	$88,600	$88,704
FNBC 1993-A Pass-Through Trust
8.080% due 01/05/2018	221	252
Ford Motor Credit Co.
6.180% due 09/28/2007	28,830	28,833
6.625% due 06/16/2008	37,000	36,894
6.930% due 01/15/2010	20,300	19,999
7.250% due 10/25/2011	10,300	10,020
7.875% due 06/15/2010	62,528	62,804
Foundation Re II Ltd.
12.110% due 11/26/2010	40,850	41,589
GATX Financial Corp.
6.273% due 06/15/2011	10,355	10,694
General Electric Capital Corp.
3.250% due 06/15/2009	10,000	9,644
4.250% due 06/15/2012	1,450	1,394
5.370% due 03/12/2010	8,500	8,498
5.380% due 05/19/2008	6,000	6,005
5.380% due 12/12/2008	44,000	44,041
5.388% due 03/04/2008	32,965	33,003
5.390% due 08/22/2008	37,500	37,537
5.390% due 03/16/2009	124,100	124,150
5.400% due 01/05/2009	197,550	197,701
5.410% due 06/22/2007	1,400	1,400
5.410% due 05/19/2008	176,796	177,006
5.420% due 05/10/2010	129,600	129,696
5.420% due 10/06/2010	30,000	30,004
5.422% due 01/15/2008	4,700	4,705
5.430% due 01/20/2010	197,600	198,035
5.450% due 04/28/2011	49,970	50,021
5.455% due 06/15/2009	144,965	145,273
5.460% due 07/28/2008	4,005	4,012
5.460% due 04/30/2009	10,479	10,493
5.460% due 10/21/2010	150,450	150,802
5.475% due 12/15/2009	267,290	268,011
5.490% due 06/22/2009	29,760	29,842
5.500% due 04/28/2011	6,000	6,099
5.510% due 02/02/2009	102,768	103,029
5.560% due 01/08/2016	82,800	83,016
5.740% due 05/05/2026	29,950	29,950
6.125% due 02/22/2011	1,100	1,141
8.125% due 05/15/2012	250	283
8.310% due 04/13/2009	41,300	43,926
General Motors Acceptance Corp.
6.000% due 04/01/2011	15,000	14,601
6.310% due 07/16/2007	17,518	17,519
7.430% due 12/01/2021	817	825
Genworth Global Funding Trusts
5.415% due 02/10/2009	50,000	50,072
Glitnir Banki HF
5.800% due 01/21/2011	10,000	10,087
5.830% due 01/18/2012	20,000	20,155
GMAC LLC
6.000% due 12/15/2011	32,600	31,651
Goldman Sachs Group LP
6.060% due 02/09/2009	10,000	10,105
Goldman Sachs Group, Inc.
3.875% due 01/15/2009	420	412
4.750% due 07/15/2013	500	483
5.000% due 01/15/2011	10,000	9,938
5.250% due 10/15/2013	665	659
5.390% due 12/23/2008	102,900	102,901
5.400% due 03/30/2009	4,700	4,701
5.410% due 06/23/2009	36,000	36,038
5.430% due 12/23/2009	50,000	49,988
5.440% due 12/22/2008	209,375	209,703
5.440% due 06/23/2009	100,000	100,047
5.440% due 11/16/2009	32,480	32,511
5.450% due 11/10/2008	41,000	41,059
5.460% due 07/29/2008	244,670	245,039
5.485% due 10/05/2007	180,100	180,254
5.548% due 03/02/2010	68,584	68,851
5.650% due 06/28/2010	15,000	15,088
5.690% due 07/23/2009	15,570	15,660
5.700% due 09/01/2012	1,550	1,579
5.800% due 03/22/2016	10,000	10,029
6.000% due 12/31/2007 (m)	1,383	1,361
6.125% due 02/15/2033	20,000	20,053
6.875% due 01/15/2011	100	106
7.350% due 10/01/2009	150	158
HBOS Capital Funding LP
6.071% due 06/30/2049	10,000	10,202
HBOS PLC
5.920% due 09/29/2049	37,900	37,197
HBOS Treasury Services PLC
5.320% due 07/17/2008	25,100	25,120
5.400% due 07/17/2009	102,500	102,666
Health Care Property Investors, Inc.
5.950% due 09/15/2011	12,350	12,579
6.300% due 09/15/2016	13,000	13,350
HSBC Bank USA N.A.
5.420% due 09/21/2007	1,500	1,501
5.485% due 12/14/2009	9,700	9,731
HSBC Capital Funding LP
9.547% due 12/31/2049	43,400	48,835
10.176% due 12/29/2049	46,160	67,338
10.176% due 12/31/2049	20,000	29,244
HSBC Finance Capital Trust IX
5.911% due 11/30/2035	10,000	9,943
HSBC Finance Corp.
5.360% due 05/21/2008	96,900	96,965
5.390% due 08/10/2007	43,000	43,023
5.400% due 05/10/2007	16,000	16,001
5.420% due 10/21/2009	71,800	71,825
5.440% due 06/19/2009	158,250	158,583
5.485% due 09/15/2008	174,850	175,243
5.488% due 12/05/2008	73,500	73,692
5.500% due 05/09/2008	9,350	9,370
5.510% due 07/27/2007	10,000	10,008
5.610% due 05/10/2010	10,000	10,050
5.610% due 01/15/2014	15,000	14,973
5.640% due 11/16/2009	60,479	60,829
5.710% due 07/19/2012	28,000	28,167
5.790% due 06/01/2016	10,000	10,100
6.538% due 11/13/2007	7,500	7,535
7.000% due 05/15/2012	200	215
HSBC Holdings PLC
6.500% due 05/02/2036	191,500	203,078
7.500% due 07/15/2009	33,000	34,620
Infrastructure Finance Corp. Ltd. AID Bonds
5.378% due 03/26/2009	2,000	2,037
International Lease Finance Corp.
5.250% due 01/10/2013	15,000	14,987
5.350% due 03/01/2012	20,000	20,150
5.400% due 02/15/2012	20,000	20,276
5.580% due 05/24/2010	43,180	43,397
5.679% due 07/11/2011	50,000	50,418
5.700% due 04/20/2009	6,500	6,531
5.760% due 01/15/2010	34,630	34,884
Intesa Bank Overseas Ltd.
6.199% due 01/02/2008	2,800	2,815
iStar Financial, Inc.
5.150% due 03/01/2012	10,000	9,820
5.950% due 10/15/2013	10,000	10,136
Jenkins-Empire Associates
6.840% due 08/01/2008	575	567
John Deere Capital Corp.
4.500% due 08/22/2007	1,000	997
4.500% due 08/25/2008	5,100	5,052
5.400% due 09/01/2009	25,000	25,015
5.410% due 04/15/2008	114,360	114,443
5.410% due 07/15/2008	1,000	1,001
5.650% due 07/25/2011	9,000	9,184
JPMorgan & Co., Inc.
2.991% due 02/15/2012	600	622
JPMorgan Chase & Co.
4.500% due 01/15/2012	1,000	973
4.875% due 03/15/2014	500	487
5.400% due 12/22/2008	15,200	15,213
5.426% due 06/25/2010	1,300	1,300
5.430% due 01/25/2008	20,248	20,270
5.520% due 03/09/2009	10,000	10,035
5.539% due 10/02/2009	52,700	52,944
JPMorgan Mortgage Acquisition Corp.
6.550% due 09/15/2066	37,600	37,472
Kaupthing Bank HF
5.750% due 10/04/2011	30,000	30,279
Landsbanki Islands HF
6.060% due 08/25/2009	18,000	18,244
6.100% due 08/25/2011	10,000	10,272
Lehman Brothers Holdings, Inc.
5.370% due 11/24/2008	8,000	8,002
5.390% due 05/29/2008	59,600	59,652
5.400% due 12/23/2008	478,200	478,288
5.440% due 04/03/2009	166,080	166,202
5.450% due 10/22/2008	28,100	28,138
5.450% due 01/23/2009	108,600	108,694
5.460% due 11/16/2009	25,870	25,876
MBNA Capital B
6.160% due 02/01/2027	7,000	7,000
MBNA Corp.
5.790% due 05/05/2008	10,000	10,051
MBNA Europe Funding PLC
5.430% due 09/07/2007	11,500	11,506
Merrill Lynch & Co., Inc.
4.250% due 02/08/2010	2,000	1,953
5.380% due 12/22/2008	99,900	99,894
5.410% due 06/26/2009	5,000	5,001
5.430% due 06/16/2008	75,000	75,107
5.450% due 06/16/2008	86,655	86,798
5.450% due 08/22/2008	102,575	102,688
5.450% due 10/27/2008	82,000	82,097
5.450% due 01/30/2009	50,000	50,056
5.450% due 08/14/2009	16,450	16,458
5.485% due 07/27/2007	66,923	66,965
5.610% due 02/06/2009	78,400	78,691
5.820% due 06/30/2008	6,300	6,342
MetLife, Inc.
6.400% due 12/15/2036	69,800	68,375
Metropolitan Life Global Funding I
5.125% due 11/09/2011	4,325	4,330

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2007

	Principal Amount (000s)	Value (000s)
Morgan Stanley
3.625% due 04/01/2008	$500	$492
4.250% due 05/15/2010	2,500	2,444
4.750% due 04/01/2014	160	152
5.375% due 10/15/2015	500	493
5.390% due 04/25/2008	49,970	49,991
5.450% due 01/15/2010	49,700	49,718
5.470% due 02/09/2009	105,085	105,223
5.485% due 07/27/2007	38,370	38,387
5.485% due 11/09/2007	49,400	49,451
5.485% due 01/18/2008	308,647	308,992
5.600% due 01/22/2009	302,300	302,554
5.610% due 01/18/2011	600	602
5.625% due 01/09/2012	1,000	1,014
5.760% due 05/14/2008	85,800	86,038
5.810% due 10/18/2016	60,000	60,228
5.840% due 10/15/2015	10,000	10,062
6.750% due 04/15/2011	200	212
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	32,800	33,563
Mystic Re Ltd.
11.660% due 12/05/2008	4,250	4,293
14.360% due 12/05/2008	32,100	32,341
Natexis AMBS Co. LLC
8.440% due 12/29/2049	14,000	14,524
National Westminster Bank PLC
7.750% due 04/29/2049	10,353	10,453
Nationwide Health Properties, Inc.
6.500% due 07/15/2011	13,000	13,385
Nordea Bank Sweden AB
8.950% due 11/29/2049	28,000	30,339
ORIX Corp.
5.480% due 11/22/2011	20,000	20,105
Osiris Capital PLC
8.210% due 01/15/2010	12,600	12,638
Pemex Finance Ltd.
8.020% due 05/15/2007	217	217
Petroleum Export Ltd.
5.265% due 06/15/2011	28,546	28,068
Phoenix Quake Ltd.
7.810% due 07/03/2008	36,600	36,858
Phoenix Quake Wind I Ltd.
7.810% due 07/03/2008	36,600	36,763
Phoenix Quake Wind II Ltd.
8.860% due 07/03/2008	13,700	12,825
PMI Group, Inc.
6.000% due 09/15/2016	24,200	24,768
Popular North America, Inc.
5.760% due 04/06/2009	25,000	25,136
Premium Asset Trust
5.715% due 09/08/2007	34,900	34,959
Pricoa Global Funding I
5.420% due 09/12/2008	30,000	30,038
Prudential Financial, Inc.
5.490% due 06/13/2008	11,030	11,055
Rabobank Capital Funding II
5.260% due 12/31/2049	5,120	4,988
Rabobank Capital Funding Trust
5.254% due 12/29/2049	120	116
Rabobank Nederland
5.360% due 04/06/2009	7,650	7,657
5.380% due 01/15/2009	81,200	81,268
Racers, Series 1997
5.660% due 08/15/2007	4,500	4,500
Redwood Capital IX Ltd.
11.614% due 01/09/2008	23,000	23,232
12.114% due 01/09/2008	21,000	21,216
13.114% due 01/09/2008	5,000	5,051
Resona Bank Ltd.
5.850% due 09/29/2049	37,800	37,680
Royal Bank of Scotland Group PLC
5.350% due 12/21/2007	48,700	48,742
5.370% due 04/11/2008	200,000	200,229
5.410% due 07/21/2008	38,000	38,040
7.648% due 08/31/2049	10,195	11,833
9.118% due 03/31/2049	74,200	82,056
Santander U.S. Debt S.A. Unipersonal
5.358% due 11/20/2008	80,300	80,367
5.360% due 09/21/2007	1,200	1,201
5.408% due 11/20/2009	160,000	160,170
5.410% due 09/19/2008	107,680	107,878
5.420% due 10/21/2008	43,100	43,145
5.420% due 02/06/2009	92,600	92,767
Simon Property Group LP
4.600% due 06/15/2010	8,000	7,870
5.600% due 09/01/2011	5,000	5,083
SLM Corp.
5.440% due 01/25/2008	70,798	70,861
5.500% due 07/27/2009	173,590	173,715
5.555% due 03/15/2011	60,000	59,960
5.560% due 01/26/2009	115,250	115,569
5.570% due 07/25/2008	130,665	131,021
SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049	92,700	93,343
Sun Life Canada US Capital Trust
8.526% due 05/29/2049	550	575
Textron Financial Corp.
5.450% due 11/07/2008	16,500	16,524
TNK-BP Finance S.A.
6.125% due 03/20/2012	39,300	39,104
Toll Brothers Finance Corp.
5.950% due 09/15/2013	10,000	9,616
Toyota Motor Credit Corp.
4.250% due 03/15/2010	500	493
Travelers Property Casualty Corp.
5.000% due 03/15/2013	70	69
6.375% due 03/15/2033	33	35
TXU Eastern Funding Co.
6.450% due 05/15/2005 (a)	15,270	611
U.S. Bancorp
5.350% due 04/28/2009	50,000	50,036
UBS Preferred Funding Trust I
8.622% due 10/29/2049	58,900	65,153
UBS Preferred Funding Trust II
7.247% due 06/29/2049	8,000	8,597
UBS Preferred Funding Trust V
6.243% due 05/12/2049	20,000	20,684
UFJ Finance Aruba AEC
6.750% due 07/15/2013	4,700	5,069
Unicredit Luxembourg Finance S.A.
5.410% due 10/24/2008	98,900	98,960
USB Capital IX
6.189% due 04/15/2049	30,400	31,198
USB Realty Corp.
6.091% due 12/22/2049	38,000	38,258
Ventas Realty LP
8.750% due 05/01/2009	23,500	25,028
VTB Capital S.A. for Vneshtorgbank
5.960% due 08/01/2008	600	601
Wachovia Bank N.A.
5.338% due 06/27/2008	100,000	100,110
5.360% due 02/23/2009	250,000	249,902
5.390% due 03/23/2009	155,150	155,210
5.418% due 12/02/2010	125,000	125,078
5.420% due 05/25/2010	21,100	21,158
Wachovia Corp.
5.410% due 10/28/2008	81,945	82,042
5.410% due 12/01/2009	165,620	165,845
5.475% due 03/15/2011	36,600	36,679
5.510% due 06/01/2010	17,600	17,662
5.625% due 10/15/2016	71,600	72,042
Wells Fargo & Co.
5.370% due 03/10/2008	35,000	35,026
5.380% due 03/10/2008	37,646	37,673
5.410% due 03/23/2010	100,150	100,233
5.455% due 09/15/2009	329,749	330,542
5.460% due 01/12/2011	10,000	10,019
Wells Fargo Bank N.A.
4.750% due 02/09/2015	30,000	28,829
Wells Fargo Capital X
5.950% due 12/15/2036	10,000	9,667
Westpac Banking Corp.
5.280% due 06/06/2008	123,900	123,909
Williams Cos., Inc. Credit Linked Certificate Trust
6.750% due 04/15/2009	4,000	4,100
Wilmington Trust Corp.
10.500% due 07/01/2008 (m)	173	172
World Savings Bank FSB
5.395% due 09/14/2009	45,985	46,008
XL Capital Europe PLC
6.500% due 01/15/2012	10,000	10,481
Xstrata Finance Canada Ltd.
5.500% due 11/16/2011	11,250	11,325

		18,293,724

Industrials 4.3%

Albertson’s, Inc.
6.950% due 08/01/2009	4,000	4,131
America West Airlines, Inc.
6.870% due 01/02/2017	1,430	1,465
American Airlines, Inc.
6.978% due 10/01/2012	16,456	16,919
AmerisourceBergen Corp.
5.625% due 09/15/2012	10,000	10,071
AutoZone, Inc.
5.500% due 11/15/2015	10,000	9,815
Avon Products, Inc.
5.125% due 01/15/2011	10,000	9,990
Boston Scientific Corp.
6.000% due 06/15/2011	10,000	10,141
6.400% due 06/15/2016	10,000	10,044
BP Canada Finance Co.
3.625% due 01/15/2009	500	489
Browning-Ferris Industries, Inc.
6.375% due 01/15/2008	20,212	20,364
Caesars Entertainment, Inc.
7.500% due 09/01/2009	200	209
8.875% due 09/15/2008	35,719	37,326

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2007

	Principal Amount (000s)	Value (000s)
Canadian Natural Resources Ltd.
5.450% due 10/01/2012	$10,000	$10,055
5.700% due 05/15/2017	14,200	14,161
6.250% due 03/15/2038	20,000	19,634
6.500% due 02/15/2037	25,000	25,443
Cardinal Health, Inc.
5.800% due 10/15/2016	13,000	12,976
CBS Corp.
5.625% due 08/15/2012	15,000	15,062
Centex Corp.
6.500% due 05/01/2016	10,000	9,848
Chesapeake Energy Corp.
6.875% due 01/15/2016	5,000	5,088
Cisco Systems, Inc.
5.440% due 02/20/2009	73,800	73,947
Clorox Co.
5.480% due 12/14/2007	26,000	26,022
Coca-Cola Bottling Co. Consolidated
6.850% due 11/01/2007	500	503
CODELCO, Inc.
6.150% due 10/24/2036	23,100	23,702
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	300	343
Comcast Cable Communications, Inc.
7.125% due 06/15/2013	400	434
8.375% due 05/01/2007	17,050	17,089
Comcast Corp.
5.300% due 01/15/2014	26,500	26,179
5.660% due 07/14/2009	7,500	7,515
5.850% due 01/15/2010	420	428
5.875% due 02/15/2018	33,700	33,858
5.900% due 03/15/2016	15,000	15,286
6.450% due 03/15/2037	32,000	32,142
7.050% due 03/15/2033	125	135
ConocoPhillips
5.360% due 04/11/2007	2,800	2,800
ConocoPhillips Australia Funding Co.
5.460% due 04/09/2009	217,100	217,296
Constellation Brands, Inc.
8.000% due 02/15/2008	9,199	9,382
Continental Airlines, Inc.
6.503% due 06/15/2011	9,220	9,479
6.820% due 05/01/2018	5,389	5,621
7.056% due 09/15/2009	40,459	41,749
7.487% due 10/02/2010	1,215	1,283
7.707% due 10/02/2022	2,983	3,298
Cox Communications, Inc.
5.875% due 12/01/2016	20,500	20,694
5.905% due 12/14/2007	118,475	118,856
6.450% due 12/01/2036	15,000	15,147
CSC Holdings, Inc.
6.750% due 04/15/2012	12,000	11,970
7.250% due 07/15/2008	20,710	21,098
7.875% due 12/15/2007	21,248	21,540
CSX Corp.
6.750% due 03/15/2011	10,000	10,454
CVS Corp.
5.750% due 08/15/2011	16,000	16,310
DaimlerChrysler N.A. Holding Corp.
4.750% due 01/15/2008	9,720	9,676
4.875% due 06/15/2010	10,000	9,906
5.750% due 09/08/2011	25,000	25,423
5.770% due 03/13/2009	110,450	110,847
5.810% due 08/03/2009	10,000	10,047
5.820% due 09/10/2007	84,770	84,911
5.875% due 03/15/2011	20,000	20,401
5.890% due 10/31/2008	10,928	10,989
Dell, Inc.
6.550% due 04/15/2008	80	81
Dex Media East LLC
9.875% due 11/15/2009	1,100	1,152
E.I. Du Pont De Nemours & Co.
5.250% due 12/15/2016	10,000	9,854
EchoStar DBS Corp.
5.750% due 10/01/2008	147,934	148,489
El Paso Corp.
6.375% due 02/01/2009	30,230	30,797
6.500% due 06/01/2008	58,832	59,567
6.750% due 05/15/2009	34,820	35,821
6.950% due 12/15/2007	30,600	31,065
7.000% due 05/15/2011	12,000	12,660
7.420% due 02/15/2037	9,000	9,517
7.625% due 08/16/2007	16,250	16,437
7.625% due 09/01/2008	38,486	39,700
7.750% due 06/15/2010	16,500	17,655
7.750% due 01/15/2032	110,810	122,999
7.800% due 08/01/2031	17,975	19,952
7.875% due 06/15/2012	28,600	31,245
8.050% due 10/15/2030	12,000	13,680
9.625% due 05/15/2012	12,700	14,827
10.750% due 10/01/2010	24,700	28,714
El Paso Natural Gas Co.
8.375% due 06/15/2032	20,520	25,384
EnCana Corp.
6.300% due 11/01/2011	10,000	10,385
Enterprise Products Operating LP
4.000% due 10/15/2007	200	199
4.950% due 06/01/2010	50	50
Equistar Chemicals LP
10.125% due 09/01/2008	3,265	3,453
First Data Corp.
4.700% due 08/01/2013	500	471
Freeport-McMoRan Copper & Gold, Inc.
8.564% due 04/01/2015	20,900	22,023
Fresenius Medical Care Capital Trust
7.875% due 06/15/2011	5,000	5,275
Gannett Co., Inc.
5.750% due 06/01/2011	10,000	10,186
Gaz Capital for Gazprom
6.212% due 11/22/2016	37,600	37,713
General Electric Co.
5.380% due 12/09/2008	117,775	117,905
General Mills, Inc.
6.000% due 02/15/2012	10,000	10,354
General Motors Corp.
6.375% due 05/01/2008	5,675	5,640
Harrah’s Operating Co., Inc.
5.960% due 02/08/2008	1,400	1,403
7.125% due 06/01/2007	9,160	9,195
Hess Corp.
6.650% due 08/15/2011	200	211
Hewlett-Packard Co.
5.485% due 05/22/2009	100,000	100,144
Hilton Hotels Corp.
7.625% due 05/15/2008	6,304	6,462
Historic TW, Inc.
8.180% due 08/15/2007	180	182
HJ Heinz Co.
6.428% due 12/01/2008	39,300	39,995
HJ Heinz Finance Co.
6.000% due 03/15/2012	23,000	23,647
Home Depot, Inc.
4.625% due 08/15/2010	215	212
Honeywell International, Inc.
5.400% due 03/13/2009	48,600	48,666
International Business Machines Corp.
5.375% due 02/01/2009	100	101
JC Penney Corp., Inc.
8.000% due 03/01/2010	16,100	17,255
Johnson Controls, Inc.
5.500% due 01/15/2016	20,000	19,840
Kellogg Co.
6.600% due 04/01/2011	10,000	10,519
Kraft Foods, Inc.
5.625% due 11/01/2011	20,000	20,264
6.250% due 06/01/2012	10,000	10,402
Kroger Co.
5.500% due 02/01/2013	5,000	4,991
Lennar Corp.
5.950% due 10/17/2011	9,000	8,995
Loews Corp.
5.250% due 03/15/2016	30,000	29,464
Mandalay Resort Group
6.500% due 07/31/2009	7,500	7,622
9.500% due 08/01/2008	17,920	18,794
10.250% due 08/01/2007	18,754	19,082
Marathon Oil Corp.
5.375% due 06/01/2007	250	250
Marriott International, Inc.
4.625% due 06/15/2012	15,000	14,493
Masco Corp.
5.875% due 07/15/2012	5,000	5,071
7.125% due 08/15/2013	10,000	10,659
Mattel, Inc.
6.125% due 06/15/2011	10,000	10,234
May Department Stores Co.
4.800% due 07/15/2009	15,000	14,858
Maytag Corp.
5.000% due 05/15/2015	10,000	9,441
Mazda Manufacturing Corp.
10.500% due 07/01/2008 (m)	490	488
Mazda Motor Corp.
10.500% due 07/01/2008 (m)	54	54
MDC Holdings, Inc.
7.000% due 12/01/2012	10,000	10,407
MGM Mirage
9.750% due 06/01/2007	34,750	35,097
Miller Brewing Co.
5.500% due 08/15/2013	15,000	15,009
Mirage Resorts, Inc.
6.750% due 02/01/2008	41,000	41,410
Newell Rubbermaid, Inc.
4.000% due 05/01/2010	24,000	23,257
Norfolk Southern Corp.
6.750% due 02/15/2011	150	157
Northrop Grumman Space & Mission Systems Corp.
6.250% due 01/15/2010	5,000	5,092
Northwest Pipeline Corp.
6.625% due 12/01/2007	5,000	5,037
Omnicom Group, Inc.
5.900% due 04/15/2016	9,600	9,839

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2007

	Principal Amount (000s)	Value (000s)
ONEOK Partners LP
6.150% due 10/01/2016	$10,000	$10,242
Oracle Corp.
5.590% due 01/13/2009	137,050	137,259
Packaging Corp. of America
5.750% due 08/01/2013	10,000	9,887
Parker Hannifin Employee Stock Ownership Trust
6.340% due 07/15/2008	167	168
PC Financial Partnership
5.000% due 11/15/2014	10,000	9,651
Peabody Energy Corp.
7.375% due 11/01/2016	59,500	62,921
7.875% due 11/01/2026	30,000	32,400
Pemex Project Funding Master Trust
5.750% due 12/15/2015	27,490	27,579
6.625% due 06/15/2035	46,000	47,438
7.375% due 12/15/2014	22,380	24,775
7.875% due 02/01/2009	3,770	3,940
8.000% due 11/15/2011	100,650	111,470
8.625% due 02/01/2022	38,977	48,624
8.850% due 09/15/2007	1,800	1,829
9.125% due 10/13/2010	85	95
9.250% due 03/30/2018	2,000	2,539
9.375% due 12/02/2008	51,650	54,930
9.500% due 09/15/2027	31,000	42,098
Plains All American Pipeline LP
5.625% due 12/15/2013	10,000	10,009
Qwest Communications International, Inc.
7.500% due 11/01/2008	16,227	16,511
RadioShack Corp.
7.375% due 05/15/2011	10,000	10,462
Reed Elsevier Capital, Inc.
4.625% due 06/15/2012	5,000	4,836
Reynolds American, Inc.
6.500% due 06/01/2007	8,000	8,017
7.625% due 06/01/2016	5,000	5,344
Royal Caribbean Cruises Ltd.
6.750% due 03/15/2008	3,250	3,295
Ryder System, Inc.
5.950% due 05/02/2011	5,000	5,096
Ryland Group, Inc.
5.375% due 06/01/2008	2,500	2,497
SABMiller PLC
5.660% due 07/01/2009	25,000	25,052
Safeway, Inc.
5.698% due 03/27/2009	13,000	13,027
Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009	157,170	176,620
Sealed Air Corp.
6.950% due 05/15/2009	10,000	10,334
Service Corp. International
6.500% due 03/15/2008	8,000	8,080
7.700% due 04/15/2009	7,950	8,308
Siemens Financieringsmaatschappij NV
5.410% due 08/14/2009	91,200	91,277
Sonat, Inc.
6.750% due 10/01/2007	4,800	4,846
7.625% due 07/15/2011	23,220	25,049
Southern Natural Gas Co.
6.700% due 10/01/2007	5,144	5,199
Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007	5,500	5,504
Systems 2001 Asset Trust LLC
7.156% due 12/15/2011	19,239	19,963
Target Corp.
5.400% due 10/01/2008	200	201
Tennessee Gas Pipeline Co.
7.000% due 10/15/2028	14,800	15,920
Time Warner, Inc.
5.590% due 11/13/2009	90,678	90,885
5.875% due 11/15/2016	12,000	12,122
6.150% due 05/01/2007	6,100	6,102
6.500% due 11/15/2036	20,000	20,009
6.875% due 05/01/2012	350	373
7.625% due 04/15/2031	120	135
Transcontinental Gas Pipe Line Corp.
6.250% due 01/15/2008	9,000	9,068
Transocean, Inc.
5.548% due 09/05/2008	15,680	15,703
6.625% due 04/15/2011	5,330	5,558
Tyson Foods, Inc.
6.850% due 04/01/2016	19,200	20,012
United Airlines, Inc.
6.071% due 03/01/2013	3,839	3,865
6.201% due 03/01/2010	8,291	8,358
6.602% due 03/01/2015	5,264	5,340
8.030% due 07/01/2011 (a)	465	524
9.060% due 06/17/2015 (a)	3,822	277
9.200% due 03/22/2008 (a)	3,014	1,612
9.210% due 01/21/2017 (a)	9,043	904
10.020% due 03/22/2014 (a)	10,574	5,657
10.125% due 03/22/2015 (a)	13,336	7,401
10.360% due 11/13/2012 (a)	3,833	192
10.850% due 07/05/2014 (a)	34,111	1,279
10.850% due 02/19/2015 (a)	2,929	1,541
11.080% due 05/27/2024 (a)(m)	8,225	1,314
United Technologies Corp.
5.430% due 06/01/2009	107,000	107,155
United Telecom, Inc.
6.890% due 07/01/2008 (m)	700	699
Vale Overseas Ltd.
6.250% due 01/23/2017	39,800	40,754
6.875% due 11/21/2036	39,800	41,300
Viacom, Inc.
5.750% due 04/30/2011	47,450	48,144
Wal-Mart Stores, Inc.
5.250% due 09/01/2035	1,600	1,458
Walt Disney Co.
5.440% due 09/10/2009	43,990	44,079
Waste Management, Inc.
7.375% due 08/01/2010	100	106
WellPoint, Inc.
5.000% due 01/15/2011	11,000	10,954
6.375% due 01/15/2012	10,360	10,862
Whirlpool Corp.
6.125% due 06/15/2011	12,000	12,288
Williams Cos., Inc.
6.375% due 10/01/2010	14,200	14,466
Wyeth
5.500% due 03/15/2013	10,000	10,098
Xerox Corp.
6.100% due 12/18/2009	1,200	1,214
9.750% due 01/15/2009	17,850	19,232
Yum! Brands, Inc.
7.650% due 05/15/2008	3,000	3,072

		4,498,944

Utilities 1.6%
Alabama Power Co.
5.550% due 08/25/2009	17,000	17,056
American Electric Power Co., Inc.
4.709% due 08/16/2007	4,100	4,088
AT&T, Inc.
4.125% due 09/15/2009	250	245
4.214% due 06/05/2007	285,000	285,724
5.450% due 05/15/2008	71,100	71,171
5.460% due 02/05/2010	108,470	108,623
5.570% due 11/14/2008	16,400	16,457
BellSouth Corp.
4.200% due 09/15/2009	5,000	4,899
5.200% due 09/15/2014	35,000	34,459
5.460% due 08/15/2008	98,850	98,940
5.485% due 11/15/2007	24,598	24,619
British Telecommunications PLC
8.625% due 12/15/2010	200	223
9.125% due 12/15/2030	250	344
CenterPoint Energy, Inc.
5.875% due 06/01/2008	10,000	10,041
Cingular Wireless LLC
6.500% due 12/15/2011	80	84
Citizens Communications Co.
7.625% due 08/15/2008	11,500	11,902
CMS Energy Corp.
7.500% due 01/15/2009	24,800	25,575
8.900% due 07/15/2008	27,627	28,801
9.875% due 10/15/2007	16,000	16,420
Consolidated Edison, Inc.
3.625% due 08/01/2008	50	49
Deutsche Telekom International Finance BV
3.875% due 07/22/2008	29,459	28,964
5.530% due 03/23/2009	14,000	14,034
Dominion Resources, Inc.
5.200% due 01/15/2016	15,300	14,853
5.650% due 09/28/2007	600	600
5.700% due 09/17/2012	100	102
DPL, Inc.
8.000% due 03/31/2009	28,000	29,422
Edison Mission Energy
7.730% due 06/15/2009	15,000	15,600
Entergy Gulf States, Inc.
5.700% due 06/01/2015	50	49
5.760% due 12/01/2009	15,000	14,992
6.090% due 12/08/2008	24,140	24,211
Exelon Corp.
4.900% due 06/15/2015	10,000	9,360
6.750% due 05/01/2011	200	209
Florida Power Corp.
5.760% due 11/14/2008	7,900	7,903
France Telecom S.A.
7.750% due 03/01/2011	870	949
Georgia Power Co.
5.540% due 02/17/2009	14,550	14,590
IPALCO Enterprises, Inc.
8.625% due 11/14/2011	50,858	55,117
KT Corp.
4.875% due 07/15/2015	100	96
MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	43,600	43,653
Mission Energy Holdings International, Inc.
13.500% due 07/15/2008	12,179	13,336

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2007

	Principal Amount (000s)	Value (000s)
Mountain States Telephone & Telegraph Co.
6.000% due 08/01/2007	$2,070	$2,075
New Cingular Wireless Services, Inc.
8.125% due 05/01/2012	250	282
Nextel Communications, Inc.
7.375% due 08/01/2015	20,000	20,705
Niagara Mohawk Power Corp.
7.750% due 10/01/2008	125	129
NiSource Finance Corp.
5.930% due 11/23/2009	25,300	25,344
6.150% due 03/01/2013	12,000	12,372
Ohio Edison Co.
5.450% due 05/01/2015	350	349
Pacific Gas & Electric Co.
5.800% due 03/01/2037	13,000	12,577
PPL Energy Supply LLC
5.700% due 10/15/2015	5,000	4,925
Progress Energy, Inc.
5.810% due 01/15/2010	400	402
7.100% due 03/01/2011	23	25
PSEG Power LLC
5.000% due 04/01/2014	400	386
5.500% due 12/01/2015	8,000	7,905
6.950% due 06/01/2012	172	184
Public Service Enterprise Group, Inc.
5.725% due 09/21/2008	300	300
Qwest Capital Funding, Inc.
6.375% due 07/15/2008	30,250	30,552
7.250% due 02/15/2011	15,500	15,946
Qwest Corp.
5.625% due 11/15/2008	51,235	51,491
7.200% due 11/10/2026	2,150	2,188
7.500% due 10/01/2014	21,500	22,790
7.500% due 06/15/2023	6,850	6,996
7.625% due 06/15/2015	2,000	2,145
8.605% due 06/15/2013	2,800	3,066
8.875% due 03/15/2012	26,725	29,665
Ras Laffan Liquefied Natural Gas Co. Ltd. I
3.437% due 09/15/2009	30	30
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020	57,850	55,916
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	40,650	38,960
Scana Corp.
5.510% due 03/01/2008	24,621	24,668
SEMCO Energy, Inc.
7.125% due 05/15/2008	21,865	22,144
Southern California Edison Co.
5.415% due 12/13/2007	38,080	38,095
Southwestern Public Service Co.
6.000% due 10/01/2036	10,000	9,923
Sprint Capital Corp.
7.625% due 01/30/2011	420	452
8.375% due 03/15/2012	10,750	12,006
Sprint Nextel Corp.
6.000% due 12/01/2016	36,000	35,492
TXU Corp.
4.800% due 11/15/2009	15,000	14,810
TXU Energy Co. LLC
5.850% due 09/16/2008	15,500	15,505
7.000% due 03/15/2013	420	437
United Telephone Co. of the Northwest
6.890% due 07/01/2008 (m)	2,760	2,757
Verizon Global Funding Corp.
6.125% due 06/15/2007	150	150
7.250% due 12/01/2010	200	214
7.375% due 09/01/2012	200	220
Verizon New England, Inc.
6.500% due 09/15/2011	300	313
Verizon North, Inc.
5.604% due 01/01/2022	3,000	2,840
5.634% due 01/01/2021	3,000	2,834
Verizon Virginia, Inc.
4.625% due 03/15/2013	500	476
Vodafone Group PLC
5.640% due 02/27/2012	40,000	40,105

		1,618,906

Total Corporate Bonds & Notes (Cost $24,245,886)		24,411,574

MUNICIPAL BONDS & NOTES 0.5%

Alabama State General Obligation Bonds, Series 2002
5.220% due 09/01/2021	13,228	13,765
Austin, Texas Water & Wastewater Utilities Revenue Bonds, (AMBAC Insured), Series 2005
7.190% due 05/15/2035	1,955	2,237
Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Bonds, Series 2002
6.000% due 06/01/2017	1,000	1,078
6.375% due 06/01/2032	7,300	7,944
Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Notes, Series 2002
5.750% due 06/01/2011	8,515	9,013
Bastrop, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2005
5.000% due 02/15/2037	4,075	4,690
California State Department of Water Resources Revenue Bonds, Series 2000
6.130% due 12/01/2029	2,500	2,621
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.750% due 06/01/2029	3,000	3,171
6.125% due 06/01/2038	2,000	2,158
6.125% due 06/01/2043	2,000	2,148
Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1999
0.000% due 12/01/2028	21,000	7,959
Chicago, Illinois General Obligation Revenue Notes, (FSA Insured), Series 2006
6.405% due 01/01/2014	7,810	8,381
6.406% due 01/01/2014	8,310	9,027
Clark County, Nevada General Obligation Notes, (FGIC Insured), Series 2006
6.364% due 11/01/2013	2,830	3,050
Cook County, Illinois General Obligation Notes, (AMBAC Insured), Series 2006
6.345% due 11/15/2013	3,765	4,084
6.386% due 11/15/2013	6,680	7,277
Cypress-Fairbanks, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2006
6.365% due 02/15/2014	4,335	4,665
Detroit, Michigan School District General Obligation Bonds, (FGIC Q-SBLF Insured), Series 1998
4.750% due 05/01/2028	4,500	4,580
Frisco, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
0.000% due 08/15/2032	12,190	3,818
Frisco, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2003
0.000% due 08/15/2034	5,265	1,497
Gainesville, Florida Utilities Systems Revenue Bonds, (FSA Insured), Series 2005
6.440% due 10/01/2036	2,275	2,423
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
5.000% due 06/01/2021	2,025	2,031
6.250% due 06/01/2033	130,410	144,155
Houston, Texas Water & Sewer System Revenue Bonds, (FSA Insured), Series 1998
0.000% due 12/01/2028	8,720	3,354
Illinois State Educational Facilities Authority Revenue Bonds, Series 2005
5.000% due 07/01/2033	1,195	1,292
5.000% due 12/01/2033	5,000	5,430
Illinois State Metropolitan Pier & Exposition Authority Revenue Bonds, (MBIA Insured), Series 2002
0.000% due 12/15/2032	55,000	17,749
Indiana State Anderson School Building Corp. Revenue Bonds, (FSA State Aid Withholding Insured), Series 2006
4.750% due 01/15/2027	2,715	2,822
4.750% due 01/15/2028	2,000	2,077
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	60,695	60,697
Los Angeles, California Department of Water & Power Revenue Notes, (FSA insured), Series 2006
4.750% due 07/01/2036	5,900	6,360
Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039	18,745	20,121
Massachusetts State Water Resources Authority Revenue Bonds, (MBIA Insured), Series 2005
5.000% due 08/01/2034	5,000	5,621
Mercer County, New Jersey Improvement Authority Revenue Bonds, Series 2000
5.800% due 01/01/2018	2,458	2,919
Michigan State Grosse Pointe Public School System General Obligation Bonds, Series 2005
5.830% due 05/01/2027	5,455	6,053
Nevada State System of Higher Education Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 07/01/2030	3,335	3,960
Nevada State Truckee Meadows Water Authority Revenue Bonds, (MBIA Insured), Series 2005
5.000% due 07/01/2036	1,853	2,144
New Jersey State Transportation Trust Fund Authority Revenue Bonds, (FSA Insured), Series 2005
7.100% due 12/15/2016	500	630
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2000
7.090% due 11/01/2024	500	565
Northside, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2005
5.000% due 02/15/2035	4,022	4,354

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2007

	Principal Amount (000s)	Value (000s)
Pennsylvania State Higher Educational Facilities Authority Revenue Notes, Series 2006
4.750% due 07/15/2013	$6,375	$6,768
Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2032	7,000	7,485
South Carolina State Tobacco Settlement Revenue Management Authority Revenue Bonds, Series 2001
6.375% due 05/15/2028	3,400	3,645
Southbridge, Massachusetts Associates LLC Revenue Bonds, (MBIA Insured), Series 2000
7.590% due 02/01/2022 (m)	31,105	36,316
Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	15,800	16,063
University of Texas Permanent Fund Revenue Bonds, Series 2004
4.750% due 07/01/2030	46,210	47,316
Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2005
5.500% due 06/01/2026	1,050	1,114
5.625% due 06/01/2037	10,050	10,694
Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.625% due 06/01/2032	6,850	7,536
Wisconsin State Clean Water Revenue Bonds, Series 2002
6.270% due 06/01/2023	500	555

Total Municipal Bonds & Notes (Cost $488,597)		535,412

U.S. GOVERNMENT AGENCIES 46.9%

Fannie Mae
0.000% due 09/01/2007 - 08/25/2023 (c)	46	39
0.950% due 03/25/2009 (b)	1,179	10
1.000% due 09/25/2023	8	7
3.256% due 02/25/2023 (b)	431	9
3.848% due 10/01/2033	139,381	139,310
3.858% due 08/01/2033	62	61
4.000% due 02/25/2009 - 09/01/2020	3,526	3,338
4.195% due 10/01/2034	19,132	19,192
4.198% due 11/01/2034	5,311	5,326
4.241% due 03/01/2034	13,117	12,974
4.259% due 02/01/2035	19,808	19,856
4.366% due 10/01/2034	9,917	9,944
4.382% due 03/01/2034	21,548	21,400
4.402% due 10/01/2034	8,305	8,341
4.419% due 11/01/2034	5,382	5,341
4.426% due 12/01/2034	4,715	4,733
4.476% due 05/01/2035	63,568	63,197
4.484% due 09/01/2035	495	489
4.491% due 07/01/2035 - 08/01/2035	24,971	24,804
4.500% due 10/01/2010 - 12/01/2035	30,677	30,378
4.506% due 05/01/2035	11,711	11,697
4.547% due 06/01/2015	352	354
4.552% due 06/01/2035	6,874	6,874
4.620% due 05/01/2009	36	35
4.648% due 09/01/2035	5,199	5,242
4.653% due 02/01/2035	6,167	6,153
4.655% due 07/01/2033	57	57
4.664% due 11/01/2035	34,710	34,327
4.673% due 05/25/2035	46,500	46,122
4.674% due 11/01/2035	9,462	9,522
4.680% due 12/01/2012	375	369
4.682% due 02/01/2035 - 05/01/2035	49,260	48,952
4.696% due 06/01/2035	25,077	24,803
4.708% due 09/01/2035	29,631	29,536
4.712% due 12/01/2034	649	646
4.714% due 09/01/2035	21,373	21,349
4.735% due 11/01/2034	6,413	6,384
4.741% due 06/01/2035	5,908	5,830
4.760% due 08/01/2035	8,333	8,298
4.809% due 11/01/2035	21,407	21,352
4.811% due 09/01/2034	43,508	43,435
4.835% due 06/01/2035	369	368
4.865% due 01/01/2035	23,781	23,752
4.870% due 05/01/2013	132	130
4.886% due 01/01/2035	28,241	28,212
4.900% due 02/01/2035	13,465	13,480
4.922% due 07/01/2035	6,770	6,773
4.933% due 01/01/2035	30,499	30,485
4.990% due 06/01/2035	1,720	1,723
5.000% due 03/01/2009 - 09/25/2042	12,950,613	12,601,079
5.025% due 11/01/2022	22	22
5.110% due 07/01/2035	6,137	6,143
5.148% due 03/01/2023	474	485
5.325% due 09/01/2035	88	88
5.347% due 05/01/2014	131	134
5.375% due 01/01/2018 - 03/01/2023	285	290
5.400% due 02/01/2021	149	153
5.426% due 01/01/2036	133	134
5.430% due 06/01/2022	40	41
5.450% due 03/25/2036	32,045	32,126
5.470% due 08/25/2034	374	375
5.498% due 05/01/2023	414	422
5.500% due 05/01/2008 - 04/01/2037	25,417,361	25,195,024
5.500% due 01/01/2033 - 02/01/2035 (g)	579,331	574,765
5.516% due 12/01/2018 - 03/01/2023	1,392	1,401
5.532% due 09/01/2017	986	980
5.544% due 12/01/2033	2,616	2,644
5.571% due 09/01/2021	17	18
5.595% due 09/01/2024	257	262
5.596% due 03/01/2033	207	210
5.608% due 05/01/2021 - 02/01/2028	99	101
5.642% due 11/01/2024	2,940	2,992
5.652% due 10/01/2027	271	275
5.670% due 07/25/2021 - 05/25/2042	6,417	6,441
5.716% due 11/01/2019	201	201
5.720% due 04/18/2028 - 05/25/2031	1,038	1,044
5.730% due 06/01/2022	16	16
5.750% due 12/20/2027	1,687	1,666
5.770% due 10/18/2030 - 10/25/2030	1,834	1,852
5.801% due 09/01/2014	24	24
5.812% due 02/01/2020	68	69
5.816% due 02/01/2028	849	858
5.820% due 03/25/2017 - 08/25/2030	2,897	2,930
5.825% due 10/01/2020	35	35
5.870% due 02/01/2018	49	50
5.884% due 08/01/2022	1,541	1,584
5.890% due 07/01/2024	166	170
5.906% due 02/01/2012	77	80
5.913% due 12/01/2017	1,002	1,022
5.920% due 05/25/2030	921	930
5.930% due 02/01/2021	166	168
5.960% due 04/01/2018	193	197
5.970% due 07/01/2019 - 05/25/2030	937	945
5.971% due 09/01/2019	801	810
5.980% due 11/01/2011	176	182
5.995% due 09/01/2021	9	9
5.997% due 07/01/2019	97	98
6.000% due 02/01/2009 - 05/01/2037	5,053,930	5,093,597
6.053% due 01/01/2021	23	22
6.070% due 12/01/2017	6	6
6.080% due 07/01/2032	145	147
6.090% due 12/01/2008	44	44
6.130% due 04/01/2009	106	107
6.133% due 07/01/2042 - 10/01/2044	83,547	84,726
6.134% due 12/01/2044	13,985	14,065
6.150% due 05/01/2030	18	18
6.183% due 09/01/2041	91	92
6.197% due 09/01/2034	1,244	1,259
6.215% due 12/01/2008	53	53
6.218% due 10/01/2019	448	448
6.220% due 04/25/2032	77	79
6.250% due 01/25/2008 - 02/25/2029	8,262	8,299
6.290% due 02/25/2029	500	528
6.296% due 08/01/2027	141	143
6.300% due 10/17/2038	21,348	22,361
6.310% due 03/01/2008	83	83
6.320% due 10/01/2013	3,949	4,087
6.331% due 07/01/2021	47	47
6.333% due 10/01/2030 - 10/01/2040	8,262	8,438
6.351% due 12/01/2036	680	689
6.370% due 02/25/2013	1,332	1,329
6.390% due 05/25/2036	34,201	35,627
6.421% due 02/01/2022	210	211
6.477% due 05/01/2023	223	225
6.480% due 01/01/2011	96	100
6.500% due 06/01/2008 - 06/25/2044	241,915	249,583
6.500% due 09/25/2008 - 10/25/2022 (b)	33	2
6.540% due 12/01/2007	96	96
6.555% due 05/01/2017	2	2
6.558% due 04/01/2027	50	50
6.652% due 04/01/2027	9	9
6.670% due 03/01/2019	1,070	1,079
6.676% due 08/01/2027	1,876	1,868
6.722% due 08/01/2025	1,284	1,324
6.723% due 11/01/2025	84	85
6.730% due 11/01/2007	978	976
6.738% due 12/01/2020	865	873
6.744% due 04/01/2027	88	89

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2007

	Principal Amount (000s)	Value (000s)
6.750% due 10/25/2023	$427	$442
6.764% due 01/01/2020	992	991
6.795% due 11/01/2023	66	66
6.807% due 10/01/2024	50	51
6.827% due 02/01/2020	10	10
6.836% due 06/01/2023	176	177
6.850% due 11/01/2021	81	83
6.862% due 06/01/2024	83	84
6.877% due 09/01/2022	185	187
6.900% due 05/25/2023	76	79
6.925% due 07/01/2024	817	828
6.936% due 11/01/2025	712	716
6.958% due 05/01/2025	384	392
6.993% due 08/01/2026	187	190
6.997% due 09/01/2022	77	78
7.000% due 11/01/2007 - 01/25/2048	21,309	22,128
7.002% due 11/01/2025	201	203
7.035% due 08/01/2027	2,484	2,505
7.045% due 09/01/2024	150	152
7.057% due 07/01/2026	39	39
7.065% due 12/01/2023	221	224
7.071% due 05/01/2024	158	162
7.087% due 11/01/2025	290	293
7.095% due 05/01/2022	26	26
7.100% due 01/01/2026	161	163
7.110% due 10/01/2009	465	481
7.124% due 03/01/2025 - 04/01/2027	1,171	1,190
7.140% due 09/01/2029	12	12
7.159% due 05/01/2026	65	66
7.162% due 09/25/2008	168	170
7.175% due 08/01/2031	134	136
7.181% due 12/01/2022	45	45
7.190% due 11/01/2023	159	161
7.199% due 02/01/2027	472	479
7.200% due 05/01/2021 - 01/01/2024	444	453
7.220% due 06/01/2025	149	150
7.222% due 04/01/2026 - 10/01/2027	283	287
7.226% due 10/01/2024	166	168
7.239% due 01/01/2024	77	78
7.240% due 02/01/2026	78	79
7.250% due 01/01/2008 - 01/01/2023	1,330	1,364
7.254% due 12/01/2010	77	82
7.273% due 11/01/2025	42	43
7.305% due 06/01/2007	5	5
7.316% due 12/01/2025	379	384
7.328% due 06/01/2007	115	115
7.329% due 06/01/2025	881	894
7.350% due 09/01/2025	36	37
7.355% due 12/01/2025	322	325
7.375% due 05/25/2022	1,495	1,576
7.376% due 02/01/2028	77	78
7.407% due 06/01/2030	435	448
7.411% due 09/01/2023	256	260
7.460% due 11/01/2023 - 08/01/2029	3,730	4,132
7.500% due 11/01/2010 - 07/25/2041	6,467	7,049
7.504% due 12/01/2023	140	143
7.508% due 04/01/2024	456	466
7.519% due 12/01/2027	660	665
7.548% due 10/01/2023	29	30
7.550% due 08/01/2023	115	117
7.600% due 12/01/2026	13	14
7.625% due 11/01/2026	40	41
7.698% due 08/01/2027	37	38
7.731% due 10/01/2024	7	8
7.738% due 05/01/2027	104	105
7.750% due 06/01/2009 - 01/25/2022	2,387	2,512
7.780% due 01/01/2018	2,087	2,403
7.783% due 10/01/2026	12	12
7.800% due 10/25/2022	324	344
7.920% due 03/01/2018	2,581	3,001
7.980% due 05/01/2030	6,273	6,700
7.991% due 02/01/2033	5	5
8.000% due 12/01/2007 - 06/01/2032	5,797	6,153
8.000% due 08/18/2027 (b)	14	3
8.060% due 04/01/2030	1,745	1,886
8.080% due 04/01/2030	958	1,036
8.250% due 10/01/2008 - 02/01/2017	16	16
8.490% due 06/01/2025	899	982
8.500% due 09/01/2007 - 10/01/2032	4,478	4,807
8.750% due 01/25/2021	314	336
9.000% due 07/01/2009 - 12/01/2027	2,078	2,244
9.250% due 04/25/2018	29	31
9.300% due 05/25/2018 - 08/25/2019	88	96
9.500% due 11/01/2009 - 07/01/2022	1,448	1,577
9.609% due 09/25/2028	898	942
9.750% due 11/01/2008	1	1
10.000% due 08/01/2009 - 05/01/2022	185	203
10.500% due 11/01/2013 - 04/01/2022	70	75
11.000% due 11/01/2013 - 11/01/2020	215	239
11.500% due 08/20/2016 - 11/01/2019	9	10
12.000% due 05/01/2016	1	1
12.500% due 10/01/2015	4	5
13.250% due 09/01/2011	3	3
14.750% due 08/01/2012	27	31
15.000% due 10/15/2012	50	57
15.500% due 10/01/2012 - 12/01/2012	4	5
15.750% due 12/01/2011 - 08/01/2012	18	20
16.000% due 09/01/2012	30	35
903.212% due 08/25/2021 (b)	0	10
1000.000% due 04/25/2022 (b)	0	6
1122.425% due 09/25/2008 (b)	0	2
Farmer Mac
7.953% due 01/25/2012	502	506
Federal Home Loan Bank
5.500% due 03/02/2009	198,600	198,600
Federal Housing Administration
2.900% due 05/01/2008	16	16
6.780% due 07/25/2040	7,323	7,313
6.875% due 11/01/2015	2,082	2,093
6.880% due 02/01/2041	11,122	11,176
6.896% due 07/01/2020	11,204	11,263
6.900% due 12/01/2040	22,074	22,126
6.960% due 05/01/2016	4,775	4,792
6.997% due 09/01/2019	113	113
7.110% due 05/01/2019	1,954	1,961
7.310% due 06/01/2041	22,938	22,638
7.315% due 08/01/2019	5,421	5,463
7.350% due 04/01/2019 - 11/01/2020	648	653
7.375% due 02/01/2018	167	169
7.400% due 01/25/2020 - 02/01/2021	4,220	4,260
7.430% due 10/01/2018 - 06/01/2024	15,911	16,063
7.450% due 05/01/2021	2,478	2,502
7.460% due 01/01/2023	247	249
7.465% due 11/01/2019	4,694	4,739
7.500% due 03/01/2032	3,184	3,219
7.580% due 12/01/2040	7,209	7,271
7.630% due 08/01/2041	17,299	17,439
7.780% due 11/01/2040	7,210	7,299
8.250% due 01/01/2041	4,609	4,677
8.375% due 02/01/2012	162	165
Freddie Mac
3.500% due 10/01/2018 - 07/15/2032	4,508	4,409
3.805% due 10/29/2008	21,000	20,658
4.000% due 05/01/2011 - 12/15/2024	108,871	107,662
4.125% due 09/15/2007 (b)	37	0
4.250% due 03/15/2017 - 04/15/2023	23,991	23,788
4.500% due 11/01/2008 - 05/01/2034	39,155	38,742
4.548% due 08/01/2035	1,679	1,678
4.555% due 01/01/2034	14,902	14,859
4.569% due 12/01/2026	1,042	1,041
4.587% due 09/01/2035	24,177	24,138
4.645% due 07/01/2035	27,151	27,159
4.711% due 06/01/2035	6,904	6,804
4.789% due 03/01/2035	6,392	6,390
4.842% due 11/01/2035	40,259	40,070
4.845% due 10/01/2035	46,578	46,385
4.858% due 02/15/2008 (b)	9	0
4.902% due 10/01/2035	30,245	30,126
4.904% due 10/01/2035	41,177	41,021
4.914% due 11/01/2034	277	277
4.918% due 07/01/2035	76	76
4.946% due 11/01/2035	29,610	29,519
4.992% due 12/01/2019	5	5
5.000% due 05/01/2007 - 09/01/2035	383,660	380,340
5.128% due 05/01/2035	47,508	47,712
5.132% due 05/01/2023	16	16
5.216% due 01/01/2022	108	108
5.500% due 10/01/2008 - 04/01/2037	306,575	303,485
5.520% due 11/15/2024	2,737	2,724
5.527% due 03/01/2022	1,661	1,701
5.530% due 02/01/2019	52	53
5.550% due 10/25/2023	237	238
5.580% due 08/25/2031	291	293

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2007

	Principal Amount (000s)	Value (000s)
5.670% due 03/15/2025 - 06/15/2031	$13,105	$13,143
5.690% due 03/01/2021	1,290	1,296
5.696% due 10/01/2020	11	11
5.697% due 10/01/2020 - 07/01/2032	277	280
5.704% due 02/01/2019	314	316
5.720% due 06/15/2018 - 06/15/2031	1,064	1,069
5.728% due 05/01/2020	20	20
5.748% due 05/01/2018	368	371
5.757% due 08/15/2032	6,236	6,249
5.768% due 12/01/2018	467	471
5.770% due 11/15/2030 - 12/15/2031	47	47
5.806% due 05/01/2021	1,599	1,612
5.820% due 09/15/2030 - 01/15/2032	300	301
5.875% due 09/01/2018	102	103
5.929% due 05/01/2018	346	348
5.950% due 06/15/2028	38,576	38,266
5.980% due 02/01/2021	7	7
6.000% due 02/15/2008 - 04/01/2037	618,244	624,576
6.012% due 01/01/2021	48	48
6.039% due 07/01/2019	9	9
6.065% due 10/01/2022	49	50
6.125% due 04/01/2017	8	8
6.133% due 10/25/2044 - 02/25/2045	54,542	54,883
6.143% due 09/01/2023	31	31
6.144% due 05/01/2020	79	80
6.200% due 12/15/2008	619	620
6.250% due 04/15/2023 - 12/15/2028	5,167	5,225
6.320% due 05/25/2043	18,165	18,522
6.333% due 07/25/2044	4,101	4,147
6.375% due 06/01/2017	4	4
6.400% due 10/15/2008 (b)	1	0
6.500% due 04/01/2008 - 07/25/2043	445,799	458,071
6.500% due 11/15/2008 - 09/15/2023 (b)	95	3
6.637% due 06/01/2022	33	33
6.661% due 04/01/2025	192	195
6.690% due 02/01/2023	168	171
6.700% due 10/25/2023	1,185	1,209
6.750% due 12/01/2016	215	217
6.824% due 12/01/2022	31	31
6.854% due 06/01/2022	475	483
6.855% due 06/01/2022	205	208
6.936% due 05/01/2023	137	140
6.947% due 09/01/2023	741	761
6.950% due 07/15/2021 - 08/15/2021	57	56
6.972% due 05/01/2023	104	106
6.974% due 02/01/2026	428	436
6.984% due 07/01/2023	92	95
6.985% due 07/01/2022	111	113
6.997% due 08/01/2023	1	1
7.000% due 12/01/2007 - 10/25/2043	59,224	60,996
7.000% due 08/15/2008 - 09/15/2023 (b)	91	6
7.019% due 02/01/2025	33	34
7.030% due 01/01/2019	61	62
7.031% due 08/01/2023	731	747
7.039% due 07/01/2020	171	172
7.058% due 10/01/2024	344	351
7.067% due 09/01/2028	5	5
7.075% due 01/01/2019 - 06/01/2024	476	480
7.080% due 04/01/2024	1,004	1,014
7.092% due 10/01/2026	532	539
7.094% due 06/01/2024	675	683
7.095% due 11/01/2020	92	93
7.101% due 07/01/2027	17	17
7.105% due 05/01/2018	61	61
7.111% due 08/01/2023	105	107
7.144% due 08/01/2023 - 07/01/2024	1,605	1,625
7.155% due 11/01/2028	1,219	1,235
7.157% due 07/01/2023	249	251
7.158% due 11/01/2026	558	564
7.188% due 07/01/2030	1,221	1,247
7.211% due 08/01/2023	148	149
7.225% due 07/01/2025	958	968
7.240% due 01/01/2024	94	96
7.259% due 06/01/2021	588	596
7.266% due 09/01/2027	107	107
7.277% due 11/01/2023	257	259
7.292% due 04/01/2029	213	216
7.322% due 09/01/2023 - 01/01/2024	280	282
7.338% due 04/01/2023	18	18
7.361% due 09/01/2023	153	154
7.369% due 09/01/2023	385	390
7.376% due 08/01/2023	55	56
7.388% due 12/01/2023	256	260
7.393% due 11/01/2023	11	11
7.408% due 03/01/2024	326	328
7.409% due 10/01/2023	250	252
7.412% due 01/01/2028	41	41
7.432% due 10/01/2023	134	135
7.436% due 10/01/2023	228	232
7.437% due 07/01/2019	313	320
7.480% due 10/01/2023	303	307
7.500% due 05/01/2007 - 07/01/2032	22,803	23,752
7.581% due 06/01/2020	97	100
7.645% due 05/01/2025	5,941	6,398
7.710% due 10/01/2023	151	152
7.750% due 10/01/2011	1	1
8.000% due 12/01/2007 - 09/15/2024	6,575	6,675
8.250% due 12/01/2007 - 06/15/2022	329	329
8.500% due 02/01/2008 - 06/01/2030	3,718	3,758
8.750% due 04/01/2009 - 12/15/2020	165	165
8.900% due 11/15/2020	1,312	1,308
9.000% due 04/01/2009 - 07/01/2030	860	877
9.000% due 05/01/2022 (b)	8	2
9.250% due 10/01/2009 - 07/01/2017	4	4
9.500% due 09/01/2016 - 12/01/2022	861	907
9.750% due 11/01/2008 - 05/01/2009	1	1
10.000% due 11/01/2011 - 03/01/2021	88	95
10.100% due 09/01/2016	113	125
10.250% due 04/01/2009 - 07/01/2009	60	63
10.500% due 10/01/2017 - 01/01/2021	29	32
10.750% due 09/01/2009 - 12/01/2015	10	10
11.000% due 06/01/2011 - 05/01/2020	61	67
11.250% due 10/01/2009 - 09/01/2015	4	5
11.500% due 01/01/2018	5	5
12.500% due 12/01/2012	2	2
13.250% due 10/01/2013	56	64
14.000% due 04/01/2016	3	4
15.500% due 08/01/2011 - 11/01/2011	2	3
16.250% due 05/01/2011	0	1
884.500% due 01/15/2021 (b)	0	0
1007.500% due 02/15/2022 (b)	0	0
Ginnie Mae
4.500% due 11/16/2028 - 07/15/2033	9,548	9,292
4.750% due 02/20/2032	2,342	2,349
5.000% due 02/20/2031 - 08/16/2033	3,036	3,008
5.125% due 02/20/2016	37	37
5.250% due 01/20/2028 - 03/20/2030	10,878	10,962
5.375% due 02/20/2017 - 05/20/2030	88,285	89,281
5.500% due 07/20/2028 - 11/15/2033	6,461	6,520
5.625% due 02/20/2018 - 03/20/2018	70	71
5.650% due 10/15/2012	5	5
5.720% due 06/20/2030 - 03/16/2032	416	418
5.750% due 08/20/2020 - 09/20/2027	42,329	42,801
5.770% due 10/16/2030	1,136	1,145
5.820% due 02/16/2030 - 04/16/2032	4,879	4,926
5.870% due 12/16/2025	150	152
5.875% due 04/20/2023	45	46
5.920% due 02/16/2030	3,303	3,346
5.970% due 02/16/2030	1,514	1,535
6.000% due 10/15/2008 - 04/01/2037	119,474	121,486
6.125% due 12/20/2015 - 12/20/2029	37,781	38,269
6.500% due 10/15/2008 - 07/15/2040	74,533	76,722
6.670% due 08/15/2040	924	944
6.750% due 06/20/2028 - 10/16/2040	42,629	44,104
7.000% due 11/15/2007 - 11/15/2032	9,890	10,275

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2007

	Principal Amount (000s)	Value (000s)
7.250% due 07/16/2028	$5	$5
7.500% due 06/15/2007 - 05/15/2032	10,758	11,049
7.700% due 03/15/2041	6,572	6,964
7.750% due 12/20/2020 - 08/20/2025	30	32
8.000% due 10/20/2007 - 09/15/2031	1,321	1,399
8.250% due 04/15/2008 - 04/15/2020	148	157
8.300% due 06/15/2019	23	25
8.500% due 09/15/2009 - 04/15/2031	772	828
9.000% due 09/15/2008 - 08/15/2030	1,095	1,175
9.250% due 12/20/2016	3	3
9.500% due 11/15/2008 - 07/15/2025	701	760
10.000% due 11/15/2009 - 02/15/2025	620	690
10.250% due 02/20/2019	10	11
10.500% due 12/15/2015 - 09/15/2021	130	145
11.000% due 04/15/2010 - 04/20/2019	27	30
11.500% due 04/15/2013 - 10/15/2015	18	21
12.000% due 11/15/2012 - 05/15/2016	102	115
13.000% due 12/15/2012	6	6
13.500% due 10/15/2012 - 09/15/2014	30	34
15.000% due 08/15/2011 - 11/15/2012	47	54
16.000% due 11/15/2011 - 05/15/2012	55	63
17.000% due 11/15/2011 - 12/15/2011	17	20
Small Business Administration
3.870% due 01/01/2014	1,485	1,442
4.340% due 03/01/2024	283	271
4.504% due 02/01/2014	129	126
4.524% due 02/10/2013	16,834	16,369
4.980% due 11/01/2023	11,089	11,039
5.130% due 09/01/2023	7,220	7,237
5.340% due 11/01/2021	9,426	9,554
6.030% due 02/01/2012	12,669	13,026
6.340% due 03/01/2021	15,980	16,601
6.344% due 08/01/2011	1,750	1,811
6.640% due 02/01/2011	3,826	3,978
6.700% due 12/01/2016	5,088	5,258
6.900% due 12/01/2020	4,820	5,070
6.950% due 11/01/2016	1,243	1,289
7.150% due 03/01/2017	2,248	2,343
7.190% due 12/01/2019	193	203
7.449% due 08/01/2010	11,830	12,365
7.452% due 09/01/2010	2,580	2,713
7.500% due 04/01/2017	1,365	1,428
7.540% due 08/10/2009	9,717	10,073
7.630% due 06/01/2020	8,406	8,963
7.640% due 03/01/2010	4,553	4,792
7.700% due 07/01/2016	143	150
8.017% due 02/10/2010	11,566	12,208
Vendee Mortgage Trust
0.450% due 06/15/2023 (b)	27,958	416
6.500% due 09/15/2024	21,522	22,024
6.820% due 01/15/2030	2,835	2,941

Total U.S. Government Agencies (Cost $48,642,421)		48,445,877

U.S. TREASURY OBLIGATIONS 1.2%

Treasury Inflation Protected Securities (e)
0.875% due 04/15/2010	12,607	12,194
2.000% due 01/15/2026	39,872	37,906
2.375% due 04/15/2011	1,326	1,343
2.375% due 01/15/2017	201	204
2.375% due 01/15/2025	567,955	571,815
3.625% due 04/15/2028	302,519	368,329
U.S. Treasury Bonds
4.750% due 02/15/2037	43,800	43,129
6.000% due 02/15/2026	16,300	18,428
6.625% due 02/15/2027	163,400	198,250
U.S. Treasury Notes
3.375% due 02/15/2008	400	395
3.625% due 04/30/2007	168	168
4.375% due 01/31/2008	2,900	2,887
4.750% due 12/31/2008	14,900	14,924

Total U.S. Treasury Obligations (Cost $1,318,905)		1,269,972

MORTGAGE-BACKED SECURITIES 3.2%

American Home Mortgage Investment Trust
4.290% due 10/25/2034	305	301
4.390% due 02/25/2045	124,492	122,874
Arran Residential Mortgages Funding PLC
5.340% due 04/12/2036	7,854	7,854
Banc of America Commercial Mortgage, Inc.
4.772% due 07/11/2043	106,149	105,304
Banc of America Funding Corp.
4.113% due 05/25/2035	166,157	163,446
5.250% due 09/20/2034	200	197
5.380% due 01/25/2037	9,499	9,512
Banc of America Mortgage Securities, Inc.
4.778% due 05/25/2035	3,867	3,867
5.500% due 11/25/2033	228	227
6.500% due 10/25/2031	512	520
6.500% due 09/25/2033	20,806	21,040
7.325% due 07/20/2032	2,194	2,221
Bear Stearns Adjustable Rate Mortgage Trust
4.622% due 01/25/2034	572	575
4.750% due 10/25/2035	172,978	171,393
4.776% due 01/25/2034	26	26
5.300% due 04/25/2033	8,220	8,225
5.335% due 02/25/2033	89	89
5.381% due 04/25/2033	23,376	23,286
5.624% due 02/25/2033	17,270	17,212
6.085% due 01/25/2034	121	122
6.301% due 11/25/2030	15,590	15,573
Bear Stearns Alt-A Trust
4.954% due 01/25/2035	20,883	20,983
5.393% due 05/25/2035	227,025	227,450
5.540% due 04/25/2035	7,337	7,347
5.570% due 07/25/2034	8	8
Bear Stearns Commercial Mortgage Securities
3.688% due 11/11/2041	5,039	4,967
5.060% due 11/15/2016	11,398	11,374
5.910% due 02/14/2031	16	16
6.440% due 06/16/2030	11,300	11,416
7.000% due 05/20/2030	39,450	41,896
Bear Stearns Mortgage Securities, Inc.
6.344% due 06/25/2030	494	481
CC Mortgage Funding Corp.
5.500% due 05/25/2036	12,119	12,123
Citicorp Mortgage Securities, Inc.
5.250% due 12/25/2033	250	247
Citigroup Commercial Mortgage Trust
5.390% due 08/15/2021	892	893
Citigroup Mortgage Loan Trust, Inc.
4.676% due 08/25/2035	140,769	139,460
4.700% due 12/25/2035	71,411	70,610
Collateralized Mortgage Obligation Trust
8.000% due 09/20/2021	703	703
Commercial Mortgage Acceptance Corp.
7.030% due 06/15/2031	67	69
Commercial Mortgage Asset Trust
6.975% due 01/17/2032	145	157
Countrywide Alternative Loan Trust
4.500% due 06/25/2035	1,369	1,354
5.390% due 07/25/2046	10,332	10,337
5.470% due 05/20/2046	6,040	6,047
5.520% due 05/25/2036	5,833	5,832
5.600% due 10/25/2035	669	669
5.670% due 09/25/2035	5,653	5,679
6.000% due 10/25/2032	5,727	5,760
Countrywide Home Loan Mortgage Pass-Through Trust
3.820% due 10/19/2032	34	34
5.250% due 02/20/2036	66,491	66,226
5.500% due 11/25/2035	10,937	9,026
5.550% due 05/25/2035	31,708	31,751
5.590% due 05/25/2034	3	3
5.610% due 04/25/2035	37,324	37,411
6.833% due 07/19/2031	51	51
CS First Boston Mortgage Securities Corp.
3.006% due 03/15/2036	11,925	11,738
5.540% due 11/15/2019	11,536	11,543
5.629% due 05/25/2032	25	25
5.829% due 06/25/2032	14	14
5.952% due 03/25/2032	957	956
6.000% due 02/25/2017	262	261
6.500% due 04/25/2033	4,622	4,635
6.723% due 05/25/2032	515	514
7.290% due 09/15/2041	314	326
7.395% due 06/25/2032	15	15
7.500% due 12/25/2032	10	10
Denver Arena Trust
6.940% due 11/15/2019	3,048	3,109
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
5.390% due 12/25/2036	65,796	65,884
DLJ Commercial Mortgage Corp.
7.300% due 06/10/2032	514	533
DLJ Mortgage Acceptance Corp.
6.502% due 08/01/2021 (m)	448	439
8.000% due 03/25/2022	10	10
Drexel Burnham Lambert CMO Trust
9.500% due 11/20/2017	37	37
First Nationwide Trust
6.750% due 08/21/2031	6,559	6,541
First Republic Mortgage Loan Trust
5.620% due 08/15/2032	222	223
5.640% due 06/25/2030	4,500	4,475

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2007

	Principal Amount (000s)	Value (000s)
Fund America Investors Corp. II
6.011% due 06/25/2023	$18	$18
6.854% due 06/25/2023	409	409
GE Capital Commercial Mortgage Corp.
4.229% due 12/10/2037	33,628	33,087
GMAC Mortgage Securities, Inc.
8.950% due 08/20/2017	56	55
Government Lease Trust
4.000% due 05/18/2011	35,750	34,504
6.390% due 05/18/2007	546	545
6.480% due 05/18/2011	14,000	14,352
GS Mortgage Securities Corp. II
6.044% due 08/15/2018	12,964	13,231
6.620% due 10/18/2030	23,213	23,482
6.624% due 05/03/2018	55,900	59,214
GSR Mortgage Loan Trust
4.539% due 09/25/2035	122,740	121,541
4.549% due 09/25/2035	105,776	104,859
5.670% due 01/25/2034	82	82
6.000% due 03/25/2032	148	146
GSRPM Mortgage Loan Trust
6.020% due 01/25/2032	3,412	3,445
Harborview Mortgage Loan Trust
5.450% due 04/19/2038	41,798	41,745
5.560% due 03/19/2037	26,880	26,946
5.660% due 06/20/2035	3,451	3,464
5.670% due 01/19/2035	7,403	7,426
Impac Secured Assets CMN Owner Trust
6.500% due 04/25/2032	2,634	2,624
Indymac ARM Trust
6.663% due 01/25/2032	341	340
6.798% due 01/25/2032	1,580	1,575
7.072% due 08/25/2031	509	507
Indymac Index Mortgage Loan Trust
5.174% due 01/25/2036	25,689	26,034
JPMorgan Alternative Loan Trust
5.390% due 05/25/2036	4,439	4,442
JPMorgan Mortgage Trust
4.874% due 02/25/2036	29,070	28,867
5.011% due 07/25/2035	52,544	52,268
LB Mortgage Trust
8.446% due 01/20/2017	25,206	27,664
LB-UBS Commercial Mortgage Trust
3.323% due 03/15/2027	14,760	14,506
4.590% due 04/15/2030	4,844	4,805
Lehman Brothers Floating Rate Commercial
Mortgage Trust
5.400% due 09/15/2021	2,692	2,694
MASTR Adjustable Rate Mortgages Trust
5.205% due 05/25/2034	222	222
6.163% due 10/25/2032	4,671	4,656
MASTR Asset Securitization Trust
5.500% due 09/25/2033	2,535	2,491
MASTR Seasoned Securities Trust
6.205% due 09/25/2017	29,574	30,275
6.500% due 08/25/2032	57,211	57,479
Mellon Residential Funding Corp.
5.560% due 06/15/2030	838	840
5.670% due 11/15/2031	25,470	25,528
5.760% due 12/15/2030	5,318	5,341
5.810% due 10/20/2029	17,522	17,637
6.432% due 07/25/2029	2,430	2,429
Merrill Lynch Mortgage Investors, Inc.
4.910% due 12/25/2032	138	138
Merrill Lynch Mortgage Trust
4.929% due 07/12/2034	26,459	26,388
MLCC Mortgage Investors, Inc.
5.650% due 06/25/2028	7,033	7,051
5.700% due 03/15/2025	397	398
Morgan Stanley Capital I
5.380% due 10/15/2020	146,470	146,470
5.500% due 04/25/2017	83	83
5.900% due 10/15/2035	1,188	1,188
6.160% due 04/03/2014	3,917	3,951
6.170% due 10/03/2034	1,405	1,425
Nationslink Funding Corp.
5.670% due 11/10/2030	1,906	1,910
6.888% due 11/10/2030	215	216
Nomura Asset Acceptance Corp.
7.000% due 02/19/2030	3,568	3,711
Pacific Collateralized Mortgage Obligation Trust
8.000% due 03/20/2018	48	49
Paine Webber CMO Trust
1359.500% due 08/01/2019 (b)	0	4
Prime Mortgage Trust
5.720% due 02/25/2019	4,068	4,076
5.720% due 02/25/2034	18,585	18,642
Prudential Home Mortgage Securities
7.500% due 03/25/2008	120	120
Prudential-Bache CMO Trust
8.400% due 03/20/2021	596	595
RAAC Series 2005-SP1
5.000% due 09/25/2034	14,338	14,285
Regal Trust IV
5.896% due 09/29/2031	1,844	1,843
Resecuritization Mortgage Trust
5.570% due 04/26/2021	1	1
Residential Accredit Loans, Inc.
5.420% due 09/25/2046	27,694	27,688
Residential Asset Mortgage Products, Inc.
5.490% due 07/25/2024	1,134	1,134
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	965	973
Salomon Brothers Mortgage Securities VII
5.820% due 05/25/2032	249	250
7.060% due 09/25/2023	2	2
7.143% due 11/25/2022	9	10
7.446% due 12/25/2030	207	206
Santa Barbara Savings & Loan Association
9.500% due 11/20/2018	315	319
Sears Mortgage Securities
12.000% due 02/25/2014	91	90
Securitized Asset Sales, Inc.
7.614% due 11/26/2023	176	175
Sequoia Mortgage Trust
4.082% due 04/20/2035	56,950	56,204
5.670% due 10/19/2026	508	509
5.670% due 07/20/2033	430	431
Structured Adjustable Rate Mortgage Loan Trust
5.341% due 08/25/2034	684	686
6.383% due 01/25/2035	423	425
6.383% due 01/25/2036	17,780	17,810
Structured Asset Mortgage Investments, Inc.
5.510% due 06/25/2036	3,602	3,606
5.630% due 12/25/2035	7,754	7,773
5.650% due 09/19/2032	19,901	19,945
5.966% due 04/30/2030	2	2
6.468% due 05/25/2022	2,239	2,203
Structured Asset Securities Corp.
5.450% due 03/25/2033	15,050	14,937
6.037% due 02/25/2032	3,171	3,163
6.150% due 07/25/2032	4,005	4,046
6.874% due 05/25/2032	185	185
7.226% due 01/25/2032	4,881	4,867
Structured Mortgage Asset Residential Trust
6.950% due 07/25/2024	41	40
Thornburg Mortgage Securities Trust
5.440% due 08/25/2036	5,287	5,282
Union Planters Mortgage Finance Corp.
6.750% due 01/25/2028	4,000	4,071
6.800% due 01/25/2028	3,462	3,472
Wachovia Bank Commercial Mortgage Trust
4.061% due 10/15/2041	5,858	5,783
5.410% due 09/15/2021	2,998	3,000
Washington Mutual MSC Mortgage Pass-Through Certificates
5.385% due 02/25/2033	333	333
7.312% due 05/25/2033	477	484
Washington Mutual, Inc.
4.816% due 10/25/2032	7	7
5.111% due 10/25/2032	13,276	13,237
5.400% due 06/25/2046	8,457	8,468
5.420% due 05/25/2046	1,888	1,890
5.510% due 04/25/2045	7,516	7,525
5.580% due 11/25/2045	8,578	8,610
5.590% due 12/25/2027	1,957	1,958
5.610% due 08/25/2045	1,974	1,977
5.610% due 10/25/2045	67,715	67,854
5.640% due 12/25/2027	36,561	36,585
5.642% due 02/27/2034	569	575
5.665% due 11/25/2034	51	51
5.892% due 05/25/2046	5,373	5,382
5.892% due 11/25/2046	3,032	3,054
5.963% due 06/25/2046	72,602	72,806
6.183% due 11/25/2042	649	652
6.383% due 06/25/2042	4,191	4,198
6.383% due 08/25/2042	482	484
Wells Fargo Mortgage-Backed Securities Trust
3.539% due 09/25/2034	38,747	37,846
3.988% due 12/25/2034	437	429
4.319% due 07/25/2035	49,635	49,064
4.950% due 03/25/2036	273,091	271,296
5.142% due 03/25/2036	10,183	10,136

Total Mortgage-Backed Securities (Cost $3,346,620)		3,344,039

ASSET-BACKED SECURITIES 3.1%

Accredited Mortgage Loan Trust
5.370% due 02/25/2037	14,264	14,270
5.480% due 09/25/2035	16,800	16,814
ACE Securities Corp.
5.370% due 06/25/2036	14,243	14,253
5.370% due 07/25/2036	28,636	28,654
5.390% due 12/25/2035	13,816	13,827
5.400% due 02/25/2036	11,987	11,997
5.430% due 10/25/2035	282	282
5.470% due 12/25/2035	30,906	30,928
Advanta Mortgage Loan Trust
5.695% due 11/25/2029	347	348
8.250% due 08/25/2030	4,243	4,230

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2007

	Principal Amount (000s)	Value (000s)
Aegis Asset-Backed Securities Trust
5.430% due 10/25/2035	$329	$329
American Express Credit Account Master Trust
5.430% due 11/16/2009	11,000	11,008
Ameriquest Mortgage Securities, Inc.
5.750% due 10/25/2033	73	73
Amortizing Residential Collateral Trust
5.590% due 06/25/2032	439	439
Argent Securities, Inc.
5.370% due 10/25/2036	15,929	15,940
5.380% due 05/25/2036	11,836	11,841
5.390% due 04/25/2036	17,229	17,238
5.400% due 03/25/2036	21,769	21,783
5.440% due 02/25/2036	1,013	1,013
Asset-Backed Funding Certificates
5.380% due 10/25/2036	6,542	6,546
Asset-Backed Securities Corp. Home Equity
5.380% due 03/25/2036	1,451	1,452
5.380% due 07/25/2036	11,036	11,043
5.390% due 03/25/2036	4,758	4,762
5.430% due 11/25/2035	4,200	4,202
5.480% due 05/25/2035	285	285
Bank One Issuance Trust
5.430% due 12/15/2010	25,650	25,700
Basic Asset-Backed Securities Trust
5.400% due 04/25/2036	9,350	9,357
Bear Stearns Asset-Backed Securities, Inc.
5.360% due 02/25/2037	14,621	14,628
5.379% due 06/25/2043	5,086	5,123
5.390% due 12/25/2036	18,573	18,572
5.400% due 12/25/2035	3,976	3,978
5.410% due 04/25/2036	21,583	21,597
5.490% due 12/25/2042	797	799
5.520% due 09/25/2034	91	91
5.650% due 10/25/2032	8,945	8,964
5.720% due 10/27/2032	3,422	3,434
Brazos Student Finance Corp.
6.020% due 06/01/2023	5,841	5,871
Carrington Mortgage Loan Trust
5.360% due 05/25/2036	8,976	8,982
5.370% due 08/25/2036	9,587	9,594
5.440% due 02/25/2036	20,000	20,017
5.500% due 12/25/2035	2,837	2,839
Cendant Mortgage Corp.
6.000% due 07/25/2043	3,791	3,785
Centex Home Equity
5.370% due 06/25/2036	1,209	1,210
Chase Credit Card Master Trust
5.360% due 09/15/2009	27,705	27,724
5.430% due 07/15/2010	15,895	15,925
Chase Funding Mortgage Loan Asset-Backed Certificates
5.690% due 10/25/2032	176	177
5.960% due 08/25/2032	3,615	3,618
Chase Issuance Trust
5.340% due 07/15/2010	32,000	32,028
Chase Manhattan Auto Owner Trust
4.770% due 03/15/2008	66	66
Citibank Credit Card Issuance Trust
3.100% due 03/10/2010	20,000	19,616
Citigroup Mortgage Loan Trust, Inc.
5.370% due 11/25/2036	12,731	12,739
5.470% due 07/25/2035	15,322	15,333
Community Program Loan Trust
4.500% due 10/01/2018	9,186	9,069
4.500% due 04/01/2029	26,000	24,593
Conseco Finance
5.770% due 05/15/2032	145	145
Countrywide Asset-Backed Certificates
5.350% due 01/25/2046	80,544	80,545
5.370% due 03/25/2037	42,299	42,325
5.370% due 08/25/2037	88,240	88,238
5.390% due 06/25/2036	24,015	24,034
5.390% due 07/25/2036	8,122	8,128
5.390% due 08/25/2036	7,361	7,366
5.390% due 09/25/2036	13,648	13,658
5.400% due 06/25/2037	20,340	20,351
5.450% due 07/25/2036	9,950	9,957
5.480% due 02/25/2036	18,755	18,769
5.700% due 03/25/2033	2,457	2,459
Credit-Based Asset Servicing & Securitization LLC
5.430% due 08/25/2035	277	278
5.440% due 07/25/2035	2,932	2,934
5.870% due 04/25/2032	784	786
CS First Boston Mortgage Securities Corp.
5.940% due 01/25/2032	510	511
6.020% due 07/25/2032	469	470
6.060% due 08/25/2032	1,615	1,616
Delta Funding Home Equity Loan Trust
6.140% due 09/15/2029	272	273
Discover Card Master Trust I
5.695% due 10/16/2013	400	405
Equity One Asset-Backed Securities, Inc.
5.600% due 11/25/2032	51	51
Equivantage Home Equity Loan Trust
7.300% due 10/25/2025	4	4
Fieldstone Mortgage Investment Corp.
5.400% due 05/25/2036	7,393	7,398
First Alliance Mortgage Loan Trust
5.760% due 01/25/2025	11	11
6.080% due 03/20/2031	1,671	1,673
First Franklin Mortgage Loan Asset-Backed Certificates
5.350% due 07/25/2036	16,849	16,860
5.370% due 10/25/2036	28,223	28,237
5.370% due 11/25/2036	8,806	8,811
5.390% due 01/25/2036	10,970	10,978
5.390% due 12/25/2036	14,312	14,320
5.410% due 01/25/2036	50,128	50,168
5.690% due 12/25/2034	6,428	6,439
FMAC Loan Receivables Trust
6.500% due 09/15/2020	62	51
7.900% due 04/15/2019	20	18
Ford Credit Auto Owner Trust
5.405% due 09/15/2007	1,317	1,317
Fremont Home Loan Trust
5.370% due 05/25/2036	14,964	14,971
5.370% due 10/25/2036	14,872	14,874
5.600% due 01/25/2035	896	897
Green Tree Financial Corp.
6.160% due 02/01/2031	1,336	1,337
6.240% due 11/01/2016	44	45
6.480% due 12/01/2030	42	42
6.870% due 04/01/2030	992	1,028
Greenpoint Manufactured Housing
7.270% due 06/15/2029	110	112
GSAMP Trust
5.360% due 08/25/2036	796	796
5.380% due 04/25/2036	5,869	5,873
5.390% due 01/25/2036	17,016	17,026
5.390% due 02/25/2036	9,842	9,850
5.410% due 11/25/2035	3,537	3,539
GSR Mortgage Loan Trust
5.420% due 11/25/2030	126	126
HFC Home Equity Loan Asset-Backed Certificates
5.470% due 03/20/2036	15,903	15,893
Home Equity Asset Trust
5.380% due 05/25/2037	34,178	34,190
5.400% due 05/25/2036	30,103	30,116
5.410% due 10/25/2035	35	35
5.430% due 02/25/2036	14,044	14,054
5.920% due 11/25/2032	154	154
Home Equity Mortgage Trust
5.410% due 05/25/2036	3,496	3,499
Honda Auto Receivables Owner Trust
5.100% due 09/18/2008	8,522	8,524
HSBC Asset Loan Obligation
5.380% due 12/25/2036	2,753	2,752
HSI Asset Securitization Corp. Trust
5.370% due 12/25/2036	95,158	95,210
5.400% due 12/25/2035	12,632	12,642
IMC Home Equity Loan Trust
7.173% due 07/25/2026	74	74
7.310% due 11/20/2028	52	52
7.500% due 04/25/2026	69	69
7.520% due 08/20/2028	32	32
Indymac Residential Asset-Backed Trust
5.360% due 08/25/2036	27,295	27,315
5.410% due 03/25/2036	26,936	26,956
5.430% due 10/25/2035	18,783	18,796
IXIS Real Estate Capital Trust
5.380% due 08/25/2036	20,527	20,541
JPMorgan Mortgage Acquisition Corp.
5.360% due 08/25/2036	10,616	10,623
5.370% due 07/25/2036	15,081	15,088
5.380% due 01/25/2032	9,239	9,245
5.390% due 02/25/2036	627	627
5.390% due 03/25/2036	2,308	2,309
5.400% due 08/25/2036	26,997	27,012
5.440% due 09/25/2035	3,243	3,245
Lehman XS Trust
5.400% due 04/25/2046	49,808	49,837
5.400% due 06/25/2046	30,452	30,465
5.400% due 08/25/2046	14,186	14,196
5.410% due 05/25/2046	31,865	31,868
Long Beach Mortgage Loan Trust
5.360% due 07/25/2036	16,708	16,709
5.380% due 04/25/2036	1,696	1,697
5.390% due 03/25/2036	13,137	13,146
5.400% due 02/25/2036	11,966	11,975
5.410% due 01/25/2036	2,578	2,580
5.460% due 02/25/2036	30,000	30,024
5.600% due 10/25/2034	33,699	33,757
MASTR Asset-Backed Securities Trust
5.370% due 03/25/2036	13,964	13,974
5.380% due 10/25/2036	4,015	4,017
5.400% due 01/25/2036	28,139	28,160
5.430% due 11/25/2035	32,021	32,045
MBNA Credit Card Master Note Trust
5.820% due 03/15/2010	65,000	65,182

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2007

	Principal Amount (000s)	Value (000s)
MBNA Master Credit Card Trust
5.520% due 09/15/2009	$3,575	$3,575
Merrill Lynch Mortgage Investors, Inc.
5.350% due 05/25/2037	6,187	6,191
5.380% due 03/25/2037	13,182	13,191
5.390% due 02/25/2037	11,230	11,239
5.390% due 07/25/2037	38,208	38,230
Metris Master Trust
5.630% due 04/20/2011	3,200	3,202
Mid-State Trust
6.340% due 10/15/2036	24,335	24,815
7.340% due 07/01/2035	1,083	1,156
7.791% due 03/15/2038	4,239	4,565
8.330% due 04/01/2030	23,592	24,896
Morgan Stanley ABS Capital I
5.360% due 04/25/2036	6,403	6,407
5.380% due 03/25/2036	18,836	18,848
5.390% due 12/25/2035	4,208	4,211
5.390% due 03/25/2036	21,288	21,297
5.430% due 07/25/2035	430	430
Morgan Stanley Home Equity Loans
5.370% due 04/25/2036	4,182	4,185
5.370% due 12/25/2036	38,650	38,671
5.400% due 12/25/2035	3,046	3,049
MPC Natural Gas Funding Trust
6.200% due 03/15/2013	4,788	4,940
Nationstar Mortgage LLC
5.380% due 03/25/2037	29,251	29,273
Nelnet Student Loan Trust
5.146% due 09/25/2012	794	794
5.320% due 10/27/2014	11,920	11,927
5.360% due 12/22/2014	7,128	7,127
5.370% due 01/26/2015	2,452	2,454
5.450% due 07/25/2016	6,691	6,702
5.450% due 10/25/2016	9,587	9,595
New Century Home Equity Loan Trust
5.380% due 05/25/2036	9,192	9,196
5.400% due 12/25/2035	3,971	3,971
5.540% due 03/25/2035	239	239
7.540% due 06/25/2029	4	4
Newcastle Mortgage Securities Trust
5.390% due 03/25/2036	8,628	8,635
Nissan Auto Receivables Owner Trust
5.493% due 08/15/2007	657	657
Nomura Asset Acceptance Corp.
5.460% due 01/25/2036	9,993	10,000
Nomura Home Equity Loan, Inc.
5.400% due 02/25/2036	4,754	4,757
Novastar Home Equity Loan
5.410% due 01/25/2036	1,336	1,337
NPF XII, Inc.
2.462% due 11/01/2003 (a)	49,000	228
Option One Mortgage Loan Trust
5.360% due 02/25/2037	6,649	6,653
5.390% due 01/25/2036	10,452	10,460
Ownit Mortgage Loan Asset-Backed Certificates
5.380% due 03/25/2037	11,419	11,427
5.520% due 03/25/2036	3,892	3,895
Park Place Securities, Inc.
5.480% due 06/25/2035	622	622
Popular ABS Mortgage Pass-Through Trust
5.430% due 09/25/2035	891	891
Quest Trust
5.750% due 12/25/2033	2,499	2,520
5.880% due 06/25/2034	596	597
Renaissance Home Equity Loan Trust
5.670% due 08/25/2032	555	556
5.680% due 11/25/2034	227	228
Residential Asset Mortgage Products, Inc.
5.390% due 05/25/2036	8,301	8,307
5.400% due 01/25/2036	5,804	5,808
5.420% due 05/25/2035	23	23
5.430% due 09/25/2035	3,568	3,570
5.450% due 09/25/2035	3,366	3,369
Residential Asset Securities Corp.
5.360% due 06/25/2036	19,806	19,819
5.370% due 09/25/2036	34,480	34,503
5.380% due 04/25/2036	21,864	21,880
5.390% due 03/25/2036	8,174	8,179
5.390% due 04/25/2036	21,218	21,236
5.400% due 01/25/2036	19,457	19,471
5.400% due 10/25/2036	34,143	34,166
5.410% due 01/25/2036	826	827
5.420% due 10/25/2035	5,263	5,267
5.420% due 11/25/2035	4,273	4,276
5.430% due 10/25/2035	87	87
5.490% due 08/25/2035	1,200	1,201
Residential Funding Mortgage Securities II, Inc.
5.420% due 12/25/2035	16,792	16,805
Residential Mortgage Loan Trust
6.875% due 09/25/2029	22	23
SACO I, Inc.
5.380% due 05/25/2036	18,822	18,833
5.400% due 04/25/2036	1,508	1,509
5.420% due 01/25/2036	201	201
5.540% due 06/25/2035	11,822	11,824
5.570% due 12/25/2035	427	428
Salomon Brothers Mortgage Securities VII
5.600% due 09/25/2028	2,179	2,181
5.620% due 03/25/2032	1,276	1,278
Saxon Asset Securities Trust
5.580% due 08/25/2032	889	889
Securitized Asset-Backed Receivables LLC Trust
5.380% due 03/25/2036	15,981	15,992
5.390% due 10/25/2035	3,638	3,641
SLC Student Loan Trust
5.325% due 12/15/2010	1,304	1,305
SLM Student Loan Trust
5.326% due 04/25/2014	95,200	95,271
5.330% due 07/25/2013	8,178	8,183
5.360% due 07/25/2016	12,385	12,394
5.370% due 01/26/2015	24,500	24,520
5.380% due 01/27/2014	9,018	9,024
5.400% due 07/25/2014	5,389	5,395
Soundview Home Equity Loan Trust
5.350% due 07/25/2036	21,733	21,743
5.360% due 11/25/2036	1,086	1,086
5.370% due 10/25/2036	2,684	2,686
5.380% due 06/25/2036	15,184	15,195
5.390% due 02/25/2036	2,326	2,327
5.390% due 03/25/2036	4,110	4,113
5.390% due 05/25/2036	9,543	9,549
Specialty Underwriting & Residential Finance
5.380% due 02/25/2037	10,245	10,252
5.400% due 12/25/2036	20,120	20,135
Structured Asset Investment Loan Trust
5.410% due 07/25/2035	46	46
6.020% due 04/25/2033	2,194	2,196
Structured Asset Securities Corp.
4.900% due 04/25/2035	39,480	38,204
5.370% due 02/25/2036	9,467	9,474
5.400% due 01/25/2037	34,607	34,624
5.420% due 09/25/2035	6,453	6,457
5.610% due 01/25/2033	6,683	6,694
USAA Auto Owner Trust
5.030% due 11/17/2008	6,170	6,171
Wachovia Auto Owner Trust
4.820% due 02/20/2009	212	212
Wachovia Student Loan Trust
5.340% due 10/25/2013	5,050	5,050
Washington Mutual Asset-Backed Certificates
5.370% due 01/25/2037	33,621	33,636
5.390% due 04/25/2036	9,127	9,134
Wells Fargo Home Equity Trust
5.430% due 10/25/2035	23,443	23,460
5.430% due 11/25/2035	8,977	8,982
5.440% due 12/25/2035	19,190	19,204
5.560% due 11/25/2035	89,554	89,672
5.570% due 12/25/2035	135,729	135,872
WFS Financial Owner Trust
3.590% due 10/19/2009	13,158	13,075
WMC Mortgage Loan Pass-Through Certificates
6.000% due 05/15/2030	3,822	3,825
6.220% due 10/15/2029	2,393	2,423

Total Asset-Backed Securities (Cost $3,228,629)		3,202,796

SOVEREIGN ISSUES 0.1%

Banque Centrale de Tunisie
7.375% due 04/25/2012	4,220	4,600
China Development Bank
5.000% due 10/15/2015	29,300	28,821
Hydro Quebec
5.398% due 09/29/2049	5,600	5,289
Korea Development Bank
4.750% due 07/20/2009	200	198
5.480% due 10/31/2008	100	100
Korea Highway Corp.
5.125% due 05/20/2015	100	98

	Shares
Mexico Government International Bond Rights
0.000% due 06/30/2007	2,000,000	29

	Principal Amount (000)
Panama Government International Bond
6.700% due 01/26/2036	$20,000	20,860
8.875% due 09/30/2027	15,600	19,952
Peru Government International Bond
9.125% due 01/15/2008	1,700	1,751
South Africa Government International Bond
6.500% due 06/02/2014	27,000	28,822

Total Sovereign Issues (Cost $100,224)		110,520

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2007

	Principal Amount (000s)		Value (000s)
FOREIGN CURRENCY-DENOMINATED ISSUES 0.6%
American International Group, Inc.
4.875% due 03/15/2067	EUR	30,000	$39,357
Atlas Reinsurance PLC
7.717% due 01/10/2010		3,000	4,076
Banque Centrale de Tunisie
7.500% due 08/06/2009	EUR	2,300	3,277
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017	BRL	43,000	19,266
BTM Curacao Holdings NV
1.195% due 11/29/2049	JPY	1,000,000	8,488
Citigroup, Inc.
4.250% due 02/25/2030	EUR	60,000	72,843
Danske Bank A/S
4.878% due 02/28/2049		8,000	10,604
5.684% due 12/29/2049	GBP	16,400	31,236
Ford Motor Credit Co.
5.250% due 06/16/2008	EUR	15,000	10,201
6.750% due 01/14/2008		8,000	10,799
Gaz Capital for Gazprom
5.875% due 06/01/2015		20,000	27,707
General Electric Capital Corp.
4.625% due 09/15/2066		10,000	13,264
HBOS PLC
4.875% due 03/29/2049		14,090	18,979
Italy Buoni Poliennali Del Tesoro
1.650% due 09/15/2008 (e)		40,397	54,107
JSG Holding PLC
6.234% due 11/29/2013		3,253	4,385
6.335% due 11/29/2013		7,915	10,670
6.343% due 11/29/2013		2,169	2,923
6.362% due 11/29/2013		2,446	3,298
6.396% due 11/29/2013		4,217	5,684
6.734% due 11/29/2014		1,789	2,418
6.757% due 11/29/2014		1,193	1,612
6.835% due 11/29/2014		4,353	5,884
6.862% due 11/29/2014		1,346	1,818
6.896% due 11/29/2014		2,319	3,134
KBC Bank Funding Trust I
8.220% due 11/29/2049		5,000	7,266
Lloyds TSB Capital
7.375% due 12/29/2049		26,000	38,827
Mizuho Finance Cayman Ltd.
1.879% due 01/01/2049	JPY	1,000,000	8,692
New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	81,500	79,105
Nordic Telephone Co. Holdings ApS
6.079% due 11/30/2013	EUR	15,500	20,939
6.579% due 11/30/2014		15,500	20,992
Norinchukin Bank
5.625% due 09/28/2016	GBP	25,000	48,558
Poland Government International Bond
5.750% due 03/24/2010	PLN	54,490	19,335
Sumitomo Mitsui Banking Corp.
0.950% due 06/02/2049	JPY	1,000,000	8,501
1.521% due 12/31/2049		1,100,000	9,338
United Kingdom Gilt
5.000% due 03/07/2012	GBP	50	97

Total Foreign Currency-Denominated Issues (Cost $560,585)			627,680

SHORT-TERM INSTRUMENTS 27.1%

CERTIFICATES OF DEPOSIT 5.5%

Abbey National Treasury Services PLC
5.270% due 07/02/2008		494,200	494,389
Bank of Ireland
5.400% due 01/15/2010		34,200	34,223
Barclays Bank PLC
5.281% due 03/17/2008		253,670	253,708
BNP Paribas
5.262% due 07/03/2008		40,500	40,485
5.262% due 05/28/2008		163,100	163,155
5.264% due 04/03/2008		14,700	14,695
BNP Paribas Finance, Inc.
5.270% due 09/23/2008		244,000	244,000
Calyon Financial, Inc.
5.340% due 01/16/2009		317,700	317,697
Capital One Bank
5.485% due 02/23/2009		100,000	100,051
Citibank New York N.A.
5.310% due 05/22/2007		500,000	500,000
Citizens Bank of Massachusetts
5.320% due 05/09/2007		2,100	2,100
Fortis Bank NY
5.265% due 04/28/2008		3,700	3,705
5.265% due 06/30/2008		304,730	304,829
5.300% due 09/30/2008		186,970	186,942
HBOS Treasury Services PLC
5.240% due 06/08/2007		3,300	3,268
HSBC Bank USA N.A.
5.176% due 07/28/2008		74,800	74,919
Nordea Bank Finland PLC
5.308% due 05/28/2008		160,000	160,091
Royal Bank of Canada
5.230% due 05/21/2007		300,000	297,864
5.267% due 06/30/2008		478,820	479,320
Royal Bank of Scotland Group PLC
5.262% due 07/03/2008		367,540	367,538
5.265% due 03/26/2008		205,000	204,971
Skandinav Enskilda BK
5.330% due 02/04/2008		8,600	8,603
5.340% due 08/21/2008		7,000	7,002
5.350% due 02/13/2009		238,460	238,593
Societe Generale NY
5.258% due 06/20/2007		12,300	12,300
5.269% due 06/30/2008		5,500	5,502
5.270% due 03/25/2008		386,230	386,231
Unicredito Italiano NY
5.310% due 09/11/2007		47,500	47,513
5.348% due 12/03/2007		19,500	19,510
5.360% due 05/29/2008		141,400	141,471
Unicredito Italiano SpA
5.295% due 07/23/2007		550,000	550,000

			5,664,675

COMMERCIAL PAPER 18.8%

Abbey National N.A. LLC
5.200% due 06/11/2007		5,700	5,700
5.210% due 06/11/2007		18,700	18,501
5.220% due 06/11/2007		669,000	663,170
5.225% due 06/11/2007		1,100	1,089
5.230% due 06/11/2007		35,500	35,219
ASB Finance Ltd.
5.240% due 06/20/2007		183,800	183,107
Bank of America Corp.
5.195% due 07/24/2007		31,600	31,087
5.200% due 07/24/2007		535,200	531,237
5.215% due 07/24/2007		122,700	121,451
5.220% due 07/24/2007		13,000	12,830
5.225% due 07/24/2007		316,000	312,629
5.230% due 07/24/2007		152,325	150,793
5.240% due 07/24/2007		118,400	117,877
5.245% due 07/24/2007		85,300	85,113
Bank of Ireland
5.230% due 06/14/2007		200,000	197,792
5.235% due 06/14/2007		100,000	99,476
5.240% due 06/14/2007		7,300	7,267
5.250% due 06/14/2007		2,700	2,688
Barclays U.S. Funding Corp.
5.215% due 06/29/2007		22,300	22,076
5.225% due 06/29/2007		37,000	36,524
5.235% due 06/29/2007		282,500	281,020
5.240% due 06/29/2007		108,400	107,589
5.245% due 06/29/2007		260,900	260,102
5.250% due 06/29/2007		52,500	52,439
BNP Paribas Finance, Inc.
5.185% due 07/06/2007		23,500	23,166
5.212% due 07/06/2007		139,000	137,625
5.222% due 07/06/2007		322,300	318,139
5.410% due 07/06/2007		19,000	19,000
Caisse d’Amortissement de la Dette Sociale
5.220% due 06/07/2007		100,000	98,997
5.250% due 06/04/2007		2,400	2,377
Calyon N.A. LLC
5.170% due 07/09/2007		7,000	6,898
5.175% due 07/09/2007		4,300	4,237
5.230% due 07/09/2007		62,212	61,636
5.235% due 07/09/2007		8,200	8,147
CBA (de) Finance
5.225% due 06/15/2007		84,500	83,652
5.235% due 06/15/2007		21,000	20,949
5.240% due 06/15/2007		5,300	5,284
Cox Communications, Inc.
5.570% due 09/17/2007		217,400	217,400
DaimlerChrysler N.A. Holding Corp.
5.345% due 06/22/2007		22,900	22,621
Danske Corp.
5.240% due 06/11/2007		5,400	5,398
5.250% due 06/11/2007		200,200	199,937
Dexia Delaware LLC
5.205% due 06/13/2007		4,000	3,961
5.220% due 06/13/2007		1,900	1,879
5.230% due 06/13/2007		311,400	309,254
5.235% due 06/13/2007		426,800	424,871
5.240% due 06/13/2007		138,645	137,999
5.260% due 05/07/2007		2,600	2,587
DnB NORBank ASA
5.175% due 07/11/2007		1,700	1,675
5.205% due 07/11/2007		3,800	3,763
5.220% due 07/11/2007		257,000	254,047
5.240% due 07/11/2007		10,000	9,984
Fannie Mae
5.080% due 07/02/2007		33,500	33,044
5.130% due 04/11/2007		400	399
5.130% due 04/18/2007		1,300	1,297
5.130% due 05/09/2007		10,900	10,843
5.135% due 04/04/2007		1,700	1,699
5.135% due 04/25/2007		600	598

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2007

	Principal Amount (000s)	Value (000s)
5.135% due 05/16/2007	$1,400	$1,391
5.140% due 05/31/2007	7,400	7,338
Federal Home Loan Bank
5.000% due 04/02/2007	2,425,500	2,425,500
5.160% due 04/13/2007	17,800	17,772
Fortis Funding LLC
5.200% due 07/09/2007	70,900	69,864
5.225% due 07/09/2007	200,000	198,462
5.230% due 07/09/2007	66,800	65,938
Freddie Mac
5.050% due 05/29/2007	4,400	4,364
5.130% due 04/23/2007	3,100	3,091
5.135% due 06/04/2007	24,156	23,924
5.135% due 06/18/2007	1,100	1,088
5.140% due 04/04/2007	11,500	11,497
5.140% due 04/05/2007	4,100	4,098
5.140% due 05/31/2007	100	99
5.145% due 06/11/2007	500	495
General Electric Capital Corp.
5.200% due 10/26/2007	528,000	518,718
5.210% due 10/26/2007	60,200	59,605
5.220% due 10/26/2007	212,500	210,337
HBOS Treasury Services PLC
5.215% due 06/11/2007	5,800	5,739
5.220% due 06/29/2007	35,700	35,275
5.225% due 06/29/2007	426,300	421,262
5.230% due 06/29/2007	128,200	126,818
5.235% due 06/29/2007	21,900	21,766
5.240% due 06/11/2007	4,900	4,868
5.240% due 06/29/2007	533,800	531,089
ING U.S. Funding LLC
5.210% due 06/22/2007	27,899	27,619
5.220% due 06/22/2007	91,900	90,807
5.225% due 06/22/2007	32,200	31,837
5.230% due 06/22/2007	6,800	6,750
5.235% due 06/22/2007	6,800	6,756
5.245% due 06/22/2007	76,473	76,473
Intesa Funding LLC
5.220% due 06/15/2007	44,000	43,508
5.230% due 06/15/2007	2,100	2,091
5.235% due 06/15/2007	5,600	5,564
5.290% due 06/15/2007	247,600	247,600
IXIS Commercial Paper Corp.
5.230% due 06/13/2007	32,400	32,070
5.235% due 06/13/2007	100,000	99,346
5.240% due 06/13/2007	213,300	211,801
KFW International Finance, Inc.
5.190% due 05/29/2007	5,400	5,356
5.230% due 05/29/2007	2,300	2,293
5.380% due 05/29/2007	2,014	2,014
Lloyds TSB Bank PLC
5.220% due 04/24/2007	2,200	2,193
Natixis S.A.
5.400% due 04/02/2007	3,500	3,500
Nordea N.A., Inc.
5.220% due 07/11/2007	91,200	89,998
5.230% due 07/11/2007	20,000	19,834
5.235% due 07/11/2007	400	399
5.240% due 07/11/2007	112,000	111,605
5.250% due 07/11/2007	100	100
Oesterreichische
5.205% due 04/27/2007	91,430	91,126
Rabobank USA Financial Corp.
5.210% due 06/06/2007	329,000	325,746
5.235% due 06/06/2007	1,700	1,696
5.390% due 06/06/2007	2,600	2,600
5.400% due 06/06/2007	21,600	21,597
Royal Bank of Scotland Group PLC
5.215% due 06/08/2007	226,200	223,897
San Paolo IMI U.S. Financial Co.
5.220% due 06/27/2007	6,600	6,515
5.225% due 06/27/2007	500	497
5.230% due 06/27/2007	104,450	103,798
5.240% due 06/27/2007	1,400	1,398
5.250% due 06/27/2007	4,000	3,994
Sanofi Aventis
5.230% due 04/11/2007	4,700	4,694
Santander Hispano Finance Delaware
5.170% due 06/14/2007	63,400	62,709
5.220% due 06/14/2007	21,100	20,867
5.240% due 06/14/2007	118,100	117,378
5.245% due 06/14/2007	250,000	249,891
Societe Generale NY
5.185% due 08/22/2007	131,100	131,100
5.190% due 08/22/2007	305,200	298,852
5.200% due 08/22/2007	63,100	62,806
5.210% due 08/22/2007	24,600	24,315
5.220% due 08/22/2007	31,700	31,309
5.225% due 08/22/2007	45,600	45,348
5.230% due 08/22/2007	200,000	199,070
5.235% due 08/22/2007	40,000	39,988
5.240% due 08/22/2007	18,500	18,473
5.250% due 08/22/2007	1,000	995
5.320% due 08/22/2007	800	800
5.380% due 08/22/2007	21,100	21,097
Stadshypoket Delaware, Inc.
5.235% due 05/22/2007	192,600	191,213
5.240% due 05/22/2007	165,700	164,684
5.245% due 05/22/2007	11,800	11,769
Statens Bostadsfin Bank
5.190% due 08/16/2007	10,200	9,996
5.220% due 08/16/2007	75,000	74,032
5.240% due 08/16/2007	50,000	49,636
Svenska Handelsbanken, Inc.
5.130% due 08/20/2007	2,100	2,057
5.220% due 06/25/2007	171,000	168,914
5.220% due 08/20/2007	2,200	2,171
5.235% due 06/25/2007	73,900	73,578
5.235% due 08/20/2007	121,500	120,493
Swedbank AB
5.225% due 06/05/2007	50,000	49,513
5.225% due 06/21/2007	366,900	362,825
5.230% due 06/05/2007	30,600	30,395
5.235% due 06/05/2007	24,300	24,244
5.240% due 06/05/2007	226,825	226,290
5.240% due 06/21/2007	145,600	144,943
5.250% due 06/05/2007	400	397
TotalFinaElf Capital S.A.
5.190% due 04/17/2007	5,000	4,989
Toyota Motor Credit Corp.
5.190% due 08/07/2007	5,000	4,906
5.220% due 08/07/2007	178,000	175,929
UBS Finance Delaware LLC
5.160% due 08/01/2007	17,000	16,817
5.185% due 08/01/2007	11,700	11,592
5.190% due 08/01/2007	346,400	341,239
5.205% due 08/01/2007	34,100	33,553
5.215% due 08/01/2007	57,100	56,792
5.220% due 08/01/2007	24,900	24,617
5.225% due 08/01/2007	984,900	976,154
5.230% due 08/01/2007	129,600	128,189
5.235% due 08/01/2007	792,700	789,751
5.240% due 08/01/2007	12,100	12,048
Unicredit Delaware, Inc.
5.170% due 05/24/2007	8,700	8,635
5.250% due 05/24/2007	7,300	7,268
Unicredito Italiano SpA
5.200% due 07/16/2007	100,000	98,439
5.225% due 07/16/2007	432,500	429,282
5.235% due 07/16/2007	231,200	229,553
5.250% due 07/16/2007	50,000	49,781
Viacom, Inc.
5.594% due 05/29/2007	140,400	140,400
Westpac Banking Corp.
5.190% due 07/09/2007	50,000	49,748
5.225% due 07/09/2007	16,200	16,040
5.235% due 07/09/2007	2,700	2,699
Westpac Trust Securities NZ Ltd.
5.215% due 06/06/2007	62,300	61,684
5.220% due 06/06/2007	15,300	15,160
5.235% due 06/06/2007	6,000	5,982
5.240% due 06/06/2007	235,200	234,456

		19,405,460

Repurchase Agreements 1.4%

Credit Suisse Securities (USA) LLC
5.125% due 04/02/2007 (Dated 03/30/2007. Collateralized by U.S. Treasury Inflation Protected Securities 3.500% due 01/15/2011 valued at $3,077. Repurchase proceeds are $3,001.)	3,000	3,000
Lehman Brothers, Inc.
5.150% due 04/02/2007 (Dated 03/30/2007. Collateralized by U.S. Treasury Inflation Protected Securities 3.625% due 01/15/2008 valued at $20,114 and U.S. Treasury Notes 4.625% due 11/15/2016 valued at $383,675. Repurchase proceeds are $396,470.)	396,300	396,300
UBS Securities LLC
5.150% due 04/02/2007 (Dated 03/30/2007. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% due 07/15/2014 valued at $715,528 and U.S. Treasury Strips 0.000% due 11/15/2021 valued at $388,696. Repurchase proceeds are $1,081,464.)	1,081,000	1,081,000

		1,480,300

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2007

	Principal Amount (000s)	Value (000s)
TRI-PARTY REPURCHASE AGREEMENTS 0.5%
State Street Bank and Trust Co.
4.900% due 04/02/2007 (Dated 03/30/2007. Collateralized by Fannie Mae 4.375%—6.000% due 05/15/2011—02/13/2017 valued at $442,781; Federal Home Loan Bank 5.375% due 07/17/2009 valued at $38,845; and Freddie Mac 5.250% - 5.300% due 01/09/2012 - 10/19/2015 valued at $1,264. Repurchase proceeds are $473,613.)	$473,420	$473,420

U.S. Treasury Bills 0.9%
4.956% due 05/03/2007 - 06/21/2007 (d)(f)(i)	970,640	960,362

Total Short-Term Instruments (Cost $27,985,673)		27,984,217

Purchased Options (k) (Cost $540,640)	0.6%	605,216
Total Investments (h) (Cost $110,786,980)	107.2%	$110,867,484
Written Options (l) (Premiums $534,127)	(0.6)%	(606,273)
Other Assets and Liabilities (Net)	(6.6)%	(6,805,972)

Net Assets	100.0%	$103,455,239

See accompanying notes

Notes to Schedule of Investments

(amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	Principal only security.
(d)	Coupon represents a weighted average rate.
(e)	Principal amount of security is adjusted for inflation.
(f)	Securities with an aggregate market value of $133,835 have been pledged as collateral for swap and swaption contracts on March 31, 2007.
(g)	Securities with an aggregate market value of $574,765 have been pledged as collateral for delayed-delivery mortgage-backed securities on March 31, 2007.
(h)	As of March 31, 2007, portfolio securities with an aggregate value of $922,307 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(i)	Securities with an aggregate market value of $748,670 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2007	19,841	$(6,142)
90-Day Euribor December Futures	Long	12/2008	7,374	(1,499)
90-Day Euribor June Futures	Long	06/2008	38,787	(11,685)
90-Day Euribor March Futures	Long	03/2008	16,641	(8,828)
90-Day Euribor September Futures	Long	09/2008	7,282	(1,881)
90-Day Eurodollar December Futures	Long	12/2007	348,638	16,103
90-Day Eurodollar December Futures	Long	12/2008	40,350	33,135
90-Day Eurodollar June Futures	Long	06/2008	95,797	22,462
90-Day Eurodollar March Futures	Long	03/2008	251,869	38,240
90-Day Eurodollar September Futures	Long	09/2007	57,757	(17,900)
90-Day Eurodollar September Futures	Long	09/2008	24,737	23,400
90-Day Euroyen December Futures	Long	12/2007	28,012	5,710
90-Day Euroyen September Futures	Long	09/2007	20,951	4,460
Euro-Bund 10-Year Note June Futures	Long	06/2007	10,079	(8,865)
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 116.000	Short	06/2007	7,610	1,282
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 117.000	Short	06/2007	13,581	2,645
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 118.000	Short	06/2007	9,550	1,239
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 114.000	Short	06/2007	30,741	990
U.S. Treasury 2-Year Note June Futures	Short	06/2007	13,192	1,375
U.S. Treasury 10-Year Note June Futures	Short	06/2007	52,005	8,551
U.S. Treasury 30-Year Bond June Futures	Short	06/2007	12,571	13,994
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	16,436	(18,115)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	1,090	(48)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	16,227	(4,825)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	25,090	(12,400)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	7,888	(10,084)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	6,143	(4,350)

				$66,964

(j)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	SOFTBANK Corp. 1.750% due 03/31/2014	Sell	2.300%	09/20/2007	JPY	8,849,000	$672
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	0.600%	06/20/2007		$20,000	18
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%	09/20/2007		10,000	83
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.750%	12/20/2007		10,000	49
Bank of America	General Motors Acceptance Corp. 7.000% due 02/01/2012	Sell	0.550%	03/20/2008		11,000	(46)
Bank of America	Ryland Group, Inc. 5.375% due 06/01/2008	Buy	(0.370)%	06/20/2008		2,500	1
Bank of America	Yum! Brands, Inc. 7.650% due 05/15/2008	Buy	(0.080)%	06/20/2008		3,200	0
Bank of America	May Department Stores Co. 4.800% due 07/15/2009	Buy	(0.190)%	09/20/2009		5,000	(4)
Bank of America	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.195%	03/20/2010		50,000	141
Bank of America	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.193%	03/20/2010		50,000	165
Bank of America	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.750%	09/20/2010		5,000	619
Bank of America	RadioShack Corp. 7.375% due 05/15/2011	Buy	(1.250)%	06/20/2011		10,700	(118)
Bank of America	Canadian Natural Resources Ltd. 5.450% due 10/01/2012	Buy	(0.380)%	12/20/2012		10,000	(60)
Bank of America	CNA Financial Corp. 5.850% due 12/15/2014	Buy	(0.690)%	12/20/2014		10,600	(105)
Bank of America	Boston Scientific Corp. 6.400% due 06/15/2016	Buy	(0.910)%	06/20/2016		10,500	184
Bank of America	Dow Jones CDX N.A. IG7 Index	Buy	(0.650)%	12/20/2016		133,000	600
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.500%	12/20/2007		25,000	62
Barclays Bank PLC	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.260%	12/20/2008		12,000	9
Barclays Bank PLC	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%	12/20/2008		29,000	6
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%	12/20/2008		9,000	41
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%	12/20/2008		800	4
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.370%	03/20/2009		4,440	(4)
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.630%	03/20/2009		14,600	16
Barclays Bank PLC	Sealed Air Corp. 6.950% due 05/15/2009	Buy	(0.200)%	06/20/2009		10,500	(25)
Barclays Bank PLC	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.295)%	09/20/2011		15,000	9
Barclays Bank PLC	DaimlerChrysler N.A. Holding Corp. 5.750% due 09/08/2011	Buy	(0.535)%	09/20/2011		15,000	(129)
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.980%	01/20/2012		15,000	155
Barclays Bank PLC	iStar Financial, Inc. 5.150% due 03/01/2012	Buy	(0.400)%	03/20/2012		10,000	70
Barclays Bank PLC	XL Capital Europe PLC 6.500% due 01/15/2012	Buy	(0.310)%	03/20/2012		10,600	12
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.620%	03/20/2013		20,900	647
Barclays Bank PLC	CitiFinancial, Inc. 6.625% due 06/01/2015	Buy	(0.145)%	06/20/2015		11,000	25
Barclays Bank PLC	PSEG Power LLC 5.500% due 12/01/2015	Buy	(0.520)%	12/20/2015		8,000	38
Barclays Bank PLC	Cardinal Health, Inc. 5.800% due 10/15/2016	Buy	(0.420)%	12/20/2016		13,000	118
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.150%	06/20/2007		10,000	98
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%	06/20/2007		23,000	251
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	06/20/2007		800	9
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007		9,700	111
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.320%	09/20/2007		8,200	67
Bear Stearns & Co., Inc.	BellSouth Corp. 4.200% due 09/15/2009	Buy	(0.140)%	09/20/2009		5,000	(10)
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 4.875% due 06/15/2010	Buy	(0.520)%	06/20/2010		10,000	(83)
Bear Stearns & Co., Inc.	CSX Corp. 6.750% due 03/15/2011	Buy	(0.165)%	03/20/2011		10,600	104
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 5.875% due 03/15/2011	Buy	(0.655)%	03/20/2011		10,000	(129)
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 5.875% due 03/15/2011	Buy	(0.520)%	03/20/2011		10,000	(84)
Bear Stearns & Co., Inc.	GATX Financial Corp. 6.273% due 06/15/2011	Buy	(0.220)%	06/20/2011		10,500	(17)
Bear Stearns & Co., Inc.	Ryder System, Inc. 5.950% due 05/02/2011	Buy	(0.270)%	06/20/2011		5,300	10
Bear Stearns & Co., Inc.	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.470)%	06/20/2011		10,000	(63)
Bear Stearns & Co., Inc.	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440)%	09/20/2011		10,300	(54)
Bear Stearns & Co., Inc.	Kraft Foods, Inc. 5.625% due 11/01/2011	Buy	(0.160)%	12/20/2011		10,000	27

Bear Stearns & Co., Inc.	Kraft Foods, Inc. 5.625% due 11/01/2011	Buy	(0.150)%	12/20/2011	10,000	31
Bear Stearns & Co., Inc.	General Mills, Inc. 6.000% due 02/15/2012	Buy	(0.180)%	03/20/2012	10,400	(8)
Bear Stearns & Co., Inc.	H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.390)%	03/20/2012	15,400	(80)
Bear Stearns & Co., Inc.	H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.370)%	03/20/2012	8,200	(36)
Bear Stearns & Co., Inc.	Kraft Foods, Inc. 6.250% due 06/01//2012	Buy	(0.170)%	06/20/2012	10,400	43
Bear Stearns & Co., Inc.	CBS Corp. 5.625% due 08/15/2012	Buy	(0.590)%	09/20/2012	15,000	(91)
Bear Stearns & Co., Inc.	Comcast Corp. 5.300% due 01/15/2014	Buy	(0.390)%	03/20/2014	15,000	(67)
Bear Stearns & Co., Inc.	Maytag Corp. 5.000% due 05/15/2015	Buy	(0.460)%	06/20/2015	10,000	237
Bear Stearns & Co., Inc.	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.480% due 10/15/2015	Buy	(0.285)%	12/20/2015	10,000	87
Bear Stearns & Co., Inc.	Comcast Corp. 5.900% due 03/15/2016	Buy	(0.535)%	03/20/2016	15,000	(139)
Bear Stearns & Co., Inc.	Goldman Sachs Group, Inc. floating rate based on 3-Month USD-LIBOR plus 0.450% due 03/22/2016	Buy	(0.330)%	03/20/2016	10,000	51
Bear Stearns & Co., Inc.	Johnson Controls, Inc. 5.500% due 01/15/2016	Buy	(0.500)%	03/20/2016	20,000	(176)
Bear Stearns & Co., Inc.	Loews Corp. 5.250% due 03/15/2016	Buy	(0.300)%	03/20/2016	9,800	(60)
Bear Stearns & Co., Inc.	Loews Corp. 5.250% due 03/15/2016	Buy	(0.280)%	03/20/2016	20,000	(93)
Bear Stearns & Co., Inc.	HSBC Finance Corp. floating rate based on 3-Month USD-LIBOR plus 0.430% due 06/01/2016	Buy	(0.220)%	06/20/2016	10,000	(13)
Bear Stearns & Co., Inc.	PMI Group, Inc. 6.000% due 09/15/2016	Buy	(0.460)%	09/20/2016	9,500	185
Bear Stearns & Co., Inc.	ABX Financing Co. 5.750% due 10/15/2016	Buy	(0.530)%	12/20/2016	10,000	(112)
Bear Stearns & Co., Inc.	ONEOK Partners LP 6.150% due 10/01/2016	Buy	(0.660)%	12/20/2016	10,200	(153)
Bear Stearns & Co., Inc.	Panama Government International Bond 8.875% due 09/30/2027	Sell	1.230%	02/20/2017	10,000	15
BNP Paribas Bank	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	0.560%	03/20/2008	10,000	(41)
BNP Paribas Bank	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.450%	06/20/2011	10,000	446
BNP Paribas Bank	HSBC Finance Corp. floating rate based on 3-Month USD-LIBOR plus 0.250% due 01/15/2014	Buy	(0.165)%	12/20/2013	15,000	94
Citibank N.A.	Delhaize America, Inc. 9.000% due 04/15/2031	Sell	0.130%	03/20/2008	10,000	(9)
Citibank N.A.	El Paso Corp. 7.875% due 06/15/2012	Sell	0.210%	03/20/2008	10,000	(8)
Citibank N.A.	Reynolds American, Inc. 7.625% due 06/01/2016	Sell	0.150%	03/20/2008	10,000	(4)
Citibank N.A.	Williams Cos., Inc. 7.125% due 09/01/2011	Sell	0.230%	03/20/2008	10,000	(15)
Citibank N.A.	Newell Rubbermaid, Inc. 4.000% due 05/01/2010	Buy	(0.130)%	06/20/2010	14,000	(9)
Citibank N.A.	Marriott International, Inc. 4.625% due 06/15/2012	Buy	(0.260)%	06/20/2012	15,000	19
Citibank N.A.	CNA Financial Corp. 5.850% due 12/15/2014	Buy	(0.470)%	12/20/2014	10,200	42
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.360%	09/20/2007	20,000	168
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.890%	12/20/2007	20,000	(30)
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%	12/20/2007	14,400	(15)
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.080%	03/20/2008	10,000	(7)
Credit Suisse First Boston	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	0.950%	03/20/2008	10,000	(1)
Credit Suisse First Boston	Centerpoint Energy, Inc. 5.875% due 06/01/2008	Buy	(0.170)%	06/20/2008	10,300	(6)
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.400%	09/20/2008	10,000	377
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	02/20/2009	500	0
Credit Suisse First Boston	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.220%	03/20/2009	2,200	(1)
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.270%	03/20/2009	8,600	(1)
Credit Suisse First Boston	May Department Stores Co. 4.800% due 07/15/2009	Buy	(0.160)%	09/20/2009	10,000	0
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.160%	09/20/2010	3,000	315
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.170%	09/20/2010	5,000	526
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.650%	09/20/2010	2,000	241
Credit Suisse First Boston	Avon Products, Inc. 5.125% due 01/15/2011	Buy	(0.160)%	03/20/2011	10,000	(21)
Credit Suisse First Boston	CVS Corp. 5.750% due 08/15/2011	Buy	(0.250)%	09/20/2011	10,200	(32)
Credit Suisse First Boston	Health Care Property Investors, Inc. 5.950% due 09/15/2011	Buy	(0.530)%	09/20/2011	7,350	(32)
Credit Suisse First Boston	John Deere Capital Corp. 5.650% due 07/25/2011	Buy	(0.140)%	09/20/2011	9,000	(7)
Credit Suisse First Boston	Kaupthing Bank HF 5.750% due 10/04/2011	Buy	(0.550)%	12/20/2011	20,000	(152)
Credit Suisse First Boston	Packaging Corp. of America 5.750% due 08/01/2013	Buy	(0.940)%	09/20/2013	10,000	(181)
Credit Suisse First Boston	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	2.090%	05/20/2016	10,000	621
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	1.200%	02/20/2017	14,400	(10)
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.550%	09/20/2007	10,000	93
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.065%	12/20/2007	100,000	(27)
Deutsche Bank AG	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.260%	12/20/2007	3,000	3

Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.065%	03/20/2008	200,000	(97)
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.070%	03/20/2008	100,000	(46)
Deutsche Bank AG	Morgan Stanley 6.600% due 04/01/2012	Sell	0.075%	03/20/2008	50,000	(28)
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.420%	12/20/2008	17,000	9
Deutsche Bank AG	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.250%	12/20/2008	9,800	6
Deutsche Bank AG	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.330%	12/20/2008	13,000	7
Deutsche Bank AG	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%	12/20/2008	14,000	66
Deutsche Bank AG	TXU Corp. 4.800% due 11/15/2009	Buy	(0.430)%	12/20/2009	15,000	229
Deutsche Bank AG	JC Penney Corp., Inc. 8.000% due 03/01/2010	Buy	(0.270)%	03/20/2010	17,500	(28)
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.760%	06/20/2011	10,000	551
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.770%	06/20/2011	10,000	554
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.830%	06/20/2011	10,000	574
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.920%	06/20/2011	10,000	605
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.020%	06/20/2011	10,000	638
Deutsche Bank AG	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.760%	07/20/2011	300	3
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.620%	09/20/2011	25,000	1,225
Deutsche Bank AG	Nationwide Health Properties, Inc. 6.500% due 07/15/2011	Buy	(0.620)%	09/20/2011	13,600	(78)
Deutsche Bank AG	Kaupthing Bank HF 5.750% due 10/04/2011	Buy	(0.530)%	12/20/2011	10,000	(68)
Deutsche Bank AG	Lennar Corp. 5.950% due 10/17/2011	Buy	(0.785)%	12/20/2011	9,000	108
Deutsche Bank AG	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.980%	01/20/2012	7,500	78
Deutsche Bank AG	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.500%	01/20/2012	8,000	54
Deutsche Bank AG	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.365)%	03/20/2012	20,000	(83)
Deutsche Bank AG	Countrywide Financial Corp. 6.250% due 05/15/2016	Buy	(0.710)%	06/20/2016	26,000	388
Deutsche Bank AG	E.I. Du Pont De Nemours & Co. 5.250% due 12/15/2016	Buy	(0.210)%	12/20/2016	10,000	18
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%	06/20/2007	600	6
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.900%	06/20/2007	12,000	142
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	7,400	63
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.450%	09/20/2007	10,000	88
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.750%	12/20/2007	10,000	49
Goldman Sachs & Co.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.045%	03/20/2008	100,000	(20)
Goldman Sachs & Co.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.050%	03/20/2008	35,000	(5)
Goldman Sachs & Co.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.055%	03/20/2008	90,000	(9)
Goldman Sachs & Co.	Anadarko Petroleum Corp. 6.125% due 03/15/2012	Sell	0.150%	03/20/2008	77,000	34
Goldman Sachs & Co.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.050%	03/20/2008	100,000	19
Goldman Sachs & Co.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.070%	03/20/2008	250,000	71
Goldman Sachs & Co.	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.170%	09/20/2010	5,000	526
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.050%	06/20/2011	10,000	648
Goldman Sachs & Co.	International Lease Finance Corp. 5.250% due 01/10/2013	Buy	(0.200)%	03/20/2013	15,000	(13)
Goldman Sachs & Co.	Wells Fargo Bank N.A. 4.750% due 02/09/2015	Buy	(0.140)%	03/20/2015	10,000	14
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650)%	12/20/2016	1,250,000	4,999
HSBC Bank USA	Ford Motor Corp. 7.450% due 07/16/2031	Sell	2.410%	06/20/2007	5,300	24
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.700%	06/20/2007	5,000	30
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.950%	09/20/2007	7,500	47
HSBC Bank USA	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.280%	11/20/2007	4,100	6
HSBC Bank USA	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.240%	02/20/2008	33,280	8
HSBC Bank USA	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.760%	01/20/2012	4,600	5
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.600%	06/20/2007	5,000	55
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	3,500	40
JPMorgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	06/20/2007	29,300	305
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.700%	09/20/2007	25,000	253
JPMorgan Chase & Co.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.080%	09/20/2007	50,000	4
JPMorgan Chase & Co.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.090%	09/20/2007	75,000	9
JPMorgan Chase & Co.	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.080%	09/20/2007	100,000	4
JPMorgan Chase & Co.	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.090%	09/20/2007	50,000	4

JPMorgan Chase & Co.	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.100%	09/20/2007	50,000	7
JPMorgan Chase & Co.	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.050%	12/20/2007	101,940	(9)
JPMorgan Chase & Co.	Morgan Stanley 6.600% due 04/01/2012	Sell	0.070%	12/20/2007	60,000	(24)
JPMorgan Chase & Co.	TRW, Inc. 6.250% due 01/15/2010	Buy	(0.110)%	03/20/2010	5,000	(8)
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.150%	06/20/2010	10,000	376
JPMorgan Chase & Co.	Simon Property Group LP 4.600% due 06/15/2010	Buy	(0.180)%	06/20/2010	8,000	(15)
JPMorgan Chase & Co.	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.440% due 01/21/2011	Buy	(0.340)%	03/20/2011	10,000	(46)
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.600%	06/20/2011	15,000	745
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.320%	06/20/2011	10,000	739
JPMorgan Chase & Co.	Gannett Co., Inc. 5.750% due 06/01/2011	Buy	(0.330)%	06/20/2011	10,300	(17)
JPMorgan Chase & Co.	Mattel, Inc. 6.125% due 06/15/2011	Buy	(0.400)%	06/20/2011	10,300	(41)
JPMorgan Chase & Co.	Whirlpool Corp. 6.125% due 06/15/2011	Buy	(0.360)%	06/20/2011	12,500	65
JPMorgan Chase & Co.	Health Care Property Investors, Inc. 5.950% due 09/15/2011	Buy	(0.610)%	09/20/2011	5,000	(38)
JPMorgan Chase & Co.	Xstrata Finance Canada Ltd. 5.500% due 11/16/2011	Buy	(0.290)%	12/20/2011	11,250	(1)
JPMorgan Chase & Co.	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.730%	01/20/2012	12,600	(3)
JPMorgan Chase & Co.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.280%	03/20/2016	10,000	75
JPMorgan Chase & Co.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%	03/20/2016	6,950	146
JPMorgan Chase & Co.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.800%	03/20/2016	22,400	176
JPMorgan Chase & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650)%	12/20/2016	434,000	1,277
JPMorgan Chase & Co.	Panama Government International Bond 8.875% due 09/30/2027	Sell	1.250%	01/20/2017	2,800	10
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.150%	09/20/2007	5,000	37
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	7,800	67
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.500%	09/20/2007	10,600	96
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.550%	09/20/2007	15,000	140
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	0.410%	11/20/2007	50,000	99
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.900%	12/20/2007	20,000	(29)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%	12/20/2007	25,900	(27)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.850%	12/20/2007	20,000	114
Lehman Brothers, Inc.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.050%	03/20/2008	250,000	(39)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	0.520%	03/20/2008	20,000	(90)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.550%	03/20/2008	10,000	62
Lehman Brothers, Inc.	Pulte Homes, Inc. 7.875% due 08/01/2011	Sell	0.170%	03/20/2008	10,000	(6)
Lehman Brothers, Inc.	Ford Motor Credit Co. 6.625% due 06/16/2008	Buy	(1.070)%	06/20/2008	37,000	163
Lehman Brothers, Inc.	Proctor & Gamble Co. 4.950% due 08/15/2014	Sell	0.070%	09/20/2008	370,000	235
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	3,500	1
Lehman Brothers, Inc.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%	12/20/2008	300	0
Lehman Brothers, Inc.	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.320%	12/20/2008	29,000	9
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%	12/20/2008	29,000	124
Lehman Brothers, Inc.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.320%	03/20/2009	4,900	(1)
Lehman Brothers, Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.310%	03/20/2009	12,800	2
Lehman Brothers, Inc.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.190%	03/20/2010	50,000	162
Lehman Brothers, Inc.	People’s Republic of China Government International Bond 4.750% due 10/29/2013	Sell	0.230%	03/20/2010	50,000	224
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.875% due 06/15/2010	Buy	(2.310)%	06/20/2010	40,000	533
Lehman Brothers, Inc.	Newell Rubbermaid, Inc. 4.000% due 05/01/2010	Buy	(0.190)%	06/20/2010	10,000	(25)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.760%	03/20/2011	10,000	549
Lehman Brothers, Inc.	Anadarko Finance Co. 6.750% due 05/01/2011	Buy	(0.260)%	06/20/2011	10,600	(1)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.050%	06/20/2011	10,000	648
Lehman Brothers, Inc.	Kellogg Co. 6.600% due 04/01/2011	Buy	(0.110)%	06/20/2011	10,500	5
Lehman Brothers, Inc.	Transocean, Inc. 6.625% due 04/15/2011	Buy	(0.280)%	06/20/2011	5,600	(16)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.430%	10/20/2011	25,000	889
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.120%	11/20/2011	2,500	49
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.140%	11/20/2011	50,000	1,027
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	0.850%	11/20/2011	44,300	349
Lehman Brothers, Inc.	EnCana Corp. 6.300% due 11/01/2011	Buy	(0.230)%	12/20/2011	10,300	(28)

Lehman Brothers, Inc.	International Lease Finance Corp. 5.400% due 02/15/2012	Buy	(0.170)%	03/20/2012	20,000	(12)
Lehman Brothers, Inc.	WellPoint, Inc. 6.375% due 01/15/2012	Buy	(0.100)%	03/20/2012	10,800	9
Lehman Brothers, Inc.	Sprint Capital Corp. 8.375% due 03/15/2012	Buy	(0.545)%	06/20/2012	11,000	22
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.720%	05/20/2013	30,000	1,236
Lehman Brothers, Inc.	Miller Brewing Co. 5.500% due 08/15/2013	Buy	(0.400)%	09/20/2013	15,000	(20)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.210%	01/20/2014	25,000	172
Lehman Brothers, Inc.	BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325)%	09/20/2014	35,000	(134)
Lehman Brothers, Inc.	PC Financial Partnership 5.000% due 11/15/2014	Buy	(0.480)%	12/20/2014	10,000	(80)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.920%	03/20/2016	25,000	1,084
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.980%	03/20/2016	6,900	328
Lehman Brothers, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%	03/20/2016	41,200	864
Lehman Brothers, Inc.	PMI Group, Inc. 6.000% due 09/15/2016	Buy	(0.420)%	09/20/2016	15,000	336
Lehman Brothers, Inc.	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.340)%	12/20/2016	20,000	143
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%	06/20/2007	4,000	43
Merrill Lynch & Co., Inc.	ORIX Corp. 5.480% due 11/22/2011	Buy	(0.280)%	12/20/2011	20,000	(48)
Merrill Lynch & Co., Inc.	International Lease Finance Corp. 5.350% due 03/01/2012	Buy	(0.130)%	03/20/2012	20,000	23
Merrill Lynch & Co., Inc.	Reed Elsevier Capital, Inc. 4.625% due 06/15/2012	Buy	(0.290)%	06/20/2012	5,000	(12)
Merrill Lynch & Co., Inc.	MDC Holdings, Inc. 7.000% due 12/01/2012	Buy	(1.350)%	12/20/2012	10,500	68
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.710%	05/20/2013	15,000	609
Merrill Lynch & Co., Inc.	Exelon Corp. 4.900% due 06/15/2015	Buy	(0.520)%	06/20/2015	10,000	139
Merrill Lynch & Co., Inc.	Dominion Resources, Inc. 5.200% due 01/15/2016	Buy	(0.430)%	03/20/2016	15,000	35
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.950%	04/20/2016	300	16
Merrill Lynch & Co., Inc.	Health Care Property Investors, Inc. 6.300% due 09/15/2016	Buy	(0.650)%	09/20/2016	13,500	101
Merrill Lynch & Co., Inc.	Bank of America Corp. floating rate based on 3-Month USD-LIBOR plus 0.260% due 10/14/2016	Buy	(0.170)%	12/20/2016	5,000	19
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%	06/20/2007	7,300	80
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	18,900	216
Morgan Stanley	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.460%	06/20/2007	41,800	84
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.200%	09/20/2007	5,900	45
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.250%	09/20/2007	10,400	81
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.750%	12/20/2007	10,000	49
Morgan Stanley	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.260%	12/20/2007	58,000	53
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.480%	12/20/2007	47,800	108
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.750%	03/20/2008	15,000	(82)
Morgan Stanley	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.305%	12/20/2008	43,000	39
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.610%	02/20/2009	23,580	34
Morgan Stanley	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.450%	03/20/2009	14,300	10
Morgan Stanley	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.310%	03/20/2009	3,500	(4)
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	03/20/2011	10,000	546
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%	06/20/2011	20,000	927
Morgan Stanley	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.640)%	06/20/2011	5,200	(67)
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.140%	11/20/2011	50,000	1,027
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.870%	11/20/2011	50,000	434
Morgan Stanley	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.750%	01/20/2012	44,400	29
Morgan Stanley	AmerisourceBergen Corp. 5.625% due 09/15/2012	Buy	(0.600)%	09/20/2012	10,000	(53)
Morgan Stanley	Masco Corp. 5.875% due 07/15/2012	Buy	(0.580)%	09/20/2012	5,000	37
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.660%	03/20/2013	47,000	1,551
Morgan Stanley	Kroger Co. 5.500% due 02/01/2013	Buy	(0.530)%	03/20/2013	5,000	(8)
Morgan Stanley	Wyeth 5.500% due 03/15/2013	Buy	(0.150)%	03/20/2013	10,000	(20)
Morgan Stanley	Masco Corp. 7.125% due 08/15/2013	Buy	(0.680)%	09/20/2013	10,800	88
Morgan Stanley	Toll Brothers Finance Corp. 5.950% due 09/15/2013	Buy	(1.390)%	09/20/2013	9,800	74
Morgan Stanley	iStar Financial, Inc. 5.950% due 10/15/2013	Buy	(0.600)%	12/20/2013	10,000	30
Morgan Stanley	Plains All American Pipeline LP 5.625% due 12/15/2013	Buy	(0.550)%	12/20/2013	10,000	(77)
Morgan Stanley	Comcast Corp. 5.300% due 01/15/2014	Buy	(0.360)%	03/20/2014	11,500	(31)
Morgan Stanley	PPL Energy Supply LLC 5.700% due 10/15/2015	Buy	(0.600)%	12/20/2015	5,000	10

Morgan Stanley	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.780%	03/20/2016	22,400	144
Morgan Stanley	Omnicom Group, Inc. 5.900% due 04/15/2016	Buy	(0.380)%	06/20/2016	9,600	(51)
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.520%	01/20/2017	6,000	101
Royal Bank of Canada	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.330%	12/20/2011	50,000	516
Royal Bank of Scotland Group PLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	0.600%	06/20/2007	50,000	45
Royal Bank of Scotland Group PLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	0.850%	06/20/2007	20,000	31
Royal Bank of Scotland Group PLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.750%	12/20/2007	40,000	198
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.310%	12/20/2007	4,800	4
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.390%	12/20/2008	33,000	0
Royal Bank of Scotland Group PLC	Landsbanki Islands HF floating rate based on 3-Month USD-LIBOR plus 0.700% due 08/25/2009	Buy	(0.330)%	09/20/2009	18,000	(76)
Royal Bank of Scotland Group PLC	WellPoint, Inc. 5.000% due 01/15/2011	Buy	(0.165)%	03/20/2011	11,000	(33)
Royal Bank of Scotland Group PLC	General Motors Acceptance Corp. 6.000% due 04/01/2011	Buy	(1.250)%	06/20/2011	15,000	255
Royal Bank of Scotland Group PLC	CVS Corp. 5.750% due 08/15/2011	Buy	(0.240)%	09/20/2011	6,200	(17)
Royal Bank of Scotland Group PLC	DaimlerChrysler N.A. Holding Corp. 5.750% due 09/08/2011	Buy	(0.480)%	09/20/2011	10,000	(64)
Royal Bank of Scotland Group PLC	Landsbanki Islands HF 6.100% due 08/25/2011	Buy	(0.395)%	09/20/2011	10,300	(66)
Royal Bank of Scotland Group PLC	Simon Property Group LP 5.600% due 09/01/2011	Buy	(0.220)%	09/20/2011	5,100	(10)
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.310%	12/20/2011	44,300	420
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.085%	03/20/2012	24,270	(53)
Royal Bank of Scotland Group PLC	NiSource Finance Corp. 6.150% due 03/01/2013	Buy	(0.540)%	03/20/2013	12,400	(58)
Royal Bank of Scotland Group PLC	AutoZone, Inc. 5.500% due 11/15/2015	Buy	(0.810)%	12/20/2015	10,000	(166)
Royal Bank of Scotland Group PLC	Centex Corp. 5.250% due 06/15/2015	Buy	(0.830)%	06/20/2016	10,000	545
Royal Bank of Scotland Group PLC	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.320)%	12/20/2016	15,000	130
Royal Bank of Scotland Group PLC	Time Warner, Inc. 5.875% due 11/15/2016	Buy	(0.700)%	12/20/2016	12,000	(157)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.150%	06/20/2007	10,000	72
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.800%	06/20/2007	10,000	116
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.900%	06/20/2007	6,000	71
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	0.850%	06/20/2007	20,000	31
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	5,000	43
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.720%	09/20/2007	25,000	255
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.900%	12/20/2007	20,000	(29)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.750%	12/20/2007	30,000	148
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.800%	12/20/2007	20,000	106
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.350%	12/20/2010	10,000	729
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	03/20/2011	5,000	273
UBS Warburg LLC	Boston Scientific Corp. 6.000% due 06/15/2011	Buy	(0.500)%	06/20/2011	10,000	36
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.470%	06/20/2011	25,000	1,133
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.800%	06/20/2011	25,000	1,411
UBS Warburg LLC	Capital One Financial Corp. 5.700% due 09/15/2011	Buy	(0.350)%	09/20/2011	10,000	31
UBS Warburg LLC	Bank of America Corp. floating rate based on 3-Month USD-LIBOR plus 0.260% due 10/14/2016	Buy	(0.170)%	12/20/2016	35,000	134

						$42,623

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.000%	06/20/2009	AUD	285,300	$(1,192)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	12.860%	01/04/2010	BRL	7,100	61
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010		203,900	2,189
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	14.370%	01/04/2010		193,200	4,881
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		427,800	3,830

Merrill Lynch & Co., Inc.	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2027	CAD	51,800	(1,305)
Royal Bank of Canada	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2027		128,100	(2,746)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EUR	50,700	1,171
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		105,800	80
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		65,400	1,297
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	03/20/2009		290,700	2
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		74,100	0
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		266,400	352
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		74,030	0
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		75,400	0
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		58,500	1,373
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008	GBP	752,700	797
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		2,418,300	(5,469)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		1,417,100	(1,841)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/16/2011		1,930	(105)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		92,900	3,628
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		258,300	25,170
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		100,500	(409)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008		417,800	320
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		863,700	(3,907)
HSBC Bank USA	6-Month GBP-LIBOR	Pay	4.500%	12/20/2007		1,774,100	(37,460)
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		387,000	(926)
HSBC Bank USA	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009		325,000	(13,989)
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		214,800	16,612
Lehman Brothers, Inc.	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009		130,500	(5,612)
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009		154,700	(6,676)
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		54,200	2,237
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		385,600	(1,359)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		396,000	(3,100)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		359,300	34,286
UBS Warburg LLC	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009		250,000	(10,807)
Barclays Bank PLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009	JPY	38,530,000	(87)
Barclays Bank PLC	6-Month JPY-LIBOR	Pay	2.000%	12/15/2016		24,000,000	(256)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		284,820,000	1,768
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		61,800,000	306
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		133,880,000	3,834
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		131,879,000	2,046
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.500%	12/20/2026		36,740,000	(1,401)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		45,840,000	2,919
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		51,874,000	(618)
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		21,260,000	228
Morgan Stanley	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		16,770,000	897
Morgan Stanley	6-Month JPY-LIBOR	Pay	2.500%	12/20/2026		15,980,000	1,720
Royal Bank of Scotland Group PLC	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		36,474,000	(494)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/19/2008		679,100,000	2,563
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		37,780,000	273
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		760,970,000	2,832
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		98,550,000	3,431
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		25,640,000	2,388
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016	MXN	190,000	936
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		814,300	2,788
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		921,900	1,594
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		488,500	1,433
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	8.900%	09/12/2016		483,200	2,907

Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/20/2009	$4,528,600	2,008
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/20/2037	402,600	(6,585)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2009	2,037,500	(1,992)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/20/2026	4,100	193
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2037	75,000	(2,555)
Citibank N.A.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037	534,000	(10,940)
Credit Suisse First Boston	3-Month USD-LIBOR	Pay	5.000%	06/20/2009	1,954,100	5,574
Credit Suisse First Boston	3-Month USD-LIBOR	Pay	5.000%	06/20/2037	299,700	(3,762)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2008	7,112,800	18,224
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/20/2009	12,711,900	52,565
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/20/2037	1,205,150	(44,665)
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037	1,061,870	7,794
JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037	175,000	(5,956)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	06/20/2009	585,500	(3,476)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	06/20/2012	60,000	(193)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037	654,230	(13,750)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2009	638,500	(532)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2008	17,168,400	34,761
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2009	2,981,900	8,882
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	0.000%	06/20/2037	160,000	(2,289)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2037	1,213,200	(36,154)
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2009	1,438,400	(328)
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	12/20/2026	38,700	1,811

						$32,025

(k)	Purchased options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar June Futures	$91.000	06/18/2007	6,511	$62	$0
Put - CME 90-Day Eurodollar June Futures	91.250	06/18/2007	68,157	647	1
Put - CME 90-Day Eurodollar June Futures	92.250	06/16/2008	100	1	0
Put - CME 90-Day Eurodollar September Futures	90.250	09/17/2007	25,000	238	0
Put - CME 90-Day Eurodollar September Futures	90.500	09/17/2007	33,374	317	0
Put - CME 90-Day Eurodollar September Futures	90.750	09/17/2007	40,000	380	0
Put - CME 90-Day Eurodollar September Futures	91.000	09/17/2007	42,501	404	0

				$2,049	$1

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	6-Month EUR-LIBOR	Pay	3.960%	07/02/2007	EUR	815,000	$3,751	$106
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Pay	3.960%	07/02/2007		3,827,000	21,655	496
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Pay	4.100%	07/02/2007		1,849,000	10,304	1,057
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month EUR-LIBOR	Pay	3.960%	07/02/2007		1,748,000	8,450	227
Call - OTC 2-Year Interest Rate Swap	Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.080%	06/15/2007	GBP	402,300	1,862	13
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.080%	06/15/2007		258,700	1,475	8
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.058%	06/15/2007		638,000	2,890	16
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	07/02/2007		$5,915,000	21,885	16,412
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.800%	08/08/2007		2,331,000	9,493	6,239
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	08/08/2007		1,143,000	5,029	4,051
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		733,600	2,843	5,269
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.200%	02/01/2008		6,900,000	35,362	66,145

Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008	955,000	2,746	2,383
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	1,150,000	6,900	6,183
Call - OTC 1-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	4.700%	08/08/2007	2,744,000	6,131	1,614
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	4,600,000	20,930	33,036
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	7,680,300	40,650	41,292
Call - OTC 1-Year Interest Rate Swap	Morgan Stanley	3-Month USD-LIBOR	Pay	4.750%	02/01/2008	1,955,000	5,621	4,877
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	06/07/2007	4,539,700	19,975	29,009
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.500%	06/30/2007	4,463,000	21,422	48,950
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	07/02/2007	2,337,600	9,672	3,805
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.850%	07/02/2007	4,800,000	12,480	2,664
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	07/02/2007	11,981,000	63,009	83,891
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.370%	07/02/2007	6,289,700	24,247	55,683
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	08/08/2007	4,422,000	10,005	5,201
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	08/08/2007	5,433,000	6,927	8,718
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	10/25/2007	3,342,000	13,452	16,477
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	7,117,400	35,293	51,115
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	16,815,200	96,903	90,404
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Pay	5.250%	06/07/2007	877,000	3,227	5,604

							$524,589	$590,945

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY	103.800	03/17/2010	$90,000	$3,920	$4,679
Put - OTC U.S. dollar versus Japanese yen		103.800	03/17/2010	90,000	3,921	3,430
Call - OTC U.S. dollar versus Japanese yen		104.650	03/31/2010	73,000	3,321	3,321
Put - OTC U.S. dollar versus Japanese yen		104.650	03/31/2010	73,000	2,840	2,840

					$14,002	$14,270

(l)	Written options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$108.000	05/25/2007	17,440	$6,954	$13,898
Call - CBOT U.S. Treasury 10-Year Note June Futures	109.000	05/25/2007	7,292	1,699	2,848
Call - CBOT U.S. Treasury 10-Year Note June Futures	110.000	05/25/2007	3,600	889	619
Put - CBOT U.S. Treasury 10-Year Note June Futures	104.000	05/25/2007	5,081	460	79
Put - CBOT U.S. Treasury 10-Year Note June Futures	105.000	05/25/2007	26,544	6,453	830
Put - CBOT U.S. Treasury 10-Year Note June Futures	107.000	05/25/2007	3,600	944	1,069

				$17,399	$19,343

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	6-Month EUR-LIBOR	Receive	4.100%	07/02/2007	EUR	310,000	$3,714	$735
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.100%	07/02/2007		1,625,000	21,903	3,855
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.230%	07/02/2007		785,000	10,124	4,191
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month EUR-LIBOR	Receive	4.100%	07/02/2007		741,000	8,366	1,758
Call - OTC 8-Year Interest Rate Swap	Credit Suisse First Boston	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP	114,800	1,859	23
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007		73,500	1,467	15
Call - OTC 8-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007		183,000	2,902	36
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.000%	07/02/2007		$2,574,000	21,107	18,269

Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.900%	08/08/2007	1,013,000	8,914	6,326
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	319,000	2,855	4,588
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.280%	02/01/2008	3,000,000	34,875	57,383
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008	220,400	2,744	2,235
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	500,000	6,695	5,486
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	4.850%	08/08/2007	450,000	6,131	2,225
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	2,000,000	21,580	28,763
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	3,302,000	38,898	36,222
Call - OTC 5-Year Interest Rate Swap	Morgan Stanley	3-Month USD-LIBOR	Receive	4.900%	02/01/2008	429,600	5,349	4,356
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.340%	06/07/2007	1,974,000	20,076	32,877
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.600%	06/29/2007	1,940,000	21,437	53,129
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	07/02/2007	1,063,900	11,490	6,387
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	07/02/2007	1,015,100	10,608	7,205
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.370%	07/02/2007	5,207,000	62,924	96,048
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.500%	07/02/2007	2,062,300	23,765	54,828
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	08/08/2007	1,013,000	6,762	6,326
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	08/08/2007	737,000	8,549	4,351
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	08/08/2007	381,000	4,338	3,122
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.010%	10/25/2007	1,457,000	13,413	15,591
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	3,094,100	37,129	44,498
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	7,287,100	93,499	79,938
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Receive	5.325%	06/07/2007	383,000	3,255	6,164

							$516,728	$586,930

(m)	Restricted securities as of March 31, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
DLJ Mortgage Acceptance Corp.	6.502%	08/01/2021	07/21/1992	$452	$439	0.00%
Goldman Sachs Group, Inc.	6.000%	12/31/2007	06/24/1993	1,379	1,361	0.00%
Mazda Manufacturing Corp.	10.500%	07/01/2008	08/30/1993	504	488	0.00%
Mazda Motor Corp.	10.500%	07/01/2008	03/14/2003	56	54	0.00%
Southbridge, Massachusetts Associates LLC Revenue Bonds, (MBIA Insured), Series 2000	7.590%	02/01/2022	10/10/2000	30,621	36,316	0.04%
United Airlines, Inc.	11.080%	05/27/2024	12/28/2001	825	1,314	0.00%
United Telecom, Inc.	6.890%	07/01/2008	09/22/2003	710	699	0.00%
United Telephone Co. of the Northwest	6.890%	07/01/2008	05/02/2002	2,714	2,757	0.00%
Wilmington Trust Corp.	10.500%	07/01/2008	03/14/2003	176	172	0.00%

				$37,437	$43,600	0.04%

(n)	Short sales outstanding on March 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(2)
Fannie Mae	5.500%	04/01/2037	$3,000,000	$2,967,188	$2,969,064
Fannie Mae	5.500%	05/01/2037	4,281,000	4,252,906	4,235,514
Freddie Mac	5.500%	04/01/2037	300,000	297,035	296,907
U.S. Treasury Notes	4.625%	02/15/2017	344,500	348,010	346,285

				$7,865,139	$7,847,770

(2)	Market value includes $2,377 of interest payable on short sales.

(o)	Forward foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	228,382	04/2007	$6,257	$0	$6,257
Buy	BRL	1,084,237	05/2007	29,109	0	29,109
Sell		1,088,332	05/2007	0	(2,471)	(2,471)
Buy		604,884	06/2007	19,398	0	19,398
Buy		1,061,646	10/2007	2,381	(726)	1,655
Buy		311,406	03/2008	1	(108)	(107)
Sell	CAD	7,410	04/2007	0	(87)	(87)
Buy	CNY	1,383	04/2007	0	(1)	(1)
Sell		1,383	04/2007	1	0	1
Buy		138,303	09/2007	417	0	417
Buy		1,094,415	10/2007	3,229	0	3,229
Buy		1,578,074	11/2007	2,486	0	2,486
Sell		233,561	11/2007	38	0	38
Buy		744,295	01/2008	5	(88)	(83)
Buy	EUR	98,624	04/2007	58	0	58
Sell		522,908	04/2007	0	(340)	(340)
Buy	GBP	10,052	04/2007	109	0	109
Sell		279,458	04/2007	0	(3,437)	(3,437)
Buy	INR	1,487,285	05/2007	829	0	829
Buy		1,199,042	06/2007	359	0	359
Sell	JPY	55,751,415	05/2007	7	(12,695)	(12,688)
Buy	KRW	147,255,039	04/2007	0	(672)	(672)
Sell		31,452,135	04/2007	87	0	87
Buy		220,270,340	05/2007	0	(945)	(945)
Sell		161,765,596	05/2007	42	(50)	(8)
Buy		33,866,800	06/2007	119	0	119
Buy		41,217,168	09/2007	140	0	140
Sell		40,161,848	09/2007	0	(26)	(26)
Buy	MXN	3,699,431	04/2007	0	(3,740)	(3,740)
Sell		3,698,335	04/2007	1	(1,247)	(1,246)
Buy		3,692,579	09/2007	1,250	0	1,250
Buy		5,757	03/2008	0	(1)	(1)
Buy	NZD	49,325	04/2007	563	0	563
Sell		58,583	04/2007	0	(2,506)	(2,506)
Buy	PLN	227,840	04/2007	320	(527)	(207)
Sell		227,840	04/2007	0	(303)	(303)
Buy		19,418	09/2007	23	0	23
Buy		208,422	03/2008	301	0	301
Buy	RUB	3,960,174	09/2007	1,463	0	1,463
Buy		3,923,577	11/2007	1,951	0	1,951
Buy		6,340,037	12/2007	2,281	0	2,281
Buy	SGD	469,931	04/2007	2,951	0	2,951
Sell		64,633	04/2007	0	(121)	(121)
Buy		198,508	07/2007	1,110	0	1,110
Buy		55,939	09/2007	370	0	370
Buy		15,471	10/2007	5	0	5
Buy	TWD	311,248	04/2007	0	(81)	(81)
Sell		311,248	04/2007	2	0	2
Buy		8,781,230	05/2007	3	(91)	(88)
Sell		1,122,074	05/2007	0	(22)	(22)
Buy		311,248	06/2007	0	(6)	(6)

				$77,666	$(30,291)	$47,375

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

	Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

	Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

	Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

A Joint Special Meeting of Shareholders of the Fundamental IndexPLUSTM Fund and the Fundamental IndexPLUS TRTM Fund was held on September 28, 2006 and reconvened on October 10, 2006 to propose a new sub-advisory agreement between PIMCO and Research Affiliates, LLC with respect to such Funds.

	The final tabulation is as follows:

	Fundamental IndexPLUSTM Fund	# of Shares Voted
	Shares For	8,152,894.35
	Shares Against	—
	Shares Abstaining	1,723.47
	Shares Voted	8,154,617.82

	Fundamental IndexPLUSTM TR Fund
	Shares For	27,901,023.51
	Shares Against	15,602.72
	Shares Abstaining	36,886.78
	Shares Voted	27,953,513.01

Item 11.	Controls and Procedures.

	(a)	The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

	(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.	Exhibits.

	(a)(1)	Exhibit 99.CODE—Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

	(a)(2)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

	(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds

By:	/s/ ERNEST L. SCHMIDER
Ernest L. Schmider
President, Principal Executive Officer

Date: June 11, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ ERNEST L. SCHMIDER
Ernest L. Schmider
President, Principal Executive Officer

Date: June 11, 2007

By:	/s/ JOHN P. HARDAWAY
John P. Hardaway
Treasurer, Principal Financial Officer

Date: June 11, 2007